DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2022
(UNAUDITED)

Definitions of Abbreviations and Footnotes
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
VIT Inflation-Protected Securities Portfolio
VA Global Moderate Allocation Portfolio
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio
DFA Social Fixed Income Portfolio
DFA Diversified Fixed Income Portfolio
U.S. High Relative Profitability Portfolio
International High Relative Profitability Portfolio
VA Equity Allocation Portfolio
DFA MN Municipal Bond Portfolio
DFA California Municipal Real Return Portfolio
DFA Global Core Plus Fixed Income Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Emerging Markets Targeted Value Portfolio
DFA Global Sustainability Fixed Income Portfolio
DFA Oregon Municipal Bond Portfolio
DFA Global Core Plus Real Return Portfolio
Emerging Markets ex China Core Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
BAM	Build America Mutual
ST	Special Tax
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
3M Swap	Three Month Swap
GO	General Obligation
RB	Revenue Bond
SD CRED PROG	School District Credit Program
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
P.L.C.	Public Limited Company
TBA	To be announced
CP	Certificate Participation
GDR	Global Depositary Receipt
SCH BD GTY	School Bond Guaranty
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
GBP	British Pounds
JPY	Japanese Yen
SGD	Singapore Dollars

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
(r)	The adjustable rate shown is effective as of July 31, 2022.
±	Face Amount of security is not adjusted for inflation.

CONTINUED
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
^	Denominated in USD, unless otherwise noted.

VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (8.3%)
	Activision Blizzard, Inc.	14,373	$1,149,121
	AT&T, Inc.	471,014	8,845,643
	Comcast Corp., Class A	302,220	11,339,294
*	DISH Network Corp., Class A	27,506	477,779
	Electronic Arts, Inc.	1,473	193,302
	Fox Corp., Class A	34,255	1,134,183
	Fox Corp., Class B	25,526	788,753
	Interpublic Group of Cos., Inc.	25,252	754,277
*	Liberty Broadband Corp., Class A	600	64,758
*	Liberty Broadband Corp., Class C	6,600	718,938
*	Liberty Media Corp.-Liberty Formula One, Class A	535	33,165
*	Liberty Media Corp.-Liberty Formula One, Class C	4,527	306,795
*	Liberty Media Corp.-Liberty SiriusXM, Class A	4,466	177,970
*	Liberty Media Corp.-Liberty SiriusXM, Class C	14,451	575,439
#	Lumen Technologies, Inc.	130,666	1,422,953
*	Madison Square Garden Entertainment Corp.	154	8,968
	News Corp., Class A	16,744	286,992
	News Corp., Class B	8,065	139,363
	Omnicom Group, Inc.	697	48,679
#	Paramount Global, Class A	1,652	44,670
#	Paramount Global, Class B	61,302	1,449,792
*	T-Mobile U.S., Inc.	34,454	4,928,989
	Verizon Communications, Inc.	255,450	11,799,236
*	Walt Disney Co.	45,722	4,851,104
*	Warner Bros Discovery, Inc.	168,300	2,524,500
TOTAL COMMUNICATION SERVICES			54,064,663
CONSUMER DISCRETIONARY — (5.6%)
	Advance Auto Parts, Inc.	7,659	1,482,936
*	Aptiv PLC	10,069	1,056,138
	Aramark	21,061	703,437
	Autoliv, Inc.	7,172	616,792
	Best Buy Co., Inc.	614	47,272
	BorgWarner, Inc.	27,403	1,053,919
*	Capri Holdings Ltd.	1,300	63,284
*	CarMax, Inc.	11,548	1,149,488
#*	Carnival Corp.	43,840	397,190
#	Dick's Sporting Goods, Inc.	958	89,659
*	Dollar Tree, Inc.	15,403	2,547,040
	DR Horton, Inc.	56,104	4,377,795
	eBay, Inc.	48,272	2,347,467
	Ford Motor Co.	165,913	2,437,262
#	Gap, Inc.	1,476	14,199
	Garmin Ltd.	11,928	1,164,411
*	General Motors Co.	100,456	3,642,535
	Gentex Corp.	17,044	480,982
	Harley-Davidson, Inc.	1,373	51,913
	Hasbro, Inc.	3,203	252,140
*	Hyatt Hotels Corp., Class A	2,188	181,057
	Kohl's Corp.	805	23,458
	Lear Corp.	6,694	1,011,731
	Lennar Corp., Class A	26,799	2,277,915
	Lennar Corp., Class B	1,507	102,295

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lithia Motors, Inc.	2,389	$633,754
	LKQ Corp.	36,546	2,004,183
	MGM Resorts International	7,230	236,638
*	Mohawk Industries, Inc.	9,865	1,267,455
	Newell Brands, Inc.	8,465	171,078
*	Norwegian Cruise Line Holdings Ltd.	7,660	93,069
	PulteGroup, Inc.	42,097	1,836,271
	PVH Corp.	672	41,610
	Ralph Lauren Corp.	2,390	235,726
#*	Royal Caribbean Cruises Ltd.	10,937	423,371
	Service Corp. International	700	52,122
	Tapestry, Inc.	15,402	517,969
	Toll Brothers, Inc.	1,729	85,032
	Whirlpool Corp.	7,935	1,371,724
TOTAL CONSUMER DISCRETIONARY			36,542,317
CONSUMER STAPLES — (6.5%)
	Archer-Daniels-Midland Co.	27,548	2,280,148
*	BellRing Brands, Inc.	3,250	78,455
	Bunge Ltd.	15,242	1,407,294
#	Campbell Soup Co.	4,000	197,400
	Conagra Brands, Inc.	34,544	1,181,750
	Constellation Brands, Inc., Class A	6,617	1,629,833
*	Coty, Inc., Class A	7,970	58,340
*	Darling Ingredients, Inc.	14,300	990,704
	General Mills, Inc.	51,759	3,871,056
	Hormel Foods Corp.	9,549	471,148
	J M Smucker Co.	13,623	1,802,595
	Keurig Dr Pepper, Inc.	5,429	210,320
	Kraft Heinz Co.	23,740	874,344
	Kroger Co.	83,867	3,894,784
	Molson Coors Beverage Co., Class B	11,394	680,792
	Mondelez International, Inc., Class A	69,853	4,473,386
*	Pilgrim's Pride Corp.	2,655	83,287
*	Post Holdings, Inc.	2,564	222,914
	Seaboard Corp.	12	48,728
	Spectrum Brands Holdings, Inc.	174	12,100
	Tyson Foods, Inc., Class A	36,011	3,169,328
*	U.S. Foods Holding Corp.	17,034	536,571
	Walgreens Boots Alliance, Inc.	59,328	2,350,575
	Walmart, Inc.	87,081	11,499,046
TOTAL CONSUMER STAPLES			42,024,898
ENERGY — (14.5%)
	APA Corp.	4,268	158,641
	Baker Hughes Co.	44,854	1,152,299
	Cabot Oil & Gas Corp.	22,675	693,628
	Chevron Corp.	108,229	17,725,746
	ConocoPhillips	109,454	10,664,103
	Continental Resources, Inc.	5,878	404,935
	Devon Energy Corp.	59,099	3,714,372
	Diamondback Energy, Inc.	3,941	504,527
	EOG Resources, Inc.	28,067	3,121,612
	Exxon Mobil Corp.	250,641	24,294,632
	Halliburton Co.	48,166	1,411,264
	Helmerich & Payne, Inc.	818	37,873
	Hess Corp.	27,536	3,096,974
	Kinder Morgan, Inc.	95,103	1,710,903

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Marathon Oil Corp.	42,811	$1,061,713
	Marathon Petroleum Corp.	30,153	2,763,824
	Murphy Oil Corp.	2,737	96,178
	NOV, Inc.	626	11,650
	Occidental Petroleum Corp.	71,693	4,713,815
	ONEOK, Inc.	24,386	1,456,820
	Ovintiv, Inc.	2,906	148,467
	Phillips 66	18,704	1,664,656
	Pioneer Natural Resources Co.	13,804	3,270,858
	Schlumberger NV	102,566	3,798,019
	Targa Resources Corp.	9,717	671,542
	Valero Energy Corp.	20,897	2,314,761
	Williams Cos., Inc.	113,122	3,856,329
TOTAL ENERGY			94,520,141
FINANCIALS — (19.6%)
	Aflac, Inc.	44,437	2,546,240
*	Alleghany Corp.	521	436,327
	Allstate Corp.	32,749	3,830,651
	Ally Financial, Inc.	51,633	1,707,503
	American Financial Group, Inc.	7,203	962,897
	American International Group, Inc.	29,430	1,523,591
	Apollo Global Management, Inc.	12,499	713,693
*	Arch Capital Group Ltd.	16,276	722,654
	Assurant, Inc.	3,963	696,616
	Axis Capital Holdings Ltd.	973	49,127
	Bank of America Corp.	274,769	9,289,940
	Bank of New York Mellon Corp.	54,289	2,359,400
*	Berkshire Hathaway, Inc., Class B	41,380	12,438,828
	Capital One Financial Corp.	27,365	3,005,498
	Charles Schwab Corp.	485	33,489
	Chubb Ltd.	11,502	2,169,737
	Cincinnati Financial Corp.	4,307	419,243
	Citigroup, Inc.	97,587	5,064,765
	Citizens Financial Group, Inc.	23,897	907,369
	CNA Financial Corp.	3,404	144,398
	Comerica, Inc.	7,975	620,216
	East West Bancorp, Inc.	3,233	232,065
	Equitable Holdings, Inc.	10,621	301,955
	Everest Re Group Ltd.	1,981	517,734
	Fidelity National Financial, Inc.	5,733	229,091
	Fifth Third Bancorp	73,951	2,523,208
	First Horizon Corp.	31,098	695,351
	Franklin Resources, Inc.	9,835	269,971
	Globe Life, Inc.	4,255	428,606
	Goldman Sachs Group, Inc.	21,204	7,069,202
	Hartford Financial Services Group, Inc.	50,871	3,279,653
	Huntington Bancshares, Inc.	82,014	1,089,966
	Invesco Ltd.	12,464	221,111
	Jefferies Financial Group, Inc.	1,212	39,475
	JPMorgan Chase & Co.	173,576	20,023,727
	KeyCorp	69,635	1,274,320
	Lincoln National Corp.	10,260	526,748
	Loews Corp.	13,619	793,307
	M&T Bank Corp.	8,288	1,470,706
*	Markel Corp.	361	468,268
	MetLife, Inc.	22,456	1,420,342
	Morgan Stanley	78,577	6,624,041
	Northern Trust Corp.	11,340	1,131,505

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	PacWest Bancorp	1,151	$32,263
	PNC Financial Services Group, Inc.	12,915	2,143,115
	Principal Financial Group, Inc.	29,370	1,966,028
	Prosperity Bancshares, Inc.	567	42,009
	Prudential Financial, Inc.	14,337	1,433,557
	Regions Financial Corp.	73,172	1,549,783
	Reinsurance Group of America, Inc.	828	95,866
	RenaissanceRe Holdings Ltd.	250	32,327
	Signature Bank	289	53,630
	State Street Corp.	21,628	1,536,453
	Synchrony Financial	32,632	1,092,519
	Synovus Financial Corp.	1,104	44,580
	Travelers Cos., Inc.	27,113	4,302,833
	Truist Financial Corp.	56,633	2,858,268
	U.S. Bancorp	35,182	1,660,590
	Unum Group	3,525	113,470
	Wells Fargo & Co.	179,816	7,888,528
	WR Berkley Corp.	1,479	92,482
	Zions Bancorp NA	11,396	621,652
TOTAL FINANCIALS			127,832,487
HEALTH CARE — (16.2%)
	Abbott Laboratories	1,568	170,661
	Anthem, Inc.	17,704	8,446,578
	Baxter International, Inc.	24,054	1,411,008
	Becton Dickinson & Co.	7,382	1,803,496
*	Biogen, Inc.	13,718	2,950,193
*	Bio-Rad Laboratories, Inc., Class A	918	517,073
*	Boston Scientific Corp.	4,588	188,337
	Bristol-Myers Squibb Co.	125,327	9,246,626
*	Catalent, Inc.	500	56,550
*	Centene Corp.	26,665	2,479,045
*	Change Healthcare, Inc.	3,848	93,391
	Cigna Corp.	20,248	5,575,489
	Cooper Cos., Inc.	200	65,400
	CVS Health Corp.	69,583	6,657,702
	Danaher Corp.	20,944	6,104,548
*	DaVita, Inc.	811	68,254
	DENTSPLY SIRONA, Inc.	10,502	379,752
*	Elanco Animal Health, Inc.	6,840	138,578
*	Embecta Corp.	1,316	38,730
*	Envista Holdings Corp.	1,720	69,918
	Gilead Sciences, Inc.	56,627	3,383,463
*	Henry Schein, Inc.	11,024	869,022
*	Hologic, Inc.	10,948	781,468
*	Horizon Therapeutics PLC	1,145	95,001
	Humana, Inc.	9,065	4,369,330
*	IQVIA Holdings, Inc.	420	100,913
*	Jazz Pharmaceuticals PLC	6,215	969,913
	Laboratory Corp. of America Holdings	14,026	3,677,477
	McKesson Corp.	3,387	1,156,932
	Medtronic PLC	47,049	4,352,974
	Merck & Co., Inc.	3,280	293,035
	PerkinElmer, Inc.	3,314	507,605
	Pfizer, Inc.	375,356	18,959,232
	Quest Diagnostics, Inc.	17,859	2,439,004
*	Regeneron Pharmaceuticals, Inc.	3,871	2,251,722
	STERIS PLC	6,062	1,367,890
*	Syneos Health, Inc.	3,195	252,852

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Teladoc Health, Inc.	452	$16,656
	Teleflex, Inc.	157	37,752
	Thermo Fisher Scientific, Inc.	15,941	9,539,254
*	United Therapeutics Corp.	1,123	259,492
	UnitedHealth Group, Inc.	131	71,047
	Universal Health Services, Inc., Class B	11,058	1,243,693
*	Vertex Pharmaceuticals, Inc.	1,318	369,580
	Viatris, Inc.	77,958	755,413
	Zimmer Biomet Holdings, Inc.	9,350	1,032,147
#*	Zimvie, Inc.	935	18,158
TOTAL HEALTH CARE			105,632,354
INDUSTRIALS — (11.5%)
	AECOM	11,729	844,488
	AGCO Corp.	9,374	1,021,016
	AMERCO	2,175	1,168,149
	AMETEK, Inc.	7,745	956,507
	Arcosa, Inc.	1,576	81,259
*	Builders FirstSource, Inc.	16,700	1,135,600
*	CACI International, Inc., Class A	200	60,458
	Carlisle Cos., Inc.	7,596	2,249,176
	Carrier Global Corp.	47,193	1,912,732
	CSX Corp.	12,581	406,744
	Cummins, Inc.	14,520	3,213,421
	Deere & Co.	199	68,293
	Dover Corp.	8,834	1,180,929
	Eaton Corp. PLC	22,499	3,338,627
	Emerson Electric Co.	5,210	469,265
	FedEx Corp.	18,335	4,273,705
	Fortive Corp.	7,159	461,397
	Fortune Brands Home & Security, Inc.	12,304	857,343
	General Dynamics Corp.	13,487	3,057,098
	General Electric Co.	20,244	1,496,234
*	GXO Logistics, Inc.	11,107	533,136
	Howmet Aerospace, Inc.	44,451	1,650,466
	Hubbell, Inc.	2,329	510,098
	Huntington Ingalls Industries, Inc.	508	110,155
	Ingersoll Rand, Inc.	18,883	940,373
	ITT, Inc.	400	30,012
	Jacobs Engineering Group, Inc.	7,558	1,037,713
*	JetBlue Airways Corp.	3,982	33,528
	Johnson Controls International PLC	36,356	1,959,952
	L3Harris Technologies, Inc.	4,201	1,008,114
	Leidos Holdings, Inc.	16,426	1,757,582
*	MasTec, Inc.	425	33,545
*	Middleby Corp.	1,625	235,121
	Nielsen Holdings PLC	4,829	115,655
	Norfolk Southern Corp.	17,447	4,382,163
	Northrop Grumman Corp.	1,770	847,653
	Oshkosh Corp.	522	44,944
	Otis Worldwide Corp.	2,174	169,942
	Owens Corning	8,674	804,427
	PACCAR, Inc.	27,052	2,475,799
	Parker-Hannifin Corp.	10,439	3,017,810
	Pentair PLC	17,893	874,789
	Quanta Services, Inc.	17,126	2,375,890
	Raytheon Technologies Corp.	44,815	4,177,206
	Republic Services, Inc.	37,656	5,221,381
	Sensata Technologies Holding PLC	18,330	815,135

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Snap-on, Inc.	6,398	$1,433,472
*	Southwest Airlines Co.	29,586	1,127,818
	Stanley Black & Decker, Inc.	17,519	1,705,124
*	Sunrun, Inc.	2,269	74,174
	Textron, Inc.	31,507	2,068,119
	Trane Technologies PLC	11,386	1,673,628
*	United Airlines Holdings, Inc.	17,659	648,968
*	United Rentals, Inc.	6,074	1,959,898
	Westinghouse Air Brake Technologies Corp.	6,704	626,623
*	XPO Logistics, Inc.	1,886	112,670
TOTAL INDUSTRIALS			74,845,524
INFORMATION TECHNOLOGY — (8.5%)
*	Advanced Micro Devices, Inc.	11,200	1,058,064
*	Akamai Technologies, Inc.	7,158	688,743
	Amdocs Ltd.	15,020	1,307,641
	Analog Devices, Inc.	14,527	2,498,063
*	Arrow Electronics, Inc.	4,165	533,828
	Avnet, Inc.	1,297	62,087
	Broadcom, Inc.	152	81,393
*	Ciena Corp.	1,583	81,683
	Cisco Systems, Inc.	1,642	74,498
	Cognizant Technology Solutions Corp., Class A	35,955	2,443,502
	Concentrix Corp.	2,352	314,604
	Corning, Inc.	87,648	3,221,941
	Dell Technologies, Inc., Class C	5,968	268,918
	Dolby Laboratories, Inc., Class A	2,820	218,268
*	DXC Technology Co.	10,899	344,408
	Fidelity National Information Services, Inc.	15,924	1,626,796
*	First Solar, Inc.	1,244	123,367
*	Fiserv, Inc.	14,437	1,525,702
*	Flex Ltd.	51,876	871,517
	Global Payments, Inc.	5,589	683,647
	Hewlett Packard Enterprise Co.	162,089	2,308,147
	HP, Inc.	106,724	3,563,514
*	II-VI, Inc.	781	41,112
	Intel Corp.	274,533	9,968,293
	International Business Machines Corp.	860	112,479
*	IPG Photonics Corp.	430	45,829
	Jabil, Inc.	5,001	296,759
	Juniper Networks, Inc.	20,534	575,568
*	Kyndryl Holdings, Inc.	1,573	16,469
	Marvell Technology, Inc.	21,410	1,192,109
	Microchip Technology, Inc.	104	7,161
	Micron Technology, Inc.	83,365	5,156,959
	MKS Instruments, Inc.	200	23,640
*	ON Semiconductor Corp.	35,546	2,373,762
*	Qorvo, Inc.	11,900	1,238,433
	Roper Technologies, Inc.	1,058	461,997
*	Salesforce, Inc.	10,099	1,858,418
	Skyworks Solutions, Inc.	9,461	1,030,114
	SS&C Technologies Holdings, Inc.	23,811	1,408,897
	TD SYNNEX Corp.	2,852	286,398
	TE Connectivity Ltd.	22,920	3,065,092
*	Teledyne Technologies, Inc.	501	196,091
	Vontier Corp.	2,863	73,865
*	Western Digital Corp.	32,201	1,581,069

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Xerox Holdings Corp.	3,127	$53,566
TOTAL INFORMATION TECHNOLOGY			54,964,411
MATERIALS — (8.0%)
	Air Products & Chemicals, Inc.	6,186	1,535,551
	Albemarle Corp.	10,443	2,551,329
	Alcoa Corp.	10,336	525,999
	Amcor PLC	77,242	1,000,284
*	Arconic Corp.	3,229	97,548
	Celanese Corp.	3,019	354,763
	CF Industries Holdings, Inc.	15,102	1,442,090
*	Cleveland-Cliffs, Inc.	15,656	277,268
	Corteva, Inc.	34,377	1,978,396
	Dow, Inc.	55,732	2,965,500
	DuPont de Nemours, Inc.	17,056	1,044,339
	Eastman Chemical Co.	19,127	1,834,853
	FMC Corp.	1,524	169,316
	Freeport-McMoRan, Inc.	103,786	3,274,448
	Huntsman Corp.	3,237	93,744
	International Flavors & Fragrances, Inc.	10,181	1,262,953
	International Paper Co.	46,145	1,973,622
*	Linde PLC	25,975	7,844,450
	LyondellBasell Industries NV, Class A	28,270	2,519,422
	Martin Marietta Materials, Inc.	5,531	1,947,355
	Mosaic Co.	24,116	1,269,949
	Newmont Corp.	43,787	1,982,675
	Nucor Corp.	41,885	5,687,983
	Packaging Corp. of America	10,295	1,447,580
	Reliance Steel & Aluminum Co.	8,693	1,653,843
	Royal Gold, Inc.	782	81,930
	Sonoco Products Co.	945	59,998
	Steel Dynamics, Inc.	28,855	2,247,227
	Sylvamo Corp.	2,595	101,828
	Vulcan Materials Co.	10,270	1,697,939
	Westlake Corp.	8,620	839,071
	WestRock Co.	13,393	567,327
TOTAL MATERIALS			52,330,580
REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	26,199	2,243,159
*	Howard Hughes Corp.	807	57,208
*	Jones Lang LaSalle, Inc.	4,563	870,027
TOTAL REAL ESTATE			3,170,394
UTILITIES — (0.2%)
	NRG Energy, Inc.	18,805	709,889
	Vistra Corp.	27,232	703,947
TOTAL UTILITIES			1,413,836
TOTAL COMMON STOCKS Cost ($459,299,878)			647,341,605

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 1.880%	1,580,763	1,580,763

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	191,810	$2,218,668
TOTAL INVESTMENTS — (100.0%)
(Cost $463,098,877)^^			$651,141,036
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$54,064,663	—	—	$54,064,663
Consumer Discretionary	36,542,317	—	—	36,542,317
Consumer Staples	42,024,898	—	—	42,024,898
Energy	94,520,141	—	—	94,520,141
Financials	127,832,487	—	—	127,832,487
Health Care	105,632,354	—	—	105,632,354
Industrials	74,845,524	—	—	74,845,524
Information Technology	54,964,411	—	—	54,964,411
Materials	52,330,580	—	—	52,330,580
Real Estate	3,170,394	—	—	3,170,394
Utilities	1,413,836	—	—	1,413,836
Temporary Cash Investments	1,580,763	—	—	1,580,763
Securities Lending Collateral	—	$2,218,668	—	2,218,668
TOTAL	$648,922,368	$2,218,668	—	$651,141,036

VA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (93.5%)
AUSTRALIA — (7.2%)
	Ansell Ltd.	5,190	$95,287
	Aurizon Holdings Ltd.	179,384	507,710
	Australia & New Zealand Banking Group Ltd.	222,491	3,595,735
	Australia & New Zealand Banking Group Ltd.	14,833	237,331
	Bank of Queensland Ltd.	26,138	138,432
	Beach Energy Ltd.	176,844	227,902
	Bendigo & Adelaide Bank Ltd.	27,893	202,409
	BlueScope Steel Ltd.	84,388	991,253
	Challenger Ltd.	53,101	262,306
	Cleanaway Waste Management Ltd.	140,159	270,015
	Downer EDI Ltd.	79,745	310,460
	Evolution Mining Ltd.	198,273	366,265
	Fortescue Metals Group Ltd.	12,971	166,918
	Harvey Norman Holdings Ltd.	80,981	236,314
	IGO Ltd.	21,431	167,930
	Incitec Pivot Ltd.	190,619	485,667
	Lendlease Corp. Ltd.	50,973	369,281
*	Lottery Corp. Ltd.	116,070	368,186
	National Australia Bank Ltd.	187,661	4,052,822
	New Hope Corp. Ltd.	6,935	21,485
	Newcrest Mining Ltd.	84,715	1,141,641
	Nine Entertainment Co. Holdings Ltd.	90,824	132,509
	Northern Star Resources Ltd.	34,135	187,593
	Orica Ltd.	31,794	376,830
	Origin Energy Ltd.	92,720	389,272
	OZ Minerals Ltd.	31,497	420,650
	QBE Insurance Group Ltd.	29,628	239,564
	Qube Holdings Ltd.	117,061	227,699
	Rio Tinto Ltd.	8,234	570,489
	Santos Ltd.	317,467	1,650,314
	Seven Group Holdings Ltd.	12,728	157,698
	Sims Ltd.	13,740	142,882
	Sonic Healthcare Ltd.	15,537	374,155
	South32 Ltd.	439,010	1,196,572
	Suncorp Group Ltd.	112,631	889,476
	Tabcorp Holdings Ltd.	116,070	80,968
	TPG Telecom Ltd.	35,131	156,756
	Treasury Wine Estates Ltd.	16,365	141,067
Ω	Viva Energy Group Ltd.	77,731	146,023
	Westpac Banking Corp.	255,593	3,870,481
	Whitehaven Coal Ltd.	90,155	396,942
	Woodside Energy Group Ltd.	110,262	2,489,769
	Worley Ltd.	14,874	150,113
TOTAL AUSTRALIA			28,603,171
AUSTRIA — (0.1%)
	Erste Group Bank AG	8,486	215,143
BELGIUM — (0.5%)
	Ageas SA	12,339	538,531
	KBC Group NV	14,235	745,586
	Solvay SA	6,383	560,637
TOTAL BELGIUM			1,844,754

VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (10.0%)
	Agnico Eagle Mines Ltd.	10,400	$447,096
	AltaGas Ltd.	19,080	425,093
#	ARC Resources Ltd.	54,261	761,023
	Bank of Montreal	45,272	4,550,846
	Bank of Nova Scotia	77,287	4,709,614
	Barrick Gold Corp.	99,696	1,569,215
	Canadian Imperial Bank of Commerce	64,710	3,273,591
	Canadian Natural Resources Ltd.	67,179	3,708,281
	Cenovus Energy, Inc.	36,069	687,790
	Endeavour Mining PLC	22,706	447,896
	Fairfax Financial Holdings Ltd.	3,064	1,650,500
	First Quantum Minerals Ltd.	58,434	1,067,787
	Great-West Lifeco, Inc.	3,088	75,045
#	iA Financial Corp., Inc.	9,022	496,420
#	Imperial Oil Ltd.	19,463	933,835
	Kinross Gold Corp.	141,588	484,496
	Lundin Mining Corp.	68,120	384,074
#	Magna International, Inc.	17,127	1,093,730
	Manulife Financial Corp.	80,840	1,480,972
#*	MEG Energy Corp.	19,812	272,762
	Nutrien Ltd.	31,699	2,715,388
	Onex Corp.	6,795	363,164
	Pan American Silver Corp.	1,266	25,738
#	Saputo, Inc.	6,294	155,464
	SSR Mining, Inc.	4,100	67,486
	Sun Life Financial, Inc.	3,628	168,484
	Suncor Energy, Inc.	101,892	3,458,184
	Teck Resources Ltd., Class B	45,967	1,350,970
	Tourmaline Oil Corp.	20,149	1,262,391
*	Turquoise Hill Resources Ltd.	2,200	57,508
	West Fraser Timber Co. Ltd.	10,651	997,187
#	Whitecap Resources, Inc.	44,544	340,546
TOTAL CANADA			39,482,576
DENMARK — (2.0%)
	AP Moller - Maersk AS, Class A	219	586,696
	AP Moller - Maersk AS, Class B	264	720,808
	Carlsberg AS, Class B	11,611	1,501,789
	Chr Hansen Holding AS	7,541	493,580
	Danske Bank AS	24,821	347,104
	DSV AS	9,837	1,657,543
*	Genmab AS	963	342,655
	H Lundbeck AS	6,132	30,308
	Rockwool International AS, Class A	355	87,482
	Rockwool International AS, Class B	794	196,752
	Tryg AS	11,697	266,707
#	Vestas Wind Systems AS	62,946	1,654,455
TOTAL DENMARK			7,885,879
FINLAND — (1.0%)
	Fortum Oyj	7,924	88,941
	Nokia Oyj	189,492	986,984
	Nokia Oyj, Sponsored ADR	21,645	112,121
	Nordea Bank Abp	131,916	1,300,525
	Stora Enso Oyj, Class R	52,536	812,505
	UPM-Kymmene Oyj	24,434	774,308
TOTAL FINLAND			4,075,384

VA International Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (9.0%)
*	Accor SA	6,110	$158,548
#	Alstom SA	9,545	226,844
Ω	Amundi SA	2,141	116,245
	Arkema SA	7,145	676,885
	AXA SA	58,603	1,350,360
	BNP Paribas SA	55,714	2,632,335
	Bollore SE	60,491	305,411
	Bouygues SA	26,110	789,298
#	Carrefour SA	68,146	1,161,347
	Cie de Saint-Gobain	56,762	2,646,802
	Cie Generale des Etablissements Michelin SCA	80,994	2,266,582
	Credit Agricole SA	32,751	301,762
	Danone SA	2,599	143,307
	Dassault Aviation SA	1,000	143,023
	Eiffage SA	9,211	864,351
	Electricite de France SA	53,134	645,273
	Engie SA	145,439	1,799,420
	EssilorLuxottica SA	555	87,014
*	Euroapi SA	1,167	19,687
*	Faurecia SE	2,392	43,407
	Orange SA	205,995	2,104,946
	Publicis Groupe SA	20,273	1,078,835
*	Renault SA	16,430	485,743
	Rexel SA	6,166	109,585
	Sanofi	24,555	2,440,117
	Societe Generale SA	66,873	1,498,383
	TotalEnergies SE, Sponsored ADR	7,191	367,172
#	TotalEnergies SE	207,414	10,594,158
	Vinci SA	3,777	362,058
	Vivendi SE	14,364	136,362
*Ω	Worldline SA	7,358	324,768
TOTAL FRANCE			35,880,028
GERMANY — (5.9%)
	Allianz SE	15,624	2,837,413
	BASF SE	65,381	2,913,716
	Bayer AG	28,706	1,674,428
	Bayerische Motoren Werke AG	29,120	2,379,492
*	Commerzbank AG	127,287	872,060
	Continental AG	11,978	853,327
Ω	Covestro AG	19,852	669,516
*	Daimler Truck Holding AG	39,415	1,077,013
#	Deutsche Bank AG	95,150	830,504
	Evonik Industries AG	17,755	378,709
	Fresenius Medical Care AG & Co. KGaA	9,626	356,869
	Fresenius SE & Co. KGaA	36,425	932,078
	HeidelbergCement AG	14,794	753,562
	K+S AG	3,253	68,593
	Mercedes-Benz Group AG	86,769	5,117,113
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,375	311,721
#*	Siemens Energy AG	13,814	229,554
*	Talanx AG	4,970	181,433
	Telefonica Deutschland Holding AG	116,895	310,780
	Uniper SE	4,116	27,501
	United Internet AG	3,685	97,067
	Volkswagen AG	3,115	616,981
TOTAL GERMANY			23,489,430

VA International Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (2.3%)
	Bank of East Asia Ltd.	40,600	$51,601
Ω	BOC Aviation Ltd.	16,100	137,021
	BOC Hong Kong Holdings Ltd.	232,000	839,217
*	Cathay Pacific Airways Ltd.	175,090	181,389
	CK Asset Holdings Ltd.	206,217	1,459,960
	CK Hutchison Holdings Ltd.	208,012	1,379,801
	CK Infrastructure Holdings Ltd.	24,500	153,634
	Hang Lung Properties Ltd.	147,000	268,201
	Hang Seng Bank Ltd.	21,800	351,647
	Henderson Land Development Co. Ltd.	74,255	258,493
	HKT Trust & HKT Ltd.	86,000	120,496
	MTR Corp. Ltd.	91,660	485,386
	New World Development Co. Ltd.	137,460	459,652
	Orient Overseas International Ltd.	4,500	156,828
	Sino Land Co. Ltd.	342,702	509,199
	Sun Hung Kai Properties Ltd.	95,362	1,138,349
	Swire Pacific Ltd., Class A	39,000	222,110
	Swire Pacific Ltd., Class B	92,500	87,099
Ω	WH Group Ltd.	1,070,189	810,494
	Xinyi Glass Holdings Ltd.	25,000	49,308
TOTAL HONG KONG			9,119,885
IRELAND — (0.4%)
	AIB Group PLC	10,678	24,289
	Bank of Ireland Group PLC	31,053	177,864
	CRH PLC	3,847	147,625
#	CRH PLC, Sponsored ADR	32,143	1,240,398
TOTAL IRELAND			1,590,176
ISRAEL — (0.5%)
	Bank Hapoalim BM	73,327	683,408
	Bank Leumi Le-Israel BM	15,891	154,518
	Harel Insurance Investments & Financial Services Ltd.	17,029	174,124
	Israel Discount Bank Ltd., Class A	97,175	552,523
	Phoenix Holdings Ltd.	16,469	175,981
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	35,452	332,540
TOTAL ISRAEL			2,073,094
ITALY — (1.7%)
	Assicurazioni Generali SpA	6,582	98,399
	Eni SpA	96,652	1,161,813
	Intesa Sanpaolo SpA	734,952	1,305,134
	Mediobanca Banca di Credito Finanziario SpA	21,514	184,519
	Stellantis NV	145,096	2,083,615
*	Telecom Italia SpA	1,601,899	355,396
*	Telecom Italia SpA	480,955	100,673
	Telecom Italia SpA, Sponsored ADR	18,000	39,510
	Tenaris SA, Sponsored ADR	3,840	107,751
	UniCredit SpA	129,274	1,278,477
	UnipolSai Assicurazioni SpA	15,811	35,800
TOTAL ITALY			6,751,087
JAPAN — (19.7%)
	Acom Co. Ltd.	27,300	68,296
	ADEKA Corp.	2,400	43,412
	AEON Financial Service Co. Ltd.	9,900	108,385
	AGC, Inc.	21,000	765,518

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Air Water, Inc.	14,300	$192,519
	Aisin Corp.	16,400	487,057
	Alfresa Holdings Corp.	12,800	170,827
	Alps Alpine Co. Ltd.	21,900	227,924
	Amada Co. Ltd.	24,400	196,950
	Aozora Bank Ltd.	6,400	133,788
	Asahi Group Holdings Ltd.	15,500	538,878
	Asahi Kasei Corp.	82,000	657,837
	Bank of Kyoto Ltd.	2,500	106,364
	Bridgestone Corp.	20,700	807,421
	Brother Industries Ltd.	21,500	402,726
	Canon Marketing Japan, Inc.	6,700	157,343
	Canon, Inc.	29,300	693,174
	Chiba Bank Ltd.	30,300	168,070
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	107,169
	COMSYS Holdings Corp.	5,600	112,505
	Concordia Financial Group Ltd.	57,500	195,615
	Cosmo Energy Holdings Co. Ltd.	6,800	206,246
	Credit Saison Co. Ltd.	9,900	126,418
	Dai Nippon Printing Co. Ltd.	14,500	319,976
	Daicel Corp.	28,800	183,206
	Dai-ichi Life Holdings, Inc.	37,200	647,089
#	Daio Paper Corp.	2,900	31,052
	Daiwa House Industry Co. Ltd.	25,600	632,527
	Daiwa Securities Group, Inc.	116,000	535,482
	Denka Co. Ltd.	7,400	191,872
	Dentsu Group, Inc.	1,300	45,411
	DIC Corp.	8,000	147,947
	Dowa Holdings Co. Ltd.	4,900	177,707
	ENEOS Holdings, Inc.	284,527	1,100,665
	EXEO Group, Inc.	1,900	31,836
	Fuji Media Holdings, Inc.	1,800	15,668
	FUJIFILM Holdings Corp.	1,000	57,122
	Fukuoka Financial Group, Inc.	9,200	163,067
	Hankyu Hanshin Holdings, Inc.	17,500	507,618
	Haseko Corp.	19,800	241,053
	Hino Motors Ltd.	25,600	133,049
	Hitachi Construction Machinery Co. Ltd.	10,100	222,825
	Hitachi Ltd.	21,000	1,063,189
	Honda Motor Co. Ltd.	108,400	2,777,986
	House Foods Group, Inc.	1,700	36,553
	Idemitsu Kosan Co. Ltd.	20,400	530,498
	IHI Corp.	4,600	121,291
	Iida Group Holdings Co. Ltd.	14,400	235,763
	INFRONEER Holdings, Inc.	6,200	45,511
	Inpex Corp.	102,100	1,170,247
	Isetan Mitsukoshi Holdings Ltd.	13,100	104,879
	Isuzu Motors Ltd.	53,500	586,820
	ITOCHU Corp.	24,400	710,276
	Iwatani Corp.	4,600	192,817
	J Front Retailing Co. Ltd.	19,100	160,794
*	Japan Airlines Co. Ltd.	2,600	45,040
	Japan Post Holdings Co. Ltd.	29,400	211,675
	Japan Post Insurance Co. Ltd.	10,000	161,679
	JFE Holdings, Inc.	40,600	457,759
	JGC Holdings Corp.	6,800	83,629
	JTEKT Corp.	21,300	157,938
	Kajima Corp.	40,900	466,902
	Kamigumi Co. Ltd.	6,400	130,140

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kaneka Corp.	7,200	$195,085
	Kawasaki Heavy Industries Ltd.	15,400	302,464
	Kewpie Corp.	2,900	50,376
	Kinden Corp.	7,000	82,644
	Kobe Steel Ltd.	21,500	99,950
	Komatsu Ltd.	19,800	457,744
	Konica Minolta, Inc.	16,600	58,878
	K's Holdings Corp.	13,800	139,348
	Kuraray Co. Ltd.	35,100	282,521
	Kyocera Corp.	6,800	378,004
	Lixil Corp.	23,100	478,060
	Mabuchi Motor Co. Ltd.	2,700	77,383
	Marubeni Corp.	95,900	892,087
	Mazda Motor Corp.	47,100	397,033
	Mebuki Financial Group, Inc.	28,540	57,581
	Medipal Holdings Corp.	8,800	132,769
	Mitsubishi Chemical Holdings Corp.	113,500	638,270
	Mitsubishi Corp.	60,300	1,792,072
	Mitsubishi Electric Corp.	71,600	755,683
	Mitsubishi Estate Co. Ltd.	20,000	297,032
	Mitsubishi Gas Chemical Co., Inc.	16,700	242,745
	Mitsubishi HC Capital, Inc.	76,800	372,165
	Mitsubishi Heavy Industries Ltd.	24,200	898,606
	Mitsubishi Logistics Corp.	2,599	69,737
	Mitsubishi Materials Corp.	11,500	173,987
*	Mitsubishi Motors Corp.	44,600	155,400
	Mitsubishi UFJ Financial Group, Inc.	398,200	2,243,655
	Mitsui & Co. Ltd.	50,000	1,103,113
	Mitsui Chemicals, Inc.	19,900	419,178
	Mitsui Fudosan Co. Ltd.	34,100	762,115
#	Mitsui OSK Lines Ltd.	26,400	723,912
	Mizuho Financial Group, Inc.	73,620	878,020
	Morinaga Milk Industry Co. Ltd.	3,000	110,619
	MS&AD Insurance Group Holdings, Inc.	14,650	475,119
	NEC Corp.	21,700	801,043
	NGK Insulators Ltd.	19,900	291,062
	NGK Spark Plug Co. Ltd.	14,700	287,862
	NH Foods Ltd.	8,400	254,492
	Nikon Corp.	21,300	245,302
	Nippon Electric Glass Co. Ltd.	5,400	107,513
	Nippon Express Holdings, Inc.	7,600	454,141
	Nippon Shokubai Co. Ltd.	2,300	90,024
	Nippon Steel Corp.	39,718	591,013
	Nippon Yusen KK	10,700	840,499
	Nissan Motor Co. Ltd.	143,300	544,950
	Nisshin Seifun Group, Inc.	6,400	78,780
	Nomura Holdings, Inc.	111,100	423,903
	Nomura Real Estate Holdings, Inc.	12,900	312,946
	NSK Ltd.	35,700	199,924
	Obayashi Corp.	70,100	515,546
	Oji Holdings Corp.	93,000	387,731
	ORIX Corp.	58,700	1,046,141
	Otsuka Holdings Co. Ltd.	6,500	232,199
	PALTAC Corp.	1,700	53,292
	Panasonic Corp.	106,600	880,104
	Resona Holdings, Inc.	101,400	394,065
	Ricoh Co. Ltd.	44,800	360,329
	Rinnai Corp.	1,000	76,028
	Rohm Co. Ltd.	2,300	170,684

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sankyo Co. Ltd.	1,700	$53,466
	Sankyu, Inc.	1,000	33,161
	SBI Holdings, Inc.	2,900	58,834
	Seiko Epson Corp.	21,400	321,485
	Seino Holdings Co. Ltd.	7,900	65,527
	Sekisui Chemical Co. Ltd.	15,400	216,670
#	Sekisui House Ltd.	51,000	903,281
	Seven & I Holdings Co. Ltd.	14,300	582,871
	Shimamura Co. Ltd.	1,900	182,198
	Shimizu Corp.	58,900	333,883
	Shizuoka Bank Ltd.	13,000	78,668
	Showa Denko KK	14,800	248,204
	SoftBank Group Corp.	42,200	1,772,686
	Sohgo Security Services Co. Ltd.	4,200	117,700
	Sojitz Corp.	17,994	273,447
	Sompo Holdings, Inc.	22,097	986,216
	Stanley Electric Co. Ltd.	10,300	180,995
	Subaru Corp.	47,600	828,283
	Sumitomo Chemical Co. Ltd.	192,000	754,547
	Sumitomo Corp.	35,200	494,910
	Sumitomo Dainippon Pharma Co. Ltd.	11,400	89,279
	Sumitomo Electric Industries Ltd.	71,600	798,253
	Sumitomo Forestry Co. Ltd.	14,700	228,240
	Sumitomo Heavy Industries Ltd.	12,100	276,846
	Sumitomo Metal Mining Co. Ltd.	16,300	512,534
	Sumitomo Mitsui Financial Group, Inc.	42,796	1,342,600
	Sumitomo Mitsui Trust Holdings, Inc.	17,003	558,536
	Sumitomo Realty & Development Co. Ltd.	18,000	497,035
	Sumitomo Rubber Industries Ltd.	17,500	157,787
	Suzuken Co. Ltd.	5,100	140,959
	Suzuki Motor Corp.	18,400	603,140
	T&D Holdings, Inc.	43,200	488,939
	Taiheiyo Cement Corp.	12,600	189,039
	Taisei Corp.	14,700	469,030
	Taisho Pharmaceutical Holdings Co. Ltd.	1,300	51,763
	Takeda Pharmaceutical Co. Ltd.	97,467	2,859,700
	TDK Corp.	20,200	636,192
	Teijin Ltd.	18,500	196,025
	THK Co. Ltd.	3,200	67,890
	Toda Corp.	12,000	64,366
	Tokai Carbon Co. Ltd.	13,400	108,335
	Tokio Marine Holdings, Inc.	7,400	433,195
	Tokyo Century Corp.	3,000	106,095
	Tokyo Tatemono Co. Ltd.	17,400	256,255
	Tokyu Fudosan Holdings Corp.	70,500	382,036
	Toppan, Inc.	12,200	207,589
	Toray Industries, Inc.	106,900	585,527
	Tosoh Corp.	26,000	338,915
	Toyo Seikan Group Holdings Ltd.	11,800	135,884
	Toyo Suisan Kaisha Ltd.	1,900	80,727
	Toyo Tire Corp.	8,600	115,585
	Toyoda Gosei Co. Ltd.	6,400	101,000
	Toyota Boshoku Corp.	5,200	76,894
	Toyota Industries Corp.	5,900	359,248
	Toyota Motor Corp.	409,650	6,649,039
	Toyota Tsusho Corp.	19,900	679,176
	Tsumura & Co.	2,200	51,618
	Tsuruha Holdings, Inc.	2,100	119,644
	UBE Corp.	10,600	165,969

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamada Holdings Co. Ltd.	53,500	$193,155
	Yamaha Motor Co. Ltd.	25,400	490,655
	Yamato Kogyo Co. Ltd.	1,000	34,196
	Yamazaki Baking Co. Ltd.	8,800	106,247
	Yokohama Rubber Co. Ltd.	11,900	174,304
	Z Holdings Corp.	45,600	161,161
	Zeon Corp.	13,700	139,113
TOTAL JAPAN			78,310,675
NETHERLANDS — (3.3%)
Ω	ABN AMRO Bank NV	22,292	227,331
	Aegon NV	81,285	357,020
	Akzo Nobel NV	7,825	526,626
	ArcelorMittal SA	15,639	385,867
#	ArcelorMittal SA	32,994	811,314
	ASR Nederland NV	7,032	293,919
	Coca-Cola Europacific Partners PLC	8,890	482,672
#	Heineken NV	6,042	595,662
#	ING Groep NV, Sponsored ADR	18,092	176,035
	ING Groep NV	123,043	1,195,218
#	JDE Peet's NV	4,912	142,460
	Koninklijke Ahold Delhaize NV	133,198	3,668,117
	Koninklijke DSM NV	9,967	1,596,206
#	Koninklijke KPN NV	190,617	628,844
	Koninklijke Philips NV	31,201	645,744
	Koninklijke Philips NV	1,000	20,752
	NN Group NV	18,122	850,328
	OCI NV	815	28,294
	Prosus NV	760	49,579
	Randstad NV	11,237	567,951
TOTAL NETHERLANDS			13,249,939
NEW ZEALAND — (0.3%)
*	Auckland International Airport Ltd.	53,001	248,876
	Chorus Ltd.	24,155	121,570
	EBOS Group Ltd.	10,860	269,854
	Fletcher Building Ltd.	58,153	189,204
	Fonterra Co-operative Group Ltd.	4,389	8,356
#	Ryman Healthcare Ltd.	14,006	81,924
	Summerset Group Holdings Ltd.	12,181	82,115
TOTAL NEW ZEALAND			1,001,899
NORWAY — (0.9%)
	Austevoll Seafood ASA	5,842	71,966
	DNB Bank ASA	64,001	1,262,469
Ω	Elkem ASA	26,190	107,310
#*	Frontline Ltd.	2,120	20,194
	Golden Ocean Group Ltd.	17,681	195,218
	Norsk Hydro ASA	111,226	753,582
	Schibsted ASA, Class A	1,439	27,047
	Schibsted ASA, Class B	784	14,103
	SpareBank 1 SR-Bank ASA	10,821	127,951
	Storebrand ASA	27,367	230,185
	Subsea 7 SA	23,150	208,641
	TGS ASA	5,678	84,279
	Wallenius Wilhelmsen ASA	18,082	121,216

VA International Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Yara International ASA	7,693	$327,855
TOTAL NORWAY			3,552,016
PORTUGAL — (0.1%)
*††	Banco Espirito Santo SA	40,541	0
#	EDP Renovaveis SA	12,688	330,006
	Galp Energia SGPS SA	8,363	88,276
TOTAL PORTUGAL			418,282
SINGAPORE — (1.1%)
	City Developments Ltd.	40,600	228,100
	Frasers Property Ltd.	23,600	17,965
	Genting Singapore Ltd.	37,300	21,785
	Golden Agri-Resources Ltd.	145,600	27,415
	Hongkong Land Holdings Ltd.	54,500	283,294
	Jardine Cycle & Carriage Ltd.	9,300	188,763
	Keppel Corp. Ltd.	182,400	911,304
	Oversea-Chinese Banking Corp. Ltd.	95,700	811,029
*	Singapore Airlines Ltd.	167,500	662,655
	Singapore Land Group Ltd.	13,400	24,042
	UOL Group Ltd.	40,699	219,892
	Wilmar International Ltd.	217,200	632,900
	Yangzijiang Shipbuilding Holdings Ltd.	240,600	162,214
TOTAL SINGAPORE			4,191,358
SPAIN — (1.6%)
	Banco Bilbao Vizcaya Argentaria SA	239,554	1,085,580
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	14,797	67,178
	Banco Santander SA	1,370,586	3,429,028
	CaixaBank SA	92,943	279,083
	Repsol SA	129,935	1,618,763
TOTAL SPAIN			6,479,632
SWEDEN — (2.5%)
	AFRY AB	4,206	64,225
	BillerudKorsnas AB	15,047	194,085
	Boliden AB	30,789	1,028,933
Ω	Dometic Group AB	16,857	114,319
#	Electrolux AB, Class B	17,524	252,763
	Essity AB, Class B	2,086	53,099
	Getinge AB, Class B	1,316	29,697
	Holmen AB, Class B	6,910	283,945
	Husqvarna AB, Class B	11,148	88,847
#	Intrum AB	6,184	132,090
*	Millicom International Cellular SA, SDR	11,294	177,588
*	Pandox AB	2,525	37,030
	Peab AB, Class B	22,986	156,820
	Saab AB, Class B	4,297	155,438
#	Securitas AB, Class B	23,137	233,969
	Skandinaviska Enskilda Banken AB, Class A	64,380	697,456
	Skanska AB, Class B	30,581	521,710
	SKF AB, Class B	40,116	675,130
	SSAB AB, Class A	21,492	104,008
	SSAB AB, Class B	67,045	307,615
	Svenska Cellulosa AB SCA, Class A	318	4,697
#	Svenska Cellulosa AB SCA, Class B	19,810	289,614
	Svenska Handelsbanken AB, Class A	44,022	395,842

VA International Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Swedbank AB, Class A	31,969	$442,776
	Tele2 AB, Class B	40,866	466,838
	Telefonaktiebolaget LM Ericsson, Class B	34,576	262,993
	Telia Co. AB	175,120	646,954
	Trelleborg AB, Class B	20,413	501,558
	Volvo AB, Class A	9,778	182,199
	Volvo AB, Class B	80,280	1,441,349
TOTAL SWEDEN			9,943,587
SWITZERLAND — (8.8%)
	ABB Ltd.	30,951	940,898
	Adecco Group AG	9,992	351,988
	Alcon, Inc.	18,965	1,483,259
	Baloise Holding AG	3,212	511,765
	Barry Callebaut AG	25	55,392
	Cie Financiere Richemont SA, Class A	33,393	4,026,444
	Credit Suisse Group AG	50,891	296,011
#	Credit Suisse Group AG, Sponsored ADR	77,716	450,753
	Holcim Ltd.	48,967	2,295,622
	Julius Baer Group Ltd.	23,009	1,189,796
	Novartis AG, Sponsored ADR	94,915	8,146,554
	Novartis AG	14,430	1,239,964
	SIG Group AG	27,078	706,419
	Swatch Group AG	1,367	363,918
	Swatch Group AG	2,714	135,534
	Swiss Life Holding AG	2,132	1,129,398
	Swiss Prime Site AG	2,133	194,239
	Swiss Re AG	13,170	988,235
	Swisscom AG	2,899	1,567,308
#*	UBS Group AG	216,179	3,525,736
*	Vifor Pharma AG	2,717	475,738
	Zurich Insurance Group AG	10,576	4,616,724
TOTAL SWITZERLAND			34,691,695
UNITED KINGDOM — (14.6%)
	3i Group PLC	58,185	904,064
	Abrdn Plc	102,372	207,551
Ω	Airtel Africa PLC	45,493	87,939
	Anglo American PLC	55,028	1,988,979
	Associated British Foods PLC	6,559	133,970
	Aviva PLC	337,052	1,632,283
	Barclays PLC, Sponsored ADR	231,313	1,801,928
	Barratt Developments PLC	40,580	248,824
	Bellway PLC	7,263	217,048
	BP PLC, Sponsored ADR	75,298	2,212,252
	BP PLC	704,505	3,448,030
	British American Tobacco PLC, Sponsored ADR	14,611	572,313
	British American Tobacco PLC	106,755	4,183,049
	BT Group PLC	861,090	1,700,070
*	Centrica PLC	50,747	54,375
	DS Smith PLC	99,036	353,023
	Glencore PLC	795,673	4,509,634
#	HSBC Holdings PLC, Sponsored ADR	151,414	4,754,400
*	Informa PLC	8,957	65,141
	Investec PLC	36,739	198,745
	J Sainsbury PLC	209,983	566,444
	Johnson Matthey PLC	2,416	63,165
*Ω	Just Eat Takeaway.com NV	2,870	52,605

VA International Value Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Kingfisher PLC	188,068	$595,023
Lloyds Banking Group PLC	3,121,380	1,728,177
Lloyds Banking Group PLC, ADR	608,371	1,344,500
M&G PLC	150,453	392,186
* Marks & Spencer Group PLC	84,050	145,716
Melrose Industries PLC	151,436	298,095
Natwest Group PLC	34,062	103,455
# Natwest Group PLC, Sponsored ADR	91,424	568,657
Pearson PLC	12,532	115,987
Pearson PLC, Sponsored ADR	23,439	217,045
Phoenix Group Holdings PLC	29,956	236,012
Royal Mail PLC	124,204	429,224
Shell PLC	36,847	982,942
Shell PLC, Sponsored ADR	285,549	15,242,606
Standard Chartered PLC	111,879	771,147
Taylor Wimpey PLC	110,271	171,634
Tesco PLC	262,126	840,674
Vodafone Group PLC	2,031,495	2,993,728
Vodafone Group PLC, Sponsored ADR	63,098	931,324
TOTAL UNITED KINGDOM		58,063,964
TOTAL COMMON STOCKS		370,913,654
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
Bayerische Motoren Werke AG	5,480	416,070
Porsche Automobil Holding SE	7,818	565,880
Volkswagen AG	18,370	2,597,331
TOTAL GERMANY		3,579,281
TOTAL INVESTMENT SECURITIES (Cost $381,471,348)		374,492,935

			Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§	The DFA Short Term Investment Fund	1,923,494	22,249,057
TOTAL INVESTMENTS — (100.0%)
(Cost $403,719,472)^^			$396,741,992
As of July 31, 2022, VA International Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	09/16/22	$1,391,391	$1,446,725	$55,334
Total Futures Contracts			$1,391,391	$1,446,725	$55,334

VA International Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$368,186	$28,234,985	—	$28,603,171
Austria	—	215,143	—	215,143
Belgium	—	1,844,754	—	1,844,754
Canada	39,482,576	—	—	39,482,576
Denmark	30,308	7,855,571	—	7,885,879
Finland	112,121	3,963,263	—	4,075,384
France	386,859	35,493,169	—	35,880,028
Germany	416,756	23,072,674	—	23,489,430
Hong Kong	—	9,119,885	—	9,119,885
Ireland	1,240,398	349,778	—	1,590,176
Israel	332,540	1,740,554	—	2,073,094
Italy	147,261	6,603,826	—	6,751,087
Japan	—	78,310,675	—	78,310,675
Netherlands	1,008,101	12,241,838	—	13,249,939
New Zealand	—	1,001,899	—	1,001,899
Norway	—	3,552,016	—	3,552,016
Portugal	—	418,282	—	418,282
Singapore	—	4,191,358	—	4,191,358
Spain	67,178	6,412,454	—	6,479,632
Sweden	—	9,943,587	—	9,943,587
Switzerland	10,870,414	23,821,281	—	34,691,695
United Kingdom	27,645,025	30,418,939	—	58,063,964
Preferred Stocks
Germany	—	3,579,281	—	3,579,281
Securities Lending Collateral	—	22,249,057	—	22,249,057
Futures Contracts**	55,334	—	—	55,334
TOTAL	$82,163,057	$314,634,269	—	$396,797,326
** Valued at the unrealized appreciation/(depreciation) on the investment.

VA International Small Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.5%)
AUSTRALIA — (6.3%)
*	A2B Australia Ltd.	9,538	$7,751
	Accent Group Ltd.	47,571	43,874
#	Adairs Ltd.	19,122	32,412
	Adbri Ltd.	52,021	92,770
*	Ainsworth Game Technology Ltd.	11,272	7,091
*	Alcidion Group Ltd.	58,601	6,441
*	Alkane Resources Ltd.	69,913	38,767
*	Alliance Aviation Services Ltd.	13,267	29,898
#*	AMA Group Ltd.	91,149	9,888
*	AMP Ltd.	279,523	214,061
	Ansell Ltd.	6,803	124,901
#	Appen Ltd.	8,346	34,220
*	Arafura Resources Ltd.	267,320	66,545
	ARB Corp. Ltd.	9,549	224,230
#*	Archer Materials Ltd.	10,038	5,256
#	Ardent Leisure Group Ltd.	72,872	26,345
*	Atomos Ltd.	10,759	2,392
	AUB Group Ltd.	11,087	152,068
#*	Audinate Group Ltd.	7,515	49,727
#*	Aurelia Metals Ltd.	145,235	28,092
*	Aussie Broadband Ltd.	19,735	50,428
	Austal Ltd.	44,617	83,816
*	Australian Agricultural Co. Ltd.	47,194	61,207
	Australian Ethical Investment Ltd.	2,563	11,767
	Australian Finance Group Ltd.	24,189	32,225
*	Australian Strategic Materials Ltd.	11,646	29,339
	Australian Vintage Ltd.	35,719	16,534
	Auswide Bank Ltd.	4,384	20,544
	AVJennings Ltd.	30,044	9,985
#*	AVZ Minerals Ltd.	217,167	121,440
#	Baby Bunting Group Ltd.	18,263	61,826
	Bapcor Ltd.	40,726	190,950
	Base Resources Ltd.	50,358	10,744
	Beach Energy Ltd.	202,242	260,633
	Beacon Lighting Group Ltd.	7,593	12,706
	Bega Cheese Ltd.	40,749	99,695
#	Bell Financial Group Ltd.	16,281	13,265
#*	Bellevue Gold Ltd.	106,201	63,164
#*	Betmakers Technology Group Ltd.	25,815	9,168
#*	Bigtincan Holdings Ltd.	32,416	17,787
	Blackmores Ltd.	1,782	97,309
*††	Blue Sky Alternative Investments Ltd.	3,762	0
#	Boral Ltd.	36,982	75,364
*	Boss Energy Ltd.	18,084	29,111
	Bravura Solutions Ltd.	28,416	30,491
#	Breville Group Ltd.	11,239	166,159
	Brickworks Ltd.	9,062	133,984
	BWX Ltd.	22,565	10,795
*	Byron Energy Ltd.	58,539	6,141
*	Calidus Resources Ltd.	31,878	15,955
*	Calix Ltd.	8,856	39,445
	Capitol Health Ltd.	65,386	12,774
	Capral Ltd.	1,923	11,502
*	Capricorn Metals Ltd.	32,506	89,205
#*	Carnarvon Energy Ltd.	150,007	22,135

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Cedar Woods Properties Ltd.	9,351	$27,369
*	Chalice Mining Ltd.	38,430	131,649
	Challenger Ltd.	23,285	115,022
	Champion Iron Ltd.	37,770	128,867
#*	City Chic Collective Ltd.	25,276	41,359
	ClearView Wealth Ltd.	24,888	11,896
	Clinuvel Pharmaceuticals Ltd.	4,767	63,167
#	Clover Corp. Ltd.	25,399	19,141
#*	Cobalt Blue Holdings Ltd.	39,534	22,925
#	Codan Ltd.	14,939	91,533
*	Collection House Ltd.	19,602	931
	Collins Foods Ltd.	15,075	109,886
*	Cooper Energy Ltd.	400,748	63,387
#*	Corporate Travel Management Ltd.	13,173	175,669
	Costa Group Holdings Ltd.	61,282	111,099
	Credit Corp. Group Ltd.	8,086	137,468
	CSR Ltd.	62,643	201,041
#*	Dacian Gold Ltd.	9,935	794
	Data#3 Ltd.	20,294	88,390
*	De Grey Mining Ltd.	122,410	77,196
#*	Deep Yellow Ltd.	18,426	9,878
	Deterra Royalties Ltd.	47,800	145,895
	Dicker Data Ltd.	5,356	42,432
	Domain Holdings Australia Ltd.	30,769	77,036
	Downer EDI Ltd.	62,716	244,163
	Eagers Automotive Ltd.	19,275	170,403
#*	Eclipx Group Ltd.	44,716	82,802
#*	Ecograf Ltd.	45,072	9,772
	Elanor Investor Group	2,855	3,299
	Elders Ltd.	19,673	156,324
#*	Electro Optic Systems Holdings Ltd.	4,620	2,956
*	Elixir Energy Ltd.	28,233	2,991
#*	Elmo Software Ltd.	2,899	5,645
#	Emeco Holdings Ltd.	55,197	28,544
*	Emerald Resources NL	26,661	19,974
#*	EML Payments Ltd.	30,737	22,836
	Enero Group Ltd.	3,513	7,724
#*	EnviroSuite Ltd.	65,036	7,322
	EQT Holdings Ltd.	2,140	38,416
	Estia Health Ltd.	28,335	39,662
	Euroz Hartleys Group Ltd.	16,677	19,400
*	EVENT Hospitality & Entertainment Ltd.	11,613	116,158
*	Experience Co. Ltd.	24,597	4,751
	Fleetwood Ltd.	9,756	11,745
#*	Flight Centre Travel Group Ltd.	10,401	126,489
*	Frontier Digital Ventures Ltd.	16,646	11,005
	G8 Education Ltd.	111,168	82,993
*	Galan Lithium Ltd.	22,234	18,693
*	Gascoyne Resources Ltd.	1,676	290
#*	Genetic Signatures Ltd.	11,777	8,943
	Genworth Mortgage Insurance Australia Ltd.	52,596	104,219
	Gold Road Resources Ltd.	117,282	114,639
	GR Engineering Services Ltd.	2,082	3,105
	GrainCorp Ltd., Class A	31,517	190,260
	Grange Resources Ltd.	76,730	60,671
	GUD Holdings Ltd.	18,892	116,881
	GWA Group Ltd.	32,736	47,743
	Hansen Technologies Ltd.	21,225	85,064
*	Hastings Technology Metals Ltd.	3,209	9,213

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Healius Ltd.	67,921	$185,060
#*	Helloworld Travel Ltd.	7,031	9,546
*	Highfield Resources Ltd.	23,474	15,660
	HT&E Ltd.	38,557	35,284
	HUB24 Ltd.	8,925	154,187
#	Humm Group Ltd.	47,095	16,552
	Iluka Resources Ltd.	31,166	211,524
	Imdex Ltd.	59,186	75,355
#*	Immutep Ltd.	74,141	17,696
	Infomedia Ltd.	62,093	69,386
	Inghams Group Ltd.	38,828	80,503
	Insignia Financial Ltd.	77,102	167,745
	Integral Diagnostics Ltd.	20,765	45,016
#*	Integrated Research Ltd.	11,699	4,187
	InvoCare Ltd.	18,491	143,446
#*	ioneer Ltd.	191,542	75,997
	IPH Ltd.	24,078	148,640
	IRESS Ltd.	21,850	175,216
	IVE Group Ltd.	9,133	13,771
*	Janison Education Group Ltd.	14,740	4,530
*	Jervois Global Ltd.	51,156	14,425
	Johns Lyng Group Ltd.	20,878	110,993
	Jumbo Interactive Ltd.	3,461	35,075
	Jupiter Mines Ltd.	181,844	25,313
*	Karoon Energy Ltd.	79,446	104,974
	Kelsian Group Ltd.	7,222	31,105
#*	Kogan.com Ltd.	7,740	25,053
#*	Lark Distilling Co. Ltd.	2,994	5,914
	Lifestyle Communities Ltd.	11,551	137,608
	Link Administration Holdings Ltd.	47,974	147,909
	Lovisa Holdings Ltd.	6,087	76,466
	Lycopodium Ltd.	4,742	20,573
	MA Financial Group Ltd.	7,220	31,280
	MACA Ltd.	43,876	30,828
	Macmahon Holdings Ltd.	161,782	16,421
*	Macquarie Telecom Group Ltd.	839	39,657
*	Mayne Pharma Group Ltd.	168,566	40,224
	McMillan Shakespeare Ltd.	9,141	78,820
	McPherson's Ltd.	7,753	4,457
#*	Medical Developments International Ltd.	5,436	9,598
#*	Megaport Ltd.	16,105	110,576
#*	Mesoblast Ltd.	33,158	21,759
#*	Metals X Ltd.	120,257	26,739
	Metcash Ltd.	91,542	266,839
	Michael Hill International Ltd.	13,468	10,029
*	Mincor Resources NL	45,390	61,562
*	MMA Offshore Ltd.	42,290	17,806
	Monadelphous Group Ltd.	13,437	97,549
	Monash IVF Group Ltd.	45,202	35,376
	Money3 Corp. Ltd.	25,684	39,870
	Mount Gibson Iron Ltd.	72,538	26,748
#	Myer Holdings Ltd.	91,183	30,080
	MyState Ltd.	13,855	46,525
#*	Nanosonics Ltd.	24,543	81,654
#	Navigator Global Investments Ltd.	17,539	18,866
#*	Nearmap Ltd.	56,435	55,266
*	Neometals Ltd.	38,972	30,696
	Netwealth Group Ltd.	10,993	99,871
	New Energy Solar	2,347	1,353

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	New Hope Corp. Ltd.	59,680	$184,893
	Newcrest Mining Ltd.	5,875	78,871
	nib holdings Ltd.	55,310	282,859
	Nick Scali Ltd.	8,501	57,718
	Nickel Industries Ltd.	112,645	86,508
	Nine Entertainment Co. Holdings Ltd.	14,235	20,768
*	Novonix Ltd.	26,095	52,759
	NRW Holdings Ltd.	72,942	99,856
	Nufarm Ltd.	38,633	140,696
	Objective Corp. Ltd.	1,728	18,556
*	OFX Group Ltd.	28,697	54,697
#	OM Holdings Ltd.	27,595	12,490
#*	Omni Bridgeway Ltd.	29,842	86,586
	oOh!media Ltd.	67,577	59,457
#*	Opthea Ltd.	27,620	24,863
*	OreCorp Ltd.	14,300	4,347
	Orora Ltd.	107,433	268,920
	Pacific Current Group Ltd.	4,674	24,845
	Pact Group Holdings Ltd.	26,672	37,941
#*	Paladin Energy Ltd.	288,645	150,967
*	Panoramic Resources Ltd.	218,305	30,210
*	Pantoro Ltd.	113,113	14,954
	Peet Ltd.	49,105	35,831
#	Pendal Group Ltd.	34,189	115,789
	PeopleIN Ltd.	7,250	17,331
	Perenti Global Ltd.	76,054	30,682
#	Perpetual Ltd.	7,678	163,880
	Perseus Mining Ltd.	143,232	169,991
	Pinnacle Investment Management Group Ltd.	10,624	75,438
	Platinum Asset Management Ltd.	34,598	44,423
*	PolyNovo Ltd.	23,771	27,471
*	Poseidon Nickel Ltd.	149,711	5,716
*	PPK Group Ltd.	3,365	6,488
	PPK Mining Equipment Group	3,365	0
#	Praemium Ltd.	49,756	22,112
	Premier Investments Ltd.	7,021	104,428
#*	Prescient Therapeutics Ltd.	56,023	7,236
	Propel Funeral Partners Ltd.	11,096	36,425
	PSC Insurance Group Ltd.	11,269	34,654
#	PWR Holdings Ltd.	9,124	53,619
#	Ramelius Resources Ltd.	101,081	76,586
*	ReadyTech Holdings Ltd.	3,553	8,050
*	Red 5 Ltd.	345,731	64,125
#*	Redbubble Ltd.	21,367	17,744
#	Regis Healthcare Ltd.	16,349	24,814
#	Regis Resources Ltd.	94,993	117,693
*	Reject Shop Ltd.	1,897	5,733
	Reliance Worldwide Corp. Ltd.	68,551	214,178
#*	Resolute Mining Ltd.	145,629	28,614
*	Retail Food Group Ltd.	414,056	13,934
	Ridley Corp. Ltd.	33,998	40,303
*	RPMGlobal Holdings Ltd.	21,479	23,853
#*	Rumble Resources Ltd.	37,032	6,487
*††	Salmat Ltd.	3,642	0
	Sandfire Resources Ltd.	45,698	147,474
	Select Harvests Ltd.	18,813	60,795
	Servcorp Ltd.	6,297	13,899
*	Service Stream Ltd.	91,018	67,200
*	Seven West Media Ltd.	118,278	39,530

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	SG Fleet Group Ltd.	16,719	$30,714
*	Sierra Rutile Holdings, Ltd.	31,166	6,968
	Sigma Healthcare Ltd.	130,482	56,674
#*	Silver Lake Resources Ltd.	107,704	108,900
#*	Silver Mines Ltd.	82,445	10,914
	Sims Ltd.	20,627	214,500
	SmartGroup Corp. Ltd.	16,202	78,498
	Southern Cross Electrical Engineering Ltd.	24,152	10,955
	Southern Cross Media Group Ltd.	48,316	40,562
*††	Speedcast International Ltd.	29,981	0
#	St Barbara Ltd.	113,022	89,113
*	Star Entertainment Grp Ltd.	105,725	229,069
*	Strike Energy Ltd.	74,136	15,182
#	Sunland Group Ltd.	14,139	25,025
	Super Retail Group Ltd.	19,342	135,023
*	Superloop Ltd.	62,968	37,371
	Symbio Holdings Ltd.	4,961	13,945
*	Syrah Resources Ltd.	81,401	84,813
	Tabcorp Holdings Ltd.	90,498	63,129
	Tassal Group Ltd.	34,454	118,651
	Technology One Ltd.	31,828	264,085
*	Temple & Webster Group Ltd.	7,564	28,118
	Ten Sixty Four Ltd.	15,386	6,787
*	Tyro Payments Ltd.	24,550	14,365
	United Malt Grp Ltd.	40,486	104,556
*††	Virgin Australia Holdings Ltd.	110,192	0
	Vita Group Ltd.	32,152	4,402
Ω	Viva Energy Group Ltd.	76,412	143,545
*	Wagners Holding Co. Ltd.	8,025	6,860
#*	Webjet Ltd.	47,632	173,552
*	West African Resources Ltd.	120,221	111,923
	Westgold Resources Ltd.	43,390	39,600
	Whitehaven Coal Ltd.	105,831	465,961
*	Widgie Nickel Ltd.	9,239	2,312
#*	Zip Co. Ltd.	38,767	31,323
TOTAL AUSTRALIA			17,182,287
AUSTRIA — (1.1%)
	Addiko Bank AG	2,352	24,779
	Agrana Beteiligungs AG	2,144	35,554
	ANDRITZ AG	7,826	366,177
	AT&S Austria Technologie & Systemtechnik AG	3,883	194,011
Ω	BAWAG Group AG	8,896	410,726
	CA Immobilien Anlagen AG	2,128	69,458
*	DO & Co. AG	808	67,509
	EVN AG	5,162	121,747
*	FACC AG	2,374	18,037
*	Flughafen Wien AG	307	10,319
	Immofinanz AG	10,232	0
#*	Kapsch TrafficCom AG	757	10,006
	Lenzing AG	1,530	123,468
	Mayr Melnhof Karton AG	1,025	163,772
	Oberbank AG	209	21,573
#	Oesterreichische Post AG	3,336	96,133
	Palfinger AG	1,977	49,008
	POLYTEC Holding AG	1,603	9,590
	Porr AG	2,323	28,859
	Raiffeisen Bank International AG	3,858	46,739
	Rosenbauer International AG	346	11,862

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	S IMMO AG	5,724	$133,512
	Schoeller-Bleckmann Oilfield Equipment AG	1,398	79,936
#	Semperit AG Holding	1,085	22,001
	Strabag SE	1,255	51,953
	Telekom Austria AG	18,718	115,983
	UBM Development AG	812	27,977
	UNIQA Insurance Group AG	16,188	110,906
	Vienna Insurance Group AG Wiener Versicherung Gruppe	4,531	104,024
	voestalpine AG	11,461	258,063
	Wienerberger AG	13,018	299,642
	Zumtobel Group AG	3,981	28,445
TOTAL AUSTRIA			3,111,769
BELGIUM — (1.5%)
	Ackermans & van Haaren NV	2,948	433,361
*	AGFA-Gevaert NV	20,629	74,638
	Atenor	533	27,724
	Banque Nationale de Belgique	13	21,319
	Barco NV	8,852	231,934
	Bekaert SA	4,327	153,251
#*Ω	Biocartis Group NV	3,596	6,356
	bpost SA	9,364	58,768
#*	Cie d'Entreprises CFE	891	8,706
	Deceuninck NV	10,393	26,933
*	Deme Group NV	891	103,012
	D'ieteren Group	333	54,654
	Econocom Group SA/NV	14,168	48,200
#	Elia Group SA	2,571	390,308
	Etablissements Franz Colruyt NV	5,018	138,743
*	Euronav NV	23,728	323,502
	EVS Broadcast Equipment SA	1,783	40,354
#	Exmar NV	4,511	24,847
	Fagron	7,613	116,120
*	Galapagos NV	4,558	231,246
	Gimv NV	3,016	162,832
*	Greenyard NV	2,745	24,574
	Immobel SA	570	34,245
	Ion Beam Applications	2,603	45,558
	Jensen-Group NV	507	15,411
*	Kinepolis Group NV	1,746	85,995
	Lotus Bakeries NV	41	233,246
	Melexis NV	1,773	152,128
#*	Mithra Pharmaceuticals SA	419	2,832
#*	Ontex Group NV	8,295	54,234
*	Orange Belgium SA	1,706	32,850
	Picanol	234	16,988
#	Proximus SADP	15,572	215,781
	Recticel SA	4,845	74,376
	Shurgard Self Storage SA	3,950	203,745
	Sipef NV	638	37,108
	Telenet Group Holding NV	4,438	70,978
*	Tessenderlo Group SA	1,966	61,616
	Van de Velde NV	716	26,938
	VGP NV	728	127,863
	Viohalco SA	9,200	32,096
TOTAL BELGIUM			4,225,370

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (11.7%)
#*	5N Plus, Inc.	10,900	$15,236
	Acadian Timber Corp.	1,400	18,586
*	Aclara Resources, Inc.	5,211	1,139
*	AcuityAds Holdings, Inc.	3,643	8,990
*	Advantage Energy Ltd.	29,081	250,035
	Aecon Group, Inc.	10,791	93,538
	Africa Oil Corp.	54,929	101,661
#	AG Growth International, Inc.	2,667	70,666
	AGF Management Ltd., Class B	10,933	53,361
*	Aimia, Inc.	12,133	43,868
#	AirBoss of America Corp.	2,200	27,729
#	Alamos Gold, Inc., Class A	50,761	401,155
	Alaris Equity Partners Income	5,125	71,599
*	Alexco Resource Corp.	7,261	3,686
	Algoma Central Corp.	1,600	19,742
*	Almaden Minerals Ltd., Class B	14,000	3,280
	Altius Minerals Corp.	7,400	105,694
*	Altius Renewable Royalties Corp.	2,800	19,657
	Altus Group Ltd.	5,600	229,895
	Amerigo Resources Ltd.	14,600	14,822
	Andlauer Healthcare Group, Inc.	1,942	74,705
	Andrew Peller Ltd., Class A	4,300	19,476
*	Argonaut Gold, Inc.	45,552	16,897
*	Aritzia, Inc.	11,129	351,108
*	Ascot Resources Ltd.	28,504	8,458
	Atco Ltd., Class I	9,507	351,385
*	Athabasca Oil Corp.	58,945	111,395
*	ATS Automation Tooling Systems, Inc.	9,914	313,938
	Aura Minerals, Inc.	2,400	13,522
*	Aurora Cannabis, Inc.	6,509	9,178
*	AutoCanada, Inc.	2,934	59,388
	B2Gold Corp.	141,728	497,252
#	Badger Infrastructure Solutions Ltd.	5,409	129,802
*	Ballard Power Systems, Inc.	4,855	38,986
*	Baytex Energy Corp.	56,055	301,166
#	Birchcliff Energy Ltd.	39,513	303,626
	Bird Construction, Inc.	5,738	32,621
	Black Diamond Group Ltd.	2,510	7,370
	BMTC Group, Inc.	850	9,459
#*	Bombardier, Inc., Class A	529	9,266
*	Bombardier, Inc., Class B	9,385	156,910
*	Bonterra Energy Corp.	1,235	9,307
	Boralex, Inc., Class A	11,943	433,307
#	Boyd Group Services, Inc.	1,151	144,712
	Bridgemarq Real Estate Services	700	7,287
#	Brookfield Infrastructure Corp., Class A	6,430	294,398
*	Calfrac Well Services Ltd.	3,300	12,112
	Calian Group Ltd.	1,700	91,601
*	Calibre Mining Corp.	11,681	9,669
	Canaccord Genuity Group, Inc.	14,896	115,743
#	Canacol Energy Ltd.	18,050	34,675
*	Canada Goose Holdings, Inc.	6,463	126,586
	Canadian Western Bank	12,118	244,811
#*	Canfor Corp.	9,100	193,647
#*	Canfor Pulp Products, Inc.	3,143	13,745
	Capital Power Corp.	15,599	601,034
#*	Capstone Mining Corp.	70,612	159,360
	Cardinal Energy Ltd.	16,531	120,058
*	CareRx Corp.	3,200	9,346

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Cascades, Inc.	12,329	$94,353
*	Celestica, Inc.	18,318	192,972
	Centerra Gold, Inc.	29,868	185,897
	CES Energy Solutions Corp.	31,177	64,762
#*	Charlottes Web Holdings, Inc.	9,735	6,994
	CI Financial Corp.	23,097	266,223
	Cogeco Communications, Inc.	2,000	129,460
	Cogeco, Inc.	800	42,632
	Computer Modelling Group Ltd.	12,144	47,227
*	Copper Mountain Mining Corp.	20,335	25,725
	Corby Spirit & Wine Ltd.	1,800	24,599
	Corus Entertainment, Inc., Class B	27,296	80,148
	Crescent Point Energy Corp.	75,410	597,054
*	Crew Energy, Inc.	4,927	21,546
*	Cronos Group, Inc.	10,906	34,354
#*	Denison Mines Corp.	119,201	142,421
*	dentalcorp Holdings, Ltd.	1,216	10,360
	Dexterra Group, Inc.	6,209	30,500
#*	DIRTT Environmental Solutions	7,700	7,757
#	Doman Building Materials Group Ltd.	11,052	58,084
#	Dorel Industries, Inc., Class B	3,700	20,312
	DREAM Unlimited Corp., Class A	4,025	103,725
	Dundee Precious Metals, Inc.	23,817	115,128
	ECN Capital Corp.	39,452	184,236
	E-L Financial Corp. Ltd.	204	128,242
*	Eldorado Gold Corp.	24,534	150,780
#	Element Fleet Management Corp.	51,505	591,249
*	Endeavour Silver Corp.	18,298	66,841
#	Enerflex Ltd.	12,236	56,376
#*	Energy Fuels, Inc.	5,331	35,758
#	Enerplus Corp.	31,165	434,925
	Enghouse Systems Ltd.	4,590	117,568
*	Ensign Energy Services, Inc.	23,650	63,717
	EQB, Inc.	3,686	160,013
#*	Equinox Gold Corp.	28,393	126,689
*	ERO Copper Corp.	8,889	87,949
	Evertz Technologies Ltd.	3,302	37,518
	Exchange Income Corp.	2,343	85,776
	Exco Technologies Ltd.	4,600	31,396
	Extendicare, Inc.	11,410	67,183
#	Fiera Capital Corp.	8,500	60,470
	Finning International, Inc.	19,706	430,884
	Firm Capital Mortgage Investment Corp.	4,900	46,989
#	First Majestic Silver Corp.	25,693	196,819
#*	First Mining Gold Corp.	27,500	5,369
#	First National Financial Corp.	2,280	66,733
*	Fission Uranium Corp.	56,500	33,091
*	Foraco International SA	200	273
#*	Fortuna Silver Mines, Inc.	37,493	107,336
#*	Freegold Ventures Ltd.	22,000	8,590
#	Freehold Royalties Ltd.	15,695	177,964
*	Frontera Energy Corp.	9,249	90,645
#*	Galiano Gold, Inc.	12,801	5,398
	Gamehost, Inc.	2,000	13,072
*	GDI Integrated Facility Services, Inc.	1,900	74,202
	Gear Energy Ltd.	23,288	24,733
#	Gibson Energy, Inc.	20,231	415,821
	goeasy Ltd.	1,136	99,322
*	GoGold Resources, Inc.	26,229	43,833

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	GoldMoney, Inc.	6,800	$8,337
*	Goodfood Market Corp.	2,400	2,287
*	Gran Tierra Energy, Inc.	52,923	70,258
	Guardian Capital Group Ltd., Class A	2,850	65,611
*	Haivision Systems, Inc.	3,200	13,094
	Hammond Power Solutions, Inc.	1,000	10,933
	Hardwoods Distribution, Inc.	2,254	58,790
#*	Headwater Exploration, Inc.	20,809	100,913
*	Heroux-Devtek, Inc.	5,297	58,987
	High Liner Foods, Inc.	2,300	21,463
#	HLS Therapeutics, Inc.	2,903	29,244
#	Home Capital Group, Inc.	7,497	153,037
	Hudbay Minerals, Inc.	32,692	125,861
*	i-80 Gold Corp.	12,689	24,079
*	IAMGOLD Corp.	62,316	102,755
*	IBI Group, Inc.	2,900	43,640
*	Imperial Metals Corp.	9,700	20,982
	Information Services Corp.	2,000	31,252
	Innergex Renewable Energy, Inc.	18,669	280,498
*	InPlay Oil Corp.	3,000	7,848
*	Interfor Corp.	8,400	207,417
#*	Invesque, Inc.	4,300	5,375
Ω	Jamieson Wellness, Inc.	5,513	160,153
*	Karora Resources, Inc.	15,448	40,413
	K-Bro Linen, Inc.	1,500	38,222
*	Kelt Exploration Ltd.	29,888	160,579
#	Keyera Corp.	5,503	142,630
*	Kinaxis, Inc.	2,023	241,834
	Kingsway Financial Services, Inc.	600	3,648
*	Knight Therapeutics, Inc.	14,616	66,086
#	KP Tissue, Inc.	700	5,696
#	Labrador Iron Ore Royalty Corp.	7,700	170,169
*	Largo, Inc.	1,753	13,349
#	Lassonde Industries, Inc., Class A	400	37,796
	Laurentian Bank of Canada	6,500	212,124
	Leon's Furniture Ltd.	3,400	44,340
	LifeWorks, Inc.	8,101	199,781
	Linamar Corp.	6,705	305,679
	Logistec Corp., Class B	300	9,809
#*	Lucara Diamond Corp.	52,607	26,703
#*	Lundin Gold, Inc.	7,491	50,016
*	MAG Silver Corp.	5,770	80,318
	Magellan Aerospace Corp.	2,400	13,625
*	Mainstreet Equity Corp.	600	60,223
*	Major Drilling Group International, Inc.	10,973	82,176
*	Mandalay Resources Corp.	5,300	11,465
	Maple Leaf Foods, Inc.	11,496	243,916
*	Marimaca Copper Corp.	4,300	10,410
	Martinrea International, Inc.	11,210	81,763
	Maverix Metals, Inc.	6,075	25,813
#*	MDF Commerce, Inc.	2,102	2,561
	Medical Facilities Corp.	5,100	39,229
*	MEG Energy Corp.	37,193	512,055
	Melcor Developments Ltd.	2,200	24,172
	Methanex Corp.	7,987	297,116
	Morguard Corp.	700	60,437
	MTY Food Group, Inc.	2,800	126,274
#	Mullen Group Ltd.	14,988	170,883
*	New Gold, Inc.	90,970	74,592

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	New Pacific Metals Corp.	4,600	$14,306
#	NFI Group, Inc.	8,237	88,703
	North American Construction Group Ltd.	3,900	43,552
#	North West Co., Inc.	6,581	177,200
*	NuVista Energy Ltd.	29,960	266,483
*	Obsidian Energy Ltd.	1,300	11,063
*	OceanaGold Corp.	97,656	177,688
	Onex Corp.	298	15,927
*	Organigram Holdings, Inc.	22,800	24,396
*	Orla Mining Ltd.	7,800	23,512
	Osisko Gold Royalties Ltd.	22,760	238,125
#*	Osisko Mining, Inc.	37,096	82,271
	Pan American Silver Corp.	25,043	509,124
	Paramount Resources Ltd., Class A	9,692	240,768
	Parex Resources, Inc.	17,840	332,127
	Park Lawn Corp.	5,054	135,965
#	Parkland Corp.	19,306	541,693
	Pason Systems, Inc.	11,152	133,941
*	Perpetua Resources Corp.	3,100	8,556
#	Peyto Exploration & Development Corp.	22,159	249,182
	PHX Energy Services Corp.	1,100	5,051
	Pine Cliff Energy Ltd.	23,500	33,767
*	Pipestone Energy Corp.	3,600	12,060
#	Pizza Pizza Royalty Corp.	6,500	68,474
	Polaris Renewable Energy, Inc.	3,600	62,551
#	Pollard Banknote Ltd.	1,300	22,436
#*	PolyMet Mining Corp.	1,089	3,241
#	PrairieSky Royalty Ltd.	25,409	372,836
*	Precision Drilling Corp.	1,930	131,511
#	Premium Brands Holdings Corp.	5,689	457,101
	Primo Water Corp.	20,840	275,088
	Pulse Seismic, Inc.	6,700	11,615
#	Quarterhill, Inc.	10,900	18,130
#*	Real Matters, Inc.	9,299	42,699
*	Recipe Unlimited Corp.	2,200	22,901
#*	RF Capital Group, Inc.	155	1,642
	Richelieu Hardware Ltd.	6,969	210,885
#	Rogers Sugar, Inc.	12,650	63,914
	Russel Metals, Inc.	8,500	182,671
*	Sabina Gold & Silver Corp.	36,019	33,472
	Sandstorm Gold Ltd.	29,263	174,130
#	Savaria Corp.	6,382	67,730
*	Seabridge Gold, Inc.	10,958	150,346
	Secure Energy Services, Inc.	45,150	226,358
*	ShawCor Ltd.	13,242	60,184
#	Sienna Senior Living, Inc.	12,077	128,074
#	Sierra Metals, Inc.	5,800	3,442
#*	Sierra Wireless, Inc.	6,400	159,394
*	SilverCrest Metals, Inc.	7,791	52,979
Ω	Sleep Country Canada Holdings, Inc.	5,401	120,795
#	SNC-Lavalin Group, Inc.	22,916	428,417
	Softchoice Corp.	1,143	21,386
*Ω	Spin Master Corp.	3,700	137,910
	Sprott, Inc.	2,898	109,674
	SSR Mining, Inc.	27,007	445,103
	Stantec, Inc.	1,953	96,373
	Stelco Holdings, Inc.	6,217	175,458
#	Stella-Jones, Inc.	7,165	212,676
#*	SunOpta, Inc.	10,884	96,129

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Superior Plus Corp.	22,114	$199,804
	Surge Energy, Inc.	7,831	62,131
#	Tamarack Valley Energy Ltd.	41,972	145,856
#*	Taseko Mines Ltd.	35,100	38,648
	TECSYS, Inc.	300	9,167
*	TeraGo, Inc.	400	1,318
	TerraVest Industries, Inc.	800	14,837
	Tidewater Midstream & Infrastructure Ltd.	35,300	34,182
	Timbercreek Financial Corp.	13,945	91,148
*	Torex Gold Resources, Inc.	13,010	99,057
	Total Energy Services, Inc.	6,761	40,705
#*	Touchstone Exploration, Inc.	7,300	5,302
	TransAlta Corp.	35,363	404,843
#	TransAlta Renewables, Inc.	15,283	213,393
	Transcontinental, Inc., Class A	11,425	144,892
	TransGlobe Energy Corp.	10,800	41,663
#*	Treasury Metals, Inc.	917	294
#*	Trevali Mining Corp.	4,900	1,684
*	Trican Well Service Ltd.	42,074	124,525
	Tricon Residential, Inc.	33,313	362,123
	Triple Flag Precious Metals Corp.	1,400	16,443
*	Trisura Group Ltd.	5,400	150,671
*	Turquoise Hill Resources Ltd.	11,251	294,150
*	Uni-Select, Inc.	6,255	180,682
	Vermilion Energy, Inc.	21,247	549,409
	VersaBank	1,000	7,356
*	Victoria Gold Corp.	2,300	18,302
*	Viemed Healthcare, Inc.	3,800	29,815
*	VIQ Solutions, Inc.	1,300	1,340
	Wajax Corp.	3,913	63,803
	Waterloo Brewing Ltd.	2,100	7,544
*	Wesdome Gold Mines Ltd.	18,179	146,221
*	Western Copper & Gold Corp.	4,800	6,768
	Western Forest Products, Inc.	53,930	62,751
#	Westshore Terminals Investment Corp.	5,642	149,493
	Whitecap Resources, Inc.	70,340	537,762
*	WildBrain Ltd.	12,570	22,970
	Winpak Ltd.	3,800	137,661
	Yamana Gold, Inc.	108,929	520,620
#	Yellow Pages Ltd.	2,040	20,073
††	Zenith Capital Corp.	1,300	117
TOTAL CANADA			32,083,062
CHINA — (0.1%)
	BOE Varitronix Ltd.	46,009	106,965
	China Gold International Resources Corp. Ltd.	43,400	119,976
*	Goodbaby International Holdings Ltd.	129,000	15,126
*††	Hanfeng Evergreen, Inc.	2,400	0
TOTAL CHINA			242,067
DENMARK — (2.3%)
*	ALK-Abello AS	15,012	299,726
	Alm Brand AS	107,385	161,604
#*	Bang & Olufsen AS	14,001	29,403
	BankNordik P/F	552	9,559
*	Bavarian Nordic AS	9,970	494,377
*	Brodrene Hartmann AS	204	7,628
	cBrain AS	1,050	30,109

VA International Small Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Chemometec AS	2,148	$256,584
#	Columbus AS	16,517	19,282
	D/S Norden AS	3,259	142,215
	Dfds AS	3,765	134,932
*	Drilling Co. of 1972 AS	2,806	133,167
	FLSmidth & Co. AS	7,827	214,986
#	Fluegger Group AS	86	5,717
	H Lundbeck AS	35,577	175,843
*	H+H International A/S, Class B	2,539	51,791
*	ISS AS	17,913	313,057
	Jeudan AS	1,140	44,851
*	Jyske Bank AS	6,487	339,507
	Matas AS	4,416	47,380
*Ω	Netcompany Group AS	3,857	216,290
*	Nilfisk Holding AS	3,104	73,362
*	NKT AS	5,108	261,709
*Ω	NNIT AS	1,779	17,630
	North Media AS	1,083	11,327
*	NTG Nordic Transport Group AS, Class A	1,650	72,746
	Per Aarsleff Holding AS	2,428	74,754
	Ringkjoebing Landbobank AS	3,260	366,075
	Royal Unibrew AS	5,904	503,514
#*	RTX AS	1,054	24,437
Ω	Scandinavian Tobacco Group AS, Class A	9,210	176,392
	Schouw & Co. AS	1,709	127,245
	SimCorp AS	4,710	351,546
	Solar AS, Class B	739	69,499
	SP Group AS	1,053	47,290
	Spar Nord Bank AS	12,098	138,619
	Sparekassen Sjaelland-Fyn AS	1,804	38,913
	Sydbank AS	8,856	271,959
#	TCM Group AS	1,034	13,219
*	Tivoli AS	344	38,227
	Topdanmark AS	5,230	254,986
*	TORM PLC, Class A	4,930	80,568
	UIE PLC	255	73,765
	Vestjysk Bank A.S.	23,511	10,666
*	Zealand Pharma AS	5,296	95,516
TOTAL DENMARK			6,321,972
FINLAND — (2.0%)
	Aktia Bank Oyj	7,233	69,358
	Alandsbanken Abp, Class B	379	11,266
	Alma Media Oyj	4,469	46,761
	Anora Group Oyj	428	3,637
	Aspo Oyj	2,685	20,673
	Atria Oyj	2,491	23,701
#	Bittium Oyj	4,078	21,822
	Cargotec Oyj, Class B	4,700	166,224
	Caverion Oyj	9,013	44,950
#	Citycon Oyj	7,320	52,081
	Digia Oyj	2,833	21,511
Ω	Enento Group Oyj	1,937	46,626
	eQ Oyj	761	17,520
#*	Finnair Oyj	104,522	42,970
	Fiskars Oyj Abp	3,933	77,691
*	F-Secure Oyj	12,707	39,416
	Gofore Oyj	378	9,267
	Harvia Oyj	1,373	29,297

VA International Small Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	HKScan Oyj, Class A	1,550	$1,847
#	Huhtamaki Oyj	11,797	459,830
	Kamux Corp.	4,139	34,129
	Kemira Oyj	13,667	173,533
	Kojamo Oyj	13,408	239,190
	Konecranes Oyj	7,254	194,761
#	Lassila & Tikanoja Oyj	3,659	42,934
*	Lehto Group Oyj	1,174	458
	Marimekko Oyj	3,250	45,181
	Metsa Board Oyj, Class B	21,964	195,804
	Musti Group Oyj	3,457	71,651
	Nokian Renkaat Oyj	15,034	177,819
	Olvi Oyj, Class A	1,985	73,081
*	Optomed Oy	946	3,728
	Oriola Oyj, Class A	5,827	11,874
	Oriola Oyj, Class B	16,336	33,193
	Orion Oyj, Class A	3,001	143,227
	Orion Oyj, Class B	12,691	605,836
	Outokumpu Oyj	42,896	188,863
	Pihlajalinna Oyj	1,333	14,483
	Ponsse Oyj	1,180	31,759
*	QT Group Oyj	1,364	110,294
	Raisio Oyj, Class V	14,595	32,372
	Rapala VMC Oyj	3,058	17,644
	Revenio Group Oyj	2,620	134,955
Ω	Rovio Entertainment Oyj	4,222	28,636
	Sanoma Oyj	10,553	149,068
	Scanfil Oyj	1,067	7,875
	Taaleri Oyj	1,518	16,246
	Talenom Oyj	2,896	33,183
	Teleste Oyj	1,530	5,937
Ω	Terveystalo Oyj	13,729	128,963
	TietoEVRY Oyj	10,629	289,108
	Tokmanni Group Corp.	5,059	66,547
	Uponor Oyj	6,371	95,917
	Vaisala Oyj, Class A	2,601	120,008
	Valmet Oyj	20,218	562,614
#	Verkkokauppa.com Oyj	1,520	6,337
	Wartsila OYJ Abp	21,535	189,218
*	WithSecure Oyj	12,707	23,074
	YIT Oyj	21,894	74,474
TOTAL FINLAND			5,580,422
FRANCE — (4.6%)
	ABC arbitrage	5,361	38,339
	AKWEL	1,182	21,286
	Albioma SA	3,226	164,534
Ω	ALD SA	11,953	141,596
	Altamir	1,905	49,437
	Alten SA	2,903	393,182
	Assystem SA	1,354	51,014
*	Atos SE	1,197	14,757
	Aubay	1,195	63,542
	Axway Software SA	1,111	21,549
#	Bastide le Confort Medical	266	10,011
	Beneteau SA	5,853	67,307
#	Bigben Interactive	2,306	34,759
	Boiron SA	776	36,296
	Bonduelle SCA	2,134	28,698

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Burelle SA	28	$14,684
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	1,176
#*	Casino Guichard Perrachon SA	4,112	48,498
	Catana Group	3,304	24,688
	CBo Territoria	2,250	8,356
	Cegedim SA	865	18,529
*	CGG SA	82,253	73,466
	Chargeurs SA	2,784	47,728
*	Cie des Alpes	3,270	57,411
	Cie Plastic Omnium SA	6,434	120,338
*	Coface SA	14,551	152,390
#*	DBV Technologies SA	1,409	6,699
	Derichebourg SA	16,273	103,721
*	Ekinops SAS	2,101	15,088
	Electricite de Strasbourg SA	132	14,113
*Ω	Elior Group SA	19,442	63,181
	Elis SA	25,559	381,490
	Equasens	558	48,611
	Eramet SA	1,279	135,390
	Etablissements Maurel et Prom SA	8,900	47,034
	Eurazeo SE	4,605	328,924
	Eutelsat Communications SA	22,026	167,612
	Exel Industries, Class A	184	8,612
*	Faurecia SE	15,805	285,675
	Fnac Darty SA	2,696	108,279
*	Gaumont SA	20	2,112
	Gaztransport Et Technigaz SA	3,039	419,151
*	Genfit	3,627	15,351
*	GL Events	1,343	25,707
	Groupe Crit	446	27,848
*	Groupe Gorge SA	491	9,645
	Guerbet	934	19,270
	Guillemot Corp.	785	10,402
	Haulotte Group SA	1,014	3,583
	HEXAOM	440	11,789
*	ID Logistics Group	316	102,317
	Imerys SA	3,467	117,484
	Infotel SA	414	22,681
	Ipsen SA	192	19,422
	IPSOS	6,081	311,686
	Jacquet Metals SACA	2,005	36,115
*	JCDecaux SA	7,386	119,110
#	Kaufman & Broad SA	2,328	64,634
	Korian SA	9,135	135,164
	Laurent-Perrier	396	40,340
#	Lectra	3,093	108,715
	Linedata Services	535	20,011
	LISI	3,062	72,145
#	LNA Sante SA	809	27,705
#*	Lumibird	1,349	28,274
Ω	Maisons du Monde SA	4,270	45,640
	Manitou BF SA	1,600	30,455
	Manutan International	508	34,779
	Mersen SA	2,606	91,683
	Metropole Television SA	4,140	54,534
*	Nacon SA	1,038	5,812
	Neurones	718	25,646
	Nexans SA	3,620	347,681
	Nexity SA	5,490	134,915

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*	Nicox	2,438	$4,550
	NRJ Group	2,200	14,375
*	Orpea SA	1,798	44,769
	Quadient SA	5,381	104,766
#*††	Recylex SA	1,750	620
	Rexel SA	37,300	662,912
	Robertet SA	47	44,001
	Rothschild & Co.	4,325	159,276
	Rubis SCA	11,386	278,288
	Samse SA	132	23,921
	Savencia SA	669	39,384
#	SCOR SE	20,315	357,494
	SEB SA	1,435	120,813
	Seche Environnement SA	536	45,070
	SES SA	46,487	350,826
*Ω	SMCP SA	4,479	24,388
	Societe BIC SA	2,960	167,249
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	291	26,321
	Societe LDC SA	291	29,041
	Societe pour l'Informatique Industrielle	1,315	62,178
*	SOITEC	2,654	424,833
#*	Solocal Group	12,070	12,258
	Somfy SA	1,000	126,448
	Sopra Steria Group SACA	2,038	339,594
	SPIE SA	15,846	380,541
	Stef SA	521	49,733
	Sword Group	975	40,284
	Synergie SE	1,041	31,174
*	Technicolor SA	22,659	72,603
	Technip Energies NV	14,908	176,067
#	Television Francaise 1	7,423	51,135
	Thermador Groupe	904	76,076
#	Tikehau Capital SCA	4,110	101,686
	Totalenergies EP Gabon	172	29,363
	Trigano SA	1,128	110,370
*	Ubisoft Entertainment SA	11,191	476,450
#	Union Financiere de France BQE SA	487	7,576
	Valeo	28,564	613,555
*	Vallourec SA	19,322	179,036
Ω	Verallia SA	7,467	191,130
	Vetoquinol SA	531	66,662
	Vicat SA	3,273	85,333
	VIEL & Cie SA	4,347	24,183
	Vilmorin & Cie SA	883	36,521
	Virbac SA	510	188,371
*	Voltalia SA	573	12,151
	Wavestone	1,019	53,210
*Ω	X-Fab Silicon Foundries SE	8,082	53,973
*	Xilam Animation SA	375	15,425
TOTAL FRANCE			12,545,789
GERMANY — (5.4%)
	1&1 AG	5,343	92,580
	3U Holding AG	100	265
	7C Solarparken AG	5,977	31,928
*	Aareal Bank AG	7,914	257,410
	Adesso SE	371	64,278
#*Ω	ADLER Group SA	7,320	25,962
	AIXTRON SE	5,371	138,856

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	All for One Group SE	283	$14,924
	Allgeier SE	979	33,616
	AlzChem Group AG	417	8,152
	Amadeus Fire AG	827	92,400
	Atoss Software AG	673	106,195
	Aurubis AG	4,672	337,305
#*Ω	Auto1 Group SE	3,484	30,051
	Basler AG	1,584	60,352
*	Bauer AG	3,060	27,199
	BayWa AG	1,916	82,472
	Bechtle AG	7,241	334,924
Ω	Befesa SA	4,185	193,851
	Bertrandt AG	677	25,285
#*	bet-at-home.com AG	393	3,867
*	Bijou Brigitte AG	711	19,536
	Bilfinger SE	4,751	143,564
#*	Borussia Dortmund GmbH & Co. KGaA	11,253	43,895
	CANCOM SE	5,063	173,078
	CECONOMY AG	24,503	49,418
	CENIT AG	1,323	21,938
	Cewe Stiftung & Co. KGAA	738	63,378
	CompuGroup Medical SE & Co. KgaA	3,140	136,114
	CropEnergies AG	3,994	58,860
*	CTS Eventim AG & Co. KGaA	5,713	314,691
	Dermapharm Holding SE	2,003	112,846
	Deutsche Beteiligungs AG	1,665	48,056
#*	Deutsche Lufthansa AG	4,852	29,868
Ω	Deutsche Pfandbriefbank AG	19,634	181,484
	Deutz AG	17,704	73,912
	DIC Asset AG	6,522	74,184
	Dr Hoenle AG	579	13,583
	Draegerwerk AG & Co. KGaA	432	19,664
	Duerr AG	6,410	159,370
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,864	82,655
	EDAG Engineering Group AG	1,225	14,273
	Elmos Semiconductor SE	1,166	56,473
	ElringKlinger AG	4,625	37,017
	Encavis AG	14,033	307,081
	Energiekontor AG	1,061	104,132
#	Fabasoft AG	270	5,994
	Fielmann AG	2,791	112,818
	First Sensor AG	520	31,052
#*	flatexDEGIRO AG	6,458	65,686
*	Fraport AG Frankfurt Airport Services Worldwide	4,213	192,672
	Freenet AG	17,797	419,060
	Fuchs Petrolub SE	3,555	90,830
	GEA Group AG	2,560	95,559
#	Gerresheimer AG	4,303	258,461
*	Gesco AG	1,167	31,400
	GFT Technologies SE	2,481	112,128
*	GK Software SE	156	20,769
*	Global Fashion Group SA	859	1,275
	Grand City Properties SA	13,480	183,849
	GRENKE AG	1,533	40,254
*	H&R GmbH & Co. KGaA	1,853	12,173
	Hamburger Hafen und Logistik AG	3,321	46,286
	Hawesko Holding AG	351	15,026
#*	Heidelberger Druckmaschinen AG	33,592	51,556
	Hensoldt AG	4,411	113,096

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hochtief AG	2,953	$158,501
	Hornbach Holding AG & Co. KGaA	1,453	114,046
	Hugo Boss AG	8,304	490,703
*	Hypoport SE	383	79,607
	Indus Holding AG	2,484	59,564
Ω	Instone Real Estate Group SE	5,460	59,820
	IVU Traffic Technologies AG	662	10,912
	Jenoptik AG	6,673	161,622
#Ω	JOST Werke AG	1,613	67,057
	K+S AG	27,384	577,425
	Kloeckner & Co. SE	8,520	83,501
*	Koenig & Bauer AG	2,008	30,457
#	Kontron AG	6,182	92,115
	KPS AG	2,106	8,816
	Krones AG	1,701	148,208
	KSB SE & Co. KGaA	31	12,300
	KWS Saat SE & Co. KGaA	1,643	100,385
	Lanxess AG	10,132	372,612
	Leifheit AG	1,317	23,630
#*	Leoni AG	4,291	33,144
*	Manz AG	726	26,586
*	Medigene AG	1,273	3,265
*	Medios AG	392	11,396
*	METRO AG	14,053	114,210
	MLP SE	9,747	57,027
#*	Nagarro SE	991	116,222
	New Work SE	300	40,155
	Nexus AG	1,924	102,790
#*	Nordex SE	16,702	162,288
	Norma Group SE	3,927	73,262
	OHB SE	819	28,109
	Patrizia AG	5,848	75,486
	Pfeiffer Vacuum Technology AG	562	88,858
	PNE AG	10,341	164,610
	ProSiebenSat.1 Media SE	24,469	209,276
	PSI Software AG	1,437	35,915
*	PVA TePla AG	2,550	55,702
*	q.beyond AG	17,852	20,205
	Rheinmetall AG	5,517	1,011,691
	RTL Group SA	234	9,192
	SAF-Holland SE	7,645	61,842
	Salzgitter AG	6,237	158,798
#Ω	Scout24 SE	7,063	403,781
	Secunet Security Networks AG	206	59,588
*	Serviceware SE	548	5,514
*	SGL Carbon SE	6,333	47,968
	Siltronic AG	2,238	181,700
	Sixt SE	1,667	203,510
#*	SMA Solar Technology AG	1,707	93,138
*	SNP Schneider-Neureither & Partner SE	344	9,722
#	Software AG	6,583	177,850
#	Stabilus SE	3,056	172,230
	STRATEC SE	850	78,407
	Stroeer SE & Co. KGaA	3,648	159,555
	Suedzucker AG	8,149	114,961
	SUESS MicroTec SE	2,434	38,484
	Surteco Group SE	1,107	26,565
	TAG Immobilien AG	22,064	244,343
	Takkt AG	5,172	70,526

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*Ω	TeamViewer AG	15,676	$163,213
	Technotrans SE	1,129	29,043
*	thyssenkrupp AG	38,022	234,827
	Traffic Systems SE	627	14,507
	United Internet AG	475	12,512
	USU Software AG	574	10,121
#*	va-Q-tec AG	307	4,129
#	Varta AG	1,521	123,816
	VERBIO Vereinigte BioEnergie AG	4,297	266,665
*	Vitesco Technologies Group AG, Class A	1,487	80,877
	Vossloh AG	1,221	43,577
	Wacker Neuson SE	3,888	74,808
	Washtec AG	1,525	64,011
*	Westwing Group SE	1,156	8,525
	Wuestenrot & Wuerttembergische AG	3,664	62,921
	Zeal Network SE	1,834	58,754
TOTAL GERMANY			14,852,344
HONG KONG — (2.2%)
*	Aceso Life Science Group Ltd.	202,400	3,087
	Aeon Credit Service Asia Co. Ltd.	12,000	7,486
*	Aidigong Maternal & Child Health Ltd.	248,000	14,689
	Allied Group Ltd.	206,000	60,969
	Analogue Holdings Ltd.	46,000	7,320
	APAC Resources Ltd.	11,823	1,632
*	Apollo Future Mobility Group Ltd.	412,000	16,542
	Asia Financial Holdings Ltd.	54,874	23,126
	Asia Standard International Group Ltd.	98,940	8,449
	ASM Pacific Technology Ltd.	28,500	227,078
	Associated International Hotels Ltd.	28,000	41,194
	Bank of East Asia Ltd.	51,513	65,471
Ω	BOC Aviation Ltd.	12,400	105,532
	BOCOM International Holdings Co. Ltd.	44,000	3,360
	Bright Smart Securities & Commodities Group Ltd.	114,000	19,747
††	Brightoil Petroleum Holdings Ltd.	248,000	8,887
††	Burwill Holdings Ltd.	302,000	512
	Cafe de Coral Holdings Ltd.	42,000	64,091
*	Cathay Pacific Airways Ltd.	71,000	73,554
*	Century City International Holdings Ltd.	183,340	6,882
	Chen Hsong Holdings	30,000	8,370
	Chevalier International Holdings Ltd.	4,000	4,419
*	China Baoli Technologies Holdings Ltd.	14,500	362
*	China Energy Development Holdings Ltd.	652,000	14,095
	China Motor Bus Co. Ltd.	2,400	26,318
#*	China Star Entertainment Ltd.	180,000	18,095
*	China Strategic Holdings Ltd.	1,321,250	5,571
*	China Tonghai International Financial Ltd.	130,000	2,818
*	Chinese Estates Holdings Ltd.	61,500	16,927
	Chow Sang Sang Holdings International Ltd.	49,000	50,654
	Chuang's Consortium International Ltd.	100,000	14,510
	CITIC Telecom International Holdings Ltd.	196,000	65,364
#	CMBC Capital Holdings Ltd.	46,500	10,810
*	C-Mer Eye Care Holdings Ltd.	52,000	26,497
	Convenience Retail Asia Ltd.	50,000	5,732
*	Cowell e Holdings, Inc.	16,000	28,105
Ω	Crystal International Group Ltd.	51,000	16,105
	CSI Properties Ltd.	859,543	20,688
	Dah Sing Banking Group Ltd.	52,928	40,370
	Dah Sing Financial Holdings Ltd.	17,806	46,759

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Dickson Concepts International Ltd.	14,500	$7,526
	Dynamic Holdings Ltd.	10,000	11,852
	Eagle Nice International Holdings Ltd.	20,000	10,632
	EC Healthcare	27,000	23,210
††	EcoGreen International Group Ltd.	38,000	6,898
*	Emperor Capital Group Ltd.	270,000	2,304
	Emperor Entertainment Hotel Ltd.	40,000	2,400
	Emperor International Holdings Ltd.	140,333	13,306
*	ENM Holdings Ltd.	144,000	10,100
*	Esprit Holdings Ltd.	195,875	28,726
	EuroEyes International Eye Clinic Ltd., Class C	8,000	5,919
	Fairwood Holdings Ltd.	10,500	17,909
	Far East Consortium International Ltd.	177,871	57,380
	First Pacific Co. Ltd.	334,000	133,279
*Ω	FIT Hon Teng Ltd.	190,000	30,576
*Ω	Fosun Tourism Group	7,400	10,573
*Ω	Frontage Holdings Corp.	90,000	29,482
	FSE Lifestyle Services Ltd.	14,000	9,052
*††	Genting Hong Kong Ltd.	186,000	3,687
	Giordano International Ltd.	160,000	37,718
	Glorious Sun Enterprises Ltd.	72,000	7,071
*	Gold Fin Holdings	88,000	0
*	GR Properties Ltd.	96,000	13,679
	Great Eagle Holdings Ltd.	28,630	62,266
	G-Resources Group Ltd.	42,950	12,494
	Guotai Junan International Holdings Ltd.	322,400	32,481
#	Haitong International Securities Group Ltd.	321,409	38,475
	Hang Lung Group Ltd.	82,000	147,897
	Hanison Construction Holdings Ltd.	27,198	4,024
*	Harbour Centre Development Ltd.	13,500	11,589
	HKBN Ltd.	85,500	94,986
	HKR International Ltd.	100,386	34,387
	Hong Kong Ferry Holdings Co. Ltd.	23,000	19,509
	Hong Kong Technology Venture Co. Ltd.	67,000	41,767
*	Hongkong & Shanghai Hotels Ltd.	59,883	52,321
	Hongkong Chinese Ltd.	90,000	7,017
Ω	Honma Golf Ltd.	30,500	13,069
#*	Huobi Technology Holdings Ltd.	13,500	7,189
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	29,286
	Hysan Development Co. Ltd.	64,000	196,198
	IGG, Inc.	95,000	38,100
Ω	Impro Precision Industries Ltd.	88,000	25,869
	International Housewares Retail Co. Ltd.	41,000	15,150
*	IRC Ltd.	614,000	12,611
	ITC Properties Group Ltd.	1,760	228
	Jacobson Pharma Corp. Ltd.	56,000	5,347
	Johnson Electric Holdings Ltd.	40,620	51,942
	K Wah International Holdings Ltd.	109,000	40,527
	Karrie International Holdings Ltd.	136,000	24,421
	Kerry Logistics Network Ltd.	61,000	122,447
	Kerry Properties Ltd.	63,000	151,524
*	Kingston Financial Group Ltd.	36,000	1,095
	Kowloon Development Co. Ltd.	41,000	49,977
*	Lai Sun Development Co. Ltd.	45,912	25,257
*	Lai Sun Garment International Ltd.	13,600	7,485
*	Landing International Development Ltd.	133,200	3,243
*	Landsea Green Properties Co. Ltd.	180,000	4,194
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	136,500	16,353
*††	Lerthai Group Ltd.	24,000	510

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Lifestyle International Holdings Ltd.	55,000	$18,881
	Lippo China Resources Ltd.	586,000	7,383
	Liu Chong Hing Investment Ltd.	30,000	27,069
	L'Occitane International SA	22,500	76,756
	Luk Fook Holdings International Ltd.	38,000	92,782
	Lung Kee Bermuda Holdings	26,000	9,295
*	Magnificent Hotel Investment Ltd.	336,000	4,342
	Man Wah Holdings Ltd.	180,800	141,531
*	Mason Group Holdings Ltd.	2,829,598	9,740
	MECOM Power & Construction Ltd.	106,500	30,933
*	Melco International Development Ltd.	85,000	57,647
	Miramar Hotel & Investment	21,000	35,415
	Modern Dental Group Ltd.	43,000	13,701
*	Mongolian Mining Corp.	48,000	11,105
*	NagaCorp Ltd.	128,000	119,377
*††	NewOcean Energy Holdings Ltd.	110,000	411
	Nissin Foods Co. Ltd.	28,000	20,357
	NWS Holdings Ltd.	152,000	150,755
	Oriental Watch Holdings	39,606	21,589
*	Oshidori International Holdings Ltd.	700,200	33,387
††	Pacific Andes International Holdings Ltd.	126,000	440
	Pacific Basin Shipping Ltd.	565,000	270,203
	Pacific Textiles Holdings Ltd.	114,000	45,332
*	Paliburg Holdings Ltd.	26,000	6,380
	PC Partner Group Ltd.	34,000	30,548
	PCCW Ltd.	283,286	151,617
	Pentamaster International Ltd.	94,000	10,094
	Perfect Medical Health Management Ltd.	60,000	28,197
	Pico Far East Holdings Ltd.	96,000	13,578
	Plover Bay Technologies Ltd.	40,000	14,607
	Public Financial Holdings Ltd.	70,000	21,120
*	Regal Hotels International Holdings Ltd.	29,000	12,105
Ω	Regina Miracle International Holdings Ltd.	43,000	27,083
*	Sa Sa International Holdings Ltd.	176,000	29,138
*Ω	Samsonite International SA	91,200	191,302
	SEA Holdings Ltd.	40,046	25,385
*	Shangri-La Asia Ltd.	128,000	104,402
*	Shenwan Hongyuan HK Ltd.	25,000	1,910
*	Shun Ho Property Investments Ltd.	5,544	788
*	Shun Tak Holdings Ltd.	190,000	35,618
	Singamas Container Holdings Ltd.	88,000	10,672
#*	SJM Holdings Ltd.	194,000	79,150
	SmarTone Telecommunications Holdings Ltd.	43,000	22,448
#	Solomon Systech International Ltd.	200,000	13,248
	Soundwill Holdings Ltd.	4,000	3,289
*	Space Group Holdings Ltd.	22,500	10,470
	Stella International Holdings Ltd.	55,000	53,571
	Sun Hung Kai & Co. Ltd.	74,464	34,334
	SUNeVision Holdings Ltd.	80,000	52,321
	TAI Cheung Holdings Ltd.	37,000	21,143
*	Television Broadcasts Ltd.	43,600	22,181
	Texhong Textile Group Ltd.	35,000	32,573
	Texwinca Holdings Ltd.	112,000	20,713
*	TOM Group Ltd.	58,000	5,190
	Town Health International Medical Group Ltd.	330,000	21,424
	Tradelink Electronic Commerce Ltd.	58,000	7,459
	Transport International Holdings Ltd.	28,465	38,684
	United Laboratories International Holdings Ltd.	147,000	77,548
††	Untrade Convoy	516,000	2,057

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
††	Untrade Mh Development NPV	40,000	$153
	Upbest Group Ltd.	148,000	13,049
	Value Partners Group Ltd.	150,000	49,813
	Vitasoy International Holdings Ltd.	74,000	111,510
Ω	VPower Group International Holdings Ltd., Class H	25,119	2,664
	VSTECS Holdings Ltd.	79,600	60,796
	VTech Holdings Ltd.	16,700	113,845
	Wai Kee Holdings Ltd.	52,000	17,777
	Wang On Group Ltd.	260,000	2,246
*	Wealthking Investments Ltd.	116,000	6,665
	Wing On Co. International Ltd.	14,000	30,156
	Wing Tai Properties Ltd.	56,000	28,139
	Yue Yuen Industrial Holdings Ltd.	85,500	113,614
*	Yunfeng Financial Group Ltd.	54,000	9,341
	Zensun Enterprises Ltd.	48,000	14,680
*	Zhaobangji Properties Holdings Ltd.	192,000	10,649
TOTAL HONG KONG			6,072,566
IRELAND — (0.5%)
	AIB Group PLC	29,330	66,715
	Bank of Ireland Group PLC	116,691	668,378
	Cairn Homes PLC	63,289	70,403
*	Dalata Hotel Group PLC	14,402	53,067
*	Datalex PLC	1,004	629
	FBD Holdings PLC	4,062	42,035
	Glanbia PLC	19,624	231,238
*Ω	Glenveagh Properties PLC	59,316	65,836
	Irish Continental Group PLC	13,964	55,823
	Kenmare Resources PLC	255	1,384
*	Permanent TSB Group Holdings PLC	10,745	15,361
TOTAL IRELAND			1,270,869
ISRAEL — (1.7%)
	Adgar Investment & Development Ltd.	8,764	18,450
	Afcon Holdings Ltd.	210	9,891
	AFI Properties Ltd.	1,537	80,389
	Africa Israel Residences Ltd.	738	42,552
*	Allot Ltd.	3,228	16,743
	Alrov Properties & Lodgings Ltd.	854	47,403
	Arad Ltd.	1,518	20,991
	Ashtrom Group Ltd.	5,658	131,865
	AudioCodes Ltd.	3,076	74,747
#	Aura Investments Ltd.	17,282	33,328
	Automatic Bank Services Ltd.	824	4,815
	Azorim-Investment Development & Construction Co. Ltd.	21,056	80,360
*	Bet Shemesh Engines Holdings 1997 Ltd.	859	27,702
*	BioLine RX Ltd.	55,677	4,951
	Blue Square Real Estate Ltd.	808	63,032
*	Brack Capital Properties NV	398	44,939
*	Brainsway Ltd., ADR	1,000	6,220
	Carasso Motors Ltd.	2,736	14,132
*	Cellcom Israel Ltd.	11,234	60,467
*	Clal Insurance Enterprises Holdings Ltd.	6,285	122,945
	Danel Adir Yeoshua Ltd.	595	75,464
	Delek Automotive Systems Ltd.	6,324	79,584
*	Delek Group Ltd.	1,144	173,702
	Delta Galil Industries Ltd.	1,324	64,696
	Dor Alon Energy in Israel 1988 Ltd.	633	23,677

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Duniec Brothers Ltd.	376	$24,865
	Electra Consumer Products 1970 Ltd.	1,429	67,289
	Electra Ltd.	148	88,697
	Electra Real Estate Ltd.	2,747	45,390
*	Elron Ventures Ltd.	1,931	5,667
*	Equital Ltd.	2,724	96,574
*	Fattal Holdings 1998 Ltd.	333	38,945
	FMS Enterprises Migun Ltd.	605	19,326
	Formula Systems 1985 Ltd.	1,241	129,105
	Fox Wizel Ltd.	1,070	136,045
	Gav-Yam Lands Corp. Ltd.	11,901	114,564
*	Gilat Satellite Networks Ltd.	4,321	29,177
	Hagag Group Real Estate Development	1,534	10,382
	Hamat Group Ltd.	1,543	15,329
	Hilan Ltd.	1,842	107,327
	IDI Insurance Co. Ltd.	960	25,030
	IES Holdings Ltd.	375	33,804
	Ilex Medical Ltd.	584	20,037
	Infinya Ltd.	473	42,481
	Inrom Construction Industries Ltd.	12,208	59,074
	Isracard Ltd.	18,363	57,405
	Israel Canada T.R Ltd.	14,745	56,907
#	Israel Land Development - Urban Renewal Ltd.	2,893	46,234
	Isras Investment Co. Ltd.	192	37,998
	Issta Lines Ltd.	883	25,817
*	Kamada Ltd.	3,545	17,251
	Kardan Real Estate Enterprise & Development Ltd.	6,298	7,373
	Kenon Holdings Ltd.	2,532	109,606
	Kerur Holdings Ltd.	747	18,379
	Klil Industries Ltd.	43	3,743
	Levinstein Properties Ltd.	555	17,648
	M Yochananof & Sons Ltd.	507	29,217
	Magic Software Enterprises Ltd.	2,800	56,033
	Malam - Team Ltd.	1,290	28,895
	Matrix IT Ltd.	3,427	87,090
	Maytronics Ltd.	1,739	22,915
	Mediterranean Towers Ltd.	10,111	31,449
	Mega Or Holdings Ltd.	2,038	68,290
*	Mehadrin Ltd.	58	2,689
	Meitav Dash Investments Ltd.	2,665	13,468
*	Menora Mivtachim Holdings Ltd.	3,023	60,507
	Migdal Insurance & Financial Holdings Ltd.	44,849	70,048
	Mivtach Shamir Holdings Ltd.	1,009	26,898
*	Naphtha Israel Petroleum Corp. Ltd.	5,642	35,278
	Nawi Brothers Ltd.	3,445	28,426
*	Neto Malinda Trading Ltd.	603	22,755
	Neto ME Holdings Ltd.	211	11,624
	Novolog Ltd.	34,768	36,049
	Oil Refineries Ltd.	234,153	88,240
	One Software Technologies Ltd.	4,143	68,045
	Palram Industries 1990 Ltd.	847	10,850
*	Partner Communications Co. Ltd.	18,545	148,013
*	Paz Oil Co. Ltd.	1,072	132,191
*	Perion Network Ltd.	3,977	76,717
	Plasson Industries Ltd.	468	26,231
	Prashkovsky Investments & Construction Ltd.	540	17,481
*	Priortech Ltd.	1,206	31,055
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	79,488
	Raval Ics Ltd.	2,775	3,932

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Sano-Brunos Enterprises Ltd.	278	$24,615
	Scope Metals Group Ltd.	872	41,525
	Shufersal Ltd.	2,776	18,139
	Summit Real Estate Holdings Ltd.	4,648	84,694
	Tadiran Group Ltd.	257	39,762
Ω	Tamar Petroleum Ltd.	7,885	23,298
	Tel Aviv Stock Exchange Ltd.	10,261	49,529
	Telsys Ltd.	323	15,002
*	Tera Light Ltd.	3,551	6,634
	Tiv Taam Holdings 1 Ltd.	7,339	15,539
	Victory Supermarket Chain Ltd.	648	9,724
	YH Dimri Construction & Development Ltd.	721	60,152
TOTAL ISRAEL			4,533,001
ITALY — (2.9%)
	A2A SpA	192,659	248,318
	ACEA SpA	5,921	85,503
*	Aeffe SpA	7,022	10,594
Ω	Anima Holding SpA	36,934	129,669
	Aquafil SpA	3,880	25,156
	Arnoldo Mondadori Editore SpA	28,311	49,096
	Ascopiave SpA	9,023	25,642
	Avio SpA	1,784	20,944
	Azimut Holding SpA	14,086	246,408
	Banca Generali SpA	7,463	217,125
	Banca IFIS SpA	3,794	51,047
	Banca Mediolanum SpA	24,625	163,077
	Banca Popolare di Sondrio SPA	62,474	207,324
	Banca Profilo SpA	12,870	2,556
Ω	Banca Sistema SpA	3,568	5,677
	Banco BPM SpA	187,440	485,483
	Banco di Desio e della Brianza SpA	5,000	15,515
	BasicNet SpA	1,601	9,143
	Be Shaping The Future SpA	9,147	31,549
	BF SpA	2,634	9,569
Ω	BFF Bank SpA	18,334	128,813
	Biesse SpA	570	8,128
	BPER Banca	138,787	192,653
	Brembo SpA	18,448	194,874
	Brunello Cucinelli SpA	4,260	247,586
	Buzzi Unicem SpA	12,066	220,598
	Cairo Communication SpA	12,430	23,702
Ω	Carel Industries SpA	4,228	96,328
	Cementir Holding NV	6,965	45,269
*	CIR SpA-Compagnie Industriali	54,093	22,928
	Credito Emiliano SpA	13,446	76,106
*	d'Amico International Shipping SA	89,614	17,927
	Danieli & C Officine Meccaniche SpA	4,669	66,234
#	Danieli & C Officine Meccaniche SpA	1,875	38,566
	De' Longhi SpA	7,541	143,427
	DeA Capital SpA	11,197	13,074
#	Digital Bros SpA	371	10,065
Ω	doValue SpA	4,465	27,265
*	Elica SpA	3,365	9,767
	Emak SpA	17,016	23,265
*Ω	Enav SpA	15,823	69,180
	ERG SpA	7,406	241,563
	Esprinet SpA	5,827	42,176
*	Eurotech SpA	5,018	14,911

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Fila SpA	1,845	$15,014
#*	Fincantieri SpA	58,307	30,653
*	FNM SpA	21,790	9,779
*	Garofalo Health Care SpA	3,478	14,147
#*	Geox SpA	8,460	6,886
	Gruppo MutuiOnline SpA	3,477	93,169
Ω	GVS SpA	4,859	47,212
	Hera SpA	105,983	304,517
	IMMSI SpA	26,564	10,420
*	Intek Group SpA	17,854	10,692
	Iren SpA	80,607	151,906
	Italgas SpA	64,514	369,071
	Italmobiliare SpA	1,795	50,011
#*	IVS Group SA	4,434	18,799
#*	Juventus Football Club SpA	111,036	40,910
	Leonardo SpA	52,338	490,229
	LU-VE SpA	589	13,350
#	Maire Tecnimont SpA	20,289	56,344
#*††	Mariella Burani Fashion Group SpA	422	0
*	MFE-MediaForEurope NV, Class A	111,129	50,022
#*	MFE-MediaForEurope NV, Class B	41,897	26,963
	Openjobmetis SpA agenzia per il lavoro	845	7,389
	Orsero SpA	1,122	16,572
Ω	OVS SpA	36,563	58,807
	Pharmanutra SpA	513	35,308
	Piaggio & C SpA	22,030	58,039
Ω	Piovan SpA	1,011	9,179
Ω	Pirelli & C SpA	44,574	192,988
	Prima Industrie SpA	444	10,237
Ω	RAI Way SpA	10,541	52,463
	Reply SpA	2,687	353,734
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	16,691
	Sabaf SpA	1,277	31,522
#	SAES Getters SpA	1,257	27,209
	SAES Getters SpA	534	7,695
*	Safilo Group SpA	17,552	23,984
	Salvatore Ferragamo SpA	6,239	110,666
	Sanlorenzo SpA/Ameglia	423	14,726
*	Saras SpA	73,078	92,701
	Sesa SpA	924	131,150
#	SIT SpA	1,306	9,209
*	Sogefi SpA	8,720	8,184
	SOL SpA	5,639	104,587
	Somec SpA	249	7,989
*	Spaxs SpA	8,205	84,477
	Tamburi Investment Partners SpA	15,032	124,893
Ω	Technogym SpA	15,528	109,395
	Tinexta SpA	2,718	67,684
*	Tod's SpA	1,430	50,790
*	TXT e-solutions SpA	923	11,155
#Ω	Unieuro SpA	2,055	24,695
	Unipol Gruppo SpA	55,252	231,766
	UnipolSai Assicurazioni SpA	18,397	41,655
#	Webuild SpA	21,276	32,835
	Wiit SpA	727	14,898
	Zignago Vetro SpA	3,545	44,970
TOTAL ITALY			8,044,136

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (22.7%)
*	&Do Holdings Co. Ltd.	600	$3,804
	77 Bank Ltd.	7,300	97,567
	A&D HOLON Holdings Co. Ltd.	3,000	21,876
*	Access Co. Ltd.	5,300	31,891
	Achilles Corp.	1,800	18,937
	Adastria Co. Ltd.	3,140	47,156
	ADEKA Corp.	10,400	188,118
	Ad-sol Nissin Corp.	1,200	15,696
	Adtec Plasma Technology Co. Ltd.	800	11,255
	Advan Group Co. Ltd.	3,100	18,913
#	Advance Create Co. Ltd.	1,400	10,621
*	Advanced Media, Inc.	1,800	10,309
	Adventure, Inc.	300	18,662
	Aeon Delight Co. Ltd.	2,600	56,271
	Aeon Fantasy Co. Ltd.	800	17,918
	AEON Financial Service Co. Ltd.	6,000	65,688
	Aeon Hokkaido Corp.	2,900	23,044
	Aeon Kyushu Co. Ltd.	800	12,965
	Aeria, Inc.	2,100	7,086
	AFC-HD AMS Life Science Co. Ltd.	1,400	8,586
	Agro-Kanesho Co. Ltd.	900	9,323
	Ahresty Corp.	2,700	7,715
	Ai Holdings Corp.	3,800	48,105
	Aica Kogyo Co. Ltd.	5,500	127,440
	Aichi Bank Ltd.	1,200	49,305
	Aichi Corp.	5,600	36,068
	Aichi Steel Corp.	1,500	24,307
	Aichi Tokei Denki Co. Ltd.	900	9,797
	Aida Engineering Ltd.	6,800	46,804
	Aiful Corp.	38,800	113,773
	Ain Holdings, Inc.	2,600	149,854
	Aiphone Co. Ltd.	1,800	25,412
	Airport Facilities Co. Ltd.	3,500	14,357
	Airtech Japan Ltd.	1,000	7,926
#	Airtrip Corp.	1,800	33,420
	Aisan Industry Co. Ltd.	6,170	31,962
	AIT Corp.	1,200	16,485
	Aizawa Securities Group Co. Ltd.	5,200	27,011
	Ajis Co. Ltd.	800	12,629
	Akatsuki Corp.	3,500	8,576
	Akatsuki, Inc.	1,100	21,813
*	Akebono Brake Industry Co. Ltd.	14,000	16,064
	Akita Bank Ltd.	2,400	29,803
	Albis Co. Ltd.	800	13,599
	Alconix Corp.	2,600	25,679
	Alinco, Inc.	2,200	14,914
	Alleanza Holdings Co. Ltd.	1,400	10,933
*	Allied Architects, Inc.	2,200	11,704
*	Allied Telesis Holdings KK	18,800	13,318
#	Alpen Co. Ltd.	2,000	31,243
	Alpha Corp.	500	3,856
	Alps Alpine Co. Ltd.	20,700	215,435
	Alps Logistics Co. Ltd.	2,000	17,266
	Altech Corp.	2,310	33,707
	Amano Corp.	7,100	136,605
	Amiyaki Tei Co. Ltd.	300	6,626
	Amuse, Inc.	1,600	24,451
	Amvis Holdings, Inc.	1,000	35,263
	Anest Iwata Corp.	4,200	30,725

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Anicom Holdings, Inc.	8,800	$45,185
	Anritsu Corp.	18,000	220,006
	AOI Electronics Co. Ltd.	500	7,530
	AOKI Holdings, Inc.	5,300	26,093
	Aoyama Trading Co. Ltd.	5,900	39,045
#	Aoyama Zaisan Networks Co. Ltd.	3,200	25,761
	Aozora Bank Ltd.	1,600	33,447
	Apaman Co. Ltd.	1,800	6,494
	Arakawa Chemical Industries Ltd.	2,600	19,640
	Arata Corp.	1,800	55,643
#	Arcland Sakamoto Co. Ltd.	1,700	19,760
#	Arcland Service Holdings Co. Ltd.	2,000	31,992
	Arcs Co. Ltd.	5,300	84,462
	Ardepro Co. Ltd.	1,670	5,995
	Arealink Co. Ltd.	1,000	11,954
	Argo Graphics, Inc.	2,400	62,304
	Arisawa Manufacturing Co. Ltd.	5,100	40,445
	ARTERIA Networks Corp.	2,800	26,740
	Artiza Networks, Inc.	900	7,768
	Artnature, Inc.	1,000	5,774
#	ArtSpark Holdings, Inc.	5,600	34,387
*	Aruhi Corp.	4,300	34,490
	As One Corp.	2,600	123,362
	Asahi Co. Ltd.	1,600	15,736
	Asahi Diamond Industrial Co. Ltd.	9,000	43,765
	Asahi Holdings, Inc.	9,100	138,887
	Asahi Kogyosha Co. Ltd.	1,200	17,087
	Asahi Net, Inc.	1,700	7,632
	Asahi Printing Co. Ltd.	1,100	6,983
	ASAHI YUKIZAI Corp.	2,300	36,312
	Asanuma Corp.	1,600	32,132
	Ascentech KK	700	3,264
	Asia Pile Holdings Corp.	4,100	15,108
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	26,500
	ASKUL Corp.	4,900	64,642
	Asteria Corp.	1,600	10,486
	Asti Corp.	400	5,834
*	Atrae, Inc.	1,800	25,970
*	Atsugi Co. Ltd.	4,000	13,879
	Aucnet, Inc.	900	15,904
	Autobacs Seven Co. Ltd.	8,900	93,820
	Aval Data Corp.	1,100	23,470
	Avant Corp.	2,800	29,141
	Avantia Co. Ltd.	1,300	8,111
	Avex, Inc.	4,000	45,855
	Awa Bank Ltd.	5,300	80,160
	Axial Retailing, Inc.	2,200	56,452
	Bando Chemical Industries Ltd.	5,100	37,057
	Bank of Iwate Ltd.	2,000	29,817
	Bank of Nagoya Ltd.	1,900	43,251
	Bank of Saga Ltd.	2,500	27,628
	Bank of the Ryukyus Ltd.	3,600	21,813
#	Bank of Toyama Ltd.	600	8,164
	Baroque Japan Ltd.	1,700	10,453
	Base Co. Ltd.	300	13,821
	Beauty Garage, Inc.	400	8,594
	Beenos, Inc.	1,000	19,439
	Belc Co. Ltd.	1,400	57,895
	Bell System24 Holdings, Inc.	3,100	35,949

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Belluna Co. Ltd.	6,900	$40,329
	Benesse Holdings, Inc.	7,700	138,770
#*	Bengo4.com, Inc.	900	25,957
#	Bic Camera, Inc.	11,200	97,381
	BML, Inc.	2,400	70,982
	Bookoff Group Holdings Ltd.	1,000	7,545
	Bourbon Corp.	1,100	17,755
	BP Castrol KK	1,300	11,082
	Br Holdings Corp.	4,900	12,828
*	BrainPad, Inc.	1,500	14,092
	Broadleaf Co. Ltd.	12,200	43,143
	Broccoli Co. Ltd.	1,000	8,630
	Bull-Dog Sauce Co. Ltd.	400	5,530
	Bunka Shutter Co. Ltd.	6,984	54,212
	Business Brain Showa-Ota, Inc.	1,000	11,372
	BuySell Technologies Co. Ltd.	500	19,345
	C Uyemura & Co. Ltd.	1,600	74,583
	CAC Holdings Corp.	1,700	18,437
#	Can Do Co. Ltd.	80	1,330
	Canon Electronics, Inc.	2,600	32,545
	Careerlink Co. Ltd.	600	10,280
#	Carenet, Inc.	2,000	17,326
	Carlit Holdings Co. Ltd.	2,600	12,932
	Carta Holdings, Inc.	1,100	15,861
	Cawachi Ltd.	2,700	43,643
#*	CellSource Co. Ltd.	600	20,958
	Central Automotive Products Ltd.	1,600	29,317
	Central Glass Co. Ltd.	3,400	83,730
	Central Security Patrols Co. Ltd.	1,400	26,826
	Central Sports Co. Ltd.	900	17,400
	Ceres, Inc.	600	5,371
	Charm Care Corp. KK	1,800	16,651
	Chiba Kogyo Bank Ltd.	7,400	14,275
	Chilled & Frozen Logistics Holdings Co. Ltd.	1,800	15,585
	Chino Corp.	900	11,393
	Chiyoda Co. Ltd.	4,400	26,686
*	Chiyoda Corp.	22,200	68,315
	Chiyoda Integre Co. Ltd.	1,900	30,219
	Chofu Seisakusho Co. Ltd.	3,306	46,203
	Chori Co. Ltd.	1,400	20,899
	Chubu Shiryo Co. Ltd.	3,200	26,342
	Chudenko Corp.	3,900	62,629
	Chuetsu Pulp & Paper Co. Ltd.	1,400	9,526
	Chugai Ro Co. Ltd.	700	9,117
	Chugoku Bank Ltd.	19,000	138,168
	Chugoku Marine Paints Ltd.	6,600	43,625
	Chukyo Bank Ltd.	1,800	23,217
	Chuo Spring Co. Ltd.	2,000	10,774
	Chuo Warehouse Co. Ltd.	1,000	7,332
	CI Takiron Corp.	6,400	26,849
	Citizen Watch Co. Ltd.	38,800	170,100
	CKD Corp.	5,600	79,529
	CK-San-Etsu Co. Ltd.	400	12,526
	CL Holdings, Inc.	500	3,522
	Cleanup Corp.	3,800	17,770
	CMIC Holdings Co. Ltd.	1,500	17,271
	CMK Corp.	9,700	32,918
	COLOPL, Inc.	8,600	43,350
#	Colowide Co. Ltd.	7,400	108,530

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Computer Engineering & Consulting Ltd.	3,600	$33,224
	Computer Institute of Japan Ltd.	2,280	13,331
	Comture Corp.	2,900	65,488
	CONEXIO Corp.	2,400	23,824
*	COOKPAD, Inc.	1,000	1,619
	Core Corp.	800	9,153
	Corona Corp.	2,600	16,323
	Cosel Co. Ltd.	2,500	16,310
	Cosmo Energy Holdings Co. Ltd.	3,000	90,991
	Cota Co. Ltd.	1,771	21,179
#	CRE, Inc.	800	9,945
	Create Restaurants Holdings, Inc.	11,400	86,823
	Create SD Holdings Co. Ltd.	3,100	71,809
	Credit Saison Co. Ltd.	15,600	199,205
	Creek & River Co. Ltd.	1,700	30,311
#	Cresco Ltd.	1,800	28,351
*	CROOZ, Inc.	600	3,589
*	CrowdWorks, Inc.	1,400	15,771
	CTI Engineering Co. Ltd.	1,400	28,634
	CTS Co. Ltd.	3,200	19,743
#	Cube System, Inc.	1,200	9,614
	Curves Holdings Co. Ltd.	7,300	39,731
	Cyberlinks Co. Ltd.	1,300	11,187
	Cybernet Systems Co. Ltd.	1,700	12,305
	Cybozu, Inc.	3,400	29,380
	Dai Nippon Toryo Co. Ltd.	3,400	18,597
	Daicel Corp.	30,100	191,476
	Dai-Dan Co. Ltd.	1,500	24,845
	Daido Kogyo Co. Ltd.	900	5,369
	Daido Metal Co. Ltd.	5,500	22,524
	Daido Steel Co. Ltd.	4,100	122,370
	Daihatsu Diesel Manufacturing Co. Ltd.	2,400	9,295
	Daihen Corp.	2,200	69,303
#	Daiho Corp.	2,400	77,125
	Dai-Ichi Cutter Kogyo KK	900	9,118
	Daiichi Jitsugyo Co. Ltd.	1,000	25,147
	Daiichi Kensetsu Corp.	1,100	10,949
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	2,500	22,138
	Daiken Corp.	1,400	20,517
	Daiken Medical Co. Ltd.	2,800	10,092
	Daiki Aluminium Industry Co. Ltd.	5,000	46,617
	Daikoku Denki Co. Ltd.	900	8,625
#	Daikokutenbussan Co. Ltd.	800	32,846
	Daikyonishikawa Corp.	4,200	17,636
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,600	21,951
	Daio Paper Corp.	9,400	100,650
	Daiseki Co. Ltd.	5,576	165,758
	Daishi Hokuetsu Financial Group, Inc.	4,500	86,838
	Daishinku Corp.	3,200	22,803
	Daisue Construction Co. Ltd.	500	5,851
	Daito Bank Ltd.	1,000	4,950
	Daito Pharmaceutical Co. Ltd.	1,450	28,799
	Daitron Co. Ltd.	1,600	22,731
	Daiwa Industries Ltd.	4,300	36,628
	Daiwabo Holdings Co. Ltd.	10,500	150,734
	DCM Holdings Co. Ltd.	14,700	115,038
	Dear Life Co. Ltd.	5,600	26,443
	DeNA Co. Ltd.	9,400	138,849
#	Densan System Holdings Co. Ltd.	600	10,758

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Denyo Co. Ltd.	2,000	$24,529
	Dexerials Corp.	6,900	186,253
#	Diamond Electric Holdings Co. Ltd.	600	7,449
	DIC Corp.	6,800	125,755
	Digital Arts, Inc.	1,600	79,203
	Digital Garage, Inc.	3,800	110,413
	Digital Hearts Holdings Co. Ltd.	1,200	17,648
	Digital Holdings, Inc.	1,900	19,331
	Digital Information Technologies Corp.	800	8,726
	Dip Corp.	4,300	115,507
	Direct Marketing MiX, Inc.	1,800	28,023
	DKK Co. Ltd.	1,600	29,883
	DKS Co. Ltd.	1,200	21,221
	DMG Mori Co. Ltd.	14,100	189,366
	Doshisha Co. Ltd.	2,900	34,460
	Double Standard, Inc.	600	9,356
	Doutor Nichires Holdings Co. Ltd.	4,112	51,392
	DTS Corp.	4,800	121,933
	Duskin Co. Ltd.	4,600	103,783
#	DyDo Group Holdings, Inc.	1,400	53,481
	Eagle Industry Co. Ltd.	4,100	31,053
	Earth Corp.	1,900	76,259
	EAT & Holdings Co. Ltd.	1,200	21,707
	Ebara Foods Industry, Inc.	800	18,615
	Ebara Jitsugyo Co. Ltd.	1,800	31,632
	Ebase Co. Ltd.	3,100	13,459
	Eco's Co. Ltd.	800	12,020
	EDION Corp.	9,300	87,681
	EF-ON, Inc.	2,280	9,555
	eGuarantee, Inc.	4,200	73,710
	E-Guardian, Inc.	1,100	26,230
	Ehime Bank Ltd.	4,800	31,409
	Eidai Co. Ltd.	3,000	5,839
	Eiken Chemical Co. Ltd.	4,100	60,648
	Eizo Corp.	2,000	55,940
	EJ Holdings, Inc.	1,200	11,835
	Elan Corp.	3,700	32,787
	Elecom Co. Ltd.	5,400	69,108
	Elematec Corp.	2,800	26,432
	EM Systems Co. Ltd.	4,700	39,006
	en Japan, Inc.	3,500	55,006
	Endo Lighting Corp.	1,700	9,870
	Enigmo, Inc.	2,600	10,088
	Enplas Corp.	1,000	22,426
#	Envipro Holdings, Inc.	1,400	8,335
	eRex Co. Ltd.	4,100	74,174
	ES-Con Japan Ltd.	4,600	29,143
	Escrow Agent Japan, Inc.	3,500	4,192
	Eslead Corp.	1,000	12,902
	ESPEC Corp.	2,400	33,152
	Exedy Corp.	4,200	54,690
	EXEO Group, Inc.	8,400	140,750
	Ezaki Glico Co. Ltd.	4,700	137,324
	F&M Co. Ltd.	1,000	16,792
	FALCO HOLDINGS Co. Ltd.	1,400	20,177
	FCC Co. Ltd.	4,400	46,850
#*	FDK Corp.	1,100	7,375
	Feed One Co. Ltd.	3,920	20,827
	Ferrotec Holdings Corp.	5,400	101,190

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	FFRI Security, Inc.	400	$3,233
	Fibergate, Inc.	1,100	7,258
	FIDEA Holdings Co. Ltd.	3,050	29,636
	Fields Corp.	3,000	23,365
	Financial Products Group Co. Ltd.	8,800	68,698
	FINDEX, Inc.	1,700	8,919
	First Bank of Toyama Ltd.	4,700	14,816
	First Juken Co. Ltd.	900	7,649
	Fixstars Corp.	3,000	26,784
	FJ Next Holdings Co. Ltd.	3,100	25,290
#	Focus Systems Corp.	1,700	11,916
	Forum Engineering, Inc.	1,200	8,822
	Foster Electric Co. Ltd.	3,400	18,139
	FP Corp.	4,900	110,323
	France Bed Holdings Co. Ltd.	3,800	26,283
*	FreakOut Holdings, Inc.	800	9,664
	Freebit Co. Ltd.	2,000	13,162
	Freund Corp.	1,700	9,477
	F-Tech, Inc.	1,600	6,378
	FTGroup Co. Ltd.	1,100	7,513
	Fudo Tetra Corp.	1,930	23,803
#	Fuji Co. Ltd.	3,300	53,959
	Fuji Corp.	9,100	141,024
	Fuji Corp.	1,600	15,169
	Fuji Corp. Ltd.	5,200	26,081
	Fuji Kosan Co. Ltd.	1,000	8,527
	Fuji Kyuko Co. Ltd.	3,000	92,061
	Fuji Media Holdings, Inc.	5,900	51,355
	Fuji Oil Co. Ltd.	8,300	20,609
	Fuji Oil Holdings, Inc.	5,500	93,862
	Fuji Pharma Co. Ltd.	2,000	15,046
	Fuji Seal International, Inc.	7,100	82,271
	Fuji Soft, Inc.	2,400	146,049
	Fujibo Holdings, Inc.	1,500	39,378
	Fujicco Co. Ltd.	2,800	40,597
	Fujikura Composites, Inc.	4,200	28,147
	Fujikura Kasei Co. Ltd.	4,200	15,476
	Fujikura Ltd.	29,700	179,543
	Fujimi, Inc.	1,700	75,725
	Fujimori Kogyo Co. Ltd.	2,500	66,767
#	Fujitsu General Ltd.	4,200	89,550
	Fujiya Co. Ltd.	1,700	30,558
	FuKoKu Co. Ltd.	1,200	8,764
	Fukuda Corp.	1,000	37,452
	Fukuda Denshi Co. Ltd.	1,400	77,909
	Fukui Bank Ltd.	2,700	27,625
	Fukui Computer Holdings, Inc.	1,300	34,365
	Fukushima Galilei Co. Ltd.	1,600	43,992
	Fukuyama Transporting Co. Ltd.	3,100	72,400
	FULLCAST Holdings Co. Ltd.	2,600	46,018
	Funai Soken Holdings, Inc.	4,960	87,439
	Furukawa Battery Co. Ltd.	2,400	21,680
	Furukawa Co. Ltd.	4,100	38,107
	Furukawa Electric Co. Ltd.	9,500	166,057
	Furuno Electric Co. Ltd.	3,500	29,010
	Furuya Metal Co. Ltd.	400	26,455
	Furyu Corp.	1,400	11,588
	Fuso Chemical Co. Ltd.	2,600	66,650
	Fuso Pharmaceutical Industries Ltd.	1,100	17,728

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Futaba Corp.	5,300	$27,420
	Futaba Industrial Co. Ltd.	8,700	24,301
	Future Corp.	5,800	70,266
	Fuyo General Lease Co. Ltd.	2,100	129,272
	G-7 Holdings, Inc.	3,000	33,513
	Gakken Holdings Co. Ltd.	4,500	32,170
#	Gakkyusha Co. Ltd.	1,000	11,903
	Gecoss Corp.	2,000	12,356
	Genki Sushi Co. Ltd.	800	15,635
	Genky DrugStores Co. Ltd.	1,000	24,370
	Geo Holdings Corp.	3,800	40,142
	Gift Holdings, Inc.	600	12,045
	Gig Works, Inc.	1,300	4,150
	GL Sciences, Inc.	1,300	23,284
	GLOBERIDE, Inc.	2,800	47,998
	Glory Ltd.	5,600	92,987
#	GMO Financial Gate, Inc.	100	10,680
#	GMO Financial Holdings, Inc.	4,400	25,969
#	GMO GlobalSign Holdings KK	400	17,969
	GMO internet, Inc.	600	11,785
#*	Godo Steel Ltd.	1,600	17,603
	Goldcrest Co. Ltd.	2,590	35,227
	Golf Digest Online, Inc.	1,000	12,994
	Good Com Asset Co. Ltd.	900	8,632
	gremz, Inc.	600	7,376
	GS Yuasa Corp.	8,500	155,194
	G-Tekt Corp.	3,300	33,243
	Gun-Ei Chemical Industry Co. Ltd.	700	13,705
	GungHo Online Entertainment, Inc.	5,900	115,122
	Gunma Bank Ltd.	45,000	129,121
	Gunze Ltd.	2,200	64,111
	H.U. Group Holdings, Inc.	6,900	165,358
	H2O Retailing Corp.	11,700	87,989
#	HABA Laboratories, Inc.	400	7,323
	Hachijuni Bank Ltd.	51,200	190,609
	Hagihara Industries, Inc.	1,400	11,664
	Hagiwara Electric Holdings Co. Ltd.	1,000	15,189
	Hagoromo Foods Corp.	600	13,932
	Hakudo Co. Ltd.	800	14,923
#	Hakuto Co. Ltd.	2,500	48,400
	Halows Co. Ltd.	1,600	37,692
	Hamakyorex Co. Ltd.	2,200	52,807
	Handsman Co. Ltd.	800	5,399
	Hanwa Co. Ltd.	4,500	98,419
	Happinet Corp.	2,800	33,831
	Harima Chemicals Group, Inc.	2,500	14,302
#	Hashimoto Sogyo Holdings Co. Ltd.	700	11,211
	Hazama Ando Corp.	19,410	130,663
	Heiwa Corp.	7,200	112,393
	Heiwa Real Estate Co. Ltd.	3,600	108,385
	Heiwado Co. Ltd.	4,200	63,174
#*	Hennge KK	1,000	8,109
	Hibiya Engineering Ltd.	2,400	34,866
	HI-LEX Corp.	3,300	27,790
	Hioki EE Corp.	1,100	55,292
	Hirakawa Hewtech Corp.	1,200	9,956
	Hirano Tecseed Co. Ltd.	1,100	15,577
	Hirata Corp.	1,100	39,439
	Hirogin Holdings, Inc.	36,100	166,790

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Hiroshima Electric Railway Co. Ltd.	2,000	$12,583
	Hiroshima Gas Co. Ltd.	6,100	14,897
	Hisaka Works Ltd.	4,200	26,864
	Hitachi Zosen Corp.	20,400	127,665
	Hito Communications Holdings, Inc.	1,000	12,338
	Hochiki Corp.	1,700	16,980
	Hodogaya Chemical Co. Ltd.	800	21,169
	Hogy Medical Co. Ltd.	2,800	73,818
	Hokkaido Coca-Cola Bottling Co. Ltd.	600	18,479
	Hokkaido Electric Power Co., Inc.	20,800	79,893
	Hokkaido Gas Co. Ltd.	2,400	29,520
	Hokkan Holdings Ltd.	1,200	11,345
	Hokko Chemical Industry Co. Ltd.	3,300	24,298
	Hokkoku Financial Holdings, Inc.	2,900	100,967
	Hokuetsu Corp.	17,000	89,641
	Hokuetsu Industries Co. Ltd.	2,800	19,332
	Hokuhoku Financial Group, Inc.	16,600	107,266
	Hokuriku Electric Industry Co. Ltd.	400	3,366
	Hokuriku Electric Power Co.	20,400	83,133
	Hokuriku Electrical Construction Co. Ltd.	1,800	10,525
	Hokuto Corp.	2,800	40,630
	Honda Tsushin Kogyo Co. Ltd.	1,400	5,932
	H-One Co. Ltd.	4,000	18,486
	Honeys Holdings Co. Ltd.	2,670	25,701
	Hoosiers Holdings Co. Ltd.	5,300	32,471
	Horiba Ltd.	2,300	113,370
	Hosiden Corp.	7,500	83,497
	Hosokawa Micron Corp.	2,000	41,103
	Hotland Co. Ltd.	1,300	13,135
*	Hotto Link, Inc.	2,300	8,040
	Howa Machinery Ltd.	2,200	14,455
	HPC Systems, Inc.	300	7,353
	HS Holdings Co. Ltd.	3,300	29,770
	Hyakugo Bank Ltd.	26,900	66,060
	Hyakujushi Bank Ltd.	3,400	43,521
#	IBJ, Inc.	1,100	6,401
	Ichigo, Inc.	17,000	38,396
	Ichiken Co. Ltd.	700	9,641
	Ichikoh Industries Ltd.	8,700	24,048
	Ichimasa Kamaboko Co. Ltd.	1,100	6,580
	Ichinen Holdings Co. Ltd.	3,100	29,701
	Ichiyoshi Securities Co. Ltd.	7,100	33,459
#	Icom, Inc.	1,500	29,384
	ID Holdings Corp.	1,950	12,459
	IDEA Consultants, Inc.	500	6,686
	Idec Corp.	4,000	89,260
	IDOM, Inc.	8,500	51,669
	Ihara Science Corp.	1,200	19,783
	Iino Kaiun Kaisha Ltd.	10,400	55,468
	IJTT Co. Ltd.	2,100	8,314
	I'll, Inc.	900	11,180
	Imagica Group, Inc.	2,700	17,432
	Imasen Electric Industrial	901	4,251
#	Impact HD, Inc.	400	10,969
	Imuraya Group Co. Ltd.	1,100	18,897
	Inaba Denki Sangyo Co. Ltd.	5,800	120,931
	Inaba Seisakusho Co. Ltd.	1,700	16,846
	Inabata & Co. Ltd.	5,900	107,071
#	Inageya Co. Ltd.	3,000	28,704

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	I-NE Co. Ltd.	400	$14,260
	Ines Corp.	3,000	36,533
	I-Net Corp.	1,600	15,485
	Infocom Corp.	2,600	41,785
	Infomart Corp.	21,500	75,890
	Information Services International-Dentsu Ltd.	1,700	57,164
	INFRONEER Holdings, Inc.	30,444	223,475
	Innotech Corp.	2,400	24,373
	Insource Co. Ltd.	2,500	52,900
	Intage Holdings, Inc.	3,800	41,074
	Inter Action Corp.	1,600	23,939
	Inui Global Logistics Co. Ltd.	1,200	16,796
	I-PEX, Inc.	1,400	14,182
	IPS, Inc.	400	7,820
	IR Japan Holdings Ltd.	1,000	16,836
	Iriso Electronics Co. Ltd.	2,400	54,019
	I'rom Group Co. Ltd.	900	13,254
	ISB Corp.	2,200	17,190
	Iseki & Co. Ltd.	2,500	22,713
	Ishihara Chemical Co. Ltd.	1,400	13,375
	Ishihara Sangyo Kaisha Ltd.	4,400	34,780
*	Istyle, Inc.	11,800	24,654
	Itfor, Inc.	3,600	22,404
	ITmedia, Inc.	1,700	21,172
	Itochu Enex Co. Ltd.	6,800	54,739
	Itochu-Shokuhin Co. Ltd.	900	33,766
	Itoham Yonekyu Holdings, Inc.	17,000	85,197
	Itoki Corp.	4,500	13,364
*	Itokuro, Inc.	600	1,763
	IwaiCosmo Holdings, Inc.	2,900	27,440
	Iwaki Co. Ltd.	1,300	9,776
	Iwasaki Electric Co. Ltd.	400	8,076
	Iwatsu Electric Co. Ltd.	300	1,821
	Iwatsuka Confectionery Co. Ltd.	500	15,250
	Iyo Bank Ltd.	31,100	150,876
	Izumi Co. Ltd.	4,300	100,792
	J Front Retailing Co. Ltd.	7,200	60,613
#	J Trust Co. Ltd.	11,300	41,356
	JAC Recruitment Co. Ltd.	1,600	23,618
	Jaccs Co. Ltd.	2,800	80,083
	JAFCO Group Co. Ltd.	10,500	142,797
	JANOME Corp.	2,299	12,978
	Japan Aviation Electronics Industry Ltd.	5,700	97,365
	Japan Best Rescue System Co. Ltd.	1,200	7,041
	Japan Cash Machine Co. Ltd.	3,300	17,220
*	Japan Communications, Inc.	19,200	28,772
	Japan Electronic Materials Corp.	1,700	22,515
	Japan Elevator Service Holdings Co. Ltd.	6,900	82,576
#	Japan Foundation Engineering Co. Ltd.	2,900	13,062
	Japan Investment Adviser Co. Ltd.	1,100	11,647
	Japan Lifeline Co. Ltd.	7,100	52,974
	Japan Material Co. Ltd.	7,300	108,316
	Japan Medical Dynamic Marketing, Inc.	3,570	44,378
	Japan Petroleum Exploration Co. Ltd.	4,700	124,016
	Japan Property Management Center Co. Ltd.	900	7,176
	Japan Pulp & Paper Co. Ltd.	1,600	50,052
	Japan Pure Chemical Co. Ltd.	1,000	17,571
	Japan Securities Finance Co. Ltd.	12,200	75,684
	Japan Steel Works Ltd.	5,700	132,044

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan System Techniques Co. Ltd.	800	$16,596
	Japan Transcity Corp.	5,400	20,312
	Japan Wool Textile Co. Ltd.	8,600	67,067
	Jastec Co. Ltd.	1,200	11,144
	JBCC Holdings, Inc.	2,000	25,894
	JCR Pharmaceuticals Co. Ltd.	1,200	22,295
	JCU Corp.	2,500	67,027
	JDC Corp.	4,100	18,756
	JFE Systems, Inc.	1,100	19,024
#*	JIG-SAW, Inc.	800	32,535
	Jimoto Holdings, Inc.	2,110	8,990
	JINS Holdings, Inc.	1,700	48,678
	JINUSHI Co. Ltd.	1,600	24,326
	JK Holdings Co. Ltd.	2,500	18,716
#	JM Holdings Co. Ltd.	1,100	13,302
	JMS Co. Ltd.	2,200	9,673
#*	Joban Kosan Co. Ltd.	1,100	10,913
	J-Oil Mills, Inc.	2,600	31,638
	Joshin Denki Co. Ltd.	3,400	51,236
	Joyful Honda Co. Ltd.	5,800	68,622
	JP-Holdings, Inc.	6,800	13,110
	JSB Co. Ltd.	600	14,455
	JSP Corp.	1,900	21,051
	Juki Corp.	3,700	20,988
	Juroku Financial Group, Inc.	4,100	76,956
	Justsystems Corp.	3,500	108,056
	JVCKenwood Corp.	23,070	29,746
	K&O Energy Group, Inc.	2,300	26,668
	Kadoya Sesame Mills, Inc.	400	10,646
	Kaga Electronics Co. Ltd.	2,700	65,789
	Kagome Co. Ltd.	900	21,287
	Kaken Pharmaceutical Co. Ltd.	3,300	96,352
	Kakiyasu Honten Co. Ltd.	1,100	19,508
	Kamakura Shinsho Ltd.	2,200	10,245
	Kameda Seika Co. Ltd.	1,800	63,881
	Kamei Corp.	3,600	29,115
	Kamigumi Co. Ltd.	1,200	24,401
	Kanaden Corp.	3,200	25,661
	Kanagawa Chuo Kotsu Co. Ltd.	800	21,681
	Kanamic Network Co. Ltd.	1,800	8,319
	Kanamoto Co. Ltd.	4,200	64,667
	Kandenko Co. Ltd.	13,600	84,431
	Kaneka Corp.	4,900	132,766
	Kaneko Seeds Co. Ltd.	1,800	22,105
	Kanematsu Corp.	9,205	95,956
	Kanematsu Electronics Ltd.	1,500	47,115
	Kanemi Co. Ltd.	500	10,428
	Kanto Denka Kogyo Co. Ltd.	6,400	43,894
#*	Kasai Kogyo Co. Ltd.	3,100	6,005
	Katakura Industries Co. Ltd.	2,700	41,442
	Katitas Co. Ltd.	5,800	146,016
	Kato Sangyo Co. Ltd.	2,900	71,855
	Kato Works Co. Ltd.	1,600	9,727
	Kawada Technologies, Inc.	600	16,539
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	28,029
	KeePer Technical Laboratory Co. Ltd.	1,600	42,980
	Keihanshin Building Co. Ltd.	4,100	40,340
	KEIWA, Inc.	800	21,945
	Keiyo Bank Ltd.	14,800	52,793

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Keiyo Co. Ltd.	6,700	$49,661
	Kenko Mayonnaise Co. Ltd.	2,000	22,528
	KeyHolder, Inc.	1,600	9,771
	KFC Holdings Japan Ltd.	1,900	41,998
	KH Neochem Co. Ltd.	4,000	76,384
#	Kimura Chemical Plants Co. Ltd.	3,300	18,398
	King Jim Co. Ltd.	3,000	20,397
	Kissei Pharmaceutical Co. Ltd.	3,700	78,445
	Ki-Star Real Estate Co. Ltd.	1,100	40,254
	Kitagawa Corp.	1,600	16,922
	Kita-Nippon Bank Ltd.	1,000	12,483
	Kitano Construction Corp.	700	11,651
	Kitanotatsujin Corp.	7,800	12,932
	Kito Corp.	2,700	53,843
	Kitz Corp.	7,900	41,722
	Kiyo Bank Ltd.	7,900	86,769
*	KLab, Inc.	4,100	14,371
	Koa Corp.	4,600	74,141
	Koatsu Gas Kogyo Co. Ltd.	3,600	18,497
*	Kobe Electric Railway Co. Ltd.	899	22,661
	Kobe Steel Ltd.	42,640	198,227
	Kohnan Shoji Co. Ltd.	2,300	64,496
	Kohsoku Corp.	1,300	14,688
	Koike Sanso Kogyo Co. Ltd.	400	6,140
	Kojima Co. Ltd.	5,300	26,497
	Kokusai Pulp & Paper Co. Ltd.	3,900	14,578
	Kokuyo Co. Ltd.	9,700	129,342
	Komatsu Matere Co. Ltd.	1,300	10,306
	Komatsu Wall Industry Co. Ltd.	1,200	17,403
	KOMEDA Holdings Co. Ltd.	5,800	99,407
	Komehyo Holdings Co. Ltd.	800	16,539
	Komeri Co. Ltd.	4,700	94,567
	Komori Corp.	7,500	45,750
	Konaka Co. Ltd.	1,760	4,543
	Kondotec, Inc.	2,900	22,682
	Konica Minolta, Inc.	60,200	213,523
	Konishi Co. Ltd.	4,000	48,901
	Konoike Transport Co. Ltd.	2,900	28,151
	Konoshima Chemical Co. Ltd.	800	7,466
*	Kosaido Holdings Co. Ltd.	3,300	26,695
	Kozo Keikaku Engineering, Inc.	500	9,503
	Krosaki Harima Corp.	800	26,773
	KRS Corp.	2,000	17,612
	K's Holdings Corp.	8,800	88,859
	KU Holdings Co. Ltd.	2,400	22,224
	Kumagai Gumi Co. Ltd.	4,400	93,617
	Kumiai Chemical Industry Co. Ltd.	8,267	61,838
	Kurabo Industries Ltd.	1,800	27,610
	Kureha Corp.	2,000	152,108
	Kurimoto Ltd.	2,000	24,957
	Kuriyama Holdings Corp.	1,000	6,947
	Kusuri no Aoki Holdings Co. Ltd.	1,900	79,054
	KYB Corp.	3,100	72,085
	Kyoden Co. Ltd.	1,800	7,999
	Kyodo Printing Co. Ltd.	900	16,946
	Kyoei Steel Ltd.	2,900	32,158
	Kyokuto Boeki Kaisha Ltd.	800	16,026
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	41,501
	Kyokuto Securities Co. Ltd.	2,600	13,619

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyokuyo Co. Ltd.	1,100	$29,943
	KYORIN Holdings, Inc.	4,500	61,131
	Kyosan Electric Manufacturing Co. Ltd.	5,000	16,614
#	Kyowa Electronic Instruments Co. Ltd.	5,600	13,724
	Kyowa Leather Cloth Co. Ltd.	900	3,861
	Kyudenko Corp.	5,800	126,246
	Kyushu Financial Group, Inc.	39,800	117,625
	LAC Co. Ltd.	2,400	14,134
	Lacto Japan Co. Ltd.	900	16,564
	LEC, Inc.	3,100	16,761
	Life Corp.	2,300	44,583
	LIFULL Co. Ltd.	8,200	10,829
	LIKE, Inc.	1,600	28,499
	Linical Co. Ltd.	1,600	10,184
	Link & Motivation, Inc.	3,900	17,073
	Lintec Corp.	5,200	91,419
	LITALICO, Inc.	2,500	47,398
	Loadstar Capital KK	1,600	22,937
*	Locondo, Inc.	300	2,762
*	M&A Capital Partners Co. Ltd.	1,500	42,040
	Mabuchi Motor Co. Ltd.	5,600	160,498
	Macnica Fuji Electronics Holdings, Inc.	6,399	130,610
	Macromill, Inc.	5,600	38,806
	Maeda Kosen Co. Ltd.	1,900	44,395
	Maezawa Kasei Industries Co. Ltd.	2,100	21,018
	Maezawa Kyuso Industries Co. Ltd.	2,400	16,614
	Makino Milling Machine Co. Ltd.	3,200	108,944
#*	Management Solutions Co. Ltd.	1,100	25,631
	Mandom Corp.	5,800	70,810
	Mani, Inc.	8,400	99,469
	MarkLines Co. Ltd.	1,500	25,951
	Mars Group Holdings Corp.	1,800	22,143
	Marubun Corp.	1,900	11,203
	Marudai Food Co. Ltd.	2,600	30,714
	Maruha Nichiro Corp.	4,653	86,821
	Maruichi Steel Tube Ltd.	6,500	143,872
#	Marumae Co. Ltd.	1,200	18,234
	Marusan Securities Co. Ltd.	11,600	41,169
	Maruwa Co. Ltd.	1,000	128,506
#	Maruwa Unyu Kikan Co. Ltd.	3,100	35,581
#	Maruzen CHI Holdings Co. Ltd.	400	1,109
	Maruzen Co. Ltd.	1,400	19,721
	Maruzen Showa Unyu Co. Ltd.	1,600	39,428
	Marvelous, Inc.	3,300	17,173
	Matching Service Japan Co. Ltd.	600	3,955
	Matsuda Sangyo Co. Ltd.	2,125	32,373
	Matsui Construction Co. Ltd.	3,400	16,203
	Matsui Securities Co. Ltd.	12,600	76,147
	Matsuoka Corp.	700	4,851
	Max Co. Ltd.	4,000	51,185
	Maxell Ltd.	6,500	67,988
	Maxvalu Tokai Co. Ltd.	1,200	24,408
	MCJ Co. Ltd.	7,400	52,494
	Mebuki Financial Group, Inc.	17,600	35,509
	MEC Co. Ltd.	2,100	37,971
	Media Do Co. Ltd.	900	14,922
	Medical Data Vision Co. Ltd.	3,300	32,596
	Medical System Network Co. Ltd.	2,400	7,994
	Medikit Co. Ltd.	800	14,006

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	MedPeer, Inc.	1,500	$24,837
	Megachips Corp.	2,100	52,610
	Megmilk Snow Brand Co. Ltd.	5,100	71,008
	Meidensha Corp.	4,600	71,196
	Meiji Electric Industries Co. Ltd.	1,400	11,570
	Meiji Shipping Co. Ltd.	1,700	11,930
	Meiko Electronics Co. Ltd.	3,400	81,963
	Meisei Industrial Co. Ltd.	5,000	26,735
	Meitec Corp.	8,100	152,697
	Meito Sangyo Co. Ltd.	1,200	15,057
#	Meiwa Corp.	4,100	23,220
	Melco Holdings, Inc.	900	24,126
#	Members Co. Ltd.	1,500	31,447
	Menicon Co. Ltd.	7,100	179,034
#*	MetaReal Corp.	700	6,238
	METAWATER Co. Ltd.	2,600	38,865
	Micronics Japan Co. Ltd.	3,600	34,576
	Midac Holdings Co. Ltd.	600	13,308
	Mie Kotsu Group Holdings, Inc.	5,900	21,462
	Mikuni Corp.	2,700	7,138
	Milbon Co. Ltd.	2,900	116,957
	MIMAKI ENGINEERING Co. Ltd.	1,900	8,685
	Mimasu Semiconductor Industry Co. Ltd.	2,319	37,187
	Ministop Co. Ltd.	1,800	19,750
#	Minkabu The Infonoid, Inc.	1,200	23,754
	Mirai Industry Co. Ltd.	700	8,205
	Miraial Co. Ltd.	1,100	15,140
	Mirainovate Co. Ltd.	4,400	5,732
	Mirait Holdings Corp.	10,500	131,147
	Miroku Jyoho Service Co. Ltd.	1,600	18,106
	Mitani Corp.	4,800	57,033
	Mitani Sangyo Co. Ltd.	3,900	9,329
	Mitani Sekisan Co. Ltd.	1,200	35,607
#	Mito Securities Co. Ltd.	10,500	20,970
	Mitsuba Corp.	5,000	15,720
	Mitsubishi Kakoki Kaisha Ltd.	1,000	15,431
	Mitsubishi Logisnext Co. Ltd.	4,000	26,622
	Mitsubishi Logistics Corp.	1,100	29,515
	Mitsubishi Materials Corp.	13,400	202,733
*	Mitsubishi Paper Mills Ltd.	6,500	14,543
	Mitsubishi Pencil Co. Ltd.	6,000	63,929
	Mitsubishi Research Institute, Inc.	1,100	36,341
	Mitsubishi Shokuhin Co. Ltd.	1,900	49,405
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	16,778
	Mitsuboshi Belting Ltd.	3,500	84,936
	Mitsui DM Sugar Holdings Co. Ltd.	3,100	44,241
#*	Mitsui E&S Holdings Co. Ltd.	17,500	47,208
	Mitsui Matsushima Holdings Co. Ltd.	2,000	48,407
	Mitsui Mining & Smelting Co. Ltd.	6,900	165,244
	Mitsui-Soko Holdings Co. Ltd.	2,900	67,634
	Mitsuuroko Group Holdings Co. Ltd.	4,400	31,444
	Mixi, Inc.	5,600	98,579
	Miyaji Engineering Group, Inc.	900	22,601
	Miyazaki Bank Ltd.	2,000	31,670
	Miyoshi Oil & Fat Co. Ltd.	1,100	8,406
	Mizuho Leasing Co. Ltd.	3,300	82,158
	Mizuno Corp.	2,500	46,947
	Mochida Pharmaceutical Co. Ltd.	2,600	63,830
	Modec, Inc.	1,300	12,116

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Molitec Steel Co. Ltd.	3,900	$8,228
	Monex Group, Inc.	23,200	81,858
	Monogatari Corp.	1,700	74,869
#	MORESCO Corp.	1,100	9,605
	Morinaga & Co. Ltd.	4,800	150,852
	Morinaga Milk Industry Co. Ltd.	4,400	162,241
	Moriroku Holdings Co. Ltd.	900	12,599
	Morita Holdings Corp.	3,900	39,526
	Morito Co. Ltd.	2,600	14,665
	Morningstar Japan KK	6,200	23,365
	Morozoff Ltd.	600	16,462
#	Mortgage Service Japan Ltd.	1,200	8,918
	Mory Industries, Inc.	900	17,838
	MrMax Holdings Ltd.	4,600	21,664
	MTG Co. Ltd.	800	7,926
	MTI Ltd.	4,500	18,091
	Mugen Estate Co. Ltd.	1,600	5,835
	m-up Holdings, Inc.	2,800	32,561
	Murakami Corp.	1,000	17,259
	Musashi Seimitsu Industry Co. Ltd.	7,100	76,371
	Musashino Bank Ltd.	4,100	54,586
	NAC Co. Ltd.	1,100	8,050
	Nachi-Fujikoshi Corp.	1,700	47,357
	Nafco Co. Ltd.	2,100	25,252
	Nagano Bank Ltd.	1,300	12,527
	Nagano Keiki Co. Ltd.	2,100	18,626
	Nagase & Co. Ltd.	12,600	189,524
	Nagatanien Holdings Co. Ltd.	1,600	24,340
	Nagawa Co. Ltd.	800	49,488
	Naigai Trans Line Ltd.	700	10,710
	Nakabayashi Co. Ltd.	3,300	12,911
#	Nakamoto Packs Co. Ltd.	700	8,538
	Nakamuraya Co. Ltd.	600	14,258
	Nakanishi, Inc.	8,100	152,443
	Nakano Refrigerators Co. Ltd.	200	9,164
	Nakayama Steel Works Ltd.	3,500	11,901
*	Namura Shipbuilding Co. Ltd.	7,996	25,333
	Nankai Electric Railway Co. Ltd.	5,400	106,679
	Nanto Bank Ltd.	4,000	60,886
	Natori Co. Ltd.	1,400	21,936
	NEC Capital Solutions Ltd.	900	14,502
	NEC Networks & System Integration Corp.	3,600	49,692
	NET One Systems Co. Ltd.	10,000	232,895
	Neturen Co. Ltd.	3,800	19,325
	New Art Holdings Co. Ltd.	1,000	10,423
#	New Japan Chemical Co. Ltd.	6,200	12,892
	Nextage Co. Ltd.	5,400	119,443
*	NexTone, Inc.	500	13,547
	NF Holdings Corp.	600	5,379
	NHK Spring Co. Ltd.	23,600	160,828
	Nice Corp.	1,300	16,436
#	Nichia Steel Works Ltd.	4,000	7,790
	Nichias Corp.	6,700	119,560
	Nichiban Co. Ltd.	1,500	18,855
	Nichicon Corp.	5,900	56,604
	Nichiden Corp.	1,800	26,773
	Nichiha Corp.	3,300	68,174
#*	Nichi-iko Pharmaceutical Co. Ltd.	9,550	25,807
	Nichireki Co. Ltd.	3,400	35,668

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichirin Co. Ltd.	1,430	$16,930
	Nihon Chouzai Co. Ltd.	1,400	14,971
	Nihon Dempa Kogyo Co. Ltd.	1,000	8,688
	Nihon Dengi Co. Ltd.	600	14,822
	Nihon Denkei Co. Ltd.	1,050	11,568
	Nihon Flush Co. Ltd.	3,200	23,617
#	Nihon House Holdings Co. Ltd.	5,600	17,441
	Nihon Kagaku Sangyo Co. Ltd.	1,900	14,899
	Nihon Kohden Corp.	7,400	165,569
	Nihon Nohyaku Co. Ltd.	6,100	31,514
	Nihon Parkerizing Co. Ltd.	11,000	79,255
	Nihon Plast Co. Ltd.	1,700	5,887
	Nihon Tokushu Toryo Co. Ltd.	1,400	10,264
	Nihon Trim Co. Ltd.	400	7,419
*	Nihon Yamamura Glass Co. Ltd.	800	4,036
	Nikkiso Co. Ltd.	8,100	50,289
	Nikko Co. Ltd.	4,200	20,495
	Nikkon Holdings Co. Ltd.	7,400	136,088
	Nippn Corp.	6,100	73,560
	Nippon Air Conditioning Services Co. Ltd.	2,700	15,900
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	22,913
	Nippon Carbide Industries Co., Inc.	1,100	11,378
	Nippon Carbon Co. Ltd.	1,900	58,378
	Nippon Ceramic Co. Ltd.	1,800	28,321
	Nippon Chemical Industrial Co. Ltd.	1,300	19,976
*	Nippon Chemi-Con Corp.	2,900	37,943
	Nippon Coke & Engineering Co. Ltd.	32,300	29,420
	Nippon Concept Corp.	700	8,455
	Nippon Concrete Industries Co. Ltd.	8,400	17,254
#*	Nippon Denkai, Ltd.	600	13,172
	Nippon Denko Co. Ltd.	15,100	40,904
	Nippon Densetsu Kogyo Co. Ltd.	4,700	64,055
	Nippon Electric Glass Co. Ltd.	10,900	217,018
	Nippon Fine Chemical Co. Ltd.	1,900	28,121
	Nippon Gas Co. Ltd.	13,700	205,698
	Nippon Hume Corp.	3,300	16,411
	Nippon Kayaku Co. Ltd.	14,400	121,218
#	Nippon Kodoshi Corp.	400	6,205
	Nippon Koei Co. Ltd.	1,700	44,397
	Nippon Light Metal Holdings Co. Ltd.	7,480	89,456
	Nippon Paper Industries Co. Ltd.	11,900	86,300
#	Nippon Parking Development Co. Ltd.	23,500	29,877
	Nippon Pillar Packing Co. Ltd.	2,900	58,875
	Nippon Piston Ring Co. Ltd.	700	6,715
	Nippon Rietec Co. Ltd.	1,500	10,748
	Nippon Road Co. Ltd.	300	15,276
	Nippon Seiki Co. Ltd.	5,800	37,229
	Nippon Seisen Co. Ltd.	300	10,259
	Nippon Sharyo Ltd.	1,200	19,258
*	Nippon Sheet Glass Co. Ltd.	12,000	35,003
	Nippon Shokubai Co. Ltd.	2,600	101,767
	Nippon Signal Co. Ltd	7,000	51,679
	Nippon Soda Co. Ltd.	2,800	88,522
	Nippon Steel Trading Corp.	2,048	79,620
	Nippon Suisan Kaisha Ltd.	35,600	160,272
	Nippon Systemware Co. Ltd.	1,200	22,078
	Nippon Thompson Co. Ltd.	6,500	26,066
#	Nippon Yakin Kogyo Co. Ltd.	1,660	27,982
	Nipro Corp.	17,600	154,346

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishikawa Rubber Co. Ltd.	1,900	$17,823
	Nishimatsu Construction Co. Ltd.	6,200	185,708
#	Nishimatsuya Chain Co. Ltd.	5,300	65,429
	Nishimoto Co. Ltd.	700	20,865
	Nishi-Nippon Financial Holdings, Inc.	15,100	84,247
	Nishi-Nippon Railroad Co. Ltd.	6,900	152,275
	Nishio Rent All Co. Ltd.	2,100	45,408
	Nissan Shatai Co. Ltd.	13,100	64,190
	Nissei ASB Machine Co. Ltd.	1,000	27,726
	Nissei Plastic Industrial Co. Ltd.	1,400	9,790
	Nissha Co. Ltd.	4,900	57,689
	Nisshin Group Holdings Co. Ltd.	5,400	18,045
	Nisshin Oillio Group Ltd.	3,600	87,667
	Nisshinbo Holdings, Inc.	19,836	158,000
	Nissin Corp.	2,200	27,336
	Nissin Electric Co. Ltd.	6,100	70,092
	Nissin Sugar Co. Ltd.	2,100	28,097
	Nisso Corp.	2,300	10,389
	Nissui Pharmaceutical Co. Ltd.	1,400	17,977
	Nitta Corp.	2,600	57,203
	Nitta Gelatin, Inc.	2,000	9,294
	Nittetsu Mining Co. Ltd.	800	32,505
	Nitto Boseki Co. Ltd.	3,700	67,314
	Nitto Fuji Flour Milling Co. Ltd.	400	13,739
	Nitto Kogyo Corp.	3,700	72,051
	Nitto Kohki Co. Ltd.	1,300	15,574
	Nitto Seiko Co. Ltd.	6,200	24,108
	Nittoc Construction Co. Ltd.	3,500	22,894
	NJS Co. Ltd.	700	10,401
	Noda Corp.	800	7,784
	Noevir Holdings Co. Ltd.	1,900	84,392
	Nohmi Bosai Ltd.	2,800	38,880
	Nojima Corp.	3,600	78,966
	NOK Corp.	11,500	103,265
#	Nomura Micro Science Co. Ltd.	700	19,122
	Noritake Co. Ltd.	1,400	44,807
	Noritsu Koki Co. Ltd.	2,700	48,362
	Noritz Corp.	6,000	67,206
	North Pacific Bank Ltd.	32,300	55,573
	NS Tool Co. Ltd.	2,000	19,175
#	NS United Kaiun Kaisha Ltd.	1,500	45,159
	NSD Co. Ltd.	7,660	143,889
*	NTN Corp.	51,500	95,596
*	OAK Capital Corp.	5,200	2,936
#	Obara Group, Inc.	1,600	36,113
	Oenon Holdings, Inc.	5,000	11,512
	Ogaki Kyoritsu Bank Ltd.	5,300	69,439
	Ohara, Inc.	700	6,543
	Ohashi Technica, Inc.	1,700	17,680
#	Ohba Co. Ltd.	1,400	7,507
	Ohmoto Gumi Co. Ltd.	300	14,391
	Ohsho Food Service Corp.	1,200	62,879
	Oiles Corp.	2,973	35,737
#*	Oisix ra daichi, Inc.	3,000	40,325
	Oita Bank Ltd.	1,600	23,545
	Okabe Co. Ltd.	4,000	18,744
	Okamoto Industries, Inc.	1,200	35,610
	Okamoto Machine Tool Works Ltd.	700	21,062
	Okamura Corp.	6,700	66,866

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Okasan Securities Group, Inc.	19,900	$50,850
	Oki Electric Industry Co. Ltd.	12,300	71,065
	Okinawa Cellular Telephone Co.	1,500	61,071
	Okinawa Electric Power Co., Inc.	5,625	57,047
	Okinawa Financial Group, Inc.	2,860	48,006
	OKUMA Corp.	2,900	113,945
	Okumura Corp.	3,600	80,029
	Okura Industrial Co. Ltd.	1,400	18,694
	Okuwa Co. Ltd.	3,000	19,872
	Onoken Co. Ltd.	2,900	30,911
	Onward Holdings Co. Ltd.	18,500	35,171
	Optex Group Co. Ltd.	4,500	70,021
*	Optim Corp.	1,200	7,594
	Optorun Co. Ltd.	2,800	39,732
#	Orchestra Holdings, Inc.	700	14,241
	Organo Corp.	800	55,972
	Orient Corp.	72,100	73,293
	Oriental Shiraishi Corp.	18,400	34,736
#	Origin Co. Ltd.	600	5,557
	Oro Co. Ltd.	700	8,290
	Osaka Organic Chemical Industry Ltd.	1,800	33,824
	Osaka Soda Co. Ltd.	2,000	51,116
	Osaka Steel Co. Ltd.	1,500	15,397
	Osaki Electric Co. Ltd.	6,000	23,308
	OSG Corp.	10,700	146,853
	OUG Holdings, Inc.	500	10,540
	Outsourcing, Inc.	14,800	133,136
	Oyo Corp.	2,700	35,981
#	Ozu Corp.	600	8,365
	Pacific Industrial Co. Ltd.	6,100	47,077
	Pacific Metals Co. Ltd.	2,400	44,839
	Pack Corp.	1,400	25,597
	PAL GROUP Holdings Co. Ltd.	3,600	61,567
	PALTAC Corp.	500	15,674
	Paramount Bed Holdings Co. Ltd.	4,000	74,151
	Parker Corp.	2,400	9,870
	Pasona Group, Inc.	2,300	35,368
	PC Depot Corp.	5,160	11,822
	PCA Corp.	1,700	15,346
	Pegasus Sewing Machine Manufacturing Co. Ltd.	2,600	14,920
	Penta-Ocean Construction Co. Ltd.	37,400	205,568
	People Dreams & Technologies Group Co. Ltd.	900	18,140
*	PeptiDream, Inc.	4,200	52,593
*	PIA Corp.	800	19,442
	Pickles Corp.	2,400	20,578
	Pigeon Corp.	14,100	205,408
	Pilot Corp.	2,900	110,837
	Piolax, Inc.	3,900	58,314
	Plenus Co. Ltd.	2,700	40,383
	Pole To Win Holdings, Inc.	3,400	26,339
#*	Premier Anti-Aging Co. Ltd.	400	6,041
	Premium Group Co. Ltd.	1,600	54,974
	Premium Water Holdings, Inc.	400	8,356
#	Press Kogyo Co. Ltd.	9,000	27,733
	Pressance Corp.	2,400	28,314
	Prestige International, Inc.	13,400	69,745
	Prima Meat Packers Ltd.	3,000	51,128
	Procrea Holdings, Inc.	5,204	80,018
	Pronexus, Inc.	2,300	19,601

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pro-Ship, Inc.	900	$10,978
	Proto Corp.	3,000	25,166
	PS Mitsubishi Construction Co. Ltd.	3,600	17,009
	Punch Industry Co. Ltd.	2,600	9,067
	QB Net Holdings Co. Ltd.	1,400	14,329
	Qol Holdings Co. Ltd.	2,600	29,247
	Quick Co. Ltd.	1,500	17,245
	Raccoon Holdings, Inc.	1,700	19,610
	Raito Kogyo Co. Ltd.	4,700	69,337
	Raiznext Corp.	4,600	42,316
	Rakus Co. Ltd.	3,800	53,759
	Rasa Corp.	1,400	10,230
	Rasa Industries Ltd.	800	11,479
	Raysum Co. Ltd.	1,900	18,833
	Relia, Inc.	4,800	40,037
	Relo Group, Inc.	800	13,284
	Rengo Co. Ltd.	23,300	136,262
*	RENOVA, Inc.	2,600	49,159
	Resorttrust, Inc.	10,200	167,693
	Restar Holdings Corp.	2,800	40,993
	Retail Partners Co. Ltd.	2,000	18,297
	Rheon Automatic Machinery Co. Ltd.	2,000	19,549
	Ricoh Leasing Co. Ltd.	1,900	51,058
	Ride On Express Holdings Co. Ltd.	1,200	11,771
*	Right On Co. Ltd.	1,500	8,376
	Riken Corp.	1,300	23,251
	Riken Keiki Co. Ltd.	2,000	62,368
	Riken Technos Corp.	5,600	19,796
	Riken Vitamin Co. Ltd.	2,200	28,570
	Rion Co. Ltd.	1,400	25,363
	Riso Kyoiku Co. Ltd.	15,100	35,377
	Rock Field Co. Ltd.	2,100	24,025
	Rokko Butter Co. Ltd.	1,700	18,517
	Roland Corp.	1,500	48,612
	Roland DG Corp.	1,800	45,664
	Rorze Corp.	1,400	90,081
	Round One Corp.	5,300	59,733
	RS Technologies Co. Ltd.	800	37,625
	Ryobi Ltd.	3,200	26,939
	Ryoden Corp.	2,300	28,296
	Ryosan Co. Ltd.	2,400	40,426
	S Foods, Inc.	2,000	45,956
	S&B Foods, Inc.	1,000	27,833
	Sac's Bar Holdings, Inc.	3,250	15,026
	Sagami Rubber Industries Co. Ltd.	1,000	5,941
	Saibu Gas Holdings Co. Ltd.	2,800	38,915
	Sakai Chemical Industry Co. Ltd.	2,200	32,179
	Sakai Heavy Industries Ltd.	600	13,484
	Sakai Moving Service Co. Ltd.	1,700	63,172
	Sakata INX Corp.	5,200	38,619
	Sakura Internet, Inc.	1,700	7,537
	Sala Corp.	7,300	39,818
	SAMTY Co. Ltd.	4,200	65,095
	San Holdings, Inc.	2,200	30,866
	San ju San Financial Group, Inc.	2,700	28,646
	San-A Co. Ltd.	2,700	84,829
	San-Ai Obbli Co. Ltd.	7,700	61,977
	Sanei Architecture Planning Co. Ltd.	1,300	16,273
	Sangetsu Corp.	5,600	67,466

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	San-In Godo Bank Ltd.	21,200	$107,726
#*	Sanix, Inc.	2,800	5,217
	Sanken Electric Co. Ltd.	2,800	107,941
	Sanki Engineering Co. Ltd.	5,000	62,307
	Sanko Gosei Ltd.	2,900	8,279
	Sankyo Co. Ltd.	3,800	119,512
	Sankyo Frontier Co. Ltd.	600	18,151
	Sankyo Seiko Co. Ltd.	4,000	15,323
	Sankyo Tateyama, Inc.	2,800	13,617
	Sankyu, Inc.	5,600	185,700
	Sanoh Industrial Co. Ltd.	3,000	15,734
	Sansei Technologies, Inc.	1,200	7,446
	Sansha Electric Manufacturing Co. Ltd.	800	5,450
	Sanshin Electronics Co. Ltd.	2,000	23,191
	Sanyo Chemical Industries Ltd.	1,600	57,809
	Sanyo Denki Co. Ltd.	1,000	41,533
	Sanyo Electric Railway Co. Ltd.	2,000	33,821
*	Sanyo Shokai Ltd.	2,500	16,443
	Sanyo Special Steel Co. Ltd.	3,000	45,783
	Sanyo Trading Co. Ltd.	2,600	19,753
	Sapporo Holdings Ltd.	8,500	190,333
	Sato Holdings Corp.	3,900	58,376
	Sato Shoji Corp.	2,600	21,950
#	Satori Electric Co. Ltd.	2,600	21,648
	Sawai Group Holdings Co. Ltd.	4,700	152,468
	Saxa Holdings, Inc.	400	3,904
	SB Technology Corp.	1,400	27,250
*	SBI Insurance Group Co. Ltd.	1,200	7,998
	SBS Holdings, Inc.	2,300	48,286
	Scala, Inc.	1,600	8,995
	Scroll Corp.	4,700	31,379
	SEC Carbon Ltd.	200	7,659
#	Seed Co. Ltd.	1,500	5,940
	Seika Corp.	1,600	19,872
	Seikagaku Corp.	5,200	33,718
	Seikitokyu Kogyo Co. Ltd.	4,300	26,801
	Seiko Holdings Corp.	3,300	72,844
	Seiko PMC Corp.	800	3,297
	Seino Holdings Co. Ltd.	11,400	94,557
#	Seiren Co. Ltd.	5,800	88,592
	Sekisui Jushi Corp.	3,700	48,355
	Sekisui Kasei Co. Ltd.	3,500	10,883
	SEMITEC Corp.	200	10,852
	Senko Group Holdings Co. Ltd.	12,400	85,833
	Senshu Electric Co. Ltd.	1,200	46,991
	Senshu Ikeda Holdings, Inc.	29,200	45,482
#	Senshukai Co. Ltd.	3,000	8,864
	SERAKU Co. Ltd.	1,100	10,137
	Seria Co. Ltd.	5,200	103,578
	Seven Bank Ltd.	14,500	28,774
	Shibaura Electronics Co. Ltd.	1,200	45,172
	Shibaura Machine Co. Ltd.	2,300	49,232
	Shibaura Mechatronics Corp.	400	30,302
	Shibusawa Warehouse Co. Ltd.	1,200	19,461
	Shibuya Corp.	2,000	37,448
	Shidax Corp.	2,800	11,347
	Shiga Bank Ltd.	4,799	97,691
	Shikibo Ltd.	900	6,114
	Shikoku Bank Ltd.	5,400	34,408

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shikoku Chemicals Corp.	4,600	$43,559
	Shikoku Electric Power Co., Inc.	21,000	124,061
	Shima Seiki Manufacturing Ltd.	3,200	53,637
	Shimizu Bank Ltd.	2,400	26,506
	Shimojima Co. Ltd.	1,200	9,082
	Shin Nippon Air Technologies Co. Ltd.	1,200	17,110
	Shin Nippon Biomedical Laboratories Ltd.	3,200	49,518
	Shinagawa Refractories Co. Ltd.	1,200	33,480
#	Shindengen Electric Manufacturing Co. Ltd.	1,400	36,879
	Shin-Etsu Polymer Co. Ltd.	5,000	51,826
	Shin-Keisei Electric Railway Co. Ltd.	900	20,112
	Shinko Shoji Co. Ltd.	5,200	35,474
	Shinmaywa Industries Ltd.	5,600	44,812
	Shinnihon Corp.	3,400	19,007
	Shinnihonseiyaku Co. Ltd.	500	6,058
	Shinoken Group Co. Ltd.	3,900	32,302
	Shinsho Corp.	1,000	29,008
	Shinwa Co. Ltd.	1,500	25,764
	Shinwa Co. Ltd.	1,700	10,061
	Ship Healthcare Holdings, Inc.	9,300	177,732
	Shizuki Electric Co., Inc.	1,600	6,483
	Shizuoka Gas Co. Ltd.	7,800	55,346
	Shoei Co. Ltd.	2,600	111,654
	Shoei Foods Corp.	1,400	41,597
#	Shofu, Inc.	1,000	13,552
	Showa Sangyo Co. Ltd.	2,000	38,067
	Sigma Koki Co. Ltd.	700	7,929
	SIGMAXYZ Holdings, Inc.	3,400	32,068
	Siix Corp.	3,600	26,255
#*	Silver Life Co. Ltd.	700	7,069
	Sinanen Holdings Co. Ltd.	1,300	35,817
	Sinfonia Technology Co. Ltd.	3,599	39,178
	Sinko Industries Ltd.	2,400	30,422
	Sintokogio Ltd.	5,338	29,313
	SK-Electronics Co. Ltd.	1,300	9,333
	SKY Perfect JSAT Holdings, Inc.	20,600	86,306
#*	Smaregi, Inc.	600	5,696
	SMK Corp.	500	8,282
	SMS Co. Ltd.	5,100	122,602
#	Snow Peak, Inc.	3,200	64,272
	SNT Corp.	3,900	6,456
	Soda Nikka Co. Ltd.	3,100	13,390
	Sodick Co. Ltd.	5,800	36,285
	Soft99 Corp.	2,300	19,448
	Softcreate Holdings Corp.	900	27,938
	Software Service, Inc.	400	20,347
	Soiken Holdings, Inc.	2,200	5,409
	Soken Chemical & Engineering Co. Ltd.	800	11,333
	Solasto Corp.	6,800	43,658
	Soliton Systems KK	1,500	15,248
	Sotetsu Holdings, Inc.	4,200	74,259
	Sotoh Co. Ltd.	600	3,788
	Space Co. Ltd.	4,280	29,232
#	Sparx Group Co. Ltd.	11,800	26,767
	SPK Corp.	1,000	10,505
	S-Pool, Inc.	8,500	70,371
	Sprix Ltd.	1,600	12,457
	SRA Holdings	1,000	22,087
#*	SRE Holdings Corp.	800	16,581

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ST Corp.	2,100	$24,670
	St. Marc Holdings Co. Ltd.	1,700	20,831
	Star Mica Holdings Co. Ltd.	1,800	21,517
	Star Micronics Co. Ltd.	4,000	51,834
	Starts Corp., Inc.	3,200	69,459
	Starzen Co. Ltd.	2,000	30,687
	St-Care Holding Corp.	2,600	17,981
	Stella Chemifa Corp.	1,500	28,440
	Step Co. Ltd.	1,500	19,708
	Strike Co. Ltd.	900	26,431
	Studio Alice Co. Ltd.	1,100	19,149
	Subaru Enterprise Co. Ltd.	200	13,106
	Sugimoto & Co. Ltd.	1,500	23,590
	Sumida Corp.	2,400	15,067
	Suminoe Textile Co. Ltd.	900	11,702
	Sumitomo Bakelite Co. Ltd.	4,300	139,175
	Sumitomo Densetsu Co. Ltd.	2,200	44,153
	Sumitomo Mitsui Construction Co. Ltd.	24,892	84,602
	Sumitomo Osaka Cement Co. Ltd.	4,400	116,262
	Sumitomo Precision Products Co. Ltd.	600	12,311
	Sumitomo Riko Co. Ltd.	5,000	23,275
	Sumitomo Seika Chemicals Co. Ltd.	900	20,240
	Sumitomo Warehouse Co. Ltd.	7,300	115,208
	Sun Frontier Fudousan Co. Ltd.	3,700	31,018
	Suncall Corp.	1,500	7,149
	Sun-Wa Technos Corp.	1,500	16,087
#*	SuRaLa Net Co. Ltd.	500	4,356
	Suruga Bank Ltd.	20,500	57,457
	Suzuki Co. Ltd.	1,400	8,455
	SWCC Showa Holdings Co. Ltd.	2,800	37,355
#*	SymBio Pharmaceuticals Ltd.	4,400	22,482
	System Information Co. Ltd.	1,800	13,388
	System Research Co. Ltd.	600	9,506
	Systena Corp.	34,600	118,653
	Syuppin Co. Ltd.	1,800	19,103
	T Hasegawa Co. Ltd.	3,600	82,544
	T RAD Co. Ltd.	1,100	21,506
	T&K Toka Co. Ltd.	2,300	15,189
	Tachibana Eletech Co. Ltd.	2,500	29,109
	Tachikawa Corp.	2,700	22,451
	Tachi-S Co. Ltd.	4,300	38,289
	Tadano Ltd.	10,300	74,852
	Taihei Dengyo Kaisha Ltd.	2,000	45,794
	Taiheiyo Cement Corp.	13,500	202,541
	Taiho Kogyo Co. Ltd.	1,900	9,609
	Taikisha Ltd.	3,000	74,257
	Taiko Bank Ltd.	1,100	11,467
	Taisei Lamick Co. Ltd.	800	16,349
	Taiyo Holdings Co. Ltd.	3,600	77,636
	Takachiho Koheki Co. Ltd.	1,000	15,205
	Takamatsu Construction Group Co. Ltd.	2,100	33,570
	Takamiya Co. Ltd.	1,700	4,851
	Takaoka Toko Co. Ltd.	1,200	17,446
	Takara & Co. Ltd.	700	10,564
	Takara Bio, Inc.	4,200	67,876
	Takara Holdings, Inc.	17,500	141,575
	Takara Leben Co. Ltd.	14,600	40,549
	Takara Standard Co. Ltd.	4,200	42,055
	Takasago International Corp.	2,100	40,734

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takasago Thermal Engineering Co. Ltd.	5,600	$71,227
	Takashimaya Co. Ltd.	20,000	214,855
	Takasho Co. Ltd.	1,700	9,020
	TAKEBISHI Corp.	1,400	15,799
	Takeuchi Manufacturing Co. Ltd.	4,400	85,030
#	Takihyo Co. Ltd.	200	1,237
	Takisawa Machine Tool Co. Ltd.	1,100	9,808
	Takuma Co. Ltd.	6,500	68,768
	Tama Home Co. Ltd.	1,900	35,340
	Tamron Co. Ltd.	2,000	43,230
	Tamura Corp.	11,000	51,186
#*	Tanaka Chemical Corp.	1,600	12,926
	Tanseisha Co. Ltd.	3,800	22,967
	Taoka Chemical Co. Ltd.	1,000	6,231
	Tatsuta Electric Wire & Cable Co. Ltd.	5,200	17,929
	Tayca Corp.	1,900	17,197
	Tazmo Co. Ltd.	1,200	11,437
	Tbk Co. Ltd.	2,800	7,053
	TDC Soft, Inc.	1,600	14,057
	TechMatrix Corp.	5,200	72,394
	Techno Horizon Co. Ltd.	1,400	5,815
	Techno Medica Co. Ltd.	700	8,314
	Techno Ryowa Ltd.	1,500	10,071
	Techno Smart Corp.	700	6,830
	Tecnos Japan, Inc.	2,900	10,757
	Teijin Ltd.	5,100	54,039
	Teikoku Electric Manufacturing Co. Ltd.	3,100	42,602
#	Teikoku Sen-I Co. Ltd.	2,900	36,759
	Teikoku Tsushin Kogyo Co. Ltd.	800	8,916
	Tekken Corp.	1,800	24,631
	Temairazu, Inc.	400	15,588
	Tenma Corp.	2,000	34,979
	Terilogy Co. Ltd.	1,600	4,020
	Tess Holdings Co. Ltd.	1,400	13,127
	T-Gaia Corp.	2,100	25,782
	TKC Corp.	3,200	84,083
	Toa Corp.	2,600	15,338
	Toa Corp.	2,400	46,849
	Toa Oil Co. Ltd.	1,200	22,355
	TOA ROAD Corp.	300	13,415
	Toagosei Co. Ltd.	11,500	89,286
	Tobishima Corp.	3,420	27,326
	TOC Co. Ltd.	6,100	36,419
	Tocalo Co. Ltd.	9,400	90,388
	Tochigi Bank Ltd.	19,000	42,671
	Toda Corp.	17,800	95,476
*	Toda Kogyo Corp.	200	3,636
	Toei Co. Ltd.	200	28,688
	Toenec Corp.	1,400	39,289
	Toho Bank Ltd.	31,300	50,371
	Toho Co. Ltd.	900	8,515
	Toho Holdings Co. Ltd.	6,800	104,134
	Toho Titanium Co. Ltd.	3,900	65,726
	Toho Zinc Co. Ltd.	1,700	27,650
	Tohoku Bank Ltd.	800	5,827
	Tohokushinsha Film Corp.	1,800	8,915
	Tokai Carbon Co. Ltd.	25,800	208,584
	Tokai Corp.	2,500	33,496
	TOKAI Holdings Corp.	9,000	60,025

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokai Rika Co. Ltd.	6,900	$75,937
	Tokai Tokyo Financial Holdings, Inc.	25,100	71,084
	Token Corp.	880	58,770
	Tokushu Tokai Paper Co. Ltd.	919	21,885
	Tokuyama Corp.	7,500	101,395
*	Tokyo Base Co. Ltd.	2,400	5,701
	Tokyo Electron Device Ltd.	1,200	47,477
	Tokyo Energy & Systems, Inc.	4,100	31,999
	Tokyo Individualized Educational Institute, Inc.	3,700	16,412
	Tokyo Keiki, Inc.	1,800	18,211
	Tokyo Kiraboshi Financial Group, Inc.	3,924	64,650
#	Tokyo Rakutenchi Co. Ltd.	500	14,994
#	Tokyo Rope Manufacturing Co. Ltd.	600	4,242
	Tokyo Sangyo Co. Ltd.	2,700	14,426
	Tokyo Seimitsu Co. Ltd.	4,600	159,813
	Tokyo Steel Manufacturing Co. Ltd.	8,700	89,492
	Tokyo Tekko Co. Ltd.	1,500	13,998
#	Tokyo Theatres Co., Inc.	600	5,484
	Tokyotokeiba Co. Ltd.	1,800	55,756
	Tokyu Construction Co. Ltd.	12,700	60,240
*	Tokyu Recreation Co. Ltd.	600	22,735
	Toli Corp.	6,000	9,243
	Tomato Bank Ltd.	900	6,825
	Tomen Devices Corp.	400	16,269
	Tomoe Corp.	3,500	11,830
	Tomoe Engineering Co. Ltd.	1,000	18,145
	Tomoku Co. Ltd.	1,500	16,798
	TOMONY Holdings, Inc.	16,800	39,759
	Tomy Co. Ltd.	9,217	102,143
	Tonami Holdings Co. Ltd.	800	21,735
	Topcon Corp.	12,700	179,499
	Topre Corp.	4,300	33,313
	Topy Industries Ltd.	3,800	37,889
	Torex Semiconductor Ltd.	1,100	22,641
	Toridoll Holdings Corp.	5,600	108,783
	Torigoe Co. Ltd.	2,500	12,388
	Torii Pharmaceutical Co. Ltd.	1,600	39,618
	Torishima Pump Manufacturing Co. Ltd.	2,000	20,209
	Tosei Corp.	4,200	40,336
	Toshiba TEC Corp.	2,400	79,231
	Totech Corp.	1,200	31,133
	Totetsu Kogyo Co. Ltd.	3,100	55,479
	Tottori Bank Ltd.	600	5,204
	Toukei Computer Co. Ltd.	500	24,273
	Tow Co. Ltd.	3,000	7,103
	Towa Bank Ltd.	7,700	30,368
	Towa Corp.	2,500	34,064
	Towa Pharmaceutical Co. Ltd.	3,000	57,077
	Toyo Construction Co. Ltd.	10,400	67,843
	Toyo Corp.	3,000	27,650
	Toyo Denki Seizo KK	1,000	6,835
*	Toyo Engineering Corp.	3,400	16,864
#	Toyo Gosei Co. Ltd.	600	36,886
	Toyo Ink SC Holdings Co. Ltd.	4,600	67,044
	Toyo Kanetsu KK	1,200	25,038
	Toyo Machinery & Metal Co. Ltd.	2,600	11,016
#	Toyo Securities Co. Ltd.	12,000	21,555
	Toyo Seikan Group Holdings Ltd.	2,400	27,637
	Toyo Tanso Co. Ltd.	1,900	43,243

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Tire Corp.	7,400	$99,457
	Toyobo Co. Ltd.	11,400	88,606
	Toyoda Gosei Co. Ltd.	1,900	29,984
	TPR Co. Ltd.	3,300	31,023
	Trancom Co. Ltd.	800	44,214
#	Trans Genic, Inc.	2,100	6,009
	Transaction Co. Ltd.	2,400	20,423
	Transcosmos, Inc.	2,700	76,606
	TRE Holdings Corp.	5,956	69,743
	Tri Chemical Laboratories, Inc.	3,500	59,608
	Trusco Nakayama Corp.	6,100	86,811
	TS Tech Co. Ltd.	12,300	140,256
	TSI Holdings Co. Ltd.	8,125	20,378
	Tsubaki Nakashima Co. Ltd.	4,600	32,762
	Tsubakimoto Chain Co.	3,500	83,305
	Tsubakimoto Kogyo Co. Ltd.	400	11,364
	Tsugami Corp.	5,000	46,009
*	Tsukada Global Holdings, Inc.	1,900	4,722
	Tsukishima Kikai Co. Ltd.	4,000	27,224
#	Tsukuba Bank Ltd.	5,500	8,121
	Tsumura & Co.	6,400	150,162
	Tsurumi Manufacturing Co. Ltd.	2,000	30,722
	Tsutsumi Jewelry Co. Ltd.	800	13,122
	TV Asahi Holdings Corp.	3,400	38,191
	Tv Tokyo Holdings Corp.	1,500	22,111
	UACJ Corp.	4,303	73,012
	UBE Corp.	12,100	189,455
	Ubicom Holdings, Inc.	800	16,767
	Uchida Yoko Co. Ltd.	800	30,154
	ULS Group, Inc.	300	9,214
	Ulvac, Inc.	4,900	185,033
	Uniden Holdings Corp.	1,000	30,809
	Union Tool Co.	900	22,889
	Unipres Corp.	5,500	34,589
	United Super Markets Holdings, Inc.	6,300	51,035
	UNITED, Inc.	1,200	15,010
*	Unitika Ltd.	10,400	17,980
*	Universal Entertainment Corp.	4,100	44,617
	Usen-Next Holdings Co. Ltd.	1,600	25,057
	User Local, Inc.	600	7,403
	Ushio, Inc.	11,800	163,149
	UT Group Co. Ltd.	3,000	58,423
*	UUUM Co. Ltd.	1,800	15,636
#*	Uzabase, Inc.	1,900	11,620
	V Technology Co. Ltd.	1,500	33,684
	Valor Holdings Co. Ltd.	4,800	67,682
	Valqua Ltd.	2,400	49,459
	Value HR Co. Ltd.	1,400	14,855
	ValueCommerce Co. Ltd.	2,300	47,861
	V-Cube, Inc.	1,000	10,513
	Vector, Inc.	3,300	30,120
	Vertex Corp.	1,800	17,471
*	Visional, Inc.	1,800	98,583
	Vital KSK Holdings, Inc.	5,900	30,432
	VT Holdings Co. Ltd.	11,300	41,183
	Wacoal Holdings Corp.	5,300	85,958
	Wacom Co. Ltd.	17,100	112,191
	Wakachiku Construction Co. Ltd.	1,700	30,731
	Wakita & Co. Ltd.	5,900	48,905

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Warabeya Nichiyo Holdings Co. Ltd.	2,500	$41,633
	Watahan & Co. Ltd.	2,000	21,545
	WDB Holdings Co. Ltd.	1,100	21,089
	Weathernews, Inc.	700	40,886
	Welbe, Inc.	1,700	10,041
	Wellnet Corp.	2,300	7,849
#	West Holdings Corp.	2,808	86,492
	Will Group, Inc.	1,500	13,720
	WingArc1st, Inc.	1,300	19,345
	WIN-Partners Co. Ltd.	3,100	23,720
	Wood One Co. Ltd.	600	5,280
	World Co. Ltd.	2,800	28,224
	World Holdings Co. Ltd.	1,000	17,891
	Wowow, Inc.	800	8,782
	Xebio Holdings Co. Ltd.	4,700	32,575
	Yahagi Construction Co. Ltd.	4,200	25,280
	Yaizu Suisankagaku Industry Co. Ltd.	1,100	7,467
	YAKUODO Holdings Co. Ltd.	1,200	18,952
	YAMABIKO Corp.	3,960	35,965
	YAMADA Consulting Group Co. Ltd.	1,900	16,701
	Yamae Group Holdings Co. Ltd.	1,100	11,373
	Yamagata Bank Ltd.	3,600	24,805
	Yamaguchi Financial Group, Inc.	24,000	135,861
	Yamaichi Electronics Co. Ltd.	3,100	41,667
	YA-MAN Ltd.	4,500	52,549
	Yamanashi Chuo Bank Ltd.	4,600	39,473
	Yamashin-Filter Corp.	5,100	12,705
	Yamatane Corp.	1,000	11,906
	Yamato Corp.	1,400	8,186
	Yamato Kogyo Co. Ltd.	4,200	143,623
#	Yamaura Corp.	1,300	9,356
	Yamaya Corp.	1,000	19,744
	Yamazen Corp.	6,600	49,902
	Yaoko Co. Ltd.	1,400	68,084
	Yashima Denki Co. Ltd.	2,600	20,082
	Yasuda Logistics Corp.	2,000	14,161
	Yasunaga Corp.	900	4,694
	Yellow Hat Ltd.	3,600	47,098
	Yodogawa Steel Works Ltd.	2,400	43,054
	Yokogawa Bridge Holdings Corp.	3,300	47,691
	Yokorei Co. Ltd.	6,700	45,699
	Yokowo Co. Ltd.	1,700	25,150
	Yomeishu Seizo Co. Ltd.	1,000	13,650
	Yondenko Corp.	840	11,547
	Yondoshi Holdings, Inc.	2,300	31,299
	Yonex Co. Ltd.	2,400	21,499
	Yorozu Corp.	2,000	13,328
*	Yoshimura Food Holdings KK	1,300	4,486
	Yoshinoya Holdings Co. Ltd.	7,500	145,392
	Yotai Refractories Co. Ltd.	3,000	34,325
	Yuasa Trading Co. Ltd.	2,000	54,310
	Yukiguni Maitake Co. Ltd.	2,100	15,047
	Yurtec Corp.	6,100	33,376
	Yushin Precision Equipment Co. Ltd.	1,200	6,379
	Yushiro Chemical Industry Co. Ltd.	1,000	6,801
	Zenitaka Corp.	400	9,860
	Zenrin Co. Ltd.	3,800	26,428
	ZERIA Pharmaceutical Co. Ltd.	2,500	41,128
	ZIGExN Co. Ltd.	4,400	11,307

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Zuiko Corp.	2,800	$16,410
TOTAL JAPAN			62,130,483
NETHERLANDS — (2.0%)
	Aalberts NV	12,330	528,414
*Ω	Alfen Beheer BV	2,157	251,804
#	AMG Advanced Metallurgical Group NV	3,379	94,854
	Amsterdam Commodities NV	2,006	46,208
	APERAM SA	5,251	171,205
	Arcadis NV	8,994	332,559
	ASR Nederland NV	16,102	673,022
Ω	B&S Group Sarl	3,081	16,077
*Ω	Basic-Fit NV	4,834	196,056
	BE Semiconductor Industries NV	3,241	173,982
#	Beter Bed Holding NV	1,921	7,766
	Boskalis Westminster	9,824	322,350
	Brunel International NV	2,547	28,851
	Corbion NV	6,962	242,629
Ω	Flow Traders	3,557	77,298
#	ForFarmers NV	4,983	15,382
*	Fugro NV	10,497	124,939
	Heijmans NV	3,283	39,307
*Ω	Intertrust NV	9,538	188,375
	Kendrion NV	2,218	34,933
*	Koninklijke BAM Groep NV	33,885	82,622
	Koninklijke Vopak NV	7,306	169,565
*Ω	Lucas Bols NV	553	5,823
	Nedap NV	608	35,968
	OCI NV	8,568	297,452
	Ordina NV	11,134	56,425
#	PostNL NV	65,232	171,580
	SBM Offshore NV	15,812	220,683
	SIF Holding NV	540	6,818
Ω	Signify NV	13,843	449,593
*	Sligro Food Group NV	3,086	61,114
#*††	SRH NV	15,156	0
	TKH Group NV	5,037	206,773
#*	TomTom NV	7,909	71,492
	Van Lanschot Kempen NV	3,295	75,453
*	Vivoryon Therapeutics NV	526	4,205
TOTAL NETHERLANDS			5,481,577
NEW ZEALAND — (0.4%)
*	Air New Zealand Ltd.	109,881	42,311
	Arvida Group Ltd.	46,998	44,358
	Briscoe Group Ltd.	4,326	15,230
*	Channel Infrastructure NZ Ltd.	22,065	16,840
	Chorus Ltd.	39,819	200,405
	Delegat Group Ltd.	3,242	23,470
	Freightways Ltd.	12,407	80,589
#*	Gentrack Group Ltd.	4,745	4,273
	Hallenstein Glasson Holdings Ltd.	5,327	17,435
#	Heartland Group Holdings Ltd.	53,838	70,455
#	Investore Property Ltd.	30,334	31,714
	KMD Brands Ltd.	57,266	39,379
	Manawa Energy Ltd.	4,827	18,337
#	NZME Ltd.	14,069	10,240
	NZX Ltd.	22,712	17,186

VA International Small Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Oceania Healthcare Ltd.	59,268	$35,160
*	Pacific Edge Ltd.	48,944	24,009
	PGG Wrightson Ltd.	1,057	2,990
*	Pushpay Holdings Ltd.	64,033	52,187
*	Rakon Ltd.	8,194	7,587
	Restaurant Brands New Zealand Ltd.	2,935	17,779
*	Sanford Ltd.	8,585	22,420
	Scales Corp. Ltd.	8,503	23,128
*	Serko Ltd.	3,777	8,794
	Skellerup Holdings Ltd.	13,671	48,364
*	SKY Network Television Ltd.	14,456	20,986
	SKYCITY Entertainment Group Ltd.	55,009	96,085
	Steel & Tube Holdings Ltd.	31,557	26,336
	Summerset Group Holdings Ltd.	10,254	69,125
*	Synlait Milk Ltd.	6,969	14,061
*	Tourism Holdings Ltd.	12,709	19,655
	TOWER Ltd.	35,693	14,025
	Turners Automotive Group Ltd.	4,364	10,117
*	Vista Group International Ltd.	17,608	20,295
	Warehouse Group Ltd.	13,502	27,640
TOTAL NEW ZEALAND			1,192,965
NORWAY — (1.2%)
#	2020 Bulkers Ltd.	1,664	19,543
	ABG Sundal Collier Holding ASA	48,103	29,318
#*	Akastor ASA	20,811	18,964
#*	Aker Carbon Capture ASA	8,942	20,155
	Aker Solutions ASA	33,242	103,038
	American Shipping Co. ASA	5,693	23,408
*	ArcticZymes Technologies ASA	3,138	27,033
	Arendals Fossekompani AS	303	9,720
*	Asetek AS	982	1,881
	Atea ASA	9,315	113,739
#*	Atlantic Sapphire ASA	4,261	9,853
Ω	Avance Gas Holding Ltd.	3,411	20,483
*	Axactor ASA	25,001	18,511
	B2Holding ASA	23,892	22,875
	Belships ASA	7,600	14,559
	Bonheur ASA	2,524	101,074
*	Borr Drilling Ltd.	1,256	4,823
	Borregaard ASA	6,767	121,473
	Bouvet ASA	8,509	56,584
*	BW Energy Ltd.	8,801	25,076
Ω	BW LPG Ltd.	11,386	93,657
	BW Offshore Ltd.	10,768	30,309
*	Cadeler AS	6,833	25,978
*Ω	Crayon Group Holding ASA	5,064	81,182
	DNO ASA	50,656	72,885
Ω	Elmera Group ASA	4,098	9,002
Ω	Europris ASA	19,704	116,508
	FLEX LNG Ltd.	3,636	115,315
#*	Frontline Ltd.	11,340	108,013
*	Gaming Innovation Group, Inc.	7,082	12,034
	Golden Ocean Group Ltd.	8,156	90,051
	Grieg Seafood ASA	5,477	84,101
	Hafnia Ltd.	12,273	43,665
#*	Hexagon Composites ASA	17,331	58,203
	Hunter Group ASA	32,309	11,768
*	IDEX Biometrics ASA	73,187	8,586

VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
Ω	Kid ASA	3,128	$31,028
	Kitron ASA	23,107	49,936
*	Komplett Bank ASA	13,215	8,548
*	Kongsberg Automotive ASA	96,264	27,752
	Medistim ASA	1,105	33,857
	MPC Container Ships ASA	26,724	65,175
Ω	Multiconsult ASA	1,536	21,131
*Ω	Norske Skog ASA	7,737	56,735
#*	Norway Royal Salmon ASA	1,467	37,761
#*	Norwegian Air Shuttle ASA	69,005	67,326
*	Norwegian Energy Co. ASA	2,856	139,612
*	Odfjell Drilling Ltd.	9,723	23,332
	Odfjell SE, Class A	1,000	5,735
*	Odfjell Technology Ltd.	1,620	3,817
	OKEA ASA	3,071	12,919
Ω	Okeanis Eco Tankers Corp.	1,276	16,279
*	Otello Corp. ASA	4,092	12,501
	Pareto Bank ASA	2,935	16,072
#*	PGS ASA	85,319	58,698
*	PhotoCure ASA	3,580	37,759
*Ω	poLight ASA	3,655	9,301
#*	Prosafe SE	904	17,879
	Protector Forsikring ASA	8,297	97,745
*	REC Silicon ASA	49,363	93,184
	Sandnes Sparebank	1,135	10,464
*	SATS ASA	6,868	9,889
*	Self Storage Group ASA	5,747	17,194
	Selvaag Bolig ASA	5,226	22,196
	Sparebank 1 Oestlandet	2,663	32,901
	SpareBank 1 Sorost-Norge	8,478	46,885
	Sparebanken More	3,895	29,412
	Stolt-Nielsen Ltd.	2,682	57,148
	TGS ASA	8,659	128,526
	Treasure ASA	1,741	2,969
#*	Ultimovacs ASA	2,180	15,718
	Veidekke ASA	12,324	127,421
*	Volue ASA	2,107	5,362
*	Vow ASA	3,860	9,181
	Wallenius Wilhelmsen ASA	2,493	16,712
	Wilh Wilhelmsen Holding ASA, Class A	1,434	35,717
Ω	XXL ASA	10,608	7,259
TOTAL NORWAY			3,242,403
PORTUGAL — (0.3%)
	Altri SGPS SA	11,644	68,705
	Banco Comercial Portugues SA, Class R	915,426	135,839
	Corticeira Amorim SGPS SA	5,127	54,557
	CTT-Correios de Portugal SA	16,912	57,838
*	Greenvolt-Energias Renovaveis SA	3,069	27,719
	Ibersol SGPS SA	1,871	11,298
#	Mota-Engil SGPS SA	12,914	16,222
	Navigator Co. SA	29,096	120,076
	NOS SGPS SA	28,772	108,687
#	Novabase SGPS SA	1,997	9,836
	REN - Redes Energeticas Nacionais SGPS SA	60,559	171,211
	Sonae SGPS SA	113,466	129,098
TOTAL PORTUGAL			911,086

VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (1.1%)
	AEM Holdings Ltd.	23,200	$73,477
	Ascendas India Trust	89,200	75,052
*††	AssetCo PLC	114,000	0
	Aztech Global Ltd.	18,500	11,734
*	Best World International Ltd.	8,300	8,171
	Boustead Projects Ltd.	6,600	4,303
	Boustead Singapore Ltd.	40,300	26,852
	Bukit Sembawang Estates Ltd.	15,900	57,546
	China Aviation Oil Singapore Corp. Ltd.	27,800	17,309
	China Sunsine Chemical Holdings Ltd.	43,800	13,774
	Chip Eng Seng Corp. Ltd.	45,000	20,858
	Chuan Hup Holdings Ltd.	87,000	13,831
	ComfortDelGro Corp. Ltd.	173,300	178,300
*	COSCO Shipping International Singapore Co. Ltd.	175,500	25,086
*	Creative Technology Ltd.	2,650	3,985
	CSE Global Ltd.	40,000	13,320
	Del Monte Pacific Ltd.	39,100	10,056
	Delfi Ltd.	20,200	10,689
††	Ezion Holdings Ltd.	243,320	1,427
#*††	Ezra Holdings Ltd.	229,921	343
	Far East Orchard Ltd.	11,554	9,134
	First Resources Ltd.	56,900	56,968
	Food Empire Holdings Ltd.	26,500	9,990
	Fraser & Neave Ltd.	24,800	23,345
	Frencken Group Ltd.	23,200	20,597
	Geo Energy Resources Ltd.	62,900	19,425
	GK Goh Holdings Ltd.	17,813	11,604
	Golden Agri-Resources Ltd.	641,300	120,750
*	Golden Energy & Resources Ltd.	46,300	18,133
	GuocoLand Ltd.	41,300	47,904
*	Halcyon Agri Corp. Ltd.	25,666	3,909
	Haw Par Corp. Ltd.	9,900	78,916
	Ho Bee Land Ltd.	24,900	50,333
	Hong Fok Corp. Ltd.	54,120	37,278
	Hong Leong Asia Ltd.	16,000	8,576
	Hong Leong Finance Ltd.	28,500	49,923
	Hotel Grand Central Ltd.	44,475	31,815
	Hour Glass Ltd.	15,200	24,473
	Hutchison Port Holdings Trust	516,700	121,677
	Hwa Hong Corp. Ltd.	59,000	17,144
*††	Hyflux Ltd.	27,500	0
	iFAST Corp. Ltd.	11,400	34,841
	Indofood Agri Resources Ltd.	28,000	6,500
	Japfa Ltd.	32,120	13,598
	Keppel Infrastructure Trust	342,081	145,202
*	Mandarin Oriental International Ltd.	29,400	58,309
	Metro Holdings Ltd.	51,300	26,931
	Micro-Mechanics Holdings Ltd.	5,200	11,226
*	mm2 Asia Ltd.	96,000	3,625
	Nanofilm Technologies International Ltd.	16,400	23,929
	NetLink NBN Trust	107,700	74,887
*	Oceanus Group Ltd.	837,300	9,685
	OUE Ltd.	48,400	45,921
	Oxley Holdings Ltd.	85,599	11,100
	QAF Ltd.	16,600	10,214
*	Raffles Education Corp. Ltd.	63,960	3,016
	Raffles Medical Group Ltd.	85,287	71,040
	Samudera Shipping Line Ltd.	20,400	16,593
*	SATS Ltd.	51,600	148,755

VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	SBS Transit Ltd.	8,500	$17,407
*	Sembcorp Marine Ltd.	968,400	76,493
	Sheng Siong Group Ltd.	66,800	77,378
*	SIA Engineering Co. Ltd.	22,600	39,663
	SIIC Environment Holdings Ltd.	58,600	8,694
	Sinarmas Land Ltd.	108,000	15,175
	Singapore Land Group Ltd.	16,800	30,143
	Singapore Post Ltd.	185,900	85,611
	Stamford Land Corp. Ltd.	39,900	11,123
	StarHub Ltd.	68,000	61,571
	Straits Trading Co. Ltd.	13,400	28,529
*††	Swiber Holdings Ltd.	17,249	255
	Thomson Medical Group Ltd.	346,900	20,113
	Tuan Sing Holdings Ltd.	48,809	13,467
	UMS Holdings Ltd.	66,362	56,870
	UOB-Kay Hian Holdings Ltd.	41,208	42,716
	Valuetronics Holdings Ltd.	29,800	11,774
	Venture Corp. Ltd.	1,000	12,740
	Vicom Ltd.	8,800	13,132
	Wing Tai Holdings Ltd.	50,670	62,010
	Yangzijiang Shipbuilding Holdings Ltd.	200,000	134,841
	Yeo Hiap Seng Ltd.	2,538	1,524
TOTAL SINGAPORE			2,864,608
SPAIN — (2.0%)
	Acerinox SA	22,630	220,786
Ω	Aedas Homes SA	1,281	21,948
	Alantra Partners SA	1,872	25,051
	Almirall SA	8,014	77,374
*	Amper SA	155,515	31,391
	Applus Services SA	17,694	128,775
	Atresmedia Corp. de Medios de Comunicacion SA	10,142	31,166
#	Audax Renovables SA	12,157	13,340
	Azkoyen SA	2,184	14,184
	Banco de Sabadell SA	678,587	434,474
	Bankinter SA	79,808	392,938
	Cia de Distribucion Integral Logista Holdings SA	6,522	134,439
	CIE Automotive SA	6,283	165,277
	Construcciones y Auxiliar de Ferrocarriles SA	2,580	76,392
	Ebro Foods SA	8,414	140,017
*	eDreams ODIGEO SA	10,043	53,184
	Elecnor SA	4,118	48,668
	Enagas SA	28,604	564,604
	Ence Energia y Celulosa SA	19,579	64,858
	Ercros SA	14,096	52,875
	Faes Farma SA	45,393	193,588
	Fluidra SA	8,274	154,659
	Fomento de Construcciones y Contratas SA	7,890	78,181
Ω	Gestamp Automocion SA	13,223	50,868
Ω	Global Dominion Access SA	11,493	46,222
*	Grenergy Renovables SA	896	35,469
	Grupo Catalana Occidente SA	5,890	175,643
	Grupo Empresarial San Jose SA	2,273	9,515
	Iberpapel Gestion SA	963	13,778
	Indra Sistemas SA	16,408	150,095
	Laboratorio Reig Jofre SA	1,706	5,039
	Laboratorios Farmaceuticos Rovi SA	2,210	115,713
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	71,436	79,280
	Mapfre SA	115,395	186,380

VA International Small Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Melia Hotels International SA	16,151	$101,868
	Miquel y Costas & Miquel SA	3,439	44,334
Ω	Neinor Homes SA	4,984	53,608
*	Obrascon Huarte Lain SA	24,285	14,525
*	Oryzon Genomics SA	3,260	8,689
	Pharma Mar SA	1,674	103,118
	Prim SA	846	12,106
*	Promotora de Informaciones SA, Class A	21,413	9,619
Ω	Prosegur Cash SA	36,936	26,914
	Prosegur Cia de Seguridad SA	24,644	43,950
*	Realia Business SA	40,885	40,586
	Sacyr SA	57,514	131,532
*	Solaria Energia y Medio Ambiente SA	9,074	209,224
Ω	Talgo SA	10,192	30,307
*	Tecnicas Reunidas SA	3,329	22,101
*	Tubacex SA	17,770	37,275
Ω	Unicaja Banco SA	150,157	129,886
	Vidrala SA	2,148	143,076
	Viscofan SA	4,633	269,819
	Vocento SA	10,365	6,900
TOTAL SPAIN			5,425,608
SWEDEN — (2.9%)
Ω	AcadeMedia AB	9,075	44,709
	AddNode Group AB, Class B	16,136	168,033
	AFRY AB	1,850	28,249
Ω	Alimak Group AB	4,650	41,426
	Alligo AB, Class B	3,336	34,255
Ω	Ambea AB	3,502	17,263
*	Annehem Fastigheter AB, Class B	2,916	8,635
#	AQ Group AB	1,042	29,374
*	Arise AB	2,845	15,287
	Arjo AB, Class B	24,942	137,014
	Atrium Ljungberg AB, Class B	4,407	65,531
*Ω	Attendo AB	14,141	34,424
	Balco Group AB	780	5,432
	Beijer Alma AB	4,864	97,680
	Beijer Electronics Group AB	3,083	20,452
	Bergman & Beving AB	4,110	43,650
	Betsson AB, Class B	13,252	91,606
#*	Better Collective AS	2,964	47,080
#*	BHG Group AB	7,219	24,674
	Bilia AB, Class A	9,387	132,633
	BioGaia AB, Class B	2,070	19,516
*	BioInvent International AB	2,517	12,063
	Biotage AB	7,324	161,116
	Bonava AB, Class B	9,951	37,279
#*Ω	Boozt AB	4,035	28,424
	Boule Diagnostics AB	1,861	4,786
Ω	Bravida Holding AB	3,912	39,618
	BTS Group AB, Class B	414	14,700
	Bufab AB	4,911	148,165
#	Bulten AB	1,365	9,615
	Bure Equity AB	7,507	199,844
	Byggmax Group AB	8,034	39,008
*	Calliditas Therapeutics AB, ADR	237	4,451
*	Calliditas Therapeutics AB, Class B	1,116	10,551
*	Careium AB	4,016	4,790
	Catella AB	6,126	20,625

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Catena AB	3,495	$160,153
#*	Catena Media PLC	8,350	26,986
*	Cavotec SA	3,590	6,194
	Cellavision AB	1,490	53,675
	Cibus Nordic Real Estate AB	2,885	51,711
	Clas Ohlson AB, Class B	4,505	51,101
	Cloetta AB, Class B	30,791	61,630
*	Collector AB	6,076	21,112
	Concentric AB	4,906	105,110
Ω	Coor Service Management Holding AB	11,573	95,820
	Dios Fastigheter AB	10,259	81,092
#*	Doro AB	4,016	6,297
*	Duni AB	5,155	49,297
#Ω	Dustin Group AB	8,938	61,032
	Eastnine AB	3,095	31,143
	Elanders AB, Class B	1,738	25,954
	Electrolux Professional AB, Class B	19,557	119,587
*Ω	Eltel AB	2,122	1,695
#*	Enea AB	2,398	21,668
	Eolus Vind AB, Class B	1,951	20,433
	eWork Group AB	1,140	12,860
	Fagerhult AB	9,072	49,350
	Fastighets AB Trianon	3,524	10,668
	FastPartner AB, Class A	4,631	34,282
#	Fenix Outdoor International AG	523	46,892
*	Ferronordic AB	734	2,238
#*	Fingerprint Cards AB, Class B	22,812	20,215
	FormPipe Software AB	2,655	7,373
	G5 Entertainment AB	858	18,914
	GARO AB	3,655	63,864
	Granges AB	14,721	136,497
*Ω	Green Landscaping Group AB	965	6,500
*	Haldex AB	7,117	44,437
	Heba Fastighets AB, Class B	8,660	41,796
	Hexatronic Group AB	12,225	148,299
	HMS Networks AB	1,967	93,765
*Ω	Hoist Finance AB	7,538	27,947
*	Humana AB	3,640	17,116
*	IAR Systems Group AB	394	5,042
	Instalco AB	26,220	129,791
*	International Petroleum Corp.	3,576	43,677
	INVISIO AB	1,116	18,217
	Inwido AB	8,421	102,182
*	ITAB Shop Concept AB	1,515	1,536
	JM AB	7,100	131,758
#*	John Mattson Fastighetsforetagen AB	2,195	22,659
	Kabe Group AB, Class B	409	8,079
*	Karnov Group AB	11,397	73,470
*	K-fast Holding AB	2,582	7,417
#	Kindred Group PLC, SDR	19,143	168,594
	KNOW IT AB	3,897	115,183
#	Lagercrantz Group AB, Class B	23,943	261,054
Ω	LeoVegas AB	11,507	68,873
	Lime Technologies AB	773	22,191
	Lindab International AB	12,870	225,269
	Loomis AB	8,226	231,959
	Lundin Energy AB	18,486	22,822
*	Maha Energy AB	6,730	9,968
	Mekonomen AB	5,111	60,081

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Midsona AB, Class B	2,500	$5,665
#	MIPS AB	3,141	168,043
	Modern Times Group MTG AB, Class B	11,882	122,986
*	Momentum Group AB	3,336	19,114
Ω	Munters Group AB	15,031	112,102
	Mycronic AB	9,025	132,739
	NCAB Group AB	10,803	66,157
	NCC AB, Class B	9,864	102,440
	Nederman Holding AB	2,831	51,793
*	Nelly Group AB	912	1,542
*	Net Insight AB, Class B	41,507	17,198
	New Wave Group AB, Class B	6,935	106,293
	Nobia AB	14,929	43,363
	Nolato AB, Class B	22,148	133,280
	Nordic Paper Holding AB	3,379	13,918
	Nordic Waterproofing Holding AB	2,253	32,520
*	Note AB	1,939	39,814
#	NP3 Fastigheter AB	4,739	118,458
	Nyfosa AB	18,966	177,076
	OEM International AB, Class B	8,880	66,997
*	Orexo AB	1,571	3,745
*	Ovzon AB	2,036	8,618
	Platzer Fastigheter Holding AB, Class B	6,591	56,505
	Pricer AB, Class B	16,074	31,309
	Proact IT Group AB	2,325	20,494
	Probi AB	193	4,691
	Ratos AB, Class B	27,304	136,784
*	RaySearch Laboratories AB	2,968	21,248
	Rejlers AB	776	10,681
Ω	Resurs Holding AB	15,122	35,326
	Rottneros AB	8,130	12,817
#*	Scandi Standard AB	5,934	22,063
*Ω	Scandic Hotels Group AB	17,951	73,511
	Semcon AB	1,445	16,024
	Sintercast AB	685	8,216
	SkiStar AB	4,670	72,496
*	Solid Forsakring AB	1,512	7,265
*	Stendorren Fastigheter AB	1,287	22,885
	Systemair AB	10,888	65,895
	Tethys Oil AB	2,447	16,443
	TF Bank AB	509	8,659
*	Tobii AB	9,236	24,089
	Troax Group AB	5,225	111,082
	VBG Group AB, Class B	1,749	22,308
	Vitec Software Group AB, Class B	2,690	124,028
	Volati AB	1,959	27,712
	XANO Industri AB, Class B	1,571	19,332
*	XSpray Pharma AB	787	4,349
TOTAL SWEDEN			7,926,556
SWITZERLAND — (6.7%)
	Adecco Group AG	6,275	221,049
	AEVIS VICTORIA SA	740	14,467
	Allreal Holding AG	2,009	332,384
	ALSO Holding AG	829	153,702
*	ams-OSRAM AG	31,603	260,869
	APG SGA SA	152	29,050
	Arbonia AG	6,387	90,831
*	Aryzta AG	125,734	143,695

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Ascom Holding AG	4,571	$35,636
	Autoneum Holding AG	308	35,702
	Bachem Holding AG, Class B	183	12,340
	Baloise Holding AG	2,266	361,040
	Banque Cantonale de Geneve	373	67,231
#	Banque Cantonale Vaudoise	3,766	350,654
	Belimo Holding AG	1,193	489,743
	Bell Food Group AG	303	81,099
	Bellevue Group AG	1,225	40,988
	Berner Kantonalbank AG	606	136,975
	BKW AG	2,717	309,107
	Bobst Group SA	1,229	101,364
	Bossard Holding AG, Class A	800	178,307
	Bucher Industries AG	904	347,079
	Burckhardt Compression Holding AG	430	194,263
	Burkhalter Holding AG	825	64,937
	Bystronic AG	187	138,353
	Calida Holding AG	895	43,038
	Carlo Gavazzi Holding AG	62	18,731
	Cembra Money Bank AG	3,606	262,132
*	Cicor Technologies Ltd.	259	11,436
	Cie Financiere Tradition SA	289	31,046
	Clariant AG	27,121	508,127
	Coltene Holding AG	598	58,324
	Comet Holding AG	809	149,205
#	COSMO Pharmaceuticals NV	1,329	71,312
	Daetwyler Holding AG	769	187,448
	DKSH Holding AG	4,514	371,044
	dormakaba Holding AG	404	192,458
*	Dufry AG	7,977	300,348
	EFG International AG	12,650	98,520
	Emmi AG	260	258,689
	Energiedienst Holding AG	1,617	72,700
#*	Evolva Holding SA	115,096	10,898
	Feintool International Holding AG	549	11,834
*	Flughafen Zurich AG	2,661	442,514
	Forbo Holding AG	133	178,601
	Fundamenta Real Estate AG	3,036	54,256
Ω	Galenica AG	6,077	481,119
#*	GAM Holding AG	23,150	25,846
	Georg Fischer AG	10,779	658,801
	Glarner Kantonalbank	419	11,137
#	Gurit Holding AG, Class BR	550	67,007
	Helvetia Holding AG	4,948	565,698
	Hiag Immobilien Holding AG	694	62,431
#*	HOCHDORF Holding AG	130	4,965
	Huber & Suhner AG	2,277	205,028
#	Hypothekarbank Lenzburg AG	9	39,534
#*	Implenia AG	2,143	56,676
*	Ina Invest Holding AG	497	10,088
	Inficon Holding AG	217	181,100
	Interroll Holding AG	78	205,845
	Intershop Holding AG	164	110,269
	Investis Holding SA	526	57,537
	IVF Hartmann Holding AG	61	6,692
*	Jungfraubahn Holding AG	629	83,662
	Kardex Holding AG	792	158,821
	Komax Holding AG	534	144,861
#	Kudelski SA	6,965	21,318

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Landis+Gyr Group AG	2,527	$166,793
	LEM Holding SA	68	135,102
	Liechtensteinische Landesbank AG	1,746	96,348
	Luzerner Kantonalbank AG	403	173,719
Ω	Medacta Group SA	899	89,001
Ω	Medmix AG	2,297	52,052
	Meier Tobler Group AG	348	9,679
	Metall Zug AG, Class B	26	52,623
	Mobilezone Holding AG	5,469	97,610
	Mobimo Holding AG	943	242,805
	Novavest Real Estate AG	559	25,790
	OC Oerlikon Corp. AG	25,771	199,444
*	Orascom Development Holding AG	1,611	13,730
	Orell Fuessli AG	108	9,386
	Orior AG	755	64,608
	Phoenix Mecano AG	95	34,156
	Plazza AG, Class A	145	51,172
	PSP Swiss Property AG	6,170	737,884
	Rieter Holding AG	458	51,975
	Romande Energie Holding SA	63	75,327
	Schaffner Holding AG	70	22,006
	Schweiter Technologies AG	165	187,191
*Ω	Sensirion Holding AG	1,263	146,578
	SFS Group AG	2,691	295,799
	Siegfried Holding AG	526	389,268
	SIG Group AG	8,423	219,742
	Softwareone Holding AG	7,577	103,128
	St Galler Kantonalbank AG	413	196,737
#	Stadler Rail AG	2,914	94,374
	Sulzer AG	2,297	153,978
	Swiss Prime Site AG	5,386	490,468
*	Swiss Steel Holding AG	75,342	21,229
	Swissquote Group Holding SA	1,186	144,187
	Tecan Group AG	616	218,764
	Temenos AG	1,409	111,836
	Thurgauer Kantonalbank	118	14,756
	TX Group AG	438	57,368
	u-blox Holding AG	913	106,876
	Valiant Holding AG	2,196	197,826
	Valora Holding AG	552	150,885
	Varia U.S. Properties AG	834	40,695
Ω	VAT Group AG	936	272,536
	Vaudoise Assurances Holding SA	160	68,533
	Vetropack Holding AG	1,500	59,602
*	Vifor Pharma AG	3,774	660,816
#*	Von Roll Holding AG	1,435	1,144
	Vontobel Holding AG	3,781	248,701
	VP Bank AG, Class A	427	37,180
	VZ Holding AG	1,669	136,517
*	V-ZUG Holding AG	260	21,278
	Walliser Kantonalbank	485	58,336
	Warteck Invest AG	28	67,091
	Ypsomed Holding AG	300	42,580
	Zehnder Group AG	1,375	88,782
	Zug Estates Holding AG, Class B	41	90,118
	Zuger Kantonalbank AG	19	141,907
TOTAL SWITZERLAND			18,419,977

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (12.8%)
	4imprint Group PLC	3,540	$138,283
	888 Holdings PLC	43,852	78,909
*	accesso Technology Group PLC	3,718	27,708
	Advanced Medical Solutions Group PLC	23,114	79,111
	AG Barr PLC	11,359	74,881
Ω	Airtel Africa PLC	42,028	81,241
	AJ Bell PLC	34,062	131,060
Ω	Alfa Financial Software Holdings PLC	7,161	13,110
	Alliance Pharma PLC	67,755	80,271
	Anglo Pacific Group PLC	21,654	41,733
	Anglo-Eastern Plantations PLC	3,206	35,165
*	AO World PLC	21,772	11,521
	Appreciate Group PLC	13,054	4,604
*	Ascential PLC	44,270	158,275
	Ashmore Group PLC	48,938	128,972
#*Ω	Aston Martin Lagonda Global Holdings PLC	2,096	12,327
	Avon Protection PLC	4,187	54,274
*	Babcock International Group PLC	63,196	264,292
Ω	Bakkavor Group PLC	18,363	19,593
	Balfour Beatty PLC	80,248	274,610
	Bank of Georgia Group PLC	5,671	104,317
	Beazley PLC	79,378	525,731
	Begbies Traynor Group PLC	7,753	13,342
	Bellway PLC	9,974	298,063
Ω	Biffa PLC	37,760	167,435
	Bloomsbury Publishing PLC	12,613	63,550
	Bodycote PLC	23,492	171,858
*	boohoo Group PLC	9,921	8,107
	Breedon Group PLC	35,368	30,642
	Brewin Dolphin Holdings PLC	32,171	201,095
	Britvic PLC	33,079	347,558
	Brooks Macdonald Group PLC	687	18,223
	Burford Capital Ltd.	21,289	228,834
	Bytes Technology Group PLC	22,218	122,629
*	C&C Group PLC	51,991	125,658
*	Capita PLC	203,241	71,366
*	Capricorn Energy PLC	64,356	172,566
*	Card Factory PLC	36,595	23,653
	CareTech Holdings PLC	10,086	92,366
	Carr's Group PLC	9,024	14,452
	Castings PLC	4,744	18,454
*	Cazoo Group Ltd.	10,595	5,769
	Centamin PLC	165,211	167,040
	Central Asia Metals PLC	20,737	63,157
*	CentralNic Group PLC	8,023	12,104
*	Centrica PLC	466,600	499,961
	Chemring Group PLC	36,102	152,788
	Chesnara PLC	18,041	64,997
*	Circassia Group PLC	12,752	5,447
	City of London Investment Group PLC	2,089	10,565
	Clarkson PLC	4,015	168,840
	Close Brothers Group PLC	19,181	259,282
	CLS Holdings PLC	2,546	6,291
Ω	CMC Markets PLC	13,141	41,201
	Coats Group PLC	184,411	166,784
	Cohort PLC	1,455	9,771
	Computacenter PLC	10,014	317,410
Ω	ContourGlobal PLC	20,157	63,151
*	Costain Group PLC	10,708	5,733

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Countryside Partnerships PLC	55,249	$195,830
	Cranswick PLC	6,926	282,398
	Crest Nicholson Holdings PLC	38,198	128,430
	Currys PLC	142,580	116,582
	CVS Group PLC	8,803	184,818
*	De La Rue PLC	19,364	21,238
	Devro PLC	22,418	50,487
	DFS Furniture PLC	28,727	50,578
#*	Dialight PLC	1,573	5,267
*	Dignity PLC	5,679	30,644
	Diploma PLC	12,100	406,348
	Direct Line Insurance Group PLC	4,548	11,413
	DiscoverIE Group PLC	11,718	108,579
	Diversified Energy Co. PLC	98,722	148,713
	Domino's Pizza Group PLC	53,047	184,868
	dotdigital group PLC	28,305	33,854
	Drax Group PLC	61,101	586,124
	Dunelm Group PLC	12,393	128,856
Ω	DWF Group PLC	21,721	24,770
*	easyJet PLC	28,834	140,832
	EKF Diagnostics Holdings PLC	40,219	18,259
*	Elementis PLC	75,875	101,039
	EMIS Group PLC	7,911	176,663
*	Energean PLC	11,627	163,147
*	EnQuest PLC	211,206	74,205
	Epwin Group PLC	39	37
*	Ergomed PLC	4,899	71,968
*	Esken Ltd.	47,880	4,257
	Essentra PLC	39,161	118,214
	Euromoney Institutional Investor PLC	13,792	244,187
*	FD Technologies PLC	1,370	32,721
	FDM Group Holdings PLC	12,262	138,311
	Ferrexpo PLC	46,878	85,028
	Fevertree Drinks PLC	11,727	153,649
	Firstgroup PLC	79,641	130,070
Ω	Forterra PLC	26,491	95,454
	Foxtons Group PLC	34,139	18,345
*	Frasers Group PLC	20,890	228,572
*	Frontier Developments PLC	2,549	48,416
	Fuller Smith & Turner PLC, Class A	4,390	34,019
*Ω	Funding Circle Holdings PLC	18,764	8,514
	Galliford Try Holdings PLC	19,567	40,817
	Games Workshop Group PLC	3,972	375,921
	Gamma Communications PLC	8,572	116,270
	GB Group PLC	5,261	32,555
	Gem Diamonds Ltd.	14,716	7,884
	Genel Energy PLC	20,214	35,850
	Genuit Group PLC	30,160	156,192
	Genus PLC	323	11,187
*	Georgia Capital PLC	3,318	25,558
*	Go-Ahead Group PLC	8,934	161,416
	Gooch & Housego PLC	2,118	22,517
	Goodwin PLC	55	1,616
	Grafton Group PLC	30,910	319,716
	Grainger PLC	89,192	322,356
*	Greencore Group PLC	70,626	86,640
	Greggs PLC	12,245	305,293
	Gulf Keystone Petroleum Ltd.	29,820	85,834
*Ω	Gym Group PLC	22,995	49,962

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	H&T Group PLC	2,944	$14,239
	Halfords Group PLC	23,225	48,592
	Harbour Energy PLC	39,355	175,983
	Hargreaves Services PLC	1,423	9,113
	Harworth Group PLC	5,108	9,930
	Hays PLC	209,964	327,579
	Headlam Group PLC	13,204	49,121
	Helical PLC	15,637	74,506
*	Helios Towers PLC	65,575	115,290
	Henry Boot PLC	13,323	46,449
	Hill & Smith Holdings PLC	9,831	158,023
	Hilton Food Group PLC	9,754	131,436
	Hiscox Ltd.	29,829	324,803
	Hochschild Mining PLC	37,929	37,447
	Hollywood Bowl Group PLC	21,065	51,786
	HomeServe PLC	16,360	234,454
*Ω	Hostelworld Group PLC	3,800	4,499
	Hunting PLC	21,793	57,336
*	Hyve Group PLC	30,769	26,416
Ω	Ibstock PLC	53,200	133,347
	IDOX PLC	36,392	27,527
	IG Group Holdings PLC	24,195	234,746
	IMI PLC	4,928	80,469
	Impax Asset Management Group PLC	8,469	74,361
	Inchcape PLC	49,706	508,750
*	Indivior PLC	83,055	325,255
	IntegraFin Holdings PLC	23,861	79,618
	International Personal Finance PLC	29,897	35,104
	Investec PLC	34,292	185,508
	iomart Group PLC	16,597	34,648
	IP Group PLC	112,572	118,585
*	IQE PLC	60,926	32,505
*	IWG PLC	89,062	208,867
*	J D Wetherspoon PLC	10,655	72,763
*	James Fisher & Sons PLC	6,723	24,718
	James Halstead PLC	37,795	98,080
*	JET2 PLC	18,252	204,575
*	John Menzies PLC	11,780	87,145
*	John Wood Group PLC	75,790	145,275
*	Johnson Service Group PLC	57,882	79,776
Ω	JTC PLC	2,892	26,298
	Jupiter Fund Management PLC	58,013	89,075
	Just Group PLC	139,036	121,115
	Kainos Group PLC	8,401	140,044
	Keller Group PLC	9,571	93,056
	Keywords Studios PLC	2,979	91,586
*	Kier Group PLC	58,589	54,630
*	Kin & Carta PLC	16,750	38,270
*	Lamprell PLC	23,029	2,440
	Lancashire Holdings Ltd.	33,282	181,309
	Learning Technologies Group PLC	65,090	105,922
	Liontrust Asset Management PLC	6,785	86,200
	Lookers PLC	40,298	37,068
	LSL Property Services PLC	11,392	44,743
Ω	Luceco PLC	8,203	10,902
*	M&C Saatchi PLC	3,423	6,374
	Macfarlane Group PLC	13,139	18,547
	Man Group PLC	179,299	596,481
*	Marks & Spencer Group PLC	70,412	122,072

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Marshalls PLC	27,694	$167,204
*	Marston's PLC	82,294	47,892
*	McBride PLC	30,429	5,983
	Mears Group PLC	19,018	44,788
	Medica Group PLC	6,917	13,419
*	Mediclinic International PLC	46,009	272,234
*	Meggitt PLC	52,696	507,604
*	Metro Bank PLC	9,245	9,226
	Micro Focus International PLC	35,593	123,992
	Midwich Group PLC	3,279	20,873
*	Mitchells & Butlers PLC	42,567	89,915
	Mitie Group PLC	185,228	176,993
	MJ Gleeson PLC	5,541	35,812
	Moneysupermarket.com Group PLC	68,968	171,690
*	Moonpig Group PLC	4,526	11,531
	Morgan Advanced Materials PLC	42,972	167,247
	Morgan Sindall Group PLC	5,748	142,507
	Mortgage Advice Bureau Holdings Ltd.	4,749	53,754
*	Motorpoint group PLC	7,418	17,497
	Mountview Estates PLC	77	12,388
	MP Evans Group PLC	3,375	33,719
*	N Brown Group PLC	29,795	9,235
*	National Express Group PLC	63,546	142,369
	NCC Group PLC	34,666	94,691
*Ω	Network International Holdings PLC	5,314	13,104
	Next Fifteen Communications Group PLC	11,107	139,071
	Nichols PLC	707	10,357
	Ninety One PLC	44,969	111,986
	Norcros PLC	7,961	21,666
	Numis Corp. PLC	11,345	35,754
*Ω	On the Beach Group PLC	13,752	18,652
	OSB Group PLC	42,064	270,209
*	Oxford Biomedica PLC	5,909	34,694
	Oxford Instruments PLC	6,905	191,618
	Pagegroup PLC	38,665	215,208
	Pan African Resources PLC	263,769	64,852
	Paragon Banking Group PLC	33,407	218,117
	PayPoint PLC	7,784	56,853
*	Pendragon PLC	178,766	47,925
	Pennon Group PLC	32,484	397,619
*	Petrofac Ltd.	56,629	79,660
	Pets at Home Group PLC	65,204	261,619
*	Pharos Energy PLC	20,801	5,843
	Phoenix Spree Deutschland Ltd.	8,962	36,938
	Photo-Me International PLC	40,883	50,658
*	Playtech PLC	34,619	207,442
	Plus500 Ltd.	11,153	226,355
	Polar Capital Holdings PLC	8,674	51,687
	Porvair PLC	3,538	24,168
*	PPHE Hotel Group Ltd.	2,621	45,690
	Premier Foods PLC	95,454	135,515
	Provident Financial PLC	33,877	80,057
*	PureTech Health PLC	24,437	58,350
*	Purplebricks Group PLC	17,328	3,192
	PZ Cussons PLC	27,657	70,960
	QinetiQ Group PLC	72,048	335,550
Ω	Quilter PLC	166,413	213,225
*	Rank Group PLC	24,101	26,476
	Rathbones Group PLC	7,929	175,060

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*††	Raven Property Group Ltd.	45,894	$0
	Reach PLC	41,097	48,530
	Record PLC	11,865	10,158
	Redcentric PLC	6,137	8,974
	Redde Northgate PLC	26,578	119,069
	Redrow PLC	35,409	250,364
	Renew Holdings PLC	9,219	83,569
*	Renewi PLC	9,334	86,305
	Renishaw PLC	3,565	189,259
*	Restaurant Group PLC	68,039	42,181
	Rhi Magnesita NV	1,651	46,789
	RHI Magnesita NV	3,257	89,787
	Ricardo PLC	9,245	46,879
	RM PLC	8,839	10,766
	Robert Walters PLC	6,706	44,260
	Rotork PLC	112,248	356,193
	RPS Group PLC	39,439	54,509
	RWS Holdings PLC	2,993	13,981
	S&U PLC	1,186	29,993
Ω	Sabre Insurance Group PLC	31,411	41,850
*	Saga PLC	10,855	20,962
*	Savannah Energy PLC	107,834	44,619
	Savills PLC	18,741	273,234
	ScS Group PLC	313	561
*	Senior PLC	64,674	114,363
	Serco Group PLC	125,899	289,655
	Serica Energy PLC	22,882	105,909
	Severfield PLC	28,520	20,437
*	SIG PLC	100,181	44,582
	Sirius Real Estate Ltd.	122,402	142,475
	Smart Metering Systems PLC	15,481	177,723
	Smiths News PLC	19,640	7,971
	Softcat PLC	14,497	247,322
*	SolGold PLC	65,184	20,192
	Spectris PLC	10,530	400,515
	Speedy Hire PLC	89,137	50,957
*Ω	Spire Healthcare Group PLC	44,227	128,346
	Spirent Communications PLC	70,656	243,034
	Sportech PLC	5,705	1,557
*	SSP Group PLC	69,961	217,560
	SThree PLC	13,227	60,752
	Strix Group PLC	17,224	33,515
††	Studio Retail Group PLC	5,420	5,692
	STV Group PLC	2,980	10,173
*	Superdry PLC	8,233	14,188
	Synthomer PLC	42,209	120,402
	Tate & Lyle PLC	46,571	456,229
	TBC Bank Group PLC	2,480	41,748
*	Ted Baker PLC	34,660	37,218
	Telecom Plus PLC	7,802	214,461
*	THG PLC	25,199	21,012
Ω	TI Fluid Systems PLC	25,285	53,823
	Topps Tiles PLC	21,096	10,040
	TP ICAP Group PLC	95,925	139,241
	Travis Perkins PLC	25,098	322,118
	Treatt PLC	1,508	14,837
*	Trellus Health PLC	1,748	191
*	Tremor International Ltd.	6,705	35,225
*	Tremor International Ltd., ADR	2,139	22,160

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Tribal Group PLC	5,915	$6,268
	Trifast PLC	13,605	15,575
	TT Electronics PLC	31,991	74,966
*	Tullow Oil PLC	184,058	115,525
	Tyman PLC	22,737	73,503
	Ultra Electronics Holdings PLC	9,461	404,028
*	Verici Dx PLC	804	223
	Vertu Motors PLC	37,928	27,191
	Vesuvius PLC	27,996	122,648
	Victrex PLC	10,684	251,640
	VIDENDUM PLC	5,654	89,049
	Virgin Money UK PLC	139,019	242,472
	Vistry Group PLC	27,037	304,786
	Volex PLC	13,025	50,042
	Volution Group PLC	23,637	120,904
	Vp PLC	3,850	41,092
*Ω	Watches of Switzerland Group PLC	25,180	272,959
	Watkin Jones PLC	29,876	80,028
*	WH Smith PLC	15,042	265,499
	Wickes Group PLC	30,483	50,616
	Wilmington PLC	6,879	23,026
	Wincanton PLC	14,194	65,170
*	Xaar PLC	10,372	28,538
	XP Power Ltd.	2,076	77,043
	XPS Pensions Group PLC	12,839	22,979
	Young & Co's Brewery PLC, Class A	2,877	43,506
	Zotefoams PLC	3,070	9,313
TOTAL UNITED KINGDOM			34,973,871
UNITED STATES — (0.1%)
*	5E Advanced Materials, Inc.	13,172	21,518
#	ADTRAN Holdings, Inc.	5,107	119,533
	Arko Corp.	1,347	12,298
*	GXO Logistics, Inc.	129	6,210
TOTAL UNITED STATES			159,559
TOTAL COMMON STOCKS			258,794,347
PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
	Draegerwerk AG & Co. KGaA	1,189	62,387
	Fuchs Petrolub SE	8,357	250,401
	Jungheinrich AG	6,075	165,358
	Sixt SE	2,132	150,410
	STO SE & Co. KGaA	368	57,100
	Villeroy & Boch AGSeries A	1,074	20,629
TOTAL GERMANY			706,285
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG	7,475	0
CANADA — (0.0%)
*	Treasury Metals, Inc.	459	32
HONG KONG — (0.0%)
*	MECOM Power & Construction Ltd.	7,100	235

VA International Small Portfolio
CONTINUED
		Shares	Value»

ITALY — (0.0%)
*	Webuild SpA	1,925	$0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants 04/16/23	61,932	0
TOTAL RIGHTS/WARRANTS			267
TOTAL INVESTMENT SECURITIES (Cost $275,188,671)			259,500,899

			Value†
SECURITIES LENDING COLLATERAL — (5.3%)
@§	The DFA Short Term Investment Fund	1,245,718	14,409,218
TOTAL INVESTMENTS — (100.0%)
(Cost $289,597,741)^^			$273,910,117
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$85,839	$17,096,448	—	$17,182,287
Austria	—	3,111,769	—	3,111,769
Belgium	165,085	4,060,285	—	4,225,370
Canada	32,081,806	1,139	$117	32,083,062
China	119,976	122,091	—	242,067
Denmark	175,843	6,146,129	—	6,321,972
Finland	39,416	5,541,006	—	5,580,422
France	—	12,545,169	620	12,545,789
Germany	—	14,852,344	—	14,852,344
Hong Kong	—	6,049,011	23,555	6,072,566
Ireland	—	1,270,869	—	1,270,869
Israel	101,944	4,431,057	—	4,533,001
Italy	—	8,044,136	—	8,044,136
Japan	—	62,130,483	—	62,130,483
Netherlands	—	5,481,577	—	5,481,577
New Zealand	—	1,192,965	—	1,192,965
Norway	4,823	3,237,580	—	3,242,403
Portugal	—	911,086	—	911,086
Singapore	—	2,862,583	2,025	2,864,608
Spain	—	5,425,608	—	5,425,608
Sweden	11,960	7,914,596	—	7,926,556
Switzerland	—	18,419,977	—	18,419,977
United Kingdom	22,160	34,946,019	5,692	34,973,871
United States	138,041	21,518	—	159,559
Preferred Stocks
Germany	—	706,285	—	706,285
Rights/Warrants
Canada	—	32	—	32
Hong Kong	—	235	—	235
Securities Lending Collateral	—	14,409,218	—	14,409,218
TOTAL	$32,946,893	$240,931,215	$32,009^	$273,910,117

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Face Amount	Value†
		(000)
BONDS — (44.5%)
	Alberta, Province of Canada
	2.950%, 01/23/24	1,000	$998,292
	Amazon.com, Inc.
#	2.730%, 04/13/24	3,000	2,992,283
#	0.450%, 05/12/24	2,782	2,665,016
	Asian Development Bank
#	2.625%, 01/30/24	5,750	5,716,963
	1.625%, 03/15/24	4,000	3,912,480
	Caisse d'Amortissement de la Dette Sociale
	3.375%, 03/20/24	1,000	1,004,148
	0.375%, 05/27/24	8,900	8,464,465
	Cisco Systems, Inc.
	3.625%, 03/04/24	356	359,791
	Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r)	2.421%, 01/12/24	7,500	7,430,899
	Council Of Europe Development Bank
	0.250%, 10/20/23	5,965	5,764,443
	CPPIB Capital, Inc.
Ω	3.000%, 06/13/24	3,000	2,989,320
	Erste Abwicklungsanstalt
	0.250%, 03/01/24	400	382,848
	European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r)	1.617%, 08/19/22	6,493	6,493,378
(r)	2.074%, 03/13/23	1,190	1,191,321
	European Investment Bank
	2.625%, 03/15/24	600	596,408
	European Investment Bank, Floating Rate Note, SOFR + 0.250%, FRN
(r)	2.496%, 01/30/23	3,500	3,503,055
	Export Development Canada
	2.625%, 02/21/24	3,465	3,441,861
	0.496%, 04/08/24	400	383,611
	FMS Wertmanagement
	2.750%, 01/30/24	8,000	7,971,341
	0.375%, 05/06/24	1,000	954,144
	Inter-American Development Bank
	0.250%, 11/15/23	3,000	2,903,880
	2.625%, 01/16/24	2,000	1,988,820
	Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r)	2.074%, 09/16/22	3,446	3,446,508
		Face Amount	Value†
		(000)
Inter-American Investment Corp., Floating Rate Note, SOFR + 0.270%, FRN
(r)	2.172%, 03/22/24	5,000	$4,997,551
International Bank for Reconstruction & Development
	2.250%, 03/28/24	1,770	1,748,706
International Finance Corp., Floating Rate Note, SOFR + 0.090%, FRN
(r)	2.086%, 06/30/23	400	399,720
Kommunalbanken A.S.
Ω	0.250%, 12/08/23	1,900	1,829,001
Kommunalbanken A.S., Floating Rate Note, SOFR + 0.160%, FRN
(r)Ω	2.381%, 10/27/23	7,500	7,496,325
Kommuninvest I Sverige AB
	3.250%, 01/16/24	850	851,591
Ω	0.375%, 02/16/24	9,000	8,636,614
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.250%, 02/12/24	4,000	3,835,320
Ontario, Province of Canada
	3.050%, 01/29/24	7,000	6,984,009
Province of Alberta Canada
	3.350%, 11/01/23	7,763	7,794,595
Roche Holdings, Inc.
#Ω	1.882%, 03/08/24	4,500	4,406,566
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.240%, FRN
(r)	1.932%, 03/05/24	750	746,015
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.330%, FRN
(r)Ω	2.139%, 09/11/23	4,000	3,983,612
Skandinaviska Enskilda Banken AB
Ω	0.550%, 09/01/23	800	775,400
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	2.876%, 12/19/22	5,750	5,767,422
(r)	2.454%, 05/25/23	2,500	2,514,309
Swedbank AB
#Ω	0.600%, 09/25/23	2,000	1,932,764

VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.220%, FRN
(r)	1.887%, 06/02/23	3,500	$3,478,231
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r)	2.313%, 01/06/23	713	711,011
Westpac Banking Corp.
#	3.300%, 02/26/24	7,520	7,525,772
TOTAL BONDS			151,969,809
CERTIFICATES OF DEPOSIT — (4.3%)
Bank of Montreal, Floating Rate Note, SOFR + 0.150%, FRN
(r)	2.430%, 09/27/22	3,000	2,998,935
Bank of Montreal/Chicago, Floating Rate Note, SOFR + 0.150%, FRN
(r)	2.430%, 09/02/22	2,000	1,999,847
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.130%, FRN
(r)Ω	2.410%, 09/29/22	1,500	1,499,400
Royal Bank of Canada, Floating Rate Note, SOFR + 0.150%, FRN
(r)Ω	2.430%, 10/11/22	5,000	4,997,637
Royal Bank of Canada, Floating Rate Note, SOFR + 0.250%, FRN
(r)Ω	2.530%, 12/01/22	3,000	2,997,857
TOTAL CERTIFICATES OF DEPOSIT			14,493,676
		Face Amount	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (47.7%)
U.S. Treasury Notes
	0.125%, 07/31/23	9,000	$8,748,281
#	0.125%, 08/15/23	1,000	971,016
#	0.250%, 09/30/23	24,200	23,452,258
	0.125%, 10/15/23	30,750	29,727,803
	0.375%, 10/31/23	27,500	26,638,477
	1.625%, 10/31/23	13,000	12,789,765
	0.500%, 11/30/23	14,500	14,034,980
	0.125%, 12/15/23	2,000	1,923,750
	0.750%, 12/31/23	4,000	3,878,125
	0.125%, 01/15/24	5,000	4,799,219
(r)	2.461%, 04/30/24	23,625	23,649,984
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR - 0.015%, FRN
(r)	2.521%, 01/31/24	12,000	12,029,363
TOTAL U.S. TREASURY OBLIGATIONS			162,643,021
TOTAL INVESTMENT SECURITIES (Cost $333,690,365)			329,106,506

		Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	1,342,702	1,342,702
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	929,600	10,752,686
TOTAL INVESTMENTS — (100.0%)
(Cost $345,783,894)^^			$341,201,894

Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$151,969,809	—	$151,969,809
Certificates of Deposit	—	14,493,676	—	14,493,676
U.S. Treasury Obligations	—	162,643,021	—	162,643,021
Temporary Cash Investments	$1,342,702	—	—	1,342,702
Securities Lending Collateral	—	10,752,686	—	10,752,686
TOTAL	$1,342,702	$339,859,192	—	$341,201,894

VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
			Face Amount	Value†
			(000)
BONDS — (74.2%)
AUSTRALIA — (8.0%)
Australia & New Zealand Banking Group Ltd.
(r)	3M Swap + 1.030%, FRN, 2.272%, 12/06/23	AUD	200	$140,558
	3.700%, 11/16/25		1,000	1,005,388
Commonwealth Bank of Australia
Ω	1.125%, 06/15/26		4,100	3,713,440
National Australia Bank Ltd.
	0.250%, 05/20/24	EUR	200	200,905
Ω	1.388%, 01/12/25		300	285,347
	3.375%, 01/14/26		1,000	992,928
	2.900%, 02/25/27	AUD	500	333,987
New South Wales Treasury Corp.
	1.250%, 03/20/25	AUD	500	334,322
	4.000%, 05/20/26	AUD	8,300	5,991,761
Queensland Treasury Corp.
Ω	4.750%, 07/21/25	AUD	1,700	1,245,305
Ω	3.250%, 07/21/26	AUD	4,000	2,812,735
South Australian Government Financing Authority
	2.250%, 08/15/24	AUD	500	344,539
	3.000%, 07/20/26	AUD	500	347,779
Treasury Corp. of Victoria
	5.500%, 12/17/24	AUD	1,500	1,111,301
	0.500%, 11/20/25	AUD	2,700	1,735,601
Western Australian Treasury Corp.
	2.500%, 07/23/24	AUD	500	347,206
	5.000%, 07/23/25	AUD	500	368,904
Westpac Banking Corp.
(r)	3M Swap + 0.880%, FRN, 1.880%, 08/16/24	AUD	100	70,129
	2.350%, 02/19/25		500	487,692
	2.850%, 05/13/26		3,000	2,918,630
	1.150%, 06/03/26		3,970	3,617,831
	4.125%, 06/04/26	AUD	500	352,752
TOTAL AUSTRALIA				28,759,040
AUSTRIA — (0.9%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24		1,350	1,279,735
	0.375%, 09/17/25		2,000	1,846,920
TOTAL AUSTRIA				3,126,655
BELGIUM — (2.4%)
Dexia Credit Local SA
	0.500%, 07/16/24		4,000	3,804,817
	1.250%, 11/26/24	EUR	1,300	1,334,705
			Face Amount	Value†
			(000)
BELGIUM — (Continued)
	1.125%, 04/09/26		602	$559,788
Ω	1.125%, 04/09/26		500	464,940
Euroclear Bank SA
	0.125%, 07/07/25	EUR	150	147,558
Kingdom of Belgium Government Bond
Ω	0.500%, 10/22/24	EUR	1,100	1,128,156
Ω	0.800%, 06/22/25	EUR	1,200	1,238,476
TOTAL BELGIUM				8,678,440
CANADA — (12.7%)
Bank of Montreal
	2.700%, 09/11/24	CAD	300	229,308
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	2,600	1,977,547
CPPIB Capital, Inc.
	1.250%, 03/04/25		1,000	955,270
#Ω	0.875%, 09/09/26		9,216	8,401,850
Export Development Canada
	2.625%, 02/21/24		925	918,823
EXPORT DEVELOPMNT CANADA
	0.000%, 01/27/25	EUR	500	497,888
Manitoba, Province of Canada
	2.600%, 04/16/24		1,000	991,460
OMERS Finance Trust
	0.450%, 05/13/25	EUR	1,400	1,398,892
Ontario Teachers' Finance Trust
	0.500%, 05/06/25	EUR	900	901,590
Ω	0.875%, 09/21/26		5,423	4,934,470
Ontario, Province of Canada
	3.050%, 01/29/24		2,000	1,995,431
	0.875%, 01/21/25	EUR	100	101,546
	3.100%, 08/26/25	AUD	1,000	690,436
Province of Alberta Canada
	0.500%, 04/16/25	EUR	600	603,318
	0.625%, 04/18/25	EUR	200	201,641
Province of Ontario Canada
	0.625%, 01/21/26		3,436	3,153,234
#	1.050%, 04/14/26		1,897	1,759,239
Province of Quebec Canada
	0.875%, 01/15/25	EUR	980	995,559
	3.700%, 05/20/26	AUD	2,100	1,469,683
PSP Capital, Inc.
	0.500%, 09/15/24		750	709,710
#Ω	1.000%, 06/29/26		2,043	1,883,525
Quebec, Province of Canada
	2.500%, 04/09/24		3,240	3,205,779
Toronto-Dominion Bank
	0.750%, 09/11/25		350	320,740
Ω	1.128%, 12/09/25	CAD	2,600	1,838,710

VA Global Bond Portfolio
CONTINUED
			Face Amount	Value†
			(000)
CANADA — (Continued)
	0.750%, 01/06/26		2,327	$2,114,500
	1.200%, 06/03/26		3,939	3,585,723
TOTAL CANADA				45,835,872
DENMARK — (2.3%)
Denmark Government Bond
	0.000%, 11/15/24	DKK	60,000	8,133,478
Novo Nordisk Finance Netherlands BV
	0.750%, 03/31/25	EUR	100	101,470
TOTAL DENMARK				8,234,948
FINLAND — (2.2%)
Finland Government Bond
	0.875%, 09/15/25	EUR	1,500	1,546,646
Kuntarahoitus Oyj
	0.625%, 03/20/26		3,270	3,002,938
Nordea Bank Abp
#Ω	0.750%, 08/28/25		3,800	3,474,709
TOTAL FINLAND				8,024,293
FRANCE — (4.9%)
Agence Francaise de Developpement EPIC
	0.000%, 03/25/25	EUR	900	900,995
Ω	0.625%, 01/22/26		6,200	5,703,777
Bpifrance SACA
	0.500%, 05/25/25	EUR	600	607,357
Caisse d'Amortissement de la Dette Sociale
	0.375%, 05/27/24		1,500	1,426,595
	1.375%, 11/25/24	EUR	1,500	1,554,066
French Republic Government Bond OAT
	0.000%, 02/25/25	EUR	2,500	2,518,264
SFIL SA
Ω	0.625%, 02/09/26		3,000	2,751,210
Societe Nationale SNCF SA
	4.125%, 02/19/25	EUR	800	883,781
Unedic Asseo
	2.375%, 05/25/24	EUR	600	631,958
	0.125%, 11/25/24	EUR	400	402,622
	0.625%, 02/17/25	EUR	300	305,332
TOTAL FRANCE				17,685,957
GERMANY — (4.3%)
Erste Abwicklungsanstalt
	0.250%, 03/01/24		800	765,696
	0.875%, 10/30/24		2,400	2,291,520
FMS Wertmanagement
	0.375%, 05/06/24		1,000	954,144
Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24		1,833	1,754,364
	1.625%, 05/10/24		1,500	1,464,117
	0.125%, 10/04/24	EUR	300	303,214
			Face Amount	Value†
			(000)
GERMANY — (Continued)
	0.000%, 11/15/24	EUR	280	$281,838
	0.000%, 02/18/25	EUR	1,380	1,385,058
	4.000%, 02/27/25	AUD	1,500	1,069,542
	0.010%, 03/31/25	EUR	96	96,219
	0.375%, 04/23/25	EUR	159	160,878
	3.200%, 09/11/26	AUD	500	347,374
Land Hessen
	0.000%, 03/10/25	EUR	200	199,400
Landeskreditbank Baden-Wuerttemberg Foerderbank
	2.000%, 07/23/24		3,181	3,118,678
Landwirtschaftliche Rentenbank
	4.750%, 04/08/24	AUD	500	358,433
Ω	4.250%, 01/09/25	AUD	1,000	716,068
Ω	4.750%, 05/06/26	AUD	400	293,435
TOTAL GERMANY				15,559,978
IRELAND — (0.3%)
Ireland Government Bond
	5.400%, 03/13/25	EUR	800	919,930
NETHERLANDS — (2.7%)
BNG Bank NV
	3.250%, 07/15/25	AUD	1,200	835,363
Ω	0.875%, 05/18/26		4,144	3,826,984
Ω	0.875%, 05/18/26		668	616,898
Cooperatieve Rabobank UA
	1.375%, 01/10/25		1,400	1,327,934
Netherlands Government Bond
Ω	2.000%, 07/15/24	EUR	900	950,003
Ω	0.250%, 07/15/25	EUR	500	508,214
Shell International Finance BV
	0.500%, 05/11/24	EUR	400	405,399
	2.000%, 11/07/24		300	293,406
	2.875%, 05/10/26		1,089	1,070,607
TOTAL NETHERLANDS				9,834,808
NEW ZEALAND — (0.8%)
New Zealand Local Government Funding Agency Bond
Ω	2.250%, 04/15/24	NZD	4,500	2,759,111
	2.750%, 04/15/25	NZD	500	305,981
TOTAL NEW ZEALAND				3,065,092
NORWAY — (2.9%)
Equinor ASA
#	1.750%, 01/22/26		1,000	951,889
Kommunalbanken AS
	2.000%, 06/19/24		800	784,230
	2.125%, 04/23/25		1,980	1,936,250
	0.375%, 09/11/25		1,648	1,520,134
	0.600%, 06/01/26	AUD	2,100	1,317,951
#Ω	1.125%, 10/26/26		1,370	1,268,045

VA Global Bond Portfolio
CONTINUED
			Face Amount	Value†
			(000)
NORWAY — (Continued)
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	13,500	$1,403,934
Ω	1.750%, 03/13/25	NOK	10,900	1,099,507
TOTAL NORWAY				10,281,940
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (10.4%)
African Development Bank
	4.750%, 03/06/24	AUD	500	357,498
	0.875%, 03/23/26		3,392	3,147,267
	4.500%, 06/02/26	AUD	1,000	726,150
Asian Development Bank
	1.625%, 03/15/24		875	855,855
	0.375%, 06/11/24		1,200	1,141,832
	3.750%, 03/12/25	AUD	2,000	1,416,638
	0.500%, 05/05/26	AUD	1,000	628,466
Asian Infrastructure Investment Bank
	2.250%, 05/16/24		1,688	1,661,397
	0.500%, 10/30/24		714	673,705
	0.500%, 01/27/26		4,852	4,432,299
	1.000%, 05/06/26	AUD	500	319,871
Council Of Europe Development Bank
	0.375%, 03/27/25	EUR	350	351,606
European Financial Stability Facility
	2.125%, 02/19/24	EUR	600	626,095
	0.000%, 04/19/24	EUR	500	504,504
	1.750%, 06/27/24	EUR	549	570,990
	0.400%, 02/17/25	EUR	150	151,468
	0.500%, 07/11/25	EUR	120	121,178
	0.000%, 10/15/25	EUR	450	446,566
European Investment Bank
	3.250%, 01/29/24		200	200,748
	0.750%, 09/09/24	NOK	15,000	1,488,019
	0.875%, 09/13/24	EUR	200	204,645
	0.000%, 03/25/25	EUR	140	139,779
	1.250%, 05/12/25	SEK	2,000	190,752
European Stability Mechanism
	0.000%, 12/16/24	EUR	1,300	1,303,255
	0.000%, 03/14/25	EUR	1,184	1,182,335
European Union
	0.500%, 04/04/25	EUR	200	202,897
	0.800%, 07/04/25	EUR	3,700	3,784,571
Inter-American Development Bank
	3.000%, 02/21/24		400	399,816
Ω	2.750%, 10/30/25	AUD	300	206,195
	4.250%, 06/11/26	AUD	1,500	1,080,864
Inter-American Investment Corp.
	1.750%, 10/02/24		324	314,936
International Bank for Reconstruction & Development
	2.500%, 03/19/24		4,014	3,978,125
	0.500%, 05/18/26	AUD	1,500	941,687
			Face Amount	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp.
	4.000%, 04/03/25	AUD	2,500	$1,781,546
Ω	3.200%, 07/22/26	AUD	2,000	1,390,157
Nordic Investment Bank
	3.400%, 02/06/26	AUD	600	419,222
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				37,342,934
SWEDEN — (6.8%)
Kommuninvest I Sverige AB
Ω	1.375%, 05/08/24		2,000	1,940,300
Ω	1.375%, 05/08/24		1,000	970,250
Ω	2.875%, 07/03/24		1,783	1,774,310
	1.000%, 10/02/24	SEK	12,000	1,143,845
	1.000%, 05/12/25	SEK	17,000	1,606,307
Skandinaviska Enskilda Banken AB
#Ω	0.850%, 09/02/25		200	182,496
Ω	1.400%, 11/19/25		4,000	3,708,314
Ω	1.200%, 09/09/26		7,100	6,400,863
Svensk Exportkredit AB
	0.375%, 03/11/24		2,000	1,919,406
	0.375%, 07/30/24		3,000	2,846,602
Svenska Handelsbanken AB
#Ω	0.550%, 06/11/24		1,250	1,180,787
	0.125%, 06/18/24	EUR	100	100,378
Sweden Government Bond
	2.500%, 05/12/25	SEK	7,000	703,024
TOTAL SWEDEN				24,476,882
SWITZERLAND — (0.2%)
Novartis Capital Corp.
	3.400%, 05/06/24		600	603,038
UNITED STATES — (12.4%)
Abbott Ireland Financing DAC
	0.100%, 11/19/24	EUR	100	100,266
Amazon.com, Inc.
	2.730%, 04/13/24		3,750	3,740,354
	0.450%, 05/12/24		1,500	1,436,924
	1.000%, 05/12/26		5,385	4,992,321
Apple, Inc.
	2.513%, 08/19/24	CAD	1,000	764,968
	1.125%, 05/11/25		1,734	1,647,136
	0.700%, 02/08/26		2,975	2,748,685
Ω	3.600%, 06/10/26	AUD	500	345,961
Berkshire Hathaway, Inc.
	3.125%, 03/15/26		2,144	2,150,179
Chevron Corp.
	2.954%, 05/16/26		1,000	993,613
Chevron USA, Inc.
#	0.687%, 08/12/25		1,507	1,400,280
Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	300	301,120

VA Global Bond Portfolio
CONTINUED
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
	2.709%, 03/06/25		1,000	$989,535
Johnson & Johnson
	0.550%, 09/01/25		1,000	932,579
National Securities Clearing Corp.
#Ω	0.750%, 12/07/25		4,609	4,219,939
Nestle Holdings, Inc.
	3.500%, 09/24/25		2,000	2,016,426
#Ω	0.625%, 01/15/26		3,300	3,022,175
Procter & Gamble Co.
	1.000%, 04/23/26		1,709	1,601,881
Roche Finance Europe BV
	0.875%, 02/25/25	EUR	400	410,264
Roche Holdings, Inc.
Ω	1.882%, 03/08/24		2,600	2,546,016
#Ω	3.350%, 09/30/24		2,000	2,004,577
#Ω	0.991%, 03/05/26		800	740,458
Ω	2.625%, 05/15/26		3,200	3,121,135
Visa, Inc.
	3.150%, 12/14/25		2,582	2,580,858
TOTAL UNITED STATES				44,807,650
TOTAL BONDS				267,237,457
U.S. TREASURY OBLIGATIONS — (23.6%)
U.S. Treasury Notes
	0.125%, 07/15/23		17,000	16,543,125
	Face Amount	Value†
	(000)

0.125%, 07/31/23	20,800	$20,218,250
0.125%, 08/15/23	16,750	16,264,512
2.750%, 11/15/23	1,000	997,461
0.125%, 12/15/23	4,000	3,847,500
0.750%, 12/31/23	13,500	13,088,672
0.875%, 01/31/24	11,000	10,663,125
2.500%, 01/31/24	3,500	3,476,484
TOTAL U.S. TREASURY OBLIGATIONS		85,099,129
TOTAL INVESTMENT SECURITIES (Cost $366,553,451)		352,336,586

		Shares
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	681,594	7,883,993
TOTAL INVESTMENTS — (100.0%)
(Cost $374,436,691)^^			$360,220,579

As of July 31, 2022, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	414,277	USD	284,172	Citibank, N.A.	08/09/22	$5,309
USD	6,205,525	EUR	5,837,007	Bank of America Corp.	09/07/22	224,939
USD	1,703,805	EUR	1,607,405	Barclays Capital	09/07/22	56,860
USD	1,045,365	EUR	973,099	Citibank, N.A.	09/07/22	48,330
USD	1,377,233	EUR	1,313,960	JP Morgan	09/07/22	30,952
USD	6,674,440	EUR	6,328,833	State Street Bank and Trust	09/07/22	189,930
USD	273,609	DKK	1,931,355	Bank of America Corp.	09/12/22	7,668
USD	3,010,346	DKK	21,226,374	HSBC Bank	09/12/22	87,543
USD	516,241	NOK	4,930,872	HSBC Bank	09/12/22	5,587
USD	848,483	DKK	5,955,744	UBS AG	09/12/22	28,396
USD	393,326	SEK	3,965,392	Citibank, N.A.	09/15/22	2,346
USD	2,576,112	EUR	2,495,531	Australia and New Zealand Bank	09/29/22	15,175
USD	4,587,400	EUR	4,375,475	State Street Bank and Trust	09/29/22	97,247
USD	396,966	DKK	2,872,193	Bank of America Corp.	10/06/22	791
Total Appreciation						$801,073
USD	26,649,150	AUD	38,991,129	BNY Mellon	08/09/22	$(596,533)
USD	3,005,878	NZD	4,905,074	Australia and New Zealand Bank	08/12/22	(79,001)
USD	946,419	NOK	9,665,027	BNY Mellon	08/12/22	(53,861)
USD	419,606	NOK	4,285,902	Citibank, N.A.	08/12/22	(23,963)

VA Global Bond Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	266,386	SEK	2,727,667	Citibank, N.A.	08/19/22	$(2,241)
USD	500,503	SEK	5,115,667	JP Morgan	08/19/22	(3,301)
USD	2,519,229	AUD	3,648,796	State Street Bank and Trust	08/22/22	(30,979)
USD	2,401,506	AUD	3,467,706	Citibank, N.A.	08/23/22	(22,176)
USD	338,851	AUD	495,814	HSBC Bank	08/23/22	(7,688)
USD	345,634	EUR	337,970	State Street Bank and Trust	09/07/22	(650)
USD	569,010	NOK	5,585,727	BNY Mellon	09/12/22	(9,463)
DKK	29,739	USD	4,196	Citibank, N.A.	09/12/22	(101)
USD	932,048	SEK	9,789,132	Bank of America Corp.	09/15/22	(33,141)
USD	183,189	SEK	1,869,050	UBS AG	09/15/22	(1,096)
USD	1,468,853	NOK	14,442,025	Citibank, N.A.	09/26/22	(27,136)
USD	1,307,933	SEK	13,581,981	Bank of America Corp.	09/29/22	(32,004)
USD	1,868,249	EUR	1,825,593	Bank of America Corp.	09/29/22	(5,191)
USD	251,204	EUR	248,436	Citibank, N.A.	09/29/22	(3,743)
USD	8,111,360	EUR	7,993,482	State Street Bank and Trust	09/29/22	(91,625)
USD	2,151,511	DKK	15,696,255	Bank of America Corp.	10/06/22	(13,549)
USD	525,796	DKK	3,819,257	JP Morgan	10/06/22	(1,012)
USD	337,780	DKK	2,462,123	Royal Bank of Scotland	10/06/22	(1,833)
USD	650,468	DKK	4,800,367	State Street Bank and Trust	10/06/22	(11,670)
USD	4,735,945	CAD	6,146,115	HSBC Bank	10/17/22	(62,368)
Total (Depreciation)						$(1,114,325)
Total Appreciation (Depreciation)						$(313,252)
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$28,759,040	—	$28,759,040
Austria	—	3,126,655	—	3,126,655
Belgium	—	8,678,440	—	8,678,440
Canada	—	45,835,872	—	45,835,872
Denmark	—	8,234,948	—	8,234,948
Finland	—	8,024,293	—	8,024,293
France	—	17,685,957	—	17,685,957
Germany	—	15,559,978	—	15,559,978
Ireland	—	919,930	—	919,930
Netherlands	—	9,834,808	—	9,834,808
New Zealand	—	3,065,092	—	3,065,092
Norway	—	10,281,940	—	10,281,940
Supranational Organization Obligations	—	37,342,934	—	37,342,934
Sweden	—	24,476,882	—	24,476,882
Switzerland	—	603,038	—	603,038
United States	—	44,807,650	—	44,807,650
U.S. Treasury Obligations	—	85,099,129	—	85,099,129
Securities Lending Collateral	—	7,883,993	—	7,883,993
Forward Currency Contracts**	—	(313,252)	—	(313,252)
TOTAL	—	$359,907,327	—	$359,907,327
** Valued at the unrealized appreciation/(depreciation) on the investment.

VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.3%)
Treasury Inflation Protected Security
0.375%, 07/15/27	7,764	$7,967,919
0.500%, 01/15/28	15,453	15,852,313
1.750%, 01/15/28	15,314	16,748,161
3.625%, 04/15/28	18,954	22,806,026
0.750%, 07/15/28	12,397	12,966,757
0.875%, 01/15/29	19,675	20,693,844
2.500%, 01/15/29	21,571	24,926,606
3.875%, 04/15/29	18,289	22,891,099
0.250%, 07/15/29	1,428	1,450,506
0.125%, 01/15/30	22,543	22,590,580
0.125%, 07/15/30	4,331	4,350,382
0.125%, 01/15/31	9,444	9,458,928
0.125%, 07/15/31	13,464	13,495,797
3.375%, 04/15/32	15,013	19,623,020
2.125%, 02/15/40	6,692	8,295,861
2.125%, 02/15/41	6,405	7,943,076
TOTAL U.S. TREASURY OBLIGATIONS Cost ($237,049,149)		232,060,875

	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund 1.880%	1,585,943	1,585,943
TOTAL INVESTMENTS — (100.0%)
(Cost $238,635,092)^^		$233,646,818
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$232,060,875	—	$232,060,875
Temporary Cash Investments	$1,585,943	—	—	1,585,943
TOTAL	$1,585,943	$232,060,875	—	$233,646,818

VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,832,256	$53,391,930
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,322,511	21,088,397
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	2,119,529	21,025,727
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,466,441	20,060,911
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	589,181	18,912,710
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	434,507	9,181,141
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	879,535	8,496,313
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group, Inc.	844,564	8,496,311
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group, Inc.	117,712	3,646,704
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	49,153	2,227,132
Investment in VA International Value Portfolio of DFA Investment Dimensions Group, Inc.	173,971	2,157,246
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	178,435	729,801
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $132,799,747)^^		$169,414,323
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$169,414,323	—	—	$169,414,323
TOTAL	$169,414,323	—	—	$169,414,323

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (0.4%)
*	Charter Communications, Inc., Class A	19,988	$8,636,815
*	Live Nation Entertainment, Inc.	453	42,578
*	Netflix, Inc.	5,116	1,150,588
TOTAL COMMUNICATION SERVICES			9,829,981
CONSUMER DISCRETIONARY — (17.4%)
*	Amazon.com, Inc.	860,240	116,089,388
	Best Buy Co., Inc.	43,341	3,336,824
*	Booking Holdings, Inc.	833	1,612,430
*	Bright Horizons Family Solutions, Inc.	187	17,516
#*@	Burlington Stores, Inc.	28,440	4,013,737
	Dollar General Corp.	28,329	7,037,773
*	Etsy, Inc.	34,469	3,575,125
	Hilton Worldwide Holdings, Inc.	46,233	5,921,060
	Home Depot, Inc.	322,959	97,191,281
	Leggett & Platt, Inc.	643	25,488
	Lowe's Cos., Inc.	212,743	40,746,667
*	Lululemon Athletica, Inc.	16,356	5,078,702
	Marriott International, Inc., Class A	76,267	12,112,725
	McDonald's Corp.	15,927	4,194,694
	NIKE, Inc., Class B	196,088	22,534,433
*	O'Reilly Automotive, Inc.	29,564	20,800,935
	Pool Corp.	16,700	5,973,590
	Ross Stores, Inc.	137,356	11,161,549
	Starbucks Corp.	343,683	29,137,445
	Target Corp.	66,714	10,899,733
	TJX Cos., Inc.	193,089	11,809,323
	Tractor Supply Co.	61,121	11,703,449
	Travel & Leisure Co.	2,115	91,178
*	Ulta Beauty, Inc.	14,851	5,775,702
#	Williams-Sonoma, Inc.	1,504	217,208
	Yum! Brands, Inc.	12,200	1,494,988
TOTAL CONSUMER DISCRETIONARY			432,552,943
CONSUMER STAPLES — (14.0%)
	Altria Group, Inc.	791,782	34,727,558
	Brown-Forman Corp., Class A	14,262	1,032,569
	Brown-Forman Corp., Class B	82,623	6,132,279
	Clorox Co.	71,957	10,206,381
	Coca-Cola Co.	979,791	62,873,188
	Colgate-Palmolive Co.	104,771	8,249,669
	Costco Wholesale Corp.	91,101	49,312,971
	Estee Lauder Cos., Inc., Class A	29,099	7,946,937
*	Herbalife Nutrition Ltd.	68,088	1,662,028
	Hershey Co.	58,235	13,275,251
	Kellogg Co.	8,732	645,469
	Kimberly-Clark Corp.	117,940	15,543,313
	Lamb Weston Holdings, Inc.	67,768	5,398,399
	PepsiCo, Inc.	328,762	57,520,199
	Procter & Gamble Co.	440,801	61,231,667
	Sysco Corp.	131,152	11,134,805
TOTAL CONSUMER STAPLES			346,892,683

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
ENERGY — (0.6%)
	Cheniere Energy, Inc.	60,161	$8,998,882
	Hess Corp.	18,300	2,058,201
	Occidental Petroleum Corp.	52,200	3,432,150
TOTAL ENERGY			14,489,233
FINANCIALS — (2.8%)
	Aon PLC, Class A	60,490	17,605,010
#*@	Credit Acceptance Corp.	155	89,266
	Erie Indemnity Co., Class A	100	20,336
	FactSet Research Systems, Inc.	14,165	6,086,417
	LPL Financial Holdings, Inc.	18,799	3,946,286
	MarketAxess Holdings, Inc.	7,981	2,161,095
	Marsh & McLennan Cos., Inc.	45,532	7,465,427
	Moody's Corp.	39,823	12,355,086
	MSCI, Inc.	40,997	19,733,496
	S&P Global, Inc.	2,645	996,980
TOTAL FINANCIALS			70,459,399
HEALTH CARE — (14.3%)
	AbbVie, Inc.	646,210	92,737,597
	AmerisourceBergen Corp.	61,692	9,002,714
	Amgen, Inc.	200,839	49,701,627
*	Avantor, Inc.	25,653	744,450
	Cardinal Health, Inc.	122,721	7,309,263
*	DaVita, Inc.	24,000	2,019,840
*	Edwards Lifesciences Corp.	3	302
	Eli Lilly & Co.	193,683	63,855,348
	Encompass Health Corp.	1,257	63,629
	Enhabit, Inc.	628	10,996
	HCA Healthcare, Inc.	32,550	6,914,271
*	IDEXX Laboratories, Inc.	38,467	15,355,257
*	IQVIA Holdings, Inc.	3,700	888,999
	Johnson & Johnson	333,576	58,215,684
	Merck & Co., Inc.	29,789	2,661,349
*	Mettler-Toledo International, Inc.	14,091	19,019,045
*	Molina Healthcare, Inc.	3,110	1,019,209
	Organon & Co.	40,395	1,281,329
*	Waters Corp.	15,386	5,600,966
	West Pharmaceutical Services, Inc.	367	126,087
	Zoetis, Inc.	98,882	18,050,909
TOTAL HEALTH CARE			354,578,871
INDUSTRIALS — (12.1%)
	Allegion PLC	37,179	3,929,820
*	Avis Budget Group, Inc.	2,600	473,278
*	Boeing Co.	82,836	13,196,603
	Booz Allen Hamilton Holding Corp., Class A	52,858	5,073,311
	Caterpillar, Inc.	25,571	5,069,451
	Cintas Corp.	23,873	10,157,723
*	Copart, Inc.	346	44,323
	Deere & Co.	17,868	6,131,940
*	Delta Air Lines, Inc.	254,702	8,099,524
	Equifax, Inc.	3,364	702,773
	Fastenal Co.	238,536	12,251,209
	General Dynamics Corp.	282	63,921
	HEICO Corp.	583	91,945
	HEICO Corp., Class A	338	43,156
	Honeywell International, Inc.	22,999	4,426,388

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Illinois Tool Works, Inc.	85,671	$17,799,007
	JB Hunt Transport Services, Inc.	8,865	1,624,689
	Lennox International, Inc.	15,817	3,788,646
	Lockheed Martin Corp.	78,508	32,487,395
	Masco Corp.	101,751	5,634,970
	Old Dominion Freight Line, Inc.	20,929	6,352,161
	Robert Half International, Inc.	34,393	2,721,862
	Rockwell Automation, Inc.	44,566	11,376,808
	Rollins, Inc.	87,155	3,361,568
	Toro Co.	31,222	2,684,780
	Union Pacific Corp.	221,561	50,360,815
	United Parcel Service, Inc., Class B	253,942	49,490,756
	Verisk Analytics, Inc.	40,899	7,781,035
	Waste Management, Inc.	122,177	20,105,447
	WW Grainger, Inc.	29,186	15,863,467
TOTAL INDUSTRIALS			301,188,771
INFORMATION TECHNOLOGY — (36.2%)
	Accenture PLC, Class A	153,084	46,883,506
*	Adobe, Inc.	33,616	13,786,594
*	Advanced Micro Devices, Inc.	568	53,659
	Amphenol Corp., Class A	99,555	7,678,677
	Apple, Inc.	742,760	120,705,928
	Applied Materials, Inc.	220,549	23,373,783
*	Autodesk, Inc.	14,602	3,158,705
	Automatic Data Processing, Inc.	103,500	24,955,920
	Broadcom, Inc.	104,492	55,953,376
	Broadridge Financial Solutions, Inc.	47,631	7,647,157
	CDW Corp.	96,150	17,454,110
	Citrix Systems, Inc.	64,678	6,558,996
*	Enphase Energy, Inc.	3,337	948,309
*	Fair Isaac Corp.	9,468	4,374,500
*	Fortinet, Inc.	102,465	6,112,037
*	Gartner, Inc.	27,282	7,242,825
	International Business Machines Corp.	135,458	17,716,552
	Jack Henry & Associates, Inc.	4,020	835,235
	KLA Corp.	45,365	17,399,292
	Lam Research Corp.	35,132	17,583,917
	Mastercard, Inc., Class A	293,091	103,692,665
	Microchip Technology, Inc.	81,680	5,624,485
	Microsoft Corp.	426,080	119,617,699
	NetApp, Inc.	116,979	8,344,112
	NVIDIA Corp.	208,866	37,936,332
	Oracle Corp.	745,383	58,020,535
	Paychex, Inc.	121,925	15,640,539
*	Paycom Software, Inc.	2,891	955,447
	QUALCOMM, Inc.	346,214	50,221,803
	Seagate Technology Holdings PLC	121,222	9,695,336
	Teradyne, Inc.	7,999	807,019
	Texas Instruments, Inc.	233,651	41,797,827
#@	Visa, Inc., Class A	203,012	43,060,875
*	Zebra Technologies Corp., Class A	6,131	2,192,997
TOTAL INFORMATION TECHNOLOGY			898,030,749
MATERIALS — (1.2%)
	Avery Dennison Corp.	56,729	10,804,605
	Ball Corp.	78,809	5,786,157
*	Berry Global Group, Inc.	1,406	81,056

U.S. Large Cap Growth Portfolio
CONTINUED
	Shares	Value†
MATERIALS — (Continued)
Packaging Corp. of America	573	$80,570
Sealed Air Corp.	18,321	1,119,779
Sherwin-Williams Co.	48,647	11,769,655
TOTAL MATERIALS		29,641,822
TOTAL COMMON STOCKS Cost ($1,314,994,992)		2,457,664,452

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	24,335,318	24,335,318
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	26,277	303,948
TOTAL INVESTMENTS — (100.0%)
(Cost $1,339,634,243)^^			$2,482,303,718
As of July 31, 2022, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	83	09/16/22	$15,958,294	$17,154,025	$1,195,731
Total Futures Contracts			$15,958,294	$17,154,025	$1,195,731
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,829,981	—	—	$9,829,981
Consumer Discretionary	432,552,943	—	—	432,552,943
Consumer Staples	346,892,683	—	—	346,892,683
Energy	14,489,233	—	—	14,489,233
Financials	70,459,399	—	—	70,459,399
Health Care	354,578,871	—	—	354,578,871
Industrials	301,188,771	—	—	301,188,771
Information Technology	898,030,749	—	—	898,030,749
Materials	29,641,822	—	—	29,641,822
Temporary Cash Investments	24,335,318	—	—	24,335,318
Securities Lending Collateral	—	$303,948	—	303,948
Futures Contracts**	1,195,731	—	—	1,195,731
TOTAL	$2,483,195,501	$303,948	—	$2,483,499,449
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.8%)
COMMUNICATION SERVICES — (2.9%)
#*	Bumble, Inc., Class A	2,637	$99,995
*	Cargurus, Inc.	99,592	2,419,090
	Cogent Communications Holdings, Inc.	4,822	307,692
*	Consolidated Communications Holdings, Inc.	89,483	590,588
*	IDT Corp., Class B	26,129	680,138
#*	IMAX Corp.	47,426	797,231
*	Iridium Communications, Inc.	89,605	4,006,239
	John Wiley & Sons, Inc., Class A	32,241	1,683,625
#*	Liberty Media Corp.-Liberty Braves, Class A	7,052	203,521
*	Liberty Media Corp.-Liberty Braves, Class C	23,417	647,948
	New York Times Co., Class A	41,598	1,329,056
	Nexstar Media Group, Inc., Class A	772	145,422
#*	PubMatic, Inc., Class A	11,916	197,686
*	Sciplay Corp., Class A	22,391	305,413
	Shutterstock, Inc.	36,425	2,058,012
*	TechTarget, Inc.	22,303	1,453,933
*	Thryv Holdings, Inc.	6,545	159,305
*	Townsquare Media, Inc., Class A	14,685	117,480
#*	Travelzoo	8,773	44,655
*	TripAdvisor, Inc.	83,461	1,586,594
*	WideOpenWest, Inc.	66,724	1,226,387
	World Wrestling Entertainment, Inc., Class A	42,314	2,932,783
*	Yelp, Inc.	60,776	1,863,392
*	Ziff Davis, Inc.	9,431	772,305
TOTAL COMMUNICATION SERVICES			25,628,490
CONSUMER DISCRETIONARY — (15.5%)
#	Cheesecake Factory, Inc.	38,293	1,119,304
	Acushnet Holdings Corp.	66,123	3,222,174
	Arko Corp.	71,046	648,650
*	Asbury Automotive Group, Inc.	18,682	3,206,578
	Autoliv, Inc.	1,340	115,240
*	AutoNation, Inc.	22,707	2,696,229
	Bloomin' Brands, Inc.	100,772	2,054,741
*	Boot Barn Holdings, Inc.	25,632	1,596,874
	Boyd Gaming Corp.	831	46,129
*	Bright Horizons Family Solutions, Inc.	8,130	761,537
	Brunswick Corp.	35,817	2,869,658
	Buckle, Inc.	40,457	1,221,801
	Build-A-Bear Workshop, Inc.	13,304	212,465
	Caleres, Inc.	31,783	788,854
#	Camping World Holdings, Inc., Class A	33,349	901,757
*	Capri Holdings Ltd.	2,235	108,800
*	CarParts.com, Inc.	20,375	162,592
	Carriage Services, Inc.	12,921	468,774
#	Carter's, Inc.	34,632	2,821,815
*	Cavco Industries, Inc.	9,150	2,358,778
*	Chegg, Inc.	36,355	774,361
*	Chico's FAS, Inc.	74,573	374,356
*	Children's Place, Inc.	11,367	492,646
	Choice Hotels International, Inc.	9,160	1,107,169
#*	Citi Trends, Inc.	1,269	31,192
	Columbia Sportswear Co.	32,390	2,397,184

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Cracker Barrel Old Country Store, Inc.	19,601	$1,863,467
*	Crocs, Inc.	1,623	116,272
*	Dave & Buster's Entertainment, Inc.	23,471	876,877
*	Deckers Outdoor Corp.	1,059	331,689
#*	Denny's Corp.	885	8,593
	Designer Brands, Inc., Class A	28,301	408,383
#*	Destination XL Group, Inc.	8,350	34,569
#	Dillard's, Inc., Class A	7,010	1,593,723
#	Dine Brands Global, Inc.	5,462	389,495
*	Dorman Products, Inc.	28,098	2,840,427
*	Everi Holdings, Inc.	27,277	523,991
*	Fox Factory Holding Corp.	32,354	3,062,630
	Franchise Group, Inc.	555	18,276
*	frontdoor, Inc.	13,616	364,500
*	Funko, Inc., Class A	30,866	808,998
	Gentex Corp.	60,876	1,717,921
*	Gentherm, Inc.	31,750	2,049,780
*	Grand Canyon Education, Inc.	25,080	2,409,436
#*	Groupon, Inc.	1,210	12,826
	H&R Block, Inc.	146,136	5,839,595
#	Hanesbrands, Inc.	294,799	3,295,853
	Harley-Davidson, Inc.	20,528	776,164
*	Helen of Troy Ltd.	20,150	2,695,868
*	Hilton Grand Vacations, Inc.	2,112	86,106
	Installed Building Products, Inc.	34,225	3,471,099
#	International Game Technology PLC	2,090	39,605
#	Jack in the Box, Inc.	4,336	299,791
	Kontoor Brands, Inc.	46,974	1,714,551
#	LCI Industries	22,518	3,041,957
	Leggett & Platt, Inc.	94,901	3,761,876
#*	Lindblad Expeditions Holdings, Inc.	9,309	73,541
#*	Liquidity Services, Inc.	32,100	646,173
#*	Lovesac Co.	5,553	173,031
*	Malibu Boats, Inc., Class A	21,397	1,336,243
#	Marine Products Corp.	21,606	234,641
*	MasterCraft Boat Holdings, Inc.	16,276	385,578
*	Mattel, Inc.	106,918	2,480,498
	Murphy USA, Inc.	31,431	8,937,719
	Nathan's Famous, Inc.	430	23,646
#*	National Vision Holdings, Inc.	23,279	678,350
*	Noodles & Co.	40,270	209,807
	Nordstrom, Inc.	74,307	1,746,958
*	Ollie's Bargain Outlet Holdings, Inc.	780	45,981
*	ONE Group Hospitality, Inc.	10,568	88,666
	Oxford Industries, Inc.	10,934	1,043,104
	Papa John's International, Inc.	6,657	638,340
#	PetMed Express, Inc.	8,975	195,834
*	PlayAGS, Inc.	16,474	78,087
#	Polaris, Inc.	22,785	2,672,225
	RCI Hospitality Holdings, Inc.	1,500	85,440
#*	Red Robin Gourmet Burgers, Inc.	1,082	9,457
	Red Rock Resorts, Inc., Class A	49,765	1,957,257
	Rent-A-Center, Inc.	17,943	422,199
#*	Revolve Group, Inc.	29,261	828,672
#*	RH	400	111,772
	Ruth's Hospitality Group, Inc.	26,802	470,375
*	Sally Beauty Holdings, Inc.	91,047	1,163,581
*	SeaWorld Entertainment, Inc.	82,730	3,948,703
*	Shake Shack, Inc., Class A	8,096	416,620

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Signet Jewelers Ltd.	2,159	$131,613
*	Skyline Champion Corp.	48,947	3,098,345
#*	Sleep Number Corp.	9,587	431,990
#*	Sonos, Inc.	106,810	2,361,569
	Steven Madden Ltd.	69,191	2,193,355
*	Stride, Inc.	544	24,306
	Tempur Sealy International, Inc.	66,741	1,834,043
*	Tenneco, Inc., Class A	13,600	256,632
	Texas Roadhouse, Inc.	43,898	3,828,784
*	TopBuild Corp.	15,023	3,180,670
*	Under Armour, Inc., Class C	20,599	170,148
#*	Victoria's Secret & Co.	8,376	309,577
*	Visteon Corp.	28,214	3,599,542
	Wendy's Co.	200,091	4,207,914
	Winmark Corp.	1,241	275,688
	Wolverine World Wide, Inc.	54,632	1,227,581
	Wyndham Hotels & Resorts, Inc.	135	9,370
#*	XPEL, Inc.	4,019	246,324
*	YETI Holdings, Inc.	35,238	1,789,033
TOTAL CONSUMER DISCRETIONARY			137,292,958
CONSUMER STAPLES — (6.3%)
*	BJ's Wholesale Club Holdings, Inc.	103,949	7,037,347
#*	Boston Beer Co., Inc. , Class A	1,129	429,506
	Calavo Growers, Inc.	390	15,717
	Cal-Maine Foods, Inc.	18,958	968,943
	Casey's General Stores, Inc.	2,973	602,478
#*	Chefs' Warehouse, Inc.	31,673	1,096,203
	Coca-Cola Consolidated, Inc.	7,412	3,802,356
*	Duckhorn Portfolio, Inc.	8,696	159,485
*	elf Beauty, Inc.	61,168	2,050,963
	Energizer Holdings, Inc.	58,208	1,718,882
	Flowers Foods, Inc.	162,831	4,626,029
#*	Freshpet, Inc.	9,026	482,349
*	Grocery Outlet Holding Corp.	35,833	1,530,786
*	Hain Celestial Group, Inc.	1,229	27,960
	Inter Parfums, Inc.	33,118	2,764,359
#	J&J Snack Foods Corp.	18,372	2,489,590
	John B. Sanfilippo & Son, Inc.	10,893	815,886
	Lancaster Colony Corp.	21,652	2,866,292
	Medifast, Inc.	10,946	1,841,008
#	MGP Ingredients, Inc.	18,758	1,972,966
	National Beverage Corp.	60,943	3,301,892
	Natural Grocers by Vitamin Cottage, Inc.	14,797	245,334
	Nu Skin Enterprises, Inc., Class A	35,271	1,534,641
	PriceSmart, Inc.	25,062	1,663,616
#	Reynolds Consumer Products, Inc.	36,690	1,066,211
*	Simply Good Foods Co.	37,261	1,215,454
	Spectrum Brands Holdings, Inc.	12,410	862,991
*	Sprouts Farmers Market, Inc.	117,824	3,256,655
#	Tootsie Roll Industries, Inc.	32,426	1,138,801
#	Turning Point Brands, Inc.	16,639	399,336
	United-Guardian, Inc.	2,424	37,936
*	USANA Health Sciences, Inc.	24,179	1,683,342
	Vector Group Ltd.	16,626	185,214
*	Vital Farms, Inc.	365	4,307
#	WD-40 Co.	12,889	2,286,122
TOTAL CONSUMER STAPLES			56,180,957

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
ENERGY — (4.3%)
	Arch Resources, Inc.	10,244	$1,322,910
	Brigham Minerals, Inc., Class A	38,987	1,035,105
	Cactus, Inc., Class A	31,882	1,325,972
	California Resources Corp.	3,735	167,552
	ChampionX Corp.	63,449	1,325,450
#*	Comstock Resources, Inc.	107,366	1,710,340
*	CONSOL Energy, Inc.	28,424	1,742,960
#	Core Laboratories NV	37,055	701,822
#	Crescent Energy, Inc., Class A	6,367	92,958
	CVR Energy, Inc.	42,362	1,420,822
	Delek U.S. Holdings, Inc.	21,671	577,749
*	Denbury, Inc.	26,705	1,920,357
#*	Earthstone Energy, Inc., Class A	5,402	76,654
	EnLink Midstream LLC	212,209	2,079,648
	Evolution Petroleum Corp.	11,227	75,782
#*	Gulfport Energy Corp.	9,829	904,661
*	Kosmos Energy Ltd.	252,342	1,599,848
*	Laredo Petroleum, Inc.	13,609	1,206,710
*	Liberty Energy, Inc., Class A	8,949	127,076
#	Magnolia Oil & Gas Corp., Class A	122,709	2,960,968
	Matador Resources Co.	61,348	3,544,688
#*	Nabors Industries Ltd.	4,316	614,987
*	NexTier Oilfield Solutions, Inc.	111,536	1,112,014
	Oasis Petroleum, Inc.	2,985	382,796
*	Oceaneering International, Inc.	63,400	673,308
*	Par Pacific Holdings, Inc.	22,962	378,873
	Patterson-UTI Energy, Inc.	8,168	135,180
*	PBF Energy, Inc., Class A	4,236	141,271
	PDC Energy, Inc.	5,880	386,257
*	Range Resources Corp.	14,639	484,112
#*	RPC, Inc.	43,773	357,188
*	SandRidge Energy, Inc.	2,468	46,226
#*	SilverBow Resources, Inc.	15,100	682,369
#	Sitio Royalties Corp.	625	18,444
	SM Energy Co.	34,104	1,407,813
	Solaris Oilfield Infrastructure, Inc., Class A	8,601	95,385
*	Southwestern Energy Co.	482,217	3,404,452
*	Talos Energy, Inc.	31,432	595,636
*	TETRA Technologies, Inc.	115,734	506,915
*	U.S. Silica Holdings, Inc.	821	11,354
	VAALCO Energy, Inc.	7,478	44,345
*	Weatherford International PLC	36,664	848,038
TOTAL ENERGY			38,246,995
FINANCIALS — (6.4%)
	AMERISAFE, Inc.	7,763	353,682
#	Artisan Partners Asset Management, Inc., Class A	57,145	2,272,085
#*	Atlanticus Holdings Corp.	5,405	208,849
#	B. Riley Financial, Inc.	11,328	583,845
	BancFirst Corp.	8,342	895,847
	Bank of Hawaii Corp.	210	16,823
	BGC Partners, Inc., Class A	83,847	306,042
	BrightSphere Investment Group, Inc.	48,260	912,597
*	Coastal Financial Corp.	6,198	255,544
	Cohen & Steers, Inc.	46,963	3,460,703
*	Columbia Financial, Inc.	13,974	284,231
#*	Credit Acceptance Corp.	169	97,329
#	Curo Group Holdings Corp.	27,648	197,960
	Diamond Hill Investment Group, Inc.	2,713	518,644

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Donnelley Financial Solutions, Inc.	31,815	$1,081,392
	Evercore, Inc., Class A	35,035	3,502,449
	Federated Hermes, Inc.	74,827	2,552,349
	First Financial Bankshares, Inc.	72,420	3,199,516
#	GAMCO Investors, Inc., Class A	5,440	112,826
#	Greenhill & Co., Inc.	19,741	171,747
	Hamilton Lane, Inc., Class A	27,376	2,068,804
#	HCI Group, Inc.	1,907	130,572
	Houlihan Lokey, Inc.	36,651	3,099,209
	Kinsale Capital Group, Inc.	15,683	3,814,262
	Lakeland Financial Corp.	20,556	1,599,257
	Lazard Ltd., Class A	87,934	3,312,474
	Live Oak Bancshares, Inc.	15,625	588,125
	Moelis & Co., Class A	55,721	2,595,484
*	Open Lending Corp., Class A	46,377	480,466
*	Palomar Holdings, Inc.	14,194	885,280
	Piper Sandler Cos.	352	44,422
	PJT Partners, Inc., Class A	23,836	1,703,797
	Primerica, Inc.	25,587	3,292,791
	Pzena Investment Management, Inc., Class A	21,669	204,339
	RLI Corp.	37,498	4,124,030
	ServisFirst Bancshares, Inc.	41,110	3,512,850
	Silvercrest Asset Management Group, Inc., Class A	6,753	120,203
	SLM Corp.	14,923	232,799
	Stock Yards Bancorp, Inc.	4,808	332,473
#	TFS Financial Corp.	15,148	221,918
*	Triumph Bancorp, Inc.	2,297	166,877
	Virtu Financial, Inc., Class A	79,958	1,865,420
	Walker & Dunlop, Inc.	143	16,108
#	WisdomTree Investments, Inc.	116,792	607,318
#*	World Acceptance Corp.	2,110	233,735
TOTAL FINANCIALS			56,237,473
HEALTH CARE — (13.0%)
*	Acadia Healthcare Co., Inc.	2,800	232,148
#*	Accuray, Inc.	97,682	205,132
*	Addus HomeCare Corp.	5,432	504,144
#*	Agiliti, Inc.	14,081	308,233
*	Alkermes PLC	127,242	3,257,395
*	Amedisys, Inc.	18,554	2,223,697
*	AMN Healthcare Services, Inc.	47,108	5,296,824
*	Amneal Pharmaceuticals, Inc.	131,143	464,246
*	Amphastar Pharmaceuticals, Inc.	41,344	1,545,852
#*	Apollo Medical Holdings, Inc.	11,118	589,588
*	Artivion, Inc.	20,801	407,700
*	AtriCure, Inc.	12,324	608,929
	Atrion Corp.	1,559	1,053,728
#*	Avid Bioservices, Inc.	6,800	133,620
*	Catalyst Pharmaceuticals, Inc.	78,643	805,304
#*	Certara, Inc.	8,250	189,667
	Chemed Corp.	1,850	890,016
#*	Collegium Pharmaceutical, Inc.	32,619	560,721
	CONMED Corp.	25,045	2,445,143
#*	Corcept Therapeutics, Inc.	73,557	2,108,144
*	CorVel Corp.	20,184	3,328,140
*	Cross Country Healthcare, Inc.	32,226	849,477
*	Eagle Pharmaceuticals, Inc.	10,842	430,427
	Encompass Health Corp.	21,592	1,092,987
	Enhabit, Inc.	10,796	189,038

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Ensign Group, Inc.	47,396	$3,776,987
*	Evolent Health, Inc., Class A	61,978	2,106,632
*	Exelixis, Inc.	51,197	1,071,041
*	Glaukos Corp.	14,571	784,648
*	Globus Medical, Inc., Class A	18,733	1,099,440
*	Haemonetics Corp.	18,792	1,305,856
*	Halozyme Therapeutics, Inc.	87,904	4,298,506
*	Hanger, Inc.	33,809	627,833
#*	Harmony Biosciences Holdings, Inc.	29,190	1,480,809
*	HealthEquity, Inc.	13,645	793,730
*	ICU Medical, Inc.	2,065	365,856
*	InfuSystem Holdings, Inc.	16,333	159,573
*	Innoviva, Inc.	64,844	929,863
*	Integra LifeSciences Holdings Corp.	58,714	3,231,619
#	iRadimed Corp.	1,300	54,925
#*	Ironwood Pharmaceuticals, Inc.	130,240	1,491,248
*	Joint Corp.	16,468	281,603
*	Lantheus Holdings, Inc.	52,771	4,048,591
	LeMaitre Vascular, Inc.	21,356	1,075,275
*	LHC Group, Inc.	7,529	1,227,679
*	LivaNova PLC	6,189	394,054
*	MEDNAX, Inc.	457	10,356
*	Medpace Holdings, Inc.	33,865	5,741,133
*	Meridian Bioscience, Inc.	33,658	1,065,612
*	Merit Medical Systems, Inc.	51,387	2,953,725
#	Mesa Laboratories, Inc.	4,011	855,346
*	ModivCare, Inc.	13,661	1,363,368
	National Research Corp.	22,003	833,914
#*	Neogen Corp.	88,346	2,043,443
*	NextGen Healthcare, Inc.	54,910	940,059
*	NuVasive, Inc.	45,554	2,392,496
*	Omnicell, Inc.	14,794	1,629,115
*	Option Care Health, Inc.	111,272	3,738,739
#*	Organogenesis Holdings, Inc.	54,263	311,470
#*	OrthoPediatrics Corp.	196	9,261
	Owens & Minor, Inc.	76,867	2,721,860
*	Pacira BioSciences, Inc.	39,115	2,212,344
	Patterson Cos., Inc.	95,709	2,972,722
*	Pennant Group, Inc.	23,176	309,168
	Phibro Animal Health Corp., Class A	16,671	326,251
#*	Prothena Corp. PLC	17,335	538,425
*	QuidelOrtho Corp.	18,166	1,853,659
*	R1 RCM, Inc.	213,310	5,332,750
*	RadNet, Inc.	59,070	1,215,070
	Select Medical Holdings Corp.	122,051	3,615,151
*	Semler Scientific, Inc.	1,124	34,878
#	SIGA Technologies, Inc.	53,496	919,596
#*	Sotera Health Co.	17,729	340,397
#*	Surgery Partners, Inc.	50,925	2,005,426
*	Surmodics, Inc.	10,968	381,686
*	Syndax Pharmaceuticals, Inc.	31,763	647,012
*	Tenet Healthcare Corp.	39,915	2,639,180
#	U.S. Physical Therapy, Inc.	13,774	1,787,590
*	UFP Technologies, Inc.	5,747	462,748
	Utah Medical Products, Inc.	3,146	287,356
*	XOMA Corp.	1,135	26,672
TOTAL HEALTH CARE			114,844,046

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (22.5%)
	AAON, Inc.	51,440	$3,095,145
	Acuity Brands, Inc.	4,377	798,365
	Advanced Drainage Systems, Inc.	1,664	197,350
*	Aerojet Rocketdyne Holdings, Inc.	76,717	3,351,766
*	AeroVironment, Inc.	19,411	1,681,769
	Alamo Group, Inc.	8,291	1,072,938
	Albany International Corp., Class A	29,048	2,651,211
	Allison Transmission Holdings, Inc.	89,446	3,745,104
#*	Ameresco, Inc., Class A	21,723	1,242,990
	Apogee Enterprises, Inc.	9,249	384,851
	Applied Industrial Technologies, Inc.	30,031	3,020,818
	Armstrong World Industries, Inc.	42,563	3,803,004
*	ASGN, Inc.	36,145	3,750,405
*	Atkore, Inc.	57,427	5,700,778
*	AZEK Co., Inc.	6,449	133,365
	Barrett Business Services, Inc.	5,141	419,454
*	Beacon Roofing Supply, Inc.	5,110	306,702
#*	BlueLinx Holdings, Inc.	144	11,520
	Brady Corp., Class A	36,319	1,737,864
	Brink's Co.	40,418	2,301,401
	BWX Technologies, Inc.	55,743	3,159,513
*	Casella Waste Systems, Inc., Class A	49,128	3,976,912
*	CBIZ, Inc.	38,753	1,767,912
#*	Chart Industries, Inc.	1,907	372,037
*	CIRCOR International, Inc.	400	6,964
*	Clean Harbors, Inc.	47,902	4,674,756
	Comfort Systems USA, Inc.	35,901	3,793,300
*	Construction Partners, Inc., Class A	36,054	857,364
	CRA International, Inc.	4,484	443,961
	Crane Holdings Co.	23,465	2,321,392
	CSW Industrials, Inc.	13,247	1,582,619
	Curtiss-Wright Corp.	3,467	497,307
#*	Daseke, Inc.	51,680	433,078
*	DLH Holdings Corp.	1,421	25,223
	Donaldson Co., Inc.	35,796	1,947,660
	Douglas Dynamics, Inc.	20,022	637,901
*	Dycom Industries, Inc.	23,488	2,423,022
	EMCOR Group, Inc.	7,272	846,243
*	Energy Recovery, Inc.	23,853	530,252
	Enerpac Tool Group Corp.	48,404	982,601
*	Evoqua Water Technologies Corp.	116,876	4,454,144
	Exponent, Inc.	49,829	5,007,316
	Federal Signal Corp.	61,934	2,571,500
#*	Fluor Corp.	56,218	1,428,499
*	Forrester Research, Inc.	19,419	902,789
	Forward Air Corp.	25,727	2,699,534
*	Franklin Covey Co.	13,754	719,747
	Franklin Electric Co., Inc.	36,379	3,303,941
*	FTI Consulting, Inc.	23,399	3,827,140
	Global Industrial Co.	39,361	1,407,156
	Gorman-Rupp Co.	24,596	755,097
	GrafTech International Ltd.	138,331	1,065,149
*	Great Lakes Dredge & Dock Corp.	8,376	108,302
*	GXO Logistics, Inc.	8,542	410,016
	H&E Equipment Services, Inc.	36,573	1,307,485
#*	Hayward Holdings, Inc.	9,538	111,308
	Healthcare Services Group, Inc.	36,824	528,056
	Helios Technologies, Inc.	26,551	1,827,240
	Herc Holdings, Inc.	26,530	3,290,251

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Hexcel Corp.	5,885	$356,101
	Hillenbrand, Inc.	40,882	1,888,748
	HNI Corp.	25,270	892,536
*	Hudson Technologies, Inc.	7,745	69,008
	Huntington Ingalls Industries, Inc.	758	164,365
*	Huron Consulting Group, Inc.	1,432	96,087
*	IAA, Inc.	63,966	2,413,437
*	IES Holdings, Inc.	112	3,696
	Insperity, Inc.	29,896	3,280,787
	ITT, Inc.	18,412	1,381,452
	John Bean Technologies Corp.	28,533	3,204,541
	Kadant, Inc.	10,542	2,148,987
	KBR, Inc.	12,576	669,421
	Kforce, Inc.	26,583	1,750,491
	Landstar System, Inc.	33,066	5,177,474
*	Lawson Products, Inc.	7,997	396,651
	Lincoln Electric Holdings, Inc.	7,036	995,172
	Lindsay Corp.	10,174	1,566,389
	Marten Transport Ltd.	10,681	230,282
*	Masonite International Corp.	22,502	2,048,357
*	MasTec, Inc.	6,487	512,019
	McGrath RentCorp	14,308	1,207,023
*	Meritor, Inc.	25,032	911,665
*	Montrose Environmental Group, Inc.	3,144	126,137
*	MRC Global, Inc.	41,134	477,977
	MSA Safety, Inc.	25,672	3,294,745
	MSC Industrial Direct Co., Inc., Class A	37,066	3,063,876
	Mueller Industries, Inc.	22,684	1,527,314
	Mueller Water Products, Inc., Class A	162,317	2,113,367
*	MYR Group, Inc.	14,350	1,366,551
*	NV5 Global, Inc.	8,698	1,179,449
#	Omega Flex, Inc.	9,245	1,063,083
*	PAM Transportation Services, Inc.	16,622	594,735
	Pitney Bowes, Inc.	175,701	574,539
#*	RBC Bearings, Inc.	2,916	688,176
*	RCM Technologies, Inc.	8,800	156,816
*	Saia, Inc.	20,737	4,932,295
	Science Applications International Corp.	34,181	3,311,113
	Shyft Group, Inc.	35,536	921,804
	Simpson Manufacturing Co., Inc.	38,477	3,973,905
*	SiteOne Landscape Supply, Inc.	21,072	2,935,962
*	SP Plus Corp.	13,923	477,002
	Tecnoglass, Inc.	32,155	720,594
	Tennant Co.	16,846	1,129,187
	Tetra Tech, Inc.	30,282	4,641,322
*	Titan International, Inc.	47,060	788,726
*	Transcat, Inc.	7,644	476,374
*	Trex Co., Inc.	7,062	455,640
*	TriNet Group, Inc.	58,213	4,802,573
	Trinity Industries, Inc.	5,800	150,510
	UFP Industries, Inc.	5,761	531,222
	Valmont Industries, Inc.	15,121	4,105,049
*	Vectrus, Inc.	3,840	127,642
*	Veritiv Corp.	11,121	1,379,226
*	Vicor Corp.	16,633	1,213,544
	Watts Water Technologies, Inc., Class A	19,907	2,749,754
	Woodward, Inc.	12,864	1,346,861
*	XPO Logistics, Inc.	20,184	1,205,792

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Zurn Water Solutions Corp.	100,630	$2,913,239
TOTAL INDUSTRIALS			199,292,277
INFORMATION TECHNOLOGY — (16.1%)
	A10 Networks, Inc.	55,799	831,963
*	ACI Worldwide, Inc.	91,432	2,608,555
#*	ACM Research, Inc., Class A	7,313	123,443
#	ADTRAN Holdings, Inc.	15,963	384,549
	Advanced Energy Industries, Inc.	36,397	3,257,168
*	Alarm.com Holdings, Inc.	23,338	1,651,630
	American Software, Inc., Class A	25,679	459,141
*	Appfolio, Inc., Class A	6,827	695,057
#*	Avaya Holdings Corp.	41,260	37,076
*	Axcelis Technologies, Inc.	25,510	1,794,118
	Badger Meter, Inc.	35,327	3,398,104
	Belden, Inc.	26,437	1,711,003
*	Blackbaud, Inc.	30,132	1,847,694
*	Box, Inc., Class A	64,927	1,846,524
*	Brightcove, Inc.	8,993	53,508
*	Calix, Inc.	45,413	2,590,358
#*	Cambium Networks Corp.	13,841	260,903
*	Cantaloupe, Inc.	11,840	71,869
*	CEVA, Inc.	20,089	747,913
*	ChannelAdvisor Corp.	7,444	109,725
*	Cirrus Logic, Inc.	45,565	3,893,985
#*	Clearfield, Inc.	12,807	1,262,130
*	CommScope Holding Co., Inc.	39,201	353,985
*	CommVault Systems, Inc.	27,280	1,530,135
*	Consensus Cloud Solutions, Inc.	14,019	757,447
*	CoreCard Corp.	1,121	26,702
#*	Corsair Gaming, Inc.	532	7,501
	CSG Systems International, Inc.	35,046	2,286,751
	CTS Corp.	4,038	164,266
*	CyberOptics Corp.	6,798	276,475
*	Diodes, Inc.	40,828	3,322,174
*	Duck Creek Technologies, Inc.	23,595	325,611
*	eGain Corp.	17,063	151,178
	Entegris, Inc.	1,129	124,077
*	Envestnet, Inc.	43,352	2,526,121
*	Euronet Worldwide, Inc.	1,172	115,172
	EVERTEC, Inc.	75,014	2,924,796
*	ExlService Holdings, Inc.	32,295	5,437,509
*	Extreme Networks, Inc.	79,613	1,041,338
*	Fabrinet	38,187	3,668,243
*	FARO Technologies, Inc.	5,057	164,454
*	FormFactor, Inc.	76,625	2,724,785
	Hackett Group, Inc.	32,838	688,613
*	Harmonic, Inc.	98,571	1,076,395
#*	I3 Verticals, Inc., Class A	15,126	410,368
*	Identiv, Inc.	953	12,904
*	II-VI, Inc.	15,540	818,026
	Information Services Group, Inc.	11,418	85,178
#	InterDigital, Inc.	9,431	578,969
*	International Money Express, Inc.	15,042	361,610
	Jabil, Inc.	35,179	2,087,522
#	Kulicke & Soffa Industries, Inc.	38,117	1,834,190
*	Lattice Semiconductor Corp.	58,186	3,578,439
	Littelfuse, Inc.	11,347	3,164,338
*	Lumentum Holdings, Inc.	17,040	1,541,438

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Luna Innovations, Inc.	389	$2,517
*	MACOM Technology Solutions Holdings, Inc., Class H	50,545	2,928,577
	Maximus, Inc.	41,433	2,769,796
*	MaxLinear, Inc.	49,236	1,989,627
#*	Mitek Systems, Inc.	39,938	434,525
#*	N-Able, Inc.	19,104	187,601
#*	Napco Security Technologies, Inc.	44,416	1,139,715
	National Instruments Corp.	64,890	2,465,820
*	NCR Corp.	117,413	3,810,052
#*	Novanta, Inc.	25,239	3,891,854
	NVE Corp.	4,345	238,627
*	Onto Innovation, Inc.	3,678	306,194
*	OSI Systems, Inc.	14,556	1,407,129
*	Paya Holdings, Inc.	4,914	34,349
*	PDF Solutions, Inc.	15,150	408,747
*	Perficient, Inc.	32,190	3,396,689
	Power Integrations, Inc.	30,202	2,567,472
	Progress Software Corp.	48,759	2,289,723
*	Qualys, Inc.	38,512	4,710,788
*	Rambus, Inc.	76,785	1,941,125
*	Rogers Corp.	7,209	1,941,023
#*	Sabre Corp.	9,919	61,002
	Sapiens International Corp. NV	36,087	949,449
*	Semtech Corp.	16,674	1,039,290
#*	ShotSpotter, Inc.	6,061	203,589
*	Silicon Laboratories, Inc.	1,059	156,181
#*	SMART Global Holdings, Inc.	45,160	886,039
*	SPS Commerce, Inc.	11,823	1,415,922
#	Switch, Inc., Class A	110,252	3,727,620
*	Synaptics, Inc.	27,127	3,932,059
*	Teradata Corp.	102,407	3,921,164
	TTEC Holdings, Inc.	42,090	3,079,725
#*	Turtle Beach Corp.	354	4,602
	Universal Display Corp.	2,142	247,315
*	Veeco Instruments, Inc.	27,041	589,494
*	Verint Systems, Inc.	52,271	2,387,217
#*	Verra Mobility Corp.	161,926	2,670,160
*	Viavi Solutions, Inc.	211,010	3,122,948
	Vontier Corp.	60,790	1,568,382
*	WEX, Inc.	309	51,359
TOTAL INFORMATION TECHNOLOGY			142,678,593
MATERIALS — (6.9%)
*	Allegheny Technologies, Inc.	81,463	2,027,614
	Alpha Metallurgical Resources, Inc.	15,376	2,102,822
	Avient Corp.	5,514	237,929
*	Axalta Coating Systems Ltd.	94,746	2,389,494
	Balchem Corp.	19,287	2,618,403
#*	Bioceres Crop Solutions Corp.	1,438	15,027
	Cabot Corp.	59,523	4,420,178
*	Century Aluminum Co.	15,232	120,180
	Chase Corp.	7,250	659,170
	Chemours Co.	142,303	5,064,564
	Compass Minerals International, Inc.	30,650	1,141,100
	Eagle Materials, Inc.	34,414	4,351,650
	Graphic Packaging Holding Co.	249,088	5,542,208
	Hawkins, Inc.	14,482	575,660
*	Ingevity Corp.	35,048	2,351,721
	Innospec, Inc.	8,649	882,198

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Kronos Worldwide, Inc.	4,771	$83,826
#*	Livent Corp.	118,815	2,957,305
	Louisiana-Pacific Corp.	89,528	5,696,667
*	LSB Industries, Inc.	17,535	242,158
	Materion Corp.	500	40,970
	Myers Industries, Inc.	38,193	929,236
	NewMarket Corp.	5,262	1,635,430
*	O-I Glass, Inc.	94,515	1,390,316
	Olin Corp.	5,482	286,544
	Orion Engineered Carbons SA	32,624	564,069
#	Scotts Miracle-Gro Co.	15,282	1,359,334
	Sensient Technologies Corp.	31,254	2,687,219
	Silgan Holdings, Inc.	90,412	4,023,334
	Sonoco Products Co.	17,458	1,108,408
	Sylvamo Corp.	23,838	935,403
	Valvoline, Inc.	82,413	2,655,347
TOTAL MATERIALS			61,095,484
REAL ESTATE — (0.5%)
*	Cushman & Wakefield PLC	97,883	1,644,435
#	eXp World Holdings, Inc.	6,677	99,220
	Marcus & Millichap, Inc.	9,997	409,077
	RMR Group, Inc., Class A	8,319	240,502
	St. Joe Co.	50,000	2,101,000
TOTAL REAL ESTATE			4,494,234
UTILITIES — (0.4%)
	New Jersey Resources Corp.	47,463	2,192,316
#	Ormat Technologies, Inc.	11,978	1,036,576
TOTAL UTILITIES			3,228,892
TOTAL COMMON STOCKS			839,220,399
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	2,460	64,206
TOTAL INVESTMENT SECURITIES (Cost $601,825,250)			839,284,605

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	1,762,683	1,762,683
SECURITIES LENDING COLLATERAL — (5.0%)
@§	The DFA Short Term Investment Fund	3,795,681	43,904,645
TOTAL INVESTMENTS — (100.0%)
(Cost $647,492,878)^^			$884,951,933

U.S. Small Cap Growth Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$25,628,490	—	—	$25,628,490
Consumer Discretionary	137,292,958	—	—	137,292,958
Consumer Staples	56,180,957	—	—	56,180,957
Energy	38,246,995	—	—	38,246,995
Financials	56,237,473	—	—	56,237,473
Health Care	114,844,046	—	—	114,844,046
Industrials	199,292,277	—	—	199,292,277
Information Technology	142,678,593	—	—	142,678,593
Materials	61,095,484	—	—	61,095,484
Real Estate	4,494,234	—	—	4,494,234
Utilities	3,228,892	—	—	3,228,892
Preferred Stocks
Communication Services	64,206	—	—	64,206
Temporary Cash Investments	1,762,683	—	—	1,762,683
Securities Lending Collateral	—	$43,904,645	—	43,904,645
TOTAL	$841,047,288	$43,904,645	—	$884,951,933

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.5%)
AUSTRALIA — (7.3%)
	ALS Ltd.	36,559	$300,275
	Altium Ltd.	2,100	46,374
	Ampol Ltd.	19,852	470,324
#	ARB Corp. Ltd.	2,200	51,660
	Aristocrat Leisure Ltd.	26,302	656,184
	BHP Group Ltd.	237,336	6,515,320
#	BHP Group Ltd., Sponsored ADR	125,138	6,887,595
	Brambles Ltd.	256,318	2,063,027
#	Breville Group Ltd.	4,176	61,738
	Carsales.com Ltd.	37,620	548,432
	Cochlear Ltd.	2,915	439,369
	Coles Group Ltd.	162,712	2,142,972
	Computershare Ltd.	55,754	985,005
	CSL Ltd.	20,709	4,216,704
	Domino's Pizza Enterprises Ltd.	11,260	575,722
	Eagers Automotive Ltd.	2,340	20,687
	Endeavour Group Ltd.	92,303	514,260
	Evolution Mining Ltd.	3,112	5,749
	Fortescue Metals Group Ltd.	168,752	2,171,595
	IDP Education Ltd.	8,238	165,747
	Iluka Resources Ltd.	37,801	256,556
	James Hardie Industries PLC	57,493	1,419,888
#	JB Hi-Fi Ltd.	26,500	784,676
*	Lottery Corp. Ltd.	97,755	310,088
#*	Lynas Rare Earths Ltd.	32,857	202,049
	Macquarie Group Ltd.	204	26,109
	Magellan Financial Group Ltd.	757	7,778
	Medibank Pvt Ltd.	262,281	630,663
	Metcash Ltd.	101,869	296,942
	Mineral Resources Ltd.	27,873	1,062,075
	nib holdings Ltd.	13,927	71,224
	Nine Entertainment Co. Holdings Ltd.	7,224	10,540
	OZ Minerals Ltd.	556	7,425
	Pro Medicus Ltd.	6,642	232,662
*	Qantas Airways Ltd.	112,615	362,885
	Ramsay Health Care Ltd.	32,804	1,620,575
	REA Group Ltd.	3,726	328,724
*	Sierra Rutile Holdings, Ltd.	37,801	8,452
	Sonic Healthcare Ltd.	14,200	341,957
	Steadfast Group Ltd.	11,585	43,433
	Technology One Ltd.	27,672	229,602
	Telstra Corp. Ltd.	430,771	1,177,301
	Wesfarmers Ltd.	64,168	2,102,497
#	Woodside Energy Group Ltd., ADR	45,225	1,027,057
*	Woodside Energy Group Ltd.	12,951	293,354
	Woolworths Group Ltd.	87,688	2,306,991
TOTAL AUSTRALIA			44,000,242
AUSTRIA — (0.1%)
	OMV AG	14,084	599,836
	Verbund AG	1,742	191,560
TOTAL AUSTRIA			791,396

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (0.6%)
	Anheuser-Busch InBev SA	27,797	$1,489,024
	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,795	96,104
	D'ieteren Group	815	133,763
	Proximus SADP	1,574	21,811
	Solvay SA	17	1,493
	UCB SA	11,280	881,405
#	Umicore SA	29,406	1,065,155
TOTAL BELGIUM			3,688,755
CANADA — (10.4%)
	Alimentation Couche-Tard, Inc.	65,533	2,927,760
#	ARC Resources Ltd.	78,800	1,105,188
*	Bausch Health Cos., Inc.	16,760	77,431
	BCE, Inc.	11,285	570,202
#*	CAE, Inc.	15,340	406,203
	Canadian National Railway Co.	34,869	4,417,205
	Canadian Natural Resources Ltd.	83,227	4,594,130
	Canadian Pacific Railway Ltd.	40,130	3,165,053
#	Canadian Tire Corp. Ltd., Class A	8,326	1,069,627
#	CCL Industries, Inc., Class B	18,613	935,047
	Cenovus Energy, Inc.	54,843	1,046,404
*	CGI, Inc.	27,129	2,325,835
	Constellation Software, Inc.	2,545	4,329,332
*	Descartes Systems Group, Inc.	2,513	173,498
	Dollarama, Inc.	27,734	1,680,868
	Element Fleet Management Corp.	4,700	53,953
	Empire Co. Ltd., Class A	31,487	955,515
	FirstService Corp.	4,414	590,498
#	Franco-Nevada Corp.	1,667	213,377
	George Weston Ltd.	11,782	1,406,240
	GFL Environmental, Inc.	400	11,060
	Gildan Activewear, Inc.	16,834	493,573
	Imperial Oil Ltd.	4,950	237,501
	Intact Financial Corp.	9,978	1,485,148
#	Keyera Corp.	13,200	342,125
	Loblaw Cos. Ltd.	23,931	2,178,468
	Metro, Inc.	22,140	1,225,987
	National Bank of Canada	40	2,807
	Northland Power, Inc.	22,126	725,352
	Nutrien Ltd.	28,600	2,449,876
	Open Text Corp.	35,372	1,446,722
#	Parkland Corp.	3,085	86,560
	Pembina Pipeline Corp.	15,245	582,054
	Quebecor, Inc., Class B	26,710	593,417
	Restaurant Brands International, Inc.	32,513	1,743,019
	Ritchie Bros Auctioneers, Inc.	8,111	584,623
#	Rogers Communications, Inc.,Class B	51,585	2,371,233
#	Royal Bank of Canada	22,082	2,153,202
	Shaw Communications, Inc., Class B	52,573	1,421,048
	Stantec, Inc.	9,227	455,315
#	TC Energy Corp.	43,377	2,312,825
	TFI International, Inc.	8,581	857,126
#	Thomson Reuters Corp.	10,296	1,156,035
	Toromont Industries Ltd.	11,004	926,775
	Tourmaline Oil Corp.	32,000	2,004,889
	Waste Connections, Inc.	8,063	1,075,297
	Wheaton Precious Metals Corp.	9,751	334,459

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	WSP Global, Inc.	13,738	$1,657,507
TOTAL CANADA			62,957,369
DENMARK — (2.6%)
	Novo Nordisk AS, Class B	131,950	15,368,712
	Pandora AS	3,699	274,805
TOTAL DENMARK			15,643,517
FINLAND — (1.0%)
	Elisa Oyj	23,831	1,317,975
	Kesko Oyj, Class A	18,062	409,223
	Kesko Oyj, Class B	40,258	995,708
	Kone Oyj, Class B	32,078	1,466,010
	Metso Outotec Oyj	38,639	319,417
	Neste Oyj	24,175	1,243,109
	Sampo Oyj, Class A	3,703	159,980
TOTAL FINLAND			5,911,422
FRANCE — (9.4%)
	Air Liquide SA	14,725	2,024,428
	Airbus SE	60,661	6,540,571
	BioMerieux	751	81,286
#	Bureau Veritas SA	59,188	1,632,441
	Capgemini SE	12,223	2,331,376
	Danone SA	1,032	56,904
	Dassault Systemes SE	3,021	129,576
	Eurofins Scientific SE	27,879	2,173,401
	Hermes International	2,735	3,752,266
	Ipsen SA	7,521	760,803
	Kering SA	6,880	3,938,738
Ω	La Francaise des Jeux SAEM	4,232	151,159
	Legrand SA	35,691	2,921,973
	L'Oreal SA	5,278	1,995,386
	LVMH Moet Hennessy Louis Vuitton SE	25,417	17,648,395
	Sartorius Stedim Biotech	3,652	1,460,944
	SEB SA	628	52,872
	Sodexo SA	1,655	134,475
#	STMicroelectronics NV	65,906	2,494,115
	STMicroelectronics NV	4,346	164,887
	Teleperformance	11,004	3,679,748
	Thales SA	18,476	2,297,668
*	Ubisoft Entertainment SA	17,810	758,250
TOTAL FRANCE			57,181,662
GERMANY — (6.6%)
	Adidas AG	10,654	1,843,051
	Bechtle AG	10,275	475,258
	Brenntag SE	26,013	1,827,286
	Carl Zeiss Meditec AG	3,050	445,116
*	CTS Eventim AG & Co. KGaA	1,115	61,418
	Deutsche Boerse AG	13,130	2,292,042
	Deutsche Post AG	103,523	4,134,694
	Deutsche Telekom AG	347,287	6,598,097
	E.ON SE	426,316	3,832,197
	GEA Group AG	12,238	456,815
#Ω	Hapag-Lloyd AG	4,546	1,566,129
*	HelloFresh SE	13,887	383,833

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Infineon Technologies AG	81,170	$2,226,044
	Knorr-Bremse AG	8,974	534,631
	Merck KGaA	4,320	822,790
	Nemetschek SE	8,353	559,205
	Puma SE	9,223	622,566
#*,*	QIAGEN NV	8,244	409,382
#	Rational AG	599	417,530
	Rheinmetall AG	3,965	727,090
	RWE AG	135,189	5,561,398
	Siemens AG	15,513	1,730,381
Ω	Siemens Healthineers AG	9,826	503,520
	Symrise AG	8,665	1,011,081
	Wacker Chemie AG	3,043	458,112
#*Ω	Zalando SE	15,241	429,082
TOTAL GERMANY			39,928,748
HONG KONG — (2.2%)
	AIA Group Ltd.	341,800	3,433,943
Ω	Budweiser Brewing Co. APAC Ltd.	20,800	57,594
	Chow Tai Fook Jewellery Group Ltd.	261,400	516,986
	HKT Trust & HKT Ltd.	570,000	798,636
	Hong Kong Exchanges & Clearing Ltd.	89,890	4,125,091
	L'Occitane International SA	6,250	21,321
	Man Wah Holdings Ltd.	120,400	94,249
	Orient Overseas International Ltd.	11,000	383,358
	Prada SpA	73,700	425,371
	SITC International Holdings Co. Ltd.	171,000	582,242
	Techtronic Industries Co. Ltd.	205,000	2,274,807
	Xinyi Glass Holdings Ltd.	191,000	376,716
TOTAL HONG KONG			13,090,314
IRELAND — (0.4%)
	Kerry Group PLC, Class A	5,616	592,775
	Kingspan Group PLC	11,512	745,149
	Smurfit Kappa Group PLC	34,029	1,233,463
TOTAL IRELAND			2,571,387
ISRAEL — (0.6%)
	Ashtrom Group Ltd.	3,030	70,615
	Bezeq The Israeli Telecommunication Corp. Ltd.	138,736	237,536
*	Delek Group Ltd.	1,344	204,069
	Elbit Systems Ltd.	1,932	447,385
#	Electra Ltd.	178	106,676
	Fox Wizel Ltd.	1,249	158,804
	ICL Group Ltd.	32,913	299,917
	Mizrahi Tefahot Bank Ltd.	9,823	365,180
*	Nice Ltd., Sponsored ADR	1,581	338,366
*	Nova Ltd.	1,973	209,539
	Shapir Engineering & Industry Ltd.	10,838	96,508
*	Shikun & Binui Ltd.	14,896	70,214
	Shufersal Ltd.	16,069	104,998
	Strauss Group Ltd.	4,186	111,228
*	Tower Semiconductor Ltd.	14,320	683,532
TOTAL ISRAEL			3,504,567
ITALY — (1.7%)
	Amplifon SpA	17,795	588,447

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	CNH Industrial NV	61,000	$785,842
	DiaSorin SpA	1,542	214,404
	Enel SpA	463,513	2,336,692
	Eni SpA	63,171	759,352
	Ferrari NV	11,584	2,453,483
	FinecoBank Banca Fineco SpA	12,945	160,880
*	Iveco Group NV	11,643	71,281
	Moncler SpA	26,907	1,348,817
	Recordati Industria Chimica e Farmaceutica SpA	14,507	643,375
	Snam SpA	153,273	769,052
	Stellantis NV	4,400	63,272
TOTAL ITALY			10,194,897
JAPAN — (19.5%)
	Advantest Corp.	30,600	1,819,996
	Aeon Co. Ltd.	55,400	1,117,247
	Ajinomoto Co., Inc.	44,800	1,178,956
	Asahi Intecc Co. Ltd.	16,400	303,400
	Asics Corp.	9,200	175,292
	Bandai Namco Holdings, Inc.	13,500	1,054,652
	BayCurrent Consulting, Inc.	2,200	688,302
	Benefit One, Inc.	11,300	183,539
	BIPROGY, Inc.	16,800	358,502
	Calbee, Inc.	8,400	180,263
	Capcom Co. Ltd.	32,400	900,640
	Chugai Pharmaceutical Co. Ltd.	55,200	1,550,722
	Cosmos Pharmaceutical Corp.	2,900	311,786
	CyberAgent, Inc.	80,500	803,261
	Daifuku Co. Ltd.	6,851	436,864
	Daikin Industries Ltd.	10,000	1,753,782
	Daito Trust Construction Co. Ltd.	16,800	1,592,683
	Dentsu Group, Inc.	29,500	1,030,481
	Dexerials Corp.	7,500	202,449
	Disco Corp.	3,200	781,855
	Ebara Corp.	10,500	411,328
	Fancl Corp.	6,800	129,612
	Fast Retailing Co. Ltd.	5,000	3,027,951
	Food & Life Cos. Ltd.	18,400	358,568
	FP Corp.	5,300	119,329
	Fuji Electric Co. Ltd.	9,500	429,076
	Fuji Kyuko Co. Ltd.	1,799	55,206
	Fujitsu General Ltd.	200	4,264
	Fujitsu Ltd.	18,800	2,520,372
	GMO internet, Inc.	13,800	271,065
	GMO Payment Gateway, Inc.	5,900	490,307
	Goldwin, Inc.	3,500	218,368
	Hakuhodo DY Holdings, Inc.	28,200	290,055
	Hamamatsu Photonics KK	6,400	290,822
	Hikari Tsushin, Inc.	29	3,195
	Hitachi Ltd.	47,200	2,389,644
	Hitachi Transport System Ltd.	4,700	306,126
	Hoya Corp.	21,900	2,194,197
	Ibiden Co. Ltd.	20,200	596,133
	IHI Corp.	29,300	772,574
	Information Services International-Dentsu Ltd.	2,700	90,791
	Internet Initiative Japan, Inc.	8,900	361,374
	Ito En Ltd.	8,100	381,683
	ITOCHU Corp.	2,500	72,774
	Itochu Techno-Solutions Corp.	11,700	313,556

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Exchange Group, Inc.	56,900	$904,752
	Japan Tobacco, Inc.	64,600	1,159,932
	JCR Pharmaceuticals Co. Ltd.	8,200	152,348
	JMDC, Inc.	1,600	79,619
	Justsystems Corp.	4,500	138,930
	Kakaku.com, Inc.	23,100	452,451
	Kao Corp.	28,800	1,252,639
	KDDI Corp.	199,200	6,386,814
	Keyence Corp.	4,300	1,704,271
	Kikkoman Corp.	9,600	569,229
#	Kobe Bussan Co. Ltd.	21,000	598,608
	Koito Manufacturing Co. Ltd.	100	3,287
	Konami Holdings Corp.	6,200	366,454
	Kubota Corp.	200	3,321
	Kurita Water Industries Ltd.	8,700	352,868
	Lasertec Corp.	11,600	1,660,773
	Lawson, Inc.	12,800	453,907
	M3, Inc.	32,000	1,114,877
	MatsukiyoCocokara & Co.	1,200	45,307
	McDonald's Holdings Co. Japan Ltd.	7,600	285,269
	MEIJI Holdings Co. Ltd.	14,300	746,603
	Menicon Co. Ltd.	2,800	70,605
	Minebea Mitsumi, Inc.	66,900	1,203,405
	MISUMI Group, Inc.	42,500	1,057,328
#	Mitsui High-Tec, Inc.	3,000	201,515
	MonotaRO Co. Ltd.	46,200	824,916
	Murata Manufacturing Co. Ltd.	42,200	2,464,931
	NEC Networks & System Integration Corp.	1,100	15,184
	NET One Systems Co. Ltd.	10,800	251,527
	Nichirei Corp.	12,900	230,180
	Nidec Corp.	10,100	701,890
	Nifco, Inc.	8,100	196,573
	Nihon Kohden Corp.	1,600	35,799
	Nihon M&A Center Holdings, Inc.	53,000	709,248
	Nintendo Co. Ltd.	7,200	3,219,646
	Nippon Sanso Holdings Corp.	32,400	546,351
	Nippon Shinyaku Co. Ltd.	2,400	148,540
	Nissan Chemical Corp.	22,200	1,135,155
	Nissin Foods Holdings Co. Ltd.	2,900	210,036
	Nitori Holdings Co. Ltd.	6,500	687,691
	Nitto Denko Corp.	12,300	792,062
	NOF Corp.	2,900	114,744
	Nomura Research Institute Ltd.	25,830	776,044
	NS Solutions Corp.	1,100	32,368
	NTT Data Corp.	67,000	1,014,045
	Obic Co. Ltd.	1,300	207,831
	Olympus Corp.	102,000	2,183,020
	Ono Pharmaceutical Co. Ltd.	3,100	87,169
	Open House Group Co. Ltd.	15,400	671,828
	Oracle Corp.	4,400	274,420
	Otsuka Corp.	12,800	399,177
	Pan Pacific International Holdings Corp.	48,900	761,396
*	Park24 Co. Ltd.	23,500	330,215
*	PeptiDream, Inc.	4,200	52,593
	Persol Holdings Co. Ltd.	41,500	859,124
	Pigeon Corp.	10,200	148,593
	Rakus Co. Ltd.	7,900	111,762
	Recruit Holdings Co. Ltd.	117,600	4,395,068
	Relo Group, Inc.	15,400	255,717

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Renesas Electronics Corp.	124,100	$1,182,034
	Rohto Pharmaceutical Co. Ltd.	7,500	224,803
	Ryohin Keikaku Co. Ltd.	43,700	433,756
	SCREEN Holdings Co. Ltd.	6,600	477,637
	SCSK Corp.	27,000	475,477
	Seven & I Holdings Co. Ltd.	40,500	1,650,788
	SG Holdings Co. Ltd.	58,500	1,116,445
	Sharp Corp.	49,500	398,425
*	SHIFT, Inc.	800	125,731
	Shimadzu Corp.	16,900	601,284
	Shimano, Inc.	3,700	618,071
	Shin-Etsu Chemical Co. Ltd.	19,000	2,433,790
	Shinko Electric Industries Co. Ltd.	11,000	283,290
	Ship Healthcare Holdings, Inc.	10,400	198,754
	Shiseido Co. Ltd.	12,800	526,505
	SHO-BOND Holdings Co. Ltd.	3,100	137,158
#*	Skylark Holdings Co. Ltd.	52,300	624,019
	SMS Co. Ltd.	10,400	250,012
	Softbank Corp.	216,400	2,502,071
	Sony Group Corp.	104,300	8,847,551
	Square Enix Holdings Co. Ltd.	8,000	371,198
	Sugi Holdings Co. Ltd.	3,600	162,410
	SUMCO Corp.	9,700	135,729
	Sundrug Co. Ltd.	9,500	222,843
	Suntory Beverage & Food Ltd.	12,500	493,218
	Sysmex Corp.	11,900	833,141
	Taiyo Yuden Co. Ltd.	31,700	1,126,619
	Takara Bio, Inc.	1,400	22,625
	TechnoPro Holdings, Inc.	20,100	467,099
	Terumo Corp.	20,700	706,772
	TIS, Inc.	23,700	671,993
	Toei Animation Co. Ltd.	600	49,738
	Tokyo Electron Ltd.	13,700	4,715,450
	Toshiba Corp.	15,700	636,910
	Toshiba TEC Corp.	7,100	234,392
	TOTO Ltd.	13,399	456,395
	Trend Micro, Inc.	24,900	1,447,044
	Unicharm Corp.	23,100	836,734
	USS Co. Ltd.	29,300	574,940
	Welcia Holdings Co. Ltd.	16,100	359,592
	Workman Co. Ltd.	2,000	96,086
	Yamato Holdings Co. Ltd.	13,500	236,237
	Yaoko Co. Ltd.	3,100	150,758
	Yaskawa Electric Corp.	16,600	581,397
	Zenkoku Hosho Co. Ltd.	9,400	319,797
	Zensho Holdings Co. Ltd.	16,600	439,485
	ZOZO, Inc.	24,900	537,882
TOTAL JAPAN			118,327,082
NETHERLANDS — (3.1%)
	ASML Holding NV	3,091	1,776,577
	ASML Holding NV	19,980	11,477,311
#	Koninklijke KPN NV	112,485	371,087
	Universal Music Group NV	61,862	1,400,339
	Wolters Kluwer NV	36,299	3,942,153
TOTAL NETHERLANDS			18,967,467

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (0.3%)
	Chorus Ltd.	39,810	$200,360
	Fisher & Paykel Healthcare Corp. Ltd.	17,835	238,501
#	Mainfreight Ltd.	6,263	304,239
	Spark New Zealand Ltd.	257,123	826,798
TOTAL NEW ZEALAND			1,569,898
NORWAY — (0.9%)
	AF Gruppen ASA	3,894	69,368
#	Aker BP ASA	20,482	711,675
	Atea ASA	3,905	47,681
	Borregaard ASA	4,984	89,466
	Equinor ASA	75,753	2,916,785
	Gjensidige Forsikring ASA	9,295	194,412
	Mowi ASA	26,873	620,097
*	Nordic Semiconductor ASA	5,211	91,576
	Salmar ASA	666	47,705
	Telenor ASA	37,763	458,599
	TOMRA Systems ASA	21,997	514,941
	Veidekke ASA	3,442	35,588
TOTAL NORWAY			5,797,893
PORTUGAL — (0.0%)
	Galp Energia SGPS SA	1,570	16,572
	Jeronimo Martins SGPS SA	14,536	336,464
TOTAL PORTUGAL			353,036
SINGAPORE — (0.9%)
	Dairy Farm International Holdings Ltd.	48,900	137,131
	DBS Group Holdings Ltd.	129,312	2,950,686
	Sembcorp Industries Ltd.	55,600	117,309
	Singapore Exchange Ltd.	144,600	1,036,578
	Singapore Technologies Engineering Ltd.	196,300	572,364
	Singapore Telecommunications Ltd.	15,500	29,242
	United Overseas Bank Ltd.	4,723	94,230
	Venture Corp. Ltd.	26,100	332,520
TOTAL SINGAPORE			5,270,060
SPAIN — (2.0%)
#	Acciona SA	2,420	497,965
#	ACS Actividades de Construccion y Servicios SA	39,226	942,901
*	Amadeus IT Group SA	10,929	637,272
Ω	Cellnex Telecom SA	10,000	447,291
	Endesa SA	49,310	903,824
	Ferrovial SA	38,068	1,019,381
	Grifols SA	5,544	80,896
	Iberdrola SA	206,550	2,205,639
	Iberdrola SA	5,737	61,156
	Industria de Diseno Textil SA	61,458	1,492,628
	Telefonica SA	816,599	3,645,045
TOTAL SPAIN			11,933,998
SWEDEN — (2.4%)
#	AddLife AB, Class B	6,944	119,638
	AddTech AB, Class B	33,781	578,285
	Assa Abloy AB, Class B	46,634	1,101,776
	Atlas Copco AB, Class A	253,368	2,961,710

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Atlas Copco AB, Class B	142,793	$1,483,289
#	Avanza Bank Holding AB	18,298	353,070
	Axfood AB	16,520	524,485
#	Beijer Ref AB, Class B	25,206	399,838
	Bravida Holding AB	12,544	127,037
	Elekta AB, Class B	45,561	329,065
	Epiroc AB, Class A	38,561	681,823
	Epiroc AB, Class B	24,352	386,797
	Essity AB, Class A	1,869	47,649
	Essity AB, Class B	30,415	774,216
Ω	Evolution AB	977	94,799
#	H & M Hennes & Mauritz AB, Class B	72,709	930,278
	Hexatronic Group AB	2,766	33,554
#	HMS Networks AB	4,498	214,415
	Indutrade AB	25,983	610,693
#	Kindred Group PLC, SDR	38,599	339,944
	Lagercrantz Group AB, Class B	28,497	310,706
	Lifco AB, Class B	18,429	358,739
	Medicover AB, Class B	3,768	56,789
	Nibe Industrier AB, Class B	27,027	272,273
	Nolato AB, Class B	7,651	46,042
	Sandvik AB	23,052	424,760
#	Sectra AB, Class B	22,615	415,186
	Sweco AB, Class B	19,191	214,043
	Telefonaktiebolaget LM Ericsson, Class B	1,365	10,382
#Ω	Thule Group AB	13,879	402,932
TOTAL SWEDEN			14,604,213
SWITZERLAND — (8.7%)
	EMS-Chemie Holding AG	124	98,466
	Geberit AG	4,809	2,532,788
	Givaudan SA	681	2,380,474
	Kuehne + Nagel International AG	13,649	3,675,967
#	Logitech International SA	19,929	1,130,174
	Nestle SA	71,016	8,701,397
	Partners Group Holding AG	2,289	2,499,006
#	Roche Holding AG	2,118	863,434
	Roche Holding AG	54,937	18,239,332
	SGS SA	1,431	3,492,309
	Sika AG	19,549	4,830,313
	Sonova Holding AG	5,028	1,810,994
	Straumann Holding AG	5,545	749,964
	Temenos AG	14,830	1,177,094
#Ω	VAT Group AG	989	287,968
TOTAL SWITZERLAND			52,469,680
UNITED KINGDOM — (13.8%)
	Admiral Group PLC	34,875	815,084
	Anglo American PLC	3,308	119,567
	Antofagasta PLC	8,141	115,836
	Ashtead Group PLC	91,718	5,162,779
	AstraZeneca PLC, Sponsored ADR	22,482	1,488,983
Ω	Auto Trader Group PLC	143,477	1,106,138
	B&M European Value Retail SA	182,016	942,451
	BAE Systems PLC	277,096	2,604,353
	Bunzl PLC	34,678	1,301,488
	Burberry Group PLC	72,665	1,597,435
	CNH Industrial NV	79,133	1,009,287

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Compass Group PLC	36,085	$845,696
	Computacenter PLC	13,465	426,796
	Croda International PLC	4,303	393,532
	Diageo PLC, Sponsored ADR	23,354	4,469,956
	Diageo PLC	14,605	691,866
	Electrocomponents PLC	35,180	444,136
*	Entain PLC	37,250	548,136
*††	Evraz PLC	83,618	0
	Experian PLC	116,359	4,073,991
	Ferguson PLC	38,899	4,898,532
*	Frasers Group PLC	11,088	121,322
	Glencore PLC	16,305	92,412
#	GSK PLC	131,362	5,539,552
	Haleon PLC	164,203	1,154,347
	Halma PLC	13,529	381,016
	Harbour Energy PLC	8,985	40,178
	Hargreaves Lansdown PLC	46,044	476,683
	HomeServe PLC	6,866	98,396
	Howden Joinery Group PLC	93,938	775,416
	IMI PLC	31,615	516,242
	Imperial Brands PLC	213,938	4,697,293
	Inchcape PLC	22,829	233,659
#	InterContinental Hotels Group PLC, ADR	6,985	421,286
	Intertek Group PLC	27,700	1,480,432
	JD Sports Fashion PLC	513,395	815,457
	Man Group PLC	163,231	543,027
	Next PLC	24,843	2,068,224
	Reckitt Benckiser Group PLC	23,193	1,881,294
	RELX PLC, Sponsored ADR	13,140	387,893
	RELX PLC	129,373	3,835,656
	Rentokil Initial PLC	174,114	1,149,667
	Rightmove PLC	159,472	1,246,716
	Rio Tinto PLC	86,642	5,230,532
#	Rio Tinto PLC, Sponsored ADR	43,071	2,628,623
	Sage Group PLC	42,674	367,769
	Softcat PLC	15,856	270,507
	Spirax-Sarco Engineering PLC	6,056	883,624
	SSE PLC	172,302	3,721,446
	St. James's Place PLC	90,067	1,352,903
	Unilever PLC, Sponsored ADR	164,032	7,981,797
	Unilever PLC	712	34,676
	Weir Group PLC	2,706	55,334
	WPP PLC, Sponsored ADR	2,876	155,189
TOTAL UNITED KINGDOM			83,694,610
TOTAL COMMON STOCKS			572,452,213
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Fuchs Petrolub SE	1,006	30,143
	Sartorius AG	3,953	1,768,174
TOTAL GERMANY			1,798,317
TOTAL INVESTMENT SECURITIES (Cost $470,047,950)			574,250,530

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (5.2%)
@§	The DFA Short Term Investment Fund	2,730,032	$31,578,279
TOTAL INVESTMENTS — (100.0%)
(Cost $501,624,010)^^			$605,828,809
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$8,526,546	$35,473,696	—	$44,000,242
Austria	—	791,396	—	791,396
Belgium	96,104	3,592,651	—	3,688,755
Canada	62,957,369	—	—	62,957,369
Denmark	—	15,643,517	—	15,643,517
Finland	—	5,911,422	—	5,911,422
France	164,887	57,016,775	—	57,181,662
Germany	423,825	39,504,923	—	39,928,748
Hong Kong	—	13,090,314	—	13,090,314
Ireland	—	2,571,387	—	2,571,387
Israel	943,446	2,561,121	—	3,504,567
Italy	1,287,772	8,907,125	—	10,194,897
Japan	—	118,327,082	—	118,327,082
Netherlands	11,477,311	7,490,156	—	18,967,467
New Zealand	—	1,569,898	—	1,569,898
Norway	—	5,797,893	—	5,797,893
Portugal	—	353,036	—	353,036
Singapore	—	5,270,060	—	5,270,060
Spain	—	11,933,998	—	11,933,998
Sweden	—	14,604,213	—	14,604,213
Switzerland	1,130,174	51,339,506	—	52,469,680
United Kingdom	26,532,116	57,162,494	—	83,694,610
Preferred Stocks
Germany	—	1,798,317	—	1,798,317
Securities Lending Collateral	—	31,578,279	—	31,578,279
TOTAL	$113,539,550	$492,289,259	—	$605,828,809

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (92.9%)
AUSTRALIA — (6.4%)
#	Adairs Ltd.	47,893	$81,179
*	Alcidion Group Ltd.	211,373	23,234
#*	Alligator Energy Ltd.	1,171,868	51,803
	Altium Ltd.	937	20,692
	ARB Corp. Ltd.	22,168	520,549
#*	Archer Materials Ltd.	63,416	33,207
#	Ardent Leisure Group Ltd.	130,687	47,246
*	Argosy Minerals Ltd.	360,077	102,844
*	Aroa Biosurgery Ltd.	18,088	10,900
	AUB Group Ltd.	25,853	354,596
*	Audinate Group Ltd.	13,842	91,594
*	Aussie Broadband Ltd.	29,213	74,648
	Australian Ethical Investment Ltd.	25,309	116,194
	Australian Finance Group Ltd.	93,782	124,936
#*	Australian Vanadium Ltd.	668,783	20,898
#*	AVZ Minerals Ltd.	336,495	188,168
	Baby Bunting Group Ltd.	38,307	129,681
*	Bannerman Energy Ltd.	45,794	72,558
	Beacon Lighting Group Ltd.	26,106	43,684
#*	Bellevue Gold Ltd.	244,927	145,674
*	Black Rock Mining Ltd.	61,006	7,552
	Blackmores Ltd.	4,826	263,532
#	Breville Group Ltd.	26,340	389,414
*	Calidus Resources Ltd.	26,467	13,247
*	Calix Ltd.	18,956	84,431
*	Capricorn Metals Ltd.	105,142	288,536
	Champion Iron Ltd.	42,825	146,114
*	City Chic Collective Ltd.	31,772	51,989
	Clinuvel Pharmaceuticals Ltd.	11,891	157,567
#	Clover Corp. Ltd.	46,760	35,238
#*	Cobalt Blue Holdings Ltd.	58,643	34,006
#	Codan Ltd.	29,274	179,365
#*	Cogstate Ltd.	6,282	7,941
	Collins Foods Ltd.	35,861	261,402
*	Core Lithium Ltd.	504,124	417,897
#*	Corporate Travel Management Ltd.	37,045	494,014
	Credit Corp. Group Ltd.	19,077	324,324
	Data#3 Ltd.	47,477	206,784
#*	De Grey Mining Ltd.	292,355	184,368
#*	Deep Yellow Ltd.	77,008	41,281
	Deterra Royalties Ltd.	102,548	312,997
#	Dicker Data Ltd.	16,388	129,833
	Domain Holdings Australia Ltd.	82,732	207,135
#*	Dreadnought Resources Ltd.	461,580	20,963
	Eagers Automotive Ltd.	50,832	449,377
	Elders Ltd.	27,763	220,610
*	Emerald Resources NL	109,051	81,699
*	Energy Resources of Australia Ltd.	44,404	7,560
*	EVENT Hospitality & Entertainment Ltd.	17,237	172,411
#*	Frontier Digital Ventures Ltd.	39,011	25,790
*	Galan Lithium Ltd.	71,154	59,822
	Generation Development Group Ltd.	11,777	11,794
*	Genetic Signatures Ltd.	10,079	7,653
	Gold Road Resources Ltd.	234,726	229,437
	GR Engineering Services Ltd.	17,215	25,675

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GUD Holdings Ltd.	31,564	$195,280
	Hansen Technologies Ltd.	41,024	164,412
#	HUB24 Ltd.	19,618	338,904
	Imdex Ltd.	144,958	184,559
	Infomedia Ltd.	146,416	163,614
#	Inghams Group Ltd.	134,414	278,682
	Integral Diagnostics Ltd.	84,653	183,518
	InvoCare Ltd.	33,241	257,871
#*	ioneer Ltd.	425,132	168,677
	IPH Ltd.	62,554	386,163
	IRESS Ltd.	52,872	423,982
*	Jindalee Resources Ltd.	4,406	7,549
	Johns Lyng Group Ltd.	52,159	277,291
	Jumbo Interactive Ltd.	10,368	105,072
*	Karoon Energy Ltd.	143,579	189,715
	Kelsian Group Ltd.	2,467	10,625
#*	Lepidico Ltd.	1,828,071	37,627
	Lifestyle Communities Ltd.	27,394	326,347
#*	Lithium Power International Ltd.	92,807	35,253
	Lovisa Holdings Ltd.	15,666	196,798
	MA Financial Group Ltd.	20,277	87,849
#*	Mach7 Technologies Ltd.	30,726	14,659
*	Macquarie Telecom Group Ltd.	2,460	116,277
	Mader Group Ltd.	5,695	11,503
	McMillan Shakespeare Ltd.	20,277	174,843
	Metcash Ltd.	200,302	583,868
	Monadelphous Group Ltd.	1,922	13,953
#*	Musgrave Minerals Ltd.	144,300	25,782
#*	Nanosonics Ltd.	86,878	289,040
#*	Nearmap Ltd.	168,685	165,192
*	Neometals Ltd.	110,978	87,412
	Netwealth Group Ltd.	29,706	269,877
#*	New Century Resources Ltd.	7,229	8,765
	Newcrest Mining Ltd.	13,272	178,172
	nib holdings Ltd.	136,270	696,893
	Nick Scali Ltd.	25,865	175,611
	Objective Corp. Ltd.	6,021	64,655
*	OFX Group Ltd.	73,729	140,529
#*	Omni Bridgeway Ltd.	55,643	161,448
	Orora Ltd.	244,094	611,002
*	Panoramic Resources Ltd.	350,093	48,448
*	Pantoro Ltd.	111,167	14,696
	PeopleIN Ltd.	19,523	46,670
#	Pinnacle Investment Management Group Ltd.	21,019	149,250
	Platinum Asset Management Ltd.	97,636	125,363
#*	PolyNovo Ltd.	95,341	110,179
	PPK Mining Equipment Group	7,132	0
#	Praemium Ltd.	142,921	63,514
	Premier Investments Ltd.	17,037	253,403
	PSC Insurance Group Ltd.	35,928	110,483
	PWR Holdings Ltd.	21,649	127,225
*	ReadyTech Holdings Ltd.	18,559	42,047
*	Red 5 Ltd.	502,778	93,253
#	Regis Healthcare Ltd.	33,045	50,155
*	Renascor Resources Ltd.	302,884	45,221
*	RPMGlobal Holdings Ltd.	60,700	67,409
#*	Rumble Resources Ltd.	53,555	9,382
*	Seven West Media Ltd.	285,596	95,450
	SmartGroup Corp. Ltd.	47,938	232,257

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Strike Energy Ltd.	290,776	$59,545
*	Sunstone Metals Ltd.	508,306	17,920
	Symbio Holdings Ltd.	10,267	28,859
	Technology One Ltd.	85,220	707,093
#*	Temple & Webster Group Ltd.	28,945	107,598
	Universal Store Holdings Ltd.	7,980	27,062
*	Webjet Ltd.	18,883	68,802
*	West African Resources Ltd.	253,101	235,632
TOTAL AUSTRALIA			18,552,228
AUSTRIA — (1.3%)
	ANDRITZ AG	32,842	1,536,671
	AT&S Austria Technologie & Systemtechnik AG	13,042	651,634
*	DO & Co. AG	650	54,308
	Mayr Melnhof Karton AG	478	76,374
#	Oesterreichische Post AG	9,886	284,883
	Palfinger AG	4,328	107,286
	Telekom Austria AG	51,084	316,532
	Wienerberger AG	35,583	819,032
TOTAL AUSTRIA			3,846,720
BELGIUM — (1.2%)
	D'ieteren Group	251	41,196
	Econocom Group SA/NV	34,718	118,112
	Etablissements Franz Colruyt NV	13,096	362,093
	Fagron	20,034	305,575
	Ion Beam Applications	8,066	141,171
*	Kinepolis Group NV	1,086	53,488
	Lotus Bakeries NV	111	631,471
	Melexis NV	5,881	504,606
*	Orange Belgium SA	1,755	33,793
	Proximus SADP	45,306	627,805
	Recticel SA	10,529	161,632
	TER Beke SA	96	9,679
	Van de Velde NV	1,744	65,614
	VGP NV	2,106	369,889
TOTAL BELGIUM			3,426,124
CANADA — (11.6%)
#	Absolute Software Corp.	4,878	45,059
#	AG Growth International, Inc.	5,214	138,152
	Altius Minerals Corp.	10,100	144,258
#	Altus Group Ltd.	15,831	649,905
	Andlauer Healthcare Group, Inc.	4,080	156,949
*	Aritzia, Inc.	32,122	1,013,415
*	ATS Automation Tooling Systems, Inc.	27,628	874,870
	Aura Minerals, Inc.	6,700	37,750
#	Badger Infrastructure Solutions Ltd.	9,938	238,487
*	Baytex Energy Corp.	68,798	369,630
	Bird Construction, Inc.	16,000	90,961
	Boralex, Inc., Class A	28,951	1,050,380
#	Boyd Group Services, Inc.	3,632	456,641
#	Calian Group Ltd.	3,606	194,302
#	Canacol Energy Ltd.	44,249	85,005
#*,*	Canada Goose Holdings, Inc.	13,100	256,655
*	Capstone Mining Corp.	85,032	191,904
#	Cardinal Energy Ltd.	27,555	200,118
	CI Financial Corp.	66,672	768,481

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Cogeco Communications, Inc.	3,814	$246,880
	Computer Modelling Group Ltd.	30,056	116,886
*	Converge Technology Solutions Corp.	13,000	60,302
	Corby Spirit & Wine Ltd.	3,500	47,831
#*	Denison Mines Corp.	228,402	272,895
	ECN Capital Corp.	70,600	329,693
	Element Fleet Management Corp.	69,413	796,823
*	Endeavour Silver Corp.	63,015	229,375
#	Enerplus Corp.	75,981	1,060,695
#	Enghouse Systems Ltd.	13,996	358,493
*	ERO Copper Corp.	17,559	173,732
	Evertz Technologies Ltd.	8,600	97,716
	Exchange Income Corp.	6,505	238,143
#	Extendicare, Inc.	29,768	175,277
#	Fiera Capital Corp.	22,781	162,067
	Finning International, Inc.	51,621	1,128,724
#	First National Financial Corp.	4,137	121,085
	Freehold Royalties Ltd.	31,968	362,481
*	GDI Integrated Facility Services, Inc.	3,415	133,368
	Gear Energy Ltd.	46,459	49,341
#	Gibson Energy, Inc.	51,172	1,051,772
	goeasy Ltd.	4,748	415,123
*	Headwater Exploration, Inc.	40,179	194,847
#	HLS Therapeutics, Inc.	6,000	60,443
*	IBI Group, Inc.	7,002	105,368
	Information Services Corp.	3,203	50,050
#	Innergex Renewable Energy, Inc.	44,740	672,209
Ω	Jamieson Wellness, Inc.	13,990	406,410
*	Journey Energy, Inc.	11,842	52,341
*	Karora Resources, Inc.	35,444	92,724
	K-Bro Linen, Inc.	3,004	76,546
*	Kelt Exploration Ltd.	6,900	37,072
#	Keyera Corp.	1,300	33,694
*	Kinaxis, Inc.	6,150	735,186
#	Labrador Iron Ore Royalty Corp.	22,500	497,247
#*,*	Largo, Inc.	4,902	37,271
	LifeWorks, Inc.	21,191	522,597
#*	Lundin Gold, Inc.	10,500	70,107
*	Major Drilling Group International, Inc.	29,345	219,764
	Maple Leaf Foods, Inc.	9,200	195,201
#	Methanex Corp.	21,324	793,253
	MTY Food Group, Inc.	4,373	197,213
	North American Construction Group Ltd.	5,505	61,326
#	North West Co., Inc.	17,470	470,396
*	NuVista Energy Ltd.	35,464	315,439
#	Pan American Silver Corp.	34,544	702,280
	Paramount Resources Ltd., Class A	16,600	412,359
	Parex Resources, Inc.	10,500	195,479
	Park Lawn Corp.	2,900	78,017
#	Parkland Corp.	50,753	1,424,041
	Pason Systems, Inc.	25,831	310,242
#	Pollard Banknote Ltd.	4,800	82,839
#	Premium Brands Holdings Corp.	11,409	916,694
	Primo Water Corp.	55,980	740,056
	Pulse Seismic, Inc.	14,400	24,964
#*	Real Matters, Inc.	14,643	67,237
*	Recipe Unlimited Corp.	7,400	77,031
	Richelieu Hardware Ltd.	17,672	534,762
	Rogers Sugar, Inc.	21,462	108,437

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Sandstorm Gold Ltd.	46,940	$279,302
#	Savaria Corp.	13,077	138,781
#	Sienna Senior Living, Inc.	22,092	234,282
Ω	Sleep Country Canada Holdings, Inc.	17,149	383,544
*Ω	Spin Master Corp.	10,040	374,221
#	Sprott, Inc.	7,885	298,248
	Stantec, Inc.	11,620	573,674
#	Stelco Holdings, Inc.	10,257	289,476
*Ω	STEP Energy Services Ltd.	8,208	31,472
*	SunOpta, Inc.	2,400	21,168
#	Superior Plus Corp.	68,556	619,416
	Tamarack Valley Energy Ltd.	67,100	233,177
	TECSYS, Inc.	4,000	122,229
*	TeraGo, Inc.	1,900	6,261
	TerraVest Industries, Inc.	2,300	42,657
#*	Touchstone Exploration, Inc.	18,320	13,305
	TransAlta Corp.	20,752	236,988
	TransAlta Corp.	52,100	596,452
*	Trican Well Service Ltd.	70,244	207,899
*	Trisura Group Ltd.	11,251	313,926
*	Uni-Select, Inc.	12,100	349,521
	Vermilion Energy, Inc.	41,427	1,071,302
*	Victoria Gold Corp.	3,123	24,851
*	Viemed Healthcare, Inc.	8,932	70,116
*	Wall Financial Corp.	2,300	21,086
	Waterloo Brewing Ltd.	2,800	10,058
*	Wesdome Gold Mines Ltd.	49,200	395,736
#	Westshore Terminals Investment Corp.	10,814	286,532
	Winpak Ltd.	7,847	284,270
TOTAL CANADA			33,692,716
CHINA — (0.0%)
	BOE Varitronix Ltd.	49,000	113,918
DENMARK — (2.3%)
	cBrain AS	3,927	112,608
	Chemometec AS	7,231	863,760
	Gabriel Holding AS	71	5,265
#	GN Store Nord AS	23,647	823,486
*	ISS AS	37,787	660,386
*Ω	Netcompany Group AS	6,076	340,726
*	Nilfisk Holding AS	8,133	192,220
*	NTG Nordic Transport Group AS, Class A	5,334	235,169
	Royal Unibrew AS	18,120	1,545,339
#*	RTX AS	1,053	24,414
	SimCorp AS	14,171	1,057,699
	Solar AS, Class B	1,204	113,230
	SP Group AS	2,483	111,510
	Topdanmark AS	15,055	733,997
TOTAL DENMARK			6,819,809
FINLAND — (2.7%)
	Alma Media Oyj	5,579	58,375
	Aspo Oyj	1,018	7,838
	Caverion Oyj	32,225	160,713
	Digia Oyj	2,369	17,988
	eQ Oyj	1,222	28,133
*	Evli Oyj, Class B	1,405	25,758

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Fellow Bank PLC	1,405	$25,680
	Harvia Oyj	5,546	118,342
	Huhtamaki Oyj	14,550	567,138
#*	Incap Oyj	1,325	21,168
#	Kamux Corp.	6,613	54,529
	Lassila & Tikanoja Oyj	7,212	84,624
	Marimekko Oyj	9,620	133,735
#	Musti Group Oyj	3,683	76,335
	Olvi Oyj, Class A	1,294	47,641
	Orion Oyj, Class A	7,832	373,795
	Orion Oyj, Class B	41,068	1,960,483
	Pihlajalinna Oyj	2,683	29,150
	Ponsse Oyj	1,251	33,670
#*	QT Group Oyj	3,234	261,503
	Revenio Group Oyj	5,667	291,904
	Sanoma Oyj	28,236	398,851
	Siili Solutions Oyj	628	9,648
#	Talenom Oyj	8,051	92,252
#*	Tecnotree Oyj	22,072	18,402
Ω	Terveystalo Oyj	16,718	157,040
	Tokmanni Group Corp.	14,877	195,696
	Uponor Oyj	22,265	335,205
	Vaisala Oyj, Class A	5,135	236,924
	Valmet Oyj	66,832	1,859,758
#	Verkkokauppa.com Oyj	7,353	30,657
	Wartsila OYJ Abp	9,951	87,435
TOTAL FINLAND			7,800,370
FRANCE — (4.4%)
	Albioma SA	6,594	336,310
	Alten SA	4,862	658,509
	Aubay	2,419	128,625
#	Bastide le Confort Medical	726	27,324
	Catana Group	8,468	63,273
	Cegedim SA	1,355	29,026
	Cie Plastic Omnium SA	10,082	188,568
#*	Claranova SE	2,289	8,991
#	Derichebourg SA	22,233	141,709
	Equasens	1,255	109,330
	Eramet SA	3,483	368,698
	Gaztransport Et Technigaz SA	7,638	1,053,463
*	Groupe Gorge SA	1,281	25,164
#	Guillemot Corp.	881	11,674
*	ID Logistics Group	1,054	341,273
	Infotel SA	775	42,458
	Ipsen SA	5,550	561,422
	IPSOS	9,131	468,016
*	JCDecaux SA	18,514	298,566
#	Kaufman & Broad SA	3,850	106,890
	Linedata Services	871	32,578
#	LNA Sante SA	1,560	53,424
	Metropole Television SA	6,920	91,154
#*	Nacon SA	5,553	31,109
	Nexans SA	5,947	571,177
	Robertet SA	45	42,129
	SEB SA	4,393	369,849
	Seche Environnement SA	870	73,154
	Societe BIC SA	754	42,603
	Societe pour l'Informatique Industrielle	2,947	139,345

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	SOITEC	6,226	$996,576
	Somfy SA	2,100	265,541
	Sopra Steria Group SACA	5,081	846,652
	SPIE SA	33,957	815,475
	Stef SA	198	18,901
	Sword Group	1,888	78,006
	Synergie SE	901	26,982
*	Technicolor SA	39,221	125,669
	Technip Energies NV	33,752	398,620
	Thermador Groupe	1,402	117,986
	Trigano SA	2,230	218,196
*	Ubisoft Entertainment SA	26,647	1,134,480
	Valeo	11,709	251,510
Ω	Verallia SA	17,999	460,714
	Vetoquinol SA	190	23,853
	Virbac SA	1,119	413,309
	Wavestone	2,899	151,379
*	Xilam Animation SA	419	17,235
TOTAL FRANCE			12,776,895
GERMANY — (5.0%)
	Adesso SE	769	133,233
	AIXTRON SE	4,524	116,958
	All for One Group SE	628	33,117
	Allgeier SE	2,087	71,660
	AlzChem Group AG	49	958
	Amadeus Fire AG	1,636	182,790
	Atoss Software AG	1,545	243,790
	Basler AG	3,780	144,023
	Bechtle AG	21,702	1,003,801
Ω	Befesa SA	10,518	487,200
*	bet-at-home.com AG	1,082	10,646
#	CECONOMY AG	33,642	67,850
	CENIT AG	2,561	42,466
	Cewe Stiftung & Co. KGAA	1,649	141,612
	CompuGroup Medical SE & Co. KgaA	9,209	399,194
*	CTS Eventim AG & Co. KGaA	16,441	905,624
	Dermapharm Holding SE	5,914	333,186
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,652	206,283
	EDAG Engineering Group AG	1,049	12,222
	Elmos Semiconductor SE	2,098	101,613
	Encavis AG	32,533	711,912
	Energiekontor AG	2,482	243,596
#	Fabasoft AG	987	21,912
	Fielmann AG	8,956	362,022
	First Sensor AG	410	24,484
#*	flatexDEGIRO AG	13,188	134,138
	Fuchs Petrolub SE	8,275	211,426
	GEA Group AG	18,828	702,804
#	Gerresheimer AG	7,862	472,234
	GFT Technologies SE	6,693	302,489
*	GK Software SE	206	27,426
	Hawesko Holding AG	669	28,640
*	Heidelberger Druckmaschinen AG	22,202	34,075
	Hensoldt AG	11,663	299,033
	Hochtief AG	3,194	171,437
	Hugo Boss AG	16,811	993,402
*	Hypoport SE	986	204,942
	IVU Traffic Technologies AG	3,749	61,799

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Knaus Tabbert AG	265	$7,998
#	Kontron AG	15,647	233,147
	KPS AG	1,655	6,928
*	MAX Automation SE	399	1,612
#*	Nagarro SE	2,666	312,662
	New Work SE	795	106,412
	Nexus AG	4,574	244,366
	OHB SE	1,950	66,927
	Pfeiffer Vacuum Technology AG	1,150	181,827
	PSI Software AG	2,438	60,933
*	PVA TePla AG	5,656	123,548
	Secunet Security Networks AG	437	126,408
	Siltronic AG	4,725	383,615
	Sixt SE	3,687	450,115
#	Stabilus SE	6,289	354,435
	Stemmer Imaging AG	250	8,709
	STRATEC SE	2,416	222,860
	Stroeer SE & Co. KGaA	9,841	430,423
#*Ω	TeamViewer AG	40,383	420,455
	Technotrans SE	369	9,493
	Traffic Systems SE	1,669	38,616
	USU Software AG	848	14,952
#*	va-Q-tec AG	1,882	25,310
#	Varta AG	6,454	525,384
	VERBIO Vereinigte BioEnergie AG	6,441	399,718
	Wacker Chemie AG	700	105,382
	Washtec AG	3,729	156,522
TOTAL GERMANY			14,664,754
HONG KONG — (2.2%)
	ASM Pacific Technology Ltd.	98,300	783,218
	Best Mart 360 Holdings Ltd.	42,000	8,805
††	Brightoil Petroleum Holdings Ltd.	408,000	14,621
	Cafe de Coral Holdings Ltd.	104,000	158,701
#*	Central Holding Group Co. Ltd.	17,000	31,805
*	C-Mer Eye Care Holdings Ltd.	182,000	92,741
	Convenience Retail Asia Ltd.	132,000	15,133
*	Cowell e Holdings, Inc.	98,000	172,145
	EC Healthcare	96,000	82,524
	EuroEyes International Eye Clinic Ltd., Class C	18,000	13,319
	Fairwood Holdings Ltd.	25,500	43,493
*Ω	Frontage Holdings Corp.	186,000	60,930
	FSE Lifestyle Services Ltd.	41,000	26,510
*	Gold Fin Holdings	214,000	0
	Greentech Technology International Ltd.	150,000	17,188
	HKBN Ltd.	195,500	217,189
	Hong Kong Technology Venture Co. Ltd.	166,000	103,483
*	Hypebeast Ltd.	147,500	16,499
	IGG, Inc.	161,000	64,569
	International Housewares Retail Co. Ltd.	145,000	53,579
	Karrie International Holdings Ltd.	190,000	34,118
*	Lifestyle International Holdings Ltd.	104,500	35,874
	L'Occitane International SA	107,250	365,869
	Man Wah Holdings Ltd.	447,600	350,382
	MECOM Power & Construction Ltd.	443,998	128,959
	Modern Dental Group Ltd.	58,000	18,481
*	NagaCorp Ltd.	340,000	317,095
	Pacific Basin Shipping Ltd.	1,253,000	599,229
	Pacific Textiles Holdings Ltd.	256,000	101,799

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Palace Banquet Holdings Ltd.	100,000	$9,156
#	PC Partner Group Ltd.	36,000	32,345
	PCCW Ltd.	876,687	469,210
	Pentamaster International Ltd.	114,000	12,242
	Perfect Medical Health Management Ltd.	132,000	62,034
	Plover Bay Technologies Ltd.	128,000	46,741
Ω	Regina Miracle International Holdings Ltd.	68,000	42,829
#*	Sa Sa International Holdings Ltd.	384,000	63,574
*Ω	Samsonite International SA	294,600	617,955
#	Solomon Systech International Ltd.	206,000	13,645
*	Space Group Holdings Ltd.	70,000	32,574
	SUNeVision Holdings Ltd.	211,000	137,997
	Tradelink Electronic Commerce Ltd.	178,000	22,892
††	Untrade Mh Development NPV	80,000	306
	Vitasoy International Holdings Ltd.	198,000	298,365
	VSTECS Holdings Ltd.	184,000	140,533
	VTech Holdings Ltd.	48,100	327,900
*	Zhaobangji Properties Holdings Ltd.	560,000	31,058
TOTAL HONG KONG			6,289,614
IRELAND — (0.2%)
*	Datalex PLC	14,290	8,949
	Glanbia PLC	47,771	562,907
	Irish Continental Group PLC	40,436	161,864
TOTAL IRELAND			733,720
ISRAEL — (1.5%)
	Arad Ltd.	1,934	26,744
#	AudioCodes Ltd.	7,013	170,416
	Aura Investments Ltd.	30,519	58,856
	Automatic Bank Services Ltd.	5,059	29,565
*	Camtek Ltd.	2,297	67,789
	Danel Adir Yeoshua Ltd.	1,487	188,596
	Delek Automotive Systems Ltd.	14,491	182,360
*	Delek Group Ltd.	2,535	384,907
	Delta Galil Industries Ltd.	272	13,291
	Delta Israel Brands Ltd.	658	12,016
	Duniec Brothers Ltd.	510	33,727
	Electra Consumer Products 1970 Ltd.	2,581	121,535
	Electra Ltd.	141	84,502
*	Fattal Holdings 1998 Ltd.	1,467	171,567
	FMS Enterprises Migun Ltd.	369	11,787
	Formula Systems 1985 Ltd.	1,834	190,797
	Formula Systems 1985 Ltd., Sponsored ADR	300	31,245
	Fox Wizel Ltd.	2,273	289,000
	Globrands Ltd.	90	9,136
	Hamat Group Ltd.	3,892	38,667
	Hilan Ltd.	4,512	262,898
#*	Hiper Global Ltd.	2,782	10,317
	Ilex Medical Ltd.	1,133	38,874
	Inrom Construction Industries Ltd.	19,650	95,085
	Magic Software Enterprises Ltd.	19,753	388,146
	Malam - Team Ltd.	2,020	45,247
	Matrix IT Ltd.	11,596	294,689
#	Max Stock Ltd.	8,472	15,074
#	Maytronics Ltd.	7,089	93,414
*	Neto Malinda Trading Ltd.	651	24,566
	Neto ME Holdings Ltd.	595	32,779

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Novolog Ltd.	80,470	$83,434
	One Software Technologies Ltd.	9,774	160,528
*	Partner Communications Co. Ltd.	24,437	195,039
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	207,093
	Scope Metals Group Ltd.	1,937	92,240
	Tadiran Group Ltd.	920	142,340
	Telsys Ltd.	518	24,093
	Tiv Taam Holdings 1 Ltd.	18,868	39,949
	Victory Supermarket Chain Ltd.	841	12,620
	YH Dimri Construction & Development Ltd.	183	15,267
TOTAL ISRAEL			4,390,195
ITALY — (3.1%)
	ACEA SpA	12,129	175,150
	Aquafil SpA	12,808	83,041
	Arnoldo Mondadori Editore SpA	61,177	106,091
*	Autogrill SpA	20,148	131,450
	Azimut Holding SpA	43,807	766,321
	Banca Generali SpA	23,822	693,067
	Banca Mediolanum SpA	81,199	537,732
	BasicNet SpA	6,975	39,833
	Be Shaping The Future SpA	27,990	96,540
Ω	BFF Bank SpA	27,311	191,885
	Brunello Cucinelli SpA	11,735	682,024
Ω	Carel Industries SpA	7,396	168,505
	De' Longhi SpA	7,451	141,715
#	Digital Bros SpA	2,337	63,402
Ω	doValue SpA	17,634	107,679
*	Elica SpA	6,063	17,598
	ERG SpA	7,411	241,726
	Gefran SpA	807	7,351
	GPI SpA	2,429	35,495
	Gruppo MutuiOnline SpA	8,347	223,665
Ω	GVS SpA	8,123	78,926
	Hera SpA	197,213	566,647
	Interpump Group SpA	10,071	430,412
	LU-VE SpA	2,501	56,689
#	Maire Tecnimont SpA	52,339	145,350
*	Newlat Food SpA	3,674	21,643
	Pharmanutra SpA	1,151	79,220
	Piaggio & C SpA	40,596	106,951
Ω	Piovan SpA	1,843	16,734
Ω	RAI Way SpA	34,041	169,422
	Reply SpA	7,137	939,560
	Sabaf SpA	3,635	89,727
#	Salvatore Ferragamo SpA	20,439	362,543
	Sanlorenzo SpA/Ameglia	1,417	49,331
*	Saras SpA	62,895	79,784
	Sesa SpA	2,243	318,365
	SOL SpA	12,905	239,350
Ω	Technogym SpA	40,447	284,949
	Tinexta SpA	7,866	195,879
#Ω	Unieuro SpA	13,503	162,265
	Zignago Vetro SpA	7,560	95,901
TOTAL ITALY			8,999,918
JAPAN — (22.2%)
*	&Do Holdings Co. Ltd.	3,700	23,457

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Adastria Co. Ltd.	6,700	$100,620
	ADEKA Corp.	16,800	303,883
	Ad-sol Nissin Corp.	1,300	17,004
#	Adtec Plasma Technology Co. Ltd.	2,500	35,172
	Advance Create Co. Ltd.	3,800	28,827
#	Adventure, Inc.	800	49,766
	Adways, Inc.	8,400	44,587
	Aeon Delight Co. Ltd.	6,100	132,021
	Aeon Fantasy Co. Ltd.	2,900	64,954
	Aeon Hokkaido Corp.	7,200	57,214
	Aeon Kyushu Co. Ltd.	1,200	19,448
	Ai Holdings Corp.	10,100	127,857
#*	AI inside, Inc.	300	9,434
	Aica Kogyo Co. Ltd.	13,800	319,758
	Aiming, Inc.	4,400	10,250
	Ain Holdings, Inc.	9,500	547,544
#	Airtrip Corp.	3,700	68,697
	AIT Corp.	2,500	34,344
	Ajis Co. Ltd.	1,000	15,787
	Akatsuki, Inc.	3,300	65,439
*	Akebono Brake Industry Co. Ltd.	46,000	52,780
	Alleanza Holdings Co. Ltd.	4,600	35,922
*	Allied Architects, Inc.	4,800	25,536
*	AlphaPolis Co. Ltd.	500	8,990
	Altech Corp.	4,470	65,225
	Amano Corp.	14,300	275,135
	Amvis Holdings, Inc.	3,700	130,474
	Anest Iwata Corp.	3,100	22,678
	Anritsu Corp.	40,700	497,458
#	Aoyama Zaisan Networks Co. Ltd.	6,400	51,521
	Apaman Co. Ltd.	3,000	10,823
#	Arcland Service Holdings Co. Ltd.	5,300	84,778
	Argo Graphics, Inc.	4,200	109,033
	ARTERIA Networks Corp.	7,500	71,626
	Artiza Networks, Inc.	3,700	31,935
#	ArtSpark Holdings, Inc.	13,300	81,669
*	Aruhi Corp.	14,400	115,503
	As One Corp.	8,500	403,300
	Asahi Co. Ltd.	3,700	36,390
	Asahi Holdings, Inc.	21,600	329,666
	Asahi Net, Inc.	7,000	31,424
	Asante, Inc.	1,900	22,547
	ASKUL Corp.	13,500	178,096
	Asteria Corp.	1,700	11,142
#	Atled Corp.	600	8,686
*	Atrae, Inc.	4,100	59,153
	Aucnet, Inc.	4,600	81,287
#	Avant Corp.	7,100	73,893
	Axial Retailing, Inc.	3,900	100,073
	Baroque Japan Ltd.	3,100	19,062
	Base Co. Ltd.	800	36,855
#	Beauty Garage, Inc.	1,300	27,929
	Beenos, Inc.	4,700	91,364
	Belc Co. Ltd.	3,000	124,060
	Bell System24 Holdings, Inc.	12,200	141,475
	Benesse Holdings, Inc.	19,400	349,627
#*	Bengo4.com, Inc.	2,600	74,986
#	Bic Camera, Inc.	29,000	252,147
	BML, Inc.	8,600	254,354

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bookoff Group Holdings Ltd.	1,200	$9,054
	Bourbon Corp.	2,400	38,738
	BP Castrol KK	2,300	19,607
#	Br Holdings Corp.	17,300	45,292
*	BrainPad, Inc.	7,500	70,458
	Broadleaf Co. Ltd.	38,200	135,088
#	Broadmedia Corp.	2,530	21,893
	Business Brain Showa-Ota, Inc.	2,200	25,019
	Business Engineering Corp.	1,400	28,465
	BuySell Technologies Co. Ltd.	500	19,345
#	C Uyemura & Co. Ltd.	2,300	107,213
#	Can Do Co. Ltd.	270	4,490
	Careerlink Co. Ltd.	3,600	61,681
#	Carenet, Inc.	5,100	44,182
	Carta Holdings, Inc.	1,500	21,628
#	Casa, Inc.	2,300	14,688
#*	CellSource Co. Ltd.	2,300	80,339
	Central Automotive Products Ltd.	3,300	60,467
	Central Security Patrols Co. Ltd.	2,600	49,820
	Ceres, Inc.	3,000	26,856
	Charm Care Corp. KK	5,300	49,029
	CKD Corp.	20,200	286,874
	CMIC Holdings Co. Ltd.	3,100	35,694
#	Colowide Co. Ltd.	18,900	277,191
	Como Co. Ltd.	1,000	20,021
#	Computer Engineering & Consulting Ltd.	6,700	61,833
	Comture Corp.	7,600	171,623
	CONEXIO Corp.	4,800	47,647
	Core Corp.	2,800	32,035
#	Cota Co. Ltd.	5,066	60,582
#	CRE, Inc.	4,100	50,969
	Create Restaurants Holdings, Inc.	38,100	290,171
	Create SD Holdings Co. Ltd.	8,100	187,629
	Creek & River Co. Ltd.	3,700	65,972
	Creo Co. Ltd.	900	6,013
#	Cresco Ltd.	4,500	70,877
*	CrowdWorks, Inc.	200	2,253
	CTS Co. Ltd.	8,600	53,060
#	Cube System, Inc.	1,300	10,415
	Curves Holdings Co. Ltd.	16,500	89,803
	Cyber Com Co. Ltd.	1,300	12,035
	Cyberlinks Co. Ltd.	1,600	13,769
	Cybernet Systems Co. Ltd.	7,900	57,184
	Cybozu, Inc.	9,500	82,091
	Daicel Corp.	35,900	228,371
	Daihen Corp.	6,700	211,058
	Dai-Ichi Cutter Kogyo KK	2,000	20,263
	Daiichikosho Co. Ltd.	400	11,346
	Daiken Medical Co. Ltd.	3,200	11,534
	Daiki Aluminium Industry Co. Ltd.	11,300	105,355
	Daiki Axis Co. Ltd.	2,500	13,249
#	Daikokutenbussan Co. Ltd.	2,100	86,220
	Daiseki Co. Ltd.	14,360	426,880
#	Daiseki Eco. Solution Co. Ltd.	2,300	14,520
	Daitron Co. Ltd.	600	8,524
	Daiwabo Holdings Co. Ltd.	32,900	472,300
	Dear Life Co. Ltd.	5,900	27,859
#	Densan System Holdings Co. Ltd.	2,400	43,034
	Dexerials Corp.	14,500	391,402

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Digital Arts, Inc.	3,900	$193,057
	Digital Garage, Inc.	10,200	296,371
	Digital Hearts Holdings Co. Ltd.	4,700	69,122
	Digital Information Technologies Corp.	4,200	45,812
	Dip Corp.	11,000	295,483
	Direct Marketing MiX, Inc.	5,300	82,511
	DMG Mori Co. Ltd.	42,200	566,755
	Double Standard, Inc.	1,200	18,712
	Drecom Co. Ltd.	6,600	36,952
	DTS Corp.	13,600	345,477
	Dvx, Inc.	1,700	13,240
	Earth Corp.	4,900	196,669
	EAT & Holdings Co. Ltd.	1,200	21,707
	Ebara Foods Industry, Inc.	500	11,634
	Ebara Jitsugyo Co. Ltd.	3,600	63,263
	Ebase Co. Ltd.	8,200	35,602
	Eco's Co. Ltd.	2,700	40,568
	eGuarantee, Inc.	10,500	184,276
	E-Guardian, Inc.	4,100	97,767
	Eiken Chemical Co. Ltd.	9,600	142,005
	Elan Corp.	10,000	88,613
	Elecom Co. Ltd.	16,700	213,724
	EM Systems Co. Ltd.	3,300	27,387
	en Japan, Inc.	11,900	187,021
	Enigmo, Inc.	10,300	39,965
	Entrust, Inc.	4,400	20,675
	Envipro Holdings, Inc.	6,000	35,720
	ES-Con Japan Ltd.	4,700	29,777
	F&M Co. Ltd.	1,900	31,905
	FALCO HOLDINGS Co. Ltd.	1,400	20,177
	FAN Communications, Inc.	8,800	25,988
#*	FDK Corp.	5,900	39,558
#	Fibergate, Inc.	4,000	26,392
	Financial Products Group Co. Ltd.	19,700	153,791
	FINDEX, Inc.	6,200	32,528
	First-corp, Inc.	1,200	6,599
	Fixstars Corp.	4,000	35,712
#	Forum Engineering, Inc.	2,900	21,321
	Forval Corp.	1,800	12,267
	FP Corp.	11,000	247,664
	France Bed Holdings Co. Ltd.	4,900	33,892
*	FreakOut Holdings, Inc.	1,600	19,328
	Freebit Co. Ltd.	4,100	26,982
#	Fronteo, Inc.	10,200	79,642
	Frontier Management, Inc.	1,000	10,555
	FTGroup Co. Ltd.	2,600	17,759
	Fuji Corp.	25,400	393,627
	Fuji Corp.	3,600	34,130
	Fuji Kyuko Co. Ltd.	6,700	205,604
	Fuji Oil Holdings, Inc.	14,100	240,629
	Fuji Soft, Inc.	6,700	407,721
	Fujibo Holdings, Inc.	3,400	89,256
	Fujikura Ltd.	48,900	295,611
	Fujimi, Inc.	3,500	155,905
	Fujitec Co. Ltd.	3,500	75,131
	Fujiya Co. Ltd.	500	8,988
	Fukuda Denshi Co. Ltd.	2,600	144,688
	Fukui Computer Holdings, Inc.	3,200	84,591
	Fukushima Galilei Co. Ltd.	3,200	87,984

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FULLCAST Holdings Co. Ltd.	7,500	$132,744
	Funai Soken Holdings, Inc.	10,630	187,395
	Furukawa Battery Co. Ltd.	4,900	44,264
#	Furuya Metal Co. Ltd.	1,700	112,433
	Furyu Corp.	4,600	38,076
	Fuso Chemical Co. Ltd.	5,600	143,553
	Future Corp.	17,200	208,374
	G-7 Holdings, Inc.	6,500	72,611
	Gakkyusha Co. Ltd.	1,800	21,425
	Gakujo Co. Ltd.	1,800	14,191
	Genki Sushi Co. Ltd.	2,300	44,950
	Genky DrugStores Co. Ltd.	2,200	53,615
	Gift Holdings, Inc.	1,200	24,090
	Giken Ltd.	4,400	109,267
	GL Sciences, Inc.	1,600	28,657
	GLOBERIDE, Inc.	6,500	111,424
#	GMO Financial Gate, Inc.	500	53,399
#	GMO Financial Holdings, Inc.	10,300	60,792
	GMO GlobalSign Holdings KK	1,400	62,890
	GMO internet, Inc.	600	11,785
	Golf Digest Online, Inc.	4,300	55,874
	Good Com Asset Co. Ltd.	4,500	43,158
	gremz, Inc.	3,600	44,258
	GungHo Online Entertainment, Inc.	19,000	370,732
	H.U. Group Holdings, Inc.	19,800	474,505
	Hakudo Co. Ltd.	1,800	33,577
	Halows Co. Ltd.	3,400	80,096
#	Hamee Corp.	2,700	21,437
	Hazama Ando Corp.	51,200	344,666
#*	Hennge KK	5,800	47,032
	Himacs Ltd.	720	8,185
	Hioki EE Corp.	3,300	165,875
	Hirose Tusyo, Inc.	400	7,806
	Hitachi Zosen Corp.	42,700	267,220
	Hito Communications Holdings, Inc.	3,100	38,249
	Hochiki Corp.	1,800	17,979
	Hokuto Corp.	7,600	110,282
	Horiba Ltd.	5,000	246,455
	Hosokawa Micron Corp.	3,000	61,655
	Hotland Co. Ltd.	3,900	39,406
#	IBJ, Inc.	7,600	44,224
	Ichibanya Co. Ltd.	3,564	127,189
	ID Holdings Corp.	3,150	20,126
	Idec Corp.	7,900	176,288
	IDOM, Inc.	25,300	153,791
	Ihara Science Corp.	1,700	28,026
	I'll, Inc.	3,200	39,751
	i-mobile Co. Ltd.	2,800	27,832
	Impact HD, Inc.	1,500	41,134
	Imuraya Group Co. Ltd.	2,200	37,793
*	I-NE Co. Ltd.	900	32,086
	I-Net Corp.	3,440	33,292
	Infocom Corp.	7,700	123,748
	Infomart Corp.	57,700	203,667
	Information Services International-Dentsu Ltd.	8,200	275,734
	Insource Co. Ltd.	8,000	169,281
	Intage Holdings, Inc.	11,300	122,140
	Intelligent Wave, Inc.	3,700	21,553
	Inter Action Corp.	4,400	65,833

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Inui Global Logistics Co. Ltd.	4,300	$60,187
	IPS, Inc.	2,400	46,921
	IR Japan Holdings Ltd.	2,900	48,824
	Iriso Electronics Co. Ltd.	5,400	121,542
	I'rom Group Co. Ltd.	2,300	33,871
	ISB Corp.	3,900	30,474
*	ITbook Holdings Co. Ltd.	2,800	10,081
	Itfor, Inc.	9,100	56,633
	ITmedia, Inc.	4,100	51,063
	JAC Recruitment Co. Ltd.	5,800	85,614
	Japan Aviation Electronics Industry Ltd.	8,100	138,360
	Japan Best Rescue System Co. Ltd.	6,600	38,726
*	Japan Communications, Inc.	29,300	43,907
	Japan Electronic Materials Corp.	4,000	52,977
	Japan Elevator Service Holdings Co. Ltd.	18,500	221,401
*	Japan Hospice Holdings, Inc.	1,700	20,177
	Japan Lifeline Co. Ltd.	18,600	138,777
	Japan Material Co. Ltd.	22,000	326,432
	Japan Medical Dynamic Marketing, Inc.	5,100	63,398
	Japan Property Management Center Co. Ltd.	3,500	27,907
	Japan System Techniques Co. Ltd.	1,100	22,820
	JBCC Holdings, Inc.	5,400	69,913
	JCR Pharmaceuticals Co. Ltd.	11,900	221,090
	JCU Corp.	7,000	187,676
	JFE Systems, Inc.	800	13,836
#*	JIG-SAW, Inc.	1,700	69,137
	JINS Holdings, Inc.	4,000	114,537
	JINUSHI Co. Ltd.	3,400	51,694
	J-Lease Co. Ltd.	2,700	43,064
	JM Holdings Co. Ltd.	3,700	44,745
	JP-Holdings, Inc.	20,500	39,523
	J-Stream, Inc.	3,400	18,690
	Justsystems Corp.	8,800	271,685
	Kaken Pharmaceutical Co. Ltd.	5,300	154,747
	Kakiyasu Honten Co. Ltd.	3,000	53,204
#	Kamakura Shinsho Ltd.	10,700	49,828
	Kameda Seika Co. Ltd.	4,200	149,055
	Kanamic Network Co. Ltd.	7,700	35,588
	Kanematsu Electronics Ltd.	4,000	125,639
	Kanto Denka Kogyo Co. Ltd.	11,100	76,129
	Katitas Co. Ltd.	13,100	329,795
	KeePer Technical Laboratory Co. Ltd.	6,200	166,548
	KEIWA, Inc.	2,000	54,863
	KFC Holdings Japan Ltd.	4,400	97,259
	KH Neochem Co. Ltd.	12,400	236,792
#	Kimura Chemical Plants Co. Ltd.	3,100	17,283
#*	Kintetsu Department Store Co. Ltd.	2,000	35,021
	Ki-Star Real Estate Co. Ltd.	2,900	106,124
#	Kitanotatsujin Corp.	28,300	46,920
	Kito Corp.	5,400	107,686
	Koa Shoji Holdings Co. Ltd.	2,000	11,145
	KOMEDA Holdings Co. Ltd.	14,600	250,231
	Komehyo Holdings Co. Ltd.	2,300	47,548
	Konoshima Chemical Co. Ltd.	2,200	20,531
	Kotobukiya Co. Ltd.	500	24,838
	Kozo Keikaku Engineering, Inc.	1,500	28,508
	Kusuri no Aoki Holdings Co. Ltd.	5,700	237,163
	Kyoden Co. Ltd.	6,600	29,330
	LAC Co. Ltd.	3,800	22,378

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	LAND Co. Ltd.	150,100	$11,307
	Life Corp.	5,400	104,673
	LIKE, Inc.	1,800	32,062
	Linical Co. Ltd.	4,800	30,552
	Link & Motivation, Inc.	13,500	59,099
	LITALICO, Inc.	6,400	121,338
*	Locondo, Inc.	3,000	27,615
*	LTS, Inc.	400	11,179
*	M&A Capital Partners Co. Ltd.	5,300	148,541
*	Macbee Planet, Inc.	600	32,880
	Macnica Fuji Electronics Holdings, Inc.	6,300	128,589
	Macromill, Inc.	9,000	62,367
	Maeda Kosen Co. Ltd.	6,400	149,541
#*	Management Solutions Co. Ltd.	4,400	102,523
	Mani, Inc.	22,800	269,988
	MarkLines Co. Ltd.	4,100	70,932
#	Marumae Co. Ltd.	3,200	48,625
	Maruwa Co. Ltd.	3,300	424,071
	Maruwa Unyu Kikan Co. Ltd.	12,100	138,881
	Marvelous, Inc.	12,200	63,490
	Matsui Securities Co. Ltd.	41,900	253,220
	Maxvalu Tokai Co. Ltd.	500	10,170
	MCJ Co. Ltd.	23,300	165,285
	MEC Co. Ltd.	6,600	119,337
	Media Do Co. Ltd.	2,200	36,476
	Medical Data Vision Co. Ltd.	10,100	99,763
	Medical System Network Co. Ltd.	8,300	27,645
	Medius Holdings Co. Ltd.	2,700	20,549
*	MedPeer, Inc.	5,600	92,725
	Meidensha Corp.	6,500	100,604
	Meiho Facility Works Ltd.	3,100	15,579
	Meiji Shipping Co. Ltd.	3,000	21,052
	Meiko Electronics Co. Ltd.	8,100	195,265
	Meitec Corp.	24,000	452,437
	Melco Holdings, Inc.	1,500	40,210
	Members Co. Ltd.	3,200	67,087
	Menicon Co. Ltd.	17,100	431,195
#*	MetaReal Corp.	1,300	11,585
	METAWATER Co. Ltd.	5,600	83,710
	Micronics Japan Co. Ltd.	10,900	104,689
#	Midac Holdings Co. Ltd.	2,400	53,231
	Milbon Co. Ltd.	10,160	409,754
	Mimasu Semiconductor Industry Co. Ltd.	4,200	67,350
	Ministop Co. Ltd.	4,800	52,666
#	Minkabu The Infonoid, Inc.	3,900	77,201
	Mipox Corp.	4,300	20,715
	Miroku Jyoho Service Co. Ltd.	6,000	67,899
	Mitani Corp.	7,600	90,303
#	Mitani Sekisan Co. Ltd.	2,300	68,247
	Mitsubishi Logisnext Co. Ltd.	8,200	54,574
	Mitsubishi Research Institute, Inc.	2,000	66,075
	Mitsui Matsushima Holdings Co. Ltd.	2,100	50,827
	Mizuho Medy Co. Ltd.	1,000	22,771
*	Mobile Factory, Inc.	1,000	7,563
#	Monex Group, Inc.	60,300	212,761
	Monogatari Corp.	3,300	145,334
	Morinaga & Co. Ltd.	9,800	307,989
	Morinaga Milk Industry Co. Ltd.	9,000	331,856
	Morningstar Japan KK	12,700	47,861

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Mortgage Service Japan Ltd.	2,200	$16,350
	MTI Ltd.	7,500	30,151
	m-up Holdings, Inc.	12,800	148,851
	NAC Co. Ltd.	2,300	16,832
	Nagaileben Co. Ltd.	3,900	59,432
#	Nagatanien Holdings Co. Ltd.	2,700	41,074
	Nagawa Co. Ltd.	1,900	117,534
	Naigai Tec Corp.	1,200	23,667
	Naigai Trans Line Ltd.	2,600	39,781
	Nakamoto Packs Co. Ltd.	400	4,879
	Nakanishi, Inc.	20,600	387,694
	Natori Co. Ltd.	2,300	36,038
	NEC Networks & System Integration Corp.	11,400	157,358
	NET One Systems Co. Ltd.	24,900	579,909
	New Art Holdings Co. Ltd.	3,290	34,291
	Nextage Co. Ltd.	13,500	298,607
*	NexTone, Inc.	1,900	51,479
	Nichias Corp.	15,900	283,733
#	Nihon Dempa Kogyo Co. Ltd.	4,200	36,489
	Nihon Dengi Co. Ltd.	1,000	24,704
	Nihon Kohden Corp.	11,900	266,253
	Niitaka Co. Ltd.	500	8,676
	Nippon Air Conditioning Services Co. Ltd.	6,700	39,454
	Nippon Aqua Co. Ltd.	3,900	18,297
	Nippon Computer Dynamics Co. Ltd.	1,900	9,619
	Nippon Concept Corp.	1,800	21,743
	Nippon Gas Co. Ltd.	41,600	624,603
	Nippon Kanzai Co. Ltd.	1,300	26,443
#	Nippon Kodoshi Corp.	3,000	46,540
#	Nippon Parking Development Co. Ltd.	74,700	94,972
	Nippon Pillar Packing Co. Ltd.	7,600	154,293
	Nippon Systemware Co. Ltd.	2,200	40,476
	Nipro Corp.	33,400	292,907
	Nishimatsu Construction Co. Ltd.	7,000	209,671
	Nishimatsuya Chain Co. Ltd.	12,300	151,845
	Nissei ASB Machine Co. Ltd.	2,700	74,859
	Nissin Electric Co. Ltd.	8,300	95,371
	Nisso Corp.	8,200	37,037
	Nittoc Construction Co. Ltd.	4,800	31,398
	Noevir Holdings Co. Ltd.	4,800	213,200
	Nojima Corp.	7,100	155,739
	Nomura Co. Ltd.	14,500	96,240
#	Nomura Micro Science Co. Ltd.	2,500	68,295
	NS Tool Co. Ltd.	4,400	42,186
	NSD Co. Ltd.	19,600	368,176
	Oat Agrio Co. Ltd.	1,200	15,788
	Ohba Co. Ltd.	2,300	12,333
	Ohsho Food Service Corp.	4,000	209,598
#*	Oisix ra daichi, Inc.	7,800	104,846
	Okamoto Industries, Inc.	2,200	65,285
	Okamoto Machine Tool Works Ltd.	1,600	48,141
	Okinawa Cellular Telephone Co.	4,600	187,286
	Optex Group Co. Ltd.	10,620	165,251
*	Optim Corp.	4,900	31,008
	Optorun Co. Ltd.	9,400	133,385
	Organo Corp.	1,100	76,962
	Oricon, Inc.	2,200	13,540
	Orient Corp.	141,300	143,638
	Oriental Consultants Holdings Co. Ltd.	700	14,733

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oro Co. Ltd.	2,900	$34,346
	Osaka Organic Chemical Industry Ltd.	3,900	73,285
	OSG Corp.	21,200	290,962
	Outsourcing, Inc.	33,000	296,858
	PAL GROUP Holdings Co. Ltd.	5,400	92,351
	Paramount Bed Holdings Co. Ltd.	10,000	185,378
	Pasona Group, Inc.	7,000	107,643
#	PCA Corp.	2,900	26,178
	PCI Holdings, Inc.	2,900	21,283
	Penta-Ocean Construction Co. Ltd.	99,100	544,699
*	PeptiDream, Inc.	17,900	224,145
#	Pharma Foods International Co. Ltd.	5,500	60,857
*	PIA Corp.	800	19,442
	Pickles Corp.	3,000	25,723
	Pigeon Corp.	35,300	514,247
	Pilot Corp.	7,400	282,827
	Pipedo HD, Inc.	500	10,539
	Plenus Co. Ltd.	5,300	79,271
	Pole To Win Holdings, Inc.	9,500	73,595
	Poppins Corp.	800	11,806
*	PR Times, Inc.	1,700	28,623
	Premium Group Co. Ltd.	3,400	116,820
	Premium Water Holdings, Inc.	800	16,713
	Prestige International, Inc.	32,400	168,637
	Prima Meat Packers Ltd.	8,200	139,749
	Pronexus, Inc.	3,800	32,385
	Pro-Ship, Inc.	2,600	31,713
	Proto Corp.	7,500	62,915
	QB Net Holdings Co. Ltd.	3,900	39,916
	Qol Holdings Co. Ltd.	6,300	70,868
	Quick Co. Ltd.	3,900	44,836
#	Raccoon Holdings, Inc.	5,900	68,057
	Raito Kogyo Co. Ltd.	13,600	200,636
	Rakus Co. Ltd.	6,800	96,200
	Relia, Inc.	11,200	93,419
	Relo Group, Inc.	14,400	239,112
*	RENOVA, Inc.	11,600	219,325
	Resorttrust, Inc.	25,100	412,656
	Ride On Express Holdings Co. Ltd.	2,800	27,465
	Riken Keiki Co. Ltd.	2,600	81,078
	Riso Kyoiku Co. Ltd.	32,700	76,610
#	River Eletec Corp.	1,700	12,906
	Rokko Butter Co. Ltd.	2,400	26,142
	Roland Corp.	3,700	119,909
	Roland DG Corp.	2,500	63,422
	Rorze Corp.	4,300	276,676
	Round One Corp.	17,600	198,357
	RS Technologies Co. Ltd.	2,000	94,062
	S Foods, Inc.	3,700	85,019
	Saison Information Systems Co. Ltd.	1,200	16,513
	Sakai Moving Service Co. Ltd.	3,400	126,345
	Sakura Internet, Inc.	8,700	38,572
#*	Sanix, Inc.	9,100	16,956
	Sanken Electric Co. Ltd.	5,800	223,591
	Sankyo Frontier Co. Ltd.	1,500	45,376
	Sankyu, Inc.	8,100	268,602
	Sapporo Holdings Ltd.	16,000	358,275
	Sato Foods Co. Ltd.	600	22,723
	Sato Holdings Corp.	8,300	124,235

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SB Technology Corp.	3,600	$70,072
	SBS Holdings, Inc.	5,900	123,865
	Scroll Corp.	5,600	37,388
	Seed Co. Ltd.	3,000	11,879
	Seiko Electric Co. Ltd.	1,700	15,302
	Seiren Co. Ltd.	12,200	186,349
	SEMITEC Corp.	600	32,557
	Senko Group Holdings Co. Ltd.	21,600	149,515
	Seria Co. Ltd.	18,300	364,515
#	Shibaura Electronics Co. Ltd.	2,200	82,815
	Shibaura Mechatronics Corp.	1,500	113,632
	Shidax Corp.	10,000	40,525
	Shin Maint Holdings Co. Ltd.	2,600	22,982
	Shin Nippon Biomedical Laboratories Ltd.	9,100	140,816
	Shin-Nihon Tatemono Co. Ltd.	3,000	9,646
#	Shinnihonseiyaku Co. Ltd.	4,000	48,463
	Ship Healthcare Holdings, Inc.	19,500	372,664
	SHL-Japan Ltd.	200	4,029
	SHO-BOND Holdings Co. Ltd.	3,400	150,431
	Shoei Co. Ltd.	7,700	330,667
	Shoei Foods Corp.	3,300	98,050
#	SIGMAXYZ Holdings, Inc.	9,800	92,432
	SMS Co. Ltd.	9,200	221,165
#	Snow Peak, Inc.	10,800	216,918
	Softcreate Holdings Corp.	2,500	77,604
	Software Service, Inc.	800	40,694
	Solasto Corp.	14,600	93,736
	Soliton Systems KK	3,900	39,645
	Solxyz Co. Ltd.	5,600	15,543
	Sparx Group Co. Ltd.	35,100	79,619
	S-Pool, Inc.	15,400	127,496
	Sprix Ltd.	1,600	12,457
	SRA Holdings	3,100	68,471
	Star Mica Holdings Co. Ltd.	3,100	37,058
	Star Micronics Co. Ltd.	5,000	64,792
	Starts Corp., Inc.	7,800	169,306
	St-Care Holding Corp.	4,300	29,738
	Step Co. Ltd.	1,600	21,022
	STI Foods Holdings, Inc.	800	14,416
	Strike Co. Ltd.	3,100	91,040
#	Studio Alice Co. Ltd.	3,200	55,706
	Sumitomo Bakelite Co. Ltd.	9,200	297,770
*	Sun*, Inc.	1,700	14,148
	SWCC Showa Holdings Co. Ltd.	4,500	60,035
#*	SymBio Pharmaceuticals Ltd.	4,600	23,504
	System D, Inc.	800	7,911
	System Information Co. Ltd.	5,300	39,420
	System Research Co. Ltd.	1,000	15,843
	System Support, Inc.	1,700	16,678
	Systems Engineering Consultants Co. Ltd.	600	11,052
	Systena Corp.	78,000	267,484
	Syuppin Co. Ltd.	8,200	87,025
	Taiyo Holdings Co. Ltd.	10,500	226,437
	Takamiya Co. Ltd.	5,700	16,267
	Takara & Co. Ltd.	700	10,564
	Takara Bio, Inc.	11,300	182,620
	Takara Holdings, Inc.	37,000	299,329
	Takeuchi Manufacturing Co. Ltd.	11,300	218,372
	Tama Home Co. Ltd.	6,500	120,899

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tamron Co. Ltd.	5,400	$116,720
#	Tazmo Co. Ltd.	4,100	39,076
	TDC Soft, Inc.	5,100	44,808
	TechMatrix Corp.	9,900	137,828
	Techno Quartz, Inc.	100	22,718
	Tecnos Japan, Inc.	3,800	14,095
	Temairazu, Inc.	700	27,279
	Tenpos Holdings Co. Ltd.	1,600	27,889
	T-Gaia Corp.	6,600	81,028
	TKC Corp.	8,200	215,462
	Tocalo Co. Ltd.	23,500	225,971
*	Toda Kogyo Corp.	600	10,909
#	Toho Titanium Co. Ltd.	10,500	176,954
	Tokai Carbon Co. Ltd.	56,100	453,550
	TOKAI Holdings Corp.	29,500	196,748
	Token Corp.	1,600	106,855
*	Tokyo Base Co. Ltd.	6,300	14,966
	Tokyo Electron Device Ltd.	2,800	110,779
#	Tokyo Individualized Educational Institute, Inc.	9,500	42,138
	Tokyo Seimitsu Co. Ltd.	14,300	496,810
	Tokyo Steel Manufacturing Co. Ltd.	15,800	162,526
	Tokyotokeiba Co. Ltd.	6,000	185,854
	Tomen Devices Corp.	1,200	48,806
	Tomy Co. Ltd.	25,400	281,483
	Topcon Corp.	24,900	351,930
	Toridoll Holdings Corp.	17,500	339,948
	Toshiba TEC Corp.	5,500	181,572
	Toukei Computer Co. Ltd.	300	14,564
	Towa Corp.	7,113	96,920
	Towa Pharmaceutical Co. Ltd.	6,100	116,056
#	Toyo Gosei Co. Ltd.	2,000	122,954
	Traders Holdings Co. Ltd.	3,120	7,733
	Trancom Co. Ltd.	1,600	88,428
	Trans Genic, Inc.	7,500	21,459
	Transaction Co. Ltd.	4,000	34,038
	Transcosmos, Inc.	7,300	207,120
	TRE Holdings Corp.	10,700	125,294
	Trenders, Inc.	1,600	18,893
	Tri Chemical Laboratories, Inc.	8,700	148,169
	Tsugami Corp.	16,200	149,070
	Ubicom Holdings, Inc.	2,100	44,014
	ULS Group, Inc.	700	21,500
	Ultrafabrics Holdings Co. Ltd.	1,100	28,269
	Ulvac, Inc.	8,100	305,871
	Usen-Next Holdings Co. Ltd.	4,800	75,170
	User Local, Inc.	2,500	30,847
	UT Group Co. Ltd.	8,900	173,322
*	UUUM Co. Ltd.	3,900	33,877
#*	Uzabase, Inc.	7,300	44,646
	V Technology Co. Ltd.	800	17,965
	Valqua Ltd.	6,500	133,952
	Value HR Co. Ltd.	4,800	50,932
	ValueCommerce Co. Ltd.	5,000	104,045
	Valuence Holdings, Inc.	800	15,280
	V-Cube, Inc.	8,500	89,364
	Vector, Inc.	12,500	114,092
	Vertex Corp.	6,000	58,236
	VINX Corp.	1,200	13,225
*	Visional, Inc.	4,000	219,072

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	VT Holdings Co. Ltd.	19,500	$71,069
	Wacom Co. Ltd.	59,700	391,684
#	Waseda Academy Co. Ltd.	3,700	32,277
	Watahan & Co. Ltd.	3,300	35,549
	WDB Holdings Co. Ltd.	2,100	40,261
	Wealth Management, Inc./ Tokyo	700	13,596
	Weathernews, Inc.	1,500	87,613
#	Wellnet Corp.	5,700	19,451
#	West Holdings Corp.	7,315	225,317
	Will Group, Inc.	5,900	53,966
	WIN-Partners Co. Ltd.	3,900	29,842
	World Holdings Co. Ltd.	2,400	42,939
	YAKUODO Holdings Co. Ltd.	4,300	67,910
	YAMADA Consulting Group Co. Ltd.	4,700	41,312
	Yamaichi Electronics Co. Ltd.	9,200	123,658
	YA-MAN Ltd.	12,700	148,306
	Yaoko Co. Ltd.	4,600	223,706
	YE DIGITAL Corp.	2,000	6,865
	Yokowo Co. Ltd.	5,600	82,846
	Yonex Co. Ltd.	8,600	77,037
*	Yoshimura Food Holdings KK	3,900	13,457
	Yoshinoya Holdings Co. Ltd.	19,900	385,772
	Yotai Refractories Co. Ltd.	3,800	43,478
	Yukiguni Maitake Co. Ltd.	6,000	42,990
	Zenrin Co. Ltd.	10,250	71,285
#	ZERIA Pharmaceutical Co. Ltd.	4,700	77,321
	ZIGExN Co. Ltd.	10,500	26,983
TOTAL JAPAN			64,876,717
NETHERLANDS — (2.2%)
	Aalberts NV	7,438	318,762
*Ω	Alfen Beheer BV	10,399	1,213,961
#	AMG Advanced Metallurgical Group NV	6,921	194,283
	Arcadis NV	27,432	1,014,316
	BE Semiconductor Industries NV	19,776	1,061,610
#	Beter Bed Holding NV	5,725	23,145
	Corbion NV	12,235	426,395
Ω	Flow Traders	9,905	215,249
	Nedap NV	1,373	81,223
#	OCI NV	23,545	817,403
	Ordina NV	2,949	14,945
#	PostNL NV	145,045	381,512
#	SIF Holding NV	885	11,174
	TKH Group NV	13,417	550,780
TOTAL NETHERLANDS			6,324,758
NEW ZEALAND — (0.4%)
*	AFT Pharmaceuticals Ltd.	3,631	8,444
	Briscoe Group Ltd.	6,337	22,309
	Chorus Ltd.	74,062	372,747
	Delegat Group Ltd.	10,102	73,131
	Freightways Ltd.	36,994	240,293
	Hallenstein Glasson Holdings Ltd.	11,317	37,039
	Heartland Group Holdings Ltd.	33,163	43,398
	NZME Ltd.	11,793	8,669
	NZX Ltd.	63,014	47,683
#	PGG Wrightson Ltd.	5,698	16,121
*	Pushpay Holdings Ltd.	168,891	137,646

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
*	Rakon Ltd.	19,137	$17,719
	Restaurant Brands New Zealand Ltd.	7,481	45,318
	Skellerup Holdings Ltd.	33,703	119,232
#	Warehouse Group Ltd.	17,853	36,547
TOTAL NEW ZEALAND			1,226,296
NORWAY — (1.3%)
	2020 Bulkers Ltd.	1,569	18,428
	ABG Sundal Collier Holding ASA	142,823	87,050
*	ArcticZymes Technologies ASA	19,366	166,835
	Atea ASA	25,292	308,822
	Belships ASA	20,073	38,453
	Bonheur ASA	5,125	205,223
	Borregaard ASA	22,150	397,609
	Bouvet ASA	21,167	140,759
*	Cadeler AS	12,600	47,903
*Ω	Crayon Group Holding ASA	18,955	303,871
Ω	Europris ASA	51,346	303,603
*	Gaming Innovation Group, Inc.	13,083	22,232
	Grieg Seafood ASA	14,225	218,429
Ω	Kid ASA	9,010	89,373
	Kitron ASA	55,251	119,401
	Medistim ASA	4,290	131,445
Ω	Multiconsult ASA	4,480	61,632
*	Nekkar ASA	13,060	10,678
#*	Norway Royal Salmon ASA	1,190	30,631
*	Norwegian Energy Co. ASA	5,855	286,215
	OKEA ASA	7,094	29,844
#*	PGS ASA	182,299	125,417
	Protector Forsikring ASA	15,734	185,358
*	SATS ASA	15,682	22,581
	Veidekke ASA	33,651	347,927
*	Volue ASA	2,417	6,151
*	Vow ASA	5,042	11,993
TOTAL NORWAY			3,717,863
PORTUGAL — (0.3%)
	Altri SGPS SA	18,585	109,660
	CTT-Correios de Portugal SA	37,349	127,731
*	Greenvolt-Energias Renovaveis SA	571	5,156
	Ibersol SGPS SA	4,131	24,945
#	Mota-Engil SGPS SA	10,817	13,588
	Navigator Co. SA	46,740	192,893
	NOS SGPS SA	91,968	347,406
TOTAL PORTUGAL			821,379
SINGAPORE — (0.9%)
#	AEM Holdings Ltd.	100,800	319,243
	Aztech Global Ltd.	45,500	28,859
#*	Best World International Ltd.	38,702	38,102
	BRC Asia Ltd.	8,300	10,066
	CSE Global Ltd.	122,800	40,892
	Delfi Ltd.	68,200	36,088
*	Dyna-Mac Holdings Ltd.	157,800	27,524
	First Resources Ltd.	178,500	178,712
	Frencken Group Ltd.	74,400	66,052
	Geo Energy Resources Ltd.	212,100	65,501
*	Golden Energy & Resources Ltd.	130,200	50,992

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Grand Venture Technology Ltd.	19,100	$9,564
	Hour Glass Ltd.	64,000	103,044
	HRnetgroup Ltd.	67,400	38,095
	iFAST Corp. Ltd.	45,700	139,669
	Micro-Mechanics Holdings Ltd.	15,800	34,109
	Nanofilm Technologies International Ltd.	72,100	105,200
	NetLink NBN Trust	37,700	26,214
*	Oceanus Group Ltd.	3,180,800	36,793
	Pan-United Corp. Ltd.	78,600	25,674
	Propnex Ltd.	30,100	35,966
	Q&M Dental Group Singapore Ltd.	87,720	28,627
	Raffles Medical Group Ltd.	193,200	160,927
#*	RH PetroGas Ltd.	105,400	17,346
	Riverstone Holdings Ltd.	84,500	47,791
	Samudera Shipping Line Ltd.	38,100	30,990
*	SATS Ltd.	16,300	46,990
	Sheng Siong Group Ltd.	206,900	239,665
	Silverlake Axis Ltd.	154,600	44,941
	StarHub Ltd.	158,800	143,787
	Thomson Medical Group Ltd.	455,200	26,392
	UMS Holdings Ltd.	221,075	189,455
	Venture Corp. Ltd.	7,000	89,182
	Vicom Ltd.	33,700	50,291
TOTAL SINGAPORE			2,532,743
SPAIN — (2.2%)
#	ACS Actividades de Construccion y Servicios SA	34,072	819,011
*	Amper SA	271,757	54,855
	Applus Services SA	57,013	414,935
	Cia de Distribucion Integral Logista Holdings SA	25,253	520,544
#	CIE Automotive SA	17,150	451,138
	Construcciones y Auxiliar de Ferrocarriles SA	3,914	115,890
	Enagas SA	713	14,074
	Faes Farma SA	82,529	351,963
	Fluidra SA	14,190	265,241
	Fomento de Construcciones y Contratas SA	5,673	56,211
Ω	Global Dominion Access SA	23,540	94,671
*	Grenergy Renovables SA	2,370	93,820
	Indra Sistemas SA	54,888	502,099
	Laboratorios Farmaceuticos Rovi SA	6,557	343,318
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	134,145	148,875
	Miquel y Costas & Miquel SA	1,957	25,229
	Pharma Mar SA	3,396	209,192
Ω	Prosegur Cash SA	118,184	86,118
	Renta 4 Banco SA	926	8,887
	Sacyr SA	200,389	458,282
*	Solaria Energia y Medio Ambiente SA	20,478	472,173
	Vidrala SA	5,198	346,235
	Viscofan SA	10,848	631,770
TOTAL SPAIN			6,484,531
SWEDEN — (2.6%)
	AddNode Group AB, Class B	31,624	329,318
	Alligo AB, Class B	1,446	14,848
	Arjo AB, Class B	19,470	106,954
	Beijer Alma AB	12,510	251,229
	Bilia AB, Class A	12,568	177,579
	BioGaia AB, Class B	4,575	43,133

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Biotage AB	18,514	$407,277
	Bjorn Borg AB	2,015	7,774
Ω	Bravida Holding AB	14,728	149,155
	BTS Group AB, Class B	498	17,683
	Bufab AB	8,404	253,550
	Cellavision AB	3,290	118,516
	Clas Ohlson AB, Class B	8,718	98,890
	Concentric AB	10,778	230,917
Ω	Coor Service Management Holding AB	13,199	109,283
	Electrolux Professional AB, Class B	38,300	234,197
	eWork Group AB	2,192	24,727
#	Fenix Outdoor International AG	1,047	93,874
	FormPipe Software AB	3,198	8,881
	G5 Entertainment AB	1,512	33,331
	GARO AB	7,660	133,843
*Ω	Green Landscaping Group AB	5,723	38,552
	Hexatronic Group AB	41,920	508,522
	HMS Networks AB	1,697	80,894
#	Instalco AB	55,585	275,150
	INVISIO AB	1,066	17,400
#	Kindred Group PLC, SDR	28,420	250,297
	Lagercrantz Group AB, Class B	51,164	557,848
Ω	LeoVegas AB	21,922	131,210
	Lime Technologies AB	2,381	68,354
*	Medcap AB	458	9,849
*	Micro Systemation AB, Class B	3,597	16,967
#	MIPS AB	7,640	408,738
*	Momentum Group AB	1,446	8,285
	Mycronic AB	9,624	141,549
	NCAB Group AB	33,761	206,752
	Nederman Holding AB	4,197	76,784
	Nilorngruppen AB, Class B	1,161	12,745
	Nolato AB, Class B	50,880	306,181
*	Note AB	4,907	100,756
	OEM International AB, Class B	20,968	158,196
	Proact IT Group AB	6,525	57,515
#*Ω	Scandic Hotels Group AB	49,528	202,823
	Sintercast AB	1,167	13,997
	SkiStar AB	9,997	155,191
	Softronic AB, Class B	7,712	19,007
	Systemair AB	20,103	121,665
	TF Bank AB	1,398	23,781
*	Tobii AB	7,494	19,545
*	Transtema Group AB	2,901	8,022
	Troax Group AB	12,341	262,366
	Vitec Software Group AB, Class B	7,706	355,300
	Volati AB	3,354	47,445
	XANO Industri AB, Class B	3,570	43,931
TOTAL SWEDEN			7,550,576
SWITZERLAND — (6.1%)
	ALSO Holding AG	1,975	366,178
	APG SGA SA	419	80,079
*	Aryzta AG	277,303	316,916
	Ascom Holding AG	10,301	80,307
	Bachem Holding AG, Class B	145	9,778
	Belimo Holding AG	3,285	1,348,538
#	Bellevue Group AG	1,821	60,929
	Bossard Holding AG, Class A	2,067	460,700

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Burckhardt Compression Holding AG	891	$402,530
	Burkhalter Holding AG	1,211	95,320
	Clariant AG	1,138	21,321
	Coltene Holding AG	1,298	126,597
	Comet Holding AG	2,055	379,007
	Daetwyler Holding AG	1,738	423,647
	dormakaba Holding AG	989	471,142
*	Dufry AG	21,411	806,163
	Emmi AG	679	675,575
	Forbo Holding AG	368	494,174
Ω	Galenica AG	13,617	1,078,064
	Georg Fischer AG	23,934	1,462,820
	Gurit Holding AG, Class BR	210	25,585
	Huber & Suhner AG	2,321	208,989
	Inficon Holding AG	607	506,578
	Interroll Holding AG	224	591,145
	Kardex Holding AG	2,288	458,815
	Komax Holding AG	488	132,382
	LEM Holding SA	150	298,019
Ω	Medacta Group SA	1,885	186,616
Ω	Medmix AG	915	20,735
	Mobilezone Holding AG	13,931	248,638
	Orior AG	2,145	183,554
*Ω	Sensirion Holding AG	2,994	347,469
	SFS Group AG	5,394	592,916
	Siegfried Holding AG	1,345	995,371
#	Stadler Rail AG	9,739	315,411
	Swissquote Group Holding SA	2,403	292,143
	Tecan Group AG	85	30,187
	Temenos AG	13,508	1,072,164
Ω	VAT Group AG	5,465	1,591,251
	VZ Holding AG	3,833	313,523
	Ypsomed Holding AG	562	79,766
	Zehnder Group AG	2,510	162,067
TOTAL SWITZERLAND			17,813,109
UNITED KINGDOM — (12.8%)
	4imprint Group PLC	6,662	260,238
	888 Holdings PLC	132,080	237,669
	AG Barr PLC	21,383	140,961
	AJ Bell PLC	71,866	276,519
Ω	Alfa Financial Software Holdings PLC	29,356	53,743
*	AO World PLC	25,696	13,598
	Aptitude Software Group PLC	10,699	52,343
	Argentex Group PLC	10,211	9,601
	Ashmore Group PLC	72,471	190,991
Ω	Biffa PLC	56,254	249,441
	Bodycote PLC	1,395	10,205
	Brewin Dolphin Holdings PLC	64,474	403,015
	Britvic PLC	88,023	924,850
	Brooks Macdonald Group PLC	2,774	73,583
	Bytes Technology Group PLC	60,390	333,313
	CareTech Holdings PLC	2,037	18,654
	Chemring Group PLC	67,320	284,906
	Clarkson PLC	3,864	162,491
Ω	CMC Markets PLC	23,986	75,203
	Coats Group PLC	431,804	390,529
	Computacenter PLC	24,476	775,807
Ω	ContourGlobal PLC	55,126	172,708

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Cranswick PLC	14,004	$570,994
	CVS Group PLC	22,169	465,435
	Devro PLC	48,728	109,738
	Diploma PLC	27,241	914,821
	DiscoverIE Group PLC	6,682	61,915
	Domino's Pizza Group PLC	83,777	291,962
	dotdigital group PLC	83,924	100,378
	Drax Group PLC	94,082	902,502
	Dunelm Group PLC	37,158	386,350
Ω	DWF Group PLC	73,156	83,425
	EMIS Group PLC	18,658	416,658
*	Energean PLC	28,206	395,779
*	EnQuest PLC	263,651	92,631
*	Ergomed PLC	8,338	122,488
	FDM Group Holdings PLC	26,704	301,213
	Fevertree Drinks PLC	26,774	350,797
	Fintel PLC	2,332	5,786
Ω	Forterra PLC	69,313	249,752
*	Frasers Group PLC	45,280	495,441
*	Frontier Developments PLC	4,322	82,093
	Games Workshop Group PLC	8,702	823,581
	Gamma Communications PLC	18,693	253,550
	GB Group PLC	6,659	41,206
	Greggs PLC	33,984	847,291
	Hays PLC	366,188	571,315
*	Helios Towers PLC	174,370	306,567
	Hill & Smith Holdings PLC	21,333	342,906
	Hilton Food Group PLC	22,059	297,247
	Hollywood Bowl Group PLC	33,538	82,450
	HomeServe PLC	107,631	1,542,452
	IDOX PLC	94,139	71,206
	IG Group Holdings PLC	37,143	360,370
	IMI PLC	24,686	403,098
	Impax Asset Management Group PLC	29,072	255,265
	Inchcape PLC	109,083	1,116,484
*	Indivior PLC	235,069	920,564
	IntegraFin Holdings PLC	73,456	245,105
Ω	Integrated Diagnostics Holdings PLC	16,300	13,489
*	IWG PLC	220,696	517,573
	James Halstead PLC	93,307	242,136
Ω	JTC PLC	22,642	205,895
	Kainos Group PLC	29,736	495,695
	Keywords Studios PLC	14,562	447,692
	Liontrust Asset Management PLC	17,876	227,106
	LSL Property Services PLC	10,293	40,426
Ω	Luceco PLC	32,411	43,076
	Macfarlane Group PLC	22,063	31,144
	Man Group PLC	351,183	1,168,295
	Marshalls PLC	62,376	376,599
	Medica Group PLC	4,656	9,033
	Midwich Group PLC	11,682	74,364
	Mitie Group PLC	160,724	153,578
	Moneysupermarket.com Group PLC	129,570	322,553
	Morgan Advanced Materials PLC	106,291	413,685
	Morgan Sindall Group PLC	8,436	209,149
	Mortgage Advice Bureau Holdings Ltd.	11,028	124,825
*	Motorpoint group PLC	20,730	48,897
*Ω	Network International Holdings PLC	6,925	17,077
	Next Fifteen Communications Group PLC	23,661	296,260

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Nichols PLC	797	$11,675
	Ninety One PLC	94,908	236,352
*	Oxford Biomedica PLC	16,114	94,611
	Oxford Instruments PLC	15,187	421,448
	Pagegroup PLC	100,653	560,231
	Pan African Resources PLC	179,067	44,027
	PayPoint PLC	31,650	231,168
	Plus500 Ltd.	27,850	565,229
	Polar Capital Holdings PLC	20,109	119,825
	Porvair PLC	1,852	12,651
	PZ Cussons PLC	50,718	130,129
	Record PLC	14,254	12,203
	Renew Holdings PLC	19,291	174,870
*	Renewi PLC	24,623	227,661
	Renishaw PLC	7,299	387,491
*	Renold PLC	27,285	8,159
	Robert Walters PLC	16,780	110,748
	Rotork PLC	251,708	798,737
*	Savannah Energy PLC	173,578	71,821
	Savills PLC	38,312	558,568
	Serco Group PLC	180,730	415,804
	Serica Energy PLC	48,317	223,635
	Softcat PLC	30,455	519,568
	Spirent Communications PLC	193,208	664,574
*	SSP Group PLC	152,380	473,859
	SThree PLC	44,534	204,545
	Strix Group PLC	8,187	15,931
††	Studio Retail Group PLC	9,958	10,459
	Synthomer PLC	16,221	46,271
	Tatton Asset Management PLC	9,729	48,456
	TClarke PLC	14,286	28,210
	Telecom Plus PLC	19,182	527,275
*	TEN Entertainment Group PLC	3,345	9,302
	Topps Tiles PLC	24,408	11,617
	Treatt PLC	14,901	146,613
	Tribal Group PLC	22,995	24,367
	Ultra Electronics Holdings PLC	17,948	766,462
	Victrex PLC	24,116	568,004
	VIDENDUM PLC	12,312	193,911
	Volex PLC	36,996	142,137
	Volution Group PLC	66,108	338,145
*Ω	Watches of Switzerland Group PLC	56,697	614,612
	Watkin Jones PLC	54,162	145,083
*	WH Smith PLC	33,990	599,940
	Wickes Group PLC	81,507	135,339
	Wilmington PLC	4,671	15,635
	Wincanton PLC	33,429	153,486
	XP Power Ltd.	5,066	188,006
TOTAL UNITED KINGDOM			37,478,580
UNITED STATES — (0.0%)
*	5E Advanced Materials, Inc.	49,063	80,152
	Arko Corp.	1,177	10,745
*	GXO Logistics, Inc.	498	23,935
TOTAL UNITED STATES			114,832
TOTAL COMMON STOCKS			271,048,365

International Small Cap Growth Portfolio
CONTINUED
	Shares	Value»
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Fuchs Petrolub SE	21,351	$639,741
Sixt SE	5,452	384,631
STO SE & Co. KGaA	473	73,392
TOTAL GERMANY		1,097,764
RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
* MECOM Power & Construction Ltd.	29,600	980
TOTAL INVESTMENT SECURITIES (Cost $274,254,834)		272,147,109

			Value†
SECURITIES LENDING COLLATERAL — (6.7%)
@§	The DFA Short Term Investment Fund	1,684,917	19,489,433
TOTAL INVESTMENTS — (100.0%)
(Cost $293,743,714)^^			$291,636,542
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$178,172	$18,374,056	—	$18,552,228
Austria	—	3,846,720	—	3,846,720
Belgium	—	3,426,124	—	3,426,124
Canada	33,692,716	—	—	33,692,716
China	—	113,918	—	113,918
Denmark	—	6,819,809	—	6,819,809
Finland	—	7,800,370	—	7,800,370
France	—	12,776,895	—	12,776,895
Germany	—	14,664,754	—	14,664,754
Hong Kong	—	6,274,687	$14,927	6,289,614
Ireland	—	733,720	—	733,720
Israel	589,807	3,800,388	—	4,390,195
Italy	—	8,999,918	—	8,999,918
Japan	—	64,876,717	—	64,876,717
Netherlands	—	6,324,758	—	6,324,758
New Zealand	—	1,226,296	—	1,226,296
Norway	—	3,717,863	—	3,717,863
Portugal	—	821,379	—	821,379
Singapore	—	2,532,743	—	2,532,743
Spain	—	6,484,531	—	6,484,531
Sweden	—	7,550,576	—	7,550,576
Switzerland	—	17,813,109	—	17,813,109
United Kingdom	—	37,468,121	10,459	37,478,580
United States	34,680	80,152	—	114,832
Preferred Stocks
Germany	—	1,097,764	—	1,097,764
Rights/Warrants
Hong Kong	—	980	—	980
Securities Lending Collateral	—	19,489,433	—	19,489,433
TOTAL	$34,495,375	$257,115,781	$25,386^	$291,636,542

International Small Cap Growth Portfolio
CONTINUED
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (15.0%)
	Federal Home Loan Bank
	2.750%, 12/13/24	1,700	$1,691,306
	3.125%, 09/12/25	1,000	1,008,008
	5.750%, 06/12/26	200	220,765
	3.000%, 09/11/26	1,200	1,207,743
	3.000%, 03/10/28	2,500	2,524,603
	3.250%, 06/09/28	3,190	3,241,124
	3.250%, 11/16/28	7,100	7,285,508
	2.125%, 09/14/29	945	894,390
	2.125%, 12/14/29	1,000	941,834
	5.500%, 07/15/36	3,295	4,111,584
	Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29	2,500	3,135,991
	6.750%, 03/15/31	3,815	4,891,959
	6.250%, 07/15/32	4,239	5,414,137
	Federal National Mortgage Association
	2.125%, 04/24/26	3,800	3,705,021
	1.875%, 09/24/26	6,000	5,779,938
	0.750%, 10/08/27	1,750	1,580,259
	6.250%, 05/15/29	4,330	5,222,577
	7.125%, 01/15/30	3,583	4,595,889
	7.250%, 05/15/30	3,316	4,315,678
	0.875%, 08/05/30	10,700	9,131,332
	6.625%, 11/15/30	4,400	5,570,374
	TOTAL AGENCY OBLIGATIONS		76,470,020
BONDS — (56.4%)
	3M Co.
	2.875%, 10/15/27	850	831,871
	2.375%, 08/26/29	1,000	914,068
	7-Eleven, Inc.
Ω	1.800%, 02/10/31	220	179,286
Ω	2.500%, 02/10/41	350	253,203
	Activision Blizzard, Inc.
	3.400%, 06/15/27	100	98,586
	1.350%, 09/15/30	2,500	2,085,669
	Advance Auto Parts, Inc.
	3.500%, 03/15/32	270	241,251
	Aetna, Inc.
	3.500%, 11/15/24	50	49,782
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25	150	149,372
	3.300%, 06/15/30	800	734,390
	Aflac, Inc.
#	3.625%, 11/15/24	250	251,521
#	3.250%, 03/17/25	50	49,667
	Ahold Finance USA LLC
	6.875%, 05/01/29	40	45,481
		Face Amount	Value†
		(000)

Airbus SE
Ω	3.150%, 04/10/27	200	$195,802
Aker BP ASA
Ω	3.750%, 01/15/30	1,400	1,288,061
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	400	379,099
Ω	3.439%, 05/13/41	1,150	891,391
Alphabet, Inc.
	1.100%, 08/15/30	4,000	3,417,924
Amazon.com, Inc.
	3.150%, 08/22/27	600	599,932
	1.500%, 06/03/30	4,500	3,914,685
	2.100%, 05/12/31	1,000	899,754
#	4.800%, 12/05/34	1,500	1,660,158
Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	125	106,227
American Campus Communities Operating Partnership LP
	3.875%, 01/30/31	800	805,671
American Express Co.
	3.300%, 05/03/27	700	691,120
American Honda Finance Corp.
	2.300%, 09/09/26	750	715,050
	1.800%, 01/13/31	500	426,030
American International Group, Inc.
#	3.900%, 04/01/26	200	200,100
American Tower Corp.
	2.300%, 09/15/31	500	415,140
	4.050%, 03/15/32	625	598,247
American Water Capital Corp.
	2.950%, 09/01/27	100	95,889
Ameriprise Financial, Inc.
	4.000%, 10/15/23	30	30,189
	3.700%, 10/15/24	400	400,067
	2.875%, 09/15/26	500	485,669
	4.500%, 05/13/32	200	203,707
AmerisourceBergen Corp.
	3.450%, 12/15/27	200	196,686
Anthem, Inc.
#	3.650%, 12/01/27	1,100	1,103,921
	2.250%, 05/15/30	500	444,371
ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27	500	488,975
Aon Corp.
	3.750%, 05/02/29	1,000	973,501
Aon Global Ltd.
	3.500%, 06/14/24	275	274,356

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Apple, Inc.
#	3.250%, 02/23/26	250	$251,826
	2.450%, 08/04/26	295	288,327
	1.650%, 02/08/31	500	439,246
	Applied Materials, Inc.
	3.300%, 04/01/27	300	300,282
	Arrow Electronics, Inc.
	3.875%, 01/12/28	400	387,075
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31	1,000	802,438
	AT&T, Inc.
#	2.750%, 06/01/31	1,025	919,394
	2.550%, 12/01/33	228	193,027
	Australia & New Zealand Banking Group Ltd.
	3.700%, 11/16/25	250	251,347
	Autodesk, Inc.
	3.500%, 06/15/27	845	833,281
	Automatic Data Processing, Inc.
	1.250%, 09/01/30	3,300	2,805,290
	AutoNation, Inc.
	3.850%, 03/01/32	1,542	1,374,136
	AutoZone, Inc.
	3.125%, 04/21/26	450	441,711
	AvalonBay Communities, Inc.
#	2.050%, 01/15/32	1,300	1,111,643
	Avnet, Inc.
	4.625%, 04/15/26	250	252,968
	3.000%, 05/15/31	1,500	1,262,333
	5.500%, 06/01/32	120	119,996
	AXIS Specialty Finance PLC
	4.000%, 12/06/27	728	713,389
	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	600	581,441
	Banco Santander SA
	3.800%, 02/23/28	200	189,026
	Bank of America Corp.
	3.300%, 01/11/23	150	150,109
	4.000%, 04/01/24	136	137,571
	Bank of Montreal
	1.850%, 05/01/25	2,000	1,912,319
	Bank of New York Mellon Corp.
	3.650%, 02/04/24	300	302,290
	1.600%, 04/24/25	850	807,520
	2.800%, 05/04/26	500	490,177
	Bank of Nova Scotia
	2.150%, 08/01/31	3,000	2,542,034
	2.450%, 02/02/32	275	236,326
	Barclays PLC
	4.375%, 01/12/26	500	501,628
	Barrick North America Finance LLC
	5.700%, 05/30/41	500	532,077
		Face Amount	Value†
		(000)

Best Buy Co., Inc.
	4.450%, 10/01/28	300	$303,719
	1.950%, 10/01/30	800	660,421
BlackRock, Inc.
	3.250%, 04/30/29	2,000	1,950,818
	2.400%, 04/30/30	1,000	908,478
	1.900%, 01/28/31	1,000	862,474
Boardwalk Pipelines LP
	3.600%, 09/01/32	1,050	921,698
Booking Holdings, Inc.
	3.600%, 06/01/26	635	638,792
	4.625%, 04/13/30	1,000	1,028,893
Boston Properties LP
	2.550%, 04/01/32	404	334,122
BPCE SA
#	4.000%, 04/15/24	500	499,589
Brighthouse Financial, Inc.
#	5.625%, 05/15/30	1,500	1,509,840
British Telecommunications PLC
	5.125%, 12/04/28	500	505,287
Ω	3.250%, 11/08/29	1,000	899,052
Broadcom, Inc.
	4.150%, 11/15/30	322	305,507
	4.300%, 11/15/32	500	473,658
Ω	3.419%, 04/15/33	767	661,426
Ω	3.469%, 04/15/34	345	295,245
Ω	3.137%, 11/15/35	483	388,376
Ω	3.187%, 11/15/36	41	32,841
Ω	4.926%, 05/15/37	436	413,345
Ω	3.500%, 02/15/41	150	119,382
Brown & Brown, Inc.
	4.200%, 09/15/24	240	240,205
Brunswick Corp.
	2.400%, 08/18/31	700	536,652
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27	965	948,995
Campbell Soup Co.
	4.150%, 03/15/28	86	86,678
Canadian Pacific Railway Co.
	2.900%, 02/01/25	50	49,024
Capital One Financial Corp.
	3.750%, 04/24/24	50	49,838
	3.750%, 03/09/27	700	688,532
	3.800%, 01/31/28	700	677,051
Cardinal Health, Inc.
#	3.410%, 06/15/27	500	493,250
Carrier Global Corp.
	3.377%, 04/05/40	1,000	823,554
Charles Schwab Corp.
	3.625%, 04/01/25	30	30,141
#	3.200%, 03/02/27	700	692,583
	2.900%, 03/03/32	600	554,502
Choice Hotels International, Inc.
	3.700%, 12/01/29	1,500	1,356,749
Chubb INA Holdings, Inc.
	3.350%, 05/15/24	50	50,133

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	CI Financial Corp.
	3.200%, 12/17/30	1,000	$782,551
	Cigna Corp.
	3.500%, 06/15/24	250	250,741
	3.250%, 04/15/25	350	346,651
	3.400%, 03/01/27	56	55,243
	2.400%, 03/15/30	500	447,837
	2.375%, 03/15/31	400	353,294
	Cincinnati Financial Corp.
	6.920%, 05/15/28	600	682,987
	Citigroup, Inc.
	3.875%, 10/25/23	380	384,091
	8.125%, 07/15/39	1,500	2,036,647
	Citizens Bank NA
#	3.750%, 02/18/26	2,000	1,988,994
	Citrix Systems, Inc.
#	3.300%, 03/01/30	1,500	1,471,415
	Clorox Co.
#	3.900%, 05/15/28	750	755,875
	CME Group, Inc.
	3.750%, 06/15/28	600	609,191
	CNA Financial Corp.
	3.950%, 05/15/24	300	300,405
	4.500%, 03/01/26	280	284,130
	CNO Financial Group, Inc.
#	5.250%, 05/30/29	700	689,190
	Coca-Cola Co.
	2.900%, 05/25/27	400	396,424
	Comcast Corp.
	3.375%, 08/15/25	500	500,382
	3.150%, 03/01/26	200	198,830
	4.250%, 01/15/33	500	511,573
	7.050%, 03/15/33	400	493,470
	3.750%, 04/01/40	1,300	1,196,275
	Comerica, Inc.
	4.000%, 02/01/29	500	495,218
	Commonwealth Bank of Australia
Ω	3.150%, 09/19/27	100	97,009
	Conagra Brands, Inc.
#	4.850%, 11/01/28	1,000	1,020,420
	5.300%, 11/01/38	300	294,243
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	300	296,637
	5.300%, 03/01/35	350	377,977
	Constellation Energy Generation LLC
	3.250%, 06/01/25	600	584,064
	Cooperatieve Rabobank UA
	3.375%, 05/21/25	1,500	1,486,198
	Corporate Office Properties LP
	2.900%, 12/01/33	300	235,636
	Costco Wholesale Corp.
	1.600%, 04/20/30	3,000	2,629,609
#	1.750%, 04/20/32	600	516,961
		Face Amount	Value†
		(000)

Cox Communications, Inc.
Ω	3.500%, 08/15/27	400	$388,903
Ω	8.375%, 03/01/39	1,500	1,994,543
Credit Suisse AG
	3.625%, 09/09/24	500	493,774
CRH America Finance, Inc.
Ω	3.950%, 04/04/28	200	198,671
Crown Castle International Corp.
	2.900%, 04/01/41	550	416,397
CVS Health Corp.
	2.750%, 12/01/22	200	199,848
	2.700%, 08/21/40	400	304,395
Deere & Co.
	5.375%, 10/16/29	80	88,713
#	3.900%, 06/09/42	1,000	980,646
Dentsply Sirona, Inc.
	3.250%, 06/01/30	2,525	2,157,540
Devon Energy Corp.
	5.600%, 07/15/41	200	205,650
Dick's Sporting Goods, Inc.
#	3.150%, 01/15/32	1,300	1,065,404
Discover Bank
	4.650%, 09/13/28	1,400	1,364,674
Discovery Communications LLC
	3.900%, 11/15/24	150	147,831
#	4.900%, 03/11/26	200	203,475
Dollar General Corp.
	3.250%, 04/15/23	100	99,787
	4.150%, 11/01/25	500	506,068
Dollar Tree, Inc.
	4.200%, 05/15/28	400	400,372
Eaton Corp.
	3.103%, 09/15/27	400	389,179
	4.000%, 11/02/32	900	901,838
Eaton Vance Corp.
	3.500%, 04/06/27	1,500	1,479,600
Ecolab, Inc.
	2.700%, 11/01/26	500	491,672
Electronic Arts, Inc.
	4.800%, 03/01/26	164	169,362
Elevance Health, Inc.
	3.500%, 08/15/24	150	149,831
	4.101%, 03/01/28	400	405,601
Enbridge Energy Partners LP
	5.500%, 09/15/40	650	668,947
Enbridge, Inc.
	3.500%, 06/10/24	300	299,467
#	3.700%, 07/15/27	500	490,563
Enel Finance International NV
Ω	3.500%, 04/06/28	200	185,288
Ω	6.000%, 10/07/39	750	751,680
Enterprise Products Operating LLC
	3.900%, 02/15/24	100	100,240
	6.125%, 10/15/39	200	219,825

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Equinix, Inc.
	2.150%, 07/15/30	300	$253,713
	2.500%, 05/15/31	500	428,652
	Equinor ASA
	2.650%, 01/15/24	100	99,217
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	200	198,527
	Exelon Corp.
	3.400%, 04/15/26	200	198,216
	Expedia Group, Inc.
	3.250%, 02/15/30	2,000	1,727,270
	Extra Space Storage LP
	2.350%, 03/15/32	900	729,632
	FedEx Corp.
	4.900%, 01/15/34	672	704,421
	3.250%, 05/15/41	250	204,213
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	700	628,825
	Fifth Third Bancorp
#	3.950%, 03/14/28	500	495,313
	First American Financial Corp.
	2.400%, 08/15/31	350	276,769
	Flex Ltd.
	4.875%, 06/15/29	700	686,059
	Flowserve Corp.
	2.800%, 01/15/32	900	719,084
	FMR LLC
Ω	4.950%, 02/01/33	250	259,186
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	2,000	1,796,276
	Franklin Resources, Inc.
	1.600%, 10/30/30	3,300	2,703,483
	GATX Corp.
#	3.250%, 09/15/26	400	385,990
	3.500%, 06/01/32	850	764,269
	General Mills, Inc.
#	4.200%, 04/17/28	400	409,408
	General Motors Financial Co., Inc.
	5.250%, 03/01/26	130	132,551
	Georgia-Pacific LLC
	7.750%, 11/15/29	40	49,273
	Global Payments, Inc.
	4.800%, 04/01/26	530	534,420
	4.450%, 06/01/28	1,107	1,082,822
	Goldman Sachs Group, Inc.
	4.000%, 03/03/24	2,000	2,014,275
	3.750%, 02/25/26	1,150	1,151,642
	Halliburton Co.
	3.500%, 08/01/23	11	10,968
	6.700%, 09/15/38	400	453,062
	Harley-Davidson, Inc.
#	3.500%, 07/28/25	585	576,188
	Hasbro, Inc.
	3.500%, 09/15/27	100	96,383
		Face Amount	Value†
		(000)

#	6.350%, 03/15/40	1,900	$2,030,374
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	1,000	869,220
	Honeywell International, Inc.
#	2.500%, 11/01/26	700	680,615
	HP, Inc.
	3.400%, 06/17/30	2,000	1,798,214
	6.000%, 09/15/41	500	510,149
	HSBC Holdings PLC
	4.300%, 03/08/26	200	201,150
#	3.900%, 05/25/26	1,000	994,941
	Huntington Bancshares, Inc.
	2.550%, 02/04/30	500	440,471
	Illinois Tool Works, Inc.
	3.500%, 03/01/24	100	100,470
	4.875%, 09/15/41	2,000	2,083,625
	ING Groep NV
	3.550%, 04/09/24	500	496,248
	4.050%, 04/09/29	700	672,873
	Intel Corp.
#	3.150%, 05/11/27	500	498,171
	2.800%, 08/12/41	2,000	1,602,156
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40	4,750	3,710,225
	International Business Machines Corp.
	3.300%, 01/27/27	750	746,225
	1.950%, 05/15/30	3,000	2,605,596
	4.000%, 06/20/42	400	362,642
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24	124	124,064
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31	1,000	784,797
	2.700%, 01/15/34	1,000	798,879
	ITC Holdings Corp.
	3.650%, 06/15/24	200	198,972
	Jabil, Inc.
	3.600%, 01/15/30	750	680,913
	Jackson Financial, Inc.
Ω	3.125%, 11/23/31	235	190,859
	Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25	350	357,863
	Jefferies Group LLC
	2.750%, 10/15/32	620	489,652
	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27	400	405,452
	2.625%, 10/15/31	350	282,448
	JPMorgan Chase & Co.
#	3.875%, 02/01/24	500	506,019
	3.900%, 07/15/25	1,000	1,012,542
	2.950%, 10/01/26	500	486,794

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Kellogg Co.
	2.750%, 03/01/23	75	$74,593
	3.250%, 04/01/26	200	197,998
	3.400%, 11/15/27	500	488,709
	Kemper Corp.
	3.800%, 02/23/32	800	732,572
	Keurig Dr Pepper, Inc.
#	3.400%, 11/15/25	250	248,254
	KeyBank NA
#	3.300%, 06/01/25	250	248,172
	KeyCorp
	2.550%, 10/01/29	800	711,035
	Kilroy Realty LP
	2.500%, 11/15/32	1,900	1,521,374
	2.650%, 11/15/33	500	398,015
	Kimberly-Clark Corp.
	2.400%, 06/01/23	50	49,733
	Kimco Realty Corp.
	2.700%, 10/01/30	2,200	1,929,522
	Kinder Morgan Energy Partners LP
	6.500%, 09/01/39	100	106,393
	Kraft Heinz Foods Co.
	6.875%, 01/26/39	500	571,950
	4.625%, 10/01/39	1,700	1,551,592
	Kroger Co.
	7.500%, 04/01/31	424	520,825
	Laboratory Corp. of America Holdings
#	3.600%, 09/01/27	750	741,025
	Lam Research Corp.
	4.000%, 03/15/29	250	254,093
	Lear Corp.
	3.800%, 09/15/27	111	107,492
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24	900	866,208
	Legg Mason, Inc.
	4.750%, 03/15/26	30	30,932
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	1,000	999,246
	Lincoln National Corp.
	3.350%, 03/09/25	75	74,427
#	3.400%, 01/15/31	450	413,439
	3.400%, 03/01/32	750	677,589
	7.000%, 06/15/40	1,000	1,168,266
	Lloyds Banking Group PLC
	4.450%, 05/08/25	700	703,476
#	3.750%, 01/11/27	450	440,041
	4.375%, 03/22/28	1,000	988,356
	Loews Corp.
	2.625%, 05/15/23	50	49,863
	3.750%, 04/01/26	200	201,362
	Lowe's Cos., Inc.
	3.875%, 09/15/23	50	50,277
	3.375%, 09/15/25	125	124,318
	LSEGA Financing PLC
Ω	2.500%, 04/06/31	750	665,248
Ω	3.200%, 04/06/41	613	503,278
		Face Amount	Value†
		(000)

	LyondellBasell Industries NV
	5.750%, 04/15/24	100	$102,516
	Macquarie Bank Ltd.
Ω	3.900%, 01/15/26	250	250,055
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25	1,300	1,276,454
	Marathon Petroleum Corp.
	6.500%, 03/01/41	500	556,047
	Marriott International, Inc.
	2.750%, 10/15/33	2,000	1,636,557
	Mars, Inc.
Ω	1.625%, 07/16/32	1,400	1,153,598
	Marsh & McLennan Cos., Inc.
	3.500%, 03/10/25	250	249,932
	2.375%, 12/15/31	574	501,746
	4.750%, 03/15/39	500	500,345
	Mastercard, Inc.
	2.950%, 11/21/26	300	297,476
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27	150	146,320
	McDonald's Corp.
	3.700%, 01/30/26	150	152,147
	Medtronic, Inc.
	4.375%, 03/15/35	500	526,067
	MetLife, Inc.
#	3.600%, 04/10/24	50	50,411
	3.000%, 03/01/25	250	247,412
	5.700%, 06/15/35	2,850	3,229,009
	Micron Technology, Inc.
	4.663%, 02/15/30	600	588,571
	3.366%, 11/01/41	600	452,944
	Microsoft Corp.
	3.300%, 02/06/27	1,900	1,929,118
	4.200%, 11/03/35	600	644,059
	Mohawk Industries, Inc.
#	3.625%, 05/15/30	500	464,646
	Morgan Stanley
	3.875%, 04/29/24	350	352,875
	3.875%, 01/27/26	400	402,553
	3.625%, 01/20/27	400	397,940
	Morgan Stanley Domestic Holdings, Inc.
	4.500%, 06/20/28	750	766,559
	Mosaic Co.
	4.250%, 11/15/23	194	195,525
	Motorola Solutions, Inc.
	4.600%, 05/23/29	900	881,362
	MPLX LP
	4.125%, 03/01/27	397	393,765
	4.500%, 04/15/38	300	272,719
	National Australia Bank Ltd.
Ω	3.500%, 01/10/27	250	247,663
	National Bank of Canada
	2.100%, 02/01/23	1,000	993,214

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32	121	$154,895
Nationwide Building Society
Ω	3.900%, 07/21/25	600	598,467
Natwest Group PLC
	4.800%, 04/05/26	200	202,007
NetApp, Inc.
	3.300%, 09/29/24	200	197,625
	2.700%, 06/22/30	500	435,575
NIKE, Inc.
	2.375%, 11/01/26	100	96,956
#	2.850%, 03/27/30	7,900	7,559,684
Nomura Holdings, Inc.
	2.679%, 07/16/30	400	335,960
Northern Trust Corp.
	1.950%, 05/01/30	600	525,191
Nucor Corp.
	3.950%, 05/01/28	300	297,236
	3.125%, 04/01/32	1,480	1,338,108
	6.400%, 12/01/37	1,750	2,047,915
Nuveen Finance LLC
Ω	4.125%, 11/01/24	50	49,929
NVIDIA Corp.
	3.500%, 04/01/40	1,000	916,211
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	300	299,020
Oracle Corp.
#	2.950%, 05/15/25	1,250	1,218,616
	3.250%, 11/15/27	1,750	1,665,611
O'Reilly Automotive, Inc.
	3.600%, 09/01/27	800	793,311
Paramount Global
	2.900%, 01/15/27	504	477,001
	4.200%, 05/19/32	500	453,849
Penske Truck Leasing Co. L.P./ PTL Finance Corp.
#Ω	3.400%, 11/15/26	721	693,151
Phillips 66 Co.
Ω	3.550%, 10/01/26	200	196,492
Ω	3.750%, 03/01/28	500	483,329
Ω	3.150%, 12/15/29	465	428,854
Piedmont Operating Partnership LP
	3.150%, 08/15/30	500	424,170
PNC Bank NA
	3.250%, 06/01/25	250	248,037
PPG Industries, Inc.
	2.800%, 08/15/29	473	438,354
Primerica, Inc.
	2.800%, 11/19/31	1,700	1,469,256
Principal Financial Group, Inc.
	3.125%, 05/15/23	200	199,551
	3.100%, 11/15/26	100	96,149
Progressive Corp.
	2.450%, 01/15/27	200	192,765
		Face Amount	Value†
		(000)

	3.000%, 03/15/32	1,700	$1,588,966
	Province of Quebec Canada
	7.500%, 09/15/29	500	636,845
	Prudential PLC
	3.625%, 03/24/32	2,400	2,273,907
	PulteGroup, Inc.
	6.000%, 02/15/35	1,500	1,534,948
	QUALCOMM, Inc.
	1.650%, 05/20/32	651	551,347
	Quanta Services, Inc.
	2.900%, 10/01/30	1,147	989,624
	Quest Diagnostics, Inc.
#	3.500%, 03/30/25	200	198,383
	Realty Income Corp.
	2.850%, 12/15/32	500	447,030
	1.800%, 03/15/33	2,000	1,581,164
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26	400	398,489
	3.150%, 06/15/30	1,300	1,178,378
	RELX Capital, Inc.
	4.750%, 05/20/32	200	208,723
	Rockwell Automation, Inc.
	2.875%, 03/01/25	300	296,413
	Roper Technologies, Inc.
	3.800%, 12/15/26	200	200,155
	Ross Stores, Inc.
#	1.875%, 04/15/31	1,000	831,386
	Royalty Pharma PLC
	2.200%, 09/02/30	1,800	1,520,192
	3.300%, 09/02/40	1,175	916,545
	Ryder System, Inc.
	3.350%, 09/01/25	1,000	979,265
	salesforce, Inc.
	3.700%, 04/11/28	200	204,815
	Santander Holdings USA, Inc.
	4.500%, 07/17/25	250	249,443
	4.400%, 07/13/27	200	195,292
	Santander UK PLC
	4.000%, 03/13/24	50	50,245
	Schlumberger Investment SA
#	2.650%, 06/26/30	439	398,789
	Shell International Finance BV
	2.875%, 05/10/26	650	639,022
	4.125%, 05/11/35	650	650,428
	Sherwin-Williams Co.
	3.450%, 08/01/25	100	99,472
	2.950%, 08/15/29	1,000	921,924
	Simon Property Group LP
	2.200%, 02/01/31	1,000	840,111
	2.250%, 01/15/32	2,500	2,068,344
	Societe Generale SA
#Ω	3.000%, 01/22/30	1,900	1,641,695
	Solvay Finance America LLC
Ω	4.450%, 12/03/25	200	200,151

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Southwest Gas Corp.
	3.700%, 04/01/28	100	$96,100
	2.200%, 06/15/30	500	411,238
	Spectra Energy Partners LP
	4.750%, 03/15/24	400	405,112
	Standard Chartered PLC
#Ω	4.050%, 04/12/26	200	198,382
	State Street Corp.
	3.550%, 08/18/25	200	201,212
	Steel Dynamics, Inc.
	3.250%, 01/15/31	125	111,344
	Stryker Corp.
	3.375%, 05/15/24	200	200,016
	3.375%, 11/01/25	500	495,737
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26	600	596,712
	3.040%, 07/16/29	800	729,406
	2.130%, 07/08/30	1,800	1,519,572
	2.222%, 09/17/31	250	208,460
	Sysco Corp.
#	3.300%, 07/15/26	1,000	987,467
	Tapestry, Inc.
	3.050%, 03/15/32	500	418,531
	Target Corp.
#	2.500%, 04/15/26	195	191,096
	TCI Communications, Inc.
	7.875%, 02/15/26	140	158,925
	Telefonica Emisiones SA
	7.045%, 06/20/36	700	808,063
	4.665%, 03/06/38	500	451,683
	Telefonica Europe BV
	8.250%, 09/15/30	975	1,183,318
	Texas Instruments, Inc.
	2.900%, 11/03/27	500	490,327
	1.750%, 05/04/30	1,305	1,157,312
	Thomson Reuters Corp.
	4.300%, 11/23/23	400	403,676
	TJX Cos., Inc.
#	2.250%, 09/15/26	1,150	1,107,302
	Toronto-Dominion Bank (The)
	4.456%, 06/08/32	950	968,515
	TransCanada PipeLines Ltd.
	4.875%, 01/15/26	90	92,544
	4.250%, 05/15/28	300	301,479
#	4.625%, 03/01/34	800	808,034
	Travelers Cos., Inc.
	5.350%, 11/01/40	800	875,336
	Travelers Property Casualty Corp.
	6.375%, 03/15/33	675	822,427
	TWDC Enterprises 18 Corp.
#	3.150%, 09/17/25	200	198,768
	4.375%, 08/16/41	2,000	1,973,606
	U.S. Bancorp
	3.700%, 01/30/24	75	75,723
	U.S. Bank NA
#	2.800%, 01/27/25	750	738,233
	Face Amount	Value†
	(000)

UDR, Inc.
2.100%, 06/15/33	1,000	$784,703
Unilever Capital Corp.
2.000%, 07/28/26	100	95,722
Union Pacific Corp.
3.750%, 03/15/24	200	200,953
2.891%, 04/06/36	650	575,296
United Parcel Service, Inc.
2.450%, 10/01/22	100	99,923
Valero Energy Corp.
6.625%, 06/15/37	450	512,018
VeriSign, Inc.
2.700%, 06/15/31	1,000	851,109
Verizon Communications, Inc.
4.329%, 09/21/28	823	844,108
4.016%, 12/03/29	151	151,536
2.355%, 03/15/32	238	205,556
Visa, Inc.
2.050%, 04/15/30	2,000	1,820,788
4.150%, 12/14/35	2,963	3,100,802
VMware, Inc.
# 3.900%, 08/21/27	160	157,165
Vodafone Group PLC
7.875%, 02/15/30	200	241,003
6.250%, 11/30/32	533	598,534
Vornado Realty LP
3.400%, 06/01/31	1,000	845,892
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	158	157,538
Walmart, Inc.
# 2.550%, 04/11/23	100	99,748
Walt Disney Co.
3.700%, 09/15/24	200	201,113
6.200%, 12/15/34	300	355,591
Waste Management, Inc.
1.500%, 03/15/31	1,100	918,081
Wells Fargo & Co.
3.000%, 02/19/25	650	642,703
Welltower, Inc.
4.125%, 03/15/29	450	438,282
2.750%, 01/15/31	2,000	1,736,112
Westlake Chemical Corp.
3.375%, 06/15/30	100	92,353
Westpac Banking Corp.
2.850%, 05/13/26	300	291,863
3.350%, 03/08/27	550	541,897
# 2.150%, 06/03/31	4,767	4,160,450
WestRock MWV LLC
8.200%, 01/15/30	222	270,922
Whirlpool Corp.
3.700%, 05/01/25	200	199,819
# 4.750%, 02/26/29	600	612,692
WP Carey, Inc.
2.450%, 02/01/32	1,000	830,800
WRKCo, Inc.
3.000%, 06/15/33	1,700	1,490,044

DFA Social Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

Zoetis, Inc.
3.000%, 09/12/27	355	$342,249
TOTAL BONDS		288,236,689
U.S. TREASURY OBLIGATIONS — (24.0%)
U.S. Treasury Bonds
6.750%, 08/15/26	1,000	1,152,031
6.625%, 02/15/27	3,000	3,488,555
4.500%, 02/15/36	2,200	2,668,102
4.750%, 02/15/37	1,000	1,246,719
1.125%, 05/15/40	3,400	2,429,273
1.750%, 08/15/41	7,300	5,703,125
U.S. Treasury Notes
0.125%, 07/31/23	1,600	1,555,250
0.250%, 06/15/24	4,200	3,996,727
2.250%, 11/15/25	2,000	1,964,609
1.625%, 05/15/26	2,500	2,397,070
1.500%, 08/15/26	3,500	3,330,606
1.625%, 09/30/26	2,000	1,912,734
2.000%, 11/15/26	3,000	2,908,359
1.625%, 11/30/26	1,500	1,432,207
1.500%, 01/31/27	2,000	1,896,953
2.250%, 02/15/27	2,500	2,446,582
2.375%, 05/15/27	3,775	3,713,361
0.500%, 06/30/27	3,500	3,143,711
2.250%, 08/15/27	1,700	1,661,219
0.500%, 10/31/27	3,800	3,385,859
2.250%, 11/15/27	1,000	975,391
0.625%, 11/30/27	1,250	1,119,189
0.625%, 12/31/27	3,000	2,681,133
2.750%, 02/15/28	1,700	1,699,734
	Face Amount	Value†
	(000)

1.125%, 02/29/28	4,500	$4,126,992
1.250%, 03/31/28	5,250	4,837,588
1.250%, 04/30/28	5,800	5,338,492
2.875%, 05/15/28	4,250	4,279,219
2.875%, 08/15/28	4,250	4,279,551
3.125%, 11/15/28	5,000	5,109,570
2.625%, 02/15/29	4,000	3,976,875
2.375%, 05/15/29	1,750	1,713,018
1.625%, 08/15/29	750	699,990
1.500%, 02/15/30	600	552,773
0.625%, 05/15/30	6,050	5,184,094
0.625%, 08/15/30	8,100	6,912,844
0.875%, 11/15/30	6,200	5,391,578
1.125%, 02/15/31	400	354,078
1.625%, 05/15/31	6,000	5,521,172
1.250%, 08/15/31	6,000	5,326,641
TOTAL U.S. TREASURY OBLIGATIONS		122,512,974
TOTAL INVESTMENT SECURITIES (Cost $527,384,879)		487,219,683

		Shares
SECURITIES LENDING COLLATERAL — (4.6%)
@§	The DFA Short Term Investment Fund	2,022,957	23,399,542
TOTAL INVESTMENTS — (100.0%)
(Cost $550,784,787)^^			$510,619,225

Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$76,470,020	—	$76,470,020
Bonds	—	288,236,689	—	288,236,689
U.S. Treasury Obligations	—	122,512,974	—	122,512,974
Securities Lending Collateral	—	23,399,542	—	23,399,542
TOTAL	—	$510,619,225	—	$510,619,225

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (20.0%)
Treasury Inflation Protected Security
0.125%, 07/15/24	17,228	$17,400,596
0.125%, 07/15/26	10,971	11,108,046
U.S. Treasury Inflation Indexed Bonds
0.500%, 04/15/24	25,951	26,285,824
0.125%, 10/15/24	41,626	41,935,452
2.375%, 01/15/25	31,193	33,148,000
0.125%, 04/15/25	41,572	41,892,418
0.375%, 07/15/25	67,152	68,486,793
0.125%, 10/15/25	43,074	43,578,304
0.625%, 01/15/26	63,392	65,085,294
0.125%, 04/15/26	77,324	77,936,241
0.125%, 10/15/26	3,475	3,519,242
TOTAL U.S. TREASURY OBLIGATIONS		430,376,210

	Shares
AFFILIATED INVESTMENT COMPANIES — (79.9%)
Investment in DFA Intermediate Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	92,337,284	1,078,499,479
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	66,071,863	638,254,198
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		1,716,753,677
TOTAL INVESTMENT SECURITIES (Cost $2,277,283,951)		2,147,129,887

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	1,917,277	1,917,277
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1	13
TOTAL INVESTMENTS — (100.0%)
(Cost $2,279,201,241)^^			$2,149,047,177
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$430,376,210	—	$430,376,210
Affiliated Investment Companies	$1,716,753,677	—	—	1,716,753,677
Temporary Cash Investments	1,917,277	—	—	1,917,277
Securities Lending Collateral	—	13	—	13
TOTAL	$1,718,670,954	$430,376,223	—	$2,149,047,177

U.S. High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (3.1%)
*	Altice USA, Inc., Class A	136,587	$1,435,529
*	Charter Communications, Inc., Class A	67,928	29,351,689
*	Match Group, Inc.	4,952	363,031
	Omnicom Group, Inc.	166,633	11,637,649
#	Sirius XM Holdings, Inc.	45,907	306,659
	Verizon Communications, Inc.	2,319,950	107,158,490
TOTAL COMMUNICATION SERVICES			150,253,047
CONSUMER DISCRETIONARY — (14.9%)
*	Amazon.com, Inc.	876,336	118,261,543
	Best Buy Co., Inc.	272,637	20,990,323
#*	Burlington Stores, Inc.	2,810	396,575
	Darden Restaurants, Inc.	78,569	9,781,055
	Dollar General Corp.	104,446	25,947,520
#*	Etsy, Inc.	89,750	9,308,870
	Hanesbrands, Inc.	101	1,129
	Hilton Worldwide Holdings, Inc.	24,240	3,104,417
	Home Depot, Inc.	481,459	144,890,271
	Lowe's Cos., Inc.	318,826	61,064,744
*	Lululemon Athletica, Inc.	69,975	21,727,937
	Marriott International, Inc., Class A	138,385	21,978,306
	NIKE, Inc., Class B	575,931	66,185,991
*	NVR, Inc.	1,863	8,184,345
*	O'Reilly Automotive, Inc.	42,428	29,851,917
	Pool Corp.	18,597	6,652,147
	Ross Stores, Inc.	382,448	31,077,724
	Service Corp. International	76,856	5,722,698
	Starbucks Corp.	125,207	10,615,049
	Target Corp.	285,127	46,584,049
	TJX Cos., Inc.	600,719	36,739,974
	Tractor Supply Co.	101,092	19,357,096
	Travel & Leisure Co.	7,845	338,198
*	Ulta Beauty, Inc.	43,665	16,981,755
	Whirlpool Corp.	18,979	3,280,900
#	Williams-Sonoma, Inc.	58,255	8,413,187
TOTAL CONSUMER DISCRETIONARY			727,437,720
CONSUMER STAPLES — (12.0%)
	Altria Group, Inc.	940,393	41,245,637
	Clorox Co.	51,813	7,349,156
	Coca-Cola Co.	1,449,059	92,986,116
	Colgate-Palmolive Co.	233,131	18,356,735
	Costco Wholesale Corp.	167,842	90,852,875
	Estee Lauder Cos., Inc., Class A	86,812	23,708,357
*	Herbalife Nutrition Ltd.	8,932	218,030
	Hershey Co.	110,733	25,242,695
	Kellogg Co.	264,986	19,587,765
	Kimberly-Clark Corp.	77,197	10,173,793
	Kroger Co.	743,305	34,519,084
	Lamb Weston Holdings, Inc.	71,525	5,697,681
	PepsiCo, Inc.	708,172	123,901,773
	Procter & Gamble Co.	452,798	62,898,170

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Sysco Corp.	329,333	$27,960,372
TOTAL CONSUMER STAPLES			584,698,239
ENERGY — (2.2%)
	Cheniere Energy, Inc.	38,026	5,687,929
	ConocoPhillips	279,498	27,231,490
	Devon Energy Corp.	115,500	7,259,175
	Occidental Petroleum Corp.	1,054,159	69,310,955
TOTAL ENERGY			109,489,549
FINANCIALS — (3.7%)
	Allstate Corp.	10,715	1,253,334
	American Express Co.	354,187	54,551,882
	Ameriprise Financial, Inc.	106,466	28,737,303
	Aon PLC, Class A	87,131	25,358,606
	Discover Financial Services	234,227	23,656,927
	Lazard Ltd., Class A	325	12,243
	LPL Financial Holdings, Inc.	65,582	13,766,973
	Moody's Corp.	54,880	17,026,520
	MSCI, Inc.	14,305	6,885,569
	Progressive Corp.	80,457	9,257,382
TOTAL FINANCIALS			180,506,739
HEALTH CARE — (13.6%)
	AbbVie, Inc.	1,081,847	155,255,863
	AmerisourceBergen Corp.	97,860	14,280,710
	Amgen, Inc.	324,244	80,240,663
	Bristol-Myers Squibb Co.	628,421	46,364,901
	Cardinal Health, Inc.	325,170	19,367,125
*	DaVita, Inc.	108,829	9,159,049
	Eli Lilly & Co.	410,332	135,282,357
	Gilead Sciences, Inc.	694,162	41,476,180
	HCA Healthcare, Inc.	84,774	18,007,693
*	Hologic, Inc.	208,309	14,869,096
*	IDEXX Laboratories, Inc.	58,292	23,269,001
	McKesson Corp.	2,895	988,874
	Merck & Co., Inc.	40,797	3,644,804
*	Mettler-Toledo International, Inc.	14,593	19,696,610
*	Moderna, Inc.	113,771	18,668,683
*	Molina Healthcare, Inc.	32,953	10,799,357
	Organon & Co.	153,272	4,861,788
*	Regeneron Pharmaceuticals, Inc.	4,871	2,833,412
*	Tenet Healthcare Corp.	17,500	1,157,100
*	Waters Corp.	17,940	6,530,698
	Zoetis, Inc.	201,953	36,866,520
TOTAL HEALTH CARE			663,620,484
INDUSTRIALS — (12.4%)
	3M Co.	338,651	48,508,369
	Allegion PLC	36,527	3,860,904
*	Boeing Co.	31,940	5,088,361
	Booz Allen Hamilton Holding Corp., Class A	86,441	8,296,607
	BWX Technologies, Inc.	1,500	85,020
	Caterpillar, Inc.	292,468	57,981,781
	CH Robinson Worldwide, Inc.	51,776	5,731,603
	Cintas Corp.	62,229	26,477,817
	CSX Corp.	125,429	4,055,120

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Deere & Co.	160,968	$55,240,998
*	Delta Air Lines, Inc.	523,974	16,662,373
	Expeditors International of Washington, Inc.	20,865	2,216,906
	Illinois Tool Works, Inc.	135,400	28,130,704
	JB Hunt Transport Services, Inc.	72,973	13,373,762
	Lennox International, Inc.	2,197	526,247
	Lockheed Martin Corp.	143,669	59,451,669
	Masco Corp.	12,069	668,381
	Northrop Grumman Corp.	11,833	5,666,824
	Old Dominion Freight Line, Inc.	100	30,351
	Otis Worldwide Corp.	20,717	1,619,448
	Robert Half International, Inc.	52,584	4,161,498
	Rockwell Automation, Inc.	18,896	4,823,771
	Rollins, Inc.	64,509	2,488,112
	Toro Co.	34,841	2,995,978
	Union Pacific Corp.	360,313	81,899,145
	United Parcel Service, Inc., Class B	394,779	76,938,479
*	United Rentals, Inc.	80,731	26,049,472
	Verisk Analytics, Inc.	22,090	4,202,622
	Waste Management, Inc.	218,335	35,929,208
	WW Grainger, Inc.	44,501	24,187,629
TOTAL INDUSTRIALS			607,349,159
INFORMATION TECHNOLOGY — (34.3%)
	Accenture PLC, Class A	325,740	99,761,132
*	Adobe, Inc.	28,793	11,808,585
	Apple, Inc.	1,641,240	266,717,912
	Applied Materials, Inc.	522,179	55,340,530
*	Aspen Technology, Inc.	8,509	1,736,602
*	Atlassian Corp. PLC, Class A	18,170	3,803,344
*	Autodesk, Inc.	94,223	20,382,319
	Automatic Data Processing, Inc.	196,951	47,488,825
	Broadcom, Inc.	236,655	126,724,019
	Broadridge Financial Solutions, Inc.	81,226	13,040,834
	CDW Corp.	99,547	18,070,767
	Citrix Systems, Inc.	39,521	4,007,825
	Dell Technologies, Inc., Class C	102,737	4,629,329
*	Dropbox, Inc., Class A	50,704	1,153,009
*	Fair Isaac Corp.	9,573	4,423,013
*	FleetCor Technologies, Inc.	8,056	1,773,045
*	Fortinet, Inc.	280,080	16,706,772
*	Gartner, Inc.	53,466	14,194,154
*	GoDaddy, Inc., Class A	28,760	2,133,417
	International Business Machines Corp.	559,508	73,178,051
	Jack Henry & Associates, Inc.	9,411	1,955,323
	KLA Corp.	78,501	30,108,274
*	Kyndryl Holdings, Inc.	3,699	38,729
	Lam Research Corp.	72,492	36,282,971
	Mastercard, Inc., Class A	355,826	125,887,681
	Microsoft Corp.	902,881	253,474,812
	NetApp, Inc.	99,721	7,113,099
	NortonLifeLock, Inc.	289,435	7,099,841
	NVIDIA Corp.	533	96,809
	NXP Semiconductors NV	2,571	472,755
	Oracle Corp.	1,054,524	82,084,148
	Paychex, Inc.	221,143	28,368,224
	QUALCOMM, Inc.	560,047	81,240,418
	Seagate Technology Holdings PLC	176,363	14,105,513
	Teradyne, Inc.	116,513	11,754,997

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Texas Instruments, Inc.	529,019	$94,636,209
	Visa, Inc., Class A	530,182	112,456,904
	VMware, Inc., Class A	7,968	925,882
TOTAL INFORMATION TECHNOLOGY			1,675,176,073
MATERIALS — (2.7%)
	Avery Dennison Corp.	55,076	10,489,775
	Ball Corp.	43,820	3,217,264
*	Berry Global Group, Inc.	30,253	1,744,085
*	Cleveland-Cliffs, Inc.	10,332	182,980
	Crown Holdings, Inc.	89,288	9,078,804
	Dow, Inc.	315,084	16,765,620
	LyondellBasell Industries NV, Class A	311,555	27,765,782
	Nucor Corp.	249,069	33,823,570
#	Scotts Miracle-Gro Co.	673	59,863
	Sealed Air Corp.	11,977	732,034
	Sherwin-Williams Co.	103,032	24,927,562
	Southern Copper Corp.	6,256	311,549
	Steel Dynamics, Inc.	60,618	4,720,930
TOTAL MATERIALS			133,819,818
UTILITIES — (0.1%)
	NRG Energy, Inc.	165,416	6,244,454
TOTAL COMMON STOCKS Cost ($3,724,541,320)			4,838,595,282

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	37,288,509	37,288,509
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	902,143	10,435,089
TOTAL INVESTMENTS — (100.0%)
(Cost $3,772,265,314)^^			$4,886,318,880
As of July 31, 2022, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	167	09/16/22	$34,046,404	$34,514,725	$468,321
Total Futures Contracts			$34,046,404	$34,514,725	$468,321
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$150,253,047	—	—	$150,253,047
Consumer Discretionary	727,437,720	—	—	727,437,720
Consumer Staples	584,698,239	—	—	584,698,239

U.S. High Relative Profitability Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Energy	$109,489,549	—	—	$109,489,549
Financials	180,506,739	—	—	180,506,739
Health Care	663,620,484	—	—	663,620,484
Industrials	607,349,159	—	—	607,349,159
Information Technology	1,675,176,073	—	—	1,675,176,073
Materials	133,819,818	—	—	133,819,818
Utilities	6,244,454	—	—	6,244,454
Temporary Cash Investments	37,288,509	—	—	37,288,509
Securities Lending Collateral	—	$10,435,089	—	10,435,089
Futures Contracts**	468,321	—	—	468,321
TOTAL	$4,876,352,112	$10,435,089	—	$4,886,787,201
** Valued at the unrealized appreciation/(depreciation) on the investment.

International High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (93.9%)
AUSTRALIA — (7.3%)
	ALS Ltd.	175,861	$1,444,423
	Ampol Ltd.	66,035	1,564,468
	Aristocrat Leisure Ltd.	73,174	1,825,549
	Aurizon Holdings Ltd.	3,322	9,402
	Beach Energy Ltd.	433,872	559,139
	BHP Group Ltd.	494,978	13,614,654
#	BHP Group Ltd., Sponsored ADR	439,796	24,206,372
	BlueScope Steel Ltd.	243,854	2,864,401
	Brambles Ltd.	713,130	5,739,770
	Carsales.com Ltd.	84,194	1,227,398
	Cochlear Ltd.	6,486	977,615
	Coles Group Ltd.	478,603	6,303,363
	Computershare Ltd.	79,056	1,396,681
#	CSL Ltd.	66,257	13,491,050
	Domino's Pizza Enterprises Ltd.	23,006	1,176,293
	Eagers Automotive Ltd.	21,683	191,687
	Endeavour Group Ltd.	306,354	1,706,831
	Fortescue Metals Group Ltd.	512,459	6,594,608
	IDP Education Ltd.	20,461	411,673
	Iluka Resources Ltd.	120,140	815,393
	James Hardie Industries PLC	166,749	4,118,151
#	JB Hi-Fi Ltd.	56,863	1,683,737
	Medibank Pvt Ltd.	1,041,299	2,503,837
	Metcash Ltd.	423,718	1,235,112
	Mineral Resources Ltd.	88,745	3,381,547
	Netwealth Group Ltd.	2,857	25,956
	New Hope Corp. Ltd.	124,664	386,219
	OZ Minerals Ltd.	22,460	299,959
#	Pro Medicus Ltd.	17,321	606,735
	Ramsay Health Care Ltd.	73,183	3,615,369
	REA Group Ltd.	20,063	1,770,045
	Rio Tinto Ltd.	109,286	7,571,831
*	Sierra Rutile Holdings, Ltd.	120,140	26,861
	Sonic Healthcare Ltd.	220,028	5,298,607
	Technology One Ltd.	25,673	213,016
	Telstra Corp. Ltd.	1,132,094	3,094,023
Ω	Viva Energy Group Ltd.	238,773	448,552
	Wesfarmers Ltd.	268,055	8,782,959
#	Woodside Energy Group Ltd., ADR	158,942	3,609,579
*	Woodside Energy Group Ltd.	89,442	2,022,734
	Woolworths Group Ltd.	309,823	8,151,159
TOTAL AUSTRALIA			144,966,758
AUSTRIA — (0.1%)
	OMV AG	49,981	2,128,687
	Verbund AG	6,062	666,611
TOTAL AUSTRIA			2,795,298
BELGIUM — (0.6%)
	Anheuser-Busch InBev SA	80,096	4,290,566
	Proximus SADP	45,924	636,369
	Solvay SA	33,320	2,926,593
	UCB SA	30,232	2,362,290

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Umicore SA	51,735	$1,873,964
TOTAL BELGIUM			12,089,782
CANADA — (10.7%)
	Agnico Eagle Mines Ltd.	75,540	3,247,872
	Alimentation Couche-Tard, Inc.	184,394	8,238,008
#	ARC Resources Ltd.	303,606	4,258,142
	B2Gold Corp.	157,030	549,369
	Bank of Montreal	7,288	734,047
#*	Bausch Health Cos., Inc.	57,312	264,059
	BCE, Inc.	25,678	1,297,441
	Canadian National Railway Co.	155,175	19,658,368
	Canadian Natural Resources Ltd.	277,342	15,309,278
	Canadian Pacific Railway Ltd.	29,233	2,305,607
	Canadian Tire Corp. Ltd., Class A	22,173	2,848,526
	CCL Industries, Inc., Class B	56,629	2,844,827
	Cenovus Energy, Inc.	124,180	2,369,354
*	CGI, Inc.	82,222	7,049,348
	Constellation Software, Inc.	6,141	10,446,534
	Dollarama, Inc.	65,795	3,987,623
#	Empire Co. Ltd., Class A	68,713	2,085,188
#	Endeavour Mining PLC	13,300	262,355
	Fairfax Financial Holdings Ltd.	9,519	5,127,645
#	FirstService Corp.	10,444	1,397,389
	George Weston Ltd.	33,809	4,035,272
	Gildan Activewear, Inc.	60,328	1,768,817
#	Imperial Oil Ltd.	30,862	1,480,759
#	Keyera Corp.	38,822	1,006,210
	Kinross Gold Corp.	118,518	404,146
	Loblaw Cos. Ltd.	78,593	7,154,415
	Lundin Mining Corp.	263,154	1,483,716
#	Magna International, Inc.	123,672	7,897,374
	Metro, Inc.	65,472	3,625,489
#	National Bank of Canada	139,276	9,772,323
	Northland Power, Inc.	72,206	2,367,114
	Nutrien Ltd.	70,318	6,023,440
	Open Text Corp.	52,155	2,133,302
#	Parkland Corp.	13,156	369,134
	Quebecor, Inc., Class B	49,134	1,091,611
	Restaurant Brands International, Inc.	71,837	3,851,174
	Ritchie Bros Auctioneers, Inc.	30,532	2,200,634
#	Rogers Communications, Inc.,Class B	149,592	6,876,784
#	Royal Bank of Canada	232,807	22,700,080
	Shaw Communications, Inc.,Class B	191,169	5,170,613
	Suncor Energy, Inc.	311,402	10,568,984
	Teck Resources Ltd., Class B	37,579	1,104,447
#	TFI International, Inc.	25,500	2,547,016
	Toromont Industries Ltd.	28,093	2,366,038
	Tourmaline Oil Corp.	63,400	3,972,185
	West Fraser Timber Co. Ltd.	37,788	3,537,857
#	Whitecap Resources, Inc.	267,985	2,048,786
	WSP Global, Inc.	3,507	423,124
TOTAL CANADA			212,261,824
DENMARK — (3.1%)
	Coloplast AS, Class B	11,316	1,324,412
	Novo Nordisk AS, Class B	490,008	57,073,071

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Pandora AS	48,988	$3,639,402
TOTAL DENMARK			62,036,885
FINLAND — (1.1%)
	Elisa Oyj	52,630	2,910,706
	Kesko Oyj, Class A	61,869	1,401,739
	Kesko Oyj, Class B	140,319	3,470,533
	Kone Oyj, Class B	66,640	3,045,543
	Metso Outotec Oyj	287,345	2,375,393
	Neste Oyj	127,288	6,545,312
	Orion Oyj, Class A	1,898	90,585
	Orion Oyj, Class B	14,818	707,374
	Sampo Oyj, Class A	25,060	1,082,660
TOTAL FINLAND			21,629,845
FRANCE — (9.0%)
	Air Liquide SA	47,351	6,509,928
	Airbus SE	114,996	12,399,062
	Arkema SA	23,587	2,234,527
	BioMerieux	19,966	2,161,067
	Bouygues SA	112,262	3,393,650
#	Bureau Veritas SA	121,130	3,340,839
	Capgemini SE	45,538	8,685,774
#	Carrefour SA	304,425	5,188,024
	Cie Generale des Etablissements Michelin SCA	230,907	6,461,832
	Eiffage SA	41,236	3,869,544
	Eurofins Scientific SE	63,629	4,960,413
*	Faurecia SE	3,198	58,034
	Hermes International	6,104	8,374,345
	Ipsen SA	18,178	1,838,834
	Kering SA	19,489	11,157,276
Ω	La Francaise des Jeux SAEM	24,456	873,520
	Legrand SA	44,608	3,651,995
	L'Oreal SA	2,249	850,251
	LVMH Moet Hennessy Louis Vuitton SE	67,951	47,182,048
	Orange SA	524,749	5,362,112
	Sartorius Stedim Biotech	5,109	2,043,801
	SEB SA	1,969	165,771
#	STMicroelectronics NV	116,439	4,406,462
#	STMicroelectronics NV	62,419	2,368,177
	Teleperformance	29,391	9,828,377
	Thales SA	52,196	6,491,074
#	TotalEnergies SE	236,226	12,065,799
*	Ubisoft Entertainment SA	36,543	1,555,797
TOTAL FRANCE			177,478,333
GERMANY — (5.6%)
	Adidas AG	34,752	6,011,800
	Bayer AG	221,721	12,933,038
	Bayerische Motoren Werke AG	16,131	1,318,118
	Bechtle AG	48,600	2,247,938
	Brenntag SE	57,188	4,017,176
	Continental AG	36,128	2,573,800
Ω	Covestro AG	100,833	3,400,631
*	Daimler Truck Holding AG	78,479	2,144,435
	Deutsche Boerse AG	30,318	5,292,471
	Deutsche Post AG	219,519	8,767,559
	Deutsche Telekom AG	866,133	16,455,639

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	E.ON SE	948,865	$8,529,442
	Fresenius Medical Care AG & Co. KGaA	199	7,378
#Ω	Hapag-Lloyd AG	10,586	3,646,952
*	HelloFresh SE	45,169	1,248,459
	Infineon Technologies AG	213,492	5,854,904
	KION Group AG	30,434	1,388,174
	Knorr-Bremse AG	24,707	1,471,933
	Mercedes-Benz Group AG	193,985	11,440,068
	Nemetschek SE	19,755	1,322,529
	Puma SE	36,497	2,464,415
	Rational AG	1,286	896,400
	Rheinmetall AG	13,079	2,398,389
	RTL Group SA	11,416	448,435
	Telefonica Deutschland Holding AG	536,334	1,425,913
	Volkswagen AG	8,857	1,754,285
	Wacker Chemie AG	6,400	963,495
TOTAL GERMANY			110,423,776
HONG KONG — (2.3%)
	AIA Group Ltd.	688,800	6,920,128
Ω	BOC Aviation Ltd.	90,200	767,657
Ω	Budweiser Brewing Co. APAC Ltd.	407,500	1,128,341
	Chow Tai Fook Jewellery Group Ltd.	1,069,800	2,115,805
	Hang Seng Bank Ltd.	35,800	577,476
	HKT Trust & HKT Ltd.	2,020,000	2,830,253
	Hong Kong Exchanges & Clearing Ltd.	293,437	13,465,951
	L'Occitane International SA	25,000	85,284
	Man Wah Holdings Ltd.	718,000	562,052
	Orient Overseas International Ltd.	75,500	2,631,229
	PCCW Ltd.	69,270	37,074
	Prada SpA	215,800	1,245,524
	SITC International Holdings Co. Ltd.	679,000	2,311,944
	Techtronic Industries Co. Ltd.	571,500	6,341,719
Ω	WH Group Ltd.	4,329,363	3,278,786
	Xinyi Glass Holdings Ltd.	1,011,000	1,994,029
TOTAL HONG KONG			46,293,252
IRELAND — (0.5%)
#	CRH PLC, Sponsored ADR	84,212	3,249,741
	Kerry Group PLC, Class A	8,319	878,080
	Kingspan Group PLC	38,555	2,495,591
	Smurfit Kappa Group PLC	81,795	2,964,856
TOTAL IRELAND			9,588,268
ISRAEL — (0.6%)
	Bank Leumi Le-Israel BM	262,536	2,552,797
	Bezeq The Israeli Telecommunication Corp. Ltd.	544,901	932,949
*	Delek Group Ltd.	2,421	367,598
	Elbit Systems Ltd.	5,129	1,187,220
	Electra Ltd.	154	92,292
	ICL Group Ltd.	115,400	1,051,573
	Mizrahi Tefahot Bank Ltd.	51,078	1,898,878
*	Nova Ltd.	2,722	289,085
	Phoenix Holdings Ltd.	63,853	682,308
	Shapir Engineering & Industry Ltd.	9,377	83,499
	Shufersal Ltd.	28,731	187,734
	Strauss Group Ltd.	13,556	360,201

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Tower Semiconductor Ltd.	29,421	$1,405,374
TOTAL ISRAEL			11,091,508
ITALY — (1.9%)
	Amplifon SpA	35,001	1,157,418
	CNH Industrial NV	146,903	1,892,501
	DiaSorin SpA	3,256	452,722
	Enel SpA	1,126,993	5,681,469
	Eni SpA	530,234	6,373,720
#	Ferrari NV	19,434	4,106,392
*	Iveco Group NV	38,331	234,685
	Moncler SpA	59,589	2,987,129
	Recordati Industria Chimica e Farmaceutica SpA	34,508	1,530,405
	Snam SpA	495,364	2,485,505
	Stellantis NV	716,336	10,286,766
TOTAL ITALY			37,188,712
JAPAN — (19.2%)
	Advantest Corp.	73,700	4,383,453
	Aeon Co. Ltd.	186,800	3,767,179
	AGC, Inc.	38,600	1,407,095
	Air Water, Inc.	89,500	1,204,929
	Aisin Corp.	81,000	2,405,585
	Ajinomoto Co., Inc.	117,200	3,084,233
	Asics Corp.	27,700	527,782
	Bandai Namco Holdings, Inc.	49,400	3,859,247
	BayCurrent Consulting, Inc.	5,400	1,689,468
	Benefit One, Inc.	28,700	466,157
	BIPROGY, Inc.	34,900	744,745
	Calbee, Inc.	11,300	242,497
	Capcom Co. Ltd.	77,800	2,162,648
	Chugai Pharmaceutical Co. Ltd.	154,000	4,326,289
	Cosmo Energy Holdings Co. Ltd.	31,300	949,340
	Cosmos Pharmaceutical Corp.	8,000	860,099
	CyberAgent, Inc.	178,700	1,783,140
	Daicel Corp.	32,100	204,198
	Daikin Industries Ltd.	49,600	8,698,760
	Daio Paper Corp.	44,300	474,341
	Daito Trust Construction Co. Ltd.	32,800	3,109,524
	Daiwa House Industry Co. Ltd.	33,500	827,720
	Denka Co. Ltd.	35,800	928,244
	Disco Corp.	13,000	3,176,286
	Dowa Holdings Co. Ltd.	28,200	1,022,721
	ENEOS Holdings, Inc.	1,725,400	6,674,541
	Fancl Corp.	18,400	350,715
	Fast Retailing Co. Ltd.	14,000	8,478,264
	Food & Life Cos. Ltd.	40,800	795,085
	FP Corp.	10,100	227,401
	Fuji Kyuko Co. Ltd.	3,000	92,061
	Fujitsu Ltd.	53,600	7,185,742
	GMO internet, Inc.	28,200	553,915
	GMO Payment Gateway, Inc.	15,500	1,288,095
	Goldwin, Inc.	10,300	642,627
	GungHo Online Entertainment, Inc.	15,000	292,683
	Hakuhodo DY Holdings, Inc.	10,500	107,999
	Haseko Corp.	93,800	1,141,960
	Hitachi Ltd.	264,700	13,401,244
	Hitachi Transport System Ltd.	19,200	1,250,557

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hoya Corp.	78,800	$7,895,101
	Ibiden Co. Ltd.	52,200	1,540,502
	Idemitsu Kosan Co. Ltd.	114,800	2,985,351
	IHI Corp.	73,200	1,930,116
	Information Services International-Dentsu Ltd.	4,500	151,318
	Inpex Corp.	219,300	2,513,567
	Internet Initiative Japan, Inc.	23,600	958,250
	Ito En Ltd.	23,100	1,088,502
	Itochu Techno-Solutions Corp.	48,000	1,286,385
	Iwatani Corp.	20,500	859,293
	Japan Exchange Group, Inc.	223,100	3,547,453
	Japan Tobacco, Inc.	207,300	3,722,198
	JCR Pharmaceuticals Co. Ltd.	28,700	533,218
	JFE Holdings, Inc.	272,400	3,071,268
	Justsystems Corp.	13,200	407,527
	Kakaku.com, Inc.	49,100	961,704
	Kao Corp.	84,300	3,666,577
	KDDI Corp.	492,100	15,777,867
#	Kobe Bussan Co. Ltd.	50,200	1,430,959
	Konami Holdings Corp.	30,400	1,796,805
	Lasertec Corp.	20,100	2,877,718
	Lawson, Inc.	28,900	1,024,836
	Lixil Corp.	130,000	2,690,381
	M3, Inc.	84,900	2,957,908
	McDonald's Holdings Co. Japan Ltd.	28,400	1,066,006
	MEIJI Holdings Co. Ltd.	51,200	2,673,152
	Minebea Mitsumi, Inc.	176,800	3,180,300
	MISUMI Group, Inc.	99,300	2,470,415
	Mitsubishi Chemical Holdings Corp.	708,100	3,982,019
	Mitsubishi HC Capital, Inc.	364,550	1,766,573
	Mitsui Chemicals, Inc.	101,800	2,144,339
#	Mitsui High-Tec, Inc.	7,400	497,071
	MonotaRO Co. Ltd.	91,700	1,637,334
	Morinaga Milk Industry Co. Ltd.	8,800	324,481
	Murata Manufacturing Co. Ltd.	156,000	9,112,068
	NET One Systems Co. Ltd.	32,230	750,622
	NGK Insulators Ltd.	46,000	672,806
	Nichirei Corp.	51,200	913,582
	Nidec Corp.	49,800	3,460,804
	Nifco, Inc.	40,500	982,865
	Nihon M&A Center Holdings, Inc.	110,100	1,473,362
	Nintendo Co. Ltd.	26,500	11,850,086
	Nippon Express Holdings, Inc.	40,100	2,396,192
	Nippon Sanso Holdings Corp.	82,800	1,396,230
	Nippon Steel Corp.	197,700	2,941,821
	Nippon Yusen KK	21,913	1,721,295
	Nissan Chemical Corp.	53,600	2,740,736
	Nitori Holdings Co. Ltd.	6,000	634,791
	Nomura Research Institute Ltd.	69,500	2,088,079
	NTT Data Corp.	164,700	2,492,735
	Olympus Corp.	235,300	5,035,927
	Open House Group Co. Ltd.	40,500	1,766,821
	Oracle Corp.	14,200	885,629
	Otsuka Corp.	46,800	1,459,490
	Pan Pacific International Holdings Corp.	203,000	3,160,805
	Panasonic Corp.	260,000	2,146,595
*	Park24 Co. Ltd.	41,100	577,525
	Persol Holdings Co. Ltd.	78,800	1,631,300
	Rakus Co. Ltd.	27,000	381,970

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Recruit Holdings Co. Ltd.	267,200	$9,986,074
	Relo Group, Inc.	42,700	709,033
*	Renesas Electronics Corp.	312,600	2,977,467
	Ryohin Keikaku Co. Ltd.	128,800	1,278,438
	Sanwa Holdings Corp.	92,100	994,922
	SBI Holdings, Inc.	95,600	1,939,478
	SCREEN Holdings Co. Ltd.	9,500	687,508
	SCSK Corp.	78,100	1,375,360
	Seiko Epson Corp.	166,100	2,495,266
	Seven & I Holdings Co. Ltd.	146,300	5,963,218
	SG Holdings Co. Ltd.	140,300	2,677,560
	Sharp Corp.	119,100	958,636
*	SHIFT, Inc.	4,100	644,373
	Shimano, Inc.	17,000	2,839,786
	Shin-Etsu Chemical Co. Ltd.	29,600	3,791,589
	Shinko Electric Industries Co. Ltd.	30,300	780,336
*	Skylark Holdings Co. Ltd.	116,300	1,387,636
	SMS Co. Ltd.	24,200	581,759
	Softbank Corp.	686,600	7,938,642
	SoftBank Group Corp.	147,320	6,188,438
	Sony Group Corp.	328,700	27,882,934
	Square Enix Holdings Co. Ltd.	25,600	1,187,835
	SUMCO Corp.	177,600	2,485,107
	Sumitomo Rubber Industries Ltd.	82,200	741,146
	Sundrug Co. Ltd.	27,400	642,727
	Sysmex Corp.	36,000	2,520,426
	Taiyo Yuden Co. Ltd.	59,000	2,096,862
	Takara Bio, Inc.	23,300	376,552
	TDK Corp.	209,500	6,598,129
	TechnoPro Holdings, Inc.	51,200	1,189,824
	Teijin Ltd.	85,100	901,714
	TIS, Inc.	83,600	2,370,405
	Toei Animation Co. Ltd.	900	74,607
	Tokyo Century Corp.	20,500	724,984
	Tokyo Electron Ltd.	33,900	11,668,158
	Toshiba TEC Corp.	10,900	359,842
	Tosoh Corp.	129,700	1,690,665
	Toyo Tire Corp.	29,600	397,827
	Toyota Boshoku Corp.	35,400	523,473
	Trend Micro, Inc.	59,500	3,457,795
	Unicharm Corp.	92,500	3,350,557
	USS Co. Ltd.	88,900	1,744,442
	Welcia Holdings Co. Ltd.	38,200	853,193
#	Workman Co. Ltd.	8,900	427,581
	Yamaha Motor Co. Ltd.	166,500	3,216,302
	Yaoko Co. Ltd.	6,000	291,790
	Yokohama Rubber Co. Ltd.	30,900	452,605
	Zenkoku Hosho Co. Ltd.	25,200	857,329
	Zensho Holdings Co. Ltd.	40,200	1,064,296
	ZOZO, Inc.	46,300	1,000,158
TOTAL JAPAN			380,223,983
NETHERLANDS — (3.4%)
*Ω	Adyen NV	2,309	4,153,364
	ASML Holding NV	14,189	8,155,240
	ASML Holding NV	60,070	34,506,611
	Koninklijke Ahold Delhaize NV	128,821	3,547,566
#	Koninklijke KPN NV	1,513,069	4,991,600
	Universal Music Group NV	10,214	231,209

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Wolters Kluwer NV	103,253	$11,213,509
	TOTAL NETHERLANDS		66,799,099
NEW ZEALAND — (0.3%)
	Chorus Ltd.	314,405	1,582,372
	Fisher & Paykel Healthcare Corp. Ltd.	101,609	1,358,779
	Spark New Zealand Ltd.	718,523	2,310,465
	TOTAL NEW ZEALAND		5,251,616
NORWAY — (0.9%)
	AF Gruppen ASA	14,583	259,783
#	Aker BP ASA	47,410	1,647,324
	Borregaard ASA	29,272	525,454
Ω	Elkem ASA	36,673	150,263
	Equinor ASA	304,550	11,726,358
	Gjensidige Forsikring ASA	6,902	144,361
	Golden Ocean Group Ltd.	46,866	517,453
	Telenor ASA	153,214	1,860,653
	TOMRA Systems ASA	77,786	1,820,940
	Veidekke ASA	4,298	44,438
	TOTAL NORWAY		18,697,027
PORTUGAL — (0.1%)
	Galp Energia SGPS SA	113,250	1,195,419
	Jeronimo Martins SGPS SA	63,921	1,479,576
	TOTAL PORTUGAL		2,674,995
SINGAPORE — (0.9%)
	Dairy Farm International Holdings Ltd.	104,900	294,173
	DBS Group Holdings Ltd.	386,358	8,816,051
	Great Eastern Holdings Ltd.	3,600	50,649
	Olam Group Ltd.	413,800	487,363
	Sembcorp Industries Ltd.	367,900	776,226
	Singapore Exchange Ltd.	295,300	2,116,885
	Singapore Technologies Engineering Ltd.	578,800	1,687,641
	United Overseas Bank Ltd.	19,600	391,046
	Venture Corp. Ltd.	99,700	1,270,200
	Wilmar International Ltd.	554,800	1,616,635
	TOTAL SINGAPORE		17,506,869
SPAIN — (1.7%)
	Acciona SA	7,364	1,515,294
#	ACS Actividades de Construccion y Servicios SA	96,442	2,318,239
	Endesa SA	100,465	1,841,465
	Ferrovial SA	91,840	2,459,303
	Iberdrola SA	268,512	2,867,304
	Iberdrola SA	9,434	100,564
	Industria de Diseno Textil SA	196,125	4,763,279
	Repsol SA	593,804	7,397,761
	Telefonica SA	2,166,567	9,670,885
	TOTAL SPAIN		32,934,094
SWEDEN — (2.5%)
	AddTech AB, Class B	79,454	1,360,146
	Atlas Copco AB, Class A	593,536	6,938,056
	Atlas Copco AB, Class B	344,908	3,582,797

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Avanza Bank Holding AB	56,226	$1,084,911
	Axfood AB	37,200	1,181,043
#	Beijer Ref AB, Class B	14,877	235,991
*	Boliden AB	14,041	469,234
#	Electrolux AB, Class B	124,096	1,789,938
	Epiroc AB, Class A	133,951	2,368,479
	Epiroc AB, Class B	80,900	1,284,982
#	H & M Hennes & Mauritz AB, Class B	201,936	2,583,678
	Husqvarna AB, Class A	1,245	10,157
	Husqvarna AB, Class B	14,113	112,477
	Indutrade AB	95,244	2,238,572
#	Kindred Group PLC, SDR	95,508	841,145
	Lifco AB, Class B	25,965	505,435
#	Medicover AB, Class B	18,708	281,956
*	Millicom International Cellular SA, SDR	52,857	831,127
	Nolato AB, Class B	33,186	199,704
	Peab AB, Class B	5,539	37,789
	Sectra AB, Class B	50,936	935,128
	Sweco AB, Class B	79,887	891,003
	Tele2 AB, Class B	223,821	2,556,849
	Telefonaktiebolaget LM Ericsson, Class A	12,933	106,202
	Telefonaktiebolaget LM Ericsson, Class B	676,560	5,146,080
#	Telia Co. AB	554,013	2,046,716
#Ω	Thule Group AB	46,518	1,350,501
	Volvo AB, Class A	59,059	1,100,477
	Volvo AB, Class B	431,676	7,750,321
TOTAL SWEDEN			49,820,894
SWITZERLAND — (7.8%)
	ABB Ltd.	209,661	6,373,610
	Bachem Holding AG, Class B	968	65,276
	EMS-Chemie Holding AG	2,419	1,920,891
	Geberit AG	14,079	7,415,081
	Givaudan SA	3,524	12,318,342
#	Kuehne + Nagel International AG	24,938	6,716,335
#	Logitech International SA	69,413	3,936,411
	Nestle SA	25,875	3,170,393
	Partners Group Holding AG	7,501	8,189,186
#	Roche Holding AG	8,192	3,339,589
	Roche Holding AG	183,630	60,965,989
	Schindler Holding AG	6,926	1,315,155
	SGS SA	2,308	5,632,599
	Sika AG	41,155	10,168,884
	Sonova Holding AG	24,134	8,692,627
	Straumann Holding AG	26,920	3,640,943
	Swisscom AG	13,349	7,216,968
	Temenos AG	21,808	1,730,956
Ω	VAT Group AG	6,795	1,978,509
TOTAL SWITZERLAND			154,787,744
UNITED KINGDOM — (14.3%)
	Admiral Group PLC	101,048	2,361,651
Ω	Airtel Africa PLC	60,446	116,843
	Anglo American PLC	335,117	12,112,753
	Antofagasta PLC	114,979	1,635,999
	Ashtead Group PLC	224,550	12,639,854
	AstraZeneca PLC, Sponsored ADR	17,967	1,189,954
Ω	Auto Trader Group PLC	383,457	2,956,267

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	B&M European Value Retail SA	461,205	$2,388,049
	BAE Systems PLC	967,945	9,097,462
	BP PLC	165,519	810,093
	BT Group PLC	4,496,264	8,877,076
	Bunzl PLC	87,823	3,296,054
	Burberry Group PLC	192,103	4,223,107
*	Centrica PLC	3,492,389	3,742,089
	CNH Industrial NV	277,392	3,537,943
	Coca-Cola HBC AG	10,301	253,524
	Computacenter PLC	20,174	639,448
	Diageo PLC, Sponsored ADR	106,135	20,314,239
	Diageo PLC	80,730	3,824,330
*††	Evraz PLC	188,057	0
	Experian PLC	211,338	7,399,420
	Ferguson PLC	94,077	11,834,790
	Glencore PLC	371,342	2,104,655
	GSK PLC	1,204,965	25,316,555
*	Haleon PLC	1,506,206	5,352,363
	Hargreaves Lansdown PLC	120,292	1,245,355
	Howden Joinery Group PLC	331,968	2,740,247
	IMI PLC	95,715	1,562,932
	Imperial Brands PLC	553,895	12,161,501
	Intertek Group PLC	77,727	4,154,135
	JD Sports Fashion PLC	1,434,096	2,277,863
	Next PLC	63,730	5,305,637
	Reckitt Benckiser Group PLC	131,666	10,680,053
	RELX PLC, Sponsored ADR	334,644	9,878,691
	RELX PLC	74,172	2,198,198
	Rentokil Initial PLC	908,866	6,001,204
	Rightmove PLC	361,876	2,829,064
	Rio Tinto PLC	94,176	5,685,356
#	Rio Tinto PLC, Sponsored ADR	251,488	15,348,313
	Softcat PLC	42,182	719,633
	Spirax-Sarco Engineering PLC	19,315	2,818,231
	SSE PLC	626,665	13,534,957
	St. James's Place PLC	274,562	4,124,214
#	Unilever PLC, Sponsored ADR	587,080	28,567,313
	Unilever PLC	110,930	5,403,742
TOTAL UNITED KINGDOM			283,261,157
TOTAL COMMON STOCKS			1,859,801,719
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Bayerische Motoren Werke AG	9,789	743,231
	Sartorius AG	6,967	3,116,334
	Volkswagen AG	51,396	7,266,872
TOTAL GERMANY			11,126,437
RIGHTS/WARRANTS — (0.0%)
SPAIN — (0.0%)
#*	ACS Actividades de Construccion	96,442	153,833
TOTAL INVESTMENT SECURITIES (Cost $1,733,994,586)			1,871,081,989

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§†	The DFA Short Term Investment Fund	9,470,176	$109,541,527
TOTAL INVESTMENTS — (100.0%)
(Cost $1,843,531,137)^^			$1,980,623,516
As of July 31, 2022, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	11	09/16/22	$2,193,573	$2,273,425	$79,852
Total Futures Contracts			$2,193,573	$2,273,425	$79,852
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$28,834,318	$116,132,440	—	$144,966,758
Austria	—	2,795,298	—	2,795,298
Belgium	—	12,089,782	—	12,089,782
Canada	212,261,824	—	—	212,261,824
Denmark	—	62,036,885	—	62,036,885
Finland	—	21,629,845	—	21,629,845
France	2,368,177	175,110,156	—	177,478,333
Germany	—	110,423,776	—	110,423,776
Hong Kong	—	46,293,252	—	46,293,252
Ireland	3,249,741	6,338,527	—	9,588,268
Israel	1,612,155	9,479,353	—	11,091,508
Italy	3,853,469	33,335,243	—	37,188,712
Japan	—	380,223,983	—	380,223,983
Netherlands	34,506,611	32,292,488	—	66,799,099
New Zealand	—	5,251,616	—	5,251,616
Norway	—	18,697,027	—	18,697,027
Portugal	—	2,674,995	—	2,674,995
Singapore	—	17,506,869	—	17,506,869
Spain	—	32,934,094	—	32,934,094
Sweden	—	49,820,894	—	49,820,894
Switzerland	3,936,411	150,851,333	—	154,787,744
United Kingdom	80,650,873	202,610,284	—	283,261,157
Preferred Stocks
Germany	—	11,126,437	—	11,126,437
Rights/Warrants
Spain	—	153,833	—	153,833
Securities Lending Collateral	—	109,541,527	—	109,541,527
Futures Contracts**	79,852	—	—	79,852
TOTAL	$371,353,431	$1,609,349,937	—	$1,980,703,368
** Valued at the unrealized appreciation/(depreciation) on the investment.

VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	861,014	$27,638,562
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	753,192	22,151,367
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	965,620	13,209,681
Investment in VA U.S. Targeted Value Portfolio of DFA Investment Dimensions Group, Inc.	553,904	12,540,387
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	395,803	8,363,319
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group, Inc.	219,477	6,799,396
Investment in VA International Small Portfolio of DFA Investment Dimensions Group, Inc.	357,925	4,073,185
Investment in VA International Value Portfolio of DFA Investment Dimensions Group, Inc.	245,543	3,044,738
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	45,306	2,052,813
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	171,067	699,665
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $80,908,341)^^		$100,573,113
Summary of the Portfolio’s investments as of July 31, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$100,573,113	—	—	$100,573,113
TOTAL	$100,573,113	—	—	$100,573,113

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	$310,352
City of Albert Lea (GO)
4.000%, 02/01/26	270	289,308
City of Cambridge (GO) Series A
3.000%, 02/01/23	375	378,005
City of Chaska (GO) Series B
5.000%, 02/01/23	180	183,066
City of Eden Prairie (GO) Series A
4.000%, 02/01/25	345	363,725
City of Kasson (GO)
4.000%, 02/01/23	320	323,761
City of Lakeville (GO) Series
5.000%, 02/01/24	90	94,452
City of Lakeville (GO) Series B
5.000%, 02/01/24	730	766,720
City of Minneapolis (GO)
3.000%, 12/01/23	250	254,834
3.000%, 12/01/27	1,250	1,278,891
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	747,849
City of Richfield (GO) Series A
3.000%, 02/01/24	255	259,133
City of Saint Cloud (GO) Series A
3.000%, 02/01/24	450	453,181
City of State Paul (GO) Series A
5.000%, 09/01/24	690	737,120
City of State Paul (GO) Series B
5.000%, 11/01/23	265	276,059
City of Waconia (GO) Series A
3.000%, 02/01/23	450	453,225
3.000%, 02/01/26	820	852,704
City of West Saint Paul (GO) Series A
3.000%, 02/01/23	230	231,649
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	579,299
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Hennepin County (GO) Series A
5.000%, 12/01/24	500	$538,059
5.000%, 12/01/31	1,000	1,119,625
Hennepin County Sales Tax Revenue (RB)
5.000%, 12/15/23	160	167,402
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	250	258,552
Housing & Redevelopment Authority of The City of State Paul Minnesota (RB) Series A
5.000%, 07/01/32	250	261,454
Itasca County (GO) Series A
5.000%, 02/01/23	865	879,736
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/26	500	552,245
Metropolitan Council (GO) Series A
5.000%, 03/01/23	190	193,945
Metropolitan Council (GO) Series B
5.000%, 12/01/23	500	522,920
Metropolitan Council (GO) Series C
5.000%, 03/01/26	1,050	1,168,193
Milaca Independent School District No. 912 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	825	834,366
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	200	209,938
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	1,200	1,259,630
Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	190	213,186

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minnesota Higher Education Facilities Authority (RB) Series 8-G
5.000%, 12/01/25	200	$219,387
Minnesota State (GO) Series A
5.000%, 10/01/23	615	639,772
5.000%, 09/01/24	500	534,889
5.000%, 10/01/24	215	230,561
5.000%, 08/01/25	200	206,937
Minnesota State (GO) Series B
5.000%, 08/01/23	1,350	1,396,964
5.000%, 08/01/24	200	213,474
5.000%, 10/01/26	250	282,839
Minnesota State (GO) Series D
5.000%, 08/01/23	420	434,611
5.000%, 10/01/24	200	214,476
5.000%, 08/01/27	250	274,112
Minnesota State Colleges And Universities Foundation (RB) Series A
5.000%, 10/01/24	300	320,718
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	600	620,885
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	310,036
New London-Spicer Independent School District No. 345 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	150	151,150
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	200	203,407
North Saint Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
3.000%, 02/01/24	255	259,930
Northern Municipal Power Agency (RB)
5.000%, 01/01/23	740	750,413
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Olmsted County (GO) Series A
5.000%, 02/01/24	675	$709,262
Ramsey County (GO) Series A
5.000%, 02/01/24	1,090	1,144,330
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) Series A
5.000%, 02/01/24	500	524,922
5.000%, 02/01/25	405	437,349
Sartell-St. Stephen Independent School District No. 748 (GO) Series A
5.000%, 02/01/24	40	42,000
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	350	367,499
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	360	378,962
Swift County (GO) Series A
3.000%, 02/01/23	215	216,541
University of Minnesota (RB) Series B
5.000%, 10/01/25	1,025	1,126,510
University of Minnesota (RB) Series C
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	850	879,226
Western Minnesota Municipal Power Agency (RB)
5.000%, 01/01/25	200	215,234
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 10/01/24)	650	680,520
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	200	212,834

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Windom Independent School District No. 177 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,050	$1,132,528
TOTAL MUNICIPAL BONDS Cost ($32,599,816)		32,344,862
TOTAL INVESTMENTS — (100.0%)
(Cost $32,599,816)^^		$32,344,862
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$32,344,862	—	$32,344,862
TOTAL	—	$32,344,862	—	$32,344,862

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
5.000%, 08/01/25	230	$251,124
Alhambra Unified School District (GO) Series A
1.750%, 08/01/22	300	300,000
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	103,469
Antelope Valley Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	2,285	2,437,547
Baldwin Park Unified School District (GO)
2.000%, 08/01/22	60	60,000
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	250	256,165
Berkeley Unified School District (GO)
5.000%, 08/01/27	790	904,258
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	795,518
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	150	150,000
Burbank Unified School District (GO)
5.000%, 08/01/24	565	600,993
Cajon Valley Union School District (GO)
5.000%, 08/01/24	340	361,798
California Health Facilities Financing Authority (RB)
5.000%, 02/01/34	1,000	1,094,008
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/26	700	778,719
5.000%, 11/15/29	1,185	1,316,745
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	100	$116,142
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	227,330
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 06/01/23)	3,500	3,573,102
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	775	835,101
California State Department of Water Resources (RB) Series AX
5.000%, 12/01/25	1,060	1,173,962
California State Department of Water Resources (RB) Series BB
5.000%, 12/01/25	1,875	2,076,583
California State Public Works Board (RB)
5.000%, 11/01/28	1,000	1,173,157
California State Public Works Board (RB) Series
5.000%, 12/01/26	2,480	2,734,076
California State Public Works Board (RB) Series A
5.000%, 08/01/27	2,000	2,298,513
5.000%, 02/01/28	835	967,849
California State Public Works Board (RB) Series C
5.000%, 11/01/25	1,380	1,520,382
¤ 5.000%, 03/01/31 (Pre-refunded @ $100, 3/1/23)	1,250	1,276,025
California State Public Works Board (RB) Series D
¤ 5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/22)	935	937,802
5.000%, 11/01/26	1,100	1,242,260

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/22)	1,250	$1,253,745
California State Public Works Board (RB) Series D-CA AIR RES BR
5.000%, 05/01/28	1,000	1,163,648
California State University (RB) Series A
5.000%, 11/01/23	375	391,078
5.000%, 11/01/24	810	870,351
5.000%, 11/01/25	305	336,841
California Statewide Communities Development Authority (RB) Series A
5.000%, 03/01/27	600	651,111
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	346,836
Carlsbad Unified School District (COP)
4.000%, 10/01/27	100	109,607
4.000%, 10/01/28	75	82,656
4.000%, 10/01/29	55	61,138
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,000	1,043,720
Chino Valley Unified School District (GO)
4.000%, 08/01/27	350	383,178
City & County of San Francisco (COP)
5.000%, 04/01/25	410	443,061
5.000%, 04/01/26	330	365,438
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	800	849,045
City of Berkeley (GO)
5.000%, 09/01/22	800	802,384
City of Grover Beach (GO)
5.000%, 09/01/22	390	391,162
5.000%, 09/01/26	345	386,753
5.000%, 09/01/27	445	510,078
City of Long Beach CA Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/29	200	232,217
City of Pacifica (COP)
5.000%, 01/01/24	250	262,062
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	292,687
City of Rancho Cordova (ST)
5.000%, 09/01/26	205	227,594
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	1,000	$1,115,482
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/23	645	673,063
4.000%, 11/01/30	2,500	2,683,750
5.000%, 11/01/35	535	589,798
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	250	276,433
5.000%, 11/01/26	170	192,432
City of San Mateo (ST)
5.000%, 09/01/29	400	458,416
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/22	1,000	1,002,963
Conejo Valley Unified School District (GO) Series B
4.000%, 08/01/27	525	574,767
Contra Costa Community College District (GO)
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	200	200,000
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	2,750	2,892,769
5.000%, 03/01/32	575	613,748
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	489,661
Davis Joint Unified School District (COP)
4.000%, 08/01/27	1,625	1,723,620
Desert Community College District (GO)
4.000%, 08/01/22	200	200,000
5.000%, 08/01/28	2,000	2,278,734
Desert Sands Unified School District (GO) Series A
5.000%, 06/01/23	375	386,010
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/23	1,050	1,086,528
5.000%, 08/01/24	990	1,053,873
East Bay Municipal Utility District Wastewater System Revenue (RB) Series B
5.000%, 06/01/27	100	114,790
5.000%, 06/01/28	125	146,091

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/25	1,785	$1,952,056
East Side Union High School District (GO)
5.000%, 08/01/27	265	306,334
5.000%, 08/01/28	300	352,824
East Side Union High School District (GO) Series B
5.000%, 08/01/33	975	1,054,509
El Monte Union High School District (GO)
5.000%, 06/01/24	260	275,881
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	400	424,745
Emery Unified School District (GO)
5.000%, 08/01/27	600	686,778
Evergreen School District (GO)
3.000%, 08/01/25	745	769,747
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	777,299
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 08/01/24)	525	560,049
Fremont Unified School District/Alameda County (GO)
5.000%, 08/01/27	1,675	1,919,835
Fremont Union High School District (GO)
¤ 4.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	2,500	2,562,061
Fremont Union High School District (GO) Series A
2.000%, 08/01/23	770	773,927
Fresno Unified School District (GO) (AGM) Series A
¤ 5.000%, 08/01/25 (Pre-refunded @ $100, 8/1/22)	850	850,000
Fresno Unified School District (GO) Series A
4.000%, 08/01/28	1,000	1,100,294
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Gilroy School Facilities Financing Authority (RB) Series A
¤ 4.000%, 08/01/47 (Pre-refunded @ $100, 8/1/23)	590	$604,646
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	1,000	1,033,102
Indio Finance Authority (RB)
5.000%, 11/01/28	265	303,653
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/24	555	576,968
Kern High School District (GO) Series E
4.000%, 08/01/24	200	208,878
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/24	750	783,293
4.000%, 08/01/25	390	414,862
4.000%, 08/01/26	330	356,294
Lodi Unified School District (GO)
5.000%, 08/01/27	600	689,245
5.000%, 08/01/28	500	583,716
Long Beach Community College District (GO) Series D
4.000%, 08/01/24	500	523,000
4.000%, 08/01/25	530	565,067
Los Alamitos Unified School District (GO)
3.000%, 08/01/37	1,175	1,166,720
Los Angeles Community College District (GO) Series A
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 08/01/24)	155	165,348
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	360	360,000
5.000%, 06/01/26	580	649,792
Los Angeles County Metropolitan Transportation Authority (RB)
5.000%, 07/01/25	1,910	2,095,269
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/24	600	640,286

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/25	970	$1,063,508
5.000%, 07/01/27	815	939,440
Los Angeles County Public Works Financing Authority (RB)
5.000%, 12/01/28	1,270	1,399,851
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/24	270	290,681
5.000%, 12/01/25	195	215,697
Los Angeles County Public Works Financing Authority (RB) Series G
5.000%, 12/01/28	625	735,901
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	250	266,051
Los Angeles Department of Water & Power (RB)
4.000%, 07/01/26	1,000	1,080,511
5.000%, 07/01/27	1,815	2,081,065
5.000%, 07/01/28	500	583,596
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/31	1,250	1,440,699
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/30	700	771,123
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/23	785	810,112
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	1,000	1,063,229
5.000%, 07/01/26	500	560,927
5.000%, 07/01/29	350	395,508
Los Angeles Department of Water & Power Power System Revenue (RB) Series C
5.000%, 07/01/26	345	387,039
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/27	1,000	1,146,592
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/25	50	$54,790
5.000%, 07/01/26	1,015	1,125,129
5.000%, 07/01/33	1,405	1,533,250
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/27	1,330	1,527,665
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	425	452,121
5.000%, 07/01/25	2,190	2,394,559
5.000%, 07/01/26	2,575	2,889,810
5.000%, 07/01/27	1,060	1,219,152
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	280	322,040
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	2,300	2,645,330
Los Angeles Unified School District (COP) Series A
5.000%, 10/01/27	1,050	1,199,683
Los Rios Community College District (GO)
5.000%, 08/01/28	660	775,394
Metropolitan Water District of Southern California (RB) Series A
5.000%, 10/01/28	1,000	1,177,171
Metropolitan Water District of Southern California (RB) Series B
3.000%, 07/01/28	2,205	2,333,832
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	429,396
5.000%, 12/01/26	265	298,810
5.000%, 12/01/27	385	443,122
Montebello Unified School District (GO) (BAM) Series A
5.000%, 08/01/28	660	758,441
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	21,837
5.000%, 08/01/26	280	313,271
5.000%, 08/01/27	130	148,802
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	286,799

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	$133,229
Municipal Improvement Corp. of Los Angeles (RB)
5.000%, 11/01/27	1,785	2,002,199
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/22	1,100	1,109,913
5.000%, 11/01/23	760	792,777
5.000%, 11/01/24	480	514,771
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	265	283,040
New Haven Unified School District (GO)
5.000%, 08/01/26	175	195,794
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/27	150	172,727
5.000%, 12/01/28	175	204,127
Northern California Transmission Agency (RB) Series
5.000%, 05/01/24	280	295,938
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	127,650
Oak Park Unified School District (GO)
4.000%, 08/01/22	200	200,000
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	409,809
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,175,709
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	300	334,025
Oakland Unified School District/Alameda County (GO) Series
5.000%, 08/01/28	1,000	1,086,810
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	218,063
Orange County Sanitation District (RB) Series A
5.000%, 02/01/25	3,000	3,244,985
5.000%, 02/01/26	2,000	2,221,889
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 02/01/33	860	$941,599
Otay Water District (RB)
5.000%, 09/01/22	740	742,205
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	218,771
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	275	302,151
Palomar Community College District (GO)
5.000%, 05/01/23	200	205,262
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	580	631,838
Pasadena Unified School District (GO)
5.000%, 08/01/26	545	609,760
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,000	1,118,825
Peralta Community College District (GO)
5.000%, 08/01/29	1,930	2,044,731
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	212,069
Pomona Unified School District (GO)
5.000%, 08/01/29	350	416,707
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	263,897
Reed Union School District (GO)
4.000%, 08/01/26	250	270,528
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23)	530	544,793
¤ 5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	260	267,763
Riverside County Public Financing Authority (RB)
¤ 5.250%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	3,000	3,335,780
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	440,927

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/28	615	$667,719
Sacramento City Unified School District (GO)
5.000%, 07/01/28	500	576,958
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/26	1,050	1,182,374
San Diego Association of Governments (RB)
5.000%, 11/15/25	500	534,934
San Diego Community College District (GO)
5.000%, 08/01/23	500	517,343
5.000%, 08/01/26	1,725	1,940,600
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	1,500	1,552,486
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	995,181
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	170	190,059
5.000%, 05/01/27	115	131,750
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	552,365
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	900	929,041
San Diego Unified School District (GO) Series R-4
5.000%, 07/01/24	625	664,884
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	240	269,342
San Francisco City & County Airport Comm-San Francisco International Airport (RB)
5.000%, 05/01/28	530	607,732
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series B
5.000%, 10/01/29	2,000	2,380,092
San Francisco Community College District (GO)
5.000%, 06/15/24	1,360	1,442,341
San Francisco Unified School District (GO)
4.000%, 06/15/28	1,500	1,657,998
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 06/15/28	1,850	$2,150,020
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	710	773,932
5.000%, 06/15/26	880	983,340
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	1,160	1,348,121
San Francisco Unified School District (RB)
5.000%, 08/15/28	750	875,703
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	240	262,043
San Luis Obispo County Community College District (GO) Series C
4.000%, 08/01/23	2,000	2,049,247
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	800	875,928
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/26	1,000	1,120,082
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	347,534
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	150	176,027
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	145	165,971
Santa Ana College Improvement District #1 Rancho Santiago Community College Dist (GO) Series A
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	670	714,729
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	1,000	1,087,404
5.000%, 05/01/26	3,000	3,347,043
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	420	470,539

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa County Clara (GO) Series C
5.000%, 08/01/26	1,150	$1,293,733
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/25	1,150	1,188,845
Santa Monica Community College District (GO) Series B
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	533,584
Santee School District (GO)
5.000%, 08/01/24	290	308,592
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	156,689
4.000%, 08/01/25	310	329,762
5.000%, 08/01/26	250	279,706
Sierra Joint Community College District (GO) Series B
3.000%, 08/01/22	1,000	1,000,000
Silicon Valley Clean Water (RB)
¤ 5.000%, 02/01/39 (Pre-refunded @ $100, 2/1/24)	595	625,473
¤ 5.000%, 02/01/44 (Pre-refunded @ $100, 2/1/24)	1,455	1,529,519
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	260	276,575
Southwestern Community College District (GO) Series B-2
3.000%, 08/01/22	490	490,000
Southwestern Community College District (GO) Series C
3.000%, 08/01/23	530	538,088
Southwestern Community College District (GO) Series D
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/25)	2,045	2,242,865
State of California (GO)
5.000%, 09/01/22	525	526,534
5.000%, 10/01/22	500	502,951
2.000%, 11/01/22	750	751,103
5.000%, 08/01/23	585	605,292
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 03/01/24	3,700	$3,839,919
5.000%, 10/01/24	600	643,161
4.000%, 11/01/24	300	315,394
5.000%, 11/01/24	795	854,234
5.000%, 10/01/25	1,710	1,884,349
5.000%, 12/01/25	1,500	1,660,238
3.000%, 03/01/26	1,250	1,293,905
5.000%, 08/01/26	5,060	5,700,773
4.000%, 11/01/26	1,735	1,892,126
5.000%, 11/01/26	3,050	3,457,812
5.000%, 12/01/26	790	897,485
3.500%, 08/01/27	8,905	9,403,655
5.000%, 08/01/27	6,765	7,809,665
5.000%, 10/01/27	2,595	3,004,884
5.000%, 11/01/27	245	284,123
5.000%, 12/01/27	2,230	2,589,924
5.000%, 04/01/28	1,685	1,966,094
5.000%, 08/01/28	2,815	3,301,947
State of California (GO) Series B
5.000%, 09/01/26	2,515	2,839,431
State of California (GO) (AMBAC)
5.000%, 02/01/27	635	724,369
Stockton Unified School District (GO)
5.000%, 08/01/26	1,835	2,027,974
Sylvan Union School District (GO)
5.000%, 08/01/26	620	693,672
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	414,901
Tahoe-Truckee Unified School District (GO)
5.000%, 08/01/26	100	112,128
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	460,437
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	534,676
Union Sanitary District Financing Authority (RB) Series A
4.000%, 09/01/23	1,055	1,083,228
University of California (RB) Series AF
¤ 5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	4,240	4,354,960
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	1,000	1,027,113

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series AO
5.000%, 05/15/27	3,520	$3,832,919
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	1,060	1,162,561
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	154,525
West Basin Municipal Water District (RB)
5.000%, 08/01/26	450	503,471
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	3,390	$3,506,560
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	253,518
TOTAL MUNICIPAL BONDS Cost ($274,192,246)		271,937,723
TOTAL INVESTMENTS — (100.0%)
(Cost $274,192,246)^^		$271,937,723

As of July 31, 2022, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.307%	Fixed	CPI	Maturity	USD	7,000,000	05/16/26	—	—	$44,544	$44,544
Bank of America Corp.	3.204%	Fixed	CPI	Maturity	USD	6,000,000	11/16/27	—	—	196,282	196,282
Bank of America Corp.	3.200%	Fixed	CPI	Maturity	USD	7,000,000	05/12/27	—	—	48,819	48,819
Bank of America Corp.	3.175%	Fixed	CPI	Maturity	USD	6,000,000	05/27/27	—	—	23,171	23,171
Bank of America Corp.	3.030%	Fixed	CPI	Maturity	USD	6,000,000	05/17/23	—	—	467,087	467,087
Bank of America Corp.	3.020%	Fixed	CPI	Maturity	USD	9,000,000	12/30/25	—	—	368,150	368,150
Bank of America Corp.	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	258,397	258,397
Bank of America Corp.	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	237,482	237,482
Bank of America Corp.	2.910%	Fixed	CPI	Maturity	USD	4,000,000	01/05/29	—	—	149,707	149,707
Bank of America Corp.	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	233,162	233,162
Bank of America Corp.	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	177,479	177,479
Bank of America Corp.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	727,382	727,382
Bank of America Corp.	2.700%	Fixed	CPI	Maturity	USD	4,000,000	08/24/24	—	—	270,471	270,471
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	371,401	371,401
Bank of America Corp.	2.578%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	439,293	439,293
Bank of America Corp.	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	976,951	976,951
Bank of America Corp.	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	552,089	552,089
Bank of America Corp.	2.320%	Fixed	CPI	Maturity	USD	4,000,000	02/19/23	—	—	390,686	390,686

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	$606,591	$606,591
Bank of America Corp.	2.265%	Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	651,174	651,174
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	1,120,607	1,120,607
Bank of America Corp.	2.063%	Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	431,277	431,277
Bank of America Corp.	2.058%	Fixed	CPI	Maturity	USD	11,000,000	12/12/22	—	—	1,111,627	1,111,627
Bank of America Corp.	1.961%	Fixed	CPI	Maturity	USD	4,000,000	12/17/24	—	—	482,447	482,447
Bank of America Corp.	1.885%	Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	880,776	880,776
Citibank, N.A.	4.233%	Fixed	CPI	Maturity	USD	12,000,000	03/09/24	—	—	124,191	124,191
Citibank, N.A.	3.605%	Fixed	CPI	Maturity	USD	4,000,000	02/01/23	—	—	147,060	147,060
Citibank, N.A.	3.361%	Fixed	CPI	Maturity	USD	8,000,000	01/20/24	—	—	266,585	266,585
Citibank, N.A.	3.244%	Fixed	CPI	Maturity	USD	4,000,000	02/15/25	—	—	114,056	114,056
Citibank, N.A.	3.015%	Fixed	CPI	Maturity	USD	4,000,000	05/12/23	—	—	314,801	314,801
Citibank, N.A.	2.924%	Fixed	CPI	Maturity	USD	5,000,000	09/14/24	—	—	285,435	285,435
Citibank, N.A.	2.313%	Fixed	CPI	Maturity	USD	7,000,000	07/24/23	—	—	579,589	579,589
Citibank, N.A.	2.285%	Fixed	CPI	Maturity	USD	6,000,000	01/25/23	—	—	592,291	592,291
Citibank, N.A.	2.160%	Fixed	CPI	Maturity	USD	7,000,000	01/09/23	—	—	671,749	671,749
Citibank, N.A.	2.054%	Fixed	CPI	Maturity	USD	10,000,000	11/06/22	—	—	1,042,098	1,042,098
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	761,492	761,492
Citibank, N.A.	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	516,415	516,415
Citibank, N.A.	1.635%	Fixed	CPI	Maturity	USD	4,000,000	07/27/24	—	—	571,852	571,852
Citibank, N.A.	0.723%	Fixed	CPI	Maturity	USD	7,000,000	05/28/23	—	—	1,001,471	1,001,471
Total Appreciation										$18,206,137	$18,206,137
Bank of America Corp.	4.492%	Fixed	CPI	Maturity	USD	11,000,000	04/29/24	—	—	(32,683)	(32,683)
Bank of America Corp.	3.185%	Fixed	CPI	Maturity	USD	6,000,000	06/07/28	—	—	(25,023)	(25,023)
Morgan Stanley and Co. International	3.875%	Fixed	CPI	Maturity	USD	4,000,000	05/09/25	—	—	(14,107)	(14,107)
Morgan Stanley and Co. International	3.510%	Fixed	CPI	Maturity	USD	9,000,000	05/17/26	—	—	(19,939)	(19,939)
Morgan Stanley and Co. International	3.295%	Fixed	CPI	Maturity	USD	6,000,000	04/22/29	—	—	(43,239)	(43,239)
Total (Depreciation)										$(134,991)	$(134,991)
Total Appreciation (Depreciation)										$18,071,146	$18,071,146
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$271,937,723	—	$271,937,723
Swap Agreements**	—	18,071,146	—	18,071,146
TOTAL	—	$290,008,869	—	$290,008,869
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.7%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		67	$66,489
Federal Home Loan Bank
	4.750%, 03/10/23		170	171,775
Federal National Mortgage Association
	0.750%, 10/08/27		2,000	1,806,011
	2.000%, 08/01/37 TBA		53,572	50,951,994
	2.500%, 08/01/37 TBA		37,643	36,628,403
	2.000%, 08/01/52 TBA		28,594	25,712,261
	2.500%, 08/01/52 TBA		40,236	37,489,037
	3.000%, 08/01/52 TBA		60,787	58,534,198
Government National Mortgage Association
	2.500%, 08/01/52 TBA		35,219	33,353,845
	3.000%, 08/01/52 TBA		27,924	27,192,358
Tenessee Valley Authority
	5.625%, 06/07/32	GBP	1,941	2,973,985
TOTAL AGENCY OBLIGATIONS				274,880,356
BONDS — (88.4%)
AUSTRALIA — (5.9%)
ANZ New Zealand International Ltd.
	0.200%, 09/23/27	EUR	1,678	1,551,694
APA Infrastructure Ltd.
	2.000%, 07/15/30	EUR	1,367	1,271,192
APT Pipelines Ltd.
	3.500%, 03/22/30	GBP	1,400	1,626,371
ASB Finance Ltd.
	0.500%, 09/24/29	EUR	2,000	1,788,571
Australia Government Bond
	1.000%, 12/21/30	AUD	1,700	1,009,900
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	1,000	952,407
Buckeye Partners LP
	4.150%, 07/01/23		22	21,709
	3.950%, 12/01/26		87	80,980
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		2,010	1,949,881
FMG Resources August 2006 Pty Ltd.
Ω	4.500%, 09/15/27		5,800	5,350,500
Ω	4.375%, 04/01/31		2,100	1,823,042
Glencore Funding LLC
#Ω	2.500%, 09/01/30		11,110	9,228,031
#Ω	2.850%, 04/27/31		3,000	2,532,271
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Macquarie Group Ltd.
	0.950%, 05/21/31	EUR	1,971	$1,718,032
National Australia Bank Ltd.
	1.250%, 05/18/26	EUR	1,000	1,014,662
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	8,000	4,947,593
	1.500%, 02/20/32	AUD	14,820	8,583,074
	2.000%, 03/08/33	AUD	8,000	4,745,001
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	4,000	2,413,319
Ω	1.500%, 08/20/32	AUD	9,700	5,575,800
Ω	1.750%, 07/20/34	AUD	34,000	19,094,339
Rio Tinto Finance PLC
	4.000%, 12/11/29	GBP	3,500	4,483,555
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	29,500	17,355,355
Telstra Corp. Ltd.
	1.375%, 03/26/29	EUR	3,000	2,982,039
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	5,000	2,927,400
	4.250%, 12/20/32	AUD	2,500	1,833,333
	2.250%, 09/15/33	AUD	3,000	1,806,150
	2.250%, 09/15/33	AUD	3,000	1,806,150
	2.250%, 11/20/34	AUD	55,600	32,713,793
	2.000%, 09/17/35	AUD	12,900	7,214,274
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	15,500	8,956,284
Westpac Banking Corp.
	2.850%, 05/13/26		104	101,179
	2.700%, 08/19/26		23	22,284
	3.350%, 03/08/27		5,000	4,926,333
	0.875%, 04/17/27	EUR	5,700	5,567,035
	1.125%, 09/05/27	EUR	2,000	1,977,781
	2.650%, 01/16/30		4,200	3,857,063
	2.150%, 06/03/31		1,717	1,498,530
Westpac Securities NZ Ltd.
	0.100%, 07/13/27	EUR	9,600	8,876,722
TOTAL AUSTRALIA				186,183,629
BELGIUM — (0.3%)
Anheuser-Busch InBev SA/NV
	2.000%, 03/17/28	EUR	1,000	1,033,153
	2.250%, 05/24/29	GBP	600	683,642
	1.650%, 03/28/31	EUR	1,500	1,475,983
Anheuser-Busch InBev Worldwide, Inc.
	4.900%, 01/23/31		2,925	3,133,545

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

BELGIUM — (Continued)
	Dexia Credit Local SA
	0.000%, 01/21/28	EUR	3,800	$3,600,847
	TOTAL BELGIUM			9,927,170
CANADA — (11.5%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	700	692,097
Ω	3.550%, 07/26/27		1,620	1,535,350
Bank of Nova Scotia
	2.150%, 08/01/31		1,000	847,345
#	2.450%, 02/02/32		15,000	12,890,513
	Canadian Imperial Bank of Commerce
#	3.600%, 04/07/32		1,500	1,417,382
Canadian Natural Resources Ltd.
	3.420%, 12/01/26	CAD	1,000	760,876
	3.850%, 06/01/27		3,865	3,776,841
	6.250%, 03/15/38		7,295	7,923,530
	Canadian Pacific Railway Co.
	3.700%, 02/01/26		45	44,959
Cenovus Energy, Inc.
	3.600%, 03/10/27	CAD	4,000	3,053,750
	4.400%, 04/15/29		3,038	3,006,156
	CI Financial Corp.
	3.200%, 12/17/30		7,053	5,519,331
	CPPIB Capital, Inc.
	1.125%, 12/14/29	GBP	22,550	25,239,101
Enbridge, Inc.
	4.000%, 10/01/23		34	34,085
#	3.500%, 06/10/24		15	14,973
Fairfax Financial Holdings Ltd.
	2.750%, 03/29/28	EUR	461	452,295
#	4.850%, 04/17/28		1,000	1,002,135
	ITC Holdings Corp.
	3.650%, 06/15/24		113	112,419
	Methanex Corp.
	5.250%, 12/15/29		7,600	6,706,468
	Nutrien Ltd.
	3.000%, 04/01/25		40	39,394
	Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	5,000	4,698,408
Province of Alberta Canada
	3.600%, 04/11/28	AUD	2,500	1,708,329
	2.050%, 06/01/30	CAD	19,000	13,621,155
	1.650%, 06/01/31	CAD	4,000	2,733,575
	3.500%, 06/01/31	CAD	4,000	3,175,136
	3.900%, 12/01/33	CAD	32,600	26,423,426
Province of British Columbia Canada
	6.500%, 01/15/26		93	102,424
	2.950%, 12/18/28	CAD	5,000	3,858,694
	2.200%, 06/18/30	CAD	19,500	14,135,844
	5.400%, 06/18/35	CAD	17,800	16,471,829
Province of Manitoba Canada
	2.050%, 06/02/30	CAD	20,000	14,277,147
	2.050%, 06/02/31	CAD	26,100	18,360,190
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Province of Nova Scotia Canada
2.000%, 09/01/30	CAD	8,000	$5,671,126
Province of Ontario Canada
2.050%, 06/02/30	CAD	2,000	1,430,854
1.350%, 12/02/30	CAD	2,600	1,744,216
5.850%, 03/08/33	CAD	16,600	15,671,447
5.600%, 06/02/35	CAD	39,000	36,562,024
Province of Quebec Canada
0.875%, 05/04/27	EUR	190	189,992
6.000%, 10/01/29	CAD	4,000	3,670,985
1.900%, 09/01/30	CAD	25,200	17,797,137
6.250%, 06/01/32	CAD	6,550	6,338,444
Province of Saskatchewan Canada
2.200%, 06/02/30	CAD	10,000	7,230,565
2.150%, 06/02/31	CAD	15,600	11,088,785
6.400%, 09/05/31	CAD	23,000	22,207,919
Royal Bank of Canada
2.300%, 11/03/31		700	602,008
3.875%, 05/04/32		8,000	7,839,858
Spectra Energy Partners LP
4.750%, 03/15/24		22	22,281
Suncor Energy, Inc.
5.950%, 12/01/34		1,700	1,838,395
6.800%, 05/15/38		734	842,547
TC PipeLines LP
3.900%, 05/25/27		2,000	1,990,317
Thomson Reuters Corp.
4.300%, 11/23/23		60	60,551
Toronto-Dominion Bank
3.200%, 03/10/32		5,500	5,090,251
Toronto-Dominion Bank
1.952%, 04/08/30	EUR	11,500	11,320,688
TransCanada PipeLines Ltd.
4.625%, 03/01/34		6,200	6,262,263
5.600%, 03/31/34		1,000	1,067,426
TOTAL CANADA			361,175,236
DENMARK — (0.7%)
AP Moller - Maersk AS
1.750%, 03/16/26	EUR	4,500	4,626,819
Denmark Government Bond
0.000%, 11/15/31	DKK	135,000	16,700,959
DSV Finance BV
1.375%, 03/16/30	EUR	400	381,427
TOTAL DENMARK			21,709,205
FINLAND — (1.0%)
Nokia Oyj
4.375%, 06/12/27		7,350	7,245,924
Nordea Bank Abp
0.500%, 05/14/27	EUR	13,460	12,944,478
0.500%, 11/02/28	EUR	1,000	909,815
OP Corporate Bank PLC
0.100%, 11/16/27	EUR	8,350	7,678,382

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FINLAND — (Continued)
	0.625%, 11/12/29	EUR	2,750	$2,402,015
TOTAL FINLAND				31,180,614
FRANCE — (3.2%)
Banque Federative du Credit Mutuel SA
	0.750%, 01/17/30	EUR	1,200	1,072,875
	1.250%, 06/03/30	EUR	1,700	1,573,747
	0.625%, 02/21/31	EUR	6,700	5,800,098
BNP Paribas SA
	1.500%, 11/17/25	EUR	1,200	1,210,491
	2.100%, 04/07/32	EUR	500	479,903
BPCE SA
	0.010%, 01/14/27	EUR	3,500	3,310,760
Ω	3.500%, 10/23/27		5,000	4,685,910
Ω	2.700%, 10/01/29		6,626	5,913,179
	0.625%, 01/15/30	EUR	500	457,745
	0.250%, 01/14/31	EUR	5,300	4,572,916
Caisse d'Amortissement de la Dette Sociale
	1.500%, 05/25/32	EUR	3,300	3,354,646
Credit Agricole SA
	1.375%, 05/03/27	EUR	2,000	2,016,950
Electricite de France SA
Ω	3.625%, 10/13/25		40	39,847
	6.250%, 05/30/28	GBP	1,000	1,391,799
	5.875%, 07/18/31	GBP	3,200	4,492,727
	6.125%, 06/02/34	GBP	1,500	2,181,646
MMS USA Holdings, Inc.
	1.750%, 06/13/31	EUR	2,500	2,319,746
Orange SA
	8.125%, 11/20/28	GBP	1,964	3,063,982
	2.000%, 01/15/29	EUR	1,200	1,250,177
	3.250%, 01/15/32	GBP	600	723,271
Pernod Ricard SA
Ω	3.250%, 06/08/26		173	170,951
Sanofi
	1.375%, 03/21/30	EUR	9,200	9,210,117
SNCF Reseau
	5.250%, 12/07/28	GBP	280	399,507
	5.250%, 01/31/35	GBP	5,050	7,622,136
Societe Generale SA
Ω	4.750%, 09/14/28		1,000	983,062
	2.125%, 09/27/28	EUR	2,000	1,974,939
#Ω	3.000%, 01/22/30		1,400	1,209,670
TotalEnergies Capital Canada Ltd.
	2.125%, 09/18/29	EUR	8,400	8,666,519
TotalEnergies Capital International SA
	0.696%, 05/31/28	EUR	2,300	2,220,767
	0.750%, 07/12/28	EUR	4,600	4,451,106
	1.405%, 09/03/31	GBP	3,500	3,764,182
TotalEnergies Capital SA
	3.883%, 10/11/28		2,200	2,228,474
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Unibail-Rodamco-Westfield SE
	1.875%, 01/15/31	EUR	500	$437,916
WEA Finance LLC
Ω	3.500%, 06/15/29		9,550	8,626,743
TOTAL FRANCE				101,878,504
GERMANY — (2.1%)
BASF SE
	1.500%, 03/17/31	EUR	1,900	1,759,512
Bayer Capital Corp. BV
	1.500%, 06/26/26	EUR	5,700	5,717,733
	2.125%, 12/15/29	EUR	900	878,958
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	26,708
BMW Finance NV
	1.500%, 02/06/29	EUR	2,600	2,618,527
BMW FINANCE NV Co. GUAR REGS 01/32 0.875
	0.875%, 01/14/32	EUR	1,000	925,793
BMW U.S. Capital LLC
Ω	2.800%, 04/11/26		194	188,208
	3.300%, 04/06/27		500	489,680
Ω	3.300%, 04/06/27		58	56,803
Ω	4.150%, 04/09/30		1,500	1,510,922
Daimler Finance North America LLC
#Ω	2.625%, 03/10/30		170	153,431
Deutsche Bahn Finance GMBH
	0.350%, 09/29/31	EUR	1,300	1,162,544
Deutsche Bank AG
#	3.700%, 05/30/24		113	111,547
Deutsche Telekom AG
	3.125%, 02/06/34	GBP	3,000	3,486,461
	1.375%, 07/05/34	EUR	3,000	2,856,106
Deutsche Telekom International Finance BV
	1.375%, 01/30/27	EUR	500	514,248
	2.250%, 04/13/29	GBP	1,600	1,834,825
E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	3,166,242
E.ON SE
	1.625%, 05/22/29	EUR	1,200	1,163,555
Fresenius Medical Care AG & Co. KGaA
	1.500%, 05/29/30	EUR	3,000	2,675,976
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		8,100	6,481,553
JAB Holdings BV
	1.000%, 07/14/31	EUR	800	646,835
Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	623,000	4,999,097

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		1,304	$1,697,558
Mercedes-Benz Group AG
	1.000%, 11/15/27	EUR	4,300	4,259,137
	2.000%, 02/27/31	EUR	1,000	1,023,581
	1.125%, 08/08/34	EUR	1,900	1,694,524
Siemens Financieringsmaatschappij NV
	1.000%, 02/25/30	EUR	2,000	1,938,379
Volkswagen International Finance NV
	1.875%, 03/30/27	EUR	5,400	5,368,994
Volkswagen Leasing GmbH
	0.625%, 07/19/29	EUR	5,000	4,411,064
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		3,010	2,865,177
TOTAL GERMANY				66,683,678
HONG KONG — (0.6%)
Prudential PLC
	3.125%, 04/14/30		100	93,037
	3.625%, 03/24/32		19,800	18,759,736
TOTAL HONG KONG				18,852,773
ITALY — (1.0%)
Eni SpA
	1.500%, 01/17/27	EUR	1,000	1,007,762
	1.125%, 09/19/28	EUR	1,700	1,635,633
	3.625%, 01/29/29	EUR	312	331,798
	0.625%, 01/23/30	EUR	1,000	883,282
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,420,292
	1.750%, 07/04/29	EUR	3,800	3,508,716
Ω	4.000%, 09/23/29		2,000	1,800,356
	2.500%, 01/15/30	GBP	3,850	4,055,709
	1.350%, 02/24/31	EUR	1,400	1,123,519
Italy Buoni Poliennali Del Tesoro
	1.250%, 12/01/26	EUR	2,100	2,074,755
Snam SpA
	0.625%, 06/30/31	EUR	7,000	5,823,639
UniCredit SpA
	1.625%, 01/18/32	EUR	7,400	6,151,336
TOTAL ITALY				29,816,797
JAPAN — (2.7%)
7-Eleven, Inc.
	1.300%, 02/10/28		300	256,083
Ω	1.800%, 02/10/31		1,209	985,261
Aircastle Ltd.
	4.250%, 06/15/26		3,500	3,283,334
Ω	2.850%, 01/26/28		1,500	1,256,842
		Face Amount^	Value†
		(000)

JAPAN — (Continued)
American Honda Finance Corp.
2.300%, 09/09/26		130	$123,942
0.300%, 07/07/28	EUR	333	304,549
Japan Government Twenty Year Bond
1.800%, 09/20/31	JPY	680,000	5,869,723
1.500%, 03/20/34	JPY	550,000	4,674,443
1.200%, 09/20/35	JPY	550,000	4,531,736
0.400%, 03/20/36	JPY	330,000	2,454,720
Mitsubishi UFJ Financial Group, Inc.
3.677%, 02/22/27		35	34,433
3.195%, 07/18/29		4,551	4,206,833
2.559%, 02/25/30		5,000	4,375,402
2.048%, 07/17/30		5,200	4,353,440
3.751%, 07/18/39		380	335,610
Mizuho Financial Group, Inc.
0.402%, 09/06/29	EUR	12,784	11,277,634
0.797%, 04/15/30	EUR	923	833,065
0.693%, 10/07/30	EUR	1,620	1,431,685
Nomura Holdings, Inc.
3.103%, 01/16/30		10,168	8,836,357
NTT Finance Corp.
0.342%, 03/03/30	EUR	3,000	2,717,473
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26		800	778,753
StanCorp Financial Group, Inc.
5.000%, 08/15/22		37	37,033
Sumitomo Mitsui Financial Group, Inc.
# 3.944%, 07/19/28		700	685,227
3.040%, 07/16/29		9,750	8,889,632
0.632%, 10/23/29	EUR	2,000	1,780,652
2.750%, 01/15/30		790	703,224
2.130%, 07/08/30		4,000	3,376,827
2.222%, 09/17/31		6,000	5,003,047
Toyota Motor Corp.
# 3.669%, 07/20/28		2,615	2,624,857
Toyota Motor Credit Corp.
2.625%, 01/10/23		75	74,816
TOTAL JAPAN			86,096,633
LUXEMBOURG — (0.0%)
ArcelorMittal SA
# 4.250%, 07/16/29		1,000	976,513
NETHERLANDS — (2.1%)
BNG Bank NV
3.300%, 04/26/29	AUD	5,000	3,365,520
Cooperatieve Rabobank UA
1.375%, 02/03/27	EUR	1,000	1,018,125
CTP NV
1.250%, 06/21/29	EUR	2,600	2,012,560
1.500%, 09/27/31	EUR	4,396	3,046,189

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
Heineken NV
Ω	2.750%, 04/01/23		26	$25,812
ING Groep NV
	1.375%, 01/11/28	EUR	3,100	3,021,026
#	4.050%, 04/09/29		300	288,374
Koninklijke Ahold Delhaize NV
	1.125%, 03/19/26	EUR	520	519,133
Koninklijke KPN NV
	5.750%, 09/17/29	GBP	1,500	1,995,465
Koninklijke Philips NV
	1.375%, 05/02/28	EUR	2,000	1,945,717
Nederlandse Waterschapsbank NV
	3.300%, 05/02/29	AUD	4,500	3,039,510
Shell International Finance BV
	1.625%, 01/20/27	EUR	1,408	1,438,985
	0.125%, 11/08/27	EUR	5,000	4,730,741
	1.250%, 05/12/28	EUR	5,600	5,575,881
	0.750%, 08/15/28	EUR	2,000	1,928,833
	1.000%, 12/10/30	GBP	29,953	31,042,159
TOTAL NETHERLANDS				64,994,030
NEW ZEALAND — (0.5%)
New Zealand Government Bond
	3.500%, 04/14/33	NZD	23,000	14,472,365
NORWAY — (1.0%)
Aker BP ASA
Ω	2.875%, 01/15/26		4,000	3,800,821
Ω	3.750%, 01/15/30		4,600	4,232,201
Equinor ASA
#	2.650%, 01/15/24		81	80,366
	6.875%, 03/11/31	GBP	12,814	19,969,137
Kommunalbanken AS
	3.400%, 07/24/28	AUD	3,500	2,400,184
TOTAL NORWAY				30,482,709
SPAIN — (1.0%)
Autonomous Community of Madrid Spain
	1.723%, 04/30/32	EUR	5,000	4,989,105
Banco Santander SA
	3.490%, 05/28/30		4,000	3,604,235
	1.000%, 11/04/31	EUR	500	427,524
Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	300	289,150
Santander Holdings USA, Inc.
	4.500%, 07/17/25		206	205,541
	4.400%, 07/13/27		2,000	1,952,917
Santander UK PLC
	4.000%, 03/13/24		103	103,504
	3.875%, 10/15/29	GBP	1,478	1,874,853
Spain Government Bond
	0.700%, 04/30/32	EUR	7,000	6,433,476
			Face Amount^	Value†
			(000)

SPAIN — (Continued)
Telefonica Emisiones SA
	1.715%, 01/12/28	EUR	4,300	$4,346,691
	5.445%, 10/08/29	GBP	650	871,309
	7.045%, 06/20/36		4,530	5,229,320
	4.665%, 03/06/38		700	632,356
	Telefonica Europe BV
	8.250%, 09/15/30		500	606,830
	TOTAL SPAIN			31,566,811
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.9%)
	African Development Bank
	3.350%, 08/08/28	AUD	6,000	4,084,319
	Asian Development Bank
	2.350%, 06/21/27	JPY	2,570,000	21,405,373
	EUROFIMA
	3.350%, 05/21/29	AUD	8,000	5,373,452
	European Investment Bank
	2.150%, 01/18/27	JPY	1,139,600	9,323,223
International Bank for Reconstruction & Development
	0.750%, 11/24/27		14,000	12,558,786
	3.300%, 08/14/28	AUD	6,500	4,468,068
	International Finance Corp.
	1.250%, 02/06/31	AUD	3,000	1,691,398
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			58,904,619
SWEDEN — (0.1%)
Swedbank AB
	0.200%, 01/12/28	EUR	2,000	1,797,798
SWITZERLAND — (0.4%)
	Credit Suisse Group AG
	0.650%, 09/10/29	EUR	2,000	1,624,728
	Novartis Finance SA
	1.375%, 08/14/30	EUR	4,000	3,988,692
UBS Group AG
	1.250%, 09/01/26	EUR	1,800	1,778,332
	0.875%, 11/03/31	EUR	6,100	5,355,401
	TOTAL SWITZERLAND			12,747,153
UNITED KINGDOM — (4.3%)
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		1,000	802,438
AstraZeneca PLC
	1.250%, 05/12/28	EUR	1,200	1,210,194
	5.750%, 11/13/31	GBP	450	678,594
Barclays PLC
	4.375%, 01/12/26		2,000	2,006,513
	3.250%, 02/12/27	GBP	1,657	1,948,140
	3.250%, 01/17/33	GBP	7,500	8,330,756
	BAT Capital Corp.
	2.726%, 03/25/31		3,200	2,589,361

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
BAT International Finance PLC
	4.000%, 09/04/26	GBP	1,220	$1,447,426
	1.250%, 03/13/27	EUR	1,000	936,026
	3.125%, 03/06/29	EUR	3,200	3,122,409
	2.250%, 01/16/30	EUR	6,500	5,849,552
BP Capital Markets America, Inc.
#	3.017%, 01/16/27		127	124,534
#	4.234%, 11/06/28		230	236,728
#	3.633%, 04/06/30		800	786,870
	2.721%, 01/12/32		9,000	8,213,177
BP Capital Markets P.L.C.
	2.822%, 04/07/32	EUR	2,000	2,089,491
BP Capital Markets PLC
	1.573%, 02/16/27	EUR	2,850	2,853,513
	1.231%, 05/08/31	EUR	4,750	4,374,535
British Telecommunications PLC
	1.500%, 06/23/27	EUR	2,500	2,508,876
	5.125%, 12/04/28		1,000	1,010,574
	5.750%, 12/07/28	GBP	1,000	1,342,390
Ω	3.250%, 11/08/29		4,000	3,596,208
	3.125%, 11/21/31	GBP	1,500	1,710,876
Centrica PLC
	4.375%, 03/13/29	GBP	1,000	1,259,829
CNH Industrial Finance Europe SA
	1.750%, 03/25/27	EUR	2,000	1,998,430
	1.625%, 07/03/29	EUR	2,550	2,415,216
Coca-Cola Europacific Partners PLC
	1.750%, 05/26/28	EUR	1,400	1,416,031
Diageo Finance PLC
	1.500%, 10/22/27	EUR	1,000	1,021,028
HSBC Holdings PLC
	2.625%, 08/16/28	GBP	5,164	5,981,942
	4.950%, 03/31/30		2,000	2,017,405
Linde Finance BV
	0.550%, 05/19/32	EUR	5,000	4,407,099
Lloyds Banking Group PLC
	3.750%, 01/11/27		3,500	3,422,541
	1.500%, 09/12/27	EUR	2,100	2,082,465
#	4.550%, 08/16/28		2,300	2,292,400
LSEGA Financing PLC
#Ω	2.500%, 04/06/31		1,500	1,330,496
Ω	3.200%, 04/06/41		450	369,453
National Grid P.L.C.
	0.750%, 09/01/33	EUR	5,000	4,105,676
Nationwide Building Society
	3.250%, 01/20/28	GBP	1,500	1,836,630
Natwest Group PLC
	4.800%, 04/05/26		3,000	3,030,101
RELX Capital, Inc.
	4.750%, 05/20/32		500	521,807
Rolls-Royce PLC
Ω	3.625%, 10/14/25		5,720	5,394,990
	3.375%, 06/18/26	GBP	800	847,589
Smith & Nephew PLC
	2.032%, 10/14/30		1,000	822,463
		Face Amount^	Value†
		(000)

UNITED KINGDOM — (Continued)
Southern Gas Networks PLC
1.250%, 12/02/31	GBP	4,200	$4,171,004
Transport for London
4.000%, 09/12/33	GBP	5,900	7,396,494
Unilever Finance Netherlands BV
1.375%, 07/31/29	EUR	700	706,588
Vodafone Group PLC
1.500%, 07/24/27	EUR	1,750	1,783,565
4.200%, 12/13/27	AUD	1,800	1,228,336
7.875%, 02/15/30		77	92,786
1.625%, 11/24/30	EUR	2,500	2,464,428
5.900%, 11/26/32	GBP	3,250	4,692,577
6.150%, 02/27/37		5,000	5,565,036
Western Power Distribution South West PLC
5.875%, 03/25/27	GBP	900	1,216,639
2.375%, 05/16/29	GBP	1,300	1,481,831
TOTAL UNITED KINGDOM			135,142,056
UNITED STATES — (48.1%)
AbbVie, Inc.
2.900%, 11/06/22		33	32,972
3.800%, 03/15/25		29	29,075
4.250%, 11/14/28		2,400	2,447,803
2.625%, 11/15/28	EUR	3,416	3,612,108
2.125%, 06/01/29	EUR	1,500	1,538,795
Activision Blizzard, Inc.
1.350%, 09/15/30		500	417,134
Advance Auto Parts, Inc.
3.900%, 04/15/30		8,100	7,605,608
3.500%, 03/15/32		3,000	2,680,562
AECOM
5.125%, 03/15/27		5,660	5,739,183
Aetna, Inc.
6.750%, 12/15/37		700	821,955
Affiliated Managers Group, Inc.
3.300%, 06/15/30		3,100	2,845,761
Aflac, Inc.
3.250%, 03/17/25		129	128,140
# 3.600%, 04/01/30		5,025	4,912,720
Alabama Power Co.
2.800%, 04/01/25		30	29,498
Allstate Corp.
5.950%, 04/01/36		600	701,871
Ally Financial, Inc.
8.000%, 11/01/31		7,775	8,794,845
Alphabet, Inc.
1.998%, 08/15/26		86	83,089
Altria Group, Inc.
2.200%, 06/15/27	EUR	4,700	4,491,234
# 4.800%, 02/14/29		598	594,182
3.400%, 05/06/30		400	350,061
3.125%, 06/15/31	EUR	3,000	2,865,016
2.450%, 02/04/32		4,712	3,711,776

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Amazon.com, Inc.
1.200%, 06/03/27		7,871	$7,182,343
# 1.650%, 05/12/28		17,600	16,106,832
1.500%, 06/03/30		5,394	4,692,402
American Express Co.
3.300%, 05/03/27		131	129,338
American International Group, Inc.
3.900%, 04/01/26		46	46,023
1.875%, 06/21/27	EUR	4,075	4,063,588
American Medical Systems Europe BV
1.625%, 03/08/31	EUR	1,000	967,256
American Tower Corp.
0.875%, 05/21/29	EUR	1,000	892,760
0.950%, 10/05/30	EUR	2,000	1,738,417
2.300%, 09/15/31		4,250	3,528,686
1.000%, 01/15/32	EUR	3,247	2,706,480
4.050%, 03/15/32		3,125	2,991,233
American Water Capital Corp.
3.850%, 03/01/24		25	25,065
Ameriprise Financial, Inc.
4.000%, 10/15/23		43	43,270
2.875%, 09/15/26		65	63,137
4.500%, 05/13/32		4,500	4,583,411
AmerisourceBergen Corp.
3.400%, 05/15/24		433	430,190
2.800%, 05/15/30		6,900	6,218,964
Amgen, Inc.
# 3.125%, 05/01/25		37	36,791
2.600%, 08/19/26		28	27,136
4.000%, 09/13/29	GBP	1,836	2,352,254
2.450%, 02/21/30		350	318,401
# 2.300%, 02/25/31		3,113	2,759,225
3.350%, 02/22/32		6,655	6,374,943
3.150%, 02/21/40		2,000	1,684,110
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	4,000	4,036,696
Analog Devices, Inc.
3.500%, 12/05/26		23	23,236
Anthem, Inc.
2.250%, 05/15/30		1,550	1,377,551
2.550%, 03/15/31		4,000	3,588,640
Aon Corp.
4.500%, 12/15/28		960	972,488
3.750%, 05/02/29		5,000	4,867,506
2.800%, 05/15/30		5,950	5,380,302
Aon Global Ltd.
4.000%, 11/27/23		47	47,323
3.500%, 06/14/24		107	106,749
2.875%, 05/14/26	EUR	1,400	1,466,638
Apache Corp.
6.000%, 01/15/37		500	478,862
Apple, Inc.
2.500%, 02/09/25		53	52,526
2.450%, 08/04/26		200	195,476
1.625%, 11/10/26	EUR	500	519,022
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.000%, 06/20/27		64	$63,949
	2.000%, 09/17/27	EUR	150	159,359
	1.250%, 08/20/30		5,800	4,966,677
	Applied Materials, Inc.
	3.300%, 04/01/27		59	59,055
	Archer-Daniels-Midland Co.
#	2.500%, 08/11/26		58	56,627
Ares Capital Corp.
	4.200%, 06/10/24		6,000	5,954,792
#	3.875%, 01/15/26		4,000	3,764,951
	3.200%, 11/15/31		3,700	2,868,928
Arizona Public Service Co.
	2.600%, 08/15/29		3,900	3,503,544
	2.200%, 12/15/31		500	419,423
	5.050%, 09/01/41		700	681,333
	Arrow Electronics, Inc.
	3.875%, 01/12/28		2,203	2,131,813
	Ashland LLC
Ω	3.375%, 09/01/31		12,270	10,486,191
	Assurant, Inc.
	2.650%, 01/15/32		3,750	3,039,882
AT&T, Inc.
	1.800%, 09/05/26	EUR	800	817,671
	4.375%, 09/14/29	GBP	500	636,489
	2.600%, 12/17/29	EUR	1,463	1,531,031
	2.750%, 06/01/31		3,500	3,139,395
	3.550%, 12/17/32	EUR	1,500	1,651,747
	2.550%, 12/01/33		1,746	1,478,183
	4.850%, 03/01/39		1,700	1,682,591
	3.500%, 06/01/41		1,500	1,257,868
Autodesk, Inc.
	4.375%, 06/15/25		35	35,707
	3.500%, 06/15/27		3,236	3,191,121
Automatic Data Processing, Inc.
	3.375%, 09/15/25		114	115,582
#	1.700%, 05/15/28		400	370,805
AutoNation, Inc.
	2.400%, 08/01/31		7,300	5,785,325
	3.850%, 03/01/32		8,000	7,129,109
AutoZone, Inc.
	2.875%, 01/15/23		140	139,733
	3.250%, 04/15/25		72	71,108
	AvalonBay Communities, Inc.
#	2.050%, 01/15/32		4,000	3,420,440
Avnet, Inc.
	4.625%, 04/15/26		65	65,772
	3.000%, 05/15/31		4,000	3,366,222
	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		2,000	1,938,138
	Ball Corp.
	2.875%, 08/15/30		9,365	8,065,030
	Baltimore Gas & Electric Co.
	2.400%, 08/15/26		8	7,673
Bank of America Corp.
	3.300%, 01/11/23		52	52,038

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
4.000%, 04/01/24		72	$72,832
7.000%, 07/31/28	GBP	1,500	2,197,695
Bank of New York Mellon Corp.
# 2.800%, 05/04/26		64	62,743
Bath & Body Works, Inc.
5.250%, 02/01/28		2,000	1,885,820
Baxter International, Inc.
2.600%, 08/15/26		49	46,777
1.300%, 05/15/29	EUR	1,300	1,242,445
Belo Corp.
7.250%, 09/15/27		1,000	999,405
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		500	423,996
Berkshire Hathaway, Inc.
1.125%, 03/16/27	EUR	4,600	4,540,988
0.440%, 09/13/29	JPY	1,920,000	13,828,188
0.437%, 04/15/31	JPY	1,700,000	11,791,001
0.472%, 01/23/32	JPY	1,100,000	7,854,668
Best Buy Co., Inc.
4.450%, 10/01/28		5,000	5,061,986
Biogen, Inc.
2.250%, 05/01/30		3,000	2,563,176
Black Hills Corp.
4.350%, 05/01/33		2,250	2,168,288
BlackRock, Inc.
3.250%, 04/30/29		7,544	7,358,486
2.400%, 04/30/30		3,654	3,319,577
1.900%, 01/28/31		6,300	5,433,588
Block Financial LLC
2.500%, 07/15/28		1,500	1,330,047
Block, Inc.
# 3.500%, 06/01/31		13,652	11,845,158
Boardwalk Pipelines LP
3.600%, 09/01/32		2,100	1,843,397
Boeing Co.
2.500%, 03/01/25		75	71,784
2.600%, 10/30/25		42	39,617
2.950%, 02/01/30		2,000	1,748,785
3.550%, 03/01/38		5,000	3,858,603
Booking Holdings, Inc.
3.600%, 06/01/26		108	108,645
1.800%, 03/03/27	EUR	800	814,865
4.625%, 04/13/30		5,182	5,331,723
BorgWarner, Inc.
1.000%, 05/19/31	EUR	1,600	1,298,602
Boston Properties LP
3.400%, 06/21/29		200	183,576
3.250%, 01/30/31		1,600	1,419,202
2.450%, 10/01/33		3,000	2,384,283
Brighthouse Financial, Inc.
# 5.625%, 05/15/30		749	753,913
Bristol-Myers Squibb Co.
2.000%, 08/01/22		79	79,000
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Brixmor Operating Partnership LP
	2.500%, 08/16/31		2,550	$2,050,542
Broadcom, Inc.
	4.300%, 11/15/32		2,700	2,557,751
Ω	3.419%, 04/15/33		1,000	862,355
Ω	3.137%, 11/15/35		205	164,839
Ω	3.187%, 11/15/36		2,482	1,988,073
Ω	3.500%, 02/15/41		10,600	8,436,346
Broadstone Net Lease LLC
	2.600%, 09/15/31		6,885	5,639,609
Brown & Brown, Inc.
	4.200%, 09/15/24		54	54,046
	4.500%, 03/15/29		1,500	1,498,982
Brown-Forman Corp.
	1.200%, 07/07/26	EUR	2,000	2,001,664
	2.600%, 07/07/28	GBP	1,100	1,311,717
Brunswick Corp.
	2.400%, 08/18/31		2,700	2,069,945
	4.400%, 09/15/32		10,000	8,937,752
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		2,900	2,851,903
Burlington Northern Santa Fe LLC
	7.000%, 12/15/25		10	11,114
Camden Property Trust
	2.800%, 05/15/30		6,188	5,635,781
Campbell Soup Co.
	3.300%, 03/19/25		47	46,530
#	4.150%, 03/15/28		2,883	2,905,740
#	2.375%, 04/24/30		1,460	1,274,059
Capital One Financial Corp.
	3.750%, 04/24/24		54	53,825
#	3.750%, 03/09/27		1,800	1,770,512
	3.800%, 01/31/28		4,400	4,255,747
	1.650%, 06/12/29	EUR	8,515	7,688,273
Cardinal Health, Inc.
#	3.410%, 06/15/27		4,067	4,012,099
Cargill, Inc.
Ω	2.125%, 04/23/30		2,000	1,774,950
Cboe Global Markets, Inc.
	1.625%, 12/15/30		600	502,632
Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	2,000	1,599,774
Charles Schwab Corp.
	2.750%, 10/01/29		2,000	1,850,417
Chemours Co.
#	5.375%, 05/15/27		1,600	1,528,000
Chevron Corp.
	2.954%, 05/16/26		133	132,151
	1.995%, 05/11/27		5,200	4,943,823
Chevron USA, Inc.
#	1.018%, 08/12/27		9,400	8,476,133
	3.250%, 10/15/29		200	195,350
Choice Hotels International, Inc.
	3.700%, 12/01/29		1,500	1,356,749

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Chubb INA Holdings, Inc.
	3.350%, 05/15/24		60	$60,160
	1.550%, 03/15/28	EUR	4,900	4,830,959
	1.400%, 06/15/31	EUR	1,500	1,391,087
Cigna Corp.
	3.400%, 03/01/27		174	171,649
	4.375%, 10/15/28		3,750	3,827,020
	2.375%, 03/15/31		2,000	1,766,469
	4.800%, 08/15/38		2,459	2,507,884
Citigroup, Inc.
	3.875%, 10/25/23		33	33,355
	1.500%, 10/26/28	EUR	1,900	1,843,957
CME Group, Inc.
	3.000%, 03/15/25		33	32,881
	3.750%, 06/15/28		1,292	1,311,791
CMS Energy Corp.
	3.600%, 11/15/25		37	36,688
	3.000%, 05/15/26		58	56,149
CNO Financial Group, Inc.
	5.250%, 05/30/25		2,220	2,259,490
	5.250%, 05/30/29		2,000	1,969,115
Coca-Cola Co.
	2.900%, 05/25/27		275	272,542
Coca-Cola Co.
	1.250%, 03/08/31	EUR	1,500	1,474,060
Comcast Corp.
	3.375%, 08/15/25		49	49,037
	0.250%, 09/14/29	EUR	1,000	911,366
	4.250%, 01/15/33		3,650	3,734,482
	4.400%, 08/15/35		1,000	1,020,758
Comerica, Inc.
	4.000%, 02/01/29		3,500	3,466,528
Conagra Brands, Inc.
	5.300%, 11/01/38		2,000	1,961,618
ConocoPhillips Co.
	6.950%, 04/15/29		800	941,055
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		15	14,832
	3.350%, 04/01/30		3,200	3,104,493
#	5.500%, 12/01/39		755	800,905
Constellation Brands, Inc.
	3.500%, 05/09/27		3,000	2,931,179
Continental Resources, Inc.
Ω	5.750%, 01/15/31		3,000	2,958,030
Ω	2.875%, 04/01/32		3,000	2,445,990
Corporate Office Properties LP
	2.750%, 04/15/31		2,000	1,634,207
	2.900%, 12/01/33		2,875	2,258,176
Cox Communications, Inc.
Ω	3.850%, 02/01/25		79	78,653
#Ω	3.500%, 08/15/27		800	777,806
Ω	4.800%, 02/01/35		8,000	7,971,136
Ω	8.375%, 03/01/39		2,225	2,958,571
Crown Castle International Corp.
	2.250%, 01/15/31		2,500	2,119,743
	2.100%, 04/01/31		5,000	4,165,018
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
2.900%, 04/01/41		2,000	$1,514,170
Cummins, Inc.
1.500%, 09/01/30		500	423,477
CVS Health Corp.
3.375%, 08/12/24		174	173,900
3.250%, 08/15/29		1,000	943,889
Darden Restaurants, Inc.
# 3.850%, 05/01/27		4,000	3,940,217
DCP Midstream Operating LP
5.375%, 07/15/25		6,100	6,252,500
Deere & Co.
5.375%, 10/16/29		5	5,545
Dentsply Sirona, Inc.
3.250%, 06/01/30		5,000	4,272,357
DH Europe Finance Sarl
1.200%, 06/30/27	EUR	1,300	1,298,950
Dick's Sporting Goods, Inc.
3.150%, 01/15/32		12,700	10,408,180
Digital Dutch Finco BV
1.250%, 02/01/31	EUR	1,050	890,671
Discover Bank
4.650%, 09/13/28		2,600	2,534,394
Discovery Communications LLC
3.900%, 11/15/24		63	62,089
3.450%, 03/15/25		66	64,429
1.900%, 03/19/27	EUR	5,700	5,643,771
3.625%, 05/15/30		3,000	2,738,138
Dollar General Corp.
3.250%, 04/15/23		79	78,832
4.150%, 11/01/25		13	13,158
# 4.125%, 05/01/28		2,000	2,024,725
Dollar Tree, Inc.
4.200%, 05/15/28		3,600	3,603,347
Dominion Energy, Inc.
3.900%, 10/01/25		117	117,518
Dover Corp.
1.250%, 11/09/26	EUR	3,100	3,050,238
Dow Chemical Co.
1.125%, 03/15/32	EUR	1,932	1,678,671
4.250%, 10/01/34		2,405	2,353,768
DPL, Inc.
4.125%, 07/01/25		940	911,236
4.350%, 04/15/29		5,575	5,129,776
DTE Energy Co.
2.850%, 10/01/26		500	480,560
Duke Energy Corp.
3.850%, 06/15/34	EUR	5,000	5,434,463
3.300%, 06/15/41		2,400	1,946,058
DXC Technology Co.
1.750%, 01/15/26	EUR	2,350	2,317,081
Eagle Materials, Inc.
2.500%, 07/01/31		3,000	2,429,119
Eastman Chemical Co.
3.800%, 03/15/25		51	50,811
1.875%, 11/23/26	EUR	5,000	4,944,135
Eaton Capital UnLtd Co.
0.577%, 03/08/30	EUR	1,000	886,250

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Eaton Corp.
	4.000%, 11/02/32		500	$501,021
	eBay, Inc.
	3.600%, 06/05/27		815	807,013
	Ecolab, Inc.
#	2.700%, 11/01/26		52	51,134
	Edison International
	4.125%, 03/15/28		995	957,210
	EI du Pont de Nemours & Co.
	2.300%, 07/15/30		1,000	891,174
	Elevance Health, Inc.
	3.500%, 08/15/24		58	57,935
	Eli Lilly & Co.
	2.125%, 06/03/30	EUR	3,000	3,139,651
Emerson Electric Co.
	3.150%, 06/01/25		62	61,872
	2.000%, 10/15/29	EUR	3,000	3,021,531
Energy Transfer LP
	4.750%, 01/15/26		2,366	2,380,884
#	3.750%, 05/15/30		5,000	4,643,744
	EnerSys
#Ω	4.375%, 12/15/27		3,700	3,385,500
	Entergy Corp.
	2.800%, 06/15/30		2,000	1,767,223
Enterprise Products Operating LLC
	3.900%, 02/15/24		24	24,058
	3.700%, 02/15/26		62	61,927
	EOG Resources, Inc.
#	4.375%, 04/15/30		100	103,932
EPR Properties
	4.950%, 04/15/28		1,500	1,399,729
	3.750%, 08/15/29		7,600	6,560,613
	3.600%, 11/15/31		6,000	4,933,997
	EQM Midstream Partners LP
#Ω	4.750%, 01/15/31		6,000	5,420,400
Equifax, Inc.
	3.250%, 06/01/26		900	866,575
	3.100%, 05/15/30		4,000	3,619,645
Equinix, Inc.
	2.150%, 07/15/30		3,600	3,044,552
	2.500%, 05/15/31		1,545	1,324,536
	Equitable Holdings, Inc.
	4.350%, 04/20/28		800	805,674
	Exelon Corp.
	3.950%, 06/15/25		27	27,106
Expedia Group, Inc.
	3.800%, 02/15/28		4,426	4,128,202
	3.250%, 02/15/30		2,500	2,159,087
	Extra Space Storage LP
	2.350%, 03/15/32		4,000	3,242,809
	Exxon Mobil Corp.
	0.835%, 06/26/32	EUR	3,000	2,647,442
FedEx Corp.
	1.625%, 01/11/27	EUR	2,000	2,012,612
	3.400%, 02/15/28		1,000	978,243
	3.100%, 08/05/29		910	859,250
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	0.950%, 05/04/33	EUR	3,900	$3,171,214
#	4.900%, 01/15/34		1,300	1,362,720
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		8,000	8,211,203
Fidelity National Financial, Inc.
	3.400%, 06/15/30		2,907	2,611,419
	2.450%, 03/15/31		2,350	1,925,488
Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	3,000	2,922,641
	3.360%, 05/21/31	GBP	3,143	3,667,875
First American Financial Corp.
	2.400%, 08/15/31		1,000	790,770
Fiserv, Inc.
	1.625%, 07/01/30	EUR	10,300	9,828,849
	3.000%, 07/01/31	GBP	2,000	2,279,619
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		1,500	1,345,908
Flex Ltd.
	4.875%, 06/15/29		1,944	1,905,284
	4.875%, 05/12/30		10,200	9,951,688
Flowserve Corp.
	3.500%, 10/01/30		300	259,014
	2.800%, 01/15/32		13,730	10,970,033
Ford Motor Co.
	3.250%, 02/12/32		2,700	2,254,500
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		4,000	3,945,000
	5.113%, 05/03/29		4,200	4,083,198
	3.625%, 06/17/31		1,000	848,160
Fortune Brands Home & Security, Inc.
	4.000%, 03/25/32		5,000	4,586,459
Fox Corp.
	4.709%, 01/25/29		279	283,341
GATX Corp.
	3.250%, 03/30/25		60	58,792
#	3.250%, 09/15/26		32	30,879
	3.500%, 03/15/28		500	477,006
	3.500%, 06/01/32		3,065	2,755,864
GE Capital Funding LLC
	4.550%, 05/15/32		4,000	4,025,647
General Electric Co.
	6.750%, 03/15/32		120	139,634
General Mills, Inc.
#	3.200%, 02/10/27		1,007	990,913
	1.500%, 04/27/27	EUR	2,000	1,991,472
General Motors Co.
#	6.125%, 10/01/25		2,000	2,102,492
#	4.200%, 10/01/27		1,400	1,366,317
#	6.800%, 10/01/27		1,035	1,119,299
	5.150%, 04/01/38		1,000	900,391
General Motors Financial Co., Inc.
	5.250%, 03/01/26		178	181,493
	4.350%, 01/17/27		1,058	1,040,405

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.600%, 06/21/30		1,000	$888,040
	2.700%, 06/10/31		2,500	2,045,096
	3.100%, 01/12/32		1,000	837,179
Georgia Power Co.
	3.250%, 03/30/27		154	149,479
Georgia-Pacific LLC
#Ω	2.300%, 04/30/30		1,000	897,776
Gilead Sciences, Inc.
	5.650%, 12/01/41		700	780,237
GlaxoSmithKline Capital PLC
	5.250%, 12/19/33	GBP	1,388	2,046,738
Global Payments, Inc.
	4.800%, 04/01/26		69	69,576
	3.200%, 08/15/29		650	578,267
	2.900%, 05/15/30		3,300	2,841,430
GLP Capital L.P. / GLP Financing II, Inc.
	3.250%, 01/15/32		1,000	847,535
GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		5,000	4,936,925
Goldman Sachs Group, Inc.
	4.000%, 03/03/24		250	251,784
	1.625%, 07/27/26	EUR	1,175	1,170,631
	2.000%, 03/22/28	EUR	2,000	1,980,867
	3.800%, 03/15/30		950	911,480
	1.875%, 12/16/30	GBP	3,000	3,159,388
	3.000%, 02/12/31	EUR	500	518,729
	0.750%, 03/23/32	EUR	6,379	5,299,189
#	6.125%, 02/15/33		2,484	2,803,438
Goodyear Tire & Rubber Co.
#	4.875%, 03/15/27		2,739	2,604,820
Graphic Packaging International LLC
Ω	4.750%, 07/15/27		1,151	1,121,093
Ω	3.500%, 03/15/28		3,000	2,771,265
Ω	3.750%, 02/01/30		4,540	4,087,533
Halliburton Co.
	3.500%, 08/01/23		4	3,988
	3.800%, 11/15/25		48	48,091
	2.920%, 03/01/30		500	458,333
Hanesbrands, Inc.
#Ω	4.875%, 05/15/26		7,800	7,592,011
Harley-Davidson, Inc.
	3.500%, 07/28/25		42	41,367
Hasbro, Inc.
	3.500%, 09/15/27		3,135	3,021,618
	6.350%, 03/15/40		1,350	1,442,634
HAT Holdings I LLC / HAT Holdings II LLC
	3.750%, 09/15/30		1,600	1,225,088
HCA, Inc.
	3.500%, 09/01/30		725	661,555
	7.500%, 11/06/33		273	312,271
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		2,800	2,433,817
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Healthcare Reality Holdings LP
	2.000%, 03/15/31		1,600	$1,283,327
Home Depot Inc
	5.875%, 12/16/36		2,000	2,416,308
Honeywell International, Inc.
	2.500%, 11/01/26		102	99,175
	2.250%, 02/22/28	EUR	3,905	4,075,987
Howmet Aerospace, Inc.
	6.875%, 05/01/25		32	33,680
	6.750%, 01/15/28		700	737,450
#	5.950%, 02/01/37		500	496,127
HP, Inc.
	3.400%, 06/17/30		3,300	2,967,054
	4.200%, 04/15/32		3,000	2,763,842
#	6.000%, 09/15/41		8,000	8,162,390
Humana, Inc.
	3.850%, 10/01/24		91	91,431
Huntsman International LLC
	4.500%, 05/01/29		5,550	5,278,033
Hyatt Hotels Corp.
	4.375%, 09/15/28		5,300	5,133,989
Intercontinental Exchange, Inc.
	2.100%, 06/15/30		3,380	2,950,774
	1.850%, 09/15/32		2,000	1,651,260
International Business Machines Corp.
	1.750%, 03/07/28	EUR	1,000	1,023,002
#	3.500%, 05/15/29		800	779,158
	1.500%, 05/23/29	EUR	500	500,535
	1.950%, 05/15/30		400	347,413
	0.650%, 02/11/32	EUR	13,000	11,572,722
International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		1,500	1,192,129
Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		274	274,141
	4.650%, 10/01/28		500	502,641
Intuit, Inc.
	1.650%, 07/15/30		1,008	854,787
Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	784,797
	2.700%, 01/15/34		2,100	1,677,645
Jabil, Inc.
	3.600%, 01/15/30		3,283	2,980,582
	3.000%, 01/15/31		3,475	3,001,499
Jackson Financial, Inc.
Ω	3.125%, 11/23/31		1,671	1,357,129
Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25		106	108,381
Jefferies Group LLC
	2.750%, 10/15/32		1,000	789,761
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27		57	57,777

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	2.625%, 10/15/31		6,500	$5,245,455
	JM Smucker Co.
	3.500%, 03/15/25		58	58,033
	John Deere Cash Management SARL
	2.200%, 04/02/32	EUR	2,000	2,091,633
Johnson & Johnson
	2.450%, 03/01/26		38	37,623
#	2.950%, 03/03/27		500	499,792
	0.950%, 09/01/27		1,000	914,181
JPMorgan Chase & Co.
	3.900%, 07/15/25		129	130,618
	5.500%, 10/15/40		700	757,987
Juniper Networks, Inc.
	3.750%, 08/15/29		4,000	3,768,380
	2.000%, 12/10/30		750	605,242
	KB Home
	4.000%, 06/15/31		6,540	5,508,773
Kellogg Co.
	3.250%, 04/01/26		661	654,382
	7.450%, 04/01/31		61	72,790
Kemper Corp.
	2.400%, 09/30/30		4,400	3,666,792
	3.800%, 02/23/32		3,500	3,205,001
	Kilroy Realty LP
	2.500%, 11/15/32		10,500	8,407,594
Kimco Realty Corp.
	1.900%, 03/01/28		400	352,531
	2.250%, 12/01/31		1,000	831,238
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		3,300	3,664,699
	Kraft Heinz Foods Co.
	2.250%, 05/25/28	EUR	200	203,297
Kroger Co.
#	3.700%, 08/01/27		3,394	3,378,699
	7.500%, 04/01/31		90	110,552
	Kroger Co.
	6.900%, 04/15/38		1,500	1,811,752
	Laboratory Corp. of America Holdings
	4.000%, 11/01/23		45	45,210
	Las Vegas Sands Corp.
#	3.900%, 08/08/29		1,000	893,499
	Lazard Group LLC
	4.500%, 09/19/28		1,800	1,774,364
Lear Corp.
	3.800%, 09/15/27		2,076	2,010,394
	4.250%, 05/15/29		1,000	940,023
Legg Mason, Inc.
	3.950%, 07/15/24		55	55,032
	4.750%, 03/15/26		23	23,714
	Leggett & Platt, Inc.
	4.400%, 03/15/29		9,326	9,218,118
Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	5,200	5,435,780
Ω	4.569%, 02/01/29		78	77,941
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Lincoln National Corp.
	3.050%, 01/15/30		7,900	$7,147,079
#	3.400%, 01/15/31		127	116,682
Lockheed Martin Corp.
	3.550%, 01/15/26		28	28,441
	4.500%, 05/15/36		700	732,164
Loews Corp.
	2.625%, 05/15/23		44	43,880
	3.200%, 05/15/30		1,000	934,668
Lowe's Cos., Inc.
	3.375%, 09/15/25		61	60,667
LYB International Finance II BV
	1.625%, 09/17/31	EUR	6,500	5,882,038
Marathon Petroleum Corp.
	3.625%, 09/15/24		96	95,422
Markel Corp.
	3.350%, 09/17/29		4,300	4,032,045
Marriott International, Inc.
	3.750%, 03/15/25		1,500	1,495,903
	4.000%, 04/15/28		5,901	5,729,208
	4.650%, 12/01/28		650	652,301
	2.750%, 10/15/33		2,000	1,636,557
Mars, Inc.
Ω	3.600%, 04/01/34		595	574,434
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		97	96,903
	1.349%, 09/21/26	EUR	6,000	5,969,240
	4.375%, 03/15/29		800	815,150
	2.250%, 11/15/30		1,650	1,441,015
	2.375%, 12/15/31		1,900	1,660,830
Masonite International Corp.
Ω	3.500%, 02/15/30		10,200	8,778,126
Maxim Integrated Products, Inc.
	3.450%, 06/15/27		69	67,307
McDonald's Corp.
	1.500%, 11/28/29	EUR	1,000	975,759
	5.875%, 04/23/32	GBP	750	1,102,916
McKesson Corp.
	3.125%, 02/17/29	GBP	4,420	5,189,602
Merck & Co., Inc.
	2.750%, 02/10/25		136	134,854
MetLife, Inc.
#	3.600%, 04/10/24		189	190,555
#	4.550%, 03/23/30		500	517,119
#	6.500%, 12/15/32		281	332,603
MGM Resorts International
	5.750%, 06/15/25		2,928	2,893,157
	4.625%, 09/01/26		2,693	2,504,332
Micron Technology, Inc.
	5.327%, 02/06/29		550	563,684
	3.366%, 11/01/41		6,500	4,906,889
Microsoft Corp.
	4.200%, 11/03/35		900	966,088
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		6,000	5,542,913

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Ω	3.875%, 05/15/32		4,850	$4,456,083
Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	1,200	1,197,152
	3.000%, 07/15/26		687	656,472
Mondelez International, Inc.
	1.625%, 03/08/27	EUR	2,500	2,514,820
Morgan Stanley
	1.375%, 10/27/26	EUR	2,550	2,540,420
	1.875%, 04/27/27	EUR	1,856	1,864,316
	7.250%, 04/01/32		1,500	1,840,902
Morgan Stanley Domestic Holdings, Inc.
	4.500%, 06/20/28		3,297	3,369,793
Mosaic Co.
#	4.050%, 11/15/27		5,000	5,004,251
Motorola Solutions, Inc.
	4.600%, 02/23/28		500	500,391
	4.600%, 05/23/29		4,260	4,171,782
MPLX LP
	4.125%, 03/01/27		2,876	2,852,564
	4.000%, 03/15/28		1,500	1,462,304
	4.500%, 04/15/38		3,500	3,181,722
Mylan, Inc.
	4.200%, 11/29/23		52	52,034
Nasdaq, Inc.
	1.750%, 03/28/29	EUR	5,924	5,663,881
	0.900%, 07/30/33	EUR	1,000	814,860
National Rural Utilities Cooperative Finance Corp.
#	8.000%, 03/01/32		1,232	1,577,111
Nestle Holdings, Inc.
#Ω	1.000%, 09/15/27		1,249	1,119,845
NetApp, Inc.
	3.250%, 12/15/22		13	12,999
Netflix, Inc.
	4.875%, 04/15/28		3,040	3,018,355
	5.875%, 11/15/28		2,800	2,904,720
Ω	5.375%, 11/15/29		1,000	1,004,455
Newell Brands, Inc.
	4.875%, 06/01/25		2,320	2,343,200
NewMarket Corp.
	2.700%, 03/18/31		3,255	2,734,431
NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27		1,184	1,172,509
NextEra Energy Operating Partners LP
Ω	3.875%, 10/15/26		2,980	2,943,629
#Ω	4.500%, 09/15/27		4,700	4,645,128
NIKE, Inc.
	2.850%, 03/27/30		2,000	1,913,844
Nordstrom, Inc.
#	4.000%, 03/15/27		1,500	1,373,513
#	4.375%, 04/01/30		2,300	1,929,627
Norfolk Southern Corp.
	2.900%, 06/15/26		526	512,527
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
NOV, Inc.
	3.600%, 12/01/29		5,000	$4,554,794
Nucor Corp.
	2.700%, 06/01/30		400	357,240
	3.125%, 04/01/32		7,300	6,600,127
NuStar Logistics LP
	5.625%, 04/28/27		432	413,152
Nuveen Finance LLC
Ω	4.125%, 11/01/24		32	31,954
Omnicom Group, Inc.
	4.200%, 06/01/30		900	885,312
OneMain Finance Corp.
	6.875%, 03/15/25		3,500	3,456,250
	7.125%, 03/15/26		5,000	4,839,871
ONEOK, Inc.
	4.000%, 07/13/27		77	75,559
	4.550%, 07/15/28		1,766	1,744,281
	4.350%, 03/15/29		3,073	2,963,454
	6.350%, 01/15/31		2,000	2,143,220
Oracle Corp.
	2.500%, 10/15/22		22	21,971
#	3.250%, 11/15/27		5,956	5,668,788
	4.300%, 07/08/34		500	457,291
	3.800%, 11/15/37		2,000	1,644,923
	5.375%, 07/15/40		1,100	1,031,152
	3.650%, 03/25/41		6,000	4,658,394
O'Reilly Automotive, Inc.
	3.600%, 09/01/27		2,200	2,181,604
Owens Corning
	3.875%, 06/01/30		583	547,167
Paramount Global
	7.875%, 07/30/30		2,013	2,341,231
#	4.950%, 01/15/31		2,500	2,445,945
	4.200%, 05/19/32		3,000	2,723,096
	5.500%, 05/15/33		400	399,473
Parker-Hannifin Corp.
	3.300%, 11/21/24		71	70,334
	3.250%, 06/14/29		2,750	2,607,346
Penske Truck Leasing Co. L.P./ PTL Finance Corp.
#Ω	3.400%, 11/15/26		1,589	1,527,624
PepsiCo, Inc.
	0.875%, 07/18/28	EUR	1,500	1,472,159
PerkinElmer, Inc.
	3.300%, 09/15/29		1,100	1,014,644
Perrigo Finance Unlimited Co.
#	4.375%, 03/15/26		2,500	2,460,400
Pfizer, Inc.
#	1.700%, 05/28/30		6,200	5,486,735
	3.900%, 03/15/39		400	392,002
Philip Morris International, Inc.
	3.250%, 11/10/24		68	67,514
	0.125%, 08/03/26	EUR	2,500	2,318,872
	2.875%, 05/14/29	EUR	2,650	2,604,509
	3.375%, 08/15/29		2,000	1,838,756
	2.100%, 05/01/30		6,400	5,321,681

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	0.800%, 08/01/31	EUR	3,200	$2,600,081
Phillips 66 Co.
Ω	3.550%, 10/01/26		752	738,808
Ω	3.750%, 03/01/28		700	676,661
Ω	3.150%, 12/15/29		2,000	1,844,534
Piedmont Operating Partnership LP
	3.150%, 08/15/30		5,300	4,496,198
Plains All American Pipeline L.P. / PAA Finance Corp.
	6.700%, 05/15/36		800	823,882
	6.650%, 01/15/37		1,700	1,756,342
Plains All American Pipeline LP/PAA Finance Corp.
#	3.800%, 09/15/30		5,000	4,536,660
PNC Financial Services Group, Inc.
	2.550%, 01/22/30		5,000	4,472,819
PPG Industries, Inc.
	1.400%, 03/13/27	EUR	1,800	1,755,708
	2.800%, 08/15/29		947	877,634
	2.550%, 06/15/30		6,000	5,419,033
Primerica, Inc.
	2.800%, 11/19/31		4,350	3,759,566
Principal Financial Group, Inc.
	3.125%, 05/15/23		52	51,883
	3.100%, 11/15/26		53	50,959
	3.700%, 05/15/29		3,000	2,887,507
Procter & Gamble Co.
	2.450%, 11/03/26		13	12,711
	4.875%, 05/11/27	EUR	1,000	1,193,386
	6.250%, 01/31/30	GBP	563	846,262
Progress Energy, Inc.
	7.750%, 03/01/31		1,130	1,349,777
#	7.000%, 10/30/31		630	727,235
Progressive Corp.
	3.000%, 03/15/32		2,300	2,149,778
Prologis Euro Finance LLC
	0.625%, 09/10/31	EUR	1,493	1,308,910
	0.500%, 02/16/32	EUR	7,200	6,095,215
Prologis International Funding II SA
	2.375%, 11/14/30	EUR	3,800	3,793,436
	1.625%, 06/17/32	EUR	3,000	2,701,412
Prologis LP
	2.250%, 04/15/30		504	451,678
Public Service Enterprise Group, Inc.
	8.625%, 04/15/31		575	705,963
PulteGroup, Inc.
	5.500%, 03/01/26		759	781,026
#	5.000%, 01/15/27		2,763	2,813,394
	6.000%, 02/15/35		800	818,639
QUALCOMM, Inc.
	1.650%, 05/20/32		1,848	1,565,115
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Quanta Services, Inc.
	2.900%, 10/01/30		301	$259,701
Quest Diagnostics, Inc.
	3.500%, 03/30/25		4	3,968
	4.200%, 06/30/29		925	927,565
#	2.800%, 06/30/31		2,000	1,783,872
Radian Group, Inc.
#	4.500%, 10/01/24		6,000	5,920,740
Ralph Lauren Corp.
#	2.950%, 06/15/30		4,872	4,463,942
Rayonier LP
	2.750%, 05/17/31		2,785	2,397,792
Raytheon Technologies Corp.
	2.250%, 07/01/30		800	715,649
Realty Income Corp.
	2.850%, 12/15/32		3,600	3,218,617
	5.875%, 03/15/35		156	173,581
Reinsurance Group of America, Inc.
	4.700%, 09/15/23		45	45,417
Rockwell Automation, Inc.
	2.875%, 03/01/25		67	66,199
Royalty Pharma PLC
	2.200%, 09/02/30		1,000	844,551
	2.150%, 09/02/31		2,000	1,653,087
	3.300%, 09/02/40		3,300	2,574,127
Sabra Health Care L.P.
	3.900%, 10/15/29		3,500	3,148,878
Sabra Health Care LP
	3.200%, 12/01/31		1,858	1,519,162
Schlumberger Finance BV
	2.000%, 05/06/32	EUR	2,500	2,510,864
Seagate HDD Cayman
	4.091%, 06/01/29		1,900	1,727,034
	4.125%, 01/15/31		9,500	8,279,725
	5.750%, 12/01/34		2,800	2,523,704
Sealed Air Corp.
Ω	4.000%, 12/01/27		2,000	1,900,000
Ω	6.875%, 07/15/33		992	1,061,440
Sempra Energy
	3.800%, 02/01/38		2,000	1,773,365
Sensata Technologies BV
Ω	5.000%, 10/01/25		5,859	5,889,408
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		3,000	2,784,530
Sherwin-Williams Co.
	2.950%, 08/15/29		4,670	4,305,384
Simon Property Group LP
	2.450%, 09/13/29		6,500	5,707,148
#	2.650%, 07/15/30		7,264	6,364,655
	2.250%, 01/15/32		500	413,669
Southern Power Co.
	1.850%, 06/20/26	EUR	1,200	1,207,854
Southwest Airlines Co.
	4.750%, 05/04/23		1,500	1,510,674
	3.000%, 11/15/26		1,107	1,048,971

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Southwest Gas Corp.
	2.200%, 06/15/30		900	$740,229
Steel Dynamics, Inc.
	3.250%, 01/15/31		1,100	979,825
Steelcase, Inc.
#	5.125%, 01/18/29		5,542	5,293,718
Stellantis Finance US, Inc.
Ω	2.691%, 09/15/31		11,800	9,664,945
STORE Capital Corp.
	4.625%, 03/15/29		1,200	1,195,104
	2.750%, 11/18/30		1,300	1,094,750
Stryker Corp.
	3.375%, 05/15/24		6	6,000
	2.125%, 11/30/27	EUR	7,009	7,197,287
Sutter Health
	2.294%, 08/15/30		2,400	2,113,244
Tanger Properties LP
	2.750%, 09/01/31		1,000	789,814
Tapestry, Inc.
	3.050%, 03/15/32		6,000	5,022,371
Targa Resources Corp.
	4.200%, 02/01/33		1,500	1,408,911
Target Corp.
	2.500%, 04/15/26		31	30,379
Taylor Morrison Communities, Inc.
Ω	5.875%, 06/15/27		100	102,125
Ω	5.750%, 01/15/28		5,000	4,834,250
Ω	5.125%, 08/01/30		2,100	1,925,223
Teledyne FLIR LLC
	2.500%, 08/01/30		2,000	1,697,830
Textron, Inc.
	2.450%, 03/15/31		1,000	845,520
Thermo Fisher Scientific, Inc.
	1.450%, 03/16/27	EUR	1,000	1,013,745
	1.375%, 09/12/28	EUR	1,315	1,318,126
	0.875%, 10/01/31	EUR	5,000	4,608,637
	2.375%, 04/15/32	EUR	3,571	3,722,318
Timken Co.
	4.125%, 04/01/32		5,000	4,705,442
Toll Brothers Finance Corp.
#	4.875%, 03/15/27		1,800	1,773,483
	4.350%, 02/15/28		4,018	3,802,933
#	3.800%, 11/01/29		2,000	1,797,866
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
	5.875%, 06/15/24		3,400	3,422,950
TWDC Enterprises 18 Corp.
	4.125%, 12/01/41		545	516,572
Twitter, Inc.
#Ω	3.875%, 12/15/27		7,300	6,945,950
Under Armour, Inc.
	3.250%, 06/15/26		6,250	5,731,696
United States Cellular Corp.
	6.700%, 12/15/33		800	794,940
UnitedHealth Group, Inc.
	2.750%, 02/15/23		101	100,840
	4.625%, 07/15/35		1,000	1,064,131
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Unum Group
3.875%, 11/05/25		23	$22,715
4.000%, 06/15/29		5,100	4,875,126
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,173	2,056,645
3.125%, 11/22/28	EUR	3,400	3,292,950
VeriSign, Inc.
# 2.700%, 06/15/31		5,400	4,595,987
Verizon Communications, Inc.
1.375%, 10/27/26	EUR	1,500	1,515,331
4.329%, 09/21/28		200	205,130
1.375%, 11/02/28	EUR	2,000	1,965,541
4.016%, 12/03/29		183	183,649
2.625%, 12/01/31	EUR	2,500	2,606,784
2.355%, 03/15/32		53	45,775
4.750%, 02/17/34	GBP	1,500	1,987,541
VF Corp.
# 2.950%, 04/23/30		2,166	1,970,537
Viatris, Inc.
3.850%, 06/22/40		12,500	9,120,545
VMware, Inc.
3.900%, 08/21/27		3,521	3,458,615
Vontier Corp.
2.950%, 04/01/31		13,875	10,998,435
Vornado Realty LP
3.400%, 06/01/31		4,650	3,933,398
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		1,064	1,060,889
2.125%, 11/20/26	EUR	2,700	2,724,836
# 3.200%, 04/15/30		730	668,929
Walmart, Inc.
4.875%, 09/21/29	EUR	1,166	1,433,451
5.750%, 12/19/30	GBP	2,119	3,134,251
5.250%, 09/28/35	GBP	4,886	7,190,852
Walt Disney Co.
# 3.800%, 03/22/30		1,896	1,903,281
# 2.650%, 01/13/31		1,000	919,915
# 6.400%, 12/15/35		300	363,259
Waste Management, Inc.
2.950%, 06/01/41		1,000	814,791
WEC Energy Group, Inc.
3.550%, 06/15/25		12	11,934
Wells Fargo & Co.
3.000%, 02/19/25		190	187,867
3.000%, 04/22/26		32	31,157
2.000%, 04/27/26	EUR	800	812,857
1.375%, 10/26/26	EUR	3,500	3,458,863
1.000%, 02/02/27	EUR	6,900	6,662,822
1.000%, 02/02/27	EUR	800	772,501
4.150%, 01/24/29		1,000	995,242
2.500%, 05/02/29	GBP	750	855,342
0.625%, 03/25/30	EUR	1,016	891,977
0.625%, 08/14/30	EUR	1,611	1,403,637
Welltower, Inc.
3.100%, 01/15/30		1,000	907,631
Western Digital Corp.
# 4.750%, 02/15/26		5,980	5,892,506

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Westlake Chemical Corp.
3.375%, 06/15/30		1,100	$1,015,885
Westlake Corp.
1.625%, 07/17/29	EUR	6,000	5,378,737
WestRock MWV LLC
8.200%, 01/15/30		180	219,667
Weyerhaeuser Co.
7.375%, 03/15/32		254	301,959
Whirlpool Corp.
3.700%, 05/01/25		145	144,869
4.750%, 02/26/29		1,000	1,021,154
Whirlpool Finance Luxembourg Sarl
1.250%, 11/02/26	EUR	1,200	1,176,619
1.100%, 11/09/27	EUR	500	471,152
Williams Cos., Inc.
4.000%, 09/15/25		136	135,717
3.750%, 06/15/27		16	15,660
Williams Cos., Inc.
3.700%, 01/15/23		100	99,888
Wisconsin Electric Power Co.
3.100%, 06/01/25		37	36,699
Wisconsin Power & Light Co.
1.950%, 09/16/31		750	641,692
Wisconsin Power and Light Co.
3.000%, 07/01/29		1,000	948,224
WP Carey, Inc.
2.450%, 02/01/32		1,900	1,578,520
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
WRKCo, Inc.
#	4.200%, 06/01/32	2,600	$2,545,432
#	3.000%, 06/15/33	3,100	2,717,139
Xerox Corp.
	3.800%, 05/15/24	2,050	1,998,750
Xerox Holdings Corp.
Ω	5.000%, 08/15/25	5,000	4,832,575
Ω	5.500%, 08/15/28	1,000	890,821
Yum! Brands, Inc.
Ω	4.750%, 01/15/30	4,375	4,254,250
	3.625%, 03/15/31	5,370	4,859,689
Zoetis, Inc.
	3.000%, 09/12/27	62	59,773
TOTAL UNITED STATES			1,513,143,845
TOTAL BONDS			2,777,732,138
TOTAL INVESTMENT SECURITIES (Cost $3,398,522,262)			3,052,612,494

		Shares
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	7,795,186	90,166,914
TOTAL INVESTMENTS — (100.0%)
(Cost $3,488,690,577)^^			$3,142,779,408

As of July 31, 2022, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,820,194	EUR	1,691,440	Australia and New Zealand Bank	08/17/22	$89,679
USD	3,201,911	EUR	2,971,280	BANK OF NEW YORK	08/17/22	161,990
USD	4,456,520	EUR	4,187,927	HSBC Bank	08/17/22	171,846
USD	1,731,821	EUR	1,643,431	Royal Bank of Scotland	08/17/22	50,425
USD	9,527,879	EUR	8,901,051	State Street Bank and Trust	08/17/22	421,202
USD	6,459,770	EUR	6,055,129	UBS AG	08/17/22	264,759
NZD	376,322	USD	233,716	Australia and New Zealand Bank	08/25/22	2,946
NZD	272,945	USD	169,935	Citibank, N.A.	08/25/22	1,715
USD	10,381,709	NZD	16,064,418	HSBC Bank	08/25/22	279,097
CAD	9,534,991	USD	7,399,484	Citibank, N.A.	08/26/22	46,271
USD	110,767,295	CAD	141,216,925	HSBC Bank	08/26/22	492,757
USD	6,331,152	EUR	5,927,151	HSBC Bank	08/26/22	263,306
CAD	3,564,255	USD	2,734,861	Morgan Stanley and Co. International	08/26/22	48,422
USD	33,012,613	EUR	30,672,407	State Street Bank and Trust	08/26/22	1,612,122
USD	68,108,916	GBP	55,482,724	HSBC Bank	08/30/22	499,157
USD	208,255	DKK	1,482,101	HSBC Bank	08/30/22	4,364
USD	382,141	DKK	2,734,521	Morgan Stanley and Co. International	08/30/22	5,954
GBP	7,374,803	USD	8,949,592	State Street Bank and Trust	08/30/22	37,145
USD	17,624,447	DKK	121,941,922	UBS AG	08/30/22	849,013

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	22,207,089	GBP	18,143,881	State Street Bank and Trust	08/31/22	$96,954
CAD	27,404,486	USD	21,258,823	Australia and New Zealand Bank	09/06/22	140,328
CAD	21,442,987	USD	16,626,170	Australia and New Zealand Bank	09/14/22	117,024
CAD	1,062,705	USD	827,216	Societe Generale	09/14/22	2,570
USD	2,741,835	EUR	2,585,834	BANK OF NEW YORK	09/21/22	89,745
USD	16,031,057	EUR	15,187,696	HSBC Bank	09/21/22	454,210
USD	11,618,223	EUR	11,034,102	State Street Bank and Trust	09/21/22	301,396
USD	7,723,208	EUR	7,248,660	UBS AG	09/21/22	288,817
USD	76,619,300	EUR	72,048,852	Societe Generale	09/26/22	2,697,953
USD	79,924,580	EUR	75,536,627	HSBC Bank	09/28/22	2,413,736
JPY	77,352,943	USD	566,180	Australia and New Zealand Bank	09/29/22	16,510
USD	76,939,466	EUR	73,586,364	State Street Bank and Trust	09/29/22	1,424,460
JPY	248,336,040	USD	1,839,604	State Street Bank and Trust	09/29/22	31,080
AUD	2,462,522	USD	1,702,583	Australia and New Zealand Bank	10/04/22	19,637
USD	3,399,499	EUR	3,304,912	Australia and New Zealand Bank	10/21/22	2,480
USD	8,455,086	EUR	8,219,047	State Street Bank and Trust	10/21/22	6,978
Total Appreciation						$13,406,048
USD	4,482,320	NZD	7,248,581	Australia and New Zealand Bank	08/08/22	$(76,462)
USD	225,766	NZD	362,047	State Street Bank and Trust	08/08/22	(1,932)
USD	11,641,884	AUD	17,176,157	Citibank, N.A.	08/15/22	(361,427)
USD	1,764,039	AUD	2,531,101	Societe Generale	08/15/22	(4,785)
USD	65,048,689	AUD	96,021,258	HSBC Bank	08/16/22	(2,055,518)
USD	8,821,557	EUR	8,642,375	Royal Bank of Scotland	08/17/22	(20,469)
NZD	405,240	USD	257,419	Australia and New Zealand Bank	08/25/22	(2,571)
USD	393,645	NZD	641,299	Morgan Stanley and Co. International	08/25/22	(9,656)
NZD	307,318	USD	193,410	State Street Bank and Trust	08/25/22	(144)
CAD	15,133,371	USD	11,977,337	HSBC Bank	08/26/22	(159,876)
USD	3,248,600	CAD	4,196,721	State Street Bank and Trust	08/26/22	(28,567)
DKK	1,551,775	USD	220,531	Citibank, N.A.	08/30/22	(7,055)
DKK	3,656,417	USD	520,168	HSBC Bank	08/30/22	(17,158)
DKK	3,327,916	USD	469,865	Morgan Stanley and Co. International	08/30/22	(12,047)
USD	594,986	DKK	4,339,528	Morgan Stanley and Co. International	08/30/22	(1,999)
DKK	1,367,820	USD	198,196	Societe Generale	08/30/22	(10,027)
USD	203,007	DKK	1,492,725	Societe Generale	08/30/22	(2,346)
USD	3,133,815	GBP	2,599,331	HSBC Bank	08/31/22	(33,730)
USD	95,414,961	CAD	124,147,154	HSBC Bank	09/06/22	(1,526,967)
USD	4,190,382	CAD	5,372,582	State Street Bank and Trust	09/06/22	(4,868)
USD	93,783,584	CAD	121,918,781	HSBC Bank	09/14/22	(1,413,494)
USD	88,438,557	JPY	11,981,699,865	Morgan Stanley and Co. International	09/29/22	(1,818,095)
USD	2,512,311	GBP	2,107,454	Royal Bank of Scotland	09/30/22	(57,615)
USD	61,030,539	GBP	50,729,802	UBS AG	09/30/22	(831,711)
USD	65,483,884	AUD	96,648,189	UBS AG	10/04/22	(2,109,173)
USD	18,414,880	EUR	18,149,857	State Street Bank and Trust	10/05/22	(218,750)
USD	68,555,656	EUR	66,914,380	UBS AG	10/05/22	(142,286)
USD	4,258,855	EUR	4,196,375	BANK OF NEW YORK	10/06/22	(49,690)
USD	3,746,642	EUR	3,668,765	Royal Bank of Scotland	10/06/22	(20,190)
USD	85,091,818	EUR	83,049,272	State Street Bank and Trust	10/06/22	(177,382)
USD	61,035,582	GBP	51,469,076	UBS AG	10/14/22	(1,750,539)
USD	4,357,977	EUR	4,264,533	Australia and New Zealand Bank	10/21/22	(25,406)
USD	50,979,520	EUR	49,944,575	State Street Bank and Trust	10/21/22	(356,985)
Total (Depreciation)						$(13,308,920)
Total Appreciation (Depreciation)						$97,128

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$274,880,356	—	$274,880,356
Bonds
Australia	—	186,183,629	—	186,183,629
Belgium	—	9,927,170	—	9,927,170
Canada	—	361,175,236	—	361,175,236
Denmark	—	21,709,205	—	21,709,205
Finland	—	31,180,614	—	31,180,614
France	—	101,878,504	—	101,878,504
Germany	—	66,683,678	—	66,683,678
Hong Kong	—	18,852,773	—	18,852,773
Italy	—	29,816,797	—	29,816,797
Japan	—	86,096,633	—	86,096,633
Luxembourg	—	976,513	—	976,513
Netherlands	—	64,994,030	—	64,994,030
New Zealand	—	14,472,365	—	14,472,365
Norway	—	30,482,709	—	30,482,709
Spain	—	31,566,811	—	31,566,811
Supranational Organization Obligations	—	58,904,619	—	58,904,619
Sweden	—	1,797,798	—	1,797,798
Switzerland	—	12,747,153	—	12,747,153
United Kingdom	—	135,142,056	—	135,142,056
United States	—	1,513,143,845	—	1,513,143,845
Securities Lending Collateral	—	90,166,914	—	90,166,914
Forward Currency Contracts**	—	97,128	—	97,128
TOTAL	—	$3,142,876,536	—	$3,142,876,536
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.2%)
BRAZIL — (3.7%)
	AES Brasil Energia SA	77,700	$161,434
	Aliansce Sonae Shopping Centers SA	18,500	60,319
*	Alliar Medicos A Frente SA	25,751	102,474
	Allied Tecnologia SA	11,000	22,365
	Alper Consultoria e Corretora de Seguros SA	1,100	5,528
	Alupar Investimento SA	32,200	169,585
	Ambev SA, ADR	322,455	909,323
	Americanas SA	102,721	277,941
*	Anima Holding SA	26,900	23,291
	Arezzo Industria e Comercio SA	8,860	135,534
	Atacadao SA	71,420	257,157
	Auren Energia SA	89,404	245,192
	B3 SA - Brasil Bolsa Balcao	776,004	1,663,262
	Banco Bradesco SA	126,540	353,885
	Banco BTG Pactual SA	108,422	472,111
	Banco do Brasil SA	97,300	676,423
	Banco Santander Brasil SA	57,061	311,988
	BB Seguridade Participacoes SA	94,554	529,777
	Bemobi Mobile Tech SA	13,617	33,976
*	BK Brasil Operacao e Assessoria a Restaurantes SA	27,041	32,507
*	Blau Farmaceutica SA	6,879	37,319
	Boa Vista Servicos SA	10,200	10,606
	BR Malls Participacoes SA	103,000	157,861
	BR Properties SA	27,600	44,914
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	14,064	65,209
	Braskem SA, Sponsored ADR	4,311	61,389
	Caixa Seguridade Participacoes S/A	122,964	177,051
	Camil Alimentos SA	28,442	50,298
	CCR SA	397,833	998,792
	Centrais Eletricas Brasileiras SA	46,216	409,183
	Cia Brasileira de Distribuicao	45,223	142,554
	Cia de Saneamento Basico do Estado de Sao Paulo	64,500	556,853
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	14,704	126,013
	Cia de Saneamento de Minas Gerais-COPASA	42,300	98,104
	Cia de Saneamento do Parana	33,300	118,935
	Cia de Saneamento do Parana	21,300	14,491
	Cia Energetica de Minas Gerais, Sponsored ADR	9,204	20,433
	Cia Energetica de Minas Gerais	74,970	246,466
	Cia Paranaense de Energia	59,545	74,459
	Cia Paranaense de Energia	9,600	63,955
	Cielo SA	519,418	444,719
*	Cogna Educacao	298,665	130,454
*	Construtora Tenda SA	34,588	26,138
	Cosan SA	85,936	310,088
	CPFL Energia SA	45,441	288,414
	CSU Cardsystem SA	8,200	22,441
	Cury Construtora e Incorporadora SA	8,800	13,810
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	139,677	340,952
	Dexco SA	133,283	251,157
	Diagnosticos da America SA	6,300	23,354
	Dimed SA Distribuidora da Medicamentos	7,800	16,552
	Direcional Engenharia SA	37,400	85,583
*	Dommo Energia SA	86,800	25,835
*	EcoRodovias Infraestrutura e Logistica SA	73,109	80,399
	EDP - Energias do Brasil SA	32,000	134,207

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Eletromidia SA	5,400	$11,480
*	Embraer SA	169,852	385,721
*	Empreendimentos Pague Menos SA	18,300	15,880
	Energisa SA	56,420	480,226
	Equatorial Energia SA	224,171	1,074,908
	Eternit SA	10,926	23,883
	Even Construtora e Incorporadora SA	42,080	43,429
	Ez Tec Empreendimentos e Participacoes SA	40,196	131,136
	Fleury SA	88,000	275,016
	Fras-Le SA	2,482	5,694
*	Gafisa SA	139,442	33,149
	Gerdau SA, Sponsored ADR	45,890	216,601
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	24,750	21,621
Ω	GPS Participacoes e Empreendimentos SA	36,126	86,648
	Grendene SA	49,721	68,516
*	Grupo Mateus SA	70,885	58,773
	Grupo SBF SA	13,528	54,409
	Guararapes Confeccoes SA	29,565	42,627
Ω	Hapvida Participacoes e Investimentos SA	570,840	679,611
*	Hidrovias do Brasil SA	33,300	14,352
	Hypera SA	84,800	698,021
	Instituto Hermes Pardini SA	16,500	64,959
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	11,000	57,805
	Inter & Co., Inc., BDR	6,996	21,134
*	International Meal Co. Alimentacao SA, Class A	60,698	19,356
	Iochpe-Maxion SA	25,200	76,319
	Irani Papel e Embalagem SA	23,200	30,939
*	IRB Brasil Resseguros SA	216,400	79,883
	Itau Unibanco Holding SA	40,835	160,054
	JHSF Participacoes SA	91,696	101,016
	JSL SA	1,648	1,621
	Kepler Weber SA	15,900	62,812
	Klabin SA	376,370	1,449,731
	Light SA	87,100	90,061
	Localiza Rent a Car SA	123,489	1,374,965
*Ω	Locaweb Servicos de Internet SA	38,200	49,982
	LOG Commercial Properties e Participacoes SA	6,900	27,898
*	Log-in Logistica Intermodal SA	11,000	69,094
	Lojas Quero Quero SA	27,200	31,962
	Lojas Renner SA	152,715	746,441
	LPS Brasil Consultoria de Imoveis SA	17,000	9,857
	M Dias Branco SA	18,932	113,978
*	Magazine Luiza SA	194,922	97,195
	Mahle-Metal Leve SA	8,900	41,455
	Marcopolo SA	38,000	15,717
*	Marisa Lojas SA	26,500	11,216
	Melnick Even Desenvolvimento Imobiliario SA	16,200	12,399
	Mills Estruturas e Servicos de Engenharia SA	53,000	78,874
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	7,746	7,351
*	Moura Dubeux Engenharia SA	10,100	10,346
	Movida Participacoes SA	51,611	126,681
	MRV Engenharia e Participacoes SA	100,447	177,827
	Multiplan Empreendimentos Imobiliarios SA	27,600	126,955
	Natura & Co. Holding SA	260,180	783,441
#	Natura & Co. Holding SA, ADR	15,400	93,170
	Neoenergia SA	54,109	154,878
	Odontoprev SA	97,297	186,354
*	Omega Energia SA	90,709	215,810
*	Orizon Valorizacao de Residuos SA	4,200	22,956

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Ouro Fino Saude Animal Participacoes SA	1,600	$7,032
	Porto Seguro SA	80,818	287,715
	Portobello SA	10,300	17,100
	Positivo Tecnologia SA	48,052	63,709
	Qualicorp Consultoria e Corretora de Seguros SA	103,524	197,080
	Raia Drogasil SA	329,331	1,335,375
Ω	Rede D'Or Sao Luiz SA	14,400	90,144
	Romi SA	8,266	21,344
	Rumo SA	142,720	483,815
	Santos Brasil Participacoes SA	53,691	67,657
#	Sendas Distribuidora SA, ADR	3,311	50,393
	Sendas Distribuidora SA	230,650	706,558
Ω	Ser Educacional SA	13,300	15,140
	SIMPAR SA	32,851	65,586
	Sinqia SA	11,600	38,830
	Sul America SA	169,933	772,139
	Suzano SA	145,061	1,353,858
	Tegma Gestao Logistica SA	9,500	24,530
	Telefonica Brasil SA	29,500	254,286
#	Telefonica Brasil SA, ADR	21,716	188,495
	TIM SA, ADR	2,608	31,609
	TIM SA	260,262	633,289
	TOTVS SA	66,708	339,980
	Transmissora Alianca de Energia Eletrica SA	79,252	619,728
	Trisul SA	40,600	29,818
	Ultrapar Participacoes SA	153,808	377,230
#	Ultrapar Participacoes SA, Sponsored ADR	61,736	153,723
	Unipar Carbocloro SA	8,360	131,521
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,600	27,704
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	38,992	102,490
*	Via SA	180,805	83,866
	Vibra Energia SA	154,538	497,296
	Vivara Participacoes SA	10,800	46,318
	Vulcabras Azaleia SA	27,100	60,076
	WEG SA	123,400	668,742
	Wiz Solucoes e Corretagem de Seguros SA	31,400	45,030
*	XP, Inc., BDR	7,417	156,178
	YDUQS Participacoes SA	31,700	81,178
TOTAL BRAZIL			33,463,815
CHILE — (0.5%)
	Aguas Andinas SA, Class A	702,233	141,639
	Banco de Chile, ADR	17,168	325,159
	Banco de Credito e Inversiones SA	5,540	167,153
	Banco Santander Chile, ADR	13,546	211,859
	Banco Santander Chile	760,231	30,111
	Besalco SA	118,298	33,894
*	Camanchaca SA	228,863	13,253
	CAP SA	19,548	178,893
	Cencosud SA	200,888	274,435
	Cencosud Shopping SA	61,000	66,000
	Cia Cervecerias Unidas SA	29,430	169,832
	Cia Cervecerias Unidas SA, Sponsored ADR	4,430	51,122
	Cia Sud Americana de Vapores SA	605,382	65,503
	Embotelladora Andina SA, ADR, Class B	4,723	54,031
	Empresa Nacional de Telecomunicaciones SA	27,407	90,634
	Empresas CMPC SA	210,773	358,111
	Empresas Hites SA	95,679	9,662

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Enel Americas SA	2,043,106	$206,782
	Enel Chile SA	1,814,367	51,948
	Falabella SA	47,778	106,574
	Forus SA	22,023	26,811
	Grupo Security SA	409,448	59,297
	Hortifrut SA	43,292	38,939
	Instituto de Diagnostico SA	1,346	2,074
	Inversiones Aguas Metropolitanas SA	132,025	57,873
	Inversiones La Construccion SA	7,731	23,173
	Itau CorpBanca Chile SA	32,519,334	70,264
	Multiexport Foods SA	46,510	17,549
	Parque Arauco SA	97,790	82,586
	PAZ Corp. SA	19,614	5,564
	Plaza SA	43,864	37,434
	Ripley Corp. SA	224,629	33,526
	Salfacorp SA	132,841	36,678
	Sigdo Koppers SA	84,902	83,008
	SMU SA	875,647	89,401
	Sociedad Matriz SAAM SA	1,197,624	75,066
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,807	767,975
	Socovesa SA	15,493	1,522
	SONDA SA	176,889	58,106
	Vina Concha y Toro SA	145,505	195,724
TOTAL CHILE			4,369,165
CHINA — (30.9%)
	360 DigiTech, Inc., ADR	27,190	394,799
	360 Security Technology, Inc., Class A	59,500	65,308
*	361 Degrees International Ltd.	219,000	109,013
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	55,200	160,465
Ω	3SBio, Inc.	341,000	226,979
*	9F, Inc., ADR	10,020	8,034
	Accelink Technologies Co. Ltd., Class A	13,100	34,644
	ADAMA Ltd., Class A	12,600	20,281
	Addsino Co. Ltd., Class A	27,000	45,814
	Advanced Technology & Materials Co. Ltd., Class A	17,320	24,207
	AECC Aero-Engine Control Co. Ltd., Class A	12,800	51,916
	AECC Aviation Power Co. Ltd., Class A	8,600	63,615
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	7,900	11,256
*	Aesthetic Medical International Holdings Group Ltd., ADR	77	177
	Agile Group Holdings Ltd.	376,000	123,207
*	Agora, Inc., ADR	7,535	36,997
	Agricultural Bank of China Ltd., Class H	5,953,000	1,963,431
	Aier Eye Hospital Group Co. Ltd., Class A	63,389	286,494
*	AirNet Technology, Inc., ADR	4,104	5,581
	Aisino Corp., Class A	19,300	30,728
	Ajisen China Holdings Ltd.	95,000	10,410
Ω	Ak Medical Holdings Ltd.	90,000	70,094
*	Alibaba Group Holding Ltd., Sponsored ADR	79,804	7,132,083
*	Alibaba Group Holding Ltd.	430,400	4,839,189
*	Alibaba Health Information Technology Ltd.	318,000	190,958
*	Alibaba Pictures Group Ltd.	3,720,000	317,417
Ω	A-Living Smart City Services Co. Ltd.	170,000	207,360
	All Winner Technology Co. Ltd., Class A	5,960	22,231
*	Alpha Group, Class A	18,000	12,611
*	Amlogic Shanghai Co. Ltd., Class A	2,400	30,169
	Amoy Diagnostics Co. Ltd., Class A	7,380	32,844
	Angel Yeast Co. Ltd., Class A	18,100	119,364
	Anhui Anke Biotechnology Group Co. Ltd., Class A	22,200	30,111

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Construction Engineering Group Co. Ltd., Class A	22,400	$20,228
	Anhui Expressway Co. Ltd., Class H	88,000	66,944
	Anhui Guangxin Agrochemical Co. Ltd., Class A	13,720	53,834
	Anhui Gujing Distillery Co. Ltd., Class A	2,100	66,607
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	18,440	82,073
	Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	13,200	21,464
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	44,340	35,360
	Anhui Jinhe Industrial Co. Ltd., Class A	11,200	67,494
	Anhui Kouzi Distillery Co. Ltd., Class A	10,100	75,161
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	18,414
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	19,800	32,630
	Anhui Xinhua Media Co. Ltd., Class A	14,100	10,076
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	68,883
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	16,600	55,803
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	560	17,548
	Anjoy Foods Group Co. Ltd., Class A	1,500	32,745
	Anker Innovations Technology Co. Ltd., Class A	2,400	26,243
	ANTA Sports Products Ltd.	178,000	1,959,932
*Ω	Antengene Corp. Ltd.	35,500	23,516
#*	Anton Oilfield Services Group	1,062,000	57,637
	Aoshikang Technology Co. Ltd., Class A	2,400	10,222
*	Aotecar New Energy Technology Co., Ltd., Class A	45,000	21,675
	Apeloa Pharmaceutical Co. Ltd., Class A	19,000	54,417
	APT Satellite Holdings Ltd.	62,000	16,502
Ω	Archosaur Games, Inc.	77,000	47,832
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	12,700	65,714
Ω	AsiaInfo Technologies Ltd.	64,000	102,074
	Asymchem Laboratories Tianjin Co. Ltd., Class A	1,400	34,291
	Autel Intelligent Technology Corp. Ltd., Class A	4,400	23,876
	Autobio Diagnostics Co. Ltd., Class A	3,900	26,523
	Avary Holding Shenzhen Co. Ltd., Class A	17,900	81,829
	AVIC Electromechanical Systems Co. Ltd., Class A	19,000	33,377
	AVIC Industry-Finance Holdings Co. Ltd., Class A	100,500	48,691
	AviChina Industry & Technology Co. Ltd., Class H	789,000	420,968
	AVICOPTER PLC, Class A	5,500	35,757
	Bafang Electric Suzhou Co. Ltd., Class A	500	13,005
Ω	BAIC Motor Corp. Ltd., Class H	429,500	115,581
#*	Baidu, Inc., Sponsored ADR	17,820	2,433,677
*	Baidu, Inc., Class A	88,450	1,528,805
Ω	BAIOO Family Interactive Ltd.	372,000	23,623
	Bank of Beijing Co. Ltd., Class A	51,100	31,653
	Bank of Changsha Co. Ltd., Class A	37,900	41,670
	Bank of Chengdu Co. Ltd., Class A	26,200	59,991
	Bank of China Ltd., Class H	12,369,000	4,398,233
	Bank of Chongqing Co. Ltd., Class H	169,500	89,292
	Bank of Communications Co. Ltd., Class H	1,530,000	910,676
	Bank of Guiyang Co. Ltd., Class A	40,536	33,718
	Bank of Hangzhou Co. Ltd., Class A	36,000	76,495
	Bank of Jiangsu Co. Ltd., Class A	42,380	45,356
	Bank of Nanjing Co. Ltd., Class A	55,422	85,109
	Bank of Ningbo Co. Ltd., Class A	19,910	92,383
	Bank of Shanghai Co. Ltd., Class A	70,000	61,982
	Bank of Suzhou Co. Ltd., Class A	11,630	11,077
*	Bank of Tianjin Co. Ltd., Class H	54,000	14,288
*Ω	Bank of Zhengzhou Co. Ltd., Class H	43,560	7,648
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	13,189
*	Baoye Group Co. Ltd., Class H	66,000	33,423
*	Baozun, Inc., Sponsored ADR	13,006	113,152
*	Baozun, Inc., Class A	14,300	42,238

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beibuwan Port Co. Ltd., Class A	31,000	$36,140
#*	BeiGene Ltd., ADR	1,611	270,777
*	BeiGene Ltd.	12,900	165,938
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	16,700	22,356
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,860	25,817
	Beijing Capital Development Co. Ltd., Class A	56,800	37,571
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	148,370	64,850
*	Beijing Capital International Airport Co. Ltd., Class H	504,000	296,278
	Beijing Certificate Authority Co. Ltd., Class A	3,150	11,596
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	43,500	67,842
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	44,757	48,259
	Beijing Easpring Material Technology Co. Ltd., Class A	5,921	84,471
	Beijing E-Hualu Information Technology Co. Ltd., Class A	12,000	31,170
*	Beijing Energy International Holding Co. Ltd.	1,748,000	51,449
	Beijing Enlight Media Co. Ltd., Class A	26,600	33,036
	Beijing Enterprises Holdings Ltd.	144,000	461,517
	Beijing Enterprises Water Group Ltd.	1,484,000	449,920
	Beijing Forever Technology Co. Ltd., Class A	11,900	14,596
#*††	Beijing Gas Blue Sky Holdings Ltd.	1,800,000	14,217
	Beijing Haixin Energy Technology Co. Ltd., Class A	43,500	32,345
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,054	49,740
*	Beijing Jetsen Technology Co. Ltd., Class A	71,900	58,393
	Beijing Kingsoft Office Software, Inc., Class A	1,236	32,167
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	4,200	16,230
	Beijing New Building Materials PLC, Class A	21,700	92,781
	Beijing North Star Co. Ltd., Class H	198,000	24,204
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	46,300	16,982
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	19,400	26,063
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	11,450	68,780
	Beijing Originwater Technology Co. Ltd., Class A	35,200	29,096
	Beijing Roborock Technology Co. Ltd., Class A	621	30,066
	Beijing Shiji Information Technology Co. Ltd., Class A	18,816	39,779
	Beijing Sinnet Technology Co. Ltd., Class A	31,200	44,514
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	27,148
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	33,956
	Beijing Strong Biotechnologies, Inc., Class A	7,900	21,424
	Beijing SuperMap Software Co. Ltd., Class A	7,000	19,465
*	Beijing Thunisoft Corp. Ltd., Class A	20,300	21,530
	Beijing Tiantan Biological Products Corp. Ltd., Class A	12,360	36,747
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	128,000	165,070
	Beijing Tongrentang Co. Ltd., Class A	4,800	33,587
	Beijing Ultrapower Software Co. Ltd., Class A	36,401	22,869
	Beijing United Information Technology Co. Ltd., Class A	4,750	64,804
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	38,000	8,410
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	5,195	104,401
*	Beijing Watertek Information Technology Co. Ltd., Class A	40,200	22,795
	Beijing Yanjing Brewery Co. Ltd., Class A	16,300	20,086
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,500	79,584
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	20,520	64,753
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	100,300	69,228
	Beken Corp., Class A	3,600	17,133
	Bestsun Energy Co. Ltd., Class A	28,200	19,980
	Betta Pharmaceuticals Co. Ltd., Class A	4,300	31,972
	Better Life Commercial Chain Share Co. Ltd., Class A	5,600	5,224
	BGI Genomics Co. Ltd., Class A	5,400	49,731
	Biem.L.Fdlkk Garment Co. Ltd., Class A	9,276	29,484
*	Bilibili, Inc., Class Z	38,060	930,308

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Black Peony Group Co. Ltd., Class A	20,700	$23,899
	Bloomage Biotechnology Corp. Ltd., Class A	1,609	38,123
*	Blue Sail Medical Co. Ltd., Class A	24,900	32,365
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	66,200	58,587
	BOC International China Co. Ltd., Class A	18,400	34,497
	BOE Technology Group Co. Ltd., Class A	545,500	315,239
	BOE Varitronix Ltd.	33,000	76,720
*	Bohai Leasing Co. Ltd., Class A	149,500	47,915
	Bosideng International Holdings Ltd.	1,276,000	744,736
	Boya Bio-pharmaceutical Group Co. Ltd., Class A	4,200	20,615
*	Boyaa Interactive International Ltd.	40,000	2,051
	Bright Dairy & Food Co. Ltd., Class A	17,700	31,801
*††	Brilliance China Automotive Holdings Ltd.	716,000	126,195
	B-Soft Co. Ltd., Class A	12,870	13,303
#*	Burning Rock Biotech Ltd., ADR	5,610	17,896
	BYD Co. Ltd., Class H	10,000	365,860
	BYD Electronic International Co. Ltd.	189,500	486,863
	By-health Co. Ltd., Class A	19,500	53,537
	C C Land Holdings Ltd.	321,000	81,930
	C&D International Investment Group Ltd.	143,346	348,723
	C&D Property Management Group Co. Ltd.	86,000	40,603
	Cabbeen Fashion Ltd.	59,000	12,476
	Caitong Securities Co. Ltd., Class A	53,950	58,418
	Camel Group Co. Ltd., Class A	16,600	28,711
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	25,200	23,500
	Canny Elevator Co. Ltd., Class A	12,500	15,040
#Ω	CanSino Biologics, Inc., Class H	29,600	247,760
	Capinfo Co. Ltd., Class H	204,000	8,190
*	Capital Environment Holdings Ltd.	1,184,000	27,305
	Castech, Inc., Class A	9,600	23,832
Ω	Cathay Media & Education Group, Inc.	149,000	21,488
*	CECEP Solar Energy Co. Ltd., Class A	46,200	61,268
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	32,100	11,833
	CECEP Wind-Power Corp., Class A	79,600	64,491
	Central China Management Co. Ltd.	227,000	24,829
	Central China New Life Ltd.	41,000	17,375
	Central China Real Estate Ltd.	235,705	20,728
	Central China Securities Co. Ltd., Class H	402,000	60,960
	CETC Digital Technology Co. Ltd., Class A	5,330	15,162
	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	28,588
Ω	CGN Power Co. Ltd., Class H	1,680,000	387,380
	Chacha Food Co. Ltd., Class A	8,300	58,889
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	17,003
	Changchun High & New Technology Industry Group, Inc., Class A	4,500	129,767
	Changjiang Securities Co. Ltd., Class A	67,900	54,855
#*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	12,000	13,535
	Changying Xinzhi Technology Co. Ltd., Class A	11,200	30,134
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,300	33,977
*	Chanjet Information Technology Co. Ltd., Class H	26,100	23,234
	Chaowei Power Holdings Ltd.	107,000	27,312
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,200	56,649
*	Cheetah Mobile, Inc., ADR	14,649	10,678
	Chen Lin Education Group Holdings Ltd.	66,000	18,153
*	Cheng De Lolo Co. Ltd., Class A	40,100	49,505
	Chengdu CORPRO Technology Co. Ltd., Class A	8,000	28,200
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	16,010
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,300	21,340
	Chengdu Hongqi Chain Co. Ltd., Class A	25,300	18,302
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	9,200	11,936

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,200	$17,048
	Chengdu Wintrue Holding Co. Ltd., Class A	31,800	68,630
	Chengdu Xingrong Environment Co. Ltd., Class A	25,100	18,983
	Chengtun Mining Group Co. Ltd., Class A	49,000	57,396
	Chengxin Lithium Group Co. Ltd., Class A	10,500	88,594
*	Chengzhi Co. Ltd., Class A	21,400	32,144
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	36,100	97,927
	China Aerospace International Holdings Ltd.	476,000	26,976
#	China Aircraft Leasing Group Holdings Ltd.	117,000	71,358
	China Baoan Group Co. Ltd., Class A	20,300	42,975
	China Bester Group Telecom Co. Ltd., Class A	4,900	8,749
	China BlueChemical Ltd., Class H	498,000	134,736
Ω	China Bohai Bank Co. Ltd., Class H	65,500	11,669
	China CAMC Engineering Co. Ltd., Class A	19,900	24,020
	China CITIC Bank Corp. Ltd., Class H	1,374,000	574,305
	China Communications Services Corp. Ltd., Class H	760,000	308,990
*	China Conch Environment Protection Holdings Ltd.	448,000	354,739
	China Conch Venture Holdings Ltd.	448,000	868,532
	China Construction Bank Corp., Class H	13,357,000	8,529,916
	China CSSC Holdings Ltd., Class A	36,600	126,944
	China Datang Corp. Renewable Power Co. Ltd., Class H	798,000	216,589
	China Design Group Co. Ltd., Class A	16,900	22,913
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	834,000	106,284
	China Dongxiang Group Co. Ltd.	754,000	37,503
Ω	China East Education Holdings Ltd.	50,000	20,301
	China Electronics Huada Technology Co. Ltd.	214,000	20,208
	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	49,377
	China Energy Engineering Corp. Ltd., Class H	416,000	55,159
	China Everbright Bank Co. Ltd., Class H	931,000	282,358
#Ω	China Everbright Greentech Ltd.	99,000	22,445
	China Everbright Ltd.	262,000	199,080
*	China Express Airlines Co. Ltd., Class A	7,100	10,850
Ω	China Feihe Ltd.	714,000	626,945
*	China Film Co. Ltd., Class A	20,400	35,711
	China Foods Ltd.	204,000	64,959
*	China Fordoo Holdings Ltd.	281,000	20,767
	China Galaxy Securities Co. Ltd., Class H	837,500	414,167
	China Gas Holdings Ltd.	984,400	1,513,165
	China Gold International Resources Corp. Ltd.	35,800	100,222
*	China Grand Automotive Services Group Co. Ltd., Class A	48,065	19,283
	China Great Wall Securities Co. Ltd., Class A	30,800	41,186
	China Greatwall Technology Group Co. Ltd., Class A	36,500	52,449
*	China Green Agriculture, Inc.	2,355	11,040
	China Harmony Auto Holding Ltd.	245,500	82,921
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	17,142
*	China High Speed Transmission Equipment Group Co. Ltd.	109,000	70,490
*††Ω	China Huarong Asset Management Co. Ltd., Class H	2,057,000	90,119
*	China Index Holdings Ltd., ADR	1,309	846
Ω	China International Capital Corp. Ltd., Class H	309,600	569,270
	China International Marine Containers Group Co. Ltd., Class H	215,490	208,546
#	China Isotope & Radiation Corp.	18,600	43,134
	China Jinmao Holdings Group Ltd.	1,634,000	379,197
	China Jushi Co. Ltd., Class A	99,471	220,885
#	China Kepei Education Group Ltd.	74,000	17,366
	China Kings Resources Group Co. Ltd., Class A	6,300	35,024
	China Lesso Group Holdings Ltd.	329,000	403,210
	China Life Insurance Co. Ltd., Class H	759,000	1,130,470
	China Lilang Ltd.	145,000	68,242
*Ω	China Literature Ltd.	141,200	556,481

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Maple Leaf Educational Systems Ltd.	82,000	$3,708
*	China Medical & HealthCare Group Ltd.	950,000	9,593
	China Medical System Holdings Ltd.	694,000	1,103,256
	China Meheco Co. Ltd., Class A	29,820	64,322
	China Meidong Auto Holdings Ltd.	176,000	427,723
	China Mengniu Dairy Co. Ltd.	420,000	1,951,317
	China Merchants Bank Co. Ltd., Class H	483,500	2,612,495
	China Merchants Energy Shipping Co. Ltd., Class A	38,400	39,464
	China Merchants Land Ltd.	606,000	50,229
	China Merchants Port Holdings Co. Ltd.	402,704	649,500
	China Merchants Property Operation & Service Co. Ltd., Class A	7,647	18,591
Ω	China Merchants Securities Co. Ltd., Class H	94,940	87,969
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	40,700	82,816
*	China Minmetals Rare Earth Co. Ltd., Class A	6,200	26,222
#	China Minsheng Banking Corp. Ltd., Class H	864,000	281,790
	China Molybdenum Co. Ltd., Class H	1,716,000	842,449
	China National Accord Medicines Corp. Ltd., Class A	9,300	39,913
	China National Chemical Engineering Co. Ltd., Class A	72,600	116,233
	China National Medicines Corp. Ltd., Class A	12,300	47,851
	China National Nuclear Power Co. Ltd., Class A	276,900	253,911
	China National Software & Service Co. Ltd., Class A	5,070	27,736
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	27,000	19,447
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	28,349	132,321
*	China Nuclear Energy Technology Corp. Ltd.	326,000	28,224
	China Oilfield Services Ltd., Class H	536,000	493,750
	China Overseas Grand Oceans Group Ltd.	460,000	221,659
	China Overseas Land & Investment Ltd.	1,127,500	3,115,755
	China Pacific Insurance Group Co. Ltd., Class H	787,200	1,681,478
	China Pioneer Pharma Holdings Ltd.	172,000	55,708
	China Publishing & Media Co. Ltd., Class A	22,400	15,383
	China Railway Group Ltd., Class H	848,000	504,810
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	34,838
Ω	China Railway Signal & Communication Corp. Ltd., Class H	538,000	171,993
	China Railway Tielong Container Logistics Co. Ltd., Class A	28,100	21,787
*	China Rare Earth Holdings Ltd.	436,000	28,889
Ω	China Renaissance Holdings Ltd.	45,700	52,708
	China Resources Beer Holdings Co. Ltd.	136,000	938,089
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	10,800	33,475
	China Resources Gas Group Ltd.	346,000	1,451,965
	China Resources Land Ltd.	922,000	3,850,529
	China Resources Microelectronics Ltd., Class A	7,360	55,456
Ω	China Resources Pharmaceutical Group Ltd.	675,500	405,122
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	4,100	22,071
#	China Risun Group Ltd.	189,000	74,620
	China Sanjiang Fine Chemicals Co. Ltd.	259,000	47,912
	China SCE Group Holdings Ltd.	497,000	43,623
	China Science Publishing & Media Ltd., Class A	7,400	8,447
*Ω	China Shengmu Organic Milk Ltd.	820,000	38,698
	China Shineway Pharmaceutical Group Ltd.	93,000	74,057
#	China Shuifa Singyes Energy Holdings Ltd.	142,000	20,960
*	China Silver Group Ltd.	618,000	30,631
	China South City Holdings Ltd.	1,152,000	77,891
	China South Publishing & Media Group Co. Ltd., Class A	49,800	65,922
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A	40,400	41,629
	China Starch Holdings Ltd.	320,000	11,442
	China State Construction Engineering Corp. Ltd., Class A	366,183	273,970
	China State Construction International Holdings Ltd.	504,000	522,604

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Sunshine Paper Holdings Co. Ltd.	222,000	$56,604
#	China Suntien Green Energy Corp. Ltd., Class H	630,000	309,014
	China Taiping Insurance Holdings Co. Ltd.	693,800	731,596
	China Testing & Certification International Group Co. Ltd., Class A	10,318	19,175
*	China Tianbao Group Development Co. Ltd.	26,000	10,189
	China Tianying, Inc., Class A	55,800	55,586
	China Tourism Group Duty Free Corp. Ltd., Class A	14,641	457,312
Ω	China Tower Corp. Ltd., Class H	20,966,000	2,697,330
	China Traditional Chinese Medicine Holdings Co. Ltd.	436,000	185,090
*	China TransInfo Technology Co. Ltd., Class A	40,500	61,580
*	China Tungsten & Hightech Materials Co. Ltd., Class A	18,100	47,645
	China Union Holdings Ltd., Class A	17,000	9,919
	China Vanke Co. Ltd., Class H	828,004	1,574,927
Ω	China Vast Industrial Urban Development Co. Ltd.	114,000	33,963
	China Water Affairs Group Ltd.	166,000	149,004
	China West Construction Group Co. Ltd., Class A	13,700	15,864
*††	China Wood Optimization Holding Ltd.	84,000	1,806
Ω	China Xinhua Education Group Ltd.	23,000	3,416
	China Yangtze Power Co. Ltd., Class A	179,997	638,679
	China Yongda Automobiles Services Holdings Ltd.	282,000	243,160
#*	China ZhengTong Auto Services Holdings Ltd.	737,000	47,899
	China Zhenhua Group Science & Technology Co. Ltd., Class A	6,800	119,659
*	China Zheshang Bank Co. Ltd., Class H	209,000	97,616
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	23,100	9,506
#*††	China Zhongwang Holdings Ltd.	437,200	17,544
	Chinasoft International Ltd.	778,000	666,055
*	Chindata Group Holdings Ltd., ADR	30,753	219,576
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	34,600	47,863
	Chongqing Brewery Co. Ltd., Class A	7,166	130,782
	Chongqing Changan Automobile Co. Ltd., Class A	36,400	99,453
	Chongqing Department Store Co. Ltd., Class A	5,700	18,909
*	Chongqing Dima Industry Co. Ltd., Class A	50,600	16,208
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	37,296	70,084
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	8,900	39,421
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	24,570
	Chongqing Rural Commercial Bank Co. Ltd., Class H	609,000	211,922
	Chongqing Zhifei Biological Products Co. Ltd., Class A	11,300	166,979
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,000	17,847
	Chow Tai Seng Jewellery Co. Ltd., Class A	18,450	37,956
#	CIFI Ever Sunshine Services Group Ltd.	406,000	292,735
	CIFI Holdings Group Co. Ltd.	1,702,337	462,341
#	CIMC Enric Holdings Ltd.	192,000	178,484
Ω	CIMC Vehicles Group Co. Ltd., Class H	24,500	15,789
	Cinda Real Estate Co. Ltd., Class A	34,100	30,099
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	19,319
*	CITIC Guoan Information Industry Co. Ltd., Class A	127,200	49,889
	CITIC Securities Co. Ltd., Class H	424,350	872,542
*	Citychamp Watch & Jewellery Group Ltd.	440,000	66,617
*	CMGE Technology Group Ltd.	340,000	92,608
	CMST Development Co. Ltd., Class A	33,200	27,433
*	CNFinance Holdings Ltd., ADR	10,911	25,423
	CNHTC Jinan Truck Co. Ltd., Class A	25,200	48,979
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,890	103,076
	CNOOC Energy Technology & Services Ltd., Class A	123,500	46,843
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	26,800	80,888
	COFCO Biotechnology Co. Ltd., Class A	47,800	61,704
*	Comba Telecom Systems Holdings Ltd.	540,000	97,620
	Concord New Energy Group Ltd.	2,410,000	226,927
*	Confidence Intelligence Holdings Ltd.	10,000	45,980

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Consun Pharmaceutical Group Ltd.	52,000	$28,495
	Contec Medical Systems Co. Ltd., Class A	3,900	15,495
*	Contemporary Amperex Technology Co. Ltd., Class A	14,700	1,116,938
*	Coolpad Group Ltd.	1,638,000	25,429
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	32,000	22,003
	COSCO SHIPPING Holdings Co. Ltd., Class H	430,050	645,196
#	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	58,535
	COSCO SHIPPING Ports Ltd.	297,585	222,154
*Ω	Cosmo Lady China Holdings Co. Ltd.	199,000	7,574
*	Cosmopolitan International Holdings Ltd.	376,000	56,847
#	Country Garden Holdings Co. Ltd.	3,590,537	1,388,530
	Country Garden Services Holdings Co. Ltd.	189,000	421,478
	CPMC Holdings Ltd.	269,000	106,119
	CQ Pharmaceutical Holding Co. Ltd., Class A	27,000	20,803
#*	Crazy Sports Group Ltd.	1,092,000	40,282
	CRRC Corp. Ltd., Class H	657,000	244,356
Ω	CSC Financial Co. Ltd., Class H	329,500	307,873
	CSG Holding Co. Ltd., Class A	66,910	66,238
	CSSC Science & Technology Co. Ltd., Class A	7,600	14,487
	CTS International Logistics Corp. Ltd., Class A	33,000	44,931
	Daan Gene Co. Ltd., Class A	29,780	83,076
Ω	Dali Foods Group Co. Ltd.	377,500	179,741
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	28,600	34,060
	Daqin Railway Co. Ltd., Class A	60,100	53,999
	Dare Power Dekor Home Co. Ltd., Class A	7,000	9,084
	Dashang Co. Ltd., Class A	7,400	19,112
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	24,144	115,550
	Dawnrays Pharmaceutical Holdings Ltd.	140,000	22,426
	Dazzle Fashion Co. Ltd., Class A	7,100	14,894
	DBG Technology Co. Ltd., Class A	7,300	12,058
	DeHua TB New Decoration Materials Co. Ltd., Class A	28,100	39,750
*	Deppon Logistics Co. Ltd., Class A	5,500	10,907
	Dexin China Holdings Co. Ltd.	203,000	56,291
	DHC Software Co. Ltd., Class A	56,800	52,218
	Dian Diagnostics Group Co. Ltd., Class A	21,500	98,006
	Differ Group Holding Co. Ltd.	756,000	182,902
	Digital China Group Co. Ltd., Class A	11,648	32,005
	Digital China Holdings Ltd.	337,000	150,378
	Digital China Information Service Co. Ltd., Class A	17,500	29,238
	Do-Fluoride Chemicals Co. Ltd., Class A	23,600	170,804
	Dong-E-E-Jiao Co. Ltd., Class A	7,500	39,890
	Dongfang Electric Corp. Ltd., Class H	102,000	128,950
	Dongfang Electronics Co. Ltd., Class A	28,400	34,448
	Dongfeng Motor Group Co. Ltd., Class H	398,000	275,016
	Dongguan Development Holdings Co. Ltd., Class A	11,400	17,075
	Dongjiang Environmental Co. Ltd., Class H	26,000	9,671
	Dongxing Securities Co. Ltd., Class A	32,735	39,936
*	DouYu International Holdings Ltd., ADR	45,019	51,322
*	Duiba Group Ltd.	50,000	6,240
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	148,000	57,645
	East Group Co. Ltd., Class A	33,500	43,562
	East Money Information Co. Ltd., Class A	43,796	145,060
	Ecovacs Robotics Co. Ltd., Class A	4,200	57,822
	Edifier Technology Co. Ltd., Class A	15,400	19,620
	EEKA Fashion Holdings Ltd.	53,500	85,937
	Electric Connector Technology Co. Ltd., Class A	6,000	42,636
	Elion Energy Co. Ltd., Class A	87,620	64,487
	ENN Energy Holdings Ltd.	213,500	3,482,738
	ENN Natural Gas Co. Ltd., Class A	35,726	91,580

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Eoptolink Technology, Inc.Ltd., Class A	4,765	$17,814
	Era Co. Ltd., Class A	28,400	22,989
#	Essex Bio-technology Ltd.	88,000	39,820
	Eternal Asia Supply Chain Management Ltd., Class A	49,600	47,835
*	Ev Dynamics Holdings Ltd.	2,540,000	13,919
	EVA Precision Industrial Holdings Ltd.	320,000	85,893
	Eve Energy Co. Ltd., Class A	3,200	44,959
#Ω	Everbright Securities Co. Ltd., Class H	64,400	40,986
*Ω	Everest Medicines Ltd.	45,000	93,171
*	Fangda Carbon New Material Co. Ltd., Class A	44,220	46,467
	Fangda Special Steel Technology Co. Ltd., Class A	79,310	79,037
	Fanhua, Inc., Sponsored ADR	12,591	66,292
#	Far East Horizon Ltd.	530,000	436,846
	FAW Jiefang Group Co. Ltd., Class A	30,600	39,575
	FAWER Automotive Parts Co. Ltd., Class A	24,600	21,840
	Fibocom Wireless, Inc., Class A	12,450	47,404
*	FIH Mobile Ltd.	782,000	104,682
	Financial Street Holdings Co. Ltd., Class A	51,600	43,942
	Financial Street Property Co. Ltd., Class H	13,000	4,465
	FinVolution Group, ADR	14,215	59,561
	First Capital Securities Co. Ltd., Class A	38,800	35,221
	First Tractor Co. Ltd., Class H	64,000	27,215
	Focus Media Information Technology Co. Ltd., Class A	204,900	180,039
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	30,231	371,466
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	11,400	14,043
*	Founder Holdings Ltd.	332,000	20,689
	Founder Securities Co. Ltd., Class A	49,800	48,631
	Foxconn Industrial Internet Co. Ltd., Class A	78,000	116,488
#	FriendTimes, Inc.	212,000	31,555
	Fu Shou Yuan International Group Ltd.	344,000	234,347
*	Fuan Pharmaceutical Group Co. Ltd., Class A	25,500	14,603
*	Fujian Boss Software Development Co. Ltd., Class A	8,300	28,302
	Fujian Funeng Co. Ltd., Class A	31,700	55,636
	Fujian Longking Co. Ltd., Class A	16,500	29,783
	Fujian Star-net Communication Co. Ltd., Class A	7,000	23,457
*	Fullshare Holdings Ltd.	3,797,500	55,749
	Fulongma Group Co. Ltd., Class A	8,100	12,961
	Fulu Holdings Ltd.	15,000	8,684
	Fusen Pharmaceutical Co. Ltd.	56,000	6,858
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	114,800	556,891
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	2,700	16,363
#Ω	Ganfeng Lithium Co. Ltd., Class H	51,359	464,402
#*	Ganglong China Property Group Ltd.	18,000	9,625
	Gansu Shangfeng Cement Co. Ltd., Class A	30,240	66,280
	Gaona Aero Material Co. Ltd., Class A	3,900	28,434
	G-bits Network Technology Xiamen Co. Ltd., Class A	2,700	142,501
	GCI Science & Technology Co. Ltd., Class A	5,800	21,575
	GCL Energy Technology Co. Ltd.	32,200	83,185
#*	GCL New Energy Holdings Ltd.	2,676,000	48,794
#*	GDS Holdings Ltd., ADR	8,073	223,461
*	GDS Holdings Ltd., Class A	145,500	498,362
	Geely Automobile Holdings Ltd.	1,268,000	2,514,309
	GEM Co. Ltd., Class A	42,600	61,850
	Gemdale Corp., Class A	39,100	68,033
	Gemdale Properties & Investment Corp. Ltd.	1,780,000	147,267
Ω	Genertec Universal Medical Group Co. Ltd.	369,000	232,134
*	Genimous Technology Co. Ltd., Class A	36,800	32,165
*Ω	Genor Biopharma Holdings Ltd.	45,000	18,863
*	Genscript Biotech Corp.	46,000	166,549

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Getein Biotech, Inc., Class A	9,212	$19,119
	GF Securities Co. Ltd., Class H	219,800	290,968
	Giant Network Group Co. Ltd., Class A	48,600	60,565
	Gigadevice Semiconductor Beijing, Inc., Class A	1,960	34,553
	Ginlong Technologies Co. Ltd., Class A	3,750	127,931
	Glarun Technology Co. Ltd., Class A	17,900	42,773
*	Glorious Property Holdings Ltd.	323,000	5,521
*	Glory Land Co. Ltd.	222,000	5,561
#*	Glory Sun Financial Group Ltd.	1,876,000	7,907
	GoerTek, Inc., Class A	24,200	114,433
	Goke Microelectronics Co. Ltd., Class A	2,000	19,944
	Goldcard Smart Group Co. Ltd.	5,100	7,628
	GoldenHome Living Co. Ltd., Class A	3,640	13,827
	Goldenmax International Technology Ltd., Class A	8,900	12,110
	Goldlion Holdings Ltd.	56,000	9,699
	Goldpac Group Ltd.	147,000	30,356
*	GOME Retail Holdings Ltd.	804,000	29,702
*	Goodbaby International Holdings Ltd.	121,000	14,188
*	Gosuncn Technology Group Co. Ltd., Class A	25,200	14,549
	Gotion High-tech Co. Ltd., Class A	5,400	31,397
*	Grand Baoxin Auto Group Ltd.	327,500	21,319
	Grand Pharmaceutical Group Ltd., Class L	297,000	164,564
	Grandblue Environment Co. Ltd., Class A	10,000	31,194
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	37,700
	Great Wall Motor Co. Ltd., Class H	225,500	357,488
*	Greattown Holdings Ltd., Class A	55,700	27,127
	Greatview Aseptic Packaging Co. Ltd.	325,000	61,187
	Gree Electric Appliances, Inc. of Zhuhai, Class A	22,817	112,775
*	Gree Real Estate Co. Ltd., Class A	23,500	20,850
	Greenland Holdings Corp. Ltd., Class A	14,385	7,584
	Greenland Hong Kong Holdings Ltd.	234,000	27,135
	Greentown China Holdings Ltd.	407,000	804,501
Ω	Greentown Management Holdings Co. Ltd.	200,000	166,368
#	Greentown Service Group Co. Ltd.	452,000	404,565
	GRG Banking Equipment Co. Ltd., Class A	35,100	47,953
	Guangdong Advertising Group Co. Ltd., Class A	29,200	20,579
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	25,200	44,606
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,700	23,301
	Guangdong Dongpeng Holdings Co. Ltd.	14,700	17,708
	Guangdong Dowstone Technology Co., Ltd., Class A	10,200	33,648
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	15,200	15,738
	Guangdong Haid Group Co. Ltd., Class A	9,000	87,817
*	Guangdong HEC Technology Holding Co. Ltd., Class A	49,200	84,519
	Guangdong Hongda Holdings Group Co. Ltd., Class A	11,200	50,244
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,600	15,886
	Guangdong Investment Ltd.	666,000	648,768
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	5,700	68,145
	Guangdong Provincial Expressway Development Co. Ltd., Class A	13,700	15,536
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	21,500	26,448
	Guangdong South New Media Co. Ltd., Class A	3,000	15,381
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	11,700	39,583
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	33,962
*	Guangshen Railway Co. Ltd., Class H	192,000	32,515
	Guangxi Liugong Machinery Co. Ltd., Class A	58,800	56,180
	Guangxi LiuYao Group Co. Ltd., Class A	9,500	23,583
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	46,200	19,501
	Guangzhou Automobile Group Co. Ltd., Class H	138,800	130,285
	Guangzhou Baiyun International Airport Co. Ltd., Class A	31,500	60,536

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	64,000	$169,071
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	1,900	21,118
	Guangzhou GRG Metrology & Test Co. Ltd., Class A	3,900	13,851
	Guangzhou Haige Communications Group, Inc. Co., Class A	23,000	30,570
	Guangzhou KDT Machinery Co. Ltd., Class A	8,400	19,736
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,100	94,060
	Guangzhou Restaurant Group Co. Ltd., Class A	4,900	16,699
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	4,600	46,480
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	21,680	168,852
	Guangzhou Wondfo Biotech Co. Ltd., Class A	11,115	61,850
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	18,042	17,166
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	18,700	21,402
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	30,100	24,298
	Guocheng Mining Co. Ltd., Class A	19,900	56,071
	Guomai Technologies, Inc., Class A	11,900	10,246
	Guosen Securities Co. Ltd., Class A	27,640	37,829
Ω	Guotai Junan Securities Co. Ltd., Class H	66,200	78,694
	Guoyuan Securities Co. Ltd., Class A	37,310	35,846
*Ω	Haichang Ocean Park Holdings Ltd.	255,000	260,190
	Haier Smart Home Co. Ltd., Class A	36,800	135,596
	Haier Smart Home Co. Ltd., Class H	551,799	1,766,037
*	Hailiang Education Group, Inc., ADR	1,121	14,775
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	24,400	47,443
*	Hainan Meilan International Airport Co. Ltd., Class H	50,000	122,663
	Hainan Poly Pharm Co. Ltd., Class A	3,200	13,634
*	Hainan Ruize New Building Material Co. Ltd., Class A	24,800	11,898
	Haitian International Holdings Ltd.	182,000	435,548
	Haitong Securities Co. Ltd., Class H	872,000	584,023
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	346,000	35,666
*	Hand Enterprise Solutions Co. Ltd., Class A	8,800	11,493
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	12,100	34,820
	Hangcha Group Co. Ltd., Class A	18,400	40,764
	Hangjin Technology Co. Ltd., Class A	19,500	91,422
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	27,979
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	47,100	66,673
*	Hangzhou Century Co. Ltd., Class A	16,300	12,427
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,000	22,484
	Hangzhou Lion Electronics Co. Ltd., Class A	2,400	20,283
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	18,000	103,157
	Hangzhou Robam Appliances Co. Ltd., Class A	18,000	75,677
	Hangzhou Silan Microelectronics Co. Ltd., Class A	13,700	84,876
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,100	16,682
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	39,900	414,424
	Han's Laser Technology Industry Group Co. Ltd., Class A	12,900	60,929
Ω	Hansoh Pharmaceutical Group Co. Ltd.	318,000	619,811
	Haohua Chemical Science & Technology Co. Ltd., Class A	3,450	22,425
*Ω	Harbin Bank Co. Ltd., Class H	201,000	15,622
	Harbin Boshi Automation Co. Ltd., Class A	11,300	21,322
*	Harbin Electric Co. Ltd., Class H	160,000	46,293
	HBIS Resources Co. Ltd., Class A	16,500	31,114
	Health & Happiness H&H International Holdings Ltd.	100,500	120,853
	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	21,900	20,441
*	Hebei Construction Group Corp. Ltd., Class H	143,000	18,236
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	14,400	55,558
	Hefei Meiya Optoelectronic Technology, Inc., Class A	19,630	63,493
#	Hello Group, Inc., Sponsored ADR	56,708	254,052
	Henan Lingrui Pharmaceutical Co., Class A	8,000	13,968
	Henan Pinggao Electric Co. Ltd., Class A	29,800	38,029
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,520	18,913

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Henan Yicheng New Energy Co. Ltd., Class A	23,300	$22,063
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	21,656
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	18,797
	Henderson Investment Ltd.	369,000	15,503
*	Hengdeli Holdings Ltd.	372,000	12,125
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	23,359	85,709
	Hengli Petrochemical Co. Ltd., Class A	44,200	132,622
	Hengtong Optic-electric Co. Ltd., Class A	41,400	96,317
	Hengyi Petrochemical Co. Ltd., Class A	56,134	78,035
	Hesteel Co. Ltd., Class A	100,275	41,604
	Hexing Electrical Co. Ltd., Class A	10,500	25,415
*	Hi Sun Technology China Ltd.	693,000	81,845
*	Hilong Holding Ltd.	330,000	32,338
	Hisense Home Appliances Group Co. Ltd., Class H	92,000	106,234
	Hithink RoyalFlush Information Network Co. Ltd., Class A	2,800	35,849
*	Homeland Interactive Technology Ltd.	104,000	20,833
*	Hongda Xingye Co. Ltd., Class A	35,600	19,440
	Hongfa Technology Co. Ltd., Class A	14,980	91,427
*	Honghua Group Ltd.	1,048,000	32,006
*	Hongli Zhihui Group Co. Ltd., Class A	10,900	14,210
*††Ω	Honworld Group Ltd.	22,500	1,650
Ω	Hope Education Group Co. Ltd.	660,000	55,538
	Hopefluent Group Holdings Ltd.	70,000	10,057
	Hopson Development Holdings Ltd.	225,060	297,461
	Huaan Securities Co. Ltd., Class A	67,080	43,205
	Huadong Medicine Co. Ltd., Class A	26,200	175,327
	Huafa Industrial Co. Ltd. Zhuhai, Class A	41,600	48,012
	Huafon Chemical Co. Ltd., Class A	93,802	105,987
*	Huafon Microfibre Shanghai Technology Co. Ltd.	44,308	26,219
	Huafu Fashion Co. Ltd., Class A	29,500	16,097
	Huagong Tech Co. Ltd., Class A	13,600	44,651
	Hualan Biological Engineering, Inc., Class A	18,900	56,233
#*	Huanxi Media Group Ltd.	270,000	43,320
	Huapont Life Sciences Co. Ltd., Class A	52,633	46,174
Ω	Huatai Securities Co. Ltd., Class H	233,800	308,408
	Huaxi Holdings Co. Ltd.	40,000	6,627
	Huaxi Securities Co. Ltd., Class A	35,340	39,066
	Huaxia Bank Co. Ltd., Class A	61,108	46,473
	Huayu Automotive Systems Co. Ltd., Class A	29,000	94,452
	Huazhu Group Ltd.	107,400	421,195
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	76,600	38,172
	Hubei Dinglong Co. Ltd., Class A	7,100	22,152
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	2,850	20,454
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	56,182
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	21,900	121,356
	Huijing Holdings Co. Ltd.	94,000	2,984
	Huishang Bank Corp. Ltd., Class H	60,000	19,302
	Huizhou Desay Sv Automotive Co. Ltd., Class A	2,300	66,825
	Humanwell Healthcare Group Co. Ltd., Class A	23,200	60,521
	Hunan Aihua Group Co. Ltd., Class A	2,800	10,727
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	41,200	21,083
	Hunan Gold Corp. Ltd., Class A	17,500	32,066
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	27,900	21,008
	Hunan Valin Steel Co. Ltd., Class A	49,700	33,594
	Hunan Zhongke Electric Co. Ltd., Class A	7,800	33,427
	Hundsun Technologies, Inc., Class A	8,834	55,763
#*	HUYA, Inc., ADR	32,142	106,069
#Ω	Hygeia Healthcare Holdings Co. Ltd.	49,800	286,376
*	Hytera Communications Corp. Ltd., Class A	32,700	25,799

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	HyUnion Holding Co. Ltd., Class A	18,400	$20,577
*	IBO Technology Co. Ltd.	32,000	9,858
*Ω	iDreamSky Technology Holdings Ltd.	169,600	103,003
	Iflytek Co. Ltd., Class A	11,350	70,959
	IKD Co. Ltd., Class A	5,600	16,315
#*	I-Mab, Sponsered ADR	902	9,453
Ω	IMAX China Holding, Inc.	28,200	25,195
	Imeik Technology Development Co. Ltd., Class A	1,300	113,294
	Industrial & Commercial Bank of China Ltd., Class H	10,547,000	5,576,068
	Industrial Bank Co. Ltd., Class A	71,400	188,618
	Industrial Securities Co. Ltd., Class A	101,940	97,928
	Infore Environment Technology Group Co. Ltd., Class A	52,400	39,647
*Ω	Ingdan, Inc.	144,000	39,969
	Ingenic Semiconductor Co. Ltd., Class A	1,600	21,199
*	Inke Ltd.	336,000	51,742
	Inmyshow Digital Technology Group Co. Ltd., Class A	18,200	21,166
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	41,398
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	17,800	20,062
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	48,377	257,368
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	68,100	92,480
	Inspur Electronic Information Industry Co. Ltd., Class A	8,400	30,323
*	Inspur International Ltd.	202,000	71,835
*	Inspur Software Co. Ltd., Class A	8,100	15,696
	Intco Medical Technology Co. Ltd., Class A	17,400	59,458
#*	iQIYI, Inc., ADR	113,478	433,486
*	IRICO Group New Energy Co. Ltd., Class H	3,700	4,618
	IVD Medical Holding Ltd.	192,000	56,276
	JA Solar Technology Co. Ltd., Class A	16,300	188,261
	Jade Bird Fire Co. Ltd., Class A	2,400	10,844
	Jafron Biomedical Co. Ltd., Class A	8,500	55,922
	Jason Furniture Hangzhou Co. Ltd., Class A	6,370	43,720
	JCET Group Co. Ltd., Class A	33,400	125,311
#*Ω	JD Health International, Inc.	46,400	351,945
	JD.com, Inc., ADR	21,679	1,289,900
	JD.com, Inc., Class A	54,228	1,617,759
*	Jiajiayue Group Co. Ltd., Class A	9,900	17,946
	Jiangling Motors Corp. Ltd., Class A	11,000	30,141
*	Jiangnan Group Ltd.	1,124,000	32,247
	Jiangsu Azure Corp., Class A	18,300	53,161
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	21,200	24,327
	Jiangsu Eastern Shenghong Co. Ltd., Class A	26,900	78,897
	Jiangsu Expressway Co. Ltd., Class H	320,000	279,252
	Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	1,367	69,821
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	76,921
	Jiangsu Guoxin Corp., Ltd., Class A	21,400	21,659
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	13,075	101,232
	Jiangsu Hengrui Medicine Co. Ltd., Class A	22,568	118,377
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	16,640	27,695
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	7,200	22,641
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	5,900	19,868
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	17,987
	Jiangsu King's Luck Brewery JSC Ltd., Class A	13,600	88,430
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	16,300	13,822
	Jiangsu Linyang Energy Co. Ltd., Class A	23,500	33,568
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	9,100	41,845
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	16,100	32,587
	Jiangsu Provincial Agricultural Reclamation & Development Corp	12,000	23,518
	Jiangsu Shagang Co. Ltd., Class A	11,400	7,676
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	24,100	99,310

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Sopo Chemical Co., Class A	7,600	$12,055
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,600	137,466
	Jiangsu Yangnong Chemical Co. Ltd., Class A	4,600	78,581
	Jiangsu Yoke Technology Co. Ltd., Class A	5,300	40,000
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	24,992	100,024
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	30,000	24,103
*	Jiangsu Zhongtian Technology Co. Ltd., Class A	27,800	95,159
	Jiangxi Bank Co. Ltd., Class H	23,500	2,422
	Jiangxi Copper Co. Ltd., Class H	399,000	488,776
	Jiangxi Wannianqing Cement Co. Ltd., Class A	9,700	14,821
	Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	29,291
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	16,100	15,183
*	Jiayin Group, Inc., ADR	4,274	9,745
	Jiayou International Logistics Co. Ltd., Class A	9,646	27,294
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	16,863	36,218
#	Jinchuan Group International Resources Co. Ltd.	1,448,000	155,141
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	40,255
	Jingjin Equipment, Inc., Class A	4,900	24,171
*	Jingrui Holdings Ltd.	251,000	18,865
#*	JinkoSolar Holding Co. Ltd., ADR	2,417	160,295
*	Jinlei Technology Co. Ltd., Class A	2,800	20,411
*	Jinmao Property Services Co. Ltd.	21,540	11,076
	Jinyu Bio-Technology Co. Ltd., Class A	15,300	19,070
	Jinyuan EP Co. Ltd., Class A	18,600	47,310
	JiuGui Liquor Co. Ltd., Class A	2,900	63,543
	Jiuzhitang Co. Ltd., Class A	17,600	23,336
	Jizhong Energy Resources Co. Ltd., Class A	70,100	70,029
	JL Mag Rare-Earth Co. Ltd., Class A	5,440	37,456
	JNBY Design Ltd.	77,500	72,181
	Joinn Laboratories China Co. Ltd., Class A	2,900	47,705
	Jointown Pharmaceutical Group Co. Ltd., Class A	37,900	63,817
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	14,500	74,774
*	Joy City Property Ltd.	552,000	19,636
*	Joy Spreader Group, Inc.	205,000	65,778
	Joyoung Co. Ltd., Class A	9,850	25,717
#	JOYY, Inc., ADR	17,009	440,363
Ω	JS Global Lifestyle Co. Ltd.	409,500	492,355
	JSTI Group, Class A	24,900	24,438
	Jutal Offshore Oil Services Ltd.	236,000	15,667
*Ω	JW Cayman Therapeutics Co. Ltd.	76,500	64,883
	JY Grandmark Holdings Ltd.	59,000	10,851
*	Kaiser China Cultural Co. Ltd., Class A	27,100	22,085
*	Kaishan Group Co. Ltd., Class A	12,100	27,546
*Ω	Kangda International Environmental Co. Ltd.	68,000	5,454
	Kangji Medical Holdings Ltd.	77,000	64,658
	KBC Corp. Ltd., Class A	1,950	103,786
	Kehua Data Co. Ltd., Class A	7,300	42,556
	KingClean Electric Co. Ltd., Class A	3,080	14,154
*	Kingdee International Software Group Co. Ltd.	225,000	485,802
	Kingfa Sci & Tech Co. Ltd., Class A	48,900	73,290
*	Kingsoft Cloud Holdings Ltd., ADR	13,674	44,851
	Kingsoft Corp. Ltd.	335,200	1,119,219
*	Ko Yo Chemical Group Ltd.	940,000	30,546
	Konfoong Materials International Co. Ltd., Class A	2,900	31,963
	Konka Group Co. Ltd., Class A	20,600	16,274
	KPC Pharmaceuticals, Inc., Class A	15,500	26,660
*	Kuang-Chi Technologies Co. Ltd., Class A	8,100	21,658
*	Kuke Music Holding Ltd., ADR	2,794	4,219
	Kunlun Tech Co. Ltd., Class A	30,175	64,338

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kunming Yunnei Power Co. Ltd., Class A	44,500	$20,895
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	12,200	14,207
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	4,600	11,632
	Kweichow Moutai Co. Ltd., Class A	9,800	2,761,162
	KWG Group Holdings Ltd.	513,000	103,933
	KWG Living Group Holdings Ltd.	268,500	54,767
*	Lakala Payment Co. Ltd., Class A	24,200	63,974
	Lao Feng Xiang Co. Ltd., Class A	4,800	27,168
	Laobaixing Pharmacy Chain JSC, Class A	14,990	73,960
*	Launch Tech Co. Ltd., Class H	20,500	7,764
	Lee & Man Chemical Co. Ltd.	84,000	73,992
	Lee & Man Paper Manufacturing Ltd.	168,000	63,958
	Lee's Pharmaceutical Holdings Ltd.	56,000	13,765
Ω	Legend Holdings Corp., Class H	231,000	264,703
	Lenovo Group Ltd.	4,002,000	3,881,119
	Lens Technology Co. Ltd., Class A	46,400	75,198
*	Leo Group Co. Ltd., Class A	195,937	56,576
	Lepu Medical Technology Beijing Co. Ltd., Class A	28,800	76,671
*	LexinFintech Holdings Ltd., ADR	26,615	50,036
	Leyard Optoelectronic Co. Ltd., Class A	55,500	53,148
*	Li Auto, Inc., ADR	30,888	1,014,362
	Li Ning Co. Ltd.	614,000	4,980,541
	Lianhe Chemical Technology Co. Ltd., Class A	21,900	61,037
	Liao Ning Oxiranchem, Inc., Class A	11,800	19,088
	Liaoning Cheng Da Co. Ltd., Class A	19,200	39,422
	Liaoning Port Co. Ltd., Class H	236,000	22,257
	Lier Chemical Co. Ltd., Class A	16,800	56,036
*	Lifetech Scientific Corp.	956,000	324,700
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	31,200	13,207
*	Lingyi iTech Guangdong Co., Class A	58,400	44,637
	LK Technology Holdings Ltd.	90,999	158,980
	Logan Group Co. Ltd.	463,000	128,580
	Loncin Motor Co. Ltd., Class A	22,800	17,492
	Long Yuan Construction Group Co. Ltd., Class A	42,900	48,050
Ω	Longfor Group Holdings Ltd.	347,000	1,159,454
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	30,375
	Longshine Technology Group Co. Ltd., Class A	15,600	71,299
	Lonking Holdings Ltd.	620,000	122,982
	Luenmei Quantum Co. Ltd., Class A	27,100	29,970
	Luolai Lifestyle Technology Co. Ltd., Class A	10,900	17,665
*	Luoyang Glass Co. Ltd., Class H	48,000	82,608
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	1,900	27,236
	Luxi Chemical Group Co. Ltd., Class A	50,000	104,659
	Luxshare Precision Industry Co. Ltd., Class A	47,354	238,842
*Ω	Luye Pharma Group Ltd.	512,500	153,729
	Luzhou Laojiao Co. Ltd., Class A	11,809	389,869
#*	LVGEM China Real Estate Investment Co. Ltd.	324,000	41,317
	Maccura Biotechnology Co. Ltd., Class A	9,800	27,814
	Mango Excellent Media Co. Ltd., Class A	35,705	166,609
*Ω	Maoyan Entertainment	146,400	132,881
	Maxscend Microelectronics Co., Ltd., Class A	4,000	57,245
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	22,740
*	Meilleure Health International Industry Group Ltd.	594,000	22,663
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	92,600	69,669
#*Ω	Meitu, Inc.	971,000	103,046
*Ω	Meituan, Class B	219,300	4,919,633
	Metallurgical Corp. of China Ltd., Class H	768,000	160,585
	Midea Group Co. Ltd., Class A	64,900	530,444
Ω	Midea Real Estate Holding Ltd.	66,600	79,150

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	1,000	$21,817
	Ming Yang Smart Energy Group Ltd., Class A	24,000	106,872
	Minmetals Land Ltd.	296,000	25,614
Ω	Minsheng Education Group Co. Ltd.	120,000	9,819
	MLS Co. Ltd., Class A	25,996	37,554
*	MMG Ltd.	1,120,000	331,298
	Monalisa Group Co. Ltd., Class A	8,100	15,631
	Montage Technology Co. Ltd., Class A	2,575	21,915
*	Montnets Cloud Technology Group Co. Ltd., Class A	11,200	22,389
*Ω	Mulsanne Group Holding Ltd.	50,000	26,750
*	Myhome Real Estate Development Group Co. Ltd., Class A	38,000	8,981
	MYS Group Co. Ltd., Class A	30,100	15,742
	NanJi E-Commerce Co. Ltd., Class A	47,354	35,221
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,200	81,573
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	30,277	84,063
*	Nanjing Sample Technology Co. Ltd., Class H	64,000	34,467
	Nanjing Securities Co. Ltd., Class A	35,800	42,491
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	9,200	13,803
	Nanjing Yunhai Special Metals Co. Ltd., Class A	6,600	26,506
	Nantong Jianghai Capacitor Co. Ltd., Class A	6,000	24,229
	NARI Technology Co. Ltd., Class A	34,104	147,983
*	National Silicon Industry Group Co. Ltd., Class A	6,774	20,360
	NAURA Technology Group Co. Ltd., Class A	1,000	37,782
	NavInfo Co. Ltd., Class A	24,900	51,706
	NetDragon Websoft Holdings Ltd.	101,500	202,785
	NetEase, Inc., ADR	30,627	2,847,698
	NetEase, Inc.	85,100	1,591,945
	Netjoy Holdings Ltd.	45,000	7,921
	New China Life Insurance Co. Ltd., Class H	418,200	996,582
*	New Sparkle Roll International Group Ltd.	416,000	5,885
*	Newborn Town, Inc.	66,000	19,299
	Newland Digital Technology Co. Ltd., Class A	13,900	31,476
#	Nexteer Automotive Group Ltd.	159,000	127,755
	Ninestar Corp., Class A	20,300	151,426
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	20,546
*	Ningbo Joyson Electronic Corp., Class A	12,900	41,403
	Ningbo Orient Wires & Cables Co. Ltd., Class A	6,800	80,775
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	3,513	72,668
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	18,100	33,610
	Ningbo Tuopu Group Co. Ltd., Class A	5,800	79,745
	Ningbo Xusheng Auto Technology Co. Ltd., Class A	6,160	39,673
	Ningbo Zhoushan Port Co. Ltd., Class A	33,800	19,637
	Ningxia Baofeng Energy Group Co. Ltd., Class A	73,100	146,206
*	NIO, Inc., ADR	66,847	1,318,891
*	Niu Technologies, Sponsored ADR	8,367	54,218
*	Noah Holdings Ltd., Sponsored ADR	7,670	133,458
	Norinco International Cooperation Ltd., Class A	24,310	27,660
	North Huajin Chemical Industries Co. Ltd., Class A	46,290	40,301
	North Industries Group Red Arrow Co. Ltd., Class A	4,700	22,916
	Northeast Securities Co. Ltd., Class A	28,700	29,604
	NSFOCUS Technologies Group Co. Ltd., Class A	10,900	16,439
#*	NVC International Holdings Ltd.	569,000	8,998
*	Oceanwide Holdings Co. Ltd., Class A	44,300	9,280
*	Offcn Education Technology Co. Ltd., Class A	30,700	23,138
	Offshore Oil Engineering Co. Ltd., Class A	149,959	94,110
*	OFILM Group Co. Ltd., Class A	18,500	16,639
	Olympic Circuit Technology Co. Ltd., Class C	10,400	27,158
	Oppein Home Group, Inc., Class A	3,700	66,162
	Opple Lighting Co. Ltd., Class A	8,200	20,261

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ORG Technology Co. Ltd., Class A	78,900	$59,293
*	Orient Group, Inc., Class A	53,900	22,984
Ω	Orient Securities Co. Ltd., Class H	150,400	72,154
	Oriental Energy Co. Ltd., Class A	12,700	15,747
	Oriental Pearl Group Co. Ltd., Class A	21,500	21,962
*	Ourpalm Co. Ltd., Class A	86,800	41,588
	Ovctek China, Inc., Class A	7,560	53,623
*	Overseas Chinese Town Asia Holdings Ltd.	64,000	7,946
	Pacific Online Ltd.	58,000	7,918
*	Pacific Securities Co. Ltd., Class A	76,500	31,832
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	6,700	19,143
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	75,510
	PAX Global Technology Ltd.	269,000	251,680
	PCI Technology Group Co. Ltd., Class A	26,200	24,884
*Ω	Peijia Medical Ltd.	37,000	28,921
	People.cn Co. Ltd., Class A	7,400	11,729
	People's Insurance Co. Group of China Ltd. , Class H	1,396,000	417,972
	Perfect World Co. Ltd., Class A	37,500	82,970
Ω	Pharmaron Beijing Co. Ltd., Class H	32,700	266,033
	PhiChem Corp., Class A	4,500	14,123
*	Phoenix Media Investment Holdings Ltd.	112,000	5,267
	PICC Property & Casualty Co. Ltd., Class H	2,347,000	2,409,176
*	Pinduoduo, Inc., ADR	22,738	1,114,389
	Ping An Bank Co. Ltd., Class A	133,300	251,334
#*Ω	Ping An Healthcare & Technology Co. Ltd.	103,000	269,015
	Ping An Insurance Group Co. of China Ltd., Class H	1,034,500	6,079,796
	Poly Developments & Holdings Group Co. Ltd., Class A	51,900	128,369
	Poly Property Group Co. Ltd.	588,362	126,105
	Poly Property Services Co. Ltd., Class H	43,800	253,344
#Ω	Postal Savings Bank of China Co. Ltd., Class H	1,037,000	686,104
	Pou Sheng International Holdings Ltd.	548,000	60,016
	Power Construction Corp. of China Ltd., Class A	84,099	90,622
	Powerlong Real Estate Holdings Ltd.	277,000	37,085
	Proya Cosmetics Co. Ltd., Class A	4,580	119,884
	Pujiang International Group Ltd.	28,000	10,637
*	PW Medtech Group Ltd.	171,000	16,994
*	Q Technology Group Co. Ltd.	127,000	72,895
	Qianhe Condiment & Food Co. Ltd., Class A	13,104	30,413
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	54,256
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	22,924
	Qingdao Gon Technology Co. Ltd., Class A	8,200	31,281
	Qingdao Haier Biomedical Co. Ltd., Class A	1,896	19,583
	Qingdao Hanhe Cable Co. Ltd., Class A	69,900	47,020
Ω	Qingdao Port International Co. Ltd., Class H	49,000	23,244
	Qingdao Rural Commercial Bank Corp., Class A	45,100	20,779
	Qingdao Sentury Tire Co. Ltd., Class A	3,900	21,353
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	36,742
	Qingling Motors Co. Ltd., Class H	198,000	30,998
#*	Qudian, Inc., Sponsored ADR	26,628	30,090
	Quectel Wireless Solutions Co. Ltd., Class A	2,000	46,646
	Radiance Holdings Group Co. Ltd.	130,000	70,399
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	12,205
*	Raisecom Technology Co. Ltd., Class A	8,200	9,743
	Realcan Pharmaceutical Group Co. Ltd., Class A	55,200	35,860
Ω	Redco Properties Group Ltd.	274,000	67,718
#*	Redsun Properties Group Ltd.	426,000	78,088
*Ω	Remegen Co. Ltd., Class H	13,000	74,420
	Renhe Pharmacy Co. Ltd., Class A	22,100	19,844
	Renrui Human Resources Technology Holdings Ltd.	38,600	27,304

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Risen Energy Co. Ltd., Class A	9,900	$51,915
*	RiseSun Real Estate Development Co. Ltd., Class A	85,700	35,657
	Riyue Heavy Industry Co. Ltd., Class A	12,800	47,688
	Road King Infrastructure Ltd.	72,000	41,901
	Rockchip Electronics Co. Ltd., Class A	2,100	29,504
	Rongsheng Petrochemical Co. Ltd., Class A	93,400	198,465
*	Ronshine China Holdings Ltd.	49,000	6,422
	Runjian Co. Ltd., Class A	4,700	27,229
	Sai Micro Electronics, Inc., Class A	7,700	18,083
	SAIC Motor Corp. Ltd., Class A	37,400	90,082
	Sailun Group Co. Ltd., Class A	18,200	32,115
	Sanan Optoelectronics Co. Ltd., Class A	12,800	42,186
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	30,600	20,359
	Sangfor Technologies, Inc., Class A	2,900	41,553
	Sanquan Food Co. Ltd., Class A	10,400	26,205
	Sansure Biotech, Inc., Class A	5,033	21,816
	Sany Heavy Equipment International Holdings Co. Ltd.	337,000	366,723
	Sany Heavy Industry Co. Ltd., Class A	82,550	208,914
	Satellite Chemical Co. Ltd., Class A	44,074	148,393
*	Saurer Intelligent Technology Co. Ltd., Class A	14,600	8,536
	Sealand Securities Co. Ltd., Class A	99,400	51,272
*	Seazen Group Ltd.	534,285	183,101
*	Seazen Holdings Co. Ltd., Class A	34,226	106,366
*	Secoo Holding Ltd., ADR	5,685	1,468
	SF Holding Co. Ltd., Class A	18,624	137,962
	SG Micro Corp., Class A	3,300	78,932
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	21,800	26,307
	Shaanxi Construction Machinery Co. Ltd., Class A	14,500	12,829
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	39,400	124,839
	Shandong Bohui Paper Industrial Co. Ltd., Class A	17,200	19,298
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,600	66,415
Ω	Shandong Gold Mining Co. Ltd., Class H	179,000	311,689
	Shandong Head Group Co. Ltd., Class A	3,200	17,506
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,100	56,238
	Shandong Hi-speed Co. Ltd., Class A	19,400	15,081
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	24,900	35,890
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	32,170	136,481
	Shandong Humon Smelting Co. Ltd., Class A	17,900	26,698
	Shandong Linglong Tyre Co. Ltd., Class A	8,500	36,296
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	69,200	25,826
	Shandong Nanshan Aluminum Co. Ltd., Class A	61,600	32,070
	Shandong New Beiyang Information Technology Co. Ltd., Class A	14,800	17,338
	Shandong Pharmaceutical Glass Co. Ltd., Class A	6,200	24,149
	Shandong Publishing & Media Co. Ltd., Class A	13,900	12,310
	Shandong Shida Shenghua Chemical Group Co. Ltd., Class A	3,800	77,976
	Shandong Sun Paper Industry JSC Ltd., Class A	24,500	42,745
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	698,400	873,601
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	32,000	20,896
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	109,100	35,709
	Shanghai AtHub Co. Ltd., Class A	5,400	20,967
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	16,604	66,660
	Shanghai Baolong Automotive Corp., Class A	3,300	34,184
	Shanghai Baosight Software Co. Ltd., Class A	17,238	103,035
	Shanghai Belling Co. Ltd., Class A	9,900	31,609
	Shanghai Construction Group Co. Ltd., Class A	141,200	61,428
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	13,476
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	13,589	24,509
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	47,000	170,325
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	68,000	242,782

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	82,000	$33,132
	Shanghai Fullhan Microelectronics Co., Ltd., Class A	2,100	22,564
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	8,820	27,339
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	7,900	28,591
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	6,300	26,813
	Shanghai Industrial Development Co. Ltd., Class A	26,600	14,060
	Shanghai Industrial Holdings Ltd.	118,000	166,854
	Shanghai Industrial Urban Development Group Ltd.	504,600	40,446
*	Shanghai International Airport Co. Ltd., Class A	4,600	35,254
	Shanghai International Port Group Co. Ltd., Class A	37,700	30,709
	Shanghai Jahwa United Co. Ltd., Class A	9,800	51,537
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	11,800	20,843
*Ω	Shanghai Junshi Biosciences Co. Ltd., Class H	11,000	46,137
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	6,400	20,360
	Shanghai Kinetic Medical Co. Ltd., Class A	17,000	19,281
*	Shanghai Liangxin Electrical Co. Ltd., Class A	11,100	26,330
	Shanghai Lingang Holdings Corp. Ltd., Class A	21,840	39,541
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	19,648	28,873
	Shanghai M&G Stationery, Inc., Class A	11,100	74,830
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	21,300	48,878
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	788	17,288
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	241,800	364,130
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	23,426
	Shanghai Pudong Development Bank Co. Ltd., Class A	79,600	85,843
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	12,880	135,530
	Shanghai RAAS Blood Products Co. Ltd., Class A	42,700	36,604
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	14,400	19,984
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	3,700	17,479
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	21,927
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	37,641
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	18,600	35,230
	Shanghai Wanye Enterprises Co. Ltd., Class A	12,800	45,772
	Shanghai Weaver Network Co. Ltd., Class A	2,160	11,390
	Shanghai Yaoji Technology Co. Ltd., Class A	6,900	14,798
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	32,100	39,801
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,000	12,094
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	30,012
	Shanxi Coking Co. Ltd., Class A	28,340	26,399
	Shanxi Securities Co. Ltd., Class A	47,230	38,296
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	59,400	43,731
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,440	384,188
	Shanying International Holding Co. Ltd., Class A	48,000	19,824
	Shede Spirits Co. Ltd., Class A	5,100	123,692
*	Shengda Resources Co. Ltd., Class A	21,100	37,763
	Shenghe Resources Holding Co. Ltd., Class A	21,700	66,961
*Ω	Shengjing Bank Co. Ltd., Class H	59,000	45,123
	Shenguan Holdings Group Ltd.	330,000	17,005
	Shengyi Technology Co. Ltd., Class A	25,500	60,227
	Shennan Circuits Co. Ltd., Class A	7,100	91,480
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	515,200	96,497
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	1,500	20,828
	Shenzhen Agricultural Products Group Co. Ltd., Class A	23,800	21,277
*	Shenzhen Airport Co. Ltd., Class A	45,500	46,314
	Shenzhen Aisidi Co. Ltd., Class A	15,700	20,269
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	28,900	17,776
	Shenzhen Capchem Technology Co. Ltd., Class A	7,380	48,717
	Shenzhen Changhong Technology Co. Ltd., Class A	3,800	11,924
*	Shenzhen Comix Group Co. Ltd., Class A	12,300	12,432
*	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	18,952

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Desay Battery Technology Co., Class A	9,480	$62,093
	Shenzhen Dynanonic Co. Ltd., Class A	1,820	97,010
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,300	14,263
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	16,680	28,580
	Shenzhen Expressway Corp. Ltd., Class H	172,000	158,580
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	26,000	49,605
	Shenzhen Fine Made Electronics Group Co. Ltd., Class A	1,600	12,844
	Shenzhen Gas Corp. Ltd., Class A	37,900	40,296
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	12,347
	Shenzhen Goodix Technology Co. Ltd., Class A	4,800	41,566
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	15,200	40,611
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	11,600	27,480
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	37,000	30,832
	Shenzhen Huaqiang Industry Co. Ltd., Class A	6,100	11,176
	Shenzhen Inovance Technology Co. Ltd., Class A	15,750	154,697
	Shenzhen International Holdings Ltd.	540,351	497,713
	Shenzhen Investment Ltd.	899,174	169,522
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	11,107
	Shenzhen Kaifa Technology Co. Ltd., Class A	19,300	33,698
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,720	43,235
	Shenzhen Kedali Industry Co. Ltd., Class A	1,300	28,033
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	14,400	20,720
	Shenzhen Kinwong Electronic Co. Ltd., Class A	12,200	40,424
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	4,200	22,187
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	6,400	8,284
	Shenzhen Leaguer Co. Ltd., Class A	15,600	21,281
	Shenzhen Megmeet Electrical Co. Ltd., Class A	4,000	17,675
	Shenzhen Microgate Technology Co. Ltd., Class A	14,300	20,464
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	15,100	649,978
*	Shenzhen MTC Co. Ltd., Class A	40,800	23,685
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	66,300	34,779
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	21,800	11,852
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	51,399
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	10,300	36,752
	Shenzhen SC New Energy Technology Corp., Class A	4,245	84,141
*	Shenzhen SDG Information Co. Ltd., Class A	26,700	26,299
	Shenzhen SED Industry Co. Ltd., Class A	11,000	24,380
	Shenzhen Senior Technology Material Co. Ltd., Class A	6,293	26,718
	Shenzhen Sunline Tech Co. Ltd., Class A	14,400	20,862
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	39,928
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	3,800	25,197
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	12,000	22,551
	Shenzhen Sunway Communication Co. Ltd., Class A	19,700	50,335
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	28,888
	Shenzhen Topband Co. Ltd., Class A	11,100	23,540
	Shenzhen Transsion Holdings Co. Ltd., Class A	12,690	133,836
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,300	26,685
*	Shenzhen World Union Group, Inc., Class A	32,800	15,049
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	25,000	18,687
	Shenzhen Yinghe Technology Co. Ltd., Class A	4,700	20,781
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	13,700	18,088
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,700	59,603
	Shenzhen Zhenye Group Co. Ltd., Class A	27,200	17,062
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	52,300	34,672
	Shenzhou International Group Holdings Ltd.	165,800	1,743,911
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	22,200	21,183
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	28,557	94,005
	Shinva Medical Instrument Co. Ltd., Class A	9,200	26,214
*	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	32,310

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Chuantou Energy Co. Ltd., Class A	35,600	$65,945
*	Sichuan Development Lomon Co. Ltd., Class A	46,300	98,820
	Sichuan Expressway Co. Ltd., Class H	234,000	58,735
*	Sichuan Haite High-tech Co. Ltd., Class A	14,200	21,913
	Sichuan Hebang Biotechnology Co. Ltd., Class A	128,000	73,814
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,320	16,688
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	19,800	64,765
*	Sichuan Lutianhua Co. Ltd., Class A	23,300	17,311
*	Sichuan New Energy Power Co., Ltd.	6,000	20,857
	Sichuan Road & Bridge Co. Ltd., Class A	89,400	134,280
	Sichuan Swellfun Co. Ltd., Class A	8,100	85,922
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	7,400	21,031
	Sichuan Yahua Industrial Group Co. Ltd., Class A	19,600	85,038
	Sieyuan Electric Co. Ltd., Class A	11,400	75,052
*	SIM Technology Group Ltd.	262,000	10,343
Ω	Simcere Pharmaceutical Group Ltd.	68,000	72,085
*	Sinco Pharmaceuticals Holdings Ltd.	164,000	26,685
	Sino Biopharmaceutical Ltd.	3,285,000	1,904,455
	Sino Wealth Electronic Ltd., Class A	4,719	30,764
	Sinocare, Inc., Class A	3,700	17,588
	Sinochem International Corp., Class A	21,000	20,298
	Sinofert Holdings Ltd.	694,000	95,543
	Sinofibers Technology Co. Ltd., Class A	2,800	19,752
	Sinolink Securities Co. Ltd., Class A	13,900	17,553
*	Sinolink Worldwide Holdings Ltd.	604,800	16,820
	Sinoma International Engineering Co., Class A	41,700	61,048
	Sinoma Science & Technology Co. Ltd., Class A	56,200	241,378
	Sinomach Automobile Co. Ltd., Class A	29,500	49,341
	Sino-Ocean Group Holding Ltd.	1,025,000	165,884
	Sinopec Engineering Group Co. Ltd., Class H	478,500	205,476
*	Sinopec Oilfield Service Corp., Class H	1,106,000	79,028
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	528,000	86,965
	Sinopharm Group Co. Ltd., Class H	693,600	1,589,167
	Sino-Platinum Metals Co. Ltd., Class A	8,060	20,876
	Sinoseal Holding Co. Ltd., Class A	3,600	20,780
	Sinosoft Co. Ltd., Class A	9,400	32,665
#*	Sinosoft Technology Group Ltd.	151,000	7,318
	Sinotrans Ltd., Class H	879,000	263,628
	Sinotruk Hong Kong Ltd.	195,000	230,415
*	Skshu Paint Co. Ltd., Class A	1,540	24,254
	Skyworth Digital Co. Ltd., Class A	13,300	36,382
	Skyworth Group Ltd.	372,336	174,758
*	Sohu.com Ltd., ADR	606	9,999
*	Solargiga Energy Holdings Ltd.	489,000	22,166
	Songcheng Performance Development Co. Ltd., Class A	14,900	28,342
	SooChow Securities Co. Ltd., Class A	58,240	57,149
	Southwest Securities Co. Ltd., Class A	60,200	34,186
#*	So-Young International, Inc., ADR	11,743	9,795
*	SPT Energy Group, Inc.	156,000	5,408
	SSY Group Ltd.	354,000	200,899
	State Grid Information & Communication Co. Ltd., Class A	17,400	43,454
*	STO Express Co. Ltd., Class A	19,000	33,688
*	Strawbear Entertainment Group	29,000	8,181
	Sumavision Technologies Co. Ltd., Class A	21,300	18,005
	Sun Art Retail Group Ltd.	290,500	85,645
*	Sun King Technology Group Ltd.	240,000	70,981
	Sun-Create Electronics Co. Ltd., Class A	2,080	9,776
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	37,327
	Sunfly Intelligent Technology Co. Ltd., Class A	11,000	18,477

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sungrow Power Supply Co. Ltd., Class A	5,500	$101,359
	Suning Universal Co. Ltd., Class A	52,000	27,980
*	Suning.com Co. Ltd., Class A	101,900	31,493
	Sunny Optical Technology Group Co. Ltd.	174,600	2,362,093
	Sunresin New Materials Co. Ltd., Class A	5,250	50,457
*	Sunward Intelligent Equipment Co. Ltd., Class A	18,100	19,234
	Sunwoda Electronic Co. Ltd., Class A	13,100	55,974
	Suofeiya Home Collection Co. Ltd., Class A	12,600	33,308
	Suplet Power Co. Ltd., Class A	3,360	19,727
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	38,935
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	26,400	104,842
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	42,200	30,882
	Suzhou Good-Ark Electronics Co. Ltd., Class A	10,100	22,228
	Suzhou Maxwell Technologies Co. Ltd., Class A	960	67,519
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	15,232
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	6,900	80,027
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,464	20,976
	SY Holdings Group Ltd.	40,000	28,251
	Symphony Holdings Ltd.	330,000	44,557
	Taiji Computer Corp. Ltd., Class A	10,439	30,453
*	Tangrenshen Group Co. Ltd., Class A	16,600	24,802
	TangShan Port Group Co. Ltd., Class A	109,000	42,272
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	37,750	38,349
	Tasly Pharmaceutical Group Co. Ltd., Class A	10,200	15,406
	TCL Electronics Holdings Ltd.	270,000	128,626
	TCL Technology Group Corp., Class A	232,200	153,254
	Telling Telecommunication Holding Co. Ltd., Class A	10,300	16,247
	Ten Pao Group Holdings Ltd.	140,000	20,354
	Tencent Holdings Ltd.	639,900	24,731,374
*	Tencent Music Entertainment Group, ADR	182,942	770,186
	Tenfu Cayman Holdings Co. Ltd.	46,000	29,598
	Three Squirrels, Inc., Class A	6,800	21,673
	Three's Co. Media Group Co. Ltd., Class A	1,302	18,927
	Thunder Software Technology Co. Ltd., Class A	3,800	80,439
	Tian An China Investment Co. Ltd.	112,000	57,674
	Tian Di Science & Technology Co. Ltd., Class A	29,600	22,150
*Ω	Tian Ge Interactive Holdings Ltd.	182,000	20,817
	Tian Lun Gas Holdings Ltd.	55,500	28,951
*††	Tian Shan Development Holding Ltd.	76,000	14,305
	Tiande Chemical Holdings Ltd.	204,000	66,236
	Tiangong International Co. Ltd.	344,000	124,354
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	9,000	41,282
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	67,200	62,874
	Tianjin Development Holdings Ltd.	60,000	12,236
	Tianjin Guangyu Development Co. Ltd., Class A	35,400	68,367
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	8,300	27,318
	Tianjin Port Development Holdings Ltd.	304,000	23,660
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,200	20,693
	Tianjin Teda Co. Ltd., Class A	32,700	20,353
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	8,800	66,535
#	Tianneng Power International Ltd.	184,000	215,684
	Tianshan Aluminum Group Co. Ltd., Class A	30,600	33,197
	Tianshui Huatian Technology Co. Ltd., Class A	56,000	73,772
*††	Tianyun International Holdings Ltd.	50,000	7,309
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,600	20,366
*	Tibet Summit Resources Co. Ltd., Class A	15,200	64,938
	Tibet Tianlu Co. Ltd., Class A	19,000	15,585
*	Tibet Water Resources Ltd.	29,000	1,924
	Times China Holdings Ltd.	253,000	50,302

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tingyi Cayman Islands Holding Corp.	446,000	$734,199
	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	95,579
	TK Group Holdings Ltd.	30,000	6,841
	Tofflon Science & Technology Group Co. Ltd., Class A	11,600	48,660
	Toly Bread Co. Ltd., Class A	24,108	50,230
	Tomson Group Ltd.	188,000	43,793
	Tong Ren Tang Technologies Co. Ltd., Class H	77,000	54,184
*	Tongcheng Travel Holdings Ltd.	299,600	572,719
*	Tongdao Liepin Group	45,000	58,079
*	Tongding Interconnection Information Co. Ltd., Class A	33,700	25,380
*	TongFu Microelectronics Co. Ltd., Class A	20,000	49,087
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	34,200	49,000
	Tongkun Group Co. Ltd., Class A	47,000	100,791
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	40,734
	Tongling Nonferrous Metals Group Co. Ltd., Class A	191,400	86,313
	Tongwei Co. Ltd., Class A	17,000	135,953
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	23,000
*	Topchoice Medical Corp., Class A	3,162	68,935
	Topsec Technologies Group, Inc., Class A	16,700	22,796
Ω	Topsports International Holdings Ltd.	938,000	782,395
	Towngas Smart Energy Co. Ltd.	359,551	171,250
	TPV Technology Co. Ltd., Class A	31,500	10,485
	Transfar Zhilian Co. Ltd., Class A	97,500	82,989
	TravelSky Technology Ltd., Class H	185,000	306,606
*	Trigiant Group Ltd.	272,000	21,179
	Trina Solar Co. Ltd., Class A	6,596	81,543
*	Trip.com Group Ltd., ADR	88,312	2,276,683
*	Trip.com Group Ltd.	18,200	469,210
	TRS Information Technology Corp. Ltd., Class A	14,400	29,766
	Truly International Holdings Ltd.	488,000	109,729
	Tsingtao Brewery Co. Ltd., Class H	146,000	1,426,141
*	TuanChe Ltd., ADR	2,543	4,628
*	Tuniu Corp., Sponsored ADR	11,396	13,219
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	17,100	9,929
	UE Furniture Co. Ltd., Class A	9,400	12,781
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	4,100	128,514
	Unilumin Group Co. Ltd., Class A	14,600	14,108
	Uni-President China Holdings Ltd.	221,000	202,162
	Unisplendour Corp. Ltd., Class A	30,360	83,811
	United Strength Power Holdings Ltd.	12,000	16,430
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	59,178
	Valiant Co. Ltd., Class A	20,200	54,395
	VanJee Technology Co. Ltd., Class A	3,300	13,674
	Vats Liquor Chain Store Management JSC Ltd., Class A	4,200	23,362
	Vatti Corp. Ltd., Class A	13,600	12,728
#*Ω	Venus MedTech Hangzhou, Inc., Class H	69,000	123,661
	Victory Giant Technology Huizhou Co. Ltd., Class A	15,300	35,848
*	Vipshop Holdings Ltd., ADR	171,914	1,574,732
*Ω	Viva Biotech Holdings	210,500	56,656
	Walvax Biotechnology Co. Ltd., Class A	3,900	25,176
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	13,000	22,171
*	Wanda Film Holding Co. Ltd., Class A	6,400	11,822
	Wangfujing Group Co. Ltd., Class A	14,600	46,579
	Wangneng Environment Co. Ltd., Class A	8,600	30,989
	Wangsu Science & Technology Co. Ltd., Class A	71,000	55,752
	Wanguo International Mining Group Ltd.	8,000	1,995
	Want Want China Holdings Ltd.	795,000	647,003
	Wanxiang Qianchao Co. Ltd., Class A	55,900	54,719
	Wasion Holdings Ltd.	134,000	47,860

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Weibo Corp., Sponsored ADR	27,567	$529,838
	Weichai Power Co. Ltd., Class H	880,000	1,258,126
	Weifu High-Technology Group Co. Ltd., Class A	6,500	18,848
	Weihai Guangwei Composites Co. Ltd., Class A	14,500	151,104
	Weiqiao Textile Co., Class H	154,000	30,416
	Western Securities Co. Ltd., Class A	45,100	42,666
	Western Superconducting Technologies Co. Ltd., Class A	4,661	69,292
	Westone Information Industry, Inc., Class A	3,300	21,526
	Wharf Holdings Ltd.	177,000	647,270
	Will Semiconductor Co. Ltd., Class A	8,287	129,762
*	WiMi Hologram Cloud, Inc., ADR	20,966	38,577
	Wingtech Technology Co. Ltd., Class A	4,200	42,876
	Winning Health Technology Group Co. Ltd., Class A	40,800	48,059
	Wolong Electric Group Co. Ltd., Class A	24,000	52,477
	Wuchan Zhongda Group Co. Ltd., Class A	75,600	53,930
	Wuhan DR Laser Technology Corp. Ltd., Class A	960	32,083
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	15,947
	Wuhan Guide Infrared Co. Ltd., Class A	32,620	60,286
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	16,817
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	4,387	19,427
	Wuhu Token Science Co. Ltd., Class A	37,700	40,255
	Wuliangye Yibin Co. Ltd., Class A	25,012	663,280
	Wuling Motors Holdings Ltd.	140,000	19,124
	WUS Printed Circuit Kunshan Co. Ltd., Class A	32,890	59,229
	Wushang Group Co. Ltd., Class A	18,700	29,709
Ω	WuXi AppTec Co. Ltd., Class H	20,500	248,341
*Ω	Wuxi Biologics Cayman, Inc.	128,500	1,230,017
	Wuxi Boton Technology Co. Ltd., Class A	5,900	15,178
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,580	22,858
	Wuxi NCE Power Co. Ltd., Class A	1,960	36,665
	Wuxi Shangji Automation Co. Ltd., Class A	5,040	122,467
	Wuxi Taiji Industry Co. Ltd., Class A	38,600	41,558
*	XCMG Construction Machinery Co. Ltd., Class A	108,600	90,284
*	XGD, Inc., Class A	12,100	25,877
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	72,500	30,946
	Xiamen C & D, Inc., Class A	54,200	90,393
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	10,483	12,486
	Xiamen Faratronic Co. Ltd., Class A	4,400	136,553
	Xiamen International Airport Co. Ltd., Class A	8,200	18,357
	Xiamen International Port Co. Ltd., Class H	270,000	75,003
	Xiamen Intretech, Inc., Class A	16,990	50,766
	Xiamen ITG Group Corp. Ltd., Class A	36,900	38,007
	Xiamen Kingdomway Group Co., Class A	13,000	41,528
	Xiamen Tungsten Co. Ltd., Class A	26,000	103,889
	Xiamen Xiangyu Co. Ltd., Class A	74,206	91,705
	Xi'an Triangle Defense Co. Ltd., Class A	5,400	37,019
*Ω	Xiaomi Corp., Class B	3,785,800	5,954,250
	Xilinmen Furniture Co. Ltd., Class A	8,000	35,301
*	Xinchen China Power Holdings Ltd.	83,000	5,284
	Xinfengming Group Co. Ltd., Class A	35,700	52,989
	Xingda International Holdings Ltd.	208,000	39,997
	Xingfa Aluminium Holdings Ltd.	41,000	44,867
	Xinhu Zhongbao Co. Ltd., Class A	112,500	44,293
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	134,000	92,855
	Xinhuanet Co. Ltd., Class A	8,200	20,508
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	253,756	453,334
	Xinte Energy Co. Ltd., Class H	111,200	295,619
	Xinxiang Chemical Fiber Co. Ltd., Class A	28,900	15,030
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	38,700	96,336

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinyi Energy Holdings Ltd.	550,000	$278,483
	Xtep International Holdings Ltd.	402,059	653,858
	Xuji Electric Co. Ltd., Class A	14,800	48,797
*	Xunlei Ltd., ADR	19,606	33,134
Ω	Yadea Group Holdings Ltd.	420,000	905,786
*	YaGuang Technology Group Co. Ltd., Class A	20,400	19,526
*	Yanchang Petroleum International Ltd.	1,010,000	7,119
	Yangling Metron New Material, Inc., Class A	3,120	35,477
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	32,000	58,133
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,000	46,520
	Yankershop Food Co. Ltd., Class A	2,300	30,889
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	27,757
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	22,144
	Yantai Eddie Precision Machinery Co. Ltd., Class A	11,480	32,577
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	16,000	85,353
*	YanTai Shuangta Food Co. Ltd., Class A	9,300	11,419
	Yantai Zhenghai Bio-tech Co. Ltd.	3,450	25,439
*	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	8,900	22,780
*	Yeahka Ltd.	13,200	29,088
	Yealink Network Technology Corp. Ltd., Class A	9,123	102,898
	Yeebo International Holdings Ltd.	42,000	16,492
	YGSOFT, Inc., Class A	21,500	21,865
	Yibin Tianyuan Group Co. Ltd., Class A	33,800	40,694
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	112,800	74,962
*	Yifan Pharmaceutical Co. Ltd., Class A	27,900	49,705
	Yifeng Pharmacy Chain Co. Ltd., Class A	5,620	43,210
	Yihai International Holding Ltd.	159,000	465,754
	Yijiahe Technology Co. Ltd., Class A	2,520	26,669
	Yincheng International Holding Co. Ltd.	48,000	18,251
	Yintai Gold Co. Ltd., Class A	63,100	101,754
*	Yiren Digital Ltd., Sponsored ADR	20,600	26,574
*Ω	Yixin Group Ltd.	278,000	34,420
	Yixintang Pharmaceutical Group Co. Ltd., Class A	15,400	57,170
	YongXing Special Materials Technology Co. Ltd., Class A	2,200	46,828
	Yonyou Network Technology Co. Ltd., Class A	12,800	39,716
	Youngor Group Co. Ltd., Class A	66,900	64,782
*	Youngy Co., Ltd., Class A	1,400	27,229
*	Youzu Interactive Co. Ltd., Class A	21,100	28,387
	YTO Express Group Co. Ltd., Class A	44,700	128,328
*	Yuan Heng Gas Holdings Ltd.	828,000	53,647
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	9,500	21,051
	Yuexiu Property Co. Ltd.	418,800	523,212
	Yuexiu Transport Infrastructure Ltd.	254,000	142,196
	Yunda Holding Co. Ltd., Class A	37,580	101,019
	Yunnan Aluminium Co. Ltd., Class A	38,100	56,941
	Yunnan Baiyao Group Co. Ltd., Class A	9,780	80,136
	Yunnan Copper Co. Ltd., Class A	58,500	100,092
	Yunnan Energy New Material Co. Ltd., Class A	6,600	209,808
	Yunnan Tin Co. Ltd., Class A	31,600	70,649
	Yusys Technologies Co. Ltd., Class A	7,040	15,938
	Yutong Bus Co. Ltd., Class A	28,600	33,478
*	Zai Lab Ltd.	1,500	6,143
	ZBOM Home Collection Co. Ltd., Class A	4,004	12,722
	Zepp Health Corp., ADR	8,981	15,627
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,829	168,299
#*	Zhaojin Mining Industry Co. Ltd., Class H	297,000	283,683
	Zhefu Holding Group Co. Ltd., Class A	116,700	81,655
*	Zhejiang Century Huatong Group Co. Ltd., Class A	143,820	95,837
	Zhejiang China Commodities City Group Co. Ltd., Class A	26,500	20,840

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	$132,625
	Zhejiang Communications Technology Co. Ltd.	25,700	26,192
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,000	18,441
	Zhejiang Crystal-Optech Co. Ltd., Class A	25,900	46,722
	Zhejiang Dahua Technology Co. Ltd., Class A	40,802	89,829
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,100	45,126
	Zhejiang Expressway Co. Ltd., Class H	360,000	289,754
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	9,000	20,964
	Zhejiang Hailiang Co. Ltd., Class A	26,100	46,660
	Zhejiang HangKe Technology, Inc. Co., Class A	3,944	43,832
	Zhejiang Hangmin Co. Ltd., Class A	16,190	12,681
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	17,829
	Zhejiang Huace Film & Television Co. Ltd., Class A	38,900	26,781
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	19,700	59,752
	Zhejiang Huayou Cobalt Co. Ltd., Class A	9,620	120,493
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	72,213
	Zhejiang Jianfeng Group Co. Ltd., Class A	8,900	16,790
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,300	19,101
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	8,700	94,609
*	Zhejiang Jingu Co. Ltd., Class A	22,000	27,704
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,560	32,898
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	126,500	68,362
	Zhejiang Juhua Co. Ltd., Class A	25,600	65,829
	Zhejiang Longsheng Group Co. Ltd., Class A	59,300	87,384
	Zhejiang Medicine Co. Ltd., Class A	18,416	38,933
	Zhejiang Meida Industrial Co. Ltd., Class A	10,600	21,409
	Zhejiang Narada Power Source Co. Ltd., Class A	22,300	60,702
	Zhejiang NHU Co. Ltd., Class A	46,548	142,507
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	60,970	36,066
	Zhejiang Runtu Co. Ltd., Class A	23,800	28,305
	Zhejiang Semir Garment Co. Ltd., Class A	41,200	32,642
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	23,871
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	3,360	10,919
	Zhejiang Supor Co. Ltd., Class A	2,100	14,639
	Zhejiang Tiantie Industry Co. Ltd., Class A	13,353	28,473
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	11,143
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	25,500	25,716
*	Zhejiang Wanliyang Co. Ltd., Class A	15,300	23,207
	Zhejiang Wanma Co. Ltd., Class A	19,100	25,760
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	8,080	35,265
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	13,100	38,273
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	54,965
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	20,223
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	18,200	52,639
	Zhejiang Yankon Group Co. Ltd., Class A	35,700	18,879
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	17,128
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,500	32,589
	Zhejiang Yongtai Technology Co. Ltd., Class A	24,800	113,376
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	61,800	89,039
*	Zheshang Securities Co. Ltd., Class A	20,000	31,819
*	Zhong An Group Ltd.	859,000	28,512
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	199,400	506,320
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	47,000	17,927
	Zhongji Innolight Co. Ltd., Class A	9,600	46,779
	Zhongjin Gold Corp. Ltd., Class A	29,400	31,617
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	36,800	35,550
	Zhongsheng Group Holdings Ltd.	216,500	1,239,448
*	Zhongtian Financial Group Co. Ltd., Class A	100,000	25,869
	Zhongyu Energy Holdings Ltd.	215,000	183,945

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	Zhongyuan Bank Co. Ltd., Class H	126,000	$11,547
	Zhuguang Holdings Group Co. Ltd.	486,000	66,811
	Zhuzhou CRRC Times Electric Co.	138,600	595,197
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	6,000	46,628
	Zhuzhou Kibing Group Co. Ltd., Class A	61,100	104,032
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	75,600	84,491
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	440,200	228,862
	ZTE Corp., Class H	265,800	571,986
	ZTO Express Cayman, Inc., ADR	26,052	666,671
	ZTO Express Cayman, Inc.	4,550	116,323
TOTAL CHINA			283,349,257
COLOMBIA — (0.1%)
*	BAC Holding International Corp.	1,005,290	63,314
	Banco de Bogota SA	5,102	49,390
	Bancolombia SA, Sponsored ADR	6,765	195,982
	Bancolombia SA	16,045	134,700
	Celsia SA ESP	100,195	82,736
	Grupo Aval Acciones y Valores SA, ADR	3,200	11,424
	Grupo de Inversiones Suramericana SA	4,885	45,580
	Grupo Energia Bogota SA ESP	332,653	147,510
	Interconexion Electrica SA ESP	43,920	211,045
	Mineros SA	33,064	16,968
	Promigas SA ESP	33,754	46,060
TOTAL COLOMBIA			1,004,709
CZECH REPUBLIC — (0.0%)
	Komercni Banka AS	7,053	178,204
EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	113,367	207,915
GREECE — (0.3%)
*	Alpha Services & Holdings SA	230,867	205,202
	Athens Water Supply & Sewage Co. SA	8,519	69,947
	Autohellas Tourist & Trading SA	5,765	56,746
	Bank of Greece	4,212	66,818
*	Ellaktor SA	12,618	20,577
	ElvalHalcor SA	12,789	18,409
	Entersoft SA Software Development & Related Services Co.	4,811	18,914
	Epsilon Net SA	4,305	24,904
*	Eurobank Ergasias Services & Holdings SA, Class A	225,782	207,984
	Fourlis Holdings SA	19,090	59,767
*	GEK Terna Holding Real Estate Construction SA	9,800	97,019
	Hellenic Petroleum Holdings SA	16,601	106,769
	Hellenic Telecommunications Organization SA	12,522	215,603
	Holding Co. ADMIE IPTO SA	22,438	42,320
*	Intracom Holdings SA	12,803	24,152
	JUMBO SA	24,099	373,650
	Kri-Kri Milk Industry SA	1,715	10,050
*	LAMDA Development SA	13,054	77,566
	Motor Oil Hellas Corinth Refineries SA	22,274	386,082
	OPAP SA	31,291	433,515
*	Piraeus Financial Holdings SA	43,732	39,853
	Piraeus Port Authority SA	1,629	25,667
	Quest Holdings SA	11,337	51,095
	Sarantis SA	7,529	52,984
	Terna Energy SA	18,752	337,331

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Thrace Plastics Holding & Co.	3,797	$14,908
TOTAL GREECE			3,037,832
HONG KONG — (0.0%)
Ω	BOC Aviation Ltd.	14,900	126,808
#*	Realord Group Holdings Ltd.	98,000	122,973
*	Tongda Group Holdings Ltd.	1,470,000	25,274
TOTAL HONG KONG			275,055
HUNGARY — (0.1%)
	4iG Nyrt	5,746	10,242
	Magyar Telekom Telecommunications PLC	54,257	42,866
*	Opus Global Nyrt	12,230	4,681
#	OTP Bank Nyrt	16,743	345,649
	Richter Gedeon Nyrt	23,345	477,528
TOTAL HUNGARY			880,966
INDIA — (15.7%)
*	3i Infotech Ltd.	27,570	14,943
	63 Moons Technologies Ltd.	2,665	6,149
	Aarti Drugs Ltd.	11,200	60,342
	ABB India Ltd.	5,794	200,369
	Abbott India Ltd.	126	31,900
	Action Construction Equipment Ltd.	7,404	21,048
*	Adani Green Energy Ltd.	32,174	881,618
	Adani Total Gas Ltd.	32,834	1,306,261
	ADF Foods Ltd.	2,521	22,304
*	Aditya Birla Capital Ltd.	139,318	187,572
	Advanced Enzyme Technologies Ltd.	11,626	42,469
	Aegis Logistics Ltd.	48,495	158,328
	AGI Greenpac Ltd.	11,277	40,331
	Agro Tech Foods Ltd.	1,250	12,334
*	Ahluwalia Contracts India Ltd.	5,052	30,316
	AIA Engineering Ltd.	8,120	245,806
	Ajanta Pharma Ltd.	11,271	181,585
	Akzo Nobel India Ltd.	3,525	86,457
	Alembic Ltd.	14,547	12,938
	Alembic Pharmaceuticals Ltd.	15,441	137,162
	Alkem Laboratories Ltd.	7,590	309,518
	Alkyl Amines Chemicals	3,087	114,261
	Allcargo Logistics Ltd.	16,991	65,895
*	Alok Industries Ltd.	246,045	62,512
	Amara Raja Batteries Ltd.	20,326	126,476
*	Amber Enterprises India Ltd.	1,176	37,178
	Anant Raj Ltd.	23,144	21,726
	Andhra Sugars Ltd.	29,691	51,123
	Apar Industries Ltd.	5,061	72,605
	Apcotex Industries Ltd.	9,094	65,467
*	APL Apollo Tubes Ltd.	30,373	366,513
	Apollo Hospitals Enterprise Ltd.	24,494	1,302,749
	Aptech Ltd.	3,134	9,627
*	Arvind Fashions Ltd.	12,622	47,210
*	Arvind SmartSpaces Ltd.	4,403	10,664
	Asahi India Glass Ltd.	7,020	52,496
	Ashiana Housing Ltd.	3,766	6,527
	Ashok Leyland Ltd.	184,340	346,276
*	Ashoka Buildcon Ltd.	41,864	39,827
	Asian Paints Ltd.	67,015	2,829,509

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Astec Lifesciences Ltd.	1,673	$39,515
*Ω	Aster DM Healthcare Ltd.	37,522	108,585
	Astra Microwave Products Ltd.	13,392	48,345
	Astral Ltd.	21,958	505,374
	AstraZeneca Pharma India Ltd.	1,043	40,346
	Atul Ltd.	3,930	442,703
Ω	AU Small Finance Bank Ltd.	42,374	317,413
	Aurobindo Pharma Ltd.	93,118	643,481
	Avanti Feeds Ltd.	12,745	71,286
*Ω	Avenue Supermarts Ltd.	9,699	521,318
	Bajaj Auto Ltd.	14,343	709,670
	Bajaj Consumer Care Ltd.	30,884	63,530
	Bajaj Electricals Ltd.	2,066	29,592
	Bajaj Finance Ltd.	13,501	1,235,154
	Bajaj Finserv Ltd.	2,901	552,476
*	Bajaj Hindusthan Sugar Ltd.	143,434	17,999
	Bajaj Holdings & Investment Ltd.	5,613	367,290
	Balaji Amines Ltd.	3,039	130,920
	Balkrishna Industries Ltd.	13,588	396,105
	Balmer Lawrie & Co. Ltd.	17,962	25,339
	Balrampur Chini Mills Ltd.	15,134	75,451
Ω	Bandhan Bank Ltd.	123,893	434,488
	Bank of Baroda	219,710	324,276
	Bank of India	81,630	49,252
	Bank of Maharashtra	198,188	42,200
	Bannari Amman Sugars Ltd.	451	14,041
	BASF India Ltd.	5,716	194,209
	Bata India Ltd.	9,293	231,243
	Bayer CropScience Ltd.	3,457	229,704
	BEML Ltd.	5,776	93,083
	Berger Paints India Ltd.	92,173	727,679
*	BF Utilities Ltd.	1,876	7,752
	Bhansali Engineering Polymers Ltd.	16,497	23,016
	Bharat Bijlee Ltd.	943	20,927
	Bharat Electronics Ltd.	398,473	1,385,135
*	Bharat Heavy Electricals Ltd.	224,965	153,257
	Bharat Petroleum Corp. Ltd.	175,751	733,245
	Bharat Rasayan Ltd.	482	73,879
*	Bharti Airtel Ltd.	164,201	1,408,063
	Biocon Ltd.	45,842	178,366
	Birlasoft Ltd.	54,014	230,717
*	Black Box Ltd.	7,440	13,096
	Bliss Gvs Pharma Ltd.	4,620	4,517
	Blue Dart Express Ltd.	1,048	113,328
	Blue Star Ltd.	15,114	187,842
	Bodal Chemicals Ltd.	17,752	20,852
	Bombay Burmah Trading Co.	886	10,690
*	Bombay Dyeing & Manufacturing Co. Ltd.	33,514	41,864
	Borosil Ltd.	2,664	11,610
*	Borosil Renewables Ltd.	11,515	90,222
	Bosch Ltd.	933	201,553
	Brigade Enterprises Ltd.	19,977	124,396
	Brightcom Group Ltd.	116,655	73,358
	Britannia Industries Ltd.	15,262	751,319
*	Camlin Fine Sciences Ltd.	29,561	43,989
	Can Fin Homes Ltd.	19,559	147,777
	Canara Bank	85,487	240,844
*	Capacit'e Infraprojects Ltd.	4,149	5,731
	Caplin Point Laboratories Ltd.	5,678	56,281

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Carborundum Universal Ltd.	32,129	$324,725
	Castrol India Ltd.	148,794	214,965
	CCL Products India Ltd.	21,543	121,256
	Central Depository Services India Ltd.	12,106	173,747
	Century Enka Ltd.	1,684	9,469
	Century Plyboards India Ltd.	28,026	207,501
	Century Textiles & Industries Ltd.	13,989	148,370
	Cera Sanitaryware Ltd.	1,024	61,290
*	CG Power & Industrial Solutions Ltd.	114,272	324,939
	Chambal Fertilisers & Chemicals Ltd.	46,780	190,675
*	Chennai Petroleum Corp. Ltd.	9,060	31,572
	Cholamandalam Financial Holdings Ltd.	23,458	185,877
	Cholamandalam Investment & Finance Co. Ltd.	106,104	949,748
	Cigniti Technologies Ltd.	2,674	16,950
	Cipla Ltd.	65,947	816,554
	City Union Bank Ltd.	94,217	190,410
	Clariant Chemicals India Ltd.	4,039	22,088
Ω	Cochin Shipyard Ltd.	9,822	41,317
	Coforge Ltd.	8,401	420,979
	Colgate-Palmolive India Ltd.	34,413	690,324
	Computer Age Management Services Ltd.	7,129	222,121
	Container Corp. of India Ltd.	50,338	452,409
	Coromandel International Ltd.	32,957	427,066
	Cosmo First Ltd.	6,888	77,924
*	CreditAccess Grameen Ltd.	10,646	142,010
	CRISIL Ltd.	4,124	163,247
*	CSB Bank Ltd.	7,936	20,105
	Cummins India Ltd.	25,005	388,071
	Cyient Ltd.	15,057	157,465
*	D B Realty Ltd.	22,351	17,884
	Dabur India Ltd.	86,173	635,410
	Dalmia Bharat Sugar & Industries Ltd.	3,997	19,068
	DCM Shriram Ltd.	10,173	128,459
*	DCW Ltd.	46,170	22,658
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	13,223	119,311
	Deepak Nitrite Ltd.	24,206	587,587
	Delta Corp. Ltd.	19,778	49,527
*	DEN Networks Ltd.	24,459	10,628
*	Dhampur Bio Organics Ltd.	10,271	5,339
	Dhampur Sugar Mills Ltd.	10,271	29,266
*	Dhani Services Ltd.	55,006	28,830
	Dhanuka Agritech Ltd.	4,543	39,876
Ω	Dilip Buildcon Ltd.	8,553	25,491
*	Dish TV India Ltd.	268,428	38,247
*	Dishman Carbogen Amcis Ltd.	13,491	21,603
	Divi's Laboratories Ltd.	15,606	756,125
	Dixon Technologies India Ltd.	7,575	355,072
	Dollar Industries Ltd.	2,411	13,837
Ω	Dr Lal PathLabs Ltd.	9,425	274,976
	Dr Reddy's Laboratories Ltd., ADR	7,755	399,383
	Dr Reddy's Laboratories Ltd.	3,387	175,285
*	DRC Systems India Ltd.	780	212
	Dwarikesh Sugar Industries Ltd.	16,162	24,123
*	Dynamatic Technologies Ltd.	652	14,926
	eClerx Services Ltd.	6,248	171,840
	Edelweiss Financial Services Ltd.	71,886	53,003
	Eicher Motors Ltd.	14,294	557,425
	EID Parry India Ltd.	27,751	196,937
	Electrosteel Castings Ltd.	48,669	22,269

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Elgi Equipments Ltd.	30,512	$143,136
	Emami Ltd.	79,793	456,202
Ω	Endurance Technologies Ltd.	6,416	117,858
	Engineers India Ltd.	72,796	61,658
	EPL Ltd.	52,590	115,073
*Ω	Equitas Small Finance Bank Ltd.	13,258	7,519
Ω	Eris Lifesciences Ltd.	10,377	88,227
	ESAB India Ltd.	1,030	43,115
	Escorts Kubota Ltd.	10,509	229,451
*	Eveready Industries India Ltd.	15,308	61,455
	Everest Industries Ltd.	1,243	9,247
	Everest Kanto Cylinder Ltd.	17,487	37,569
	Excel Industries Ltd.	1,401	22,571
	Exide Industries Ltd.	102,458	205,467
*	FDC Ltd.	10,213	32,583
	Federal Bank Ltd.	403,763	545,406
	Filatex India Ltd.	12,871	15,265
	Fine Organic Industries Ltd.	1,224	83,741
	Finolex Cables Ltd.	17,633	94,610
	Finolex Industries Ltd.	65,665	110,756
	Firstsource Solutions Ltd.	110,374	155,903
	Force Motors Ltd.	1,571	20,706
*	Fortis Healthcare Ltd.	81,689	288,076
*	Future Consumer Ltd.	104,715	2,387
	GAIL India Ltd.	154,102	285,590
	Galaxy Surfactants Ltd.	4,668	182,027
*	Ganesh Housing Corp. Ltd.	2,341	8,840
	Garden Reach Shipbuilders & Engineers Ltd.	6,759	22,012
	Garware Technical Fibres Ltd.	2,464	102,575
	Gateway Distriparks Ltd.	65,576	60,356
*	Gati Ltd.	15,561	28,974
	GE Power India Ltd.	4,704	8,071
Ω	General Insurance Corp. of India	28,830	42,372
	Genus Power Infrastructures Ltd.	21,338	20,887
	GIC Housing Finance Ltd.	5,220	8,942
	Gillette India Ltd.	1,752	115,573
	GlaxoSmithKline Pharmaceuticals Ltd.	6,150	109,407
	Glenmark Pharmaceuticals Ltd.	19,922	95,824
*	Godrej Consumer Products Ltd.	64,213	692,111
*	Godrej Industries Ltd.	11,258	63,353
*	Godrej Properties Ltd.	17,372	333,062
	Goodyear India Ltd.	675	8,086
	Granules India Ltd.	44,129	165,952
	Graphite India Ltd.	15,014	81,020
	Grasim Industries Ltd.	40,635	810,231
	Grauer & Weil India Ltd.	22,570	17,982
	Gravita India Ltd.	5,623	20,605
	Greaves Cotton Ltd.	10,547	21,669
	Greenlam Industries Ltd.	4,650	20,953
	Greenpanel Industries Ltd.	7,524	42,061
	Greenply Industries Ltd.	24,557	56,906
	Grindwell Norton Ltd.	10,061	221,006
	Gujarat Alkalies & Chemicals Ltd.	8,503	80,983
	Gujarat Ambuja Exports Ltd.	13,020	49,967
	Gujarat Fluorochemicals Ltd.	5,594	236,790
	Gujarat Gas Ltd.	38,652	218,577
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	23,011	210,123
	Gujarat Pipavav Port Ltd.	63,610	62,539
	Gujarat State Fertilizers & Chemicals Ltd.	60,213	120,232

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat State Petronet Ltd.	79,718	$233,708
	Gulf Oil Lubricants India Ltd.	3,376	17,912
	Hatsun Agro Product Ltd.	7,173	89,998
	Havells India Ltd.	28,941	457,739
	HBL Power Systems Ltd.	31,189	34,795
	HCL Technologies Ltd.	145,579	1,749,995
Ω	HDFC Asset Management Co. Ltd.	13,253	326,100
	HDFC Bank Ltd.	141,473	2,587,410
Ω	HDFC Life Insurance Co. Ltd.	57,547	403,758
*	HealthCare Global Enterprises Ltd.	3,221	11,011
	HEG Ltd.	2,712	40,574
	Heritage Foods Ltd.	5,612	19,925
	Hero MotoCorp Ltd.	32,138	1,142,941
	Hester Biosciences Ltd.	445	12,452
	HFCL Ltd.	153,778	129,478
	HG Infra Engineering Ltd.	3,130	23,540
	HIL Ltd.	812	36,120
	Himadri Speciality Chemical Ltd.	72,384	74,565
	Himatsingka Seide Ltd.	16,940	24,942
	Hinduja Global Solutions Ltd.	5,776	95,747
	Hindustan Aeronautics Ltd.	8,225	210,715
*	Hindustan Construction Co. Ltd.	265,796	44,834
	Hindustan Copper Ltd.	23,574	30,762
	Hindustan Petroleum Corp. Ltd.	79,912	242,724
	Hindustan Unilever Ltd.	73,860	2,462,133
	Hitachi Energy India Ltd.	681	27,857
	Hle Glascoat Ltd.	357	14,032
	Honda India Power Products Ltd.	808	15,864
	Honeywell Automation India Ltd.	679	344,156
	Housing Development Finance Corp. Ltd.	149,166	4,522,707
	Huhtamaki India Ltd.	5,375	13,215
	I G Petrochemicals Ltd.	3,464	27,563
	ICICI Bank Ltd., Sponsored ADR	160,728	3,339,928
	ICICI Bank Ltd.	84,009	873,864
Ω	ICICI Lombard General Insurance Co. Ltd.	47,378	733,857
Ω	ICICI Prudential Life Insurance Co. Ltd.	30,984	217,797
Ω	ICICI Securities Ltd.	12,439	75,584
*	IDFC First Bank Ltd.	805,056	381,660
	IDFC Ltd.	358,281	247,397
*	IFB Industries Ltd.	2,098	26,571
	IIFL Finance Ltd.	42,676	186,020
	IIFL Securities Ltd.	20,653	17,854
	IIFL Wealth Management Ltd.	10,867	232,011
	India Glycols Ltd.	3,751	44,706
*	Indiabulls Housing Finance Ltd.	63,401	88,625
*	Indiabulls Real Estate Ltd.	33,887	31,162
Ω	IndiaMart InterMesh Ltd.	2,320	124,857
Ω	Indian Energy Exchange Ltd.	61,163	123,824
	Indian Oil Corp. Ltd.	115,435	106,032
	Indian Railway Catering & Tourism Corp. Ltd.	29,363	237,945
Ω	Indian Railway Finance Corp. Ltd.	96,167	25,028
	Indo Count Industries Ltd.	22,774	39,853
	Indoco Remedies Ltd.	9,177	44,927
	Indraprastha Gas Ltd.	65,380	286,261
	Indus Towers Ltd.	121,221	341,402
	IndusInd Bank Ltd.	35,893	473,737
	Infibeam Avenues Ltd.	172,173	31,984
	Info Edge India Ltd.	15,925	874,126
#	Infosys Ltd., Sponsored ADR	265,121	5,167,208

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Infosys Ltd.	312,691	$6,119,171
	Ingersoll Rand India Ltd.	2,441	50,922
*	Inox Leisure Ltd.	12,248	91,249
*	Inox Wind Energy Ltd.	871	5,694
*	Inox Wind Ltd.	6,949	7,803
*	Insecticides India Ltd.	2,950	38,621
	Intellect Design Arena Ltd.	21,110	168,916
	Ipca Laboratories Ltd.	38,019	483,151
*	IRB Infrastructure Developers Ltd.	47,236	127,237
Ω	IRCON International Ltd.	69,014	32,761
	ISGEC Heavy Engineering Ltd.	1,348	7,974
	ITD Cementation India Ltd.	9,348	9,663
*	ITI Ltd.	12,573	18,575
	J Kumar Infraprojects Ltd.	8,288	35,147
	Jamna Auto Industries Ltd.	27,431	43,798
	JB Chemicals & Pharmaceuticals Ltd.	9,355	208,952
	Jindal Poly Films Ltd.	5,639	75,438
*	Jindal Stainless Hisar Ltd.	7,473	22,526
*	Jindal Stainless Ltd.	17,606	26,484
	JK Paper Ltd.	23,570	103,284
	JM Financial Ltd.	98,828	79,739
	JMC Projects India Ltd.	6,414	6,686
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,005	19,870
	Jubilant Foodworks Ltd.	54,995	384,896
	Jubilant Ingrevia Ltd.	14,427	96,820
	Jubilant Pharmova Ltd.	11,041	50,384
*	Just Dial Ltd.	2,181	16,083
	Jyothy Labs Ltd.	32,517	70,455
	Kajaria Ceramics Ltd.	21,024	313,331
	Kalpataru Power Transmission Ltd.	20,097	94,234
	Kansai Nerolac Paints Ltd.	43,747	221,799
	Karur Vysya Bank Ltd.	81,218	60,466
	Kaveri Seed Co. Ltd.	1,729	10,606
	KCP Ltd.	24,082	33,486
	KEC International Ltd.	34,815	201,787
	KEI Industries Ltd.	15,332	239,823
	Kennametal India Ltd.	1,343	39,011
*	Kesoram Industries Ltd.	48,701	29,148
*	Kiri Industries Ltd.	9,263	55,868
	Kirloskar Brothers Ltd.	5,926	25,409
	Kirloskar Oil Engines Ltd.	13,471	27,973
	Kitex Garments Ltd.	8,666	26,386
	KNR Constructions Ltd.	46,503	155,310
*	Kolte-Patil Developers Ltd.	8,425	28,377
	Kotak Mahindra Bank Ltd.	46,476	1,069,515
	Kovai Medical Center & Hospital	834	15,910
	KPIT Technologies Ltd.	44,450	309,006
	KPR Mill Ltd.	28,552	211,619
	KRBL Ltd.	11,600	35,889
	KSB Ltd.	3,004	55,741
	LA Opala RG Ltd.	5,178	19,068
	Lakshmi Machine Works Ltd.	497	65,584
Ω	Laurus Labs Ltd.	113,884	751,637
	LG Balakrishnan & Bros Ltd.	2,269	20,177
	LIC Housing Finance Ltd.	88,311	430,102
	Linde India Ltd.	1,574	72,721
	LT Foods Ltd.	45,711	52,573
	Lupin Ltd.	43,221	350,803
	LUX Industries Ltd.	1,356	31,846

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mahanagar Gas Ltd.	11,844	$112,885
	Mahindra & Mahindra Financial Services Ltd.	102,021	241,669
	Mahindra & Mahindra Ltd.	133,018	1,959,647
	Mahindra CIE Automotive Ltd.	14,522	49,210
	Mahindra Lifespace Developers Ltd.	20,364	102,745
Ω	Mahindra Logistics Ltd.	4,632	27,300
	Man Infraconstruction Ltd.	15,520	16,772
	Manappuram Finance Ltd.	130,357	162,515
*	Mangalore Refinery & Petrochemicals Ltd.	52,518	48,476
	Marico Ltd.	202,523	1,330,082
	Marksans Pharma Ltd.	60,249	37,210
	Maruti Suzuki India Ltd.	8,599	956,066
Ω	MAS Financial Services Ltd.	2,038	14,018
	Mastek Ltd.	4,526	120,616
*	Max Financial Services Ltd.	34,842	377,795
*	Max Healthcare Institute Ltd.	53,204	247,377
*	Max Ventures & Industries Ltd.	6,105	8,052
	Mayur Uniquoters Ltd.	7,402	38,590
	Mazagon Dock Shipbuilders Ltd.	5,092	17,901
*	Meghmani Finechem Ltd.	2,456	47,119
	Meghmani Organics Ltd.	32,791	53,251
Ω	Metropolis Healthcare Ltd.	6,966	140,323
	Minda Corp. Ltd.	6,111	17,237
	Minda Industries Ltd.	27,840	179,702
*	Mirza International Ltd.	5,222	16,449
Ω	Mishra Dhatu Nigam Ltd.	3,855	8,204
	MM Forgings Ltd.	1,567	19,229
	Monte Carlo Fashions Ltd.	650	6,170
*	Morepen Laboratories Ltd.	19,479	8,922
	Motherson Sumi Systems Ltd.	246,199	398,310
*	Motherson Sumi Wiring India Ltd.	246,199	239,824
	Motilal Oswal Financial Services Ltd.	8,488	82,006
	Mphasis Ltd.	28,724	841,853
	MRF Ltd.	274	289,535
	MSTC Ltd.	5,144	16,256
	Multi Commodity Exchange of India Ltd.	2,316	40,846
	Muthoot Finance Ltd.	40,299	546,136
	Nahar Spinning Mills Ltd.	1,788	7,440
*	Narayana Hrudayalaya Ltd.	21,522	178,064
	Natco Pharma Ltd.	16,360	141,143
*	National Fertilizers Ltd.	23,497	13,669
	Navin Fluorine International Ltd.	4,395	243,942
	Navneet Education Ltd.	15,738	21,526
	NBCC India Ltd.	135,087	56,442
	NELCO Ltd.	2,476	20,191
	Neogen Chemicals Ltd.	1,058	18,290
	NESCO Ltd.	3,548	26,561
*	Network18 Media & Investments Ltd.	45,674	37,547
	Neuland Laboratories Ltd.	1,629	26,730
	Newgen Software Technologies Ltd.	4,599	21,633
	NIIT Ltd.	28,324	131,523
	Nilkamal Ltd.	2,078	52,123
Ω	Nippon Life India Asset Management Ltd.	19,914	70,328
	NOCIL Ltd.	25,285	88,178
	Novartis India Ltd.	2,011	18,398
	NRB Bearings Ltd.	9,283	16,133
	Nucleus Software Exports Ltd.	4,690	24,560
	Oberoi Realty Ltd.	30,880	356,150
*	Olectra Greentech Ltd.	4,078	32,941

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Omaxe Ltd.	8,455	$11,525
	OnMobile Global Ltd.	15,797	26,296
	Orient Electric Ltd.	29,254	96,253
	Orient Paper & Industries Ltd.	51,064	17,746
	Oriental Aromatics Ltd.	2,804	20,341
	Oriental Carbon & Chemicals Ltd.	1,909	21,496
	Page Industries Ltd.	1,485	921,324
	Paisalo Digital Ltd.	35,194	32,347
	Panama Petrochem Ltd.	5,682	20,146
*	Patel Engineering Ltd.	61,112	17,967
*	PC Jeweller Ltd.	86,955	51,666
	PCBL Ltd.	56,946	87,703
	Persistent Systems Ltd.	17,931	823,292
	Petronet LNG Ltd.	411,715	1,143,013
	Pfizer Ltd.	1,593	84,117
	Phoenix Mills Ltd.	9,693	152,291
	PI Industries Ltd.	12,917	504,155
	Pidilite Industries Ltd.	18,949	587,830
*Ω	PNB Housing Finance Ltd.	15,035	66,710
	PNC Infratech Ltd.	26,853	86,507
	Poly Medicure Ltd.	5,522	51,235
	Polycab India Ltd.	9,548	280,393
	Polyplex Corp. Ltd.	7,732	229,504
	Power Finance Corp. Ltd.	347,103	509,642
	Power Grid Corp. of India Ltd.	302,376	819,617
*	Power Mech Projects Ltd.	944	11,003
	Praj Industries Ltd.	43,779	219,695
Ω	Prataap Snacks Ltd.	989	9,068
	Prestige Estates Projects Ltd.	36,815	192,443
*	Pricol Ltd.	12,224	23,291
*	Prime Focus Ltd.	12,141	10,596
	Prince Pipes & Fittings Ltd.	6,368	48,752
	Privi Speciality Chemicals Ltd.	1,728	27,390
	Procter & Gamble Health Ltd.	1,681	93,923
	Procter & Gamble Hygiene & Health Care Ltd.	3,088	563,453
	PSP Projects Ltd.	1,462	11,430
*	PTC India Financial Services Ltd.	73,647	14,078
	PTC India Ltd.	119,739	125,779
*	Puravankara Ltd.	12,526	15,033
*	PVR Ltd.	8,819	240,227
Ω	Quess Corp. Ltd.	21,752	162,342
Ω	Quick Heal Technologies Ltd.	4,305	11,340
	Radico Khaitan Ltd.	20,259	241,380
	Rain Industries Ltd.	41,989	94,108
	Rajesh Exports Ltd.	19,507	146,440
	Rallis India Ltd.	17,572	47,100
*	Ramco Industries Ltd.	3,297	8,029
	Ramkrishna Forgings Ltd.	7,945	17,991
*	Ramky Infrastructure Ltd.	4,440	8,849
	Rane Holdings Ltd.	1,032	8,809
	Rashtriya Chemicals & Fertilizers Ltd.	52,545	58,276
	Ratnamani Metals & Tubes Ltd.	5,234	111,957
	Raymond Ltd.	14,318	173,650
*Ω	RBL Bank Ltd.	51,085	59,757
	REC Ltd.	273,248	453,026
	Redington India Ltd.	171,931	270,869
	Relaxo Footwears Ltd.	10,138	126,232
	Rhi Magnesita India Ltd.	5,882	38,568
	RITES Ltd.	5,670	18,875

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Route Mobile Ltd.	1,815	$32,578
*	RPSG Ventures Ltd.	2,907	19,356
	Rupa & Co. Ltd.	5,302	25,105
	Safari Industries India Ltd.	481	6,758
	Sandhar Technologies Ltd.	1,775	5,525
*	Sanghvi Movers Ltd.	4,873	15,021
	Sanofi India Ltd.	2,557	204,418
	Saregama India Ltd.	12,143	64,341
	Sasken Technologies Ltd.	786	7,765
	Savita Oil Technologies Ltd.	1,776	27,270
	SBI Cards & Payment Services Ltd.	15,100	178,984
Ω	SBI Life Insurance Co. Ltd.	35,916	588,180
	Schaeffler India Ltd.	8,309	290,899
*	Schneider Electric Infrastructure Ltd.	8,940	12,498
*	SEAMEC Ltd.	1,224	13,189
*	SEPC Ltd.	207,758	20,412
	Seshasayee Paper & Boards Ltd.	4,841	13,085
Ω	SH Kelkar & Co. Ltd.	22,091	38,880
	Shakti Pumps India Ltd.	1,105	6,614
	Shankara Building Products Ltd.	2,509	22,455
	Sharda Cropchem Ltd.	11,211	73,682
	Sharda Motor Industries Ltd.	1,040	9,821
*	Sheela Foam Ltd.	3,082	109,653
	Shilpa Medicare Ltd.	7,105	37,004
*	Shoppers Stop Ltd.	8,764	64,983
*	Shree Renuka Sugars Ltd.	50,053	31,458
	Shriram City Union Finance Ltd.	5,378	131,630
	Shriram Transport Finance Co. Ltd.	47,275	828,858
	Siemens Ltd.	8,519	291,101
*	SIS Ltd.	11,914	67,388
	Siyaram Silk Mills Ltd.	2,428	16,321
	SKF India Ltd.	6,470	344,356
*	Snowman Logistics Ltd.	32,403	12,546
	Sobha Ltd.	8,551	75,767
*	Somany Ceramics Ltd.	3,988	31,746
	Sonata Software Ltd.	26,973	240,944
*	Spandana Sphoorty Financial Ltd.	4,468	24,225
	SRF Ltd.	45,550	1,400,991
*	Star Cement Ltd.	30,883	33,971
*	Sterling & Wilson Renewable	9,627	34,829
	Sterlite Technologies Ltd.	43,355	77,979
	Strides Pharma Science Ltd.	13,748	57,709
	Stylam Industries Ltd.	810	11,470
	Subex Ltd.	108,975	36,533
	Sudarshan Chemical Industries Ltd.	8,791	52,542
	Sun Pharmaceutical Industries Ltd.	110,502	1,318,540
	Sun TV Network Ltd.	36,120	215,918
	Sundaram Finance Ltd.	11,509	299,095
	Sundaram-Clayton Ltd.	1,163	68,555
	Sundram Fasteners Ltd.	28,302	297,817
	Sunteck Realty Ltd.	9,265	60,736
	Suprajit Engineering Ltd.	8,394	36,149
	Supreme Industries Ltd.	19,667	468,542
	Supreme Petrochem Ltd.	10,208	109,557
	Suven Pharmaceuticals Ltd.	32,753	201,041
*	Suzlon Energy Ltd.	963,394	81,665
	Swaraj Engines Ltd.	2,435	49,224
	Symphony Ltd.	2,186	26,005
Ω	Syngene International Ltd.	52,483	377,536

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tamil Nadu Newsprint & Papers Ltd.	11,188	$31,501
	Tamilnadu Petroproducts Ltd.	13,419	16,500
	Tanla Platforms Ltd.	17,413	153,130
	Tasty Bite Eatables Ltd.	41	6,078
	Tata Communications Ltd.	21,171	280,130
	Tata Consultancy Services Ltd.	119,125	4,983,004
	Tata Consumer Products Ltd.	119,893	1,230,180
	Tata Elxsi Ltd.	10,858	1,196,884
#*	Tata Motors Ltd., Sponsored ADR	11,672	332,885
*	Tata Motors Ltd.	478,971	2,730,735
*	Tata Teleservices Maharashtra Ltd.	57,586	78,468
	TCI Express Ltd.	1,949	43,391
*Ω	TCNS Clothing Co. Ltd.	3,918	28,848
	TD Power Systems Ltd.	2,456	17,597
	Tech Mahindra Ltd.	127,337	1,695,433
	Techno Electric & Engineering Co. Ltd.	18,592	69,274
*Ω	Tejas Networks Ltd.	13,442	80,709
	Texmaco Rail & Engineering Ltd.	87,366	48,098
	Thermax Ltd.	5,047	131,200
	Thirumalai Chemicals Ltd.	23,745	68,079
*	Thomas Cook India Ltd.	16,689	14,177
Ω	Thyrocare Technologies Ltd.	4,090	32,921
	Tide Water Oil Co. India Ltd.	1,780	22,786
*	Tilaknagar Industries Ltd.	13,894	13,584
	Time Technoplast Ltd.	45,472	61,740
	Timken India Ltd.	5,283	198,882
	Tinplate Co. of India Ltd.	9,928	36,964
*	Titagarh Wagons Ltd.	21,133	33,885
	Titan Co. Ltd.	60,613	1,807,422
	Torrent Pharmaceuticals Ltd.	34,710	668,922
	Tourism Finance Corp. of India Ltd.	20,829	14,511
	Transport Corp. of India Ltd.	6,986	61,506
	Trent Ltd.	37,511	601,900
	Trident Ltd.	222,937	112,043
	Triveni Engineering & Industries Ltd.	10,696	34,378
	Triveni Turbine Ltd.	15,426	33,427
	TTK Prestige Ltd.	11,130	125,719
*	TV18 Broadcast Ltd.	178,685	84,013
	TVS Motor Co. Ltd.	61,805	707,685
	TVS Srichakra Ltd.	787	19,482
	Uflex Ltd.	10,234	80,247
	United Breweries Ltd.	10,448	215,009
*	United Spirits Ltd.	59,700	588,334
	UPL Ltd.	236,687	2,216,897
	UTI Asset Management Co. Ltd.	939	8,231
*	VA Tech Wabag Ltd.	9,891	30,106
	Vaibhav Global Ltd.	8,415	31,858
	Vakrangee Ltd.	159,662	56,654
*Ω	Valiant Organics Ltd.	1,147	9,700
	Vardhman Textiles Ltd.	32,446	124,828
*Ω	Varroc Engineering Ltd.	2,039	9,066
	Varun Beverages Ltd.	82,458	919,880
	Vesuvius India Ltd.	2,177	31,785
	V-Guard Industries Ltd.	49,063	140,857
	Vimta Labs Ltd.	1,772	8,755
	Vinati Organics Ltd.	5,715	158,143
	Vindhya Telelinks Ltd.	2,422	32,819
	Visaka Industries Ltd.	1,086	6,964
*	V-Mart Retail Ltd.	2,076	73,082

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Vodafone Idea Ltd.	1,279,784	$141,215
	Voltamp Transformers Ltd.	1,435	63,437
	Voltas Ltd.	58,828	745,852
	VST Tillers Tractors Ltd.	993	33,209
	Welspun Corp. Ltd.	41,336	118,124
	Welspun Enterprises Ltd.	17,519	22,434
	West Coast Paper Mills Ltd.	10,620	57,007
*	Westlife Development Ltd.	5,939	44,294
	Whirlpool of India Ltd.	6,335	142,160
	Wipro Ltd.	165,440	883,279
*	Wockhardt Ltd.	12,979	36,340
*	Wonderla Holidays Ltd.	6,246	18,959
*	Yes Bank Ltd.	108,012	20,499
	Zee Entertainment Enterprises Ltd.	262,866	818,473
	Zensar Technologies Ltd.	43,425	136,021
	Zydus Lifesciences Ltd.	72,854	319,383
	Zydus Wellness Ltd.	514	10,512
TOTAL INDIA			143,830,879
INDONESIA — (1.3%)
	Ace Hardware Indonesia Tbk PT	2,766,600	132,480
*	Adhi Karya Persero Tbk PT	501,300	25,022
*	Adi Sarana Armada Tbk PT	440,500	49,679
*	Agung Semesta Sejahtera Tbk PT	344,900	1,163
*	Alam Sutera Realty Tbk PT	2,532,800	28,382
	Arwana Citramulia Tbk PT	826,200	55,944
	Ashmore Asset Management Indonesia Tbk PT	94,600	8,612
	Astra Otoparts Tbk PT	111,600	8,763
*	Bank Amar Indonesia Tbk PT	941,000	18,665
	Bank BTPN Syariah Tbk PT	663,700	125,928
*	Bank Jago Tbk PT	200,500	143,279
	Bank Mandiri Persero Tbk PT	1,331,200	745,150
	Bank Negara Indonesia Persero Tbk PT	791,200	419,902
	Bank Pan Indonesia Tbk PT	745,500	90,004
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	633,930	57,295
	Bank Pembangunan Daerah Jawa Timur Tbk PT	647,800	31,017
	Bank Rakyat Indonesia Persero Tbk PT	3,826,932	1,129,683
	Bank Syariah Indonesia Tbk PT	1,980,600	218,603
	Barito Pacific Tbk PT	4,208,000	255,618
*	Bekasi Fajar Industrial Estate Tbk PT	2,296,800	21,376
	BFI Finance Indonesia Tbk PT	2,241,800	178,848
*	Bintang Oto Global Tbk PT	233,500	20,545
	BISI International Tbk PT	170,900	18,330
	Blue Bird Tbk PT	152,000	17,579
*	Capital Financial Indonesia Tbk PT	1,141,300	61,938
	Ciputra Development Tbk PT	2,351,400	146,717
*	Elang Mahkota Teknologi Tbk PT	1,862,800	236,123
	Erajaya Swasembada Tbk PT	3,413,900	114,841
*	FKS Food Sejahtera Tbk PT	722,500	6,911
	Gajah Tunggal Tbk PT	272,300	12,946
	Garudafood Putra Putri Jaya Tbk PT	2,231,400	80,501
*††	Hanson International Tbk PT	8,134,100	0
	Hexindo Adiperkasa Tbk PT	63,500	26,351
	Impack Pratama Industri Tbk PT	163,600	43,896
*	Indofarma Persero Tbk PT	49,800	3,595
	Indomobil Sukses Internasional Tbk PT	321,000	17,538
	Indosat Tbk PT	174,100	78,454
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,017,323	123,113
*††	Inti Agri Resources Tbk PT	550,900	348

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Intiland Development Tbk PT	880,700	$8,792
	Jaccs Mitra Pinasthika Mustika Tbk PT	395,200	26,235
*	Jasa Marga Persero Tbk PT	770,800	185,150
	Jaya Real Property Tbk PT	709,100	23,130
	Kalbe Farma Tbk PT	6,047,700	660,849
	KMI Wire & Cable Tbk PT	229,100	5,037
*	Kresna Graha Investama Tbk PT	1,622,300	5,469
	Link Net Tbk PT	207,000	64,889
*	Lippo Karawaci Tbk PT	7,539,000	53,392
*	M Cash Integrasi PT	54,100	42,044
*	Map Aktif Adiperkasa PT	74,500	16,294
	Matahari Department Store Tbk PT	129,400	39,646
*	Matahari Putra Prima Tbk PT	1,111,900	16,666
	Mayora Indah Tbk PT	533,600	63,330
	Media Nusantara Citra Tbk PT	2,670,100	190,225
	Medikaloka Hermina Tbk PT	936,100	90,660
*	Merdeka Copper Gold Tbk PT	1,604,932	440,471
*	Metro Healthcare Indonesia Tbk PT	1,200,800	40,485
	Metrodata Electronics Tbk PT	1,070,500	42,957
*	Mitra Adiperkasa Tbk PT	2,599,500	156,138
	Mitra Keluarga Karyasehat Tbk PT	1,081,600	181,651
	MNC Studios International Tbk PT	173,600	67,583
*	MNC Vision Networks Tbk PT	4,154,800	30,272
*	Multipolar Tbk PT	534,000	6,185
*	NFC Indonesia Tbk PT	18,800	11,662
	Nippon Indosari Corpindo Tbk PT	140,600	12,182
	Pabrik Kertas Tjiwi Kimia Tbk PT	369,600	159,117
*	Pacific Strategic Financial Tbk PT	424,900	30,795
	Pakuwon Jati Tbk PT	2,978,600	91,632
	Panin Financial Tbk PT	2,781,700	73,551
*	Paninvest Tbk PT	332,500	18,724
*††	Pool Advista Indonesia Tbk PT	64,100	41
*	PP Persero Tbk PT	893,600	54,948
	Prodia Widyahusada Tbk PT	54,000	23,659
	Puradelta Lestari Tbk PT	4,085,000	44,895
*††	Rimo International Lestari Tbk PT	3,949,000	2,496
	Sarana Menara Nusantara Tbk PT	4,637,000	367,433
	Sariguna Primatirta Tbk PT	464,300	14,527
	Siloam International Hospitals Tbk PT	724,800	49,142
*	Smartfren Telecom Tbk PT	10,367,800	68,525
*††	Sri Rejeki Isman Tbk PT	1,498,800	2,766
	Sumber Alfaria Trijaya Tbk PT	5,763,200	729,600
	Summarecon Agung Tbk PT	2,645,445	108,103
	Surya Citra Media Tbk PT	9,751,000	144,790
	Surya Esa Perkasa Tbk PT	2,077,800	145,044
*	Surya Semesta Internusa Tbk PT	1,772,300	44,968
	Telkom Indonesia Persero Tbk PT	900,000	257,058
#	Telkom Indonesia Persero Tbk PT, ADR	11,298	321,993
	Tempo Scan Pacific Tbk PT	140,500	13,071
	Tower Bersama Infrastructure Tbk PT	3,883,700	805,188
*††	Trada Alam Minera Tbk PT	1,606,700	1,016
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,127,600	110,630
	Unilever Indonesia Tbk PT	916,100	278,951
*††	Waskita Beton Precast Tbk PT	2,650,700	12,733
*	Waskita Karya Persero Tbk PT	2,790,541	97,085
	Wijaya Karya Bangunan Gedung Tbk PT	675,300	8,057
	Wijaya Karya Beton Tbk PT	1,541,400	21,213
*	Wijaya Karya Persero Tbk PT	761,600	48,093
TOTAL INDONESIA			11,386,377

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (1.2%)
	Aeon Co. M Bhd	108,000	$34,738
	AEON Credit Service M Bhd	27,800	89,767
	AFFIN Bank Bhd	51,012	24,448
	Ajinomoto Malaysia Bhd	4,200	11,289
	Alliance Bank Malaysia Bhd	227,400	177,973
	Allianz Malaysia Bhd	10,400	29,919
	AMMB Holdings Bhd	218,900	192,065
*	Ancom Nylex Bhd	137,100	30,544
#	Astro Malaysia Holdings Bhd	227,500	45,776
#*	Berjaya Corp. Bhd	448,760	24,716
	Berjaya Food Bhd	21,500	19,049
*	Berjaya Land Bhd	294,800	13,925
*	Bermaz Auto Bhd	282,500	112,439
	Beshom Holdings Bhd	19,834	6,648
	BIMB Holdings Bhd	134,000	81,038
#*	Boustead Holdings Bhd	165,900	28,959
#	Cahya Mata Sarawak Bhd	104,300	21,950
	Carlsberg Brewery Malaysia Bhd, Class B	31,600	159,993
	CB Industrial Product Holding Bhd	35,400	10,135
	CIMB Group Holdings Bhd	317,386	371,838
*	Coastal Contracts Bhd	57,700	22,097
	D&O Green Technologies Bhd	157,400	145,031
	Dayang Enterprise Holdings Bhd	169,420	38,033
	Dialog Group Bhd	579,300	288,008
#	DRB-Hicom Bhd	241,900	68,506
	Dufu Technology Corp. Bhd	55,900	39,199
#	Duopharma Biotech Bhd	105,339	36,003
	Dutch Lady Milk Industries Bhd	2,500	18,536
#*	Ekovest BHD	334,600	29,375
#	Formosa Prosonic Industries Bhd	55,100	36,753
	Fraser & Neave Holdings Bhd	35,500	173,206
	Frontken Corp. Bhd	202,500	132,161
	Gadang Holdings Bhd	60,900	4,866
	Gamuda Bhd	491,398	414,564
#	Gas Malaysia Bhd	52,900	38,895
	Genting Malaysia Bhd	122,700	80,672
	George Kent Malaysia Bhd	106,500	12,828
#	Globetronics Technology Bhd	139,600	39,043
#*	Greatech Technology Bhd	62,200	54,951
#	Guan Chong Bhd	101,900	55,474
	HAP Seng Consolidated Bhd	40,400	68,626
	Heineken Malaysia Bhd	35,100	179,182
#*	Hengyuan Refining Co. Bhd	31,700	31,690
	HeveaBoard Bhd	59,900	6,066
	Hong Leong Bank Bhd	18,500	87,292
	Hong Leong Financial Group Bhd	26,600	116,562
	Hong Leong Industries Bhd	20,200	41,324
#*	Hong Seng Consolidated Bhd	533,400	73,295
	Hup Seng Industries Bhd	52,600	8,805
	IHH Healthcare Bhd	133,600	192,100
	IOI Properties Group Bhd	176,500	39,484
#*	JAKS Resources Bhd	487,500	30,741
#*	JHM Consolidation Bhd	67,500	19,081
#	Kelington Group Bhd	66,400	18,464
	Kenanga Investment Bank Bhd	103,200	20,782
	Kerjaya Prospek Group Bhd	130,895	34,155
#*	KNM Group Bhd	1,071,400	27,778
#	Kobay Technology BHD	15,300	9,864
	Kossan Rubber Industries	351,000	98,634

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	KPJ Healthcare Bhd	50,600	$9,899
*	Kronologi Asia Bhd	118,000	13,433
*	KSL Holdings Bhd	72,900	13,365
#	LBS Bina Group Bhd	93,730	9,066
	Lii Hen Industries Bhd	70,500	14,195
#	Lingkaran Trans Kota Holdings Bhd	35,300	38,293
#Ω	Lotte Chemical Titan Holding Bhd	127,315	54,654
#	LPI Capital Bhd	53,800	163,798
	Luxchem Corp. Bhd	117,200	15,287
#	Magni-Tech Industries Bhd	50,166	21,436
	Magnum Bhd	170,645	63,709
#	Mah Sing Group Bhd	109,900	14,707
	Malayan Banking Bhd	165,229	329,089
*	Malaysia Airports Holdings Bhd	102,500	144,006
#	Malaysia Building Society Bhd	469,531	61,297
	Malaysia Smelting Corp. Bhd	27,800	13,645
	Malaysian Pacific Industries Bhd	19,300	141,011
	Malaysian Resources Corp. Bhd	595,329	46,237
	Matrix Concepts Holdings Bhd	100,900	51,498
#	MBM Resources BHD	18,900	13,593
	Mega First Corp. Bhd	158,700	123,111
	MNRB Holdings Bhd	49,400	11,094
Ω	MR DIY Group M Bhd	89,250	44,591
*	Muhibbah Engineering M Bhd	139,200	14,252
*	Mulpha International Bhd	18,000	8,783
	My EG Services Bhd	1,594,454	278,317
	N2N Connect Bhd	53,400	5,706
	Nylex Malaysia Bhd	2,285	129
	OSK Holdings Bhd	267,600	54,438
*	PA Resources Bhd	204,500	12,199
	Padini Holdings Bhd	84,100	61,285
	Panasonic Manufacturing Malaysia Bhd	3,800	22,532
	Pantech Group Holdings Bhd	72,000	10,676
#	Paramount Corp. Bhd	90,300	13,602
	Perak Transit Bhd	39,466	7,501
	PESTECH International Bhd	128,625	11,436
#	Petron Malaysia Refining & Marketing Bhd	24,600	28,525
	Petronas Dagangan Bhd	51,900	261,446
#	Pharmaniaga Bhd	107,200	16,387
#	PIE Industrial Bhd	28,700	22,020
	PPB Group Bhd	56,700	207,452
	Press Metal Aluminium Holdings Bhd	172,700	188,999
	Public Bank Bhd	1,038,700	1,083,681
#*	Ranhill Utilities Bhd	82,424	7,319
	RCE Capital Bhd	27,200	10,147
*	Revenue Group Bhd	69,500	16,612
	RHB Bank Bhd	294,271	389,184
	Sam Engineering & Equipment M Bhd	34,400	29,515
#*	Sapura Energy Bhd	2,096,200	18,971
	Scientex Bhd	240,400	185,384
	Sime Darby Bhd	376,300	198,262
	Sime Darby Property Bhd	384,900	40,694
	SP Setia Bhd Group	347,664	59,066
	Sports Toto Bhd	149,379	62,454
	Sunway Bhd	328,700	123,438
#	Sunway Construction Group Bhd	78,400	26,649
#	Supermax Corp. Bhd	277,151	50,788
#	Syarikat Takaful Malaysia Keluarga Bhd	125,790	95,854
	Taliworks Corp. Bhd	120,500	25,455

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	TASCO Bhd	69,700	$15,455
	Telekom Malaysia Bhd	120,300	153,756
	TIME dotCom Bhd	152,000	156,955
#*	Tropicana Corp. Bhd	71,896	15,674
*	Tune Protect Group Bhd	79,400	6,413
#	Uchi Technologies Bhd	66,700	45,606
#	UEM Edgenta Bhd	53,500	15,639
#*	UEM Sunrise Bhd	253,200	17,683
	UMW Holdings Bhd	67,500	44,205
	UOA Development Bhd	115,580	43,390
	UWC BHD	73,700	66,373
*	Velesto Energy Bhd	1,333,600	25,597
	ViTrox Corp. Bhd	81,600	141,418
	VS Industry Bhd	726,500	165,229
#	WCT Holdings Bhd	326,015	31,938
	Wellcall Holdings Bhd	99,500	27,088
	Westports Holdings Bhd	115,100	90,597
	Yinson Holdings Bhd	478,240	225,991
*	YNH Property Bhd	46,800	35,513
TOTAL MALAYSIA			10,704,027
MEXICO — (1.8%)
*	ALEATICA SAB de CV	8,989	7,271
	Alpek SAB de CV	160,494	212,648
*	Alsea SAB de CV	94,600	184,555
#	America Movil SAB de CV	917,134	871,447
	America Movil SAB de CV, Sponsored ADR, Class L	59,205	1,120,751
	Arca Continental SAB de CV	56,826	392,852
#Ω	Banco del Bajio SA	177,394	416,215
	Becle SAB de CV	29,263	66,334
	Bolsa Mexicana de Valores SAB de CV	40,107	75,234
	Cia Minera Autlan SAB de CV, Class B	51,786	37,063
	Coca-Cola Femsa SAB de CV, Sponsored ADR	2,506	150,936
	Coca-Cola Femsa SAB de CV	54,378	328,421
	Consorcio ARA SAB de CV	434,433	70,113
#	Corp. Inmobiliaria Vesta SAB de CV	162,087	317,567
	El Puerto de Liverpool SAB de CV, Class C1	33,698	151,369
	Fomento Economico Mexicano SAB de CV	106,626	661,761
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,140	70,657
#	Genomma Lab Internacional SAB de CV, Class B	379,861	354,603
	Gruma SAB de CV, Class B	51,650	641,929
#	Grupo Aeroportuario del Centro Norte SAB de CV	60,234	366,773
#	Grupo Aeroportuario del Pacifico SAB de CV, Class B	73,583	996,062
	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,105	395,340
	Grupo Aeroportuario del Sureste SAB de CV, Class B	8,704	163,636
#	Grupo Bimbo SAB de CV, Class A	251,551	890,310
	Grupo Comercial Chedraui SA de CV	189,770	576,604
	Grupo Financiero Banorte SAB de CV, Class O	157,965	900,266
#*	Grupo Financiero Inbursa SAB de CV, Class O	342,976	633,779
	Grupo Herdez SAB de CV	42,064	62,604
*	Grupo Hotelero Santa Fe SAB de CV	135,595	25,608
	Grupo Industrial Saltillo SAB de CV	56,810	84,412
	Grupo KUO SAB de CV, Class B	4,600	9,590
#	Grupo Rotoplas SAB de CV	56,926	85,897
	Grupo Televisa SAB, Sponsored ADR	5,685	44,457
#	Grupo Televisa SAB	345,087	541,359
#*Ω	Grupo Traxion SAB de CV	41,850	52,350
*	Industrias CH SAB de CV, Class B	11,751	128,546
	Industrias Penoles SAB de CV	35,094	354,340

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Kimberly-Clark de Mexico SAB de CV, Class A	187,255	$276,489
#	La Comer SAB de CV	141,508	251,286
	Megacable Holdings SAB de CV	130,035	299,931
	Orbia Advance Corp. SAB de CV	339,721	752,251
	Organizacion Soriana SAB de CV, Class B	37,341	41,397
	Promotora y Operadora de Infraestructura SAB de CV	60,763	439,653
	Promotora y Operadora de Infraestructura SAB de CV, Class L	3,652	15,407
#	Qualitas Controladora SAB de CV	23,774	100,132
	Regional SAB de CV	7,562	41,405
#*	Unifin Financiera SAB de CV	105,993	83,139
#	Wal-Mart de Mexico SAB de CV	513,000	1,864,974
TOTAL MEXICO			16,609,723
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	3,417	3,690
	Credicorp Ltd.	4,745	614,003
	Intercorp Financial Services, Inc.	10,764	258,982
TOTAL PERU			876,675
PHILIPPINES — (0.5%)
	8990 Holdings, Inc.	281,700	47,528
	AC Energy Corp.	22,020	3,348
	AllHome Corp.	282,600	24,790
	Alliance Global Group, Inc.	771,700	138,526
*	Atlas Consolidated Mining & Development Corp.	50,200	4,137
	Ayala Corp.	8,940	100,686
	Ayala Land, Inc.	209,900	96,330
*	AyalaLand Logistics Holdings Corp.	407,000	22,924
	Bank of the Philippine Islands	164,940	278,402
	BDO Unibank, Inc.	106,180	230,485
	Cebu Landmasters, Inc.	258,680	11,734
*Ω	CEMEX Holdings Philippines, Inc.	1,275,697	16,460
	China Banking Corp.	115,500	56,678
*	Converge Information & Communications Technology Solutions, Inc.	220,400	76,149
	Cosco Capital, Inc.	555,300	43,309
	D&L Industries, Inc.	827,600	107,100
*	DITO CME Holdings Corp.	340,100	23,509
	DoubleDragon Corp.	211,400	29,573
*	EEI Corp.	14,700	907
	Emperador, Inc.	463,500	158,695
	Filinvest Development Corp.	39,100	5,002
	Ginebra San Miguel, Inc.	16,380	28,837
	Global Ferronickel Holdings, Inc.	557,000	23,042
	GT Capital Holdings, Inc.	23,790	195,830
*	Integrated Micro-Electronics, Inc.	206,100	25,806
	International Container Terminal Services, Inc.	95,940	337,993
	JG Summit Holdings, Inc.	125,753	117,468
	Jollibee Foods Corp.	46,200	168,689
	LT Group, Inc.	489,000	78,114
*	MacroAsia Corp.	27,600	2,154
	Manila Electric Co.	17,590	108,570
	Manila Water Co., Inc.	131,100	36,446
*	Megawide Construction Corp.	126,100	10,062
	Megaworld Corp.	2,412,900	99,030
	Nickel Asia Corp.	1,166,700	115,946
*	Petron Corp.	1,035,100	53,896
*	Philcomsat Holdings Corp.	9,969	58
	Philex Mining Corp.	221,400	13,065

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Philippine National Bank	63,540	$20,639
*	Philippine Seven Corp.	24,690	29,352
	Philippine Stock Exchange, Inc.	130	398
*	Pilipinas Shell Petroleum Corp.	142,200	45,979
	Premium Leisure Corp.	695,000	5,175
	Puregold Price Club, Inc.	272,200	149,159
	Rizal Commercial Banking Corp.	34,700	12,519
	Robinsons Land Corp.	455,800	140,702
	Robinsons Retail Holdings, Inc.	108,970	109,617
	Security Bank Corp.	49,160	80,813
	SM Investments Corp.	10,670	150,247
	Union Bank of the Philippines	87,009	127,477
	Universal Robina Corp.	112,590	226,733
	Vista Land & Lifescapes, Inc.	665,000	23,796
	Vistamalls, Inc.	23,100	1,394
	Wilcon Depot, Inc.	306,900	154,061
TOTAL PHILIPPINES			4,169,339
POLAND — (0.5%)
*	11 bit studios SA	239	24,832
	AB SA	2,365	18,989
*	Agora SA	4,633	5,401
*	Alior Bank SA	17,538	94,958
*Ω	Allegro.eu SA	17,689	96,209
	Alumetal SA	3,689	54,913
	Amica SA	1,140	17,383
	Apator SA	4,975	16,507
	ASBISc Enterprises PLC	11,085	36,219
	Asseco Poland SA	17,837	277,934
#	Asseco South Eastern Europe SA	6,922	64,927
	Auto Partner SA	20,881	54,769
*	Bank Ochrony Srodowiska SA	12,487	20,674
	Bank Polska Kasa Opieki SA	12,721	201,476
*	Benefit Systems SA	299	37,936
*	Bioton SA	11,456	9,988
	Boryszew SA	21,148	22,638
	Budimex SA	3,500	191,182
*	CCC SA	4,566	43,039
	CD Projekt SA	14,038	276,059
	Celon Pharma SA	1,863	7,014
*	CI Games SA	29,151	11,027
	Cognor Holding SA	19,491	18,056
	ComArch SA	1,063	41,557
	Cyfrowy Polsat SA	46,735	201,440
	Develia SA	68,631	35,747
*Ω	Dino Polska SA	5,346	418,002
	Dom Development SA	3,879	70,844
#*	Erbud SA	1,787	13,145
	Fabryki Mebli Forte SA	5,421	34,012
*	Famur SA	57,607	39,682
	Ferro SA	2,661	14,089
	Grupa Kety SA	3,005	357,015
	ING Bank Slaski SA	3,493	130,912
	Inter Cars SA	2,311	204,837
	KGHM Polska Miedz SA	18,619	466,736
	KRUK SA	2,503	143,337
	LiveChat Software SA	3,741	80,159
	LPP SA	80	171,396
*	mBank SA	2,792	133,555

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Mirbud SA	10,035	$7,066
	Mo-BRUK SA	109	6,535
	Neuca SA	631	104,900
#	NEWAG SA	7,382	28,554
	PlayWay SA	305	20,681
*	Polimex-Mostostal SA	23,933	16,073
	Powszechny Zaklad Ubezpieczen SA	38,053	249,278
	Santander Bank Polska SA	1,427	72,460
*	Selvita SA	521	8,290
	Stalexport Autostrady SA	24,162	14,830
	Tim SA	2,365	13,400
	VRG SA	39,196	33,413
	Warsaw Stock Exchange	3,626	27,657
*	Wawel SA	162	16,484
	Wirtualna Polska Holding SA	2,353	50,200
Ω	X-Trade Brokers Dom Maklerski SA	12,195	56,209
TOTAL POLAND			4,884,625
QATAR — (1.0%)
	Aamal Co.	612,200	196,419
	Al Khaleej Takaful Group QSC	9,372	8,446
	Al Meera Consumer Goods Co. QSC	34,564	169,664
	Baladna	246,853	118,198
	Barwa Real Estate Co.	204,883	203,100
	Commercial Bank PSQC	227,942	459,248
*	Dlala Brokerage & Investments Holding Co. QSC	55,002	23,379
	Doha Bank QPSC	209,981	144,640
	Doha Insurance Co. QSC	16,409	9,878
*	Gulf International Services QSC	279,769	153,981
	Gulf Warehousing Co.	61,454	74,077
	Industries Qatar QSC	72,582	341,731
*	Investment Holding Group	64,183	34,430
	Mannai Corp. QSC	95,599	256,192
	Masraf Al Rayan QSC	461,742	558,975
*	Mazaya Real Estate Development QPSC	501,436	115,430
	Medicare Group	25,863	48,846
	Mesaieed Petrochemical Holding Co.	418,124	314,401
	Ooredoo QPSC	131,633	337,684
	Qatar Aluminum Manufacturing Co.	259,960	122,465
*	Qatar First Bank	108,404	34,578
	Qatar Fuel QSC	144,787	710,210
	Qatar Gas Transport Co. Ltd.	202,746	228,327
	Qatar Industrial Manufacturing Co. QSC	50,886	51,851
	Qatar Insurance Co. SAQ	525,496	339,809
	Qatar International Islamic Bank QSC	94,727	308,988
	Qatar Islamic Bank SAQ	108,398	766,875
	Qatar Islamic Insurance Group	20,474	47,230
	Qatar National Bank QPSC	415,877	2,303,520
	Qatar Navigation QSC	84,782	248,454
	United Development Co. QSC	476,108	199,124
	Vodafone Qatar QSC	363,778	166,949
	Zad Holding Co.	4,129	20,578
TOTAL QATAR			9,117,677
RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	30,193	0
*††	Globaltrans Investment PLC, GDR	19,351	0
*††	Lenta International Co. PJSC, GDR	7,070	0

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
*††	Mobile TeleSystems PJSC, ADR	31,844	$0
*††	PhosAgro PJSC	50	0
*††	PhosAgro PJSC,GDR	7,767	0
*††	Polyus PJSC,GDR	4,999	0
*††	QIWI PLC, Sponsored ADR	9,565	0
*††	Sberbank of Russia PJSC,Sponsored ADR	114,063	0
*††	VK Co. Ltd., GDR	6,533	0
*††	VTB Bank PJSC, GDR	102,771	0
*††	X5 Retail Group NV, GDR	10,620	0
SAUDI ARABIA — (3.3%)
	Abdullah Al Othaim Markets Co.	11,992	372,988
	Advanced Petrochemical Co.	43,746	573,702
*	Al Alamiya for Cooperative Insurance Co.	1,530	7,796
	Al Babtain Power & Telecommunication Co.	4,478	28,099
*	Al Etihad Cooperative Insurance Co.	2,887	10,801
	Al Hammadi Co. for Development & Investment	16,622	189,771
*	Al Hassan Ghazi Ibrahim Shaker Co.	2,218	10,871
	Al Moammar Information Systems Co.	3,801	94,755
	Al Rajhi Bank	170,960	4,119,302
*	Al Rajhi Co. for Co-operative Insurance	5,314	108,475
	Al Yamamah Steel Industries Co.	2,058	19,896
*	AlAbdullatif Industrial Investment Co.	3,860	19,925
	Alandalus Property Co.	9,665	41,925
	Alaseel Co.	2,217	20,893
	Aldrees Petroleum & Transport Services Co.	16,118	310,946
	Alinma Bank	97,996	999,782
*	Allianz Saudi Fransi Cooperative Insurance Co.	4,989	18,163
	Alujain Corp.	12,285	206,568
	Arab National Bank	67,625	559,292
	Arabian Centres Co. Ltd.	11,519	61,388
*	Arabian Shield Cooperative Insurance Co.	3,144	14,375
	Arriyadh Development Co.	6,658	41,006
	Astra Industrial Group	14,037	164,684
*	Bank AlBilad	59,612	789,540
	Bank Al-Jazira	99,089	698,185
	Banque Saudi Fransi	80,807	1,107,699
*	Basic Chemical Industries Ltd.	1,702	17,869
	Bawan Co.	7,386	69,375
	Bupa Arabia for Cooperative Insurance Co.	23,307	1,000,836
*	Co. for Cooperative Insurance	16,424	275,387
	Dallah Healthcare Co.	5,028	165,485
*	Dar Al Arkan Real Estate Development Co.	155,868	526,429
	Dr Sulaiman Al Habib Medical Services Group Co.	9,582	525,738
	Electrical Industries Co.	2,748	18,056
*	Emaar Economic City	71,273	193,201
	Etihad Etisalat Co.	77,219	779,689
*	Fawaz Abdulaziz Al Hokair & Co.	3,002	14,527
	Fitaihi Holding Group	618	5,397
*	Gulf General Cooperative Insurance Co.	7,995	18,920
	Gulf Insurance Group	3,559	23,407
	Halwani Brothers Co.	2,941	54,476
*	Herfy Food Services Co.	3,218	38,313
	Jarir Marketing Co.	14,321	623,992
	Leejam Sports Co. JSC	2,021	60,738
	Maharah Human Resources Co.	7,074	121,892
*	Mediterranean & Gulf Insurance & Reinsurance Co.	4,874	14,765
*	Methanol Chemicals Co.	4,285	42,553
*	Middle East Healthcare Co.	4,887	45,555
	Middle East Paper Co.	8,991	151,378

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Mouwasat Medical Services Co.	11,451	$753,980
*	Nama Chemicals Co.	3,503	40,201
*	National Agriculture Development Co.	7,792	63,126
	National Co. for Glass Industries	8,174	78,451
	National Co. for Learning & Education	839	12,929
	National Gas & Industrialization Co.	5,237	61,117
	National Medical Care Co.	3,863	60,478
*	Rabigh Refining & Petrochemical Co.	150,781	749,063
	Riyad Bank	136,808	1,332,160
	SABIC Agri-Nutrients Co.	30,495	1,088,240
*	Saudi Airlines Catering Co.	2,366	50,314
*	Saudi Arabian Cooperative Insurance Co.	1,992	8,544
	Saudi Automotive Services Co.	6,110	58,029
	Saudi Basic Industries Corp.	10,414	277,464
	Saudi British Bank	69,181	778,820
	Saudi Ceramic Co.	10,634	103,352
	Saudi Chemical Co. Holding	10,454	82,790
*	Saudi Co. For Hardware CJSC	4,961	46,675
*	Saudi Ground Services Co.	14,324	107,433
	Saudi Industrial Investment Group	75,966	567,112
	Saudi Industrial Services Co.	7,491	40,976
*	Saudi Kayan Petrochemical Co.	258,010	1,048,722
*	Saudi Marketing Co.	7,310	41,571
	Saudi National Bank	133,552	2,507,003
*	Saudi Paper Manufacturing Co.	875	10,645
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	6,341	47,320
*	Saudi Printing & Packaging Co.	6,278	27,269
*	Saudi Public Transport Co.	7,835	34,350
*	Saudi Real Estate Co.	11,223	40,738
*	Saudi Reinsurance Co.	7,471	32,476
*	Saudi Research & Media Group	14,738	762,295
	Saudi Telecom Co.	66,310	1,782,983
	Saudia Dairy & Foodstuff Co.	5,152	214,266
	Savola Group	69,807	620,977
*	Seera Group Holding	58,482	258,614
*	Sinad Holding Co.	8,236	33,009
*	Takween Advanced Industries Co.	5,436	17,385
	United Electronics Co.	7,864	249,433
	United International Transportation Co.	9,496	122,297
	Yanbu National Petrochemical Co.	39,428	524,243
TOTAL SAUDI ARABIA			30,115,655
SOUTH AFRICA — (2.4%)
	Adcock Ingram Holdings Ltd.	6,946	21,381
	Advtech Ltd.	70,722	70,112
	AECI Ltd.	31,856	174,519
	Afrimat Ltd.	11,673	36,217
	Alexander Forbes Group Holdings Ltd.	175,103	51,042
	Altron Ltd., Class A	70,082	34,671
	Alviva Holdings Ltd.	18,425	25,372
	Anglo American Platinum Ltd.	6,305	483,660
	AngloGold Ashanti Ltd.	31,518	464,548
	AngloGold Ashanti Ltd., Sponsored ADR	30,777	452,730
	Aspen Pharmacare Holdings Ltd.	49,844	436,844
#*	Aveng Ltd.	38,394	42,727
	Barloworld Ltd.	51,383	283,531
	Bid Corp. Ltd.	48,168	888,549
	Bidvest Group Ltd.	79,915	1,028,940
*	Blue Label Telecoms Ltd.	146,716	62,632

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Brait PLC	242,729	$61,370
	Cashbuild Ltd.	5,352	81,247
	Clicks Group Ltd.	61,948	1,046,120
	Coronation Fund Managers Ltd.	45,762	93,662
	DataTec Ltd.	80,486	212,927
Ω	Dis-Chem Pharmacies Ltd.	156,286	311,130
*	Discovery Ltd.	48,875	377,683
*	Distell Group Holdings Ltd.	12,701	129,972
	Famous Brands Ltd.	9,394	35,958
	Foschini Group Ltd.	29,590	216,752
#	Gold Fields Ltd., Sponsored ADR	209,740	1,929,608
	Grindrod Ltd.	46,575	24,787
	Grindrod Shipping Holdings Ltd.	2,134	38,352
	Hudaco Industries Ltd.	9,126	82,081
	Impala Platinum Holdings Ltd.	94,816	1,051,274
	Investec Ltd.	42,409	226,596
	Invicta Holdings Ltd.	5,349	8,778
	Italtile Ltd.	106,697	90,167
	KAP Industrial Holdings Ltd.	370,763	96,472
	Kumba Iron Ore Ltd.	11,613	346,075
	Lewis Group Ltd.	9,835	30,656
	Libstar Holdings Ltd.	50,632	16,378
	Life Healthcare Group Holdings Ltd.	143,094	169,534
*	Massmart Holdings Ltd.	28,257	63,190
	MiX Telematics Ltd., Sponsored ADR	3,696	28,940
	Momentum Metropolitan Holdings	27,585	24,360
	Motus Holdings Ltd.	45,438	306,754
	Mpact Ltd.	55,728	103,633
	Mr Price Group Ltd.	30,464	331,693
	MTN Group Ltd.	22,082	185,329
	MultiChoice Group	105,839	758,528
*	Murray & Roberts Holdings Ltd.	92,435	58,660
*	Nampak Ltd.	160,499	23,799
#	Naspers Ltd., Class N	11,109	1,569,551
	NEPI Rockcastle PLC	53,412	294,633
	Netcare Ltd.	125,683	115,194
	Ninety One Ltd.	38,362	93,680
*	Northam Platinum Holdings Ltd.	25,718	272,892
	Old Mutual Ltd.	686,121	467,994
	Omnia Holdings Ltd.	59,134	227,276
Ω	Pepkor Holdings Ltd.	372,418	453,088
	Pick n Pay Stores Ltd.	54,481	180,832
	PSG Konsult Ltd.	151,180	108,157
	Raubex Group Ltd.	27,796	61,615
	Reunert Ltd.	47,356	116,918
	RFG Holdings Ltd.	21,034	14,655
	Royal Bafokeng Platinum Ltd.	34,653	311,539
	Sanlam Ltd.	275,195	903,785
*	Sappi Ltd.	66,553	220,398
	Sibanye Stillwater Ltd.	232,072	570,094
#	Sibanye Stillwater Ltd., ADR	84,774	842,654
	SPAR Group Ltd.	70,363	569,994
	Spur Corp. Ltd.	6,660	8,733
	Stadio Holdings Ltd.	56,665	11,771
	Standard Bank Group Ltd.	77,766	749,209
	Super Group Ltd.	52,038	87,852
	Truworths International Ltd.	49,675	153,327
*	Tsogo Sun Hotels Ltd.	3,521	773
	Wilson Bayly Holmes-Ovcon Ltd.	15,695	85,340

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	Woolworths Holdings Ltd.	140,823	$449,152
TOTAL SOUTH AFRICA			22,061,046
SOUTH KOREA — (13.9%)
*	3S Korea Co. Ltd.	7,967	18,418
	ABco Electronics Co. Ltd.	2,081	18,274
*	Able C&C Co. Ltd.	1,620	6,639
	ABOV Semiconductor Co. Ltd.	1,884	15,250
*	Actoz Soft Co. Ltd.	1,755	12,764
	Actro Co. Ltd.	1,337	7,279
	ADTechnology Co. Ltd.	1,279	14,395
	Advanced Nano Products Co. Ltd.	823	53,010
	Advanced Process Systems Corp.	5,818	81,397
	Aekyung Chemical Co. Ltd.	9,294	59,986
	Aekyung Industrial Co. Ltd.	2,237	25,670
*	AeroSpace Technology of Korea, Inc.	6,981	30,385
	AfreecaTV Co. Ltd.	2,873	193,452
*	Agabang&Company	12,217	29,256
	Ahnlab, Inc.	606	41,554
	AJ Networks Co. Ltd.	2,003	12,388
*	Ajin Industrial Co. Ltd.	8,452	19,188
	AK Holdings, Inc.	798	10,064
*	Alpha Holdings, Inc.	4,025	7,482
*	Alteogen, Inc.	3,261	164,438
*	ALUKO Co. Ltd.	10,456	25,206
*	Amicogen, Inc.	1,290	23,926
*	Aminologics Co. Ltd.	7,906	15,140
	Amorepacific Corp.	5,601	557,409
	Amorepacific Group	7,089	201,728
*	Amotech Co. Ltd.	1,395	28,893
*	Anam Electronics Co. Ltd.	13,023	26,364
*	Ananti, Inc.	9,179	50,141
*	Anapass, Inc.	1,161	21,191
*	Anterogen Co. Ltd.	418	6,817
*	Apact Co. Ltd.	1,984	8,334
*	Aprogen Healthcare & Games, Inc.	14,804	6,112
*	Aprogen Medicines, Inc.	53,707	63,117
*	Aprogen pharmaceuticals, Inc.	70,727	36,663
	APS Holdings Corp.	1,428	10,678
	APTC Co. Ltd.	4,684	59,989
*	Aroot Co. Ltd.	33,216	14,038
*	Asia Business Daily Co. Ltd.	5,396	9,100
	Asia Paper Manufacturing Co. Ltd.	1,337	37,416
*	A-Tech Solution Co. Ltd.	1,146	11,343
	Atinum Investment Co. Ltd.	5,620	14,969
	AUK Corp.	7,995	14,946
	Aurora World Corp.	2,303	15,051
	Austem Co. Ltd.	6,608	10,234
	Autech Corp.	4,220	25,669
	Avaco Co. Ltd.	2,470	20,896
*	Avatec Co. Ltd.	514	5,946
	Baiksan Co. Ltd.	4,496	35,793
	Bcworld Pharm Co. Ltd.	1,099	9,242
*	Benoholdings, Inc.	2,978	8,119
	BGF Co. Ltd.	7,644	24,842
	BGF retail Co. Ltd.	2,168	302,030
	BH Co. Ltd.	5,352	122,084
*	BHI Co. Ltd.	4,278	25,635
*	Binex Co. Ltd.	3,695	40,963

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Binggrae Co. Ltd.	1,377	$50,798
*	Bioneer Corp.	3,965	98,755
*	BioSmart Co. Ltd.	4,491	15,315
*	BL Pharmtech Corp.	15,530	11,238
	Bluecom Co. Ltd.	3,537	26,804
	BNK Financial Group, Inc.	32,857	171,925
	Boditech Med, Inc.	6,480	63,490
*	Bohae Brewery Co. Ltd.	24,371	14,373
	BoKwang Industry Co. Ltd.	1,810	9,018
	Bolak Co. Ltd.	16,769	22,575
	Bookook Securities Co. Ltd.	462	7,940
	Boryung	6,319	54,640
*	Bosung Power Technology Co. Ltd.	7,684	32,647
	Bukwang Pharmaceutical Co. Ltd.	4,615	33,431
*	Bumyang Construction Co. Ltd.	4,584	15,810
	BYC Co. Ltd.	80	26,173
*	BYON Co. Ltd.	7,789	6,849
	Byucksan Corp.	8,835	18,811
*	Cafe24 Corp.	1,154	11,591
*	CammSys Corp.	17,801	29,719
	Camus Engineering & Construction, Inc.	8,563	15,219
	Cape Industries Ltd.	6,153	21,809
	Caregen Co. Ltd.	272	29,756
*	Carelabs Co. Ltd.	2,826	14,682
	Cell Biotech Co. Ltd.	1,375	14,642
	Celltrion Healthcare Co. Ltd.	8,489	474,047
*	Celltrion Pharm, Inc.	2,059	134,457
	Celltrion, Inc.	13,289	1,945,582
*	Cellumed Co. Ltd.	3,482	14,765
*	Central Motek Co. Ltd.	915	14,455
*	Chabiotech Co. Ltd.	4,235	53,296
	Changhae Ethanol Co. Ltd.	2,011	19,617
*	Charm Engineering Co. Ltd.	14,383	9,300
	Cheil Worldwide, Inc.	32,541	571,416
	Chemtronics Co. Ltd.	3,577	59,468
*	Chemtros Co. Ltd.	2,178	13,374
*	ChinHung International, Inc.	10,878	14,509
	Chinyang Holdings Corp.	7,730	21,382
*	Choa Pharmaceutical Co.	4,509	10,488
*	Choil Aluminum Co. Ltd.	11,512	19,439
	Chong Kun Dang Pharmaceutical Corp.	2,318	160,884
	Chongkundang Holdings Corp.	793	36,541
*	Chorokbaem Healthcare Co. Ltd.	21,177	14,970
*	Chorokbaem Media Co. Ltd.	2,666	33,469
	Chosun Refractories Co. Ltd.	299	17,861
	Chunbo Co. Ltd.	576	105,102
	CJ Bioscience, Inc.	210	5,522
	CJ CheilJedang Corp.	3,880	1,169,486
#	CJ Corp.	4,599	282,602
	CJ ENM Co. Ltd.	4,040	316,896
	CJ Freshway Corp.	1,495	42,559
*	CJ Logistics Corp.	2,529	226,971
	CKD Bio Corp.	912	21,174
	Classys, Inc.	2,158	26,694
	Clean & Science Co. Ltd.	1,098	9,201
	CLIO Cosmetics Co. Ltd.	714	7,858
*	Cloud Air Co. Ltd.	12,988	11,490
*	CMG Pharmaceutical Co. Ltd.	8,816	18,555
*	CoAsia Corp.	1,572	8,536

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	CODI-M Co. Ltd.	85,920	$11,574
*	Com2uS Holdings Corp.	880	36,960
	Com2uSCorp	3,673	218,077
*	Comtec Systems Co. Ltd.	24,345	15,216
*	ContentreeJoongAng Corp.	544	14,793
*	Coreana Cosmetics Co. Ltd.	5,220	12,145
	Cosmax BTI, Inc.	1,055	7,684
*	COSMAX NBT, Inc.	2,057	7,988
	Cosmax, Inc.	4,493	239,678
*	Cosmecca Korea Co. Ltd.	1,142	8,688
*	CosmoAM&T Co. Ltd.	2,566	106,337
*	Cosmochemical Co. Ltd.	1,998	26,109
#	Coway Co. Ltd.	24,935	1,230,077
	Coweaver Co. Ltd.	1,455	8,162
	Cowintech Co. Ltd.	500	10,161
	Creas F&C Co. Ltd.	547	15,008
*	Creative & Innovative System	3,518	39,767
	Creverse, Inc.	1,427	27,030
	Crown Confectionery Co. Ltd.	1,016	6,816
	CROWNHAITAI Holdings Co. Ltd.	1,391	7,724
*	CrystalGenomics, Inc.	5,676	18,367
	CS Wind Corp.	4,051	173,919
*	CTC BIO, Inc.	2,098	13,293
*	Cube Entertainment, Inc.	1,159	13,016
	Cuckoo Holdings Co. Ltd.	3,109	41,366
	Cuckoo Homesys Co. Ltd.	1,747	42,437
*	Curexo, Inc.	2,147	13,476
*	CUROCOM Co. Ltd.	15,906	13,959
	Cymechs, Inc.	1,162	13,257
	D.I Corp.	2,915	14,591
*	DA Technology Co. Ltd.	2,975	9,212
	Dae Han Flour Mills Co. Ltd.	341	37,486
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	6,790
	Dae Hyun Co. Ltd.	9,204	15,495
*	Dae Won Chemical Co. Ltd.	4,549	10,842
	Dae Won Kang Up Co. Ltd.	9,092	22,195
*	Dae Young Packaging Co. Ltd.	9,311	12,577
*	Dae Yu Co. Ltd.	6,027	21,224
*	Daea TI Co. Ltd.	5,700	15,906
	Daebongls Co. Ltd.	2,018	13,396
	Daechang Co. Ltd.	9,952	11,519
	Daedong Corp.	5,235	52,149
	Daeduck Electronics Co. Ltd.	4,741	104,338
	Daegu Department Store	870	7,230
	Daehan New Pharm Co. Ltd.	2,297	18,919
	Daehan Steel Co. Ltd.	1,697	20,636
*	DAEHO AL Co. Ltd.	4,995	8,869
*	Dae-Il Corp.	5,949	20,953
	Daejoo Electronic Materials Co. Ltd.	861	49,730
	Daejung Chemicals & Metals Co. Ltd.	974	13,818
	Daekyo Co. Ltd.	2,127	5,056
	Daelim B&Co Co. Ltd.	3,143	12,393
*	Daemyung Sonoseason Co. Ltd.	25,454	17,657
	Daesang Corp.	5,918	99,399
	Daesang Holdings Co. Ltd.	2,845	18,157
*	Daesung Eltec Co. Ltd.	18,359	12,821
	Daesung Energy Co. Ltd.	2,804	24,537
	Daesung Holdings Co. Ltd.	508	32,069
*	Daewon Media Co. Ltd.	665	7,335

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daewon Pharmaceutical Co. Ltd.	4,099	$56,129
	Daewon San Up Co. Ltd.	2,161	8,883
*	Daewoo Engineering & Construction Co. Ltd.	94,865	384,317
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,886	44,299
	Daewoong Co. Ltd.	2,917	63,490
	Daewoong Pharmaceutical Co. Ltd.	584	82,637
	Daihan Pharmaceutical Co. Ltd.	1,066	22,515
	Daishin Information & Communication	9,726	9,208
	Daishin Securities Co. Ltd.	8,360	99,670
*	Danal Co. Ltd.	11,350	65,385
*	Danawa Co. Ltd.	3,296	46,794
	Daou Data Corp.	4,343	38,572
	Daou Technology, Inc.	6,145	89,172
*	Dasan Networks, Inc.	5,008	22,410
	Dawonsys Co. Ltd.	3,979	72,178
*	Dayou Automotive Seat Technology Co. Ltd.	29,843	19,805
*	Dayou Plus Co. Ltd.	14,841	10,863
	DB Financial Investment Co. Ltd.	6,205	24,793
	DB Insurance Co. Ltd.	18,690	869,836
*	DB, Inc.	36,593	23,424
	DCM Corp.	1,124	17,647
	Dentium Co. Ltd.	2,450	161,678
	Deutsch Motors, Inc.	5,379	36,274
	Device ENG Co. Ltd.	1,540	22,329
	DGB Financial Group, Inc.	25,043	149,128
	Digital Daesung Co. Ltd.	4,602	25,336
*	Digital Imaging Technology Co. Ltd., Class C	1,887	10,493
*	DIO Corp.	2,824	59,602
	Display Tech Co. Ltd.	3,359	16,166
	DL Construction Co. Ltd.	2,489	40,716
	DL E&C Co. Ltd.	9,216	288,475
	DL Holdings Co. Ltd.	4,950	248,065
	DMS Co. Ltd.	7,907	32,732
	DN Automotive Corp.	885	39,104
	DNF Co. Ltd.	1,966	23,637
	Dohwa Engineering Co. Ltd.	4,413	30,318
	Dong A Eltek Co. Ltd.	1,716	9,651
	Dong-A Hwasung Co. Ltd.	2,071	14,404
	Dong-A Socio Holdings Co. Ltd.	536	41,270
	Dong-A ST Co. Ltd.	1,550	73,597
	Dong-Ah Geological Engineering Co. Ltd.	2,634	34,696
*	Dongbang Transport Logistics Co. Ltd.	14,438	32,040
	Dongbu Corp.	4,141	34,497
	Dongil Industries Co. Ltd.	241	33,425
	Dongjin Semichem Co. Ltd.	14,687	403,554
	Dongkoo Bio & Pharma Co. Ltd.	2,893	15,096
	DongKook Pharmaceutical Co. Ltd.	4,060	60,241
	Dongkuk Steel Mill Co. Ltd.	24,092	247,091
	Dongkuk Structures & Construction Co. Ltd.	6,207	33,353
	Dongsin Engineering & Construction	900	14,209
	Dongsuh Cos., Inc.	3,683	71,819
	Dongsung Chemical Co. Ltd.	11,196	37,879
	Dongsung Finetec Co. Ltd.	7,835	69,616
*	Dongsung Pharmaceutical Co. Ltd.	1,400	8,438
*	Dongwha Enterprise Co. Ltd.	702	35,759
	Dongwha Pharm Co. Ltd.	3,999	32,568
	Dongwon Development Co. Ltd.	13,299	42,464
	Dongwon F&B Co. Ltd.	335	39,239
	Dongwon Industries Co. Ltd.	374	64,662

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwon Systems Corp.	1,256	$52,712
	Dongyang E&P, Inc.	1,464	16,568
	Doosan Bobcat, Inc.	14,251	342,304
	Doosan Co. Ltd.	2,716	146,794
*	Doosan Enerbility	37,309	541,275
*	Doosan Fuel Cell Co. Ltd.	4,019	102,332
	Doosan Tesna, Inc.	3,273	78,312
	DoubleUGames Co. Ltd.	3,824	124,754
	Douzone Bizon Co. Ltd.	3,895	96,701
*	Dream Security Co. Ltd.	4,393	11,203
	Dreamtech Co. Ltd.	7,171	51,582
*	Dreamus Co.	4,115	10,797
	Drgem Corp.	1,242	9,027
*	DSK Co. Ltd.	2,111	9,163
*	Duck Yang Industry Co. Ltd.	3,457	7,212
*	Duk San Neolux Co. Ltd.	1,914	47,552
*	Duksan Hi-Metal Co. Ltd.	1,894	11,587
*	Duksan Techopia Co. Ltd.	961	11,926
	Duksung Co. Ltd.	1,342	6,638
	DY Corp.	4,932	27,697
	DY POWER Corp.	3,390	31,994
	DYPNF Co. Ltd.	838	23,987
*	E Investment&Development Co. Ltd.	19,186	20,948
*	E& Corp. Co. Ltd.	5,126	13,401
*	E&D Co. Ltd.	566	12,070
*	E&M Co. Ltd.	26,100	10,777
	E1 Corp.	1,179	40,601
	Eagon Industrial Ltd.	1,685	11,763
	Easy Bio, Inc.	3,302	11,670
	eBEST Investment & Securities Co. Ltd.	3,331	17,183
	Echo Marketing, Inc.	5,576	78,446
*	EcoBio Holdings Co. Ltd.	2,544	13,319
	Ecoplastic Corp.	9,576	22,756
#	Ecopro BM Co. Ltd.	8,108	749,768
	Ecopro Co. Ltd.	10,379	716,965
	Ecopro HN Co. Ltd.	1,453	50,688
	e-Credible Co. Ltd.	854	11,288
*	Ehwa Technologies Information Co. Ltd.	39,858	29,133
	Elentec Co. Ltd.	3,458	57,329
	e-LITECOM Co. Ltd.	1,118	4,926
	E-MART, Inc.	4,942	430,695
*	EMKOREA Co. Ltd.	4,828	12,097
	EM-Tech Co. Ltd.	1,888	42,070
*	Enex Co. Ltd.	13,268	14,379
	ENF Technology Co. Ltd.	2,654	62,672
*	Enplus Co. Ltd.	9,169	22,127
*	Enzychem Lifesciences Corp.	910	15,546
	Eo Technics Co. Ltd.	1,073	66,731
	Estechpharma Co. Ltd.	1,744	11,299
*	E-TRON Co. Ltd.	141,985	21,144
*	Eubiologics Co. Ltd.	2,493	30,266
	Eugene Corp.	15,858	48,923
	Eugene Investment & Securities Co. Ltd.	13,616	30,486
	Eugene Technology Co. Ltd.	3,358	80,475
	Eusu Holdings Co. Ltd.	1,499	6,924
*	Ewon Comfortech Co. Ltd.	2,746	17,798
*	E-World	8,526	13,324
*	Exem Co. Ltd.	4,667	14,711
	Exicon Co. Ltd.	1,987	15,640

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	F&F Co. Ltd.	4,745	$547,703
	Fila Holdings Corp.	16,968	397,908
	Fine Semitech Corp.	2,256	27,226
	Fine Technix Co. Ltd.	3,549	33,225
*	Finetek Co. Ltd.	15,480	14,298
*	Flask Co. Ltd.	12,050	16,923
	Foosung Co. Ltd.	4,699	67,246
*	FSN Co. Ltd.	2,376	8,521
	Fursys, Inc.	987	24,071
	Gabia, Inc.	3,274	29,792
	Galaxia Moneytree Co. Ltd.	1,980	11,324
	Gaon Cable Co. Ltd.	748	13,698
*	GemVax & Kael Co. Ltd.	3,004	32,017
	Gemvaxlink Co. Ltd.	20,885	21,054
*	Genematrix, Inc.	3,743	21,890
*	Genexine, Inc.	2,647	65,537
*	Genie Music Corp.	4,854	16,928
*	GenNBio, Inc.	3,041	5,734
*	GenoFocus, Inc.	2,716	12,658
	GENOLUTION, Inc.	1,619	16,076
	Geumhwa PSC Co. Ltd.	1,330	30,349
	Global Standard Technology Co. Ltd.	1,924	33,953
	GMB Korea Corp.	1,496	6,530
	GnCenergy Co. Ltd.	4,292	14,723
*	GNCO Co. Ltd.	29,250	12,773
	Golfzon Co. Ltd.	1,350	153,246
	Golfzon Newdin Holdings Co. Ltd.	4,684	25,273
	Gradiant Corp.	3,166	45,844
	Green Chemical Co. Ltd.	4,719	31,205
	Green Cross Corp.	966	128,800
	Green Cross Holdings Corp.	6,422	102,038
	GS Engineering & Construction Corp.	21,057	484,086
#	GS Holdings Corp.	14,393	461,360
	GS Retail Co. Ltd.	12,553	237,656
	Gwangju Shinsegae Co. Ltd.	735	18,600
	Haatz, Inc.	2,639	13,570
	Hae In Corp.	3,033	18,288
	HAESUNG DS Co. Ltd.	2,906	129,355
	Haitai Confectionery & Foods Co. Ltd.	2,093	11,377
	Halla Corp.	5,627	17,991
	Halla Holdings Corp.	1,851	55,446
*	Han Chang Corp.	13,995	11,868
	Han Kuk Carbon Co. Ltd.	6,365	68,534
	Hana Financial Group, Inc.	44,366	1,271,374
	Hana Materials, Inc.	1,780	55,750
*	Hana Micron, Inc.	10,893	114,258
	Hana Pharm Co. Ltd.	1,053	14,734
*	Hanall Biopharma Co. Ltd.	2,608	32,934
	HanChang Paper Co. Ltd.	8,720	11,654
*	Hancom MDS, Inc.	2,126	27,023
*	Hancom WITH, Inc.	2,752	11,470
*	Hancom, Inc.	2,264	30,260
	Handok, Inc.	2,093	29,306
	Handsome Co. Ltd.	3,509	84,133
	Hanjin Transportation Co. Ltd.	2,334	48,274
	Hankook Shell Oil Co. Ltd.	254	48,514
	Hanmi Pharm Co. Ltd.	831	198,050
	Hanmi Science Co. Ltd.	1,201	37,896
	Hanmi Semiconductor Co. Ltd.	10,478	109,478

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HanmiGlobal Co. Ltd.	2,145	$19,545
	Hanon Systems	31,745	260,568
	Hansae Co. Ltd.	6,405	82,813
	Hansae Yes24 Holdings Co. Ltd.	3,465	15,870
	Hanshin Construction Co. Ltd.	4,001	37,420
	Hanshin Machinery Co.	4,076	28,594
	Hansol Chemical Co. Ltd.	3,120	528,289
	Hansol Holdings Co. Ltd.	10,383	28,027
	Hansol HomeDeco Co. Ltd.	19,281	21,091
	Hansol Logistics Co. Ltd.	7,255	19,024
	Hansol Paper Co. Ltd.	4,665	51,295
*	Hansol Technics Co. Ltd.	9,847	45,478
	Hanssem Co. Ltd.	942	41,722
	Hanwha Aerospace Co. Ltd.	13,294	662,201
*	Hanwha General Insurance Co. Ltd.	19,605	75,810
	Hanwha Investment & Securities Co. Ltd.	36,473	93,978
*	Hanwha Life Insurance Co. Ltd.	89,290	158,684
*	Hanwha Solutions Corp.	29,030	980,788
	Hanyang Eng Co. Ltd.	4,035	48,490
	Hanyang Securities Co. Ltd.	2,979	25,488
	HB Technology Co. Ltd.	20,026	30,166
	HD Hyundai Co. Ltd.	19,198	841,822
	HDC Holdings Co. Ltd.	11,304	60,750
	HDC Hyundai Development Co. Engineering & Construction, Class E	18,020	171,778
	HDC Hyundai Engineering Plastics Co. Ltd.	2,052	6,446
	Hecto Financial Co. Ltd.	710	11,524
	Hecto Innovation Co. Ltd.	2,056	24,670
*	Helixmith Co. Ltd.	4,054	56,943
*	HFR, Inc.	2,106	51,920
	High Tech Pharm Co. Ltd.	903	6,850
	HIMS Co. Ltd.	1,879	11,689
	Hite Jinro Co. Ltd.	9,751	227,318
	Hitejinro Holdings Co. Ltd.	2,275	20,430
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	9,275	29,258
*	HJ Shipbuilding & Construction Co. Ltd.	5,345	28,390
*	HLB Life Science Co. Ltd.	6,875	67,721
*	HLB, Inc.	7,583	245,871
*	Home Center Holdings Co. Ltd.	29,955	33,212
*	Homecast Co. Ltd.	6,694	20,040
	Hotel Shilla Co. Ltd.	12,322	682,501
*	HSD Engine Co. Ltd.	3,209	21,988
*	Hugel, Inc.	851	88,123
*	Humax Co. Ltd.	9,576	27,640
	Humedix Co. Ltd.	1,698	31,354
*	Huneed Technologies	2,154	13,237
	Huons Co. Ltd.	1,603	46,513
	Huons Global Co. Ltd.	1,464	26,265
	Huvis Corp.	4,251	21,170
	Huvitz Co. Ltd.	2,931	24,768
	Hwa Shin Co. Ltd.	5,583	41,267
*	Hwail Pharm Co. Ltd.	11,956	24,857
	Hwangkum Steel & Technology Co. Ltd.	2,449	14,219
	Hwaseung Corp. Co. Ltd.	10,930	12,253
	Hwaseung Enterprise Co. Ltd.	2,019	18,763
	HwaSung Industrial Co. Ltd.	2,547	34,148
*	HYBE Co. Ltd.	723	98,178
	Hy-Lok Corp.	2,158	30,629
	Hyosung Advanced Materials Corp.	390	118,500
*	Hyosung Chemical Corp.	791	112,866

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung Corp.	2,209	$130,630
*	Hyosung Heavy Industries Corp.	1,606	74,396
	Hyosung TNC Corp.	1,356	360,983
	HyosungITX Co. Ltd.	577	6,714
	Hyundai Autoever Corp.	620	60,149
	Hyundai Bioland Co. Ltd.	797	7,688
	Hyundai BNG Steel Co. Ltd.	1,259	13,138
	Hyundai Construction Equipment Co. Ltd.	4,937	144,455
	Hyundai Corp.	2,484	30,468
	Hyundai Corp. Holdings, Inc.	1,866	15,971
	Hyundai Department Store Co. Ltd.	1,955	100,418
*	Hyundai Doosan Infracore Co. Ltd.	61,624	265,006
*	Hyundai Electric & Energy System Co. Ltd.	5,630	119,428
	Hyundai Elevator Co. Ltd.	6,752	146,500
*	Hyundai Energy Solutions Co. Ltd.	998	38,874
	Hyundai Engineering & Construction Co. Ltd.	19,589	636,964
*	HYUNDAI EVERDIGM Corp.	2,354	15,329
	Hyundai Ezwel Co. Ltd.	4,878	28,203
	Hyundai Futurenet Co. Ltd.	13,368	28,696
	Hyundai Greenfood Co. Ltd.	11,807	70,363
	Hyundai Home Shopping Network Corp.	1,928	77,680
	Hyundai Livart Furniture Co. Ltd.	3,789	34,109
	Hyundai Marine & Fire Insurance Co. Ltd.	23,114	583,880
*	Hyundai Mipo Dockyard Co. Ltd.	3,175	220,331
	Hyundai Mobis Co. Ltd.	7,754	1,364,759
	Hyundai Motor Co.	12,772	1,931,294
	Hyundai Motor Securities Co. Ltd.	5,127	42,127
	Hyundai Pharmaceutical Co. Ltd.	3,292	13,893
*	Hyundai Rotem Co. Ltd.	15,225	311,935
	Hyundai Steel Co.	8,041	211,511
#	Hyundai Wia Corp.	4,375	230,254
	HyVision System, Inc.	2,805	36,763
	i3system, Inc.	1,346	20,458
*	iA, Inc.	22,351	14,101
	ICD Co. Ltd.	4,838	35,459
*	Icure Pharm, Inc.	1,243	14,233
	IDIS Holdings Co. Ltd.	952	9,862
	Il Sung Construction Co. Ltd.	4,173	11,180
	Iljin Electric Co. Ltd.	5,905	30,658
	Iljin Holdings Co. Ltd.	6,856	34,999
	Iljin Power Co. Ltd.	2,335	32,198
	Ilshin Spinning Co. Ltd.	381	30,263
††	ilShinbiobase Co. Ltd.	4,015	7,951
	Ilsung Pharmaceuticals Co. Ltd.	190	11,386
	Ilyang Pharmaceutical Co. Ltd.	1,351	24,783
	iMarketKorea, Inc.	5,701	45,534
	InBody Co. Ltd.	2,578	49,487
*	INCON Co. Ltd.	6,813	7,801
	Incross Co. Ltd.	771	9,308
	Industrial Bank of Korea	34,570	250,194
	INFAC Corp.	1,171	8,149
*	Infinitt Healthcare Co. Ltd.	2,990	13,548
*	Inhwa Precision Co. Ltd.	1,640	17,564
	INITECH Co. Ltd.	3,162	10,272
*	INNO Instrument, Inc.	5,170	6,825
	Innocean Worldwide, Inc.	3,076	108,009
	InnoWireless, Inc.	369	8,537
	Innox Advanced Materials Co. Ltd.	3,176	91,113
*	Innox Corp.	828	14,786

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Inscobee, Inc.	5,576	$8,755
*	Insun ENT Co. Ltd.	3,901	26,871
*	Insung Information Co. Ltd.	8,315	14,899
	Intekplus Co. Ltd.	2,308	35,579
	Intellian Technologies, Inc.	653	34,524
	Intelligent Digital Integrated Security Co. Ltd.	826	15,798
*	Interflex Co. Ltd.	2,044	20,933
	Interojo Co. Ltd.	1,228	26,283
	INTOPS Co. Ltd.	2,857	75,305
*	iNtRON Biotechnology, Inc.	3,888	33,303
	Inzi Controls Co. Ltd.	2,405	15,437
	INZI Display Co. Ltd.	4,504	6,862
*	Iones Co. Ltd.	3,098	18,669
	IS Dongseo Co. Ltd.	3,355	104,246
	ISC Co. Ltd.	1,555	41,607
	i-SENS, Inc.	1,673	44,647
*	ISU Abxis Co. Ltd.	2,469	15,551
	ISU Chemical Co. Ltd.	7,735	88,804
*	IsuPetasys Co. Ltd.	10,649	60,097
*	ITCEN Co. Ltd.	3,543	11,793
	ITM Semiconductor Co. Ltd.	554	14,719
	It's Hanbul Co. Ltd.	1,009	12,684
*	Jaeyoung Solutec Co. Ltd.	16,568	9,830
*	Jahwa Electronics Co. Ltd.	1,279	25,680
	JASTECH Ltd.	1,874	8,661
*	Jayjun Cosmetic Co. Ltd.	17,319	12,860
	JB Financial Group Co. Ltd.	26,941	154,876
	JC Chemical Co. Ltd.	4,150	27,333
	JC Hyun System, Inc.	3,328	13,322
	Jeil Pharmaceutical Co. Ltd.	637	11,416
*	Jeju Beer Co. Ltd.	9,607	17,545
*	Jeju Semiconductor Corp.	3,960	15,308
	Jinsung T.E.C.	3,429	28,835
	JLS Co. Ltd.	1,866	10,823
*	JNK Heaters Co. Ltd.	1,897	8,338
*	JNTC Co. Ltd.	2,483	10,251
*	JoyCity Corp.	2,763	10,732
	JS Corp.	1,238	16,364
	Jusung Engineering Co. Ltd.	7,441	97,659
	JVM Co. Ltd.	1,438	22,608
	JW Holdings Corp.	12,214	32,742
	JW Life Science Corp.	1,759	18,711
	JW Pharmaceutical Corp.	2,150	39,607
*	JW Shinyak Corp.	3,407	10,546
	JYP Entertainment Corp.	4,546	194,973
	Kakao Corp.	10,752	620,888
*	Kakao Games Corp.	4,414	173,029
	Kangnam Jevisco Co. Ltd.	731	13,013
*	Kangwon Land, Inc.	6,880	137,523
	KAON Media Co. Ltd.	4,709	30,111
	KB Financial Group, Inc.	55,993	2,082,488
*	KB Financial Group, Inc., ADR	434	16,093
*	KBI Metal Co. Ltd.	8,579	12,354
	KC Co. Ltd.	2,179	32,751
	KC Tech Co. Ltd.	3,067	42,199
	KCC Corp.	1,119	251,678
	KCC Engineering & Construction Co. Ltd.	1,061	5,688
	KCC Glass Corp.	1,315	48,570
	KCI Ltd.	1,125	7,831

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KCTC	5,926	$21,781
*	KEC Corp.	10,697	22,575
*	KEC Holdings Co. Ltd.	12,044	13,559
	KEPCO Engineering & Construction Co., Inc.	1,501	76,032
	KEPCO Plant Service & Engineering Co. Ltd.	6,568	193,944
	Keyang Electric Machinery Co. Ltd.	5,137	12,446
*	KEYEAST Co. Ltd.	2,966	18,850
	KG Chemical Corp.	3,274	71,088
	KG Dongbu Steel	8,845	83,965
	KG Eco Technology Service Co. Ltd.	1,985	23,433
#	Kginicis Co. Ltd.	7,816	83,234
	KGMobilians Co. Ltd.	5,530	29,872
*	KH FEELUX Co. Ltd.	13,223	14,816
	KH Vatec Co. Ltd.	2,404	39,596
	Kia Corp.	28,969	1,813,673
	KINX, Inc.	659	26,429
	KISCO Corp.	1,610	8,473
	KISCO Holdings Co. Ltd.	1,214	13,225
	KISWIRE Ltd.	2,924	47,419
	KIWOOM Securities Co. Ltd.	5,362	349,158
	KM Corp.	1,953	11,580
*	KMH Hitech Co. Ltd.	13,170	15,060
*	KMW Co. Ltd.	3,414	83,691
	Knotus Co. Ltd.	2,115	11,554
*	KoBioLabs, Inc.	981	9,975
	Kocom Co. Ltd.	2,745	10,845
	Koh Young Technology, Inc.	7,378	80,324
#	Kolmar BNH Co. Ltd.	6,206	130,060
	Kolmar Korea Co. Ltd.	4,947	148,281
	Kolmar Korea Holdings Co. Ltd.	3,177	43,797
	Kolon Corp.	1,302	25,173
	Kolon Global Corp.	1,683	25,491
	Kolon Industries, Inc.	7,489	316,165
	Kolon Plastic, Inc.	1,824	16,871
	Komelon Corp.	1,270	9,240
	KoMiCo Ltd.	1,679	66,649
*	KONA I Co. Ltd.	2,442	32,401
	Kook Soon Dang Brewery Co. Ltd.	1,712	12,208
	Kopla Co. Ltd.	4,133	21,492
	Korea Alcohol Industrial Co. Ltd.	5,044	41,637
	Korea Asset In Trust Co. Ltd.	20,730	55,308
	Korea Business News Co. Ltd.	1,839	8,629
	Korea Cast Iron Pipe Industries Co. Ltd.	2,924	18,201
*	Korea Circuit Co. Ltd.	2,289	36,240
	Korea Electric Terminal Co. Ltd.	1,432	62,177
	Korea Electronic Certification Authority, Inc.	3,177	14,909
	Korea Electronic Power Industrial Development Co. Ltd.	4,695	38,641
	Korea Export Packaging Industrial Co. Ltd.	802	14,209
	Korea Flange Co. Ltd.	5,239	10,474
	Korea Fuel-Tech Corp.	5,879	12,919
	Korea Gas Corp.	7,365	211,133
	Korea Investment Holdings Co. Ltd.	12,936	629,448
	Korea Petrochemical Ind Co. Ltd.	694	68,047
	Korea Petroleum Industries Co.	1,794	15,456
	Korea Pharma Co. Ltd.	530	13,776
	Korea Ratings Corp.	163	9,053
	Korea Real Estate Investment & Trust Co. Ltd.	35,312	45,624
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,911	516,965
	Korea United Pharm, Inc.	1,508	29,840

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Zinc Co. Ltd.	774	$284,549
	Korean Reinsurance Co.	25,144	170,684
*	Kortek Corp.	3,138	22,405
*	KOSES Co. Ltd.	2,319	18,227
*	KPM Tech Co. Ltd.	16,691	6,588
*	KPS Corp.	1,998	9,251
	KPX Chemical Co. Ltd.	815	30,952
*	KT Alpha Co. Ltd.	5,035	24,206
	KT Skylife Co. Ltd.	6,097	42,226
	KT Submarine Co. Ltd.	6,588	33,095
	KTB Investment & Securities Co. Ltd.	12,487	43,738
	KTCS Corp.	13,494	22,774
*	Kuk Young G&M	7,186	8,871
	Kukbo Design Co. Ltd.	981	12,948
	Kukdo Chemical Co. Ltd.	567	22,200
*	Kukdong Corp.	14,342	19,308
	Kukdong Oil & Chemicals Co. Ltd.	4,500	12,897
	Kukjeon Pharmaceutical Co. Ltd.	2,390	14,902
*	Kum Yang Co. Ltd.	3,102	20,471
*	Kumho HT, Inc.	38,994	38,592
	Kumho Petrochemical Co. Ltd.	6,150	614,349
*	Kumho Tire Co., Inc.	12,103	33,048
	KUMHOE&C Co. Ltd.	8,092	51,832
	Kumkang Kind Co. Ltd.	7,189	39,766
	Kwang Dong Pharmaceutical Co. Ltd.	13,256	66,362
	Kwang Myung Electric Co. Ltd.	8,027	19,337
	Kyeryong Construction Industrial Co. Ltd.	1,770	33,484
	Kyobo Securities Co. Ltd.	5,168	25,726
	Kyochon F&B Co. Ltd.	3,977	37,785
	Kyongbo Pharmaceutical Co. Ltd.	1,775	9,834
	Kyung Dong Navien Co. Ltd.	1,367	42,123
	Kyung Nong Corp.	1,661	14,278
	Kyungbang Co. Ltd.	3,048	30,937
*	Kyungchang Industrial Co. Ltd.	3,490	7,045
	Kyungdong Pharm Co. Ltd.	5,683	39,420
	Kyung-In Synthetic Corp.	12,630	57,083
	L&C Bio Co. Ltd.	1,830	42,378
*	L&F Co. Ltd.	1,314	232,519
	LabGenomics Co. Ltd.	6,869	41,577
*	Lake Materials Co. Ltd.	14,801	57,875
	LB Semicon, Inc.	9,863	72,197
	Lee Ku Industrial Co. Ltd.	6,450	16,080
	LEENO Industrial, Inc.	2,877	292,379
	LF Corp.	5,047	67,916
	LG Chem Ltd.	3,989	1,857,895
	LG Corp.	4,754	296,724
	LG Electronics, Inc.	33,323	2,430,657
	LG HelloVision Co. Ltd.	11,051	48,624
	LG Household & Health Care Ltd.	2,124	1,276,586
	LG Innotek Co. Ltd.	2,409	675,434
	Lion Chemtech Co. Ltd.	1,561	10,837
	LMS Co. Ltd.	1,448	9,026
	LOT Vacuum Co. Ltd.	1,310	12,712
	Lotte Chemical Corp.	3,422	465,588
	Lotte Chilsung Beverage Co. Ltd.	845	115,522
	Lotte Confectionery Co. Ltd.	360	32,575
	Lotte Corp.	5,986	172,288
*	Lotte Data Communication Co.	1,008	21,260
	LOTTE Fine Chemical Co. Ltd.	4,465	226,498

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LOTTE Himart Co. Ltd.	2,510	$33,298
*	Lotte Non-Life Insurance Co. Ltd.	23,154	29,955
	Lotte Shopping Co. Ltd.	2,287	168,252
	LS Corp.	6,738	305,781
	LS Electric Co. Ltd.	4,112	183,813
	Lutronic Corp.	2,064	32,262
*	LVMC Holdings	21,162	48,335
	LX Hausys Ltd.	1,948	65,461
	LX Semicon Co. Ltd.	4,078	313,782
*	M2N Co. Ltd.	4,366	28,148
	Macquarie Korea Infrastructure Fund	87,471	875,931
	Macrogen, Inc.	1,168	23,563
	Maeil Dairies Co. Ltd.	1,150	52,646
	Maeil Holdings Co. Ltd.	1,193	8,274
	MAKUS, Inc.	1,880	12,119
	Mando Corp.	5,681	251,137
	Mcnex Co. Ltd.	3,980	102,266
*	ME2ON Co. Ltd.	8,652	30,853
	Mediana Co. Ltd.	2,343	8,985
*	MEDICOX Co. Ltd.	2,561	17,379
*	Medifron DBT Co. Ltd.	5,056	6,502
*	Medipost Co. Ltd.	1,643	26,823
*	Medy-Tox, Inc.	616	54,823
	Meerecompany, Inc.	1,065	17,451
	MegaStudy Co. Ltd.	2,286	19,825
	MegaStudyEdu Co. Ltd.	1,509	102,611
	MEKICS Co. Ltd.	2,583	13,140
	Meritz Financial Group, Inc.	11,006	222,314
	Meritz Fire & Marine Insurance Co. Ltd.	22,104	587,593
	Meritz Securities Co. Ltd.	135,284	504,930
*	Mgame Corp.	4,951	29,787
	Mi Chang Oil Industrial Co. Ltd.	177	10,934
	MiCo Ltd.	8,660	61,327
	Mirae Asset Life Insurance Co. Ltd.	18,089	42,593
	Mirae Asset Securities Co. Ltd.	101,373	515,164
	Mirae Asset Venture Investment Co. Ltd.	8,034	38,589
	Miwon Chemicals Co. Ltd.	147	7,517
	Miwon Commercial Co. Ltd.	534	74,204
	Miwon Holdings Co. Ltd.	286	29,057
	Miwon Specialty Chemical Co. Ltd.	566	84,752
	MK Electron Co. Ltd.	3,608	33,870
	MNTech Co. Ltd.	8,257	54,928
*	Mobase Co. Ltd.	2,910	7,128
*	Mobase Electronics Co. Ltd.	7,801	8,973
*	Monalisa Co. Ltd.	2,798	7,471
	MonAmi Co. Ltd.	3,983	11,458
	Moonbae Steel Co. Ltd.	4,967	14,397
	Moorim P&P Co. Ltd.	4,923	17,027
	Motonic Corp.	2,192	14,558
*	Motrex Co. Ltd.	2,262	21,517
	Mr Blue Corp.	2,339	10,558
*	MS Autotech Co. Ltd.	8,274	29,525
	Muhak Co. Ltd.	2,049	11,045
	Multicampus Co. Ltd.	679	22,081
*	MyungMoon Pharm Co. Ltd.	4,579	11,642
	Nam Hwa Construction Co. Ltd.	3,709	20,686
	Namhae Chemical Corp.	2,401	17,950
*	NamKwang Engineering & Construction Co. Ltd.	843	6,879
*	Namsun Aluminum Co. Ltd.	27,512	49,156

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Namsung Corp.	6,032	$11,403
*	Namuga Co. Ltd.	1,476	11,320
	Namyang Dairy Products Co. Ltd.	94	26,712
*	NanoenTek, Inc.	3,575	15,315
	Nasmedia Co. Ltd.	931	17,813
*	Naturecell Co., Ltd.	2,495	45,901
	NAVER Corp.	5,084	1,017,010
	NCSoft Corp.	2,715	779,990
*	NDFOS Co. Ltd.	2,511	14,380
	NeoPharm Co. Ltd.	1,577	25,144
*	Neowiz	4,917	104,837
	Neowiz Holdings Corp.	920	22,677
*	Nepes Ark Corp.	1,420	33,109
*	NEPES Corp.	3,491	54,738
Ω	Netmarble Corp.	3,329	185,140
	Newtree Co. Ltd.	1,116	10,763
	Nexen Corp.	4,007	11,174
	Nexen Tire Corp.	4,735	22,590
*	Nexon Games Co. Ltd.	4,282	74,868
*	Next Entertainment World Co. Ltd.	2,346	13,541
*	NextEye Co. Ltd.	13,528	7,912
	NEXTIN, Inc.	1,175	57,627
*	Nexturnbioscience Co. Ltd.	4,155	8,508
	NH Investment & Securities Co. Ltd.	53,884	413,081
*	NHN Corp.	8,005	168,723
*	NHN KCP Corp.	7,685	79,239
	Nice Information & Telecommunication, Inc.	2,046	39,885
	NICE Information Service Co. Ltd.	12,034	146,345
	NICE Total Cash Management Co. Ltd.	8,837	34,513
*	NK Co. Ltd.	11,295	8,403
	Nong Shim Holdings Co. Ltd.	454	23,710
	Nong Woo Bio Co. Ltd.	3,393	26,447
	NongShim Co. Ltd.	758	163,146
	NOROO Paint & Coatings Co. Ltd.	4,968	34,815
	NOVAREX Co. Ltd.	663	16,349
	NPC	6,680	48,759
*	NSN Co. Ltd.	12,887	11,423
*	nTels Co. Ltd.	2,689	12,466
	Oceanbridge Co. Ltd.	1,631	15,986
	OCI Co. Ltd.	6,079	575,403
	Okong Corp.	5,256	15,545
*	Omnisystem Co. Ltd.	6,034	11,999
	Opto Device Technology Co. Ltd.	2,831	12,222
	OptoElectronics Solutions Co. Ltd.	742	13,334
	OPTUS Pharmaceutical Co. Ltd.	3,594	17,359
*	Orbitech Co. Ltd.	3,497	19,118
	Orion Corp.	7,309	565,836
	Orion Holdings Corp.	7,752	89,893
#	Osstem Implant Co. Ltd.	3,079	263,317
*††	Osung Advanced Materials Co. Ltd.	18,332	22,754
	Ottogi Corp.	332	114,826
	Paik Kwang Industrial Co. Ltd.	9,444	32,136
	Pan Ocean Co. Ltd.	14,160	61,638
	Pang Rim Co. Ltd.	3,941	10,505
*	Pan-Pacific Co. Ltd.	13,904	19,579
	Park Systems Corp.	894	68,599
	Partron Co. Ltd.	11,262	74,968
	Paseco Co. Ltd.	1,912	22,076
*	Pearl Abyss Corp.	3,735	153,874

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	People & Technology, Inc.	4,107	$145,330
	PHA Co. Ltd.	2,660	16,148
*	PharmAbcine	3,815	10,323
	PharmaResearch Co. Ltd.	898	50,319
*	PharmGen Science, Inc.	2,513	14,702
*	Pharmicell Co. Ltd.	3,920	34,823
*	Philoptics Co. Ltd.	1,534	8,641
*††	Philosys Healthcare Co. Ltd.	23,100	23,205
	PI Advanced Materials Co. Ltd.	4,049	116,366
	PJ Electronics Co. Ltd.	1,360	8,062
*	Playgram Co. Ltd.	25,450	23,090
*	PLAYWITH, Inc.	1,175	7,672
	Point Engineering Co. Ltd.	6,429	13,061
*	Polaris Office Corp.	10,082	11,446
	POSCO Chemical Co. Ltd.	731	74,190
	Posco ICT Co. Ltd.	3,511	15,774
	Posco M-Tech Co. Ltd.	5,805	27,381
	POSCO Steeleon Co. Ltd.	469	13,436
*	Power Logics Co. Ltd.	5,517	26,509
*	PowerNet Technologies Corp.	2,037	6,409
	Protec Co. Ltd.	1,501	28,463
	PSK, Inc.	2,299	70,353
	Pulmuone Co. Ltd.	5,757	59,995
	Pungkuk Ethanol Co. Ltd.	780	9,171
*	Q Capital Partners Co. Ltd.	23,911	10,409
	Rayence Co. Ltd.	1,568	12,775
*††	Redrover Co. Ltd.	4,129	1,091
	Reyon Pharmaceutical Co. Ltd.	587	11,891
	RFHIC Corp.	1,978	34,913
*	RFTech Co. Ltd.	9,790	40,800
	RN2 Technologies Co. Ltd.	1,078	6,587
*	Robostar Co. Ltd.	1,279	19,440
	Rsupport Co. Ltd.	3,117	13,164
	S Net Systems, Inc.	3,516	15,754
	S&S Tech Corp.	1,157	18,757
*	S.Y. Co. Ltd.	6,825	18,689
	S-1 Corp.	8,423	413,366
	Sajo Industries Co. Ltd.	228	7,665
	Sajodaerim Corp.	694	13,369
*	Sajodongaone Co. Ltd.	23,286	25,610
*	Sam Chun Dang Pharm Co. Ltd.	801	21,631
*	SAM KANG M&T Co. Ltd.	2,180	38,940
	Sam Yung Trading Co. Ltd.	3,832	40,306
	Sambo Corrugated Board Co. Ltd.	2,251	17,330
	Sambo Motors Co. Ltd.	3,324	11,395
*	Sambu Engineering & Construction Co. Ltd.	20,675	32,172
	Samchully Co. Ltd.	347	49,404
	Samchuly Bicycle Co. Ltd.	1,569	9,291
	Samho Development Co. Ltd.	5,403	16,812
*	SAMHWA NETWORKS Co. Ltd.	4,656	13,252
	SAMHWA Paints Industrial Co. Ltd.	4,611	25,002
	Samick Musical Instruments Co. Ltd.	11,471	14,105
	Samick THK Co. Ltd.	1,425	14,740
*	Samil C&S Co. Ltd.	1,410	8,242
	Samji Electronics Co. Ltd.	1,649	13,365
	Samjin Pharmaceutical Co. Ltd.	1,297	24,637
	Samkee Corp.	10,510	27,673
	Sammok S-Form Co. Ltd.	1,045	15,946
*Ω	Samsung Biologics Co. Ltd.	519	345,689

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung C&T Corp.	13,264	$1,231,346
	Samsung Card Co. Ltd.	8,352	206,100
	Samsung Climate Control Co. Ltd.	1,106	8,833
	Samsung Electro-Mechanics Co. Ltd.	8,934	983,806
	Samsung Electronics Co. Ltd.,GDR	6,266	7,325,686
	Samsung Electronics Co. Ltd.	343,746	16,271,266
*	Samsung Engineering Co. Ltd.	65,167	986,397
	Samsung Fire & Marine Insurance Co. Ltd.	11,780	1,789,640
*	Samsung Heavy Industries Co. Ltd.	131,007	567,943
	Samsung Life Insurance Co. Ltd.	9,313	435,353
*	Samsung Pharmaceutical Co. Ltd.	6,266	16,734
	Samsung Publishing Co. Ltd.	769	15,702
	Samsung SDI Co. Ltd.	2,828	1,243,046
	Samsung SDS Co. Ltd.	3,663	384,203
	Samsung Securities Co. Ltd.	28,081	757,429
	SAMT Co. Ltd.	10,436	30,327
	Samwha Capacitor Co. Ltd.	2,032	67,254
	Samwha Electric Co. Ltd.	664	9,694
	Samyang Corp.	527	17,155
	Samyang Foods Co. Ltd.	757	60,097
	Samyang Packaging Corp.	522	7,794
	Samyang Tongsang Co. Ltd.	207	8,560
*	Samyung ENC Co. Ltd.	2,128	9,421
*	Sangbo Corp.	8,316	9,982
	Sangsangin Co. Ltd.	3,203	22,421
	Sangsin Energy Display Precision Co. Ltd.	2,574	35,571
	SaraminHR Co. Ltd.	2,216	58,233
	Satrec Initiative Co. Ltd.	231	6,309
	SAVEZONE I&C Corp.	4,590	10,493
*	SBI Investment Korea Co. Ltd.	14,026	15,884
*	SBW	94,220	40,506
*	S-Connect Co. Ltd.	13,733	12,717
*	SDN Co. Ltd.	20,819	43,210
	Seah Besteel Holdings Corp.	4,085	48,976
	SeAH Steel Corp.	245	29,791
	SeAH Steel Holdings Corp.	189	22,526
	Sebang Co. Ltd.	4,380	39,677
	Sebang Global Battery Co. Ltd.	743	30,931
	Seegene, Inc.	12,804	392,718
	Segyung Hitech Co. Ltd.	2,425	38,827
*	Seha Corp.	11,240	12,168
	Sejin Heavy Industries Co. Ltd.	3,584	17,853
	Sejong Industrial Co. Ltd.	4,190	19,618
	Sejong Telecom, Inc.	38,421	24,300
*	Sekonix Co. Ltd.	2,406	14,823
	Sempio Co.	203	8,247
	Sempio Foods Co.	404	11,545
*	S-Energy Co. Ltd.	2,419	8,245
	Seobu T&D	3,790	23,344
	Seohan Co. Ltd.	28,267	30,320
	Seohee Construction Co. Ltd.	48,194	54,347
	Seojin System Co. Ltd.	3,742	46,229
	Seoul Auction Co. Ltd.	1,312	20,178
	Seoul City Gas Co. Ltd.	273	50,503
	Seoul Semiconductor Co. Ltd.	11,443	99,905
#	Seoul Viosys Co. Ltd.	4,039	24,097
	Seowon Co. Ltd.	10,203	11,816
	SEOWONINTECH Co. Ltd.	3,755	16,745
	Seoyon Co. Ltd.	2,488	13,469

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Seoyon E-Hwa Co. Ltd.	3,804	$26,140
*	Sewon E&C Co. Ltd.	45,710	31,399
	Sewoon Medical Co. Ltd.	3,371	9,096
	SFA Engineering Corp.	3,890	126,893
*	SFA Semicon Co. Ltd.	15,076	63,790
*	SG Corp.	44,184	20,089
*	SG&G Corp.	8,237	13,088
	SGC e Tec E&C Co. Ltd.	572	19,939
	SGC Energy Co. Ltd.	1,882	50,674
	SH Energy & Chemical Co. Ltd.	37,613	30,078
	Shin Heung Energy & Electronics Co. Ltd.	754	31,842
*	Shin Poong Pharmaceutical Co. Ltd.	2,471	54,117
	Shindaeyang Paper Co. Ltd.	456	31,118
	Shinhan Financial Group Co. Ltd.	64,886	1,786,905
	Shinil Electronics Co. Ltd.	13,867	21,976
	Shinsegae Engineering & Construction Co. Ltd.	1,004	20,198
	Shinsegae Food Co. Ltd.	478	22,113
	Shinsegae Information & Communication Co. Ltd.	2,950	32,124
	Shinsegae International, Inc.	3,250	77,001
	Shinsegae, Inc.	1,736	292,598
	Shinsung Delta Tech Co. Ltd.	4,388	39,075
*	Shinsung E&G Co. Ltd.	13,700	21,874
*	Shinsung Tongsang Co. Ltd.	13,006	31,048
*	Shinwha Intertek Corp.	7,617	29,029
*	Shinwon Construction Co. Ltd.	1,829	10,463
	Shinwon Corp.	24,971	32,983
	Shinyoung Securities Co. Ltd.	961	41,388
*	Showbox Corp.	4,990	20,304
*	Signetics Corp.	13,083	18,034
	SIGONG TECH Co. Ltd.	2,090	8,879
	Simmtech Co. Ltd.	6,084	190,613
	SIMMTECH HOLDINGS Co. Ltd.	3,727	11,456
	SIMPAC, Inc.	4,358	21,793
	Sindoh Co. Ltd.	1,876	45,788
	Sinil Pharm Co. Ltd.	2,438	18,312
	SJ Group Co. Ltd.	941	15,864
*	SK Biopharmaceuticals Co. Ltd.	5,260	316,236
#	SK Chemicals Co. Ltd.	3,617	293,232
	SK D&D Co. Ltd.	2,815	55,896
	SK Discovery Co. Ltd.	4,909	136,182
	SK Gas Ltd.	1,119	97,112
	SK Hynix, Inc.	40,469	3,059,327
*	SK Innovation Co. Ltd.	8,620	1,248,880
*	SK Rent A Car Co. Ltd.	2,078	13,616
	SK Securities Co. Ltd.	104,448	61,301
	SK Telecom Co. Ltd.	1,460	60,262
	SKC Co. Ltd.	4,808	505,360
	SL Corp.	4,040	97,709
	SM Entertainment Co. Ltd.	2,052	109,611
*	SM Life Design Group Co. Ltd.	7,704	13,826
*††	S-MAC Co. Ltd.	12,005	23,461
	SNT Dynamics Co. Ltd.	758	4,896
	SNT Holdings Co. Ltd.	1,335	16,153
	SNT Motiv Co. Ltd.	2,506	84,999
*	SNU Precision Co. Ltd.	6,533	15,392
	S-Oil Corp.	8,655	616,888
*	Solborn, Inc.	8,053	26,108
*	Solid, Inc.	7,003	28,507
*	SOLUM Co. Ltd.	2,748	45,475

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Songwon Industrial Co. Ltd.	7,075	$103,318
	Soosan Heavy Industries Co. Ltd.	6,285	14,990
	Soulbrain Co. Ltd.	1,646	296,055
	Soulbrain Holdings Co. Ltd.	2,168	35,467
	SPC Samlip Co. Ltd.	1,041	63,442
	Speco Co. Ltd.	2,960	14,016
	SPG Co. Ltd.	2,484	28,240
	Spigen Korea Co. Ltd.	1,087	31,909
*††	Ssangyong Motor Co.	4,748	1,898
	ST Pharm Co. Ltd.	807	56,274
*	Straffic Co. Ltd.	4,180	13,375
*	Studio Dragon Corp.	2,544	149,897
*	STX Heavy Industries Co. Ltd.	3,940	12,900
	Suheung Co. Ltd.	1,302	36,401
	Sung Kwang Bend Co. Ltd.	5,428	46,665
*	Sungchang Enterprise Holdings Ltd.	19,478	31,652
	Sungdo Engineering & Construction Co. Ltd.	4,063	17,497
	Sungwoo Hitech Co. Ltd.	16,376	67,792
*	Suprema, Inc.	1,181	21,679
	SurplusGLOBAL, Inc.	4,238	12,054
	SV Investment Corp.	2,057	4,679
*	Synopex, Inc.	6,097	15,879
	Systems Technology, Inc.	2,490	32,384
	Tae Kyung Industrial Co. Ltd.	5,533	26,946
	Taekwang Industrial Co. Ltd.	109	75,583
	Taekyung BK Co. Ltd.	5,136	17,158
*††	Taewoong Co. Ltd.	1,299	10,391
	Taeyoung Engineering & Construction Co. Ltd.	4,812	25,438
*	Taihan Electric Wire Co. Ltd.	100,203	136,216
*	Taihan Fiberoptics Co. Ltd.	19,222	37,837
*	Taihan Textile Co. Ltd.	153	5,771
	Tailim Packaging Co. Ltd.	4,802	12,580
	TechWing, Inc.	1,557	20,985
*	Tego Science, Inc.	598	9,528
	Telechips, Inc.	1,642	19,477
	TES Co. Ltd.	3,159	51,066
*	Theragen Etex Co. Ltd.	12,996	45,452
*	Thinkware Systems Corp.	1,052	12,355
*	TK Chemical Corp.	4,152	13,616
	TK Corp.	3,643	36,690
	TKG Huchems Co. Ltd.	6,279	97,337
	Tokai Carbon Korea Co. Ltd.	1,319	130,404
	Tongyang Life Insurance Co. Ltd.	12,025	50,088
	Tongyang, Inc.	46,058	42,515
*	Top Engineering Co. Ltd.	4,975	24,153
*	Toptec Co. Ltd.	5,346	30,449
	Tovis Co. Ltd.	4,782	33,569
	Tplex Co. Ltd.	5,982	20,623
	TS Corp.	7,330	17,392
*	TS Nexgen Co. Ltd.	5,347	4,854
	TSE Co. Ltd.	740	37,734
*	Tuksu Construction Co. Ltd.	2,777	19,151
*	TY Holdings Co. Ltd.	7,258	103,239
	TYM Corp.	27,545	58,682
	UBCare Co. Ltd.	3,061	14,469
	Ubiquoss Holdings, Inc.	1,137	14,156
	Ubiquoss, Inc.	1,210	15,695
*	Ubivelox, Inc.	854	10,631
	Uju Electronics Co. Ltd.	1,295	21,912

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Uni-Chem Co. Ltd.	21,092	$19,297
*	Unick Corp.	3,039	15,949
	Unid Co. Ltd.	1,390	103,207
	Union Materials Corp.	5,793	11,514
	Union Semiconductor Equipment & Materials Co. Ltd.	9,622	56,945
	Uniquest Corp.	4,302	31,080
*	Unison Co. Ltd.	8,900	17,307
*	UniTest, Inc.	2,072	30,598
	Unitrontech Co. Ltd.	2,869	8,479
	UTI, Inc.	1,748	33,812
	Value Added Technology Co. Ltd.	2,937	74,955
*	Very Good Tour Co. Ltd.	1,589	11,812
	Viatron Technologies, Inc.	4,010	28,498
	VICTEK Co. Ltd.	3,541	15,934
*	Vidente Co. Ltd.	12,986	118,653
	Vieworks Co. Ltd.	1,077	34,075
*	Vina Tech Co. Ltd.	453	15,219
	Visang Education, Inc.	2,047	10,304
	Vitzro Tech Co. Ltd.	2,270	12,596
*	Vivien Corp.	9,480	13,166
*	Vivozon Healthcare, Inc.	15,847	12,040
*	VT GMP Co. Ltd.	4,994	20,888
	Webcash Corp.	1,229	15,746
*	Webzen, Inc.	5,138	77,455
	Welcron Co. Ltd.	7,796	21,895
*	Wellbiotec Co. Ltd.	14,359	20,188
	Wemade Co. Ltd.	5,761	264,053
*	Wemade Play Co. Ltd.	1,650	28,603
	Whanin Pharmaceutical Co. Ltd.	2,615	34,547
	Wiable Corp.	3,225	6,746
*	WillBes & Co.	25,322	19,249
*	Winiadimchae Co. Ltd.	1,982	3,942
	Winix, Inc.	2,581	24,573
*	Winpac, Inc.	6,798	7,581
	Wins Co. Ltd.	2,128	23,790
	WiSoL Co. Ltd.	4,967	34,192
*	WIZIT Co. Ltd.	17,586	14,533
*	WONIK CUBE Corp.	6,329	13,080
*	Wonik Holdings Co. Ltd.	10,865	33,876
	WONIK IPS Co. Ltd.	8,237	200,791
	Wonik Materials Co. Ltd.	1,797	44,135
*	Wonik Pne Co. Ltd.	1,260	20,564
	Wonik QnC Corp.	4,248	84,047
	Woojin, Inc.	2,166	21,749
*	Woongjin Co. Ltd.	14,913	17,428
	Woongjin Thinkbig Co. Ltd.	12,192	23,936
*	Wooree Bio Co. Ltd.	7,589	22,469
*	Wooree Enterprise Co. Ltd.	5,845	10,912
#*	Woori Financial Group, Inc., Sponsored ADR	4,929	136,287
	Woori Financial Group, Inc.	51,060	468,562
	Woori Investment Bank Co. Ltd.	97,418	68,587
	Woory Industrial Co. Ltd.	1,680	20,131
*	Woosu AMS Co. Ltd.	4,196	12,882
*	Woowon Development Co. Ltd.	4,541	14,892
	Worldex Industry & Trading Co. Ltd.	3,898	60,694
	Y G-1 Co. Ltd.	3,071	16,873
*	Y2 Solution Co. Ltd.	1,571	785
	YAS Co. Ltd.	1,324	9,839
	Yesco Holdings Co. Ltd.	725	19,909

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Yest Co. Ltd.	1,904	$12,757
	YG Entertainment, Inc.	847	36,050
*	YG PLUS	3,024	14,680
*	YIK Corp.	4,787	16,057
	YMC Co. Ltd.	1,824	8,686
	YMT Co. Ltd.	1,245	14,707
	Yonwoo Co. Ltd.	553	7,460
	Yoosung Enterprise Co. Ltd.	4,273	9,706
*	YooSung T&S Co. Ltd.	3,233	6,522
	Youlchon Chemical Co. Ltd.	2,081	37,589
	Young Poong Corp.	119	50,301
	Young Poong Precision Corp.	1,490	9,982
	Youngone Corp.	7,641	237,777
	Youngone Holdings Co. Ltd.	1,408	52,060
*	YoungWoo DSP Co. Ltd.	5,296	6,248
	Yuanta Securities Korea Co. Ltd.	27,085	60,285
#	Yuhan Corp.	8,598	382,782
	YuHwa Securities Co. Ltd.	6,972	13,232
	Yuyu Pharma, Inc.	3,309	17,406
	Zeus Co. Ltd.	1,247	24,975
	Zinus, Inc.	2,245	82,086
TOTAL SOUTH KOREA			127,519,980
TAIWAN — (16.2%)
	Aaeon Technology, Inc.	4,000	10,492
	ABC Taiwan Electronics Corp.	17,000	12,719
	Abico Avy Co. Ltd.	36,021	25,203
	Ability Enterprise Co. Ltd.	47,000	39,430
*	Ability Opto-Electronics Technology Co. Ltd.	10,200	27,032
	Abnova Corp.	17,000	21,072
	AcBel Polytech, Inc.	98,000	105,417
	Accton Technology Corp.	130,000	1,084,964
	Acer, Inc.	1,195,000	906,680
	ACES Electronic Co. Ltd.	25,764	33,802
*	Acon Holding, Inc.	41,000	16,196
	Acter Group Corp. Ltd.	12,759	81,457
	Action Electronics Co. Ltd.	52,000	22,392
	ADATA Technology Co. Ltd.	45,000	88,076
	Addcn Technology Co. Ltd.	13,014	86,577
	Advanced Ceramic X Corp.	12,000	74,972
	Advanced Energy Solution Holding Co. Ltd.	3,000	107,495
	Advanced International Multitech Co. Ltd.	22,000	60,430
*	Advanced Optoelectronic Technology, Inc.	36,000	24,263
	Advanced Power Electronics Corp.	14,000	52,281
	Advanced Wireless Semiconductor Co.	21,000	50,718
	Advancetek Enterprise Co. Ltd.	98,000	74,209
	Advantech Co. Ltd.	48,194	554,437
	AEON Motor Co. Ltd.	9,000	13,677
	Aerospace Industrial Development Corp.	102,000	122,308
	AGV Products Corp.	138,000	50,427
	Airmate Cayman International Co. Ltd.	20,797	12,490
#	Airtac International Group	34,532	946,582
	Alchip Technologies Ltd.	12,000	285,179
	Alcor Micro Corp.	12,000	15,282
#	Alexander Marine Co. Ltd.	4,000	26,906
*	ALI Corp.	23,000	19,034
	All Ring Tech Co. Ltd.	10,000	25,683
	Allied Circuit Co. Ltd.	5,000	18,162
	Allis Electric Co. Ltd.	49,965	57,212

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Alltek Technology Corp.	27,475	$32,103
	Alltop Technology Co. Ltd.	12,001	60,853
	Alpha Networks, Inc.	107,772	112,967
	Altek Corp.	72,000	90,953
	Amazing Microelectronic Corp.	17,586	69,126
*	Ambassador Hotel	22,000	24,207
	AMICCOM Electronics Corp.	18,000	20,329
	Ampire Co. Ltd.	16,000	14,072
	Ample Electronic Technology Co. Ltd.	4,000	7,264
	AMPOC Far-East Co. Ltd.	22,000	31,589
	AmTRAN Technology Co. Ltd.	186,181	75,948
	Anji Technology Co. Ltd.	14,000	25,908
	Anpec Electronics Corp.	19,000	80,043
	Apac Opto Electronics, Inc.	28,000	31,737
	Apacer Technology, Inc.	16,000	21,269
	APAQ Technology Co. Ltd.	6,000	8,094
	APCB, Inc.	35,000	20,421
	Apex Biotechnology Corp.	12,000	11,203
	Apex International Co. Ltd.	42,000	86,203
	Apex Science & Engineering	30,000	10,428
	Apogee Optocom Co. Ltd.	4,000	8,202
	Arcadyan Technology Corp.	31,805	132,574
	Argosy Research, Inc.	14,013	34,620
	ASE Technology Holding Co. Ltd., ADR	9,375	55,219
	ASE Technology Holding Co. Ltd.	766,000	2,232,156
#	Asia Cement Corp.	245,000	339,964
	Asia Electronic Material Co. Ltd.	13,000	7,464
	Asia Optical Co., Inc.	68,000	143,170
	Asia Polymer Corp.	90,295	78,483
	Asia Tech Image, Inc.	21,000	36,696
#	Asia Vital Components Co. Ltd.	88,000	349,054
	ASIX Electronics Corp.	4,000	17,754
	ASMedia Technology, Inc.	3,000	98,372
	ASolid Technology Co. Ltd.	5,000	14,184
#	ASPEED Technology, Inc.	6,600	425,988
	ASROCK, Inc.	13,000	43,823
#	Asustek Computer, Inc.	124,000	1,169,770
	Aten International Co. Ltd.	20,000	49,690
	Audix Corp.	21,000	33,336
	AURAS Technology Co. Ltd.	22,000	130,425
	Aurora Corp.	17,000	48,580
	Aurotek Corp.	21,000	15,729
	Avalue Technology, Inc.	11,000	24,025
	Aver Information, Inc.	9,000	12,968
	Avermedia Technologies	30,400	22,793
	Avita Corp.	5,000	6,754
	Axiomtek Co. Ltd.	20,000	40,400
*	Azurewave Technologies, Inc.	20,000	12,757
	Bafang Yunji International Co. Ltd.	5,000	24,785
	Bank of Kaohsiung Co. Ltd.	124,274	55,360
	Baolong International Co. Ltd.	14,000	8,397
	Basso Industry Corp.	38,000	53,415
	BenQ Materials Corp.	66,000	69,072
	BES Engineering Corp.	385,000	113,774
*	Billion Electric Co. Ltd.	29,000	17,680
	Bin Chuan Enterprise Co. Ltd.	29,000	24,941
	Bionet Corp.	7,000	9,645
	Bionime Corp.	5,000	12,400
	Bioteque Corp.	10,000	35,239

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Bizlink Holding, Inc.	25,000	$269,645
	Bora Pharmaceuticals Co. Ltd.	5,000	39,421
	Brave C&H Supply Co. Ltd.	6,000	14,991
	Bright Led Electronics Corp.	27,000	14,556
	Brighten Optix Corp.	2,000	14,739
	Brighton-Best International Taiwan, Inc.	90,000	103,821
	Browave Corp.	9,000	15,667
	C Sun Manufacturing Ltd.	26,267	38,845
*	Cameo Communications, Inc.	32,537	9,610
	Capital Futures Corp.	17,312	20,488
	Capital Securities Corp.	277,000	105,874
	Career Technology MFG. Co. Ltd.	100,109	76,241
	Carnival Industrial Corp.	21,000	7,100
	Casing Macron Technology Co. Ltd.	12,000	4,951
	Castles Technology Co. Ltd.	18,532	40,083
	Caswell, Inc.	8,000	24,139
	Catcher Technology Co. Ltd.	167,000	953,809
	Cathay Chemical Works	14,000	11,389
	Cathay Financial Holding Co. Ltd.	688,658	1,050,586
	Cathay Real Estate Development Co. Ltd.	215,000	118,587
	Cayman Engley Industrial Co. Ltd.	8,000	15,616
	Celxpert Energy Corp.	31,000	33,162
	Center Laboratories, Inc.	93,578	183,280
	Central Reinsurance Co. Ltd.	62,000	43,448
#	Century Iron & Steel Industrial Co. Ltd.	49,000	167,582
	Chailease Holding Co. Ltd.	164,991	1,173,377
	Chain Chon Industrial Co. Ltd.	60,710	34,575
	ChainQui Construction Development Co. Ltd.	34,700	17,388
	Champion Building Materials Co. Ltd.	50,000	15,968
	Champion Microelectronic Corp.	4,100	6,765
	Chang Hwa Commercial Bank Ltd.	453,000	269,732
	Chang Wah Electromaterials, Inc.	70,000	77,814
	Chang Wah Technology Co. Ltd.	20,000	51,918
	Channel Well Technology Co. Ltd.	43,000	47,498
	CHC Healthcare Group	34,000	41,598
	Chen Full International Co. Ltd.	29,000	35,610
	Chenbro Micom Co. Ltd.	15,000	34,812
	Cheng Loong Corp.	234,000	212,026
	Cheng Mei Materials Technology Corp.	166,000	51,872
	Cheng Shin Rubber Industry Co. Ltd.	349,000	414,175
	Cheng Uei Precision Industry Co. Ltd.	93,000	101,260
	Chia Chang Co. Ltd.	34,000	44,244
	Chicony Electronics Co. Ltd.	179,185	475,181
	Chicony Power Technology Co. Ltd.	37,055	90,535
	Chief Telecom, Inc.	2,000	20,071
	Chieftek Precision Co. Ltd.	8,800	21,859
	Chien Kuo Construction Co. Ltd.	24,000	10,967
	Chien Shing Harbour Service Co. Ltd.	8,000	9,180
	China Bills Finance Corp.	199,000	106,752
	China Chemical & Pharmaceutical Co. Ltd.	76,000	53,959
	China Development Financial Holding Corp.	2,711,018	1,173,575
#	China Electric Manufacturing Corp.	63,900	40,974
	China General Plastics Corp.	110,971	93,581
	China Glaze Co. Ltd.	40,000	15,985
	China Man-Made Fiber Corp.	347,588	90,374
	China Metal Products	34,000	33,437
#	China Motor Corp.	70,200	119,011
#	China Petrochemical Development Corp.	472,000	161,586
	China Steel Chemical Corp.	33,000	128,955

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Wire & Cable Co. Ltd.	21,000	$19,296
	Ching Feng Home Fashions Co. Ltd.	35,000	21,618
	Chin-Poon Industrial Co. Ltd.	86,000	82,096
	Chipbond Technology Corp.	174,000	318,897
#	Chlitina Holding Ltd.	17,000	104,985
	Chong Hong Construction Co. Ltd.	47,000	113,914
#	Chroma ATE, Inc.	94,000	542,716
	Chun YU Works & Co. Ltd.	17,000	13,430
	Chun Yuan Steel Industry Co. Ltd.	44,000	23,182
	Chung Hsin Electric & Machinery Manufacturing Corp.	111,000	216,702
	Chung Hung Steel Corp.	131,000	110,968
	Chung Hwa Food Industrial Co. Ltd.	8,500	28,998
	Chunghwa Precision Test Tech Co. Ltd.	4,000	61,109
	Cleanaway Co. Ltd.	10,000	58,261
	Clevo Co.	151,000	159,826
#	CMC Magnetics Corp.	289,827	72,927
	Collins Co. Ltd.	24,000	16,045
	Compal Broadband Networks, Inc.	8,000	7,099
#	Compal Electronics, Inc.	1,513,000	1,155,446
	Compucase Enterprise	19,000	18,784
	Concord International Securities Co. Ltd.	23,320	8,154
	Concord Securities Co. Ltd.	124,674	40,677
	Continental Holdings Corp.	91,000	88,859
	Contrel Technology Co. Ltd.	38,000	19,711
	Coremax Corp.	13,986	57,351
	Coretronic Corp.	153,000	275,670
	Co-Tech Development Corp.	48,000	68,087
	Cowealth Medical Holding Co. Ltd.	9,450	8,149
	Coxon Precise Industrial Co. Ltd.	18,000	7,687
	Creative Sensor, Inc.	17,000	11,886
	Crowell Development Corp.	45,000	28,542
#*	CSBC Corp. Taiwan	145,327	87,480
	CTBC Financial Holding Co. Ltd.	2,187,000	1,680,206
	CTCI Corp.	112,000	166,448
*	C-Tech United Corp.	28,057	15,916
	Cub Elecparts, Inc.	792	3,755
	CviLux Corp.	25,000	30,210
	CX Technology Co. Ltd.	15,000	14,838
	Cyberlink Corp.	12,000	36,080
	CyberPower Systems, Inc.	16,000	38,423
#	CyberTAN Technology, Inc.	135,000	137,934
	Cypress Technology Co. Ltd.	7,889	16,204
	Cystech Electronics Corp.	3,000	7,960
	DA CIN Construction Co. Ltd.	82,000	82,272
	Dadi Early-Childhood Education Group Ltd.	2,000	7,809
	Dafeng TV Ltd.	10,000	16,137
	Da-Li Development Co. Ltd.	40,400	37,132
	Darfon Electronics Corp.	51,000	68,546
*	Darwin Precisions Corp.	87,000	29,659
	Daxin Materials Corp.	18,000	42,918
	De Licacy Industrial Co. Ltd.	72,017	34,031
	Delta Electronics, Inc.	142,000	1,234,991
	Depo Auto Parts Ind Co. Ltd.	22,000	53,506
	DFI, Inc.	5,000	9,758
	Dimerco Data System Corp.	9,000	20,784
	Dimerco Express Corp.	57,240	143,000
	D-Link Corp.	207,920	120,140
	Donpon Precision, Inc.	27,000	19,564
	Dr Wu Skincare Co. Ltd.	6,000	16,528

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Draytek Corp.	13,000	$13,255
	Dyaco International, Inc.	34,000	43,716
	Dynapack International Technology Corp.	37,000	91,161
	E & R Engineering Corp.	13,446	30,314
	E Ink Holdings, Inc.	44,000	289,467
#	E.Sun Financial Holding Co. Ltd.	599,392	552,512
	Eastern Media International Corp.	81,750	72,594
	Eclat Textile Co. Ltd.	21,000	287,123
	Edimax Technology Co. Ltd.	46,000	20,577
	Edison Opto Corp.	12,000	6,633
	Edom Technology Co. Ltd.	44,000	43,454
	eGalax_eMPIA Technology, Inc.	19,032	39,438
	Egis Technology, Inc.	23,000	62,256
	Elan Microelectronics Corp.	98,100	357,282
*	E-Lead Electronic Co. Ltd.	13,000	33,357
	E-Lead Electronic Co. Ltd.	328	177
	E-LIFE MALL Corp.	20,000	54,312
	Elite Advanced Laser Corp.	25,600	36,014
	Elite Material Co. Ltd.	81,000	453,519
	Elite Semiconductor Microelectronics Technology, Inc.	69,000	190,007
	Elitegroup Computer Systems Co. Ltd.	88,000	65,101
	eMemory Technology, Inc.	16,000	636,041
	Emerging Display Technologies Corp.	44,000	32,056
	Ennoconn Corp.	14,464	104,652
*	Epileds Technologies, Inc.	16,000	9,139
	Episil Technologies, Inc.	27,000	92,902
	Episil-Precision, Inc.	11,000	31,148
	Eris Technology Corp.	4,000	29,277
	Eson Precision Ind Co. Ltd.	14,000	33,048
	Eternal Materials Co. Ltd.	273,920	294,584
#*	Etron Technology, Inc.	29,000	50,117
*	Everest Textile Co. Ltd.	175,998	42,658
	Evergreen International Storage & Transport Corp.	72,000	70,491
	Evergreen Marine Corp. Taiwan Ltd.	337,000	1,082,909
	Evergreen Steel Corp.	19,000	40,238
#	Everlight Chemical Industrial Corp.	165,000	110,611
	Everlight Electronics Co. Ltd.	100,000	139,473
	Everspring Industry Co. Ltd.	39,000	19,148
	Excel Cell Electronic Co. Ltd.	15,000	12,693
	Excellence Opto, Inc.	34,000	26,427
	Excelliance Mos Corp.	8,000	39,709
	Excelsior Medical Co. Ltd.	38,141	82,048
	Far Eastern Department Stores Ltd.	192,000	121,631
	Far Eastern International Bank	282,448	106,853
	Far Eastern New Century Corp.	336,000	341,860
	Far EasTone Telecommunications Co. Ltd.	194,000	489,127
	Faraday Technology Corp.	28,000	147,701
	Farglory F T Z Investment Holding Co. Ltd.	25,000	39,765
	Farglory Land Development Co. Ltd.	83,000	174,852
	Feedback Technology Corp.	12,000	28,733
	Feng Hsin Steel Co. Ltd.	86,000	190,445
	Feng TAY Enterprise Co. Ltd.	55,400	310,358
	First Copper Technology Co. Ltd.	14,000	13,190
	First Financial Holding Co. Ltd.	582,541	526,199
	First Hi-Tec Enterprise Co. Ltd.	13,793	18,637
	First Hotel	33,000	15,455
	First Insurance Co. Ltd.	69,000	33,706
	FIT Holding Co. Ltd.	46,000	45,017
	Fittech Co. Ltd.	15,279	58,034

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	FLEXium Interconnect, Inc.	113,000	$343,467
	Flytech Technology Co. Ltd.	26,000	78,388
#	FocalTech Systems Co. Ltd.	52,000	129,787
	FOCI Fiber Optic Communications, Inc.	19,000	15,517
	Forcecon Tech Co. Ltd.	18,754	36,632
	Forest Water Environment Engineering Co. Ltd.	9,630	9,670
	Formosa Chemicals & Fibre Corp.	257,000	602,489
#	Formosa Laboratories, Inc.	30,634	47,599
	Formosa Oilseed Processing Co. Ltd.	8,000	13,461
	Formosa Optical Technology Co. Ltd.	7,000	14,822
	Formosa Plastics Corp.	174,000	536,674
	Formosan Rubber Group, Inc.	83,000	57,635
	Formosan Union Chemical	115,000	93,443
	Forward Electronics Co. Ltd.	29,375	19,466
	Founding Construction & Development Co. Ltd.	40,000	23,231
	Foxconn Technology Co. Ltd.	171,000	282,157
	Foxsemicon Integrated Technology, Inc.	22,150	146,355
	FSP Technology, Inc.	40,000	48,513
	Fu Chun Shin Machinery Manufacture Co. Ltd.	35,000	20,659
#	Fubon Financial Holding Co. Ltd.	887,750	1,667,560
	Fulgent Sun International Holding Co. Ltd.	25,092	143,061
#	Fusheng Precision Co. Ltd.	21,000	129,442
	G Shank Enterprise Co. Ltd.	34,000	54,216
	Gallant Precision Machining Co. Ltd.	18,000	15,159
	Gamania Digital Entertainment Co. Ltd.	26,000	51,568
*	GCS Holdings, Inc.	20,000	27,406
	GEM Services, Inc.	12,100	30,647
*	GEM Terminal Industrial Co. Ltd.	22,000	12,534
	Gemtek Technology Corp.	109,000	110,771
	General Interface Solution Holding Ltd.	64,000	167,616
	General Plastic Industrial Co. Ltd.	24,000	23,576
	Generalplus Technology, Inc.	12,000	24,605
	GeneReach Biotechnology Corp.	13,382	35,626
#	Genesys Logic, Inc.	14,000	56,353
#	Genius Electronic Optical Co. Ltd.	23,634	313,940
	Genmont Biotech, Inc.	13,000	11,508
	Genovate Biotechnology Co. Ltd.	21,000	18,707
	GeoVision, Inc.	24,000	23,744
	Getac Holdings Corp.	97,000	152,862
	GFC Ltd.	6,000	14,213
	Giant Manufacturing Co. Ltd.	88,000	719,997
#	Gigabyte Technology Co. Ltd.	179,000	553,089
	Gigasolar Materials Corp.	8,000	39,812
*	Gigastorage Corp.	33,000	24,412
	Ginar Technology Co. Ltd.	8,000	7,046
	Global Brands Manufacture Ltd.	101,200	100,616
	Global Lighting Technologies, Inc.	21,000	39,048
	Global PMX Co. Ltd.	10,000	57,993
	Global Unichip Corp.	21,000	357,351
	Globaltek Fabrication Co. Ltd.	9,000	15,122
	Globe Union Industrial Corp.	55,000	22,254
*	Glotech Industrial Corp.	22,000	9,044
*	GlycoNex, Inc.	20,000	19,724
	GMI Technology, Inc.	23,100	14,247
	Goldsun Building Materials Co. Ltd.	210,873	174,644
	Good Will Instrument Co. Ltd.	13,000	11,255
	Gourmet Master Co. Ltd.	16,208	57,367
	Grand Ocean Retail Group Ltd.	13,000	6,519
	Grand Pacific Petrochemical	258,000	171,443

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Grand Process Technology Corp.	5,000	$38,433
	GrandTech CG Systems, Inc.	11,550	20,469
	Grape King Bio Ltd.	26,000	115,111
	Great China Metal Industry	55,000	46,401
	Great Taipei Gas Co. Ltd.	138,000	152,638
	Great Tree Pharmacy Co. Ltd.	8,188	87,107
*	Green River Holding Co. Ltd.	5,000	8,525
	Group Up Industrial Co. Ltd.	4,000	10,606
	GTM Holdings Corp.	43,000	35,084
	Hannstar Board Corp.	75,314	81,737
	Hanpin Electron Co. Ltd.	14,000	13,228
	Harmony Electronics Corp.	13,000	15,866
	Harvatek Corp.	45,000	29,077
	Heran Co. Ltd.	12,000	42,557
	Hey Song Corp.	74,000	83,150
	Hi-Clearance, Inc.	8,000	41,452
	Highlight Tech Corp.	22,833	37,269
	Highwealth Construction Corp.	195,400	296,466
	HIM International Music, Inc.	10,000	24,152
	Hiroca Holdings Ltd.	23,000	43,327
	Hitron Technology, Inc.	25,080	24,937
	Hiwin Technologies Corp.	58,563	423,336
	Ho Tung Chemical Corp.	324,000	101,408
	Hocheng Corp.	81,000	30,956
	Holiday Entertainment Co. Ltd.	10,000	18,317
#	Holtek Semiconductor, Inc.	46,000	124,246
	Holy Stone Enterprise Co. Ltd.	27,000	82,598
	Hon Hai Precision Industry Co. Ltd.	1,069,600	3,909,116
	Hon Hai Precision Industry Co. Ltd.,GDR	10,666	76,895
	Hong Pu Real Estate Development Co. Ltd.	57,000	40,909
	Hong TAI Electric Industrial	70,000	40,325
	Hong YI Fiber Industry Co.	34,000	21,166
	Horizon Securities Co. Ltd.	34,980	13,130
	Hota Industrial Manufacturing Co. Ltd.	17,178	46,971
	Hotai Finance Co. Ltd.	41,000	141,523
	Hotai Motor Co. Ltd.	37,000	749,359
	Hsin Kuang Steel Co. Ltd.	22,000	26,042
	Hsin Yung Chien Co. Ltd.	4,620	15,929
	Hsing TA Cement Co.	53,000	35,215
#*	HTC Corp.	193,000	423,641
	Hu Lane Associate, Inc.	12,400	62,858
	HUA ENG Wire & Cable Co. Ltd.	54,000	26,485
*	Hua Jung Components Co. Ltd.	38,000	12,822
	Hua Nan Financial Holdings Co. Ltd.	515,230	398,590
	Huaku Development Co. Ltd.	75,000	224,728
	Huang Hsiang Construction Corp.	11,000	15,898
#	Huikwang Corp.	18,000	26,138
	Hung Ching Development & Construction Co. Ltd.	47,000	39,232
	Hung Sheng Construction Ltd.	102,592	84,254
	Huxen Corp.	10,000	16,289
	Hwa Fong Rubber Industrial Co. Ltd.	24,375	11,670
*	Hwacom Systems, Inc.	17,000	8,515
	Hycon Technology Corp.	5,251	14,700
	IBF Financial Holdings Co. Ltd.	571,656	269,765
	Ichia Technologies, Inc.	62,000	29,937
	I-Chiun Precision Industry Co. Ltd.	25,000	22,600
*	Ideal Bike Corp.	46,000	17,150
	IEI Integration Corp.	41,220	75,460
	Infortrend Technology, Inc.	56,000	28,175

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Info-Tek Corp.	13,000	$28,007
	Innodisk Corp.	17,124	96,753
	Inpaq Technology Co. Ltd.	20,400	34,346
	Insyde Software Corp.	7,000	17,425
	Intai Technology Corp.	6,000	17,348
*	Integrated Service Technology, Inc.	14,000	25,464
	IntelliEPI, Inc.	6,000	14,017
	Interactive Digital Technologies, Inc.	5,000	10,485
	International CSRC Investment Holdings Co.	218,220	149,443
	International Games System Co. Ltd.	64,000	758,550
	Inventec Corp.	770,000	611,566
	Iron Force Industrial Co. Ltd.	8,000	16,884
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	34,218
#	I-Sunny Construction & Development Co. Ltd.	9,900	39,180
	ITE Technology, Inc.	40,000	91,653
	ITEQ Corp.	57,822	137,723
	Jarllytec Co. Ltd.	18,000	36,398
	Jean Co. Ltd.	46,000	17,805
	Jentech Precision Industrial Co. Ltd.	11,000	144,441
	Jess-Link Products Co. Ltd.	27,000	32,574
	Jia Wei Lifestyle, Inc.	7,619	17,580
	Jih Lin Technology Co. Ltd.	16,000	44,613
*	Jinli Group Holdings Ltd.	46,391	14,818
	JMC Electronics Co. Ltd.	13,000	17,426
	Jochu Technology Co. Ltd.	13,000	8,022
	Johnson Health Tech Co. Ltd.	23,000	43,120
	Jourdeness Group Ltd.	9,000	21,020
	K Laser Technology, Inc.	24,000	15,771
	Kaimei Electronic Corp.	11,400	21,213
	Kaori Heat Treatment Co. Ltd.	21,000	55,384
	Kaulin Manufacturing Co. Ltd.	23,000	10,980
	Kedge Construction Co. Ltd.	19,000	35,404
	Keding Enterprises Co. Ltd.	5,000	22,128
	KEE TAI Properties Co. Ltd.	101,000	44,670
	Kenda Rubber Industrial Co. Ltd.	87,000	112,181
	Kenmec Mechanical Engineering Co. Ltd.	22,000	22,311
	Kerry TJ Logistics Co. Ltd.	47,000	63,569
	Key Ware Electronics Co. Ltd.	37,000	12,483
	Keystone Microtech Corp.	4,000	27,809
	KHGEARS International Ltd.	5,420	13,738
	Kindom Development Co. Ltd.	88,900	89,325
	King Slide Works Co. Ltd.	12,000	182,798
	King's Town Bank Co. Ltd.	184,000	214,587
*	King's Town Construction Co. Ltd.	27,000	33,059
	Kinik Co.	23,000	121,673
*	Kinko Optical Co. Ltd.	35,163	36,532
#	Kinpo Electronics	312,000	134,913
	KMC Kuei Meng International, Inc.	16,250	85,872
	Ko Ja Cayman Co. Ltd.	9,606	14,018
	KS Terminals, Inc.	32,000	90,150
	Kung Long Batteries Industrial Co. Ltd.	12,000	55,952
#	Kung Sing Engineering Corp.	137,500	31,811
	Kuo Toong International Co. Ltd.	68,248	43,690
	Kuo Yang Construction Co. Ltd.	57,549	37,354
	Kwong Lung Enterprise Co. Ltd.	24,000	36,062
	KYE Systems Corp.	43,000	14,234
	L&K Engineering Co. Ltd.	56,000	57,280
	La Kaffa International Co. Ltd.	6,000	20,209
	LAN FA Textile	73,000	22,346

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Land Mark Optoelectronics Corp.	17,000	$88,277
*	Lang, Inc.	9,000	8,232
	Lanner Electronics, Inc.	23,720	54,169
	Largan Precision Co. Ltd.	14,000	981,998
	Laser Tek Taiwan Co. Ltd.	11,000	9,980
	Laster Tech Corp. Ltd.	12,579	13,480
	LCY Technology Corp.	10,000	9,011
	Leader Electronics, Inc.	29,000	11,076
*	Leadtek Research, Inc.	7,000	8,714
	Leadtrend Technology Corp.	5,350	12,385
*	Lealea Enterprise Co. Ltd.	145,000	50,793
	LEE CHI Enterprises Co. Ltd.	36,000	27,761
	Lelon Electronics Corp.	18,832	35,943
	Lemtech Holdings Co. Ltd.	4,138	14,804
	Leo Systems, Inc.	13,000	10,975
*	Leofoo Development Co. Ltd.	23,000	12,705
*	Li Cheng Enterprise Co. Ltd.	34,458	36,041
*	Li Peng Enterprise Co. Ltd.	126,000	34,478
	Lian HWA Food Corp.	18,870	49,418
	Lida Holdings Ltd.	10,000	9,793
	Lien Hwa Industrial Holdings Corp.	155,073	311,202
	Ligitek Electronics Co. Ltd.	22,000	12,503
*	Lingsen Precision Industries Ltd.	82,000	46,632
	Lite-On Technology Corp.	457,000	1,002,746
	Liton Technology Corp.	12,000	12,633
	Long Da Construction & Development Corp.	54,000	40,029
	Longchen Paper & Packaging Co. Ltd.	209,028	108,473
	Longwell Co.	25,000	45,260
	Lotes Co. Ltd.	14,589	342,237
	Lotus Pharmaceutical Co. Ltd.	16,000	76,095
	Lu Hai Holding Corp.	7,700	7,983
	Lumax International Corp. Ltd.	20,000	45,706
	Lung Yen Life Service Corp.	23,000	30,956
*	LuxNet Corp.	22,000	22,174
	M31 Technology Corp.	2,000	17,500
	Ma Kuang Healthcare Holding Ltd.	5,000	8,074
	Macauto Industrial Co. Ltd.	5,000	10,611
	Machvision, Inc.	14,159	67,478
	Macroblock, Inc.	5,000	20,102
	Makalot Industrial Co. Ltd.	47,258	223,946
	Marketech International Corp.	17,000	64,832
	Materials Analysis Technology, Inc.	13,000	52,098
	Mechema Chemicals International Corp.	13,000	53,855
*	Medeon Biodesign, Inc.	2,200	4,930
#	MediaTek, Inc.	108,000	2,488,328
*	Medigen Biotechnology Corp.	10,000	13,784
#*	Medigen Vaccine Biologics Corp.	23,000	158,210
	Mega Financial Holding Co. Ltd.	705,000	835,152
	Meiloon Industrial Co.	17,000	12,090
	Mercuries & Associates Holding Ltd.	99,220	58,971
*	Mercuries Life Insurance Co. Ltd.	568,810	118,750
	Merida Industry Co. Ltd.	38,000	293,413
	Merry Electronics Co. Ltd.	51,576	139,537
	Microbio Co. Ltd.	44,533	86,623
#	Micro-Star International Co. Ltd.	239,000	946,177
	Mildef Crete, Inc.	10,000	14,103
	MIN AIK Technology Co. Ltd.	35,000	22,053
	Mirle Automation Corp.	39,000	50,260
	Mitac Holdings Corp.	259,073	244,671

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	MJ International Co. Ltd.	9,000	$13,226
#	momo.com, Inc.	25,640	702,821
	MOSA Industrial Corp.	21,000	19,257
	MPI Corp.	22,000	67,634
	Nak Sealing Technologies Corp.	15,000	43,098
	Nan Liu Enterprise Co. Ltd.	5,000	13,580
	Nan Pao Resins Chemical Co. Ltd.	23,000	101,604
	Nan Ya Plastics Corp.	434,000	978,068
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	14,202
	Nantex Industry Co. Ltd.	99,200	142,330
	Nanya Technology Corp.	185,000	325,015
*	National Aerospace Fasteners Corp.	6,000	12,472
	National Petroleum Co. Ltd.	22,000	35,442
	Netronix, Inc.	11,000	18,773
	New Best Wire Industrial Co. Ltd.	18,000	19,872
	New Era Electronics Co. Ltd.	19,000	10,810
*	Newmax Technology Co. Ltd.	23,000	23,339
	Nexcom International Co. Ltd.	30,000	32,914
	Nichidenbo Corp.	36,000	57,732
	Nidec Chaun-Choung Technology Corp.	5,000	17,462
	Nien Hsing Textile Co. Ltd.	44,000	34,209
	Nien Made Enterprise Co. Ltd.	29,000	278,572
	Niko Semiconductor Co. Ltd.	15,000	32,025
	Nishoku Technology, Inc.	10,000	24,526
	Nova Technology Corp.	2,000	10,099
	Novatek Microelectronics Corp.	228,000	2,031,205
#	Nuvoton Technology Corp.	29,000	116,992
	Nyquest Technology Co. Ltd.	7,000	18,605
	O-Bank Co. Ltd.	179,507	49,073
	Ocean Plastics Co. Ltd.	70,000	76,716
	OFCO Industrial Corp.	17,000	15,671
	OK Biotech Co. Ltd.	37,272	28,363
*	Oneness Biotech Co. Ltd.	25,000	157,615
*	Optimax Technology Corp.	30,830	17,298
	Orient Europharma Co. Ltd.	7,000	8,016
	Orient Semiconductor Electronics Ltd.	66,000	36,376
	Oriental Union Chemical Corp.	156,000	90,806
	O-TA Precision Industry Co. Ltd.	12,000	46,216
	Pacific Construction Co.	73,000	22,880
	Pacific Hospital Supply Co. Ltd.	13,000	28,831
	PADAUK Technology Co. Ltd.	3,630	11,825
	Paiho Shih Holdings Corp.	23,000	24,345
	Pan Asia Chemical Corp.	33,000	14,358
	Pan Jit International, Inc.	38,900	85,391
	Pan-International Industrial Corp.	94,000	111,513
	Panion & BF Biotech, Inc.	15,563	63,725
	Parade Technologies Ltd.	21,000	790,826
	Paragon Technologies Co. Ltd.	21,000	13,542
	Parpro Corp.	18,000	14,450
	PChome Online, Inc.	28,000	59,941
	PCL Technologies, Inc.	7,432	19,898
	P-Duke Technology Co. Ltd.	11,579	28,914
	Pegatron Corp.	528,000	1,099,183
	Pegavision Corp.	9,000	138,194
*	PharmaEssentia Corp.	16,000	304,139
*††	Pharmally International Holding Co. Ltd.	11,410	0
	Phison Electronics Corp.	57,000	559,129
	Phoenix Silicon International Corp.	15,730	33,651
	Pixart Imaging, Inc.	34,000	102,543

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Planet Technology Corp.	17,000	$43,098
	Plastron Precision Co. Ltd.	19,000	8,133
	Plotech Co. Ltd.	34,200	26,542
*	Polaris Group	6,000	25,515
	Polytronics Technology Corp.	9,423	20,864
	Posiflex Technology, Inc.	3,000	13,497
	Pou Chen Corp.	278,000	249,612
#	Powerchip Semiconductor Manufacturing Corp.	728,000	862,934
	Powertech Technology, Inc.	233,000	667,870
*	Powertip Technology Corp.	38,000	16,705
	Poya International Co. Ltd.	11,291	141,705
#	President Chain Store Corp.	82,000	775,342
	President Securities Corp.	194,604	102,131
	Primax Electronics Ltd.	85,000	198,962
*	Prime Electronics & Satellitics, Inc.	46,000	16,643
	Prince Housing & Development Corp.	248,000	95,817
	Pro Hawk Corp.	5,000	28,148
	Promate Electronic Co. Ltd.	37,000	47,604
	Prosperity Dielectrics Co. Ltd.	27,000	35,747
	P-Two Industries, Inc.	8,000	7,929
	Qisda Corp.	419,000	401,549
	QST International Corp.	11,000	20,368
	Qualipoly Chemical Corp.	32,000	38,670
	Quang Viet Enterprise Co. Ltd.	9,000	32,948
#	Quanta Computer, Inc.	392,000	1,112,863
	Quanta Storage, Inc.	69,000	94,984
#	Radiant Opto-Electronics Corp.	115,000	359,915
	Radium Life Tech Co. Ltd.	137,000	41,745
	Rafael Microelectronics, Inc.	3,607	15,211
*	RDC Semiconductor Co. Ltd.	11,000	129,515
	Realtek Semiconductor Corp.	132,000	1,517,965
	Rechi Precision Co. Ltd.	86,000	48,697
	Reward Wool Industry Corp.	14,000	8,749
	Rexon Industrial Corp. Ltd.	36,000	39,839
	Rich Development Co. Ltd.	229,000	67,265
*	Ritek Corp.	176,099	43,714
	Rodex Fasteners Corp.	12,000	17,902
*	Roo Hsing Co. Ltd.	153,000	14,877
	Ruentex Engineering & Construction Co.	16,440	45,733
	Ruentex Industries Ltd.	100,880	208,913
	Run Long Construction Co. Ltd.	51,940	114,744
	Sampo Corp.	77,800	68,218
	San Fang Chemical Industry Co. Ltd.	65,000	42,468
	San Far Property Ltd.	55,003	23,983
	San Shing Fastech Corp.	22,000	40,085
	Sanitar Co. Ltd.	9,000	10,023
	Sanyang Motor Co. Ltd.	122,000	155,988
	Savior Lifetec Corp.	45,000	24,304
	Scan-D Corp.	11,000	17,425
	SCI Pharmtech, Inc.	16,800	46,432
	Scientech Corp.	10,000	24,346
	SDI Corp.	19,000	77,318
	Sea & Land Integrated Corp.	17,000	22,487
	Sea Sonic Electronics Co. Ltd.	8,000	14,485
	Securitag Assembly Group Co.	4,000	9,843
	Senao International Co. Ltd.	33,000	34,301
	Senao Networks, Inc.	7,000	51,130
	Sensortek Technology Corp.	6,000	55,679
	Sercomm Corp.	53,000	161,035

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sesoda Corp.	56,680	$90,936
	Shanghai Commercial & Savings Bank Ltd.	614,000	1,030,729
	Shan-Loong Transportation Co. Ltd.	24,000	27,248
	Sharehope Medicine Co. Ltd.	35,240	41,447
	ShenMao Technology, Inc.	18,000	32,745
	Shih Her Technologies, Inc.	11,000	20,561
	Shihlin Electric & Engineering Corp.	85,000	180,693
*	Shihlin Paper Corp.	25,000	47,051
	Shin Hsiung Natural Gas Co. Ltd.	10,080	26,780
	Shin Kong Financial Holding Co. Ltd.	3,079,601	880,301
	Shin Ruenn Development Co. Ltd.	15,858	13,912
	Shin Shin Natural Gas Co.	7,000	10,203
	Shin Zu Shing Co. Ltd.	49,866	135,033
	Shinih Enterprise Co. Ltd.	17,000	11,982
*	Shining Building Business Co. Ltd.	102,206	31,486
	Shinkong Insurance Co. Ltd.	76,000	131,142
	Shinkong Synthetic Fibers Corp.	339,000	206,215
	Shinkong Textile Co. Ltd.	39,000	52,744
	Shiny Chemical Industrial Co. Ltd.	27,498	138,511
	ShunSin Technology Holding Ltd.	7,000	16,439
*	Shuttle, Inc.	106,000	48,588
#	Sigurd Microelectronics Corp.	111,438	186,562
	Silergy Corp.	24,000	449,145
	Silicon Optronics, Inc.	7,000	20,685
	Silicon Power Computer & Communications, Inc.	21,000	13,770
	Simplo Technology Co. Ltd.	54,000	477,285
	Sinbon Electronics Co. Ltd.	48,000	445,786
	Singatron Enterprise Co. Ltd.	17,000	12,253
	Sinher Technology, Inc.	11,000	12,769
	Sinmag Equipment Corp.	11,000	33,714
	Sino-American Silicon Products, Inc.	143,000	682,236
	Sinon Corp.	148,000	173,267
	SinoPac Financial Holdings Co. Ltd.	169,000	95,718
	Sinopower Semiconductor, Inc.	5,000	19,497
	Sinphar Pharmaceutical Co. Ltd.	23,000	21,749
	Sinyi Realty, Inc.	47,965	48,940
	Sirtec International Co. Ltd.	25,200	19,035
#	Sitronix Technology Corp.	31,000	174,422
	Siward Crystal Technology Co. Ltd.	33,000	41,138
	Soft-World International Corp.	16,000	39,617
	Solar Applied Materials Technology Corp.	151,711	188,154
	Solomon Technology Corp.	52,000	51,653
	Solteam, Inc.	19,000	35,441
	Sonix Technology Co. Ltd.	38,000	73,782
	Southeast Cement Co. Ltd.	61,000	36,764
	Speed Tech Corp.	20,000	36,667
	Spirox Corp.	17,000	14,952
#	Sporton International, Inc.	30,002	205,538
	St Shine Optical Co. Ltd.	9,000	78,956
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	29,734
	Standard Foods Corp.	88,000	125,897
	Star Comgistic Capital Co. Ltd.	8,339	6,718
	Stark Technology, Inc.	18,000	52,307
	Sun Race Sturmey-Archer, Inc.	7,000	9,988
*	Sun Yad Construction Co. Ltd.	53,000	27,009
	Sunjuice Holdings Co. Ltd.	3,000	26,802
	Sunko INK Co. Ltd.	29,750	16,178
	SunMax Biotechnology Co. Ltd.	6,000	30,078
	Sunny Friend Environmental Technology Co. Ltd.	9,000	55,482

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sunonwealth Electric Machine Industry Co. Ltd.	40,000	$51,928
	Sunplus Innovation Technology, Inc.	6,000	16,092
	Sunplus Technology Co. Ltd.	97,000	94,741
	Sunrex Technology Corp.	28,000	36,132
	Sunspring Metal Corp.	27,540	24,402
	Superior Plating Technology Co. Ltd.	9,000	16,768
	Supreme Electronics Co. Ltd.	139,145	172,965
#	Swancor Holding Co. Ltd.	26,000	95,757
	Sweeten Real Estate Development Co. Ltd.	41,796	32,871
	Symtek Automation Asia Co. Ltd.	6,000	18,868
	Syncmold Enterprise Corp.	29,500	61,176
*	SYNergy ScienTech Corp.	12,000	8,710
	Synmosa Biopharma Corp.	61,688	64,232
	Synnex Technology International Corp.	407,000	755,054
	Sysage Technology Co. Ltd.	30,000	33,708
	Systex Corp.	56,000	137,623
	TA Chen Stainless Pipe	445,668	522,488
	Ta Liang Technology Co. Ltd.	11,000	20,302
	Ta Ya Electric Wire & Cable	96,834	77,314
	Tah Hsin Industrial Corp.	12,870	29,422
	TA-I Technology Co. Ltd.	26,750	39,192
*	Tai Tung Communication Co. Ltd.	24,000	11,769
	Taichung Commercial Bank Co. Ltd.	722,183	321,564
#	TaiDoc Technology Corp.	20,000	130,464
	Taiflex Scientific Co. Ltd.	40,000	55,047
#	Taimide Tech, Inc.	27,000	36,188
	Tainan Enterprises Co. Ltd.	15,000	11,066
	Tai-Saw Technology Co. Ltd.	16,000	21,008
	Taishin Financial Holding Co. Ltd.	1,283,277	675,519
	TaiSol Electronics Co. Ltd.	6,000	8,152
	Taisun Enterprise Co. Ltd.	11,000	12,720
#	Taita Chemical Co. Ltd.	83,945	67,715
	TAI-TECH Advanced Electronics Co. Ltd.	14,000	41,383
	Taitien Electronics Co. Ltd.	9,000	10,248
	Taiwan Business Bank	724,630	300,755
	Taiwan Cement Corp.	379,916	493,005
	Taiwan Chelic Corp. Ltd.	7,000	13,150
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	30,029
	Taiwan Cogeneration Corp.	30,000	37,363
	Taiwan Cooperative Financial Holding Co. Ltd.	522,445	478,996
	Taiwan Fertilizer Co. Ltd.	87,000	186,587
	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	48,347
	Taiwan FU Hsing Industrial Co. Ltd.	45,000	60,463
	Taiwan Glass Industry Corp.	159,000	94,647
	Taiwan High Speed Rail Corp.	300,000	293,190
	Taiwan Hon Chuan Enterprise Co. Ltd.	68,000	168,487
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	55,000	75,820
*	Taiwan IC Packaging Corp.	14,000	6,347
*††	Taiwan Land Development Corp.	134,000	8,996
	Taiwan Line Tek Electronic	30,000	27,266
	Taiwan Mobile Co. Ltd.	121,000	410,612
	Taiwan Paiho Ltd.	69,000	140,938
	Taiwan PCB Techvest Co. Ltd.	67,000	83,069
	Taiwan Pelican Express Co. Ltd.	8,000	13,879
	Taiwan Sakura Corp.	29,000	61,305
	Taiwan Sanyo Electric Co. Ltd.	25,000	29,541
	Taiwan Secom Co. Ltd.	59,000	202,481
	Taiwan Semiconductor Co. Ltd.	48,000	129,814
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	100,238	8,869,058

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,104,000	$18,933,120
	Taiwan Shin Kong Security Co. Ltd.	84,500	110,437
	Taiwan Styrene Monomer	164,000	76,076
	Taiwan Surface Mounting Technology Corp.	67,000	194,741
	Taiwan Taxi Co. Ltd.	6,615	17,231
*	Taiwan TEA Corp.	130,000	83,170
	Taiwan Union Technology Corp.	61,000	106,643
	Taiwan-Asia Semiconductor Corp.	55,500	76,825
*	Tatung Co. Ltd.	381,000	444,607
#	TCI Co. Ltd.	25,877	124,783
	Te Chang Construction Co. Ltd.	12,000	11,687
	Team Group, Inc.	14,000	13,282
	Teco Electric & Machinery Co. Ltd.	431,000	424,161
	Tehmag Foods Corp.	4,400	37,834
	TEKOM Technologies, Inc.	7,200	26,690
	Tera Autotech Corp.	22,701	14,011
	Test Research, Inc.	30,000	61,774
	Test Rite International Co. Ltd.	34,000	24,709
	Tex-Ray Industrial Co. Ltd.	49,000	19,724
	Thermaltake Technology Co. Ltd.	16,495	14,341
	Thinking Electronic Industrial Co. Ltd.	17,000	79,554
	Thye Ming Industrial Co. Ltd.	29,000	39,743
	Tian Zheng International Precision Machinery Co. Ltd.	5,000	8,293
#	Ting Sin Co. Ltd.	32,000	18,939
	Tofu Restaurant Co. Ltd.	1,000	5,020
#	Ton Yi Industrial Corp.	298,000	163,503
	Tong Hsing Electronic Industries Ltd.	32,878	216,116
	Tong Ming Enterprise Co. Ltd.	10,000	14,514
	Tong Yang Industry Co. Ltd.	61,000	102,613
*	Tong-Tai Machine & Tool Co. Ltd.	40,000	18,590
	Top Bright Holding Co. Ltd.	5,000	19,171
	Top Union Electronics Corp.	16,587	13,498
*	TOPBI International Holdings Ltd.	40,607	15,814
	Topco Scientific Co. Ltd.	33,000	170,544
	Topco Technologies Corp.	18,000	46,377
	Topkey Corp.	17,000	83,661
	Topoint Technology Co. Ltd.	35,000	33,465
	Toung Loong Textile Manufacturing	23,000	21,834
	TPK Holding Co. Ltd.	89,000	102,337
	Trade-Van Information Services Co.	16,000	32,439
	Transart Graphics Co. Ltd.	6,000	11,879
	Transcend Information, Inc.	59,000	125,997
	Transcom, Inc.	4,000	17,409
*	TrueLight Corp.	21,000	18,058
	Tsann Kuen Enterprise Co. Ltd.	19,000	20,667
	TSC Auto ID Technology Co. Ltd.	8,300	48,117
	TSRC Corp.	144,000	124,803
	TST Group Holding Ltd.	3,600	13,500
	TTFB Co. Ltd.	2,000	15,377
	TTY Biopharm Co. Ltd.	45,000	106,417
#	Tung Ho Steel Enterprise Corp.	139,270	241,616
	Tung Ho Textile Co. Ltd.	29,000	15,870
	Tung Thih Electronic Co. Ltd.	9,000	45,372
	Turvo International Co. Ltd.	7,000	26,714
	TXC Corp.	80,000	234,727
	TYC Brother Industrial Co. Ltd.	22,000	23,340
*	Tycoons Group Enterprise	103,000	27,753
	Tyntek Corp.	45,000	28,545
*	TZE Shin International Co. Ltd.	30,000	20,771

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	UDE Corp.	13,000	$16,568
	Unic Technology Corp.	41,000	20,824
	Union Bank Of Taiwan	538,565	240,824
#	Uni-President Enterprises Corp.	1,043,000	2,455,361
	Unitech Computer Co. Ltd.	37,000	37,707
*	Unitech Printed Circuit Board Corp.	142,000	81,070
	United Integrated Services Co. Ltd.	51,000	261,478
	United Orthopedic Corp.	15,000	14,988
	United Radiant Technology	28,000	14,901
*	United Recommend International Co. Ltd.	6,000	16,613
*	United Renewable Energy Co. Ltd.	99,571	73,539
††	Unity Opto Technology Co. Ltd.	140,000	3,612
	Univacco Technology, Inc.	15,000	15,112
	Universal Vision Biotechnology Co. Ltd.	9,000	98,835
	Universal, Inc.	12,000	9,882
	Unizyx Holding Corp.	109,000	113,711
	UPC Technology Corp.	327,169	166,235
	Userjoy Technology Co. Ltd.	12,250	28,065
#	USI Corp.	326,320	250,028
*	Usun Technology Co. Ltd.	9,000	8,031
	U-Tech Media Corp.	34,000	18,697
	Utechzone Co. Ltd.	15,000	40,931
	UVAT Technology Co. Ltd.	8,000	17,252
	Value Valves Co. Ltd.	5,383	15,796
	Ve Wong Corp.	23,000	25,593
	Ventec International Group Co. Ltd.	18,000	39,500
	VIA Labs, Inc.	3,000	24,253
	Via Technologies, Inc.	14,000	34,545
*	Victory New Materials Ltd. Co.	25,000	8,357
	Viking Tech Corp.	14,000	27,572
	Visual Photonics Epitaxy Co. Ltd.	39,000	96,363
	Vivotek, Inc.	8,000	21,407
	Voltronic Power Technology Corp.	15,915	781,701
	Waffer Technology Corp.	23,000	31,673
	Wah Hong Industrial Corp.	13,000	11,451
	Wah Lee Industrial Corp.	43,780	128,697
	Walsin Lihwa Corp.	531,000	604,084
	Walsin Technology Corp.	80,000	273,477
	We & Win Development Co. Ltd.	30,000	9,072
#	WEI Chih Steel Industrial Co. Ltd.	27,000	19,886
	Wei Chuan Foods Corp.	65,000	44,127
	Weikeng Industrial Co. Ltd.	68,945	60,968
	Well Shin Technology Co. Ltd.	16,000	24,015
	WELLELL, Inc.	17,000	14,449
	Wha Yu Industrial Co. Ltd.	18,000	10,031
	Wholetech System Hitech Ltd.	18,000	28,672
	Win Semiconductors Corp.	78,000	414,343
	Winbond Electronics Corp.	884,000	688,213
	Winmate, Inc.	7,000	17,629
	Winstek Semiconductor Co. Ltd.	12,000	19,122
	WinWay Technology Co. Ltd.	3,000	39,070
	Wisdom Marine Lines Co. Ltd.	91,102	209,156
	Wisechip Semiconductor, Inc.	8,000	17,699
	Wistron Corp.	791,436	702,023
	Wistron Information Technology & Services Corp.	10,000	26,202
	Wistron NeWeb Corp.	93,340	234,327
#	Wiwynn Corp.	29,000	717,359
	Wonderful Hi-Tech Co. Ltd.	17,954	21,670
	Wowprime Corp.	12,000	49,505

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	WPG Holdings Ltd.	632,400	$1,062,537
	WT Microelectronics Co. Ltd.	173,000	400,836
	WUS Printed Circuit Co. Ltd.	30,780	28,535
	XAC Automation Corp.	24,000	19,918
	X-Legend Entertainment Co. Ltd.	8,000	11,021
	Xxentria Technology Materials Corp.	37,000	81,551
	Ya Horng Electronic Co. Ltd.	8,000	11,184
	Yageo Corp.	89,202	1,029,931
	Yang Ming Marine Transport Corp.	259,000	781,089
	YC INOX Co. Ltd.	55,000	56,355
	YCC Parts Manufacturing Co. Ltd.	13,000	18,576
	Yea Shin International Development Co. Ltd.	48,000	36,683
	Yem Chio Co. Ltd.	121,999	57,223
	Yen Sun Technology Corp.	9,000	9,445
	YFC-Boneagle Electric Co. Ltd.	29,000	29,556
#	YFY, Inc.	145,000	116,985
	Yi Jinn Industrial Co. Ltd.	62,000	35,527
	Yi Shin Textile Industrial Co. Ltd.	7,000	7,948
*	Yieh Phui Enterprise Co. Ltd.	361,756	197,935
	YONGGU Group, Inc.	11,000	19,870
	Yonyu Plastics Co. Ltd.	23,000	25,516
	Young Fast Optoelectronics Co. Ltd.	17,000	18,037
	Youngtek Electronics Corp.	28,000	63,667
	Yuan High-Tech Development Co. Ltd.	7,200	18,750
	Yuanta Financial Holding Co. Ltd.	1,131,800	758,644
	Yuen Chang Stainless Steel Co. Ltd.	18,000	12,527
	Yuen Foong Yu Consumer Products Co. Ltd.	23,000	29,854
	Yulon Finance Corp.	59,399	355,710
	Yulon Motor Co. Ltd.	242,264	371,671
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	48,497
	Yungshin Construction & Development Co. Ltd.	36,000	72,812
	YungShin Global Holding Corp.	46,000	62,741
	Zeng Hsing Industrial Co. Ltd.	9,000	40,343
	Zenitron Corp.	45,000	45,168
	Zero One Technology Co. Ltd.	42,633	56,010
	Zhen Ding Technology Holding Ltd.	168,800	639,356
	Zhong Yang Technology Co. Ltd.	10,053	15,189
	Zig Sheng Industrial Co. Ltd.	86,000	32,337
	ZillTek Technology Corp.	6,000	47,227
*	Zinwell Corp.	72,000	41,424
	Zippy Technology Corp.	30,000	41,537
	ZongTai Real Estate Development Co. Ltd.	51,388	47,573
TOTAL TAIWAN			148,432,336
THAILAND — (2.0%)
	2S Metal PCL	70,400	6,962
	AAPICO Hitech PCL, NVDR	34,100	19,547
	Advanced Information Technology PCL	278,000	44,936
	AEON Thana Sinsap Thailand PCL	25,400	114,545
*	After You PCL	38,600	9,857
	AgriPure Holdings PLC	90,200	13,477
	AI Energy PCL	57,875	5,188
*	Airports of Thailand PCL	279,300	533,030
	AJ Plast PCL	70,300	28,265
	Amanah Leasing PCL	58,700	6,474
	Amata Corp. PCL	49,700	24,303
*	Ananda Development PCL	590,800	21,668
	AP Thailand PCL	861,500	228,189
	Asia Plus Group Holdings PCL	545,200	47,100

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Asia Sermkij Leasing PCL, NVDR	39,450	$38,582
	Asian Insulators PCL	77,325	12,289
	Asian Sea Corp. PCL, Class F	44,200	19,212
	Asiasoft Corp. PCL	65,100	26,351
	Asset World Corp. PCL	436,700	59,318
	Bangchak Corp. PCL	414,400	332,105
	Bangkok Chain Hospital PCL	466,000	256,990
	Bangkok Commercial Asset Management PCL	350,600	160,966
	Bangkok Dusit Medical Services PCL, Class F	790,900	574,751
	Bangkok Expressway & Metro PCL	692,500	163,672
	Bangkok Insurance PCL	14,600	107,090
	Bangkok Land PCL	2,786,800	77,222
	Bangkok Life Assurance PCL, NVDR	16,100	16,621
	BCPG PCL	285,200	79,029
	BEC World PCL	432,100	146,733
	Berli Jucker PCL	178,100	157,247
*	Bound & Beyond PCL	36,000	12,029
	BTS Group Holdings PCL	607,900	142,025
	Bumrungrad Hospital PCL	36,200	178,984
	Business Online PCL	27,800	7,930
	Cal-Comp Electronics Thailand PCL, Class F	1,253,416	85,808
	Carabao Group PCL, Class F	56,900	173,900
*	Central Plaza Hotel PCL	38,300	43,700
	Central Retail Corp. PCL	293,250	290,780
	CH Karnchang PCL	232,000	134,876
	Chularat Hospital PCL, Class F	1,577,000	160,228
	CIMB Thai Bank PCL	636,000	14,168
	Com7 PCL, Class F	317,200	262,825
*	Country Group Holdings PCL, Class F	314,000	6,824
	CP ALL PCL	279,100	464,408
	Delta Electronics Thailand PCL	28,700	369,568
	Demco PCL	273,100	23,741
	Dhipaya Group Holdings PCL	200,400	318,484
	Diamond Building Products PCL	101,400	20,247
	Do Day Dream PCL	27,700	10,460
	Dohome PCL	214,629	93,875
	Dynasty Ceramic PCL	1,232,400	94,414
	Eastern Polymer Group PCL, Class F	275,100	72,493
	Eastern Power Group PCL	116,500	14,179
	Eastern Water Resources Development & Management PCL, Class F	200,000	37,490
	Ekachai Medical Care PCL	74,776	15,540
	Energy Absolute PCL	174,600	392,506
*	Esso Thailand PCL	375,400	108,102
*	Everland PCL	1,534,600	10,839
	Exotic Food PCL, Class F	52,700	21,332
	Forth Corp. PCL	77,600	93,811
	Forth Smart Service PCL	89,100	47,443
	Fortune Parts Industry PCL, Class F	205,700	15,982
	Frasers Property Thailand PCL	144,800	59,006
*	General Engineering PCL	1,886,200	10,761
	Global Green Chemicals PCL, Class F	67,500	27,139
	Gunkul Engineering PCL	1,441,700	211,496
	Haad Thip PCL	21,600	17,164
	Hana Microelectronics PCL	123,700	153,743
	Home Product Center PCL	807,600	291,798
	Humanica PCL	46,300	14,716
	Hwa Fong Rubber Thailand PCL	63,500	11,213
	Ichitan Group PCL	152,500	32,936
	Index Livingmall PCL	55,400	25,134

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Indorama Ventures PCL	101,600	$120,755
	Infraset PCL	100,800	11,556
	Interlink Communication PCL	112,600	23,554
*	Interlink Telecom PCL	187,100	20,840
	Intouch Holdings PCL, Class F	18,900	35,941
	IRPC PCL	3,718,800	329,348
	IT City PCL	44,800	8,519
	JAS Asset PCL, Class F	89,100	9,246
*	Jasmine International PCL	716,700	51,012
*	Jasmine Technology Solution PCL	20,800	311,915
	Jay Mart PCL	45,700	59,282
*	JKN Global Media PCL	125,400	13,286
	Jubilee Enterprise PCL	41,000	28,124
	JWD Infologistics PCL	92,500	33,422
	Kang Yong Electric PCL	1,200	11,410
	Karmarts PCL	290,700	38,065
	Kaset Thai International Sugar Corp. PCL, Class F	66,700	8,190
	Kasikornbank PCL	46,600	184,830
	Kasikornbank PCL, NVDR	28,200	111,850
	KCE Electronics PCL	227,700	388,160
	Khon Kaen Sugar Industry PCL	439,200	41,760
	Kiatnakin Phatra Bank PCL	53,500	95,562
	Krung Thai Bank PCL	250,700	108,289
	Krungthai Card PCL	160,200	249,157
	Ladprao General Hospital PCL, Class F	40,000	6,303
	Lalin Property PCL	148,400	35,880
	Land & Houses PCL	1,151,300	265,853
	LH Financial Group PCL	907,300	29,331
	Loxley PCL	724,500	44,875
	LPN Development PCL	654,100	78,186
*	Master Ad PCL	1,102,400	15,573
*	MBK PCL	185,899	79,289
	MC Group PCL	106,000	27,213
*	MDX PCL	107,900	14,598
	Mega Lifesciences PCL	113,100	149,786
	Millcon Steel PCL	341,770	7,892
*	Minor International PCL	81,700	74,353
	MK Restaurants Group PCL	38,600	53,480
*	Mono Next PCL	305,000	12,594
	Muang Thai Insurance PCL	3,900	12,926
*	Nawarat Patanakarn PCL	500,000	9,780
	Netbay PCL	24,000	16,463
	Noble Development PCL	258,300	31,577
	Northeast Rubber PCL	216,700	35,616
	Origin Property PCL, Class F	284,600	76,929
	Osotspa PCL	299,200	254,007
*	Plan B Media PCL, Class F	1,089,472	179,063
	Polyplex Thailand PCL	89,700	55,560
*	Power Solution Technologies PCL, Class F	178,060	8,949
	Praram 9 Hospital PCL	32,600	15,144
	Premier Marketing PCL	111,900	27,055
	Prima Marine PCL	126,800	18,429
*	Principal Capital PCL	118,400	22,355
	Property Perfect PCL	3,068,310	33,342
	Pruksa Holding PCL	297,800	100,318
	PTG Energy PCL	345,100	134,065
	PTT Global Chemical PCL	304,100	365,564
	Pylon PCL	55,700	6,688
	Quality Houses PCL	2,547,100	148,079

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	R&B Food Supply PCL	78,200	$27,193
*	Raimon Land PCL	716,700	14,408
	Rajthanee Hospital PCL	31,400	32,415
	Ratchaphruek Hospital PCL, Class F	60,100	10,204
	Ratchthani Leasing PCL	563,737	62,484
	RPCG Pcl	310,500	9,447
	RS PCL	101,200	42,613
	S 11 Group PCL	62,700	9,113
*	S Hotels & Resorts PCL	347,400	36,996
	S Kijchai Enterprise PCL, Class F	57,400	9,746
	Sabina PCL	24,600	16,574
	Sahamitr Pressure Container PCL	71,900	30,666
	Saha-Union PCL	41,400	29,804
*	Samart Corp. PCL	156,200	24,612
	Samart Telcoms PCL	76,700	13,231
	Sansiri PCL	5,141,200	139,669
	Sappe PCL	28,600	28,553
	SC Asset Corp. PCL	349,800	32,120
	SCB X PCL	74,300	204,875
	SCG Ceramics PCL	248,200	13,418
	SCG Packaging PCL	40,700	56,390
*	SEAFCO PCL	227,290	21,241
*	Seafresh Industry PCL	197,800	17,948
	Sena Development PCL	228,900	24,003
*	SENA J Property PCL	360,200	10,764
*	Seven Utilities & Power PLC	879,600	21,267
	Siam Global House PCL	358,952	183,328
	Siamgas & Petrochemicals PCL	263,500	83,037
	Siamrajathanee PCL	19,200	6,155
	Sikarin PCL, Class F	132,000	43,390
*	Simat Technologies PCL	253,600	15,846
	Singer Thailand PCL	27,800	31,342
*	Singha Estate PCL	706,700	36,093
	Sino-Thai Engineering & Construction PCL	285,400	93,815
	SiS Distribution Thailand PCL	22,200	17,038
*	SKY ICT PCL, Class F	64,400	18,195
	SNC Former PCL	27,900	14,022
	Somboon Advance Technology PCL	40,500	19,584
	SPCG PCL	255,900	109,145
	Sri Trang Agro-Industry PCL	209,700	123,621
	Sri Trang Gloves Thailand PCL	379,700	168,137
	Sriracha Construction PCL	31,600	8,756
	Srisawad Corp. PCL	215,720	291,553
	Srithai Superware PCL	359,200	12,295
	Srivichai Vejvivat PCL	64,300	19,390
	Star Petroleum Refining PCL	575,800	183,017
*	STARK Corp. PCL	768,800	90,226
	Stars Microelectronics Thailand PCL	115,900	14,421
	Supalai PCL	424,100	223,514
	Super Energy Corp. PCL	6,971,700	134,472
	Susco PCL	321,100	30,357
	SVI PCL	89,600	19,108
	Synnex Thailand PCL	79,800	40,756
	Syntec Construction PCL	213,300	9,098
	TAC Consumer PCL, Class F	132,900	23,829
	Taokaenoi Food & Marketing PCL, Class F	110,400	21,444
	Thai Nakarin Hospital PCL	18,000	17,726
	Thai Oil PCL	379,700	528,651
	Thai President Foods PCL, Class F	7,500	39,527

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Thai Reinsurance PCL	537,000	$15,464
	Thai Rubber Latex Group PCL	257,760	15,826
	Thai Stanley Electric PCL, Class F	4,600	21,182
	Thai Union Group PCL, Class F	470,500	208,344
	Thai Vegetable Oil PCL	117,100	97,027
	Thai Wah PCL, Class F	70,400	10,710
	Thaicom PCL	155,500	37,175
	Thaitheparos PCL	13,400	10,375
	Thanachart Capital PCL	61,800	63,378
	Thitikorn PCL	37,600	10,164
	Thonburi Healthcare Group PCL	114,300	201,057
	Tipco Asphalt PCL	183,800	79,891
	TIPCO Foods PCL	79,100	18,695
	Tisco Financial Group PCL	60,200	144,735
	TKS Technologies PCL	86,680	22,371
	TMBThanachart Bank PCL	2,822,040	91,998
	TOA Paint Thailand PCL	267,000	199,470
	Total Access Communication PCL	93,900	117,343
	TQM Corp. PCL	56,000	68,460
*	TRC Construction PCL	1,142,600	9,312
*	Triton Holding PCL	1,264,900	6,529
	True Corp. PCL	1,701,400	219,088
*	TTCL PCL	66,100	8,619
	TTW PCL	352,100	99,480
*	U City PLC, Class F	986,100	30,807
	Union Auction PCL	46,200	10,104
*	Unique Engineering & Construction PCL	257,300	33,412
	United Paper PCL	103,100	47,335
	Univentures PCL	258,800	17,858
	Vanachai Group PCL	99,600	19,888
	VGI PCL	1,158,380	137,206
	Vibhavadi Medical Center PCL	292,300	19,376
	WHA Corp. PCL	1,026,100	83,627
	WHA Utilities & Power PCL	263,200	26,599
	WICE Logistics PCL	66,000	20,440
	Workpoint Entertainment PCL	54,600	28,183
	Ziga Innovation PCL	86,300	12,309
TOTAL THAILAND			18,541,483
TURKEY — (0.3%)
	Agesa Hayat ve Emeklilik AS	7,786	8,857
	Akbank TAS	311,293	150,699
	Alkim Alkali Kimya AS	15,773	18,879
*	Anadolu Anonim Turk Sigorta Sirketi	58,272	20,025
	Anadolu Efes Biracilik Ve Malt Sanayii AS	19,192	39,436
	Anadolu Hayat Emeklilik AS	19,654	13,602
#	Arcelik AS	39,236	142,446
	Aselsan Elektronik Sanayi Ve Ticaret AS	40,825	50,639
	Aygaz AS	5,453	11,323
	BIM Birlesik Magazalar AS	40,158	206,982
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	10,960	26,510
	Borusan Yatirim ve Pazarlama AS	1,401	31,210
	Coca-Cola Icecek AS	10,282	83,426
	Deva Holding AS	8,625	16,282
*	Dogan Sirketler Grubu Holding AS	353,461	76,839
	Dogus Otomotiv Servis ve Ticaret AS	8,999	42,626
	EGE Endustri VE Ticaret AS	224	26,737
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	34,460	27,329
Ω	Enerjisa Enerji AS	38,665	32,738

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Eregli Demir ve Celik Fabrikalari TAS	55,419	$85,845
*	Fenerbahce Futbol AS	6,067	17,065
	Ford Otomotiv Sanayi AS	7,423	126,279
*	Goodyear Lastikleri TAS	25,809	15,161
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	66,706	33,133
*	GSD Holding AS	159,636	35,897
*	Gubre Fabrikalari TAS	6,562	32,716
#*	Hektas Ticaret TAS	100,220	184,369
	Is Yatirim Menkul Degerler AS, Class A	42,746	50,196
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	31,320	14,843
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	23,017	10,858
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	78,533	47,039
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	175,589	13,932
	Koza Altin Isletmeleri AS	3,880	35,077
*	Koza Anadolu Metal Madencilik Isletmeleri AS	50,496	80,194
	Logo Yazilim Sanayi Ve Ticaret AS	13,580	34,726
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	10,464	36,835
*	Migros Ticaret AS	7,362	23,066
*Ω	MLP Saglik Hizmetleri AS	10,490	24,052
	Otokar Otomotiv Ve Savunma Sanayi AS	2,650	70,942
*	Petkim Petrokimya Holding AS	223,129	111,153
*	Reysas Tasimacilik ve Lojistik Ticaret AS	39,132	20,728
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	59,353	46,127
*	Sasa Polyester Sanayi AS	48,880	121,863
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	32,779	31,142
*	TAV Havalimanlari Holding AS	32,931	103,474
	Tekfen Holding AS	27,917	39,760
*	Teknosa Ic Ve Dis Ticaret AS	25,300	11,686
	Tofas Turk Otomobil Fabrikasi AS	26,012	107,401
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	88,108	24,142
	Turk Traktor ve Ziraat Makineleri AS	3,310	44,030
#*	Turkiye Halk Bankasi AS	130,977	35,678
*	Turkiye Petrol Rafinerileri AS	3,508	52,547
#*	Turkiye Sinai Kalkinma Bankasi AS	640,671	94,638
*	Turkiye Vakiflar Bankasi TAO, Class D	131,151	28,642
*	Ulker Biskuvi Sanayi AS	20,543	16,925
	Vestel Elektronik Sanayi ve Ticaret AS	17,643	23,742
#	Yapi ve Kredi Bankasi AS	379,984	101,141
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	19,377
*	Zorlu Enerji Elektrik Uretim AS	90,125	10,490
TOTAL TURKEY			3,043,496
UNITED ARAB EMIRATES — (1.4%)
	Abu Dhabi Commercial Bank PJSC	306,705	762,334
	Abu Dhabi Islamic Bank PJSC	442,453	1,096,498
	Abu Dhabi National Hotels	20,140	21,111
	Abu Dhabi National Insurance Co. PSC	13,260	22,241
	Abu Dhabi National Oil Co. for Distribution PJSC	558,593	651,369
	Abu Dhabi Ship Building Co. PJSC	15,970	15,767
	Agthia Group PJSC	95,198	138,463
*	Ajman Bank PJSC	162,820	33,649
	Aldar Properties PJSC	409,425	546,957
*	Amlak Finance PJSC	124,149	16,494
	Aramex PJSC	165,155	170,265
*	Deyaar Development PJSC	434,668	59,328
	Dubai Financial Market PJSC	163,737	76,574
	Dubai Investments PJSC	613,041	385,966
	Dubai Islamic Bank PJSC	354,169	567,558
*	Emaar Development PJSC	301,843	364,966

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emaar Properties PJSC	838,298	$1,258,027
	Emirates Driving Co.	4,631	25,190
	Emirates NBD Bank PJSC	309,859	1,166,185
	Emirates Telecommunications Group Co. PJSC	338,134	2,566,244
*	Eshraq Investments PJSC	452,979	41,111
	First Abu Dhabi Bank PJSC	277,027	1,466,164
*	Gulf Pharmaceutical Industries PSC	63,071	23,553
*	International Holding Co. PJSC	6,187	498,167
*	Manazel PJSC	301,353	31,876
	National Central Cooling Co. PJSC	38,960	29,638
*	RAK Properties PJSC	397,886	75,214
	Ras Al Khaimah Ceramics	132,162	102,981
*	SHUAA Capital PSC	265,287	36,131
*	Union Properties PJSC	564,802	38,098
TOTAL UNITED ARAB EMIRATES			12,288,119
UNITED STATES — (0.0%)
	Sempra Energy	684	112,035
TOTAL COMMON STOCKS			890,460,390
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
	Alpargatas SASeries D	19,235	81,749
	Banco ABC Brasil SA	24,427	81,343
Ω	Banco BMG SASeries B	27,100	12,937
	Banco Bradesco SA	363,508	1,224,550
	Banco do Estado do Rio Grande do Sul SA Class B	59,900	115,885
	Banco Pan SA	45,800	58,776
	Braskem SA Class A	14,718	104,367
	Centrais Eletricas Brasileiras SA Class B	21,400	195,756
	Centrais Eletricas Santa CatarinaSeries A	3,500	36,190
	Cia de Saneamento do ParanaSeries A	115,531	83,733
	Cia de Transmissao de Energia Eletrica Paulista	45,400	199,970
	Cia Energetica de Minas Gerais	366,807	796,836
	Cia Energetica do Ceara Class A	2,900	26,219
	Cia Paranaense de Energia	428,216	578,502
	EMAE-Empresa Metropolitana de Aguas e Energia SA	800	5,257
	Eucatex SA Industria e Comercio	27,000	43,051
	Gerdau SA	104,500	494,012
	Grazziotin SA	2,000	10,978
	Itau Unibanco Holding SA	465,918	2,126,937
	Marcopolo SA	188,554	90,011
	Randon SA Implementos e Participacoes	56,100	108,967
	Schulz SA	17,600	14,797
	Track & Field Co. SA	10,200	19,576
	Unipar Carbocloro SA Class B	15,510	249,702
TOTAL BRAZIL			6,760,101
CHILE — (0.1%)
	Embotelladora Andina SA Class B	64,229	116,540
	Sociedad Quimica y Minera de Chile SA Class B	6,986	693,863
TOTAL CHILE			810,403
COLOMBIA — (0.0%)
	Banco Davivienda SA	2,031	14,506
	Bancolombia SA	2,120	15,637

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

COLOMBIA — (Continued)
	Grupo Aval Acciones y Valores SA	542,946	$93,721
	Grupo de Inversiones Suramericana SA	34,903	125,380
TOTAL COLOMBIA			249,244
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	3,315	2,529
TAIWAN — (0.0%)
	China Development Financial Holding Corp.	407,904	115,563
THAILAND — (0.0%)
*	U City PLC	1,840,500	42,000
TOTAL PREFERRED STOCKS			7,979,840
RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*	Zhong An Group Ltd. Rights 12/31/22	4,569	0
MALAYSIA — (0.0%)
*	PESTECH International Bhd Warrants 12/15/28	12,863	448
*	Yinson Holdings Bhd	58,560	5,789
TOTAL MALAYSIA			6,237
SOUTH KOREA — (0.0%)
*	HSD Engine Co. Ltd.	708	976
*	NOVAREX Co. Ltd.	75	306
TOTAL SOUTH KOREA			1,282
TAIWAN — (0.0%)
*	Acon Holding, Inc.	7,042	176
*	GlycoNex, Inc.	742	159
*	GMI Technology, Inc.	3,147	147
*	Hiwin Technologies Corp.	1,787	3,313
*	OFCO Industrial Corp.	1,426	74
*	Unitech Printed Circuit Board Corp.	9,170	919
*	Waffer Technology Corp.	1,837	568
*	Walsin Lihwa Corp.	37,140	1,116
*	YFC-Boneagle Electric Co. Ltd.	1,236	431
*	Yulon Finance Corp.	4,928	4,691
TOTAL TAIWAN			11,594
THAILAND — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	139,000	12,084
*	EP W4 Warrants 04/27/2023	29,125	245
*	Interlink Telecom PCL	37,420	112
*	MBK PCL	7,436	2,525
*	Tritn W5 Warrants 03/15/2023	252,980	343
*	Vibhavadi Medical Center PCL	24,358	0
TOTAL THAILAND			15,309
TOTAL RIGHTS/WARRANTS			34,422
TOTAL INVESTMENT SECURITIES (Cost $926,940,973)			898,474,652

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	1,520,284	$17,585,128
TOTAL INVESTMENTS — (100.0%)
(Cost $944,524,511)^^			$916,059,780
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$33,312,929	$150,886	—	$33,463,815
Chile	1,457,806	2,911,359	—	4,369,165
China	26,382,853	256,693,259	$273,145	283,349,257
Colombia	1,004,709	—	—	1,004,709
Czech Republic	—	178,204	—	178,204
Egypt	207,915	—	—	207,915
Greece	24,904	3,012,928	—	3,037,832
Hong Kong	—	275,055	—	275,055
Hungary	—	880,966	—	880,966
India	9,271,751	134,559,128	—	143,830,879
Indonesia	321,993	11,044,984	19,400	11,386,377
Malaysia	—	10,704,027	—	10,704,027
Mexico	16,551,847	57,876	—	16,609,723
Peru	876,675	—	—	876,675
Philippines	—	4,169,339	—	4,169,339
Poland	—	4,884,625	—	4,884,625
Qatar	—	9,117,677	—	9,117,677
Saudi Arabia	41,571	30,074,084	—	30,115,655
South Africa	3,253,932	18,807,114	—	22,061,046
South Korea	4,065,476	123,363,753	90,751	127,519,980
Taiwan	8,967,350	139,452,378	12,608	148,432,336
Thailand	17,773,203	768,280	—	18,541,483
Turkey	—	3,043,496	—	3,043,496
United Arab Emirates	—	12,288,119	—	12,288,119
United States	—	112,035	—	112,035
Preferred Stocks
Brazil	6,747,164	12,937	—	6,760,101
Chile	—	810,403	—	810,403
Colombia	249,244	—	—	249,244
Philippines	—	2,529	—	2,529
Taiwan	—	115,563	—	115,563
Thailand	42,000	—	—	42,000
Rights/Warrants
Malaysia	—	6,237	—	6,237
South Korea	—	1,282	—	1,282
Taiwan	—	11,594	—	11,594
Thailand	—	15,309	—	15,309
Securities Lending Collateral	—	17,585,128	—	17,585,128
TOTAL	$130,553,322	$785,110,554	$395,904^	$916,059,780

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Emerging Markets Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.7%)
BRAZIL — (3.9%)
*	3R Petroleum Oleo E Gas SA	19,228	$126,425
	Allied Tecnologia SA	4,400	8,946
	Alper Consultoria e Corretora de Seguros SA	1,700	8,543
	Americanas SA	60,028	162,424
*	Anima Holding SA	27,507	23,817
	Atacadao SA	68,302	245,930
	Banco Modal SA	35,800	62,133
	Bemobi Mobile Tech SA	6,900	17,216
*	BK Brasil Operacao e Assessoria a Restaurantes SA	33,371	40,117
	Boa Safra Sementes SA	7,900	16,383
	Boa Vista Servicos SA	11,700	12,166
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,158	37,825
*	BRF SA	69,932	215,712
	Caixa Seguridade Participacoes S/A	81,070	116,730
	Camil Alimentos SA	21,849	38,638
	CCR SA	44,200	110,968
	Cia Brasileira de Distribuicao	34,739	109,506
#	Cia Siderurgica Nacional SA, Sponsored ADR	12,486	36,085
	Cia Siderurgica Nacional SA	82,387	234,227
	Cielo SA	224,100	191,872
*	Cogna Educacao	288,292	125,923
*	Construtora Tenda SA	10,834	8,187
	Cruzeiro do Sul Educacional SA	17,600	12,246
	CSU Cardsystem SA	6,673	18,262
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	51,848	126,561
	Dexco SA	47,606	89,708
	Diagnosticos da America SA	3,300	12,233
	Dimed SA Distribuidora da Medicamentos	11,900	25,253
	Direcional Engenharia SA	16,400	37,528
*	Eletromidia SA	15,300	32,527
*	Embraer SA	84,766	192,497
*	Embraer SA, Sponsored ADR	6,184	56,398
*	Empreendimentos Pague Menos SA	12,000	10,413
	Enauta Participacoes SA	16,500	59,091
	Eternit SA	9,700	21,203
	Even Construtora e Incorporadora SA	15,400	15,894
	Ez Tec Empreendimentos e Participacoes SA	17,678	57,673
	Fras-Le SA	12,900	29,594
*	Gafisa SA	82,000	19,493
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	28,600	24,984
	Grendene SA	42,100	58,015
*	Grupo Mateus SA	70,800	58,702
	Guararapes Confeccoes SA	16,144	23,276
*	Hidrovias do Brasil SA	45,180	19,472
	Hypera SA	51,100	420,624
	Iochpe-Maxion SA	25,700	77,834
*	IRB Brasil Resseguros SA	153,000	56,479
	Jalles Machado SA	13,500	19,073
	JHSF Participacoes SA	61,958	68,256
	Kepler Weber SA	6,600	26,073
	Lavvi Empreendimentos Imobiliarios Ltda	16,300	15,311
	Localiza Rent a Car SA	29,713	330,832
	Lojas Quero Quero SA	28,300	33,255
	M Dias Branco SA	11,168	67,236
	Mahle-Metal Leve SA	6,800	31,673

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Marisa Lojas SA	71,700	$30,348
	Mills Estruturas e Servicos de Engenharia SA	42,900	63,843
*	Moura Dubeux Engenharia SA	6,800	6,965
	Movida Participacoes SA	25,489	62,564
	MRV Engenharia e Participacoes SA	53,300	94,360
	Multiplan Empreendimentos Imobiliarios SA	43,494	200,065
	Natura & Co. Holding SA	129,139	388,857
	Porto Seguro SA	30,144	107,314
	Positivo Tecnologia SA	28,500	37,786
	Romi SA	6,416	16,567
	Rumo SA	176,928	599,779
	Sao Carlos Empreendimentos e Participacoes SA	4,400	21,574
	Sao Martinho SA	33,622	227,630
Ω	Ser Educacional SA	11,600	13,205
	Sinqia SA	8,500	28,453
	SLC Agricola SA	15,290	130,320
	Sul America SA	62,037	281,883
	Tegma Gestao Logistica SA	6,400	16,525
	TIM SA	123,875	301,422
	Trisul SA	19,000	13,954
	Tupy SA	12,000	52,809
	Ultrapar Participacoes SA	94,870	232,678
	Unipar Carbocloro SA	1,411	22,198
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	39,122
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	6,300	12,834
*	Via SA	27,900	12,941
	Vibra Energia SA	158,205	509,096
	Vulcabras Azaleia SA	13,400	29,705
	Wilson Sons Holdings Brasil SA	11,500	18,470
	YDUQS Participacoes SA	44,975	115,173
TOTAL BRAZIL			7,785,882
CHILE — (0.4%)
	Besalco SA	30,796	8,824
	CAP SA	6,796	62,193
	Cencosud SA	96,227	131,456
	Cia Sud Americana de Vapores SA	1,495,156	161,778
	Clinica Las Condes SA	256	3,523
	Empresa Nacional de Telecomunicaciones SA	15,904	52,594
	Empresas CMPC SA	119,849	203,628
	Grupo Security SA	261,435	37,862
	Hortifrut SA	4,044	3,637
	Inversiones Aguas Metropolitanas SA	75,530	33,109
	Inversiones La Construccion SA	1,182	3,543
	Itau CorpBanca Chile SA	20,523,221	44,344
	PAZ Corp. SA	24,759	7,023
	Ripley Corp. SA	148,996	22,238
	Salfacorp SA	59,339	16,384
	Sigdo Koppers SA	56,342	55,085
	SMU SA	221,929	22,658
	Sociedad Matriz SAAM SA	472,935	29,643
	SONDA SA	48,024	15,775
TOTAL CHILE			915,297
CHINA — (24.4%)
*	21Vianet Group, Inc., ADR	17,862	92,168
*	263 Network Communications Co. Ltd., Class A	42,100	26,482

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	360 DigiTech, Inc., ADR	12,922	$187,627
*	361 Degrees International Ltd.	154,000	76,657
Ω	3SBio, Inc.	219,000	145,772
	5I5J Holding Group Co. Ltd., Class A	18,200	7,141
	AAC Technologies Holdings, Inc.	116,000	224,904
Ω	AAG Energy Holdings Ltd.	78,000	14,562
	Accelink Technologies Co. Ltd., Class A	12,300	32,528
	Addsino Co. Ltd., Class A	10,600	17,986
	Advanced Technology & Materials Co. Ltd., Class A	28,900	40,391
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	22,100	31,489
	Agile Group Holdings Ltd.	252,000	82,575
*	Agora, Inc., ADR	2,073	10,178
*	Air China Ltd., Class H	198,000	155,407
	Ajisen China Holdings Ltd.	105,000	11,505
*	Alibaba Pictures Group Ltd.	1,670,000	142,496
Ω	A-Living Smart City Services Co. Ltd.	89,250	108,864
*	Alpha Group, Class A	21,700	15,204
	Aluminum Corp. of China Ltd., Class H	590,000	216,089
	Angang Steel Co. Ltd., Class H	264,600	87,692
	Anhui Guangxin Agrochemical Co. Ltd., Class A	6,300	24,720
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	10,900	11,829
	Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	13,300	21,627
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	23,800	68,131
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	24,400	19,458
*	Anhui Tatfook Technology Co. Ltd., Class A	7,100	8,716
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	24,390
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,800	73,284
*	Anton Oilfield Services Group	374,000	20,298
*††	Aoyuan Healthy Life Group Co. Ltd.	7,000	1,244
	APT Satellite Holdings Ltd.	118,000	31,406
	Art Group Holdings Ltd.	15,000	442
*Ω	Ascletis Pharma, Inc.	26,000	11,129
	Asia Cement China Holdings Corp.	115,000	56,875
Ω	AsiaInfo Technologies Ltd.	26,000	41,468
	AviChina Industry & Technology Co. Ltd., Class H	447,000	238,495
#Ω	BAIC Motor Corp. Ltd., Class H	336,000	90,420
Ω	BAIOO Family Interactive Ltd.	80,000	5,080
	Bank of Changsha Co. Ltd., Class A	32,200	35,403
	Bank of Chengdu Co. Ltd., Class A	17,300	39,612
	Bank of Chongqing Co. Ltd., Class H	69,500	36,612
	Bank of Guiyang Co. Ltd., Class A	38,500	32,025
	Bank of Suzhou Co. Ltd., Class A	44,550	42,430
*	Bank of Tianjin Co. Ltd., Class H	100,500	26,592
*Ω	Bank of Zhengzhou Co. Ltd., Class H	131,890	23,157
*	Baoye Group Co. Ltd., Class H	50,000	25,320
*	Baozun, Inc., Class A	22,700	67,050
	BBMG Corp., Class H	267,000	37,103
	Beibuwan Port Co. Ltd., Class A	20,900	24,365
	Beijing Capital Development Co. Ltd., Class A	16,400	10,848
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	97,760	42,729
*	Beijing Capital International Airport Co. Ltd., Class H	266,000	156,369
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	42,600	45,933
*	Beijing Energy International Holding Co. Ltd.	1,042,000	30,669
	Beijing Enlight Media Co. Ltd., Class A	44,300	55,019
*	Beijing Enterprises Clean Energy Group Ltd.	1,640,000	16,715
	Beijing Enterprises Holdings Ltd.	85,000	272,423
	Beijing Enterprises Water Group Ltd.	832,000	252,246
*††	Beijing Gas Blue Sky Holdings Ltd.	776,000	6,129
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	14,852	28,810

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Haixin Energy Technology Co. Ltd., Class A	29,300	$21,786
*	Beijing Health Holdings Ltd.	768,000	7,855
*	Beijing Jetsen Technology Co. Ltd., Class A	31,300	25,420
	Beijing North Star Co. Ltd., Class H	92,000	11,246
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	85,200	31,250
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,100	36,408
	Beijing Originwater Technology Co. Ltd., Class A	36,800	30,418
	Beijing Shougang Co. Ltd., Class A	21,200	13,324
	Beijing Shunxin Agriculture Co. Ltd., Class A	10,900	38,035
	Beijing Sinnet Technology Co. Ltd., Class A	22,200	31,674
	Beijing SL Pharmaceutical Co. Ltd., Class A	11,100	15,695
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	22,700	21,591
	Beijing Ultrapower Software Co. Ltd., Class A	25,700	16,146
	Beijing Yanjing Brewery Co. Ltd., Class A	34,800	42,882
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,870	50,079
	Bestsun Energy Co. Ltd., Class A	36,200	25,648
	Binhai Investment Co. Ltd.	64,000	13,208
*	Blue Sail Medical Co. Ltd., Class A	15,700	20,407
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	22,200	19,647
	BOC International China Co. Ltd., Class A	11,600	21,748
*	Bohai Leasing Co. Ltd., Class A	71,897	23,043
	Bright Dairy & Food Co. Ltd., Class A	14,600	26,231
*††	Brilliance China Automotive Holdings Ltd.	424,000	74,730
	B-Soft Co. Ltd., Class A	21,200	21,913
	BYD Electronic International Co. Ltd.	86,000	220,951
	C C Land Holdings Ltd.	243,000	62,022
	C&D International Investment Group Ltd.	30,604	74,451
	Cabbeen Fashion Ltd.	43,000	9,092
	Caitong Securities Co. Ltd., Class A	47,840	51,802
	Camel Group Co. Ltd., Class A	13,000	22,484
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	21,600	20,143
*	Capital Environment Holdings Ltd.	618,000	14,252
	Carrianna Group Holdings Co. Ltd.	214,000	14,668
*	CECEP Solar Energy Co. Ltd., Class A	43,300	57,422
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	27,700	10,211
	CECEP Wind-Power Corp., Class A	47,700	38,646
	Central China Management Co. Ltd.	188,000	20,564
	Central China New Life Ltd.	22,000	9,323
	Central China Real Estate Ltd.	195,210	17,167
	Central China Securities Co. Ltd., Class H	107,000	16,226
#	CGN New Energy Holdings Co. Ltd.	216,000	86,580
	Changjiang Securities Co. Ltd., Class A	81,400	65,761
	Chaowei Power Holdings Ltd.	99,000	25,270
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	4,400	7,657
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	22,714
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,200	19,273
	Chengtun Mining Group Co. Ltd., Class A	30,900	36,195
*	Chengzhi Co. Ltd., Class A	12,800	19,226
	China Aerospace International Holdings Ltd.	434,000	24,596
*	China Agri-Products Exchange Ltd.	591,408	8,004
#	China Aircraft Leasing Group Holdings Ltd.	51,500	31,410
	China BlueChemical Ltd., Class H	352,000	95,235
Ω	China Bohai Bank Co. Ltd., Class H	345,000	61,463
	China CAMC Engineering Co. Ltd., Class A	8,800	10,622
	China Cinda Asset Management Co. Ltd., Class H	1,569,000	216,132
	China Coal Energy Co. Ltd., Class H	317,000	246,603
	China Communications Services Corp. Ltd., Class H	406,000	165,066
*	China Conch Environment Protection Holdings Ltd.	201,500	159,553

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Conch Venture Holdings Ltd.	201,500	$390,645
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	220,000	28,037
*	China Dili Group	334,200	58,847
	China Dongxiang Group Co. Ltd.	642,000	31,932
*	China Eastern Airlines Corp. Ltd., ADR	1,223	22,156
*	China Eastern Airlines Corp. Ltd., Class H	346,000	126,069
	China Electronics Optics Valley Union Holding Co. Ltd.	468,000	29,779
*	China Energy Engineering Corp Ltd	228,779	77,877
	China Energy Engineering Corp. Ltd., Class H	362,000	47,999
Ω	China Everbright Greentech Ltd.	112,000	25,392
	China Everbright Ltd.	228,000	173,245
*	China Express Airlines Co. Ltd., Class A	6,200	9,475
*	China Film Co. Ltd., Class A	21,400	37,461
	China Foods Ltd.	212,000	67,506
	China Galaxy Securities Co. Ltd., Class H	494,000	244,297
	China Gas Holdings Ltd.	438,400	673,884
#	China Glass Holdings Ltd.	122,000	19,592
	China Gold International Resources Corp. Ltd.	13,300	37,233
	China Great Wall Securities Co. Ltd., Class A	27,400	36,639
	China Hanking Holdings Ltd.	112,000	15,125
	China Harmony Auto Holding Ltd.	156,500	52,860
*	China High Speed Railway Technology Co. Ltd., Class A	49,900	18,636
*	China High Speed Transmission Equipment Group Co. Ltd.	97,000	62,729
	China Hongqiao Group Ltd.	340,500	354,826
	China International Marine Containers Group Co. Ltd., Class H	101,970	98,684
	China Jinmao Holdings Group Ltd.	380,000	88,185
	China Kepei Education Group Ltd.	22,000	5,163
	China Lesso Group Holdings Ltd.	148,000	181,383
	China Lilang Ltd.	100,000	47,063
*Ω	China Literature Ltd.	51,400	202,572
	China Medical System Holdings Ltd.	160,000	254,353
	China Meheco Co. Ltd., Class A	15,260	32,916
	China Merchants Energy Shipping Co. Ltd., Class A	85,200	87,562
	China Merchants Land Ltd.	332,000	27,518
	China Merchants Port Holdings Co. Ltd.	278,308	448,869
	China Merchants Property Operation & Service Co. Ltd., Class A	7,100	17,261
	China Merchants Securities Co. Ltd., Class H	48,200	44,661
	China Modern Dairy Holdings Ltd.	494,000	64,880
	China National Accord Medicines Corp. Ltd., Class A	4,000	17,167
	China National Building Material Co. Ltd., Class H	900,000	903,352
	China National Medicines Corp. Ltd., Class A	10,800	42,016
Ω	China New Higher Education Group Ltd.	80,000	25,471
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	23,600	16,998
*	China Oil & Gas Group Ltd.	1,080,000	43,329
	China Oilfield Services Ltd., Class H	252,000	232,136
	China Oriental Group Co. Ltd.	150,000	30,219
	China Overseas Grand Oceans Group Ltd.	300,000	144,560
	China Publishing & Media Co. Ltd., Class A	10,200	7,005
	China Railway Hi-tech Industry Co. Ltd., Class A	22,100	28,099
Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	91,431
*	China Rare Earth Holdings Ltd.	348,000	23,058
Ω	China Renaissance Holdings Ltd.	23,200	26,758
	China Resources Cement Holdings Ltd.	402,000	247,270
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	15,400	47,732
	China Resources Gas Group Ltd.	130,000	545,536
	China Resources Medical Holdings Co. Ltd.	161,000	97,997
Ω	China Resources Pharmaceutical Group Ltd.	234,000	140,338
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	10,100	54,371

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Risun Group Ltd.	163,000	$64,355
*	China Ruifeng Renewable Energy Holdings Ltd.	420,000	9,536
	China Sanjiang Fine Chemicals Co. Ltd.	149,000	27,563
	China SCE Group Holdings Ltd.	332,000	29,140
#*	China Shanshui Cement Group Ltd.	272,000	66,276
*Ω	China Shengmu Organic Milk Ltd.	453,000	21,378
	China Shineway Pharmaceutical Group Ltd.	66,000	52,557
#	China Shuifa Singyes Energy Holdings Ltd.	56,000	8,266
	China South City Holdings Ltd.	652,000	44,084
	China South Publishing & Media Group Co. Ltd., Class A	30,700	40,639
*	China Southern Airlines Co. Ltd., Class H	236,000	127,811
	China Starch Holdings Ltd.	685,000	24,492
	China State Construction International Holdings Ltd.	148,000	153,463
	China Sunshine Paper Holdings Co. Ltd.	71,500	18,231
	China Taiping Insurance Holdings Co. Ltd.	234,200	246,958
#*	China Tianrui Group Cement Co. Ltd.	72,000	57,593
	China Tianying, Inc., Class A	14,600	14,544
	China Traditional Chinese Medicine Holdings Co. Ltd.	512,000	217,354
*	China TransInfo Technology Co. Ltd., Class A	33,300	50,632
#*	China Travel International Investment Hong Kong Ltd.	334,000	63,007
*	China Tungsten & Hightech Materials Co. Ltd., Class A	12,600	33,167
Ω	China Vast Industrial Urban Development Co. Ltd.	64,000	19,067
	China West Construction Group Co. Ltd., Class A	12,600	14,590
	China XLX Fertiliser Ltd.	71,000	45,900
	China Yongda Automobiles Services Holdings Ltd.	146,000	125,891
*	China ZhengTong Auto Services Holdings Ltd.	220,500	14,331
*	China Zheshang Bank Co. Ltd., Class H	244,000	113,963
*††	China Zhongwang Holdings Ltd.	360,400	14,462
	Chinasoft International Ltd.	346,000	296,215
*	Chindata Group Holdings Ltd., ADR	9,154	65,360
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	11,600	16,047
	Chongqing Department Store Co. Ltd., Class A	2,400	7,962
*	Chongqing Dima Industry Co. Ltd., Class A	22,000	7,047
*	Chongqing Iron & Steel Co. Ltd., Class H	66,000	8,105
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	9,438
	Chongqing Rural Commercial Bank Co. Ltd., Class H	436,000	151,721
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	18,717
	CIFI Holdings Group Co. Ltd.	574,140	155,932
#	CIMC Enric Holdings Ltd.	128,000	118,990
	Cinda Real Estate Co. Ltd., Class A	18,100	15,976
*	CITIC Guoan Information Industry Co. Ltd., Class A	74,802	29,338
	CITIC Resources Holdings Ltd.	674,000	42,187
*	Citychamp Watch & Jewellery Group Ltd.	204,000	30,886
*	CMGE Technology Group Ltd.	114,000	31,051
	CMST Development Co. Ltd., Class A	27,600	22,805
*	CNFinance Holdings Ltd., ADR	7,137	16,629
	CNHTC Jinan Truck Co. Ltd., Class A	6,160	11,973
	COFCO Biotechnology Co. Ltd., Class A	17,700	22,849
	COFCO Joycome Foods Ltd.	359,000	155,755
	COFCO Sugar Holding Co. Ltd., Class A	19,500	21,355
*††	Colour Life Services Group Co. Ltd.	116,194	6,883
*	Comba Telecom Systems Holdings Ltd.	94,000	16,993
	Concord New Energy Group Ltd.	1,220,000	114,876
	Consun Pharmaceutical Group Ltd.	112,000	61,375
*	Coolpad Group Ltd.	1,560,000	24,218
	COSCO SHIPPING Development Co. Ltd., Class H	819,000	132,872
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	244,000	167,770
	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	31,729
	COSCO SHIPPING Ports Ltd.	349,188	260,676

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Country Garden Holdings Co. Ltd.	1,195,000	$462,130
	CPMC Holdings Ltd.	77,000	30,376
*	Crazy Sports Group Ltd.	562,000	20,731
	CSG Holding Co. Ltd., Class A	37,592	37,214
#	CSSC Hong Kong Shipping Co. Ltd.	140,000	25,844
	CTS International Logistics Corp. Ltd., Class A	20,600	28,048
	Da Ming International Holdings Ltd.	28,000	8,862
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	43,944
	Dare Power Dekor Home Co. Ltd., Class A	11,500	14,923
	Dawnrays Pharmaceutical Holdings Ltd.	155,000	24,829
	Dazzle Fashion Co. Ltd., Class A	5,300	11,118
	DBG Technology Co. Ltd., Class A	9,400	15,527
*	Deppon Logistics Co. Ltd., Class A	6,100	12,097
	Dexin China Holdings Co. Ltd.	108,000	29,948
	DHC Software Co. Ltd., Class A	40,200	36,957
	Digital China Group Co. Ltd., Class A	3,600	9,892
	Digital China Holdings Ltd.	134,000	59,794
	Digital China Information Service Co. Ltd., Class A	13,800	23,056
	Dong-E-E-Jiao Co. Ltd., Class A	5,600	29,784
	Dongfang Electric Corp. Ltd., Class H	69,800	88,242
	Dongfeng Motor Group Co. Ltd., Class H	510,000	352,407
	Dongjiang Environmental Co. Ltd., Class H	21,200	7,886
	Dongxing Securities Co. Ltd., Class A	33,900	41,357
	Dongyue Group Ltd.	156,000	169,671
*	DouYu International Holdings Ltd., ADR	20,175	23,000
	Dynagreen Environmental Protection Group Co. Ltd., Class H	46,000	17,917
	E-Commodities Holdings Ltd.	76,000	17,368
	Edvantage Group Holdings Ltd.	51,860	14,532
	EEKA Fashion Holdings Ltd.	4,500	7,228
#	Essex Bio-technology Ltd.	59,000	26,698
	Eternal Asia Supply Chain Management Ltd., Class A	31,100	29,993
	EVA Precision Industrial Holdings Ltd.	112,000	30,063
#Ω	Everbright Securities Co. Ltd., Class H	65,200	41,495
*	Everest Medicines Ltd.	16,000	33,127
*	Fang Holdings Ltd., ADR	961	961
*	Fangda Carbon New Material Co. Ltd., Class A	35,300	37,093
	Fangda Special Steel Technology Co. Ltd., Class A	24,000	23,918
#	Fanhua, Inc., Sponsored ADR	6,773	35,660
#	Far East Horizon Ltd.	310,000	255,514
	FAWER Automotive Parts Co. Ltd., Class A	9,200	8,168
*	FIH Mobile Ltd.	437,000	58,499
	Financial Street Holdings Co. Ltd., Class A	33,100	28,188
	FinVolution Group, ADR	17,967	75,282
	First Capital Securities Co. Ltd., Class A	46,400	42,120
	First Tractor Co. Ltd., Class H	42,000	17,860
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	12,400	15,275
	Fosun International Ltd.	415,500	327,357
*	Founder Holdings Ltd.	218,000	13,585
	Fufeng Group Ltd.	313,000	181,497
	Fujian Funeng Co. Ltd., Class A	12,800	22,465
	Fujian Longking Co. Ltd., Class A	15,200	27,437
	Fujian Sunner Development Co. Ltd., Class A	10,300	30,276
*	Fullshare Holdings Ltd.	1,047,500	15,378
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	4,900	29,696
*	Ganglong China Property Group Ltd.	55,000	29,409
	Gansu Shangfeng Cement Co. Ltd., Class A	12,240	26,828
*	GCL Technology Holdings Ltd.	166,000	72,647
*	GDS Holdings Ltd., Class A	103,900	355,875
	Geely Automobile Holdings Ltd.	252,000	499,689

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gemdale Corp., Class A	19,300	$33,581
	Gemdale Properties & Investment Corp. Ltd.	774,000	64,036
Ω	Genertec Universal Medical Group Co. Ltd.	183,500	115,438
*	Genimous Technology Co. Ltd., Class A	13,600	11,887
*	Genor Biopharma Holdings Ltd.	22,000	9,222
	Giant Network Group Co. Ltd., Class A	34,400	42,869
*	Glorious Property Holdings Ltd.	294,000	5,026
#*	Glory Sun Financial Group Ltd.	628,000	2,647
	Golden Eagle Retail Group Ltd.	63,000	44,345
	Goldlion Holdings Ltd.	43,000	7,448
*	Goodbaby International Holdings Ltd.	101,000	11,843
	Grand Pharmaceutical Group Ltd., Class L	189,500	105,000
*	Grandjoy Holdings Group Co. Ltd., Class A	44,500	23,729
*	Greattown Holdings Ltd., Class A	33,900	16,510
	Greatview Aseptic Packaging Co. Ltd.	194,000	36,524
	Greenland Hong Kong Holdings Ltd.	175,000	20,294
	Greentown China Holdings Ltd.	155,000	306,382
	GRG Banking Equipment Co. Ltd., Class A	31,300	42,762
	Guangdong Advertising Group Co. Ltd., Class A	41,100	28,965
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,300	15,665
	Guangdong South New Media Co. Ltd., Class A	3,700	18,970
	Guangdong Tapai Group Co. Ltd., Class A	17,100	20,956
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,100	20,637
	Guanghui Energy Co. Ltd., Class A	39,961	57,871
*	Guangshen Railway Co. Ltd., Class H	208,000	35,225
	Guangxi Liugong Machinery Co. Ltd., Class A	29,300	27,994
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	45,100	19,037
	Guangzhou Automobile Group Co. Ltd., Class H	396,000	371,706
	Guangzhou Baiyun International Airport Co. Ltd., Class A	21,800	41,895
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	26,000	68,685
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,600	51,304
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	36,814	35,027
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	16,800	19,460
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	8,500	9,728
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	26,288
	Guoyuan Securities Co. Ltd., Class A	45,390	43,609
*	Hainan Meilan International Airport Co. Ltd., Class H	35,000	85,864
	Haitian International Holdings Ltd.	102,000	244,098
	Haitong Securities Co. Ltd., Class H	412,400	276,205
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	88,000	9,071
*	Hand Enterprise Solutions Co. Ltd., Class A	23,000	30,039
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	11,800	33,957
	Hangcha Group Co. Ltd., Class A	12,000	26,585
	Hangxiao Steel Structure Co. Ltd., Class A	22,600	20,398
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	48,270
*	Hangzhou Century Co. Ltd., Class A	16,700	12,732
*Ω	Harbin Bank Co. Ltd., Class H	451,000	35,053
*	Harbin Electric Co. Ltd., Class H	164,000	47,451
	Health & Happiness H&H International Holdings Ltd.	18,000	21,645
#	Hello Group, Inc., Sponsored ADR	26,441	118,456
	Henan Pinggao Electric Co. Ltd., Class A	18,300	23,353
	Hengan International Group Co. Ltd.	93,500	452,560
*	Hengdeli Holdings Ltd.	392,000	12,777
	Hengtong Optic-electric Co. Ltd., Class A	21,600	50,253
	Hengyi Petrochemical Co. Ltd., Class A	18,500	25,718
	Hesteel Co. Ltd., Class A	83,100	34,479
*	Hi Sun Technology China Ltd.	390,000	46,060
	Hisense Home Appliances Group Co. Ltd., Class H	77,000	88,913
*	Holitech Technology Co. Ltd., Class A	47,400	20,711

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Homeland Interactive Technology Ltd.	66,000	$13,221
*	Hongda Xingye Co. Ltd., Class A	48,800	26,648
*	Honghua Group Ltd.	763,000	23,302
*††Ω	Honworld Group Ltd.	46,500	3,410
	Hopefluent Group Holdings Ltd.	28,000	4,023
	Hopson Development Holdings Ltd.	142,780	188,712
#*Ω	Hua Hong Semiconductor Ltd.	71,000	212,659
	Huaan Securities Co. Ltd., Class A	32,630	21,017
	Huafa Industrial Co. Ltd. Zhuhai, Class A	15,200	17,543
*	Huafon Microfibre Shanghai Technology Co. Ltd.	9,700	5,740
	Huafu Fashion Co. Ltd., Class A	18,000	9,822
	Huaibei Mining Holdings Co. Ltd., Class A	11,300	21,868
	Huapont Life Sciences Co. Ltd., Class A	18,200	15,967
Ω	Huatai Securities Co. Ltd., Class H	36,000	47,488
	Huaxi Securities Co. Ltd., Class A	25,600	28,299
	Huaxin Cement Co. Ltd., Class A	18,399	49,063
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,600	26,212
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,200	33,133
	Huishang Bank Corp. Ltd., Class H	31,000	9,973
	Humanwell Healthcare Group Co. Ltd., Class A	8,500	22,174
	Hunan Gold Corp. Ltd., Class A	22,492	41,213
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	13,300	10,015
	Hunan Valin Steel Co. Ltd., Class A	75,200	50,831
#*	HUYA, Inc., ADR	16,789	55,404
*	Hytera Communications Corp. Ltd., Class A	29,500	23,275
*Ω	iDreamSky Technology Holdings Ltd.	74,000	44,942
	IKD Co. Ltd., Class A	4,600	13,401
Ω	IMAX China Holding, Inc.	16,100	14,385
	Infore Environment Technology Group Co. Ltd., Class A	41,500	31,400
*Ω	Ingdan, Inc.	64,000	17,764
*	Inke Ltd.	144,000	22,175
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	19,300	38,255
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	7,000	18,976
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	79,800	53,932
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	18,300	20,625
	Inner Mongolia Yitai Coal Co. Ltd., Class H	25,400	34,197
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	32,900	44,678
*	Inspur International Ltd.	72,000	25,605
	Intco Medical Technology Co. Ltd., Class A	7,680	26,243
	IVD Medical Holding Ltd.	28,000	8,207
*	JH Educational Technology, Inc.	44,000	21,127
*	Jiangnan Group Ltd.	598,000	17,156
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	24,900	28,573
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	28,446
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	18,560	13,466
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	14,800	12,550
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	1,900	12,132
	Jiangsu Linyang Energy Co. Ltd., Class A	21,500	30,711
	Jiangsu Provincial Agricultural Reclamation & Development Corp	18,300	35,866
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	13,600	56,042
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	32,520	26,128
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	39,500	16,545
	Jiangxi Bank Co. Ltd., Class H	140,500	14,481
	Jiangxi Copper Co. Ltd., Class H	186,000	227,850
	Jiangxi Wannianqing Cement Co. Ltd., Class A	7,700	11,765
*	Jiangxi Zhengbang Technology Co. Ltd., Class A	31,500	28,432
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	8,676
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	13,100	28,136

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	4,400	$1,281
	Jinchuan Group International Resources Co. Ltd.	263,000	28,178
	Jinduicheng Molybdenum Co. Ltd., Class A	27,600	35,725
*	Jingrui Holdings Ltd.	117,000	8,794
#*	JinkoSolar Holding Co. Ltd., ADR	7,079	469,479
*	Jinmao Property Services Co. Ltd.	5,740	2,951
	Jinneng Science&Technology Co. Ltd., Class A	7,300	10,581
	Jiuzhitang Co. Ltd., Class A	15,800	20,950
	Jizhong Energy Resources Co. Ltd., Class A	57,400	57,342
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	23,124	37,886
	Jointown Pharmaceutical Group Co. Ltd., Class A	24,600	41,422
*	Joy City Property Ltd.	498,000	17,715
	Ju Teng International Holdings Ltd.	256,000	46,372
*	Juneyao Airlines Co. Ltd., Class A	10,400	23,015
	JY Grandmark Holdings Ltd.	38,000	6,989
*	Kaiser China Cultural Co. Ltd., Class A	8,000	6,520
*Ω	Kangda International Environmental Co. Ltd.	63,000	5,053
#*	Kasen International Holdings Ltd.	181,000	10,934
	Kinetic Development Group Ltd.	546,000	40,356
	Kingboard Holdings Ltd.	119,500	349,622
	Kingboard Laminates Holdings Ltd.	121,500	111,353
	Kingfa Sci & Tech Co. Ltd., Class A	33,200	49,759
	Kingsoft Corp. Ltd.	123,200	411,360
*	Ko Yo Chemical Group Ltd.	252,000	8,189
*	Kong Sun Holdings Ltd.	50,000	260
	Konka Group Co. Ltd., Class A	13,600	10,744
	Kunlun Energy Co. Ltd.	556,000	409,309
	Kunlun Tech Co. Ltd., Class A	19,600	41,790
	KWG Group Holdings Ltd.	165,500	33,530
	KWG Living Group Holdings Ltd.	164,500	33,554
	Lao Feng Xiang Co. Ltd., Class A	3,000	16,980
*	Launch Tech Co. Ltd., Class H	3,500	1,326
	Lee & Man Chemical Co. Ltd.	34,000	29,949
	Lee & Man Paper Manufacturing Ltd.	219,000	83,374
	Lee's Pharmaceutical Holdings Ltd.	36,500	8,972
Ω	Legend Holdings Corp., Class H	98,300	112,642
*	Leo Group Co. Ltd., Class A	88,700	25,612
*	LexinFintech Holdings Ltd., ADR	27,538	51,771
	Leyard Optoelectronic Co. Ltd., Class A	20,000	19,153
	Lianhe Chemical Technology Co. Ltd., Class A	7,700	21,461
	Liaoning Port Co. Ltd., Class H	396,000	37,347
	Livzon Pharmaceutical Group, Inc., Class H	12,700	37,861
	Logan Group Co. Ltd.	74,000	20,551
	Long Yuan Construction Group Co. Ltd., Class A	8,300	9,296
	Lonking Holdings Ltd.	365,000	72,400
	Luenmei Quantum Co. Ltd., Class A	13,600	15,041
	Luolai Lifestyle Technology Co. Ltd., Class A	9,000	14,586
*	Luoniushan Co. Ltd., Class A	15,800	15,786
	Luxi Chemical Group Co. Ltd., Class A	27,800	58,191
*Ω	Luye Pharma Group Ltd.	289,500	86,838
*	LVGEM China Real Estate Investment Co. Ltd.	164,000	20,914
	Maanshan Iron & Steel Co. Ltd., Class H	52,000	13,963
	Maccura Biotechnology Co. Ltd., Class A	6,500	18,448
*Ω	Maoyan Entertainment	56,400	51,192
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	40,000	30,095
	Metallurgical Corp. of China Ltd., Class H	506,000	105,802
Ω	Midea Real Estate Holding Ltd.	29,600	35,178
	Min Xin Holdings Ltd.	42,000	18,165
	Minmetals Land Ltd.	338,000	29,248

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Minsheng Education Group Co. Ltd.	126,000	$10,310
	Minth Group Ltd.	110,000	294,056
	MLS Co. Ltd., Class A	26,700	38,571
*	MMG Ltd.	324,000	95,840
	NanJi E-Commerce Co. Ltd., Class A	39,600	29,454
	Nanjing Iron & Steel Co. Ltd., Class A	62,300	28,248
*	Nanjing Sample Technology Co. Ltd., Class H	9,000	4,847
	Nanjing Securities Co. Ltd., Class A	60,300	71,570
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	15,500	23,255
	NetDragon Websoft Holdings Ltd.	30,500	60,935
	New China Life Insurance Co. Ltd., Class H	126,200	300,738
*	New Sparkle Roll International Group Ltd.	152,000	2,150
*	New World Department Store China Ltd.	54,000	7,481
	Newland Digital Technology Co. Ltd., Class A	8,500	19,248
#	Nexteer Automotive Group Ltd.	158,000	126,951
	Nine Dragons Paper Holdings Ltd.	329,000	271,341
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	31,038
*	Ningbo Joyson Electronic Corp., Class A	16,700	53,599
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	20,700	38,438
*	Noah Holdings Ltd., Sponsored ADR	4,673	81,310
	Northeast Securities Co. Ltd., Class A	31,000	31,977
	NSFOCUS Technologies Group Co. Ltd., Class A	12,700	19,154
	Offshore Oil Engineering Co. Ltd., Class A	53,041	33,287
*	OFILM Group Co. Ltd., Class A	37,900	34,087
	Opple Lighting Co. Ltd., Class A	10,173	25,136
	ORG Technology Co. Ltd., Class A	18,200	13,677
*	Orient Group, Inc., Class A	37,500	15,991
Ω	Orient Securities Co. Ltd., Class H	116,000	55,651
	Oriental Energy Co. Ltd., Class A	8,500	10,539
	Oriental Pearl Group Co. Ltd., Class A	34,300	35,037
	Pacific Online Ltd.	84,000	11,468
*	Pacific Securities Co. Ltd., Class A	51,700	21,513
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	10,200	29,143
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	57,600	63,402
	PAX Global Technology Ltd.	118,000	110,403
	PCI Technology Group Co. Ltd., Class A	29,800	28,303
	Perfect World Co. Ltd., Class A	19,750	43,697
*	Phoenix Media Investment Holdings Ltd.	272,000	12,791
	PICC Property & Casualty Co. Ltd., Class H	146,000	149,868
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	14,500	25,763
	Poly Property Group Co. Ltd.	535,560	114,787
	Pou Sheng International Holdings Ltd.	480,000	52,569
	Powerlong Real Estate Holdings Ltd.	66,000	8,836
	Prinx Chengshan Holding Ltd.	18,000	16,346
*	PW Medtech Group Ltd.	123,000	12,224
*	Q Technology Group Co. Ltd.	49,000	28,125
	Qingdao Gon Technology Co. Ltd., Class A	3,900	14,878
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	33,432
Ω	Qingdao Port International Co. Ltd., Class H	30,000	14,231
	Qingdao Rural Commercial Bank Corp., Class A	58,800	27,092
	Qingling Motors Co. Ltd., Class H	156,000	24,423
	Qinhuangdao Port Co. Ltd., Class H	55,000	7,974
	Radiance Holdings Group Co. Ltd.	71,000	38,448
	Rainbow Digital Commercial Co. Ltd., Class A	8,000	7,179
	Realcan Pharmaceutical Group Co. Ltd., Class A	34,200	22,218
Ω	Red Star Macalline Group Corp. Ltd., Class H	104,980	39,961
Ω	Redco Properties Group Ltd.	160,000	39,543
*	Redsun Properties Group Ltd.	92,000	16,864
	Renhe Pharmacy Co. Ltd., Class A	38,400	34,480

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	RiseSun Real Estate Development Co. Ltd., Class A	58,200	$24,215
*	Ronshine China Holdings Ltd.	56,000	7,339
	Sansteel Minguang Co. Ltd. Fujian, Class A	19,516	16,038
	Sansure Biotech, Inc., Class A	4,502	19,514
	Sealand Securities Co. Ltd., Class A	67,800	34,972
*	Seazen Group Ltd.	356,190	122,067
*	Secoo Holding Ltd., ADR	6,300	1,627
	SGIS Songshan Co. Ltd., Class A	31,900	16,196
	Shaanxi Construction Machinery Co. Ltd., Class A	22,550	19,951
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	14,600	46,260
	Shandong Bohui Paper Industrial Co. Ltd., Class A	12,200	13,688
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	10,000	28,142
*	Shandong Chenming Paper Holdings Ltd., Class H	84,000	29,596
	Shandong Humon Smelting Co. Ltd., Class A	15,300	22,820
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	32,800	12,241
	Shandong New Beiyang Information Technology Co. Ltd., Class A	16,000	18,744
	Shandong Sun Paper Industry JSC Ltd., Class A	29,819	52,024
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	313,200	391,769
	Shandong Xiantan Co. Ltd., Class A	10,050	14,025
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	20,000	13,060
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	83,500	27,330
	Shanghai AJ Group Co. Ltd., Class A	15,600	13,590
	Shanghai Construction Group Co. Ltd., Class A	26,039	11,328
*	Shanghai Electric Group Co. Ltd., Class H	394,000	98,605
	Shanghai Environment Group Co. Ltd., Class A	10,600	15,812
	Shanghai Industrial Development Co. Ltd., Class A	28,100	14,853
	Shanghai Industrial Holdings Ltd.	88,000	124,434
	Shanghai Industrial Urban Development Group Ltd.	515,200	41,296
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	6,400	20,360
	Shanghai Maling Aquarius Co. Ltd., Class A	12,900	14,238
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	4,900	11,244
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	147,400	221,972
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	8,400	11,657
	Shanghai Tunnel Engineering Co. Ltd., Class A	24,900	20,199
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,700	27,843
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	29,900	37,073
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,500	28,507
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	23,300	20,628
	Shanxi Blue Flame Holding Co. Ltd., Class A	13,300	20,063
	Shanxi Coking Co. Ltd., Class A	32,110	29,910
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	31,450	54,725
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	26,500	54,181
	Shanxi Securities Co. Ltd., Class A	49,010	39,740
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,400	61,400
	Shanying International Holding Co. Ltd., Class A	57,700	23,830
*Ω	Shengjing Bank Co. Ltd., Class H	157,000	120,074
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	210,400	39,408
	Shenzhen Agricultural Products Group Co. Ltd., Class A	18,000	16,092
*	Shenzhen Airport Co. Ltd., Class A	31,600	32,165
	Shenzhen Aisidi Co. Ltd., Class A	23,200	29,952
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	18,596
	Shenzhen Gas Corp. Ltd., Class A	10,500	11,164
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	12,903
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	11,000	26,059
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	19,000	15,833
	Shenzhen Huaqiang Industry Co. Ltd., Class A	7,000	12,825
	Shenzhen International Holdings Ltd.	265,200	244,273
	Shenzhen Investment Ltd.	548,068	103,328
	Shenzhen Jinjia Group Co. Ltd., Class A	22,900	31,488

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Kaifa Technology Co. Ltd., Class A	16,700	$29,158
	Shenzhen Kinwong Electronic Co. Ltd., Class A	5,900	19,549
*	Shenzhen MTC Co. Ltd., Class A	72,200	41,913
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	31,000	16,262
*	Shenzhen SDG Information Co. Ltd., Class A	15,200	14,972
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	5,800	10,900
	Shenzhen Sunway Communication Co. Ltd., Class A	8,100	20,696
	Shenzhen Tagen Group Co. Ltd., Class A	11,800	10,115
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	24,900	23,479
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	33,849	25,302
	Shenzhen Zhenye Group Co. Ltd., Class A	25,500	15,996
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	35,700	23,667
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	19,700	18,798
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	4,400	14,484
††	Shimao Group Holdings Ltd.	111,000	46,946
	Shoucheng Holdings Ltd.	468,000	80,565
	Shougang Fushan Resources Group Ltd.	332,790	118,468
*	Shouhang High-Tech Energy Co. Ltd., Class A	25,700	15,406
	Shui On Land Ltd.	643,500	85,299
*	Sichuan Haite High-tech Co. Ltd., Class A	13,100	20,216
	Sichuan Hebang Biotechnology Co. Ltd., Class A	91,160	52,570
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	19,293	63,106
	Sichuan Shuangma Cement Co. Ltd., Class A	4,900	15,402
	Sihuan Pharmaceutical Holdings Group Ltd.	563,000	80,425
*	Silver Grant International Holdings Group Ltd.	324,000	20,610
††	Sinic Holdings Group Co. Ltd., Class H	28,000	335
	Sinochem International Corp., Class A	13,700	13,242
	Sinofert Holdings Ltd.	464,000	63,879
	Sinolink Securities Co. Ltd., Class A	29,300	37,000
*	Sinolink Worldwide Holdings Ltd.	583,200	16,219
	Sinoma International Engineering Co., Class A	21,100	30,890
	Sino-Ocean Group Holding Ltd.	378,000	61,175
	Sinopec Engineering Group Co. Ltd., Class H	209,000	89,748
	Sinopec Kantons Holdings Ltd.	230,000	72,153
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	616,000	101,459
	Sinopharm Group Co. Ltd., Class H	238,400	546,219
	Sino-Platinum Metals Co. Ltd., Class A	8,200	21,238
	Sinotrans Ltd., Class H	393,000	117,868
	Sinotruk Hong Kong Ltd.	114,000	134,704
	Skyworth Digital Co. Ltd., Class A	15,900	43,495
	Skyworth Group Ltd.	208,179	97,710
*	SOHO China Ltd.	267,000	46,597
	SooChow Securities Co. Ltd., Class A	63,310	62,124
	Southwest Securities Co. Ltd., Class A	58,600	33,278
*	So-Young International, Inc., ADR	7,748	6,463
	SSY Group Ltd.	184,000	104,422
*	Strawbear Entertainment Group	30,000	8,463
	Sumavision Technologies Co. Ltd., Class A	19,300	16,314
	Sun Art Retail Group Ltd.	353,000	104,071
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,500	24,466
	Suning Universal Co. Ltd., Class A	39,700	21,362
*††Ω	Sunshine 100 China Holdings Ltd.	74,000	2,616
*	Sunward Intelligent Equipment Co. Ltd., Class A	14,400	15,302
	Suofeiya Home Collection Co. Ltd., Class A	7,100	18,769
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	16,900	67,115
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	24,461	17,900
	SY Holdings Group Ltd.	8,000	5,650
	Symphony Holdings Ltd.	240,000	32,405
*	Talkweb Information System Co. Ltd., Class A	21,500	21,821

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Tangrenshen Group Co. Ltd., Class A	14,600	$21,814
	Tangshan Jidong Cement Co. Ltd., Class A	19,100	27,397
	TangShan Port Group Co. Ltd., Class A	72,600	28,156
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	23,900	24,280
	Tasly Pharmaceutical Group Co. Ltd., Class A	13,000	19,635
	TCL Electronics Holdings Ltd.	176,000	83,845
*	Tencent Music Entertainment Group, ADR	87,413	368,009
	Tenfu Cayman Holdings Co. Ltd.	7,000	4,504
	Tian An China Investment Co. Ltd.	123,000	63,338
	Tian Di Science & Technology Co. Ltd., Class A	49,300	36,891
*††	Tian Shan Development Holding Ltd.	52,000	9,787
	Tiande Chemical Holdings Ltd.	156,000	50,651
	Tiangong International Co. Ltd.	200,000	72,299
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	24,802
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	33,500	31,343
	Tianjin Guangyu Development Co. Ltd., Class A	13,400	25,879
	Tianjin Port Development Holdings Ltd.	526,000	40,939
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	4,600	11,608
	Tianjin Teda Co. Ltd., Class A	47,200	29,377
#	Tianneng Power International Ltd.	122,000	143,008
	Tianshui Huatian Technology Co. Ltd., Class A	37,500	49,401
*	Tibet Water Resources Ltd.	121,000	8,026
	Times China Holdings Ltd.	66,000	13,122
	TK Group Holdings Ltd.	26,000	5,929
	Tomson Group Ltd.	80,000	18,635
	Tong Ren Tang Technologies Co. Ltd., Class H	112,000	78,812
*	Tongcheng Travel Holdings Ltd.	125,200	239,334
*	Tongdao Liepin Group	25,600	33,040
*	TongFu Microelectronics Co. Ltd., Class A	14,500	35,588
*	Tongguan Gold Group Ltd.	112,000	7,416
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	25,045
	Tongling Nonferrous Metals Group Co. Ltd., Class A	138,400	62,412
	Tongyu Heavy Industry Co. Ltd., Class A	60,200	27,309
	Topsec Technologies Group, Inc., Class A	14,700	20,066
	Transfar Zhilian Co. Ltd., Class A	38,900	33,111
	TravelSky Technology Ltd., Class H	132,000	218,768
*	Trigiant Group Ltd.	210,000	16,352
*	Trip.com Group Ltd., ADR	1,072	27,636
*	Trip.com Group Ltd.	53,700	1,384,427
	TRS Information Technology Corp. Ltd., Class A	11,500	23,771
	Truly International Holdings Ltd.	296,000	66,557
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	52,300	14,998
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	23,793	13,816
	Unilumin Group Co. Ltd., Class A	12,900	12,465
	Uni-President China Holdings Ltd.	168,000	153,680
	United Energy Group Ltd.	1,148,000	131,912
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	14,300	37,948
	Valiant Co. Ltd., Class A	13,000	35,007
	Vatti Corp. Ltd., Class A	16,200	15,162
	Victory Giant Technology Huizhou Co. Ltd., Class A	11,700	27,413
	Vinda International Holdings Ltd.	48,000	127,708
*	Viomi Technology Co. Ltd., ADR	5,130	8,516
*	Vipshop Holdings Ltd., ADR	58,456	535,457
	Visual China Group Co. Ltd., Class A	11,400	21,542
*Ω	Viva Biotech Holdings	103,500	27,857
	Wangfujing Group Co. Ltd., Class A	7,200	22,971
	Wangsu Science & Technology Co. Ltd., Class A	28,600	22,458
	Wanguo International Mining Group Ltd.	26,000	6,484
	Wanxiang Qianchao Co. Ltd., Class A	31,900	31,226

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wasion Holdings Ltd.	56,000	$20,001
	Wasu Media Holding Co. Ltd., Class A	14,000	15,461
*	Weibo Corp., Sponsored ADR	8,697	167,156
	Weichai Power Co. Ltd., Class H	205,000	293,086
	Weifu High-Technology Group Co. Ltd., Class A	12,200	35,375
	Weiqiao Textile Co., Class H	68,500	13,529
	West China Cement Ltd.	394,000	46,166
	Western Securities Co. Ltd., Class A	47,700	45,126
	Wharf Holdings Ltd.	220,000	804,517
*	Wison Engineering Services Co. Ltd.	126,000	4,640
	Wolong Electric Group Co. Ltd., Class A	12,900	28,207
	Wuchan Zhongda Group Co. Ltd., Class A	50,940	36,339
	Wuhu Token Science Co. Ltd., Class A	41,900	44,739
	Wuling Motors Holdings Ltd.	110,000	15,026
	Wuxi Boton Technology Co. Ltd., Class A	4,200	10,805
	Wuxi Taiji Industry Co. Ltd., Class A	24,500	26,378
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	46,500	19,848
	Xiamen C & D, Inc., Class A	23,708	39,539
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	9,400	11,196
	Xiamen International Port Co. Ltd., Class H	114,000	31,668
	Xiamen ITG Group Corp. Ltd., Class A	23,400	24,102
	Xianhe Co. Ltd., Class A	3,200	12,878
*	Xinchen China Power Holdings Ltd.	207,000	13,178
	Xinfengming Group Co. Ltd., Class A	14,000	20,780
	Xingda International Holdings Ltd.	223,372	42,953
	Xingfa Aluminium Holdings Ltd.	20,000	21,886
	Xinhu Zhongbao Co. Ltd., Class A	112,100	44,136
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	42,963
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	102,878	183,791
	Xinjiang Tianshan Cement Co. Ltd., Class A	13,600	23,052
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	152,000	24,121
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	34,300	37,718
	Xinte Energy Co. Ltd., Class H	39,200	104,211
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	25,483	16,674
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	10,100	25,142
	Xinyi Energy Holdings Ltd.	212,000	107,342
	Xinyu Iron & Steel Co. Ltd., Class A	40,200	26,847
	Xuji Electric Co. Ltd., Class A	11,800	38,906
*	Xunlei Ltd., ADR	18,989	32,091
*	Yanchang Petroleum International Ltd.	680,000	4,793
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	20,000	36,333
	Yankuang Energy Group Co. Ltd., Class H	42,000	131,242
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	7,800	31,839
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	5,900	12,684
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	6,400	34,141
*	Yashili International Holdings Ltd.	201,000	27,898
	Yeebo International Holdings Ltd.	46,000	18,063
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	43,200	28,709
*	Yifan Pharmaceutical Co. Ltd., Class A	20,200	35,987
	Yincheng International Holding Co. Ltd.	48,000	18,251
	Yintai Gold Co. Ltd., Class A	39,400	63,536
*	Yiren Digital Ltd., Sponsored ADR	15,061	19,429
*Ω	Yixin Group Ltd.	105,500	13,062
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,500	24,130
	Yonghui Superstores Co. Ltd., Class A	100,600	51,888
	Yotrio Group Co. Ltd., Class A	30,100	15,762
	Youngor Group Co. Ltd., Class A	54,700	52,968
*	Youzu Interactive Co. Ltd., Class A	12,600	16,952
*	Yuan Heng Gas Holdings Ltd.	260,000	16,846

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yuexiu Property Co. Ltd.	243,600	$304,332
	Yunnan Copper Co. Ltd., Class A	22,400	38,326
	Yunnan Tin Co. Ltd., Class A	17,600	39,349
	Zepp Health Corp., ADR	4,441	7,727
*	Zhaojin Mining Industry Co. Ltd., Class H	128,000	122,261
	Zhefu Holding Group Co. Ltd., Class A	42,200	29,528
	Zhejiang China Commodities City Group Co. Ltd., Class A	50,200	39,478
	Zhejiang Communications Technology Co. Ltd.	11,800	12,026
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	17,200	10,937
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,400	31,388
	Zhejiang Hailiang Co. Ltd., Class A	21,600	38,615
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	17,500	18,909
	Zhejiang Huace Film & Television Co. Ltd., Class A	54,800	37,728
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	22,103
*	Zhejiang Jingu Co. Ltd., Class A	16,100	20,274
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	29,964
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	10,492	27,045
	Zhejiang Juhua Co. Ltd., Class A	23,400	60,172
	Zhejiang Longsheng Group Co. Ltd., Class A	46,300	68,227
	Zhejiang Medicine Co. Ltd., Class A	8,405	17,769
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	25,480	15,072
	Zhejiang Runtu Co. Ltd., Class A	10,300	12,250
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	26,700
	Zhejiang Southeast Space Frame Co. Ltd., Class A	10,400	13,869
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	4,900	18,958
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	21,700	21,884
*	Zhejiang Wanliyang Co. Ltd., Class A	13,900	21,083
	Zhejiang Wanma Co. Ltd., Class A	25,300	34,122
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	13,900	18,240
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,300	32,107
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	34,200	49,274
*	Zhong An Group Ltd.	490,000	16,264
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	68,500	173,936
	Zhongji Innolight Co. Ltd., Class A	6,300	30,699
	Zhongjin Gold Corp. Ltd., Class A	62,900	67,644
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	31,879
*	Zhongtian Financial Group Co. Ltd., Class A	95,600	24,730
*Ω	Zhongyuan Bank Co. Ltd., Class H	501,000	45,912
#	Zhuguang Holdings Group Co. Ltd.	252,000	34,643
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	19,100	22,795
	Zhuzhou CRRC Times Electric Co.	28,500	122,389
	Zhuzhou Kibing Group Co. Ltd., Class A	17,200	29,286
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	29,820	33,327
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	175,600	91,295
TOTAL CHINA			48,655,032
COLOMBIA — (0.1%)
	Cementos Argos SA	34,059	30,984
*	Corp. Financiera Colombiana SA	1,030	4,709
	Grupo Argos SA	41,169	116,199
	Mineros SA	58,523	30,033
TOTAL COLOMBIA			181,925
GREECE — (0.4%)
*	Alpha Services & Holdings SA	88,556	78,711
	Autohellas Tourist & Trading SA	1,238	12,186
	Bank of Greece	2,693	42,721
*	Ellaktor SA	8,370	13,650

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	ElvalHalcor SA	8,527	$12,274
	Fourlis Holdings SA	7,278	22,786
	Hellenic Petroleum Holdings SA	8,289	53,310
*	Intracom Holdings SA	5,005	9,442
	JUMBO SA	10,150	157,374
*	LAMDA Development SA	9,148	54,357
	Motor Oil Hellas Corinth Refineries SA	8,499	147,316
*	Piraeus Financial Holdings SA	61,528	56,070
	Plastika Kritis SA	839	13,255
	Thrace Plastics Holding & Co.	2,454	9,635
	Titan Cement International SA	5,440	62,468
TOTAL GREECE			745,555
HONG KONG — (0.1%)
Ω	BOC Aviation Ltd.	17,900	152,340
#*	Tongda Group Holdings Ltd.	985,000	16,935
TOTAL HONG KONG			169,275
INDIA — (16.8%)
	Aarti Drugs Ltd.	3,375	18,183
	Aarti Industries Ltd.	14,345	141,861
	ACC Ltd.	8,767	246,986
	Action Construction Equipment Ltd.	8,035	22,842
	Adani Enterprises Ltd.	8,346	271,203
*	Adani Transmission Ltd.	25,846	1,025,332
	ADF Foods Ltd.	985	8,715
*	Aditya Birla Capital Ltd.	73,935	99,543
	Advanced Enzyme Technologies Ltd.	4,364	15,941
	Aegis Logistics Ltd.	15,179	49,557
	AGI Greenpac Ltd.	3,184	11,387
	Agro Tech Foods Ltd.	885	8,733
*	Ahluwalia Contracts India Ltd.	2,928	17,570
	AIA Engineering Ltd.	4,627	140,067
	Ajanta Pharma Ltd.	4,137	66,651
	Alembic Ltd.	6,876	6,116
	Alembic Pharmaceuticals Ltd.	7,225	64,179
	Alkem Laboratories Ltd.	2,747	112,022
	Allcargo Logistics Ltd.	7,469	28,966
	Amara Raja Batteries Ltd.	13,772	85,695
*	Amber Enterprises India Ltd.	1,207	38,158
	Ambuja Cements Ltd.	31,888	151,275
	Anant Raj Ltd.	16,935	15,897
	Andhra Sugars Ltd.	8,815	15,178
	Apar Industries Ltd.	3,450	49,494
*	APL Apollo Tubes Ltd.	5,380	64,921
	Apollo Tyres Ltd.	48,732	135,461
*	Arvind Fashions Ltd.	3,462	12,947
*	Arvind Ltd.	22,037	25,739
	Asahi India Glass Ltd.	9,893	73,981
	Ashok Leyland Ltd.	153,980	289,246
*	Ashoka Buildcon Ltd.	22,830	21,719
*Ω	Aster DM Healthcare Ltd.	13,536	39,172
	Astra Microwave Products Ltd.	12,431	44,875
Ω	AU Small Finance Bank Ltd.	11,096	83,117
	Aurobindo Pharma Ltd.	41,324	285,564
	Automotive Axles Ltd.	879	21,674
	Avanti Feeds Ltd.	6,008	33,604
	Bajaj Consumer Care Ltd.	16,837	34,635

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Bajaj Hindusthan Sugar Ltd.	120,090	$15,069
	Bajaj Holdings & Investment Ltd.	4,042	264,491
	Balmer Lawrie & Co. Ltd.	10,273	14,493
	Balrampur Chini Mills Ltd.	24,145	120,376
Ω	Bandhan Bank Ltd.	44,652	156,593
	Bank of Baroda	150,351	221,908
	Bank of India	69,531	41,952
	Bank of Maharashtra	86,887	18,501
	Bannari Amman Sugars Ltd.	582	18,119
	BASF India Ltd.	1,446	49,130
	BEML Ltd.	2,896	46,670
	Bhansali Engineering Polymers Ltd.	4,273	5,961
	Bharat Dynamics Ltd.	3,645	37,290
	Bharat Electronics Ltd.	142,993	497,059
	Bharat Forge Ltd.	28,637	264,875
*	Bharat Heavy Electricals Ltd.	142,805	97,286
	Biocon Ltd.	50,204	195,338
	Birla Corp. Ltd.	3,651	44,933
	Birlasoft Ltd.	21,302	90,990
	Bombay Burmah Trading Co.	3,632	43,821
	Bosch Ltd.	770	166,340
	Brigade Enterprises Ltd.	13,825	86,086
	Brightcom Group Ltd.	73,358	46,131
	BSE Ltd.	10,806	92,948
*	Camlin Fine Sciences Ltd.	4,534	6,747
	Can Fin Homes Ltd.	6,649	50,236
	Canara Bank	53,578	150,946
	Caplin Point Laboratories Ltd.	1,504	14,908
	Carborundum Universal Ltd.	14,563	147,187
	Care Ratings Ltd.	2,317	13,311
	CCL Products India Ltd.	6,150	34,616
	Ceat Ltd.	3,566	56,918
*	Central Bank of India Ltd.	83,987	19,037
	Century Enka Ltd.	2,942	16,543
	Century Plyboards India Ltd.	2,114	15,652
	Century Textiles & Industries Ltd.	7,318	77,616
	Cera Sanitaryware Ltd.	209	12,509
	Chambal Fertilisers & Chemicals Ltd.	30,634	124,864
	Cholamandalam Financial Holdings Ltd.	12,502	99,064
	Cholamandalam Investment & Finance Co. Ltd.	42,789	383,009
	Cigniti Technologies Ltd.	1,547	9,806
	Cipla Ltd.	57,177	707,965
	City Union Bank Ltd.	54,861	110,873
	Clariant Chemicals India Ltd.	2,356	12,884
Ω	Cochin Shipyard Ltd.	3,729	15,686
	Container Corp. of India Ltd.	33,282	299,123
	Coromandel International Ltd.	15,308	198,366
	Cosmo First Ltd.	2,553	28,876
*	CreditAccess Grameen Ltd.	5,987	79,862
*	CSB Bank Ltd.	4,859	12,310
	Cummins India Ltd.	18,225	282,847
	Cyient Ltd.	10,301	107,727
*	D B Realty Ltd.	14,432	11,548
	Dalmia Bharat Ltd.	9,115	184,616
	Dalmia Bharat Sugar & Industries Ltd.	1,619	7,724
	DCB Bank Ltd.	57,328	64,426
	DCM Shriram Ltd.	4,286	54,121
*	DCW Ltd.	20,413	10,018
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,075	72,861

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Delta Corp. Ltd.	17,415	$43,610
*	DEN Networks Ltd.	44,600	19,380
*	Dhampur Bio Organics Ltd.	5,029	2,614
	Dhampur Sugar Mills Ltd.	5,029	14,330
*	Dhani Services Ltd.	24,787	12,992
	Dhanuka Agritech Ltd.	1,649	14,474
Ω	Dilip Buildcon Ltd.	2,926	8,721
*	Dish TV India Ltd.	232,134	33,076
*	Dishman Carbogen Amcis Ltd.	4,884	7,821
	Dr Reddy's Laboratories Ltd., ADR	12,367	636,900
*	DRC Systems India Ltd.	660	180
	Dwarikesh Sugar Industries Ltd.	25,698	38,356
*	Dynamatic Technologies Ltd.	483	11,057
	eClerx Services Ltd.	1,807	49,698
	Edelweiss Financial Services Ltd.	46,865	34,555
	EID Parry India Ltd.	13,557	96,208
*	EIH Ltd.	31,373	60,384
	Electrosteel Castings Ltd.	48,829	22,342
Ω	Endurance Technologies Ltd.	3,410	62,640
	Engineers India Ltd.	34,500	29,221
	EPL Ltd.	11,439	25,030
*Ω	Equitas Small Finance Bank Ltd.	46,811	26,549
Ω	Eris Lifesciences Ltd.	2,867	24,376
	Escorts Kubota Ltd.	7,272	158,775
*	Eveready Industries India Ltd.	7,160	28,744
	Everest Kanto Cylinder Ltd.	7,155	15,372
	Excel Industries Ltd.	810	13,050
	Exide Industries Ltd.	61,622	123,575
*	FDC Ltd.	8,694	27,737
	Federal Bank Ltd.	225,306	304,345
	FIEM Industries Ltd.	1,275	26,058
	Filatex India Ltd.	17,566	20,834
	Finolex Cables Ltd.	10,965	58,833
	Finolex Industries Ltd.	45,245	76,314
	Firstsource Solutions Ltd.	40,640	57,404
	Force Motors Ltd.	534	7,038
*	Fortis Healthcare Ltd.	59,044	208,219
	Gabriel India Ltd.	14,644	24,194
	GAIL India Ltd.	225,132	417,227
	Gateway Distriparks Ltd.	29,308	26,975
*	GE T&D India Ltd.	4,524	6,574
Ω	General Insurance Corp. of India	7,017	10,313
	Genus Power Infrastructures Ltd.	30,175	29,537
	Geojit Financial Services Ltd.	8,844	5,658
	GHCL Ltd.	12,047	97,746
	GIC Housing Finance Ltd.	4,685	8,025
	Glenmark Pharmaceuticals Ltd.	25,269	121,543
	Godawari Power & Ispat Ltd.	4,936	17,907
	Godfrey Phillips India Ltd.	2,269	32,789
Ω	Godrej Agrovet Ltd.	5,663	36,388
*	Godrej Industries Ltd.	12,487	70,269
	Goodyear India Ltd.	858	10,278
	Granules India Ltd.	23,739	89,273
	Graphite India Ltd.	13,925	75,143
	Great Eastern Shipping Co. Ltd.	17,366	103,881
	Greaves Cotton Ltd.	10,604	21,786
	Greenpanel Industries Ltd.	2,998	16,760
	Greenply Industries Ltd.	3,563	8,256
	Gujarat Alkalies & Chemicals Ltd.	4,036	38,439

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Ambuja Exports Ltd.	5,770	$22,144
	Gujarat Fluorochemicals Ltd.	4,974	210,546
	Gujarat Mineral Development Corp. Ltd.	17,056	34,659
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	10,915	99,670
	Gujarat Pipavav Port Ltd.	41,924	41,218
	Gujarat State Fertilizers & Chemicals Ltd.	27,487	54,885
	Gujarat State Petronet Ltd.	44,976	131,855
	Gulf Oil Lubricants India Ltd.	1,818	9,646
*	Hathway Cable & Datacom Ltd.	33,898	7,241
	HBL Power Systems Ltd.	13,146	14,666
*	HealthCare Global Enterprises Ltd.	7,253	24,794
	HEG Ltd.	1,983	29,668
	HeidelbergCement India Ltd.	9,938	23,093
	Hero MotoCorp Ltd.	14,534	516,881
	HFCL Ltd.	90,748	76,408
	Hikal Ltd.	4,944	15,781
	HIL Ltd.	799	35,542
	Himadri Speciality Chemical Ltd.	40,762	41,990
	Himatsingka Seide Ltd.	12,730	18,743
	Hinduja Global Solutions Ltd.	3,488	57,819
	Hindustan Aeronautics Ltd.	5,635	144,362
	Huhtamaki India Ltd.	3,724	9,156
	I G Petrochemicals Ltd.	3,372	26,831
	ICRA Ltd.	426	20,984
*	IDFC First Bank Ltd.	391,650	185,673
	IDFC Ltd.	178,634	123,349
*	IFB Industries Ltd.	799	10,119
	IIFL Finance Ltd.	20,793	90,634
	IIFL Securities Ltd.	14,244	12,314
	IIFL Wealth Management Ltd.	4,460	95,221
	India Cements Ltd.	29,087	72,470
	India Glycols Ltd.	1,685	20,083
*	Indiabulls Housing Finance Ltd.	34,842	48,704
*	Indiabulls Real Estate Ltd.	37,606	34,582
	Indian Bank	30,771	68,801
	Indian Hotels Co. Ltd.	70,198	233,751
*	Indian Overseas Bank	227,904	49,988
Ω	Indian Railway Finance Corp. Ltd.	148,360	38,611
	Indo Count Industries Ltd.	9,730	17,027
	Indoco Remedies Ltd.	2,313	11,324
	Indus Towers Ltd.	83,051	233,902
	IndusInd Bank Ltd.	46,184	609,564
	Infibeam Avenues Ltd.	109,480	20,338
	Info Edge India Ltd.	1,518	83,323
*	Insecticides India Ltd.	1,245	16,299
	Intellect Design Arena Ltd.	7,781	62,261
	IOL Chemicals & Pharmaceuticals Ltd.	4,566	20,661
	Ipca Laboratories Ltd.	16,789	213,357
Ω	IRCON International Ltd.	15,857	7,527
	ISGEC Heavy Engineering Ltd.	2,819	16,675
	J Kumar Infraprojects Ltd.	2,635	11,174
*	Jagran Prakashan Ltd.	24,003	16,738
	Jai Corp. Ltd.	16,491	25,254
*	Jaiprakash Associates Ltd.	283,029	26,555
*	Jammu & Kashmir Bank Ltd.	45,969	16,877
	Jamna Auto Industries Ltd.	11,539	18,424
	JB Chemicals & Pharmaceuticals Ltd.	2,748	61,379
	Jindal Poly Films Ltd.	3,096	41,418
	Jindal Saw Ltd.	26,493	28,700

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Jindal Stainless Hisar Ltd.	14,848	$44,756
*	Jindal Stainless Ltd.	25,129	37,801
	Jindal Steel & Power Ltd.	61,427	301,640
	JK Cement Ltd.	2,711	85,737
	JK Lakshmi Cement Ltd.	9,249	51,789
	JK Paper Ltd.	13,452	58,947
	JK Tyre & Industries Ltd.	16,774	25,114
	JM Financial Ltd.	74,675	60,251
	JSW Energy Ltd.	56,388	170,590
	Jubilant Ingrevia Ltd.	16,322	109,538
	Jubilant Pharmova Ltd.	12,752	58,192
	Jyothy Labs Ltd.	29,185	63,236
	Kalpataru Power Transmission Ltd.	11,248	52,741
	Kalyani Steels Ltd.	3,501	13,212
	Kansai Nerolac Paints Ltd.	8,677	43,993
	Karnataka Bank Ltd.	40,506	36,166
	Karur Vysya Bank Ltd.	53,643	39,937
	Kaveri Seed Co. Ltd.	2,664	16,342
	KCP Ltd.	5,337	7,421
	KEC International Ltd.	15,776	91,437
	KEI Industries Ltd.	6,721	105,130
	Kennametal India Ltd.	656	19,055
*	Kesoram Industries Ltd.	43,543	26,061
*	Kiri Industries Ltd.	2,791	16,833
	Kirloskar Brothers Ltd.	5,543	23,767
	Kirloskar Ferrous Industries Ltd.	9,869	24,986
	Kirloskar Oil Engines Ltd.	9,660	20,060
	KNR Constructions Ltd.	15,834	52,882
*	Kolte-Patil Developers Ltd.	6,966	23,463
	Kovai Medical Center & Hospital	977	18,638
	KPIT Technologies Ltd.	15,845	110,151
	KPR Mill Ltd.	10,640	78,861
	KRBL Ltd.	9,700	30,011
	KSB Ltd.	2,564	47,576
	L&T Finance Holdings Ltd.	87,018	82,844
	LA Opala RG Ltd.	3,233	11,905
	Lakshmi Machine Works Ltd.	280	36,949
*Ω	Lemon Tree Hotels Ltd.	55,265	46,259
	LG Balakrishnan & Bros Ltd.	4,876	43,359
	LIC Housing Finance Ltd.	53,064	258,438
	Linde India Ltd.	3,321	153,435
	LT Foods Ltd.	10,602	12,193
	Lumax Auto Technologies Ltd.	4,144	13,599
	Lupin Ltd.	26,855	217,968
	Maharashtra Seamless Ltd.	4,580	42,419
	Mahindra & Mahindra Financial Services Ltd.	88,808	210,370
	Mahindra CIE Automotive Ltd.	20,010	67,806
	Mahindra Lifespace Developers Ltd.	12,243	61,771
	Maithan Alloys Ltd.	646	7,725
	Man Infraconstruction Ltd.	20,147	21,772
	Manappuram Finance Ltd.	54,658	68,142
	Mangalam Cement Ltd.	1,802	6,883
	Marksans Pharma Ltd.	26,446	16,333
Ω	MAS Financial Services Ltd.	2,939	20,215
	Mazagon Dock Shipbuilders Ltd.	3,955	13,904
*	Meghmani Finechem Ltd.	2,451	47,038
	Meghmani Organics Ltd.	26,079	42,351
	Minda Corp. Ltd.	8,248	23,264
*	Mirza International Ltd.	3,030	9,544

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Mishra Dhatu Nigam Ltd.	11,441	$24,349
	MM Forgings Ltd.	1,219	14,959
	MOIL Ltd.	10,893	21,566
	Monte Carlo Fashions Ltd.	1,697	16,109
*	Morepen Laboratories Ltd.	27,770	12,719
	Motherson Sumi Systems Ltd.	121,031	195,809
*	Motherson Sumi Wiring India Ltd.	121,031	117,897
	Motilal Oswal Financial Services Ltd.	5,968	57,660
	Mphasis Ltd.	7,767	227,638
	MRF Ltd.	277	292,705
	Multi Commodity Exchange of India Ltd.	3,204	56,507
	Muthoot Finance Ltd.	14,229	192,833
	Natco Pharma Ltd.	11,479	99,033
	National Aluminium Co. Ltd.	131,702	130,100
	Nava Ltd.	21,905	55,677
	Navneet Education Ltd.	13,812	18,892
	NBCC India Ltd.	92,842	38,791
	NCC Ltd.	61,742	45,883
	NESCO Ltd.	1,511	11,312
	Neuland Laboratories Ltd.	1,011	16,590
	NIIT Ltd.	11,898	55,249
	Nilkamal Ltd.	1,015	25,459
	Nippon Life India Asset Management Ltd.	13,400	47,323
	NMDC Ltd.	99,766	136,105
	NOCIL Ltd.	20,106	70,117
	NRB Bearings Ltd.	5,264	9,149
	Nucleus Software Exports Ltd.	2,123	11,118
	Oberoi Realty Ltd.	18,904	218,026
	OnMobile Global Ltd.	12,824	21,347
	Oracle Financial Services Software Ltd.	2,688	107,063
	Orient Cement Ltd.	21,919	32,244
	Oriental Carbon & Chemicals Ltd.	1,456	16,395
	Paisalo Digital Ltd.	37,330	34,310
*	Patel Engineering Ltd.	35,554	10,453
	PCBL Ltd.	15,940	24,549
	Persistent Systems Ltd.	4,470	205,237
	Petronet LNG Ltd.	103,734	287,989
	Phoenix Mills Ltd.	12,015	188,772
	Piramal Enterprises Ltd.	13,926	312,865
*Ω	PNB Housing Finance Ltd.	9,491	42,111
	PNC Infratech Ltd.	9,087	29,274
	Polyplex Corp. Ltd.	2,401	71,267
	Power Finance Corp. Ltd.	149,816	219,971
	Praj Industries Ltd.	6,095	30,586
*	Prakash Industries Ltd.	12,834	8,590
Ω	Prataap Snacks Ltd.	1,973	18,090
	Prestige Estates Projects Ltd.	19,961	104,342
*	Pricol Ltd.	18,565	35,373
*	Prism Johnson Ltd.	45,272	69,554
	PTC India Ltd.	49,707	52,214
	Punjab National Bank	260,829	103,695
Ω	Quess Corp. Ltd.	7,312	54,568
	Radico Khaitan Ltd.	9,936	118,385
	Rain Industries Ltd.	23,364	52,365
	Rajesh Exports Ltd.	12,110	90,910
	Rallis India Ltd.	6,437	17,254
*	Ramco Cements Ltd.	16,711	154,479
*	Ramco Industries Ltd.	6,510	15,853
	Ramkrishna Forgings Ltd.	10,185	23,064

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	$25,259
	Ratnamani Metals & Tubes Ltd.	4,182	89,463
	Raymond Ltd.	6,223	75,473
*Ω	RBL Bank Ltd.	50,620	59,213
	REC Ltd.	124,223	205,953
	Redington India Ltd.	89,320	140,719
*	Reliance Power Ltd.	324,192	52,480
	Repco Home Finance Ltd.	3,606	6,861
	Rhi Magnesita India Ltd.	3,748	24,575
	RITES Ltd.	7,490	24,934
	Rupa & Co. Ltd.	2,488	11,781
	Sagar Cements Ltd.	4,388	9,851
	Sangam India Ltd.	4,793	16,141
	Sarda Energy & Minerals Ltd.	1,477	17,776
	Sasken Technologies Ltd.	747	7,379
	Savita Oil Technologies Ltd.	462	7,094
	Schaeffler India Ltd.	2,910	101,879
*	SEAMEC Ltd.	684	7,370
Ω	SH Kelkar & Co. Ltd.	5,846	10,289
	Sharda Cropchem Ltd.	1,214	7,979
	Shilpa Medicare Ltd.	6,393	33,296
	Shipping Corp. of India Ltd.	16,928	22,279
	Shriram City Union Finance Ltd.	3,509	85,885
	Shriram Transport Finance Co. Ltd.	28,132	493,230
*	SIS Ltd.	2,778	15,713
	Sobha Ltd.	8,336	73,862
	Solar Industries India Ltd.	2,143	74,501
	Solara Active Pharma Sciences Ltd.	2,319	11,277
*	Somany Ceramics Ltd.	2,104	16,749
*	South Indian Bank Ltd.	422,529	42,200
*	Spandana Sphoorty Financial Ltd.	3,573	19,372
	SRF Ltd.	5,660	174,086
*	Star Cement Ltd.	15,455	17,000
	Steel Authority of India Ltd.	152,615	149,114
	Sterlite Technologies Ltd.	17,267	31,057
	Strides Pharma Science Ltd.	9,046	37,972
	Subex Ltd.	63,336	21,233
	Subros Ltd.	2,055	8,856
	Sudarshan Chemical Industries Ltd.	2,581	15,426
	Sun TV Network Ltd.	15,404	92,082
	Sundaram Finance Ltd.	8,644	224,640
	Sundaram-Clayton Ltd.	898	52,934
	Sunteck Realty Ltd.	7,768	50,923
	Suprajit Engineering Ltd.	9,703	41,786
	Supreme Petrochem Ltd.	1,013	10,872
	Surya Roshni Ltd.	2,181	10,606
	Sutlej Textiles & Industries Ltd.	10,341	8,377
	Tamil Nadu Newsprint & Papers Ltd.	11,562	32,554
	Tata Chemicals Ltd.	23,372	269,413
	Tata Coffee Ltd.	3,940	11,041
	Tata Consumer Products Ltd.	71,059	729,117
*	Tata Motors Ltd.	42,806	244,048
	Tata Steel Ltd.	241,934	329,900
*Ω	TCNS Clothing Co. Ltd.	1,674	12,325
	TD Power Systems Ltd.	1,395	9,995
	Tech Mahindra Ltd.	14,346	191,010
	Techno Electric & Engineering Co. Ltd.	5,232	19,494
	Texmaco Rail & Engineering Ltd.	50,683	27,903
	Thermax Ltd.	5,288	137,465

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Thirumalai Chemicals Ltd.	5,325	$15,267
*	Thomas Cook India Ltd.	15,269	12,971
	Tide Water Oil Co. India Ltd.	415	5,312
	Time Technoplast Ltd.	25,514	34,642
	Tinplate Co. of India Ltd.	7,848	29,219
	Transport Corp. of India Ltd.	4,427	38,976
	Trident Ltd.	147,551	74,156
	Triveni Engineering & Industries Ltd.	11,666	37,496
	Triveni Turbine Ltd.	8,371	18,140
	TV Today Network Ltd.	2,698	9,525
*	TV18 Broadcast Ltd.	68,802	32,349
	TVS Srichakra Ltd.	374	9,258
	Uflex Ltd.	5,285	41,441
*	Ugro Capital Ltd.	6,396	13,915
*	Ujjivan Financial Services Ltd.	20,093	43,965
	Unichem Laboratories Ltd.	5,045	18,910
	Union Bank of India Ltd.	147,391	71,490
	UPL Ltd.	70,320	658,641
	Usha Martin Ltd.	30,875	56,715
	UTI Asset Management Co. Ltd.	3,239	28,391
*	VA Tech Wabag Ltd.	5,913	17,998
	Vaibhav Global Ltd.	6,445	24,400
	Vakrangee Ltd.	84,583	30,013
	Vardhman Textiles Ltd.	16,925	65,115
*Ω	Varroc Engineering Ltd.	5,366	23,858
	Venky's India Ltd.	752	19,223
	Vesuvius India Ltd.	1,292	18,864
	Vindhya Telelinks Ltd.	647	8,767
*	Vodafone Idea Ltd.	1,094,486	120,769
	Voltamp Transformers Ltd.	496	21,927
	VRL Logistics Ltd.	2,989	23,839
	VST Industries Ltd.	329	13,301
	VST Tillers Tractors Ltd.	516	17,257
	Welspun Corp. Ltd.	18,515	52,909
	Welspun Enterprises Ltd.	8,592	11,002
	Welspun India Ltd.	46,191	40,967
	West Coast Paper Mills Ltd.	7,697	41,317
	Wheels India Ltd.	921	8,421
*	Wockhardt Ltd.	8,985	25,157
*	Yes Bank Ltd.	110,140	20,903
	Zee Entertainment Enterprises Ltd.	118,961	370,403
*	Zee Media Corp. Ltd.	60,172	11,634
	Zensar Technologies Ltd.	12,992	40,695
	Zydus Lifesciences Ltd.	31,619	138,614
	Zydus Wellness Ltd.	2,446	50,024
TOTAL INDIA			33,486,562
INDONESIA — (2.2%)
	Adaro Energy Tbk PT	729,700	160,226
*	Adhi Karya Persero Tbk PT	366,900	18,314
	AKR Corporindo Tbk PT	1,284,000	108,411
*	Alam Sutera Realty Tbk PT	745,000	8,348
	Aneka Tambang Tbk	1,072,700	141,705
	Astra Agro Lestari Tbk PT	71,300	46,429
*	Bank Bukopin Tbk PT	5,582,200	72,336
*	Bank Capital Indonesia Tbk PT	713,400	7,407
*	Bank China Construction Bank Indonesia Tbk PT	2,218,500	13,607
*	Bank Ganesha Tbk PT	1,055,300	9,044
*	Bank Mayapada International Tbk PT	1,346,100	54,017

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Maybank Indonesia Tbk PT	2,806,500	$51,859
*	Bank MNC Internasional Tbk PT	1,877,000	17,101
*	Bank Nationalnobu Tbk PT	197,700	7,201
	Bank OCBC Nisp Tbk PT	547,400	23,624
	Bank Pan Indonesia Tbk PT	434,700	52,481
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	426,149	38,516
	Bank Pembangunan Daerah Jawa Timur Tbk PT	316,900	15,173
	Bank Syariah Indonesia Tbk PT	1,246,100	137,535
	Bank Tabungan Negara Persero Tbk PT	609,400	60,509
	BFI Finance Indonesia Tbk PT	971,700	77,521
	BISI International Tbk PT	273,900	29,377
*	Buana Lintas Lautan Tbk PT	988,600	9,734
	Bukit Asam Tbk PT	564,200	163,802
*	Bumi Serpong Damai Tbk PT	1,370,300	85,107
	Ciputra Development Tbk PT	1,575,600	98,311
*	City Retail Developments Tbk PT	893,400	8,765
*	Delta Dunia Makmur Tbk PT	1,421,800	37,614
	Dharma Satya Nusantara Tbk PT	248,300	8,887
	Elnusa Tbk PT	809,300	16,495
	Erajaya Swasembada Tbk PT	1,317,000	44,303
	Gajah Tunggal Tbk PT	349,300	16,606
	Gudang Garam Tbk PT	78,100	146,647
	Indah Kiat Pulp & Paper Tbk PT	448,900	230,196
*	Indika Energy Tbk PT	242,700	43,751
	Indo Tambangraya Megah Tbk PT	58,000	154,998
	Indocement Tunggal Prakarsa Tbk PT	159,100	99,903
	Indofood Sukses Makmur Tbk PT	633,600	290,601
	Indomobil Sukses Internasional Tbk PT	184,300	10,069
	Jaccs Mitra Pinasthika Mustika Tbk PT	162,600	10,794
	Japfa Comfeed Indonesia Tbk PT	446,100	43,500
*	Kawasan Industri Jababeka Tbk PT	1,823,500	20,042
*	Krakatau Steel Persero Tbk PT	1,221,300	31,952
	Link Net Tbk PT	71,300	22,350
*	Lippo Karawaci Tbk PT	5,173,760	36,641
*	Medco Energi Internasional Tbk PT	1,673,840	69,171
	Media Nusantara Citra Tbk PT	1,341,600	95,579
*	Mitra Adiperkasa Tbk PT	180,000	10,812
*	MNC Kapital Indonesia Tbk PT	1,746,600	14,985
*	MNC Land Tbk PT	8,068,300	50,609
*	MNC Vision Networks Tbk PT	1,825,100	13,298
*	Mulia Industrindo Tbk PT	331,500	13,759
*	Multipolar Tbk PT	1,020,800	11,823
	Pabrik Kertas Tjiwi Kimia Tbk PT	245,200	105,562
	Pakuwon Jati Tbk PT	2,387,600	73,451
	Panin Financial Tbk PT	1,596,000	42,200
*	Paninvest Tbk PT	140,700	7,923
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	585,500	49,774
*	PP Persero Tbk PT	551,300	33,900
	Puradelta Lestari Tbk PT	1,577,400	17,336
	Ramayana Lestari Sentosa Tbk PT	191,200	7,482
*††	Rimo International Lestari Tbk PT	3,228,000	2,040
	Salim Ivomas Pratama Tbk PT	780,700	24,758
	Sampoerna Agro Tbk PT	77,700	11,434
	Samudera Indonesia Tbk PT	317,800	55,375
	Sawit Sumbermas Sarana Tbk PT	796,700	80,868
*	Semen Baturaja Persero Tbk PT	296,900	9,575
	Semen Indonesia Persero Tbk PT	446,800	196,880
	Siloam International Hospitals Tbk PT	357,600	24,246
*††	Sri Rejeki Isman Tbk PT	1,753,600	3,236

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Summarecon Agung Tbk PT	2,022,600	$82,651
*	Surya Semesta Internusa Tbk PT	883,000	22,404
	Tempo Scan Pacific Tbk PT	82,400	7,666
	Timah Tbk PT	493,000	48,605
*††	Trada Alam Minera Tbk PT	2,672,100	1,689
	Trias Sentosa Tbk PT	209,300	10,579
*	Trimegah Sekuritas IndonesiaTbk PT	610,300	11,682
	Tunas Baru Lampung Tbk PT	469,000	24,358
*	Vale Indonesia Tbk PT	394,200	162,717
*	Waskita Karya Persero Tbk PT	268,410	9,338
*	Wijaya Karya Persero Tbk PT	568,600	35,906
	XL Axiata Tbk PT	542,400	86,823
TOTAL INDONESIA			4,312,303
MALAYSIA — (1.9%)
	Aeon Co. M Bhd	96,000	30,878
	AEON Credit Service M Bhd	11,700	37,780
	AFFIN Bank Bhd	51,126	24,503
	Ajinomoto Malaysia Bhd	4,200	11,289
	Alliance Bank Malaysia Bhd	147,400	115,362
	Allianz Malaysia Bhd	10,500	30,207
	AMMB Holdings Bhd	259,700	227,864
	Batu Kawan Bhd	16,200	84,509
#*	Berjaya Corp. Bhd	465,608	25,644
	Beshom Holdings Bhd	24,300	8,145
	BIMB Holdings Bhd	77,800	47,050
#*	Boustead Holdings Bhd	159,700	27,877
#	Boustead Plantations Bhd	115,000	21,090
*	Bumi Armada Bhd	375,700	32,235
#	Cahya Mata Sarawak Bhd	118,100	24,854
	Chin Teck Plantations BHD	5,500	11,287
	Dayang Enterprise Holdings Bhd	67,320	15,113
	DRB-Hicom Bhd	151,400	42,876
	Duopharma Biotech Bhd	116,400	39,783
	Eco World Development Group Bhd	136,900	19,562
*	Ecofirst Consolidated Bhd	106,100	9,067
#*	Ekovest BHD	254,400	22,334
	FAR East Holdings Bhd	1,400	1,115
	FGV Holdings Bhd	42,200	14,220
	Formosa Prosonic Industries Bhd	21,800	14,541
	Gamuda Bhd	264,459	223,109
	Genting Plantations Bhd	43,700	63,476
	Guan Chong Bhd	51,600	28,091
	Hartalega Holdings Bhd	163,000	100,386
#*	Hengyuan Refining Co. Bhd	22,900	22,892
#	Hiap Teck Venture Bhd	218,100	14,274
	Hibiscus Petroleum Bhd	153,400	31,107
	Hong Leong Industries Bhd	10,000	20,457
	IGB Bhd	40,749	20,651
	IJM Corp. Bhd	428,300	170,531
#	Insas Bhd	89,000	15,924
	IOI Properties Group Bhd	224,800	50,288
#*	JAKS Resources Bhd	260,520	16,428
#*	Jaya Tiasa Holdings Bhd	41,300	6,135
	Keck Seng Malaysia Bhd	19,600	15,419
	Kenanga Investment Bank Bhd	89,400	18,003
#	Kim Loong Resources Bhd	29,200	10,963
#*	KNM Group Bhd	566,400	14,685
	Kossan Rubber Industries	244,200	68,622

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	KPJ Healthcare Bhd	238,800	$46,717
	Kretam Holdings Bhd	133,900	16,244
	Leong Hup International Bhd	128,600	15,062
#Ω	Lotte Chemical Titan Holding Bhd	47,477	20,381
	LPI Capital Bhd	10,800	32,881
#	Magni-Tech Industries Bhd	19,900	8,503
	Magnum Bhd	153,414	57,276
#	Mah Sing Group Bhd	277,700	37,162
#	Malayan Flour Mills Bhd	227,800	31,016
*	Malaysia Airports Holdings Bhd	133,500	187,559
#	Malaysia Building Society Bhd	286,773	37,438
	Malaysia Smelting Corp. Bhd	17,900	8,786
#	Malaysian Resources Corp. Bhd	291,800	22,663
	Matrix Concepts Holdings Bhd	65,700	33,532
#	MBM Resources BHD	38,200	27,475
	Mega First Corp. Bhd	74,000	57,405
	MKH Bhd	39,000	10,875
#	MNRB Holdings Bhd	50,800	11,409
*	MPHB Capital Bhd	55,400	18,278
	Oriental Holdings BHD	46,900	70,038
#	OSK Holdings Bhd	194,800	39,629
	Padini Holdings Bhd	48,300	35,197
#	Petron Malaysia Refining & Marketing Bhd	16,400	19,017
	RCE Capital Bhd	49,100	18,316
*	Sapura Energy Bhd	781,500	7,073
#	Sarawak Oil Palms Bhd	41,700	25,862
	Scientex Bhd	72,300	55,754
*	Shangri-La Hotels Malaysia Bhd	15,300	11,555
	Sime Darby Property Bhd	257,300	27,203
	SP Setia Bhd Group	226,999	38,566
	Sunway Bhd	277,623	104,257
#	Supermax Corp. Bhd	185,586	34,009
#	Syarikat Takaful Malaysia Keluarga Bhd	53,565	40,817
#	Ta Ann Holdings Bhd	59,700	51,505
	Taliworks Corp. Bhd	54,700	11,555
#	TASCO Bhd	95,100	21,087
#	Thong Guan Industries Bhd	28,400	15,587
	TIME dotCom Bhd	24,300	25,092
	Top Glove Corp. Bhd	567,600	123,200
#*	Tropicana Corp. Bhd	62,213	13,563
	TSH Resources Bhd	65,000	15,350
#	UEM Edgenta Bhd	40,500	11,839
#*	UEM Sunrise Bhd	183,900	12,843
#	UMW Holdings Bhd	40,500	26,523
	Unisem M Bhd	85,800	58,168
	United Malacca Bhd	28,200	33,623
	United Plantations Bhd	10,300	33,114
#	UOA Development Bhd	24,410	9,164
#	VS Industry Bhd	261,100	59,382
#	WCT Holdings Bhd	129,750	12,711
#	Yinson Holdings Bhd	208,319	98,441
*	YNH Property Bhd	32,000	24,283
	YTL Corp. Bhd	577,426	74,031
TOTAL MALAYSIA			3,789,642
MEXICO — (2.2%)
#*	ALEATICA SAB de CV	34,887	28,220
	Alfa SAB de CV, Class A	534,691	367,468
	Alpek SAB de CV	60,630	80,332

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#Ω	Banco del Bajio SA	108,947	$255,620
*	Cemex SAB de CV	549,733	220,859
	Cia Minera Autlan SAB de CV, Class B	66,644	47,697
	Consorcio ARA SAB de CV	98,355	15,873
	Corp Actinver SAB de CV	24,616	14,973
	Corporativo Fragua SAB de CV	6,901	109,002
	Cydsa SAB de CV	50,192	33,682
	El Puerto de Liverpool SAB de CV, Class C1	21,537	96,743
	GCC SAB de CV	22,677	140,864
	Genomma Lab Internacional SAB de CV, Class B	93,969	87,721
	Gentera SAB de CV	144,860	116,965
	Grupo Carso SAB de CV	27,340	106,621
	Grupo Comercial Chedraui SA de CV	52,854	160,593
#*	Grupo Financiero Inbursa SAB de CV, Class O	214,399	396,184
	Grupo Herdez SAB de CV	6,700	9,972
*	Grupo Hotelero Santa Fe SAB de CV	50,240	9,488
	Grupo Industrial Saltillo SAB de CV	47,197	70,128
	Grupo KUO SAB de CV, Class B	17,055	35,557
*	Grupo Sanborns SAB de CV	36,346	44,217
	Grupo Televisa SAB	344,679	540,719
#*Ω	Grupo Traxion SAB de CV	26,259	32,847
#*	Hoteles City Express SAB de CV	35,899	6,868
	Industrias Bachoco SAB de CV, Class B	20,258	76,151
*	Industrias CH SAB de CV, Class B	11,679	127,758
	Industrias Penoles SAB de CV	16,141	162,974
#	La Comer SAB de CV	46,949	83,371
	Medica Sur SAB de CV, Class B	15,169	39,773
	Megacable Holdings SAB de CV	68,981	159,108
#*	Minera Frisco SAB de CV, Class A1	59,444	8,573
*Ω	Nemak SAB de CV	208,107	52,574
	Operadora de Sites Mexicanos SA de CV, Class A	12,203	14,247
	Orbia Advance Corp. SAB de CV	101,244	224,187
#*	Organizacion Cultiba SAB de CV	46,456	21,900
	Organizacion Soriana SAB de CV, Class B	37,912	42,030
	Promotora y Operadora de Infraestructura SAB de CV	16,613	120,204
	Promotora y Operadora de Infraestructura SAB de CV, Class L	2,980	12,572
#	Qualitas Controladora SAB de CV	11,600	48,857
#*	Unifin Financiera SAB de CV	38,215	29,975
*	Vista Energy SAB de CV, ADR	6,140	53,909
*	Vitro SAB de CV, Class A	24,646	26,598
TOTAL MEXICO			4,333,974
PHILIPPINES — (0.7%)
	8990 Holdings, Inc.	135,600	22,878
	AllHome Corp.	85,000	7,456
	Alliance Global Group, Inc.	402,800	72,306
	Asia United Bank Corp.	8,110	6,600
*	Atlas Consolidated Mining & Development Corp.	171,900	14,168
*	Belle Corp.	525,000	11,429
	China Banking Corp.	123,600	60,653
	Cosco Capital, Inc.	281,900	21,986
	DMCI Holdings, Inc.	395,300	68,170
	DoubleDragon Corp.	73,400	10,268
	East West Banking Corp.	22,500	2,775
	Filinvest Development Corp.	121,800	15,581
	Filinvest Land, Inc.	1,703,000	27,196
	First Philippine Holdings Corp.	31,550	36,916
	GT Capital Holdings, Inc.	11,039	90,869
	Holcim Philippines, Inc.	71,600	5,851

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Integrated Micro-Electronics, Inc.	72,600	$9,090
	LT Group, Inc.	216,100	34,520
	Megaworld Corp.	1,421,700	58,349
	Metropolitan Bank & Trust Co.	212,100	187,087
*	Petron Corp.	459,700	23,936
*	Philcomsat Holdings Corp.	9,064	52
	Philex Mining Corp.	146,000	8,615
*	Philippine National Bank	50,900	16,534
*	Pilipinas Shell Petroleum Corp.	32,000	10,347
	Puregold Price Club, Inc.	97,000	53,154
	RFM Corp.	109,000	7,716
	Rizal Commercial Banking Corp.	85,200	30,737
	Robinsons Land Corp.	268,700	82,945
	Robinsons Retail Holdings, Inc.	39,190	39,423
	San Miguel Corp.	36,590	70,036
	Security Bank Corp.	51,510	84,676
*	Top Frontier Investment Holdings, Inc.	3,090	6,426
	Union Bank of the Philippines	66,514	97,450
	Vista Land & Lifescapes, Inc.	717,200	25,664
TOTAL PHILIPPINES			1,321,859
POLAND — (0.9%)
	AB SA	2,333	18,732
*	Agora SA	8,438	9,836
*	Alior Bank SA	18,231	98,710
	Apator SA	2,181	7,237
	ASBISc Enterprises PLC	4,834	15,795
	Asseco Poland SA	8,572	133,568
	Asseco South Eastern Europe SA	1,008	9,455
	Bank Handlowy w Warszawie SA	4,891	62,088
*	Bank Millennium SA	73,377	58,609
*	Bank Ochrony Srodowiska SA	9,478	15,693
*	BNPP Bank Polska SA	1,220	14,578
	Boryszew SA	19,241	20,597
	Ciech SA	4,740	40,573
	ComArch SA	323	12,627
	Develia SA	39,555	20,603
#	Echo Investment SA	23,480	15,665
*	Enea SA	37,216	75,992
	Fabryki Mebli Forte SA	1,537	9,643
*	Famur SA	25,903	17,843
	Ferro SA	1,338	7,084
*	Grupa Azoty SA	7,205	67,075
	Grupa Lotos SA	12,298	215,324
	Inter Cars SA	224	19,854
*	Jastrzebska Spolka Weglowa SA	5,862	63,898
	Kernel Holding SA	5,793	32,499
	Lubelski Wegiel Bogdanka SA	3,931	45,822
*	mBank SA	2,361	112,938
#	MCI Capital SA	1,649	5,912
#	NEWAG SA	2,123	8,212
*	PGE Polska Grupa Energetyczna SA	107,628	240,627
*	PKP Cargo SA	7,482	21,291
*	Polimex-Mostostal SA	8,243	5,536
	Stalexport Autostrady SA	16,406	10,069
*	Tauron Polska Energia SA	202,440	142,885
	VRG SA	42,918	36,586
	Warsaw Stock Exchange	1,191	9,084
*	Wawel SA	8	814

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Zespol Elektrowni Patnow Adamow Konin SA	3,351	$20,393
TOTAL POLAND			1,723,747
QATAR — (1.0%)
	Aamal Co.	288,708	92,629
	Al Khaleej Takaful Group QSC	22,072	19,892
*	Alijarah Holding Co. QPSC	104,338	25,482
	Baladna	111,628	53,449
	Barwa Real Estate Co.	228,601	226,612
	Commercial Bank PSQC	164,028	330,477
	Doha Bank QPSC	212,972	146,701
	Doha Insurance Co. QSC	40,320	24,271
*	Gulf International Services QSC	99,947	55,010
	Gulf Warehousing Co.	37,401	45,083
	Mannai Corp. QSC	21,498	57,612
	Masraf Al Rayan QSC	63,226	76,540
	Medicare Group	5,739	10,839
	Ooredoo QPSC	38,892	99,771
	Qatar Aluminum Manufacturing Co.	100,813	47,492
	Qatar Fuel QSC	1,109	5,440
	Qatar Industrial Manufacturing Co. QSC	41,774	42,566
	Qatar Insurance Co. SAQ	171,001	110,577
	Qatar National Cement Co. QSC	42,297	56,651
	Qatar Navigation QSC	65,678	192,470
*	Salam International Investment Ltd. QSC	139,423	33,141
	United Development Co. QSC	227,646	95,209
	Vodafone Qatar QSC	170,676	78,328
TOTAL QATAR			1,926,242
RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	24,314	0
*	Global Ports Investments PLC, GDR	4,588	0
*††	Lenta International Co. PJSC, GDR	4,734	0
*††	Magnitogorsk Iron & Steel Works PJSC,GDR	16,505	0
*††	QIWI PLC, Sponsored ADR	2,648	0
*††	Ros Agro PLC, GDR	3,925	0
*††	RusHydro PJSC, ADR	93,802	0
*††	Tatneft PJSC, Sponsored ADR	14,399	0
*††	VK Co. Ltd., GDR	6,323	0
*††	VTB Bank PJSC, GDR	138,363	0
SAUDI ARABIA — (4.1%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	6,869	19,474
	Al Babtain Power & Telecommunication Co.	6,950	43,611
*	Al Etihad Cooperative Insurance Co.	3,097	11,587
*	Al Gassim Investment Holding Co.	6,444	35,236
*	Al Hassan Ghazi Ibrahim Shaker Co.	5,595	27,422
*	Al Jouf Agricultural Development Co.	3,816	49,062
*	Al Jouf Cement Co.	11,224	31,352
*	Al Khaleej Training & Education Co.	6,476	26,871
*	Al Rajhi Co. for Co-operative Insurance	3,194	65,199
	Al Yamamah Steel Industries Co.	1,661	16,058
*	AlAbdullatif Industrial Investment Co.	7,870	40,625
*	AlJazira Takaful Ta'awuni Co.	2,265	9,773
*	Allianz Saudi Fransi Cooperative Insurance Co.	4,860	17,693
	Arab National Bank	86,786	717,763
	Arabian Cement Co.	9,734	99,308
*	Arabian Shield Cooperative Insurance Co.	3,401	15,550

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Arriyadh Development Co.	15,108	$93,048
*	Bank AlBilad	2,580	34,171
	Bank Al-Jazira	68,755	484,451
*	Basic Chemical Industries Ltd.	2,738	28,745
	Bawan Co.	5,159	48,457
*	Buruj Cooperative Insurance Co.	1,997	10,241
*	Chubb Arabia Cooperative Insurance Co.	2,171	10,676
	City Cement Co.	10,142	62,582
*	Dar Al Arkan Real Estate Development Co.	94,960	320,718
*	Dur Hospitality Co.	9,571	59,982
	Eastern Province Cement Co.	6,367	74,537
	Electrical Industries Co.	3,489	22,925
*	Emaar Economic City	66,764	180,979
	Etihad Etisalat Co.	63,225	638,390
	Fitaihi Holding Group	3,112	27,177
*	Gulf General Cooperative Insurance Co.	10,344	24,479
	Gulf Insurance Group	3,021	19,868
	Hail Cement Co.	5,773	20,640
*	Jazan Energy & Development Co.	6,599	28,480
	L'Azurde Co. for Jewelry	5,967	24,034
*	Mediterranean & Gulf Insurance & Reinsurance Co.	16,398	49,679
*	Methanol Chemicals Co.	3,131	31,093
*	Middle East Healthcare Co.	5,177	48,258
*	Middle East Specialized Cables Co.	6,345	22,588
*	Mobile Telecommunications Co. Saudi Arabia	80,900	254,265
	Najran Cement Co.	13,973	56,237
*	National Agriculture Development Co.	7,525	60,963
	National Co. for Glass Industries	3,510	33,688
	National Gypsum	5,302	37,804
*	National Industrialization Co.	53,648	237,991
	National Medical Care Co.	3,290	51,507
	Northern Region Cement Co.	14,928	46,873
	Sahara International Petrochemical Co.	54,473	695,238
*	Saudi Arabian Cooperative Insurance Co.	5,048	21,651
	Saudi Ceramic Co.	5,290	51,414
	Saudi Chemical Co. Holding	6,860	54,328
*	Saudi Co. For Hardware CJSC	2,472	23,257
	Saudi Industrial Investment Group	46,265	345,384
	Saudi Industrial Services Co.	7,743	42,355
	Saudi Investment Bank	95,572	535,732
*	Saudi Kayan Petrochemical Co.	119,323	485,007
*	Saudi Marketing Co.	1,460	8,303
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,457	78,036
*	Saudi Printing & Packaging Co.	5,795	25,171
*	Saudi Public Transport Co.	11,641	51,036
*	Saudi Reinsurance Co.	5,643	24,530
	Savola Group	34,836	309,888
*	Seera Group Holding	30,482	134,795
*	Sinad Holding Co.	15,831	63,449
	Tabuk Cement Co.	8,849	36,416
*	Takween Advanced Industries Co.	2,914	9,319
	Umm Al-Qura Cement Co.	3,517	21,345
	United International Transportation Co.	4,057	52,249
*	Walaa Cooperative Insurance Co.	5,069	18,736
*	Yamama Cement Co.	17,209	135,154
	Yanbu Cement Co.	11,651	115,054
	Yanbu National Petrochemical Co.	33,944	451,327
*	Zamil Industrial Investment Co.	8,237	42,313
TOTAL SAUDI ARABIA			8,203,597

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (3.8%)
	Absa Group Ltd.	13,766	$141,067
	Adcock Ingram Holdings Ltd.	9,797	30,157
	Advtech Ltd.	106,246	105,329
	AECI Ltd.	18,205	99,734
	African Rainbow Minerals Ltd.	17,694	249,389
	Alexander Forbes Group Holdings Ltd.	122,324	35,657
	Altron Ltd., Class A	27,408	13,559
#	AngloGold Ashanti Ltd., Sponsored ADR	14,321	210,662
	Aspen Pharmacare Holdings Ltd.	54,209	475,100
	Astral Foods Ltd.	6,962	83,870
	Barloworld Ltd.	37,657	207,791
	Bidvest Group Ltd.	23,947	308,328
*	Blue Label Telecoms Ltd.	57,880	24,709
*	Brait PLC	54,087	13,675
	Cashbuild Ltd.	1,258	19,097
	Caxton & CTP Publishers & Printers Ltd.	18,917	10,245
	DataTec Ltd.	45,898	121,424
*	Discovery Ltd.	57,874	447,223
	DRDGOLD Ltd.	27,321	16,977
	Exxaro Resources Ltd.	38,418	466,979
	Foschini Group Ltd.	16,043	117,518
	Grindrod Ltd.	61,737	32,856
	Grindrod Shipping Holdings Ltd.	1,495	26,868
	Harmony Gold Mining Co. Ltd.	43,711	139,632
	Harmony Gold Mining Co. Ltd., Sponsored ADR	47,253	154,517
	Hudaco Industries Ltd.	3,955	35,572
	Investec Ltd.	39,994	213,692
	Invicta Holdings Ltd.	10,262	16,841
	KAP Industrial Holdings Ltd.	309,933	80,645
	Lewis Group Ltd.	10,591	33,012
	Life Healthcare Group Holdings Ltd.	188,721	223,591
	Merafe Resources Ltd.	159,565	13,749
	Metair Investments Ltd.	31,298	50,894
	MiX Telematics Ltd., Sponsored ADR	1,881	14,728
	Momentum Metropolitan Holdings	134,502	118,779
	Motus Holdings Ltd.	19,271	130,100
	Mpact Ltd.	21,681	40,319
*	Murray & Roberts Holdings Ltd.	38,611	24,503
*	Nampak Ltd.	190,453	28,240
	Nedbank Group Ltd.	69,953	914,408
	Netcare Ltd.	124,678	114,273
	Ninety One Ltd.	5,500	13,430
	Oceana Group Ltd.	17,392	51,194
	Old Mutual Ltd.	683,553	466,242
	Omnia Holdings Ltd.	28,516	109,600
Ω	Pepkor Holdings Ltd.	166,062	202,033
*	PPC Ltd.	148,293	25,483
	Raubex Group Ltd.	23,054	51,104
	RCL Foods Ltd.	30,615	19,767
	Reunert Ltd.	17,033	42,053
	RFG Holdings Ltd.	6,432	4,481
	Royal Bafokeng Platinum Ltd.	23,644	212,568
*	Sappi Ltd.	90,334	299,151
	Standard Bank Group Ltd.	10,510	101,255
	Super Group Ltd.	56,942	96,131
*	Telkom SA SOC Ltd.	54,440	142,635
	Tiger Brands Ltd.	18,263	180,873
*	Tsogo Sun Hotels Ltd.	109,934	24,146
TOTAL SOUTH AFRICA			7,647,855

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (13.3%)
	ABco Electronics Co. Ltd.	3,431	$30,130
	ADTechnology Co. Ltd.	1,775	19,977
	Advanced Process Systems Corp.	1,107	15,487
	Aekyung Industrial Co. Ltd.	897	10,293
*	AeroSpace Technology of Korea, Inc.	2,347	10,215
*	Agabang&Company	4,166	9,976
	AK Holdings, Inc.	1,100	13,873
*	ALUKO Co. Ltd.	8,599	20,729
	Amorepacific Corp.	442	43,988
	Amorepacific Group	4,306	122,533
*	Amotech Co. Ltd.	791	16,383
*	Ananti, Inc.	5,842	31,913
*	Aprogen pharmaceuticals, Inc.	36,842	19,098
	Asia Cement Co. Ltd.	2,690	24,322
	ASIA Holdings Co. Ltd.	91	8,711
	Asia Paper Manufacturing Co. Ltd.	1,081	30,252
	Atec Co. Ltd.	1,889	18,109
	Autech Corp.	1,278	7,774
	Avaco Co. Ltd.	2,775	23,477
	Baiksan Co. Ltd.	1,472	11,719
	BGF Co. Ltd.	4,573	14,862
	BH Co. Ltd.	2,383	54,358
	Binggrae Co. Ltd.	1,100	40,579
*	BioSmart Co. Ltd.	1,966	6,704
	BNK Financial Group, Inc.	46,727	244,500
*	Bohae Brewery Co. Ltd.	20,266	11,952
	Boryung	2,016	17,432
*	Bumyang Construction Co. Ltd.	2,261	7,798
	BYC Co. Ltd.	69	22,574
	Byucksan Corp.	8,914	18,979
*	CammSys Corp.	8,448	14,104
*	Capro Corp.	7,250	16,550
	Cell Biotech Co. Ltd.	1,264	13,460
	Changhae Ethanol Co. Ltd.	2,554	24,914
	Chongkundang Holdings Corp.	732	33,730
*	Chorokbaem Media Co. Ltd.	2,707	33,987
	Chosun Refractories Co. Ltd.	302	18,040
	CJ CheilJedang Corp.	1,185	357,176
	CJ Corp.	2,262	138,997
	CJ ENM Co. Ltd.	1,884	147,780
	CJ Freshway Corp.	1,674	47,654
*	CJ Logistics Corp.	1,424	127,800
*	CoAsia Corp.	3,823	20,758
	Com2uSCorp	1,124	66,735
	Cosmax, Inc.	1,250	66,681
	Cuckoo Holdings Co. Ltd.	1,775	23,617
	Cuckoo Homesys Co. Ltd.	801	19,457
	D.I Corp.	3,646	18,251
	Dae Han Flour Mills Co. Ltd.	223	24,514
	Dae Won Kang Up Co. Ltd.	8,318	20,305
*	Dae Young Packaging Co. Ltd.	13,350	18,033
	Daechang Co. Ltd.	12,457	14,419
	Daedong Corp.	3,607	35,932
	Daeduck Electronics Co. Ltd.	2,361	51,951
	Daehan Steel Co. Ltd.	1,256	15,273
	Daejung Chemicals & Metals Co. Ltd.	1,231	17,464
	Daesang Corp.	3,678	61,776
	Daesang Holdings Co. Ltd.	4,994	31,871
	Daesung Holdings Co. Ltd.	698	44,063

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daesung Industrial Co. Ltd.	4,256	$16,976
*	Daewon Cable Co. Ltd.	11,589	13,806
	Daewon Pharmaceutical Co. Ltd.	1,883	25,785
*	Daewoo Engineering & Construction Co. Ltd.	26,672	108,054
	Daihan Pharmaceutical Co. Ltd.	686	14,489
	Daishin Securities Co. Ltd.	5,660	67,480
*	Danal Co. Ltd.	4,023	23,176
	Daou Data Corp.	2,532	22,488
	Daou Technology, Inc.	4,209	61,078
*	Dasan Networks, Inc.	2,224	9,952
	DB Financial Investment Co. Ltd.	3,038	12,139
	DB HiTek Co. Ltd.	4,649	161,859
	DB Insurance Co. Ltd.	7,740	360,221
*	DB, Inc.	20,637	13,210
	DCM Corp.	546	8,572
	Deutsch Motors, Inc.	4,732	31,911
	Device ENG Co. Ltd.	527	7,641
	DGB Financial Group, Inc.	32,532	193,724
	DI Dong Il Corp.	1,910	26,888
	Digital Daesung Co. Ltd.	3,570	19,654
	Display Tech Co. Ltd.	4,249	20,449
	DL Construction Co. Ltd.	1,054	17,241
#	DL E&C Co. Ltd.	4,648	145,490
	DL Holdings Co. Ltd.	1,853	92,861
	DMS Co. Ltd.	4,659	19,287
	DNF Co. Ltd.	1,629	19,586
	Dohwa Engineering Co. Ltd.	2,350	16,145
	Dong-A Hwasung Co. Ltd.	1,780	12,380
	Dong-A Socio Holdings Co. Ltd.	441	33,955
	Dong-A ST Co. Ltd.	967	45,915
	Dong-Ah Geological Engineering Co. Ltd.	1,088	14,332
*	Dongbang Transport Logistics Co. Ltd.	3,812	8,459
	Dongbu Corp.	888	7,398
	Dongil Industries Co. Ltd.	111	15,395
	Dongkuk Industries Co. Ltd.	7,902	18,282
	Dongkuk Steel Mill Co. Ltd.	9,676	99,238
	Dongkuk Structures & Construction Co. Ltd.	3,950	21,225
	Dongsuh Cos., Inc.	2,492	48,594
	Dongsung Chemical Co. Ltd.	4,993	16,893
	Dongwha Pharm Co. Ltd.	3,593	29,262
	Dongwon Development Co. Ltd.	7,989	25,509
	Dongwon F&B Co. Ltd.	317	37,131
	Dongwon Industries Co. Ltd.	277	47,891
*	Dongyang Steel Pipe Co. Ltd.	16,193	13,496
	Doosan Bobcat, Inc.	7,797	187,281
	Doosan Co. Ltd.	1,003	54,210
	DoubleUGames Co. Ltd.	1,561	50,926
*	Duksan Hi-Metal Co. Ltd.	4,192	25,646
	Duksung Co. Ltd.	2,657	13,143
	DY Corp.	2,421	13,596
	DY POWER Corp.	888	8,381
*	E& Corp. Co. Ltd.	4,736	12,381
	Easy Holdings Co. Ltd.	5,762	16,174
	Ecopro Co. Ltd.	1,254	86,626
*	Ehwa Technologies Information Co. Ltd.	46,593	34,056
	Elentec Co. Ltd.	3,055	50,648
	E-MART, Inc.	3,208	279,577
	EM-Tech Co. Ltd.	1,496	33,335
	ENF Technology Co. Ltd.	1,688	39,861

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Estechpharma Co. Ltd.	2,467	$15,983
	Eugene Corp.	10,128	31,245
	Eugene Investment & Securities Co. Ltd.	15,368	34,409
	Eusu Holdings Co. Ltd.	1,669	7,709
	FarmStory Co. Ltd.	12,835	25,026
	Fila Holdings Corp.	6,248	146,519
	Fine Semitech Corp.	984	11,875
	Fursys, Inc.	403	9,828
	Gabia, Inc.	934	8,499
	Gemvaxlink Co. Ltd.	13,451	13,560
*	Genie Music Corp.	2,529	8,820
	Geumhwa PSC Co. Ltd.	408	9,310
	Global Standard Technology Co. Ltd.	1,033	18,229
	Golfzon Newdin Holdings Co. Ltd.	3,388	18,280
	Gradiant Corp.	2,087	30,223
	Green Cross Corp.	878	117,066
	Green Cross Holdings Corp.	3,664	58,217
	GS Engineering & Construction Corp.	10,285	236,445
*	GS Global Corp.	11,688	32,309
	GS Holdings Corp.	7,541	241,723
	GS Retail Co. Ltd.	6,262	118,565
	Gwangju Shinsegae Co. Ltd.	850	21,511
	Haesung Industrial Co. Ltd.	2,850	25,174
	Halla Corp.	2,472	7,903
	Halla Holdings Corp.	1,256	37,623
	Han Kuk Carbon Co. Ltd.	4,578	49,293
	Hana Pharm Co. Ltd.	689	9,641
	HanChang Paper Co. Ltd.	15,915	21,269
*	Hancom MDS, Inc.	1,202	15,278
*	Hancom, Inc.	1,730	23,122
	Handok, Inc.	1,372	19,210
	Handsome Co. Ltd.	2,572	61,668
	Hanil Cement Co. Ltd.	2,476	27,243
	Hanil Holdings Co. Ltd.	1,453	12,158
	Hanil Hyundai Cement Co. Ltd.	562	11,221
	Hanjin Transportation Co. Ltd.	1,458	30,155
	Hankook Tire & Technology Co. Ltd.	11,847	317,566
	Hansae Co. Ltd.	2,823	36,500
	Hansae Yes24 Holdings Co. Ltd.	1,435	6,572
	Hanshin Construction Co. Ltd.	1,431	13,384
	Hansol Holdings Co. Ltd.	5,410	14,603
	Hansol HomeDeco Co. Ltd.	11,444	12,518
	Hansol Logistics Co. Ltd.	6,472	16,971
	Hansol Paper Co. Ltd.	3,482	38,287
*	Hansol Technics Co. Ltd.	5,142	23,748
	Hanwha Aerospace Co. Ltd.	4,721	235,163
	Hanwha Corp.	7,084	150,614
*	Hanwha General Insurance Co. Ltd.	14,136	54,662
	Hanwha Investment & Securities Co. Ltd.	19,019	49,005
*	Hanwha Life Insurance Co. Ltd.	62,895	111,775
*	Hanwha Solutions Corp.	16,504	557,593
	Hanyang Eng Co. Ltd.	2,207	26,522
	Hanyang Securities Co. Ltd.	991	8,479
	Harim Co. Ltd.	12,261	26,911
	HB Technology Co. Ltd.	11,025	16,607
	HD Hyundai Co. Ltd.	7,795	341,806
	HDC Holdings Co. Ltd.	6,580	35,363
	HDC Hyundai Development Co. Engineering & Construction, Class E	6,663	63,516
	Hecto Innovation Co. Ltd.	1,657	19,882

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hitejinro Holdings Co. Ltd.	1,504	$13,506
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	18,432
*	Home Center Holdings Co. Ltd.	9,905	10,983
	HS Industries Co. Ltd.	8,886	34,754
*	Humax Co. Ltd.	5,444	15,714
	Humedix Co. Ltd.	1,743	32,185
	Huons Global Co. Ltd.	962	17,259
	Huvis Corp.	1,579	7,863
	Huvitz Co. Ltd.	1,517	12,819
	Hwa Shin Co. Ltd.	3,210	23,727
*	Hwail Pharm Co. Ltd.	4,405	9,158
	Hwangkum Steel & Technology Co. Ltd.	1,402	8,140
	HwaSung Industrial Co. Ltd.	1,665	22,323
	Hy-Lok Corp.	1,868	26,513
*	Hyosung Chemical Corp.	206	29,376
	Hyosung Corp.	1,147	67,815
*	Hyosung Heavy Industries Corp.	1,256	58,183
	Hyosung TNC Corp.	404	107,517
	Hyundai Bioland Co. Ltd.	771	7,438
	Hyundai BNG Steel Co. Ltd.	1,368	14,276
	Hyundai Construction Equipment Co. Ltd.	2,054	60,099
	Hyundai Corp.	958	11,751
	Hyundai Department Store Co. Ltd.	2,618	134,473
*	Hyundai Doosan Infracore Co. Ltd.	17,428	74,947
*	Hyundai Electric & Energy System Co. Ltd.	1,540	32,668
	Hyundai Elevator Co. Ltd.	3,634	78,848
*	Hyundai Energy Solutions Co. Ltd.	558	21,735
	Hyundai Engineering & Construction Co. Ltd.	12,659	411,625
	Hyundai Futurenet Co. Ltd.	10,757	23,091
	Hyundai Glovis Co. Ltd.	1,234	173,195
	Hyundai Greenfood Co. Ltd.	5,646	33,647
	Hyundai Livart Furniture Co. Ltd.	1,826	16,438
	Hyundai Marine & Fire Insurance Co. Ltd.	6,363	160,735
*	Hyundai Mipo Dockyard Co. Ltd.	3,727	258,638
	Hyundai Motor Securities Co. Ltd.	3,996	32,834
*	Hyundai Rotem Co. Ltd.	10,115	207,240
	Hyundai Steel Co.	14,635	384,960
#	Hyundai Wia Corp.	3,089	162,572
	HyVision System, Inc.	3,097	40,590
	IDIS Holdings Co. Ltd.	1,420	14,710
	Iljin Holdings Co. Ltd.	6,068	30,976
	Ilshin Spinning Co. Ltd.	344	27,324
	Ilsung Pharmaceuticals Co. Ltd.	138	8,270
	iMarketKorea, Inc.	3,411	27,244
	InBody Co. Ltd.	1,577	30,272
	Industrial Bank of Korea	5,496	39,776
*	Infinitt Healthcare Co. Ltd.	4,590	20,798
	Innocean Worldwide, Inc.	1,175	41,259
	InnoWireless, Inc.	626	14,483
*	Insun ENT Co. Ltd.	3,640	25,073
*	Interflex Co. Ltd.	1,742	17,840
	INTOPS Co. Ltd.	2,924	77,071
	IS Dongseo Co. Ltd.	3,178	98,746
	i-SENS, Inc.	814	21,723
	ISU Chemical Co. Ltd.	2,173	24,948
*	Jahwa Electronics Co. Ltd.	2,599	52,184
	JB Financial Group Co. Ltd.	19,356	111,272
	JC Chemical Co. Ltd.	1,397	9,201
*	Jeju Semiconductor Corp.	5,651	21,845

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Jinsung T.E.C.	2,075	$17,449
	JW Holdings Corp.	6,715	18,001
	JW Life Science Corp.	762	8,106
	Kangnam Jevisco Co. Ltd.	364	6,480
*	Kangwon Land, Inc.	2,075	41,477
	KAON Media Co. Ltd.	3,470	22,189
	KC Co. Ltd.	2,037	30,616
	KC Tech Co. Ltd.	1,176	16,181
	KCC Corp.	833	187,385
	KCC Glass Corp.	902	33,338
	KCTC	3,354	12,328
*	KEC Corp.	10,884	22,970
	KEPCO Plant Service & Engineering Co. Ltd.	3,208	94,728
	KG Chemical Corp.	871	18,912
	KG Dongbu Steel	1,268	12,037
	KG Eco Technology Service Co. Ltd.	2,653	31,319
	Kginicis Co. Ltd.	1,969	20,968
	KGMobilians Co. Ltd.	3,097	16,730
	KINX, Inc.	749	30,038
	KISCO Corp.	2,292	12,063
	KISCO Holdings Co. Ltd.	1,802	19,630
	KISWIRE Ltd.	1,557	25,250
	KIWOOM Securities Co. Ltd.	2,700	175,816
	Kolmar Korea Co. Ltd.	1,399	41,934
	Kolmar Korea Holdings Co. Ltd.	1,725	23,780
	Kolon Corp.	1,235	23,878
	Kolon Global Corp.	1,794	27,172
	Kolon Industries, Inc.	2,959	124,921
	Kook Soon Dang Brewery Co. Ltd.	1,119	7,979
	Korea Alcohol Industrial Co. Ltd.	1,839	15,180
	Korea Asset In Trust Co. Ltd.	6,413	17,110
	Korea Cast Iron Pipe Industries Co. Ltd.	1,394	8,677
*	Korea Circuit Co. Ltd.	2,410	38,156
	Korea Electric Terminal Co. Ltd.	1,101	47,805
*	Korea Information & Communications Co. Ltd.	1,765	10,378
	Korea Investment Holdings Co. Ltd.	6,698	325,915
*	Korea Line Corp.	27,137	49,997
	Korea Petrochemical Ind Co. Ltd.	559	54,810
	Korea Petroleum Industries Co.	1,218	10,494
	Korea Real Estate Investment & Trust Co. Ltd.	35,976	46,482
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,208	405,678
	Korea United Pharm, Inc.	1,827	36,153
	Korea Zinc Co. Ltd.	103	37,866
*	Korean Air Lines Co. Ltd.	2,553	49,884
	Korean Reinsurance Co.	16,673	113,180
	KPX Chemical Co. Ltd.	249	9,456
	KSS LINE Ltd.	1,857	14,679
*	KT Alpha Co. Ltd.	1,749	8,408
	KT Skylife Co. Ltd.	3,494	24,199
	KT Submarine Co. Ltd.	3,260	16,377
	KTB Investment & Securities Co. Ltd.	10,955	38,372
	Kukdo Chemical Co. Ltd.	1,142	44,713
	Kukdong Oil & Chemicals Co. Ltd.	3,001	8,601
*	Kumho HT, Inc.	10,784	10,673
	Kumho Petrochemical Co. Ltd.	2,770	276,707
*	Kumho Tire Co., Inc.	19,446	53,098
	KUMHOE&C Co. Ltd.	2,973	19,043
	Kumkang Kind Co. Ltd.	1,937	10,715
	Kwang Dong Pharmaceutical Co. Ltd.	6,444	32,260

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kwang Myung Electric Co. Ltd.	6,601	$15,902
	Kyeryong Construction Industrial Co. Ltd.	1,207	22,834
	Kyobo Securities Co. Ltd.	3,914	19,483
	Kyung Dong Navien Co. Ltd.	1,037	31,955
	Kyungbang Co. Ltd.	1,871	18,990
	Kyungdong Pharm Co. Ltd.	6,027	41,806
	Kyung-In Synthetic Corp.	5,504	24,876
	LB Semicon, Inc.	1,958	14,332
	LEADCORP, Inc.	2,739	17,484
	LF Corp.	3,721	50,072
	LG Display Co. Ltd.	28,434	336,156
	LG HelloVision Co. Ltd.	3,508	15,435
	LG Uplus Corp.	33,019	318,174
	LIG Nex1 Co. Ltd.	932	63,407
*	Lock & Lock Co. Ltd.	5,158	32,841
	LOT Vacuum Co. Ltd.	3,140	30,471
	Lotte Chemical Corp.	2,720	370,076
	Lotte Chilsung Beverage Co. Ltd.	706	96,519
	Lotte Confectionery Co. Ltd.	520	47,063
	Lotte Corp.	4,752	136,771
*	Lotte Data Communication Co.	385	8,120
#	LOTTE Fine Chemical Co. Ltd.	2,806	142,341
	LOTTE Himart Co. Ltd.	1,494	19,820
*	Lotte Non-Life Insurance Co. Ltd.	14,792	19,137
	Lotte Shopping Co. Ltd.	1,245	91,593
	LS Corp.	2,826	128,248
	LS Electric Co. Ltd.	3,075	137,457
*	LVMC Holdings	5,340	12,197
	LX Hausys Ltd.	1,101	36,998
*	LX Holdings Corp.	5,097	34,318
	LX International Corp.	4,931	124,944
	Macrogen, Inc.	1,322	26,670
	Maeil Dairies Co. Ltd.	624	28,566
	Mando Corp.	5,160	228,105
	MegaStudy Co. Ltd.	1,207	10,468
	Meritz Financial Group, Inc.	6,359	128,448
	Meritz Fire & Marine Insurance Co. Ltd.	2,275	60,477
	Meritz Securities Co. Ltd.	50,372	188,007
	MiCo Ltd.	3,536	25,041
	Mirae Asset Life Insurance Co. Ltd.	14,911	35,110
	Mirae Asset Securities Co. Ltd.	47,144	239,579
	Mirae Asset Venture Investment Co. Ltd.	3,943	18,939
	MK Electron Co. Ltd.	2,487	23,347
	Moorim P&P Co. Ltd.	6,828	23,615
	Motonic Corp.	2,838	18,849
	Muhak Co. Ltd.	3,935	21,212
	Namhae Chemical Corp.	2,744	20,514
	Namyang Dairy Products Co. Ltd.	48	13,640
	NeoPharm Co. Ltd.	1,577	25,144
*	Neowiz	2,725	58,101
	Neowiz Holdings Corp.	699	17,229
Ω	Netmarble Corp.	2,877	160,003
	Nexen Corp.	3,941	10,990
	Nexen Tire Corp.	6,381	30,443
	NH Investment & Securities Co. Ltd.	27,356	209,714
*	NHN Corp.	3,046	64,201
	NICE Holdings Co. Ltd.	4,498	48,699
	Nice Information & Telecommunication, Inc.	1,071	20,878
	NICE Total Cash Management Co. Ltd.	3,128	12,216

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Nong Shim Holdings Co. Ltd.	465	$24,284
	Nong Woo Bio Co. Ltd.	979	7,631
	NongShim Co. Ltd.	597	128,494
	NOROO Paint & Coatings Co. Ltd.	1,692	11,857
	NPC	2,647	19,321
	OCI Co. Ltd.	3,145	297,687
*	OPTRON-TEC, Inc.	2,558	10,729
	Orion Corp.	3,156	244,326
	Orion Holdings Corp.	4,507	52,263
*††	Osung Advanced Materials Co. Ltd.	10,387	12,893
	Ottogi Corp.	226	78,165
	Paik Kwang Industrial Co. Ltd.	4,913	16,718
	Pan Ocean Co. Ltd.	45,141	196,496
*	Paradise Co. Ltd.	8,636	90,424
	Partron Co. Ltd.	8,571	57,055
	PHA Co. Ltd.	1,125	6,829
	Poongsan Corp.	3,373	72,090
	Poongsan Holdings Corp.	918	19,430
	Posco International Corp.	8,676	137,629
	POSCO Steeleon Co. Ltd.	326	9,339
*	Power Logics Co. Ltd.	3,502	16,827
	Protec Co. Ltd.	413	7,832
	Pulmuone Co. Ltd.	2,609	27,189
	Pungkuk Ethanol Co. Ltd.	569	6,690
*	RFTech Co. Ltd.	3,243	13,515
	S-1 Corp.	2,306	113,169
	Sajo Industries Co. Ltd.	276	9,279
	Sajodaerim Corp.	1,147	22,095
*	Sajodongaone Co. Ltd.	16,983	18,678
	Sam Young Electronics Co. Ltd.	2,074	17,305
	Sam Yung Trading Co. Ltd.	2,591	27,253
	Samick Musical Instruments Co. Ltd.	8,299	10,204
	Samick THK Co. Ltd.	1,192	12,330
	Samji Electronics Co. Ltd.	1,682	13,633
	Samjin LND Co. Ltd.	5,625	14,867
	Samjin Pharmaceutical Co. Ltd.	1,495	28,398
	Samkee Corp.	8,420	22,170
	Sammok S-Form Co. Ltd.	2,023	30,869
	SAMPYO Cement Co. Ltd.	9,240	30,342
	Samsung Card Co. Ltd.	5,989	147,789
	Samsung Fire & Marine Insurance Co. Ltd.	319	48,463
*	Samsung Heavy Industries Co. Ltd.	97,760	423,810
	Samsung Publishing Co. Ltd.	1,259	25,707
	Samsung SDS Co. Ltd.	339	35,557
	Samsung Securities Co. Ltd.	10,076	271,780
	SAMT Co. Ltd.	12,775	37,124
	Samyang Corp.	593	19,303
	Samyang Foods Co. Ltd.	255	20,244
	Samyang Holdings Corp.	724	41,931
	Sangsangin Co. Ltd.	7,820	54,740
*	SBI Investment Korea Co. Ltd.	12,040	13,635
*	SBW	39,024	16,777
*	SDN Co. Ltd.	4,192	8,701
	Seah Besteel Holdings Corp.	2,148	25,753
	SeAH Holdings Corp.	153	11,431
	SeAH Steel Holdings Corp.	193	23,002
	Sebang Co. Ltd.	2,050	18,570
	Sebang Global Battery Co. Ltd.	1,376	57,283
	Segyung Hitech Co. Ltd.	634	10,151

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sejong Industrial Co. Ltd.	4,914	$23,008
	Sejong Telecom, Inc.	28,135	17,794
	Seobu T&D	3,830	23,590
	Seohan Co. Ltd.	19,101	20,488
	Seoul Semiconductor Co. Ltd.	8,308	72,535
	Seoyon Co. Ltd.	3,230	17,486
*	Sewon E&C Co. Ltd.	25,762	17,696
	Sewoon Medical Co. Ltd.	6,936	18,716
	SFA Engineering Corp.	2,968	96,817
*	SG Corp.	14,186	6,450
	SGC e Tec E&C Co. Ltd.	325	11,329
	SGC Energy Co. Ltd.	986	26,548
	Shindaeyang Paper Co. Ltd.	369	25,181
	Shinsegae Food Co. Ltd.	418	19,337
	Shinsegae Information & Communication Co. Ltd.	990	10,781
	Shinsegae International, Inc.	940	22,271
	Shinsegae, Inc.	1,280	215,740
*	Shinsung E&G Co. Ltd.	15,588	24,889
*	Shinwha Intertek Corp.	3,331	12,695
	Shinwon Corp.	17,889	23,629
	Shinyoung Securities Co. Ltd.	785	33,808
	SIGONG TECH Co. Ltd.	1,930	8,199
	Silla Co. Ltd.	770	6,345
	SIMMTECH HOLDINGS Co. Ltd.	2,813	8,647
	SIMPAC, Inc.	1,754	8,771
	Sindoh Co. Ltd.	427	10,422
	Sinil Pharm Co. Ltd.	854	6,414
	SK Chemicals Co. Ltd.	1,780	144,305
	SK D&D Co. Ltd.	2,069	41,083
	SK Discovery Co. Ltd.	2,070	57,425
	SK Gas Ltd.	546	47,385
	SK Networks Co. Ltd.	24,348	81,525
*	SK Rent A Car Co. Ltd.	2,451	16,060
	SK Securities Co. Ltd.	69,495	40,787
	SL Corp.	3,275	79,207
*††	S-MAC Co. Ltd.	7,310	14,285
	SNT Dynamics Co. Ltd.	1,105	7,137
	SNT Holdings Co. Ltd.	951	11,507
	SNT Motiv Co. Ltd.	1,479	50,165
	S-Oil Corp.	667	47,541
*	Solid, Inc.	5,544	22,568
	Songwon Industrial Co. Ltd.	2,633	38,450
	Soulbrain Holdings Co. Ltd.	1,012	16,553
	SPG Co. Ltd.	3,032	34,470
	Spigen Korea Co. Ltd.	593	17,408
	Ssangyong C&E Co. Ltd.	11,111	57,117
	STIC Investments, Inc.	4,076	25,536
	Suheung Co. Ltd.	793	22,171
	Sun Kwang Co. Ltd.	393	28,500
	Sung Kwang Bend Co. Ltd.	2,934	25,224
*	Sungchang Enterprise Holdings Ltd.	12,418	20,180
	Sungshin Cement Co. Ltd.	4,536	34,163
	Sungwoo Hitech Co. Ltd.	8,732	36,148
	Sunjin Co. Ltd.	2,612	21,755
	Systems Technology, Inc.	1,835	23,865
	Tae Kyung Industrial Co. Ltd.	3,102	15,107
	Taekwang Industrial Co. Ltd.	57	39,525
	Taekyung BK Co. Ltd.	4,970	16,604
*††	Taewoong Co. Ltd.	957	7,655

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Taeyoung Engineering & Construction Co. Ltd.	4,504	$23,810
*	Taihan Textile Co. Ltd.	263	9,920
	TechWing, Inc.	1,109	14,947
	TES Co. Ltd.	2,427	39,233
*	Thinkware Systems Corp.	1,790	21,022
	TK Corp.	3,405	34,293
	TKG Huchems Co. Ltd.	4,631	71,790
	Tongyang Life Insurance Co. Ltd.	5,937	24,729
	Tongyang, Inc.	19,744	18,225
*	Top Engineering Co. Ltd.	3,288	15,963
	Tovis Co. Ltd.	1,651	11,590
	TS Corp.	6,440	15,280
*	Tuksu Construction Co. Ltd.	3,337	23,013
*	TY Holdings Co. Ltd.	3,021	42,972
	TYM Corp.	20,875	44,473
	Ubiquoss Holdings, Inc.	1,989	24,763
	Uju Electronics Co. Ltd.	1,365	23,096
	Uni-Chem Co. Ltd.	9,060	8,289
*	Unick Corp.	1,421	7,458
	Unid Co. Ltd.	1,085	80,561
	Union Semiconductor Equipment & Materials Co. Ltd.	4,041	23,915
	Uniquest Corp.	2,686	19,405
	Value Added Technology Co. Ltd.	1,095	27,945
*	Vidente Co. Ltd.	4,562	41,683
	Vitzro Tech Co. Ltd.	2,134	11,841
*	Webzen, Inc.	1,681	25,341
	Welcron Co. Ltd.	3,279	9,209
*	Wemade Play Co. Ltd.	975	16,902
	Whanin Pharmaceutical Co. Ltd.	1,750	23,119
	Winix, Inc.	1,622	15,443
	WiSoL Co. Ltd.	5,751	39,589
*	Wonik Holdings Co. Ltd.	8,665	27,017
	Wonik Materials Co. Ltd.	1,147	28,171
	Woongjin Thinkbig Co. Ltd.	3,471	6,814
*	Wooree Bio Co. Ltd.	2,856	8,456
	Woori Financial Group, Inc.	5,456	50,068
	Woori Investment Bank Co. Ltd.	53,517	37,679
	Woorison F&G Co. Ltd.	17,338	25,588
	Woory Industrial Co. Ltd.	1,104	13,229
*	Woosu AMS Co. Ltd.	6,739	20,688
	Y G-1 Co. Ltd.	2,283	12,544
*	Y-entec Co. Ltd.	2,370	19,031
*	YIK Corp.	3,175	10,650
	Youlchon Chemical Co. Ltd.	1,117	20,176
	Young Poong Corp.	78	32,970
	Young Poong Precision Corp.	3,427	22,959
	Youngone Corp.	4,082	127,026
	Youngone Holdings Co. Ltd.	1,334	49,324
	Yuanta Securities Korea Co. Ltd.	17,353	38,624
	Yuyu Pharma, Inc.	3,566	18,758
	Zeus Co. Ltd.	822	16,463
	Zinus, Inc.	808	29,544
TOTAL SOUTH KOREA			26,494,202
TAIWAN — (18.3%)
	Abico Avy Co. Ltd.	48,965	34,259
	Ability Enterprise Co. Ltd.	37,000	31,040
	AcBel Polytech, Inc.	60,000	64,541
	Acer, Inc.	379,000	287,558

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ACES Electronic Co. Ltd.	28,985	$38,028
	Action Electronics Co. Ltd.	24,000	10,335
	Advanced International Multitech Co. Ltd.	14,000	38,455
*	Advanced Optoelectronic Technology, Inc.	34,000	22,915
	Advancetek Enterprise Co. Ltd.	47,000	35,590
	Aerospace Industrial Development Corp.	65,000	77,942
	AGV Products Corp.	144,000	52,619
	Allis Electric Co. Ltd.	39,690	45,447
	Alltek Technology Corp.	24,040	28,090
	Alpha Networks, Inc.	43,773	45,883
	Altek Corp.	59,000	74,531
*	Ambassador Hotel	49,000	53,915
	Ampire Co. Ltd.	12,000	10,554
	AMPOC Far-East Co. Ltd.	19,000	27,281
	AmTRAN Technology Co. Ltd.	148,364	60,521
	Apacer Technology, Inc.	35,000	46,526
	APCB, Inc.	17,000	9,919
	Apex Biotechnology Corp.	13,000	12,136
	Apex International Co. Ltd.	8,000	16,420
	Arcadyan Technology Corp.	14,000	58,357
	Ardentec Corp.	55,000	75,892
	Argosy Research, Inc.	13,000	32,117
	Asia Cement Corp.	363,000	503,701
#	Asia Optical Co., Inc.	42,000	88,428
*	Asia Pacific Telecom Co. Ltd.	381,060	87,557
	Asia Polymer Corp.	83,742	72,787
	Asia Tech Image, Inc.	18,000	31,454
	Aten International Co. Ltd.	4,000	9,938
#	AU Optronics Corp.	1,323,000	594,079
	Audix Corp.	23,000	36,511
	Bank of Kaohsiung Co. Ltd.	123,693	55,101
	Basso Industry Corp.	30,000	42,170
	BES Engineering Corp.	146,000	43,145
	Brighton-Best International Taiwan, Inc.	77,000	88,824
	Capital Futures Corp.	17,000	20,119
	Capital Securities Corp.	273,000	104,345
	Career Technology MFG. Co. Ltd.	77,180	58,779
	Catcher Technology Co. Ltd.	107,000	611,123
	Cathay Real Estate Development Co. Ltd.	101,000	55,708
	Cayman Engley Industrial Co. Ltd.	4,000	7,808
	Celxpert Energy Corp.	10,000	10,697
	Central Reinsurance Co. Ltd.	34,000	23,826
	Chain Chon Industrial Co. Ltd.	26,000	14,807
	Chang Hwa Commercial Bank Ltd.	709,790	422,634
	Channel Well Technology Co. Ltd.	27,000	29,824
	CHC Healthcare Group	13,000	15,905
	Chen Full International Co. Ltd.	12,000	14,735
	Cheng Loong Corp.	117,000	106,013
	Cheng Mei Materials Technology Corp.	78,000	24,374
	Cheng Shin Rubber Industry Co. Ltd.	267,000	316,861
	Cheng Uei Precision Industry Co. Ltd.	74,000	80,572
	Chia Chang Co. Ltd.	17,000	22,122
	Chia Hsin Cement Corp.	78,000	47,663
	Chicony Electronics Co. Ltd.	23,000	60,994
	China Airlines Ltd.	312,000	238,405
	China Bills Finance Corp.	133,000	71,347
	China Chemical & Pharmaceutical Co. Ltd.	58,000	41,179
	China Development Financial Holding Corp.	1,875,559	811,912
	China Electric Manufacturing Corp.	47,440	30,419

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China General Plastics Corp.	64,141	$54,090
	China Man-Made Fiber Corp.	278,912	72,518
	China Metal Products	64,000	62,940
	China Motor Corp.	40,200	68,152
#	China Petrochemical Development Corp.	796,120	272,547
	China Wire & Cable Co. Ltd.	15,000	13,783
	Chinese Maritime Transport Ltd.	20,000	27,326
	Ching Feng Home Fashions Co. Ltd.	26,000	16,059
	Chin-Poon Industrial Co. Ltd.	79,000	75,413
	Chipbond Technology Corp.	97,000	177,776
	ChipMOS Technologies, Inc.	86,000	102,151
	Chong Hong Construction Co. Ltd.	22,000	53,321
	Chun Yuan Steel Industry Co. Ltd.	73,000	38,460
	Chung Hsin Electric & Machinery Manufacturing Corp.	30,000	58,568
	Chung Hung Steel Corp.	124,000	105,039
	Chung Hwa Pulp Corp.	48,000	27,253
	Clevo Co.	73,000	77,267
	CMC Magnetics Corp.	208,869	52,556
	Collins Co. Ltd.	31,000	20,724
#	Compal Electronics, Inc.	687,000	524,647
	Compeq Manufacturing Co. Ltd.	143,000	234,365
	Compucase Enterprise	7,000	6,920
	Concord Securities Co. Ltd.	89,510	29,204
	Continental Holdings Corp.	60,000	58,589
	Contrel Technology Co. Ltd.	61,000	31,642
	Coretronic Corp.	67,000	120,718
	Crowell Development Corp.	18,000	11,417
	CTCI Corp.	94,000	139,698
	CyberPower Systems, Inc.	9,000	21,613
	CyberTAN Technology, Inc.	61,000	62,326
	DA CIN Construction Co. Ltd.	60,000	60,199
	Dafeng TV Ltd.	9,000	14,523
	Da-Li Development Co. Ltd.	53,327	49,013
	Darfon Electronics Corp.	37,000	49,729
*	Darwin Precisions Corp.	59,000	20,113
	De Licacy Industrial Co. Ltd.	79,000	37,331
	Depo Auto Parts Ind Co. Ltd.	13,000	31,617
	D-Link Corp.	103,040	59,539
	Dynamic Electronics Co. Ltd.	39,701	27,786
	Dynapack International Technology Corp.	16,000	39,421
	Edom Technology Co. Ltd.	20,900	20,641
	Egis Technology, Inc.	8,000	21,654
	Elite Advanced Laser Corp.	23,000	32,356
	Elitegroup Computer Systems Co. Ltd.	59,000	43,647
	Emerging Display Technologies Corp.	48,000	34,970
	Ennostar, Inc.	94,975	158,006
	EnTie Commercial Bank Co. Ltd.	127,000	60,708
	Eson Precision Ind Co. Ltd.	20,000	47,212
	Eternal Materials Co. Ltd.	140,000	150,562
*	Eva Airways Corp.	348,041	399,343
*	Everest Textile Co. Ltd.	53,326	12,925
	Evergreen International Storage & Transport Corp.	87,000	85,176
	Everlight Chemical Industrial Corp.	92,000	61,674
	Everlight Electronics Co. Ltd.	54,000	75,315
	Everspring Industry Co. Ltd.	40,000	19,639
	Excelsior Medical Co. Ltd.	24,912	53,590
	Far Eastern Department Stores Ltd.	151,000	95,658
	Far Eastern International Bank	336,257	127,209
	Far Eastern New Century Corp.	471,000	479,215

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Farglory F T Z Investment Holding Co. Ltd.	19,000	$30,221
	Farglory Land Development Co. Ltd.	39,000	82,159
	Feedback Technology Corp.	10,000	23,944
	Feng Hsin Steel Co. Ltd.	59,000	130,654
	First Hi-Tec Enterprise Co. Ltd.	14,000	18,917
	First Hotel	28,000	13,113
	First Insurance Co. Ltd.	27,000	13,189
*	First Steamship Co. Ltd.	97,010	31,513
	FIT Holding Co. Ltd.	18,000	17,615
	FLEXium Interconnect, Inc.	46,000	139,818
	Formosa Advanced Technologies Co. Ltd.	29,000	35,738
	Formosa Laboratories, Inc.	22,704	35,278
	Formosa Optical Technology Co. Ltd.	6,000	12,705
	Formosa Taffeta Co. Ltd.	132,000	114,416
	Formosan Rubber Group, Inc.	69,000	47,913
	Formosan Union Chemical	70,400	57,203
	Founding Construction & Development Co. Ltd.	45,000	26,134
	Foxconn Technology Co. Ltd.	142,000	234,306
	Franbo Lines Corp.	15,000	10,675
	Froch Enterprise Co. Ltd.	31,000	23,105
	FSP Technology, Inc.	18,000	21,831
	Fullerton Technology Co. Ltd.	18,000	10,537
*	Fulltech Fiber Glass Corp.	62,620	26,800
	Fwusow Industry Co. Ltd.	33,000	22,700
	G Shank Enterprise Co. Ltd.	36,000	57,405
	Gallant Precision Machining Co. Ltd.	16,000	13,475
	Gamania Digital Entertainment Co. Ltd.	5,000	9,917
*	GCS Holdings, Inc.	10,000	13,703
	Gemtek Technology Corp.	74,000	75,203
#	General Interface Solution Holding Ltd.	38,000	99,522
	General Plastic Industrial Co. Ltd.	14,000	13,752
	Getac Holdings Corp.	30,000	47,277
*	Giantplus Technology Co. Ltd.	35,000	12,815
	Gigabyte Technology Co. Ltd.	63,000	194,663
	Global Brands Manufacture Ltd.	50,600	50,308
	Global Lighting Technologies, Inc.	5,000	9,297
	Globe Union Industrial Corp.	44,000	17,803
	Gloria Material Technology Corp.	73,000	76,147
	GMI Technology, Inc.	16,000	9,868
	Goldsun Building Materials Co. Ltd.	109,543	90,723
	Gourmet Master Co. Ltd.	13,000	46,012
	Grand Pacific Petrochemical	160,000	106,321
	Great China Metal Industry	26,000	21,935
	Greatek Electronics, Inc.	39,000	80,816
	GTM Holdings Corp.	24,000	19,582
	Hannstar Board Corp.	47,132	51,152
	HannStar Display Corp.	363,000	119,083
	HannsTouch Solution, Inc.	75,194	23,616
	Harmony Electronics Corp.	12,000	14,645
	Harvatek Corp.	31,000	20,031
	Hey Song Corp.	53,000	59,554
#	Highwealth Construction Corp.	136,000	206,343
	Hiroca Holdings Ltd.	6,000	11,303
	Hitron Technology, Inc.	13,000	12,926
	Hiyes International Co. Ltd.	5,000	15,465
	Ho Tung Chemical Corp.	176,000	55,086
	Hocheng Corp.	55,000	21,019
	Holy Stone Enterprise Co. Ltd.	10,000	30,592
	Hong Pu Real Estate Development Co. Ltd.	35,000	25,120

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hong TAI Electric Industrial	58,000	$33,412
	Hong YI Fiber Industry Co.	19,000	11,828
	Horizon Securities Co. Ltd.	56,180	21,088
	Hsin Kuang Steel Co. Ltd.	33,000	39,063
	Hsing TA Cement Co.	29,000	19,269
	HUA ENG Wire & Cable Co. Ltd.	37,000	18,147
	Hua Yu Lien Development Co. Ltd.	12,000	23,518
	Huaku Development Co. Ltd.	44,000	131,841
	Hung Ching Development & Construction Co. Ltd.	13,000	10,851
	Hung Sheng Construction Ltd.	44,680	36,693
	Huxen Corp.	6,000	9,774
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	30,583
	Ibase Technology, Inc.	24,000	55,386
	IBF Financial Holdings Co. Ltd.	334,681	157,936
	Ichia Technologies, Inc.	27,000	13,037
	IEI Integration Corp.	29,600	54,187
	Infortrend Technology, Inc.	52,000	26,162
#	Innolux Corp.	1,535,000	531,618
	Inpaq Technology Co. Ltd.	19,000	31,989
*	Integrated Service Technology, Inc.	19,000	34,559
	International CSRC Investment Holdings Co.	70,600	48,349
	Inventec Corp.	386,000	306,577
	Iron Force Industrial Co. Ltd.	6,000	12,663
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	24,637
	ITEQ Corp.	35,000	83,365
	Jarllytec Co. Ltd.	10,000	20,221
	Jess-Link Products Co. Ltd.	13,000	15,684
	Johnson Health Tech Co. Ltd.	13,000	24,372
	K Laser Technology, Inc.	27,000	17,742
	Kaimei Electronic Corp.	23,000	42,799
	Kedge Construction Co. Ltd.	8,000	14,907
	KEE TAI Properties Co. Ltd.	49,000	21,671
	Kenda Rubber Industrial Co. Ltd.	101,880	131,368
	Kerry TJ Logistics Co. Ltd.	29,000	39,224
	Kindom Development Co. Ltd.	53,900	54,158
	King Chou Marine Technology Co. Ltd.	8,000	8,818
	King Yuan Electronics Co. Ltd.	173,000	228,218
	King's Town Bank Co. Ltd.	138,000	160,940
*	King's Town Construction Co. Ltd.	24,000	29,386
*	Kinko Optical Co. Ltd.	9,455	9,823
	Kinpo Electronics	184,000	79,564
	Ko Ja Cayman Co. Ltd.	5,000	7,297
	Kung Sing Engineering Corp.	75,900	17,560
	Kuo Toong International Co. Ltd.	29,399	18,820
	Kuo Yang Construction Co. Ltd.	28,000	18,174
	Kwong Lung Enterprise Co. Ltd.	23,000	34,559
	KYE Systems Corp.	34,000	11,254
	L&K Engineering Co. Ltd.	30,000	30,686
	LAN FA Textile	29,000	8,877
	Lanner Electronics, Inc.	10,000	22,837
	Laser Tek Taiwan Co. Ltd.	23,000	20,868
*	Lealea Enterprise Co. Ltd.	100,000	35,029
	LEE CHI Enterprises Co. Ltd.	19,000	14,652
	Lelon Electronics Corp.	8,000	15,269
*	Li Peng Enterprise Co. Ltd.	119,000	32,562
	Lida Holdings Ltd.	18,000	17,626
	Ligitek Electronics Co. Ltd.	22,000	12,503
*	Lingsen Precision Industries Ltd.	77,000	43,789
	Lite-On Technology Corp.	294,000	645,092

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Liton Technology Corp.	19,000	$20,003
*	Long Bon International Co. Ltd.	44,000	24,770
	Long Da Construction & Development Corp.	66,000	48,925
	Longchen Paper & Packaging Co. Ltd.	136,527	70,849
	Longwell Co.	9,000	16,293
	Lumax International Corp. Ltd.	22,000	50,277
	Lung Yen Life Service Corp.	33,000	44,416
	Macauto Industrial Co. Ltd.	6,000	12,733
	Macronix International Co. Ltd.	247,000	270,818
	Mayer Steel Pipe Corp.	30,000	22,258
	Meiloon Industrial Co.	13,000	9,245
	Mercuries & Associates Holding Ltd.	76,400	45,408
*	Mercuries Life Insurance Co. Ltd.	252,743	52,765
	Merry Electronics Co. Ltd.	28,384	76,792
	Mildef Crete, Inc.	7,000	9,872
	MIN AIK Technology Co. Ltd.	30,000	18,903
	Mirle Automation Corp.	38,000	48,972
	Mitac Holdings Corp.	125,944	118,942
	MOSA Industrial Corp.	19,000	17,423
	MPI Corp.	13,000	39,966
	Namchow Holdings Co. Ltd.	20,000	30,204
	Nan Liu Enterprise Co. Ltd.	7,000	19,013
	Nan Pao Resins Chemical Co. Ltd.	6,000	26,506
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	10,652
	Nantex Industry Co. Ltd.	16,000	22,956
	Nanya Technology Corp.	170,000	298,663
*	National Aerospace Fasteners Corp.	11,000	22,865
	Netronix, Inc.	13,000	22,186
	New Best Wire Industrial Co. Ltd.	11,000	12,144
	Nexcom International Co. Ltd.	16,000	17,554
	Nichidenbo Corp.	16,000	25,659
	Nien Hsing Textile Co. Ltd.	13,000	10,107
	Niko Semiconductor Co. Ltd.	8,000	17,080
	O-Bank Co. Ltd.	208,909	57,111
	Ocean Plastics Co. Ltd.	24,000	26,302
	Orient Semiconductor Electronics Ltd.	37,000	20,393
	Oriental Union Chemical Corp.	99,000	57,627
	Pacific Construction Co.	32,000	10,029
	Pacific Hospital Supply Co. Ltd.	8,000	17,742
	Paiho Shih Holdings Corp.	10,000	10,585
	Pan-International Industrial Corp.	76,000	90,160
	PChome Online, Inc.	14,000	29,971
	Pegatron Corp.	312,000	649,517
*††	Pharmally International Holding Co. Ltd.	7,000	0
	Phison Electronics Corp.	20,000	196,186
	Pixart Imaging, Inc.	17,000	51,271
	Plastron Precision Co. Ltd.	17,000	7,277
	Plotech Co. Ltd.	19,800	15,366
	Pou Chen Corp.	369,000	331,320
#	Powertech Technology, Inc.	95,000	272,308
	President Securities Corp.	131,539	69,034
	Primax Electronics Ltd.	49,000	114,696
	Prince Housing & Development Corp.	218,000	84,227
	Promate Electronic Co. Ltd.	25,000	32,165
	Prosperity Dielectrics Co. Ltd.	13,000	17,212
	Qisda Corp.	235,000	225,212
	QST International Corp.	15,000	27,774
	Qualipoly Chemical Corp.	15,000	18,127
	Quang Viet Enterprise Co. Ltd.	5,000	18,305

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Quanta Storage, Inc.	33,000	$45,427
	Quintain Steel Co. Ltd.	24,380	9,778
	Radiant Opto-Electronics Corp.	59,000	184,652
	Radium Life Tech Co. Ltd.	141,320	43,061
	Rechi Precision Co. Ltd.	61,000	34,541
	Rexon Industrial Corp. Ltd.	19,000	21,026
	Rich Development Co. Ltd.	145,000	42,591
*	Ritek Corp.	142,121	35,280
*	Roo Hsing Co. Ltd.	118,000	11,474
	Ruentex Development Co. Ltd.	194,000	356,437
	Ruentex Industries Ltd.	66,300	137,301
	Sampo Corp.	43,200	37,879
	San Fang Chemical Industry Co. Ltd.	20,000	13,067
	San Far Property Ltd.	27,272	11,891
	Sanyang Motor Co. Ltd.	89,000	113,794
	Savior Lifetec Corp.	28,000	15,122
	ScinoPharm Taiwan Ltd.	33,000	28,189
	Sea Sonic Electronics Co. Ltd.	6,000	10,864
	Senao International Co. Ltd.	10,000	10,394
	Sercomm Corp.	19,000	57,730
	Sesoda Corp.	19,776	31,728
	Shanghai Commercial & Savings Bank Ltd.	463,000	777,244
	Shan-Loong Transportation Co. Ltd.	14,000	15,895
	Sheng Yu Steel Co. Ltd.	27,000	20,740
	ShenMao Technology, Inc.	16,000	29,107
	Shih Wei Navigation Co. Ltd.	38,000	40,340
	Shihlin Electric & Engineering Corp.	57,000	121,170
	Shin Kong Financial Holding Co. Ltd.	1,923,698	549,887
	Shin Ruenn Development Co. Ltd.	15,000	13,159
	Shin Zu Shing Co. Ltd.	20,000	54,158
*	Shining Building Business Co. Ltd.	68,330	21,050
	Shinkong Insurance Co. Ltd.	38,000	65,571
	Shinkong Synthetic Fibers Corp.	201,000	122,269
	Shinkong Textile Co. Ltd.	19,000	25,696
*	Shuttle, Inc.	55,000	25,211
	Sigurd Microelectronics Corp.	72,726	121,753
	Silicon Integrated Systems Corp.	48,000	32,037
	Simplo Technology Co. Ltd.	23,000	203,288
	Sincere Navigation Corp.	48,410	38,579
	Singatron Enterprise Co. Ltd.	15,000	10,812
	Sinher Technology, Inc.	8,000	9,286
	Sinon Corp.	70,000	81,950
	SinoPac Financial Holdings Co. Ltd.	1,542,000	873,359
	Sinyi Realty, Inc.	29,000	29,590
	Sirtec International Co. Ltd.	16,000	12,086
	Siward Crystal Technology Co. Ltd.	28,000	34,905
	Soft-World International Corp.	8,000	19,808
	Solomon Technology Corp.	48,000	47,679
	Sports Gear Co. Ltd.	18,000	42,718
	Standard Chemical & Pharmaceutical Co. Ltd.	8,000	11,894
	Sunplus Technology Co. Ltd.	46,000	44,929
	Sunrex Technology Corp.	30,000	38,713
	Sunspring Metal Corp.	14,177	12,561
	Supreme Electronics Co. Ltd.	69,657	86,588
	Swancor Holding Co. Ltd.	10,000	36,830
	Sweeten Real Estate Development Co. Ltd.	16,632	13,080
	Syncmold Enterprise Corp.	17,000	35,254
	Synmosa Biopharma Corp.	27,158	28,278
	Synnex Technology International Corp.	197,000	365,468

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sysage Technology Co. Ltd.	8,000	$8,989
	Systex Corp.	17,000	41,778
	TA Chen Stainless Pipe	206,879	242,539
	Ta Ya Electric Wire & Cable	123,844	98,879
	Tah Hsin Industrial Corp.	5,720	13,077
	TA-I Technology Co. Ltd.	13,000	19,047
*	Tai Tung Communication Co. Ltd.	17,000	8,336
	Taichung Commercial Bank Co. Ltd.	532,897	237,281
	Taiflex Scientific Co. Ltd.	39,000	53,671
	Tainan Enterprises Co. Ltd.	18,000	13,280
	Tainan Spinning Co. Ltd.	207,000	124,682
	Tai-Saw Technology Co. Ltd.	22,000	28,885
	Taishin Financial Holding Co. Ltd.	1,583,166	833,381
	Taisun Enterprise Co. Ltd.	22,000	25,440
	TAI-TECH Advanced Electronics Co. Ltd.	4,000	11,824
	Taiwan Business Bank	898,848	373,064
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	16,265
	Taiwan Cogeneration Corp.	61,000	75,971
	Taiwan Fertilizer Co. Ltd.	61,000	130,826
	Taiwan Fire & Marine Insurance Co. Ltd.	54,000	35,280
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	52,401
	Taiwan Glass Industry Corp.	162,000	96,432
	Taiwan Hon Chuan Enterprise Co. Ltd.	45,000	111,499
*††	Taiwan Land Development Corp.	217,000	14,568
	Taiwan Navigation Co. Ltd.	32,000	30,853
	Taiwan Paiho Ltd.	36,000	73,533
	Taiwan PCB Techvest Co. Ltd.	53,000	65,711
	Taiwan Sanyo Electric Co. Ltd.	12,000	14,180
	Taiwan Shin Kong Security Co. Ltd.	51,510	67,321
	Taiwan Styrene Monomer	64,000	29,688
	Taiwan Surface Mounting Technology Corp.	4,000	11,626
*	Taiwan TEA Corp.	91,000	58,219
	Taiwan Union Technology Corp.	33,000	57,692
	Taiwan-Asia Semiconductor Corp.	22,000	30,453
	Taiyen Biotech Co. Ltd.	15,000	16,953
	TBI Motion Technology Co. Ltd.	9,000	12,932
	Te Chang Construction Co. Ltd.	13,000	12,661
	Teco Electric & Machinery Co. Ltd.	264,000	259,811
	Test Rite International Co. Ltd.	46,000	33,430
	Thinking Electronic Industrial Co. Ltd.	9,000	42,117
	Thye Ming Industrial Co. Ltd.	22,400	30,698
	Ton Yi Industrial Corp.	154,000	84,495
	Tong Hsing Electronic Industries Ltd.	18,000	118,319
	Tong Yang Industry Co. Ltd.	87,000	146,349
*	Tong-Tai Machine & Tool Co. Ltd.	18,000	8,366
	Topco Technologies Corp.	6,000	15,459
	Topoint Technology Co. Ltd.	17,000	16,254
	Toung Loong Textile Manufacturing	37,000	35,125
	TPK Holding Co. Ltd.	61,000	70,141
	Transcend Information, Inc.	39,000	83,286
#	Tripod Technology Corp.	56,000	192,142
	Tsann Kuen Enterprise Co. Ltd.	8,000	8,702
	TSRC Corp.	97,000	84,069
	TST Group Holding Ltd.	4,800	18,000
	Tung Ho Steel Enterprise Corp.	77,850	135,060
	TYC Brother Industrial Co. Ltd.	38,000	40,314
*	Tycoons Group Enterprise	91,000	24,520
	Tyntek Corp.	30,000	19,030
	U-Ming Marine Transport Corp.	45,000	63,250

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Unic Technology Corp.	36,000	$18,285
#	Union Bank Of Taiwan	314,251	140,520
	Unitech Computer Co. Ltd.	19,000	19,363
*	Unitech Printed Circuit Board Corp.	91,000	51,953
††	Unity Opto Technology Co. Ltd.	46,000	1,187
	Universal Cement Corp.	68,000	49,830
	Unizyx Holding Corp.	40,000	41,729
	UPC Technology Corp.	149,316	75,868
	USI Corp.	120,000	91,945
	Ve Wong Corp.	24,000	26,705
	Wah Lee Industrial Corp.	33,660	98,948
	Walsin Lihwa Corp.	409,000	465,293
	Walsin Technology Corp.	50,000	170,923
	Walton Advanced Engineering, Inc.	49,000	20,779
	Wei Chuan Foods Corp.	66,000	44,806
	Weikeng Industrial Co. Ltd.	69,946	61,854
	Well Shin Technology Co. Ltd.	9,000	13,508
	Winbond Electronics Corp.	425,000	330,872
	Wisdom Marine Lines Co. Ltd.	68,221	156,625
	Wistron Corp.	430,000	381,420
	Wistron NeWeb Corp.	44,000	110,461
	WPG Holdings Ltd.	207,000	347,795
	WT Microelectronics Co. Ltd.	78,000	180,724
	WUS Printed Circuit Co. Ltd.	28,350	26,282
	XAC Automation Corp.	10,000	8,299
	Xxentria Technology Materials Corp.	19,000	41,878
	Ya Horng Electronic Co. Ltd.	7,000	9,786
	Yageo Corp.	37,000	427,204
	YC INOX Co. Ltd.	70,973	72,721
	Yea Shin International Development Co. Ltd.	36,000	27,512
	Yem Chio Co. Ltd.	60,065	28,173
	Yeong Guan Energy Technology Group Co. Ltd.	15,639	29,963
	YFC-Boneagle Electric Co. Ltd.	14,000	14,268
	YFY, Inc.	188,000	151,677
	Yi Jinn Industrial Co. Ltd.	23,000	13,179
*	Yieh Phui Enterprise Co. Ltd.	165,780	90,707
	YONGGU Group, Inc.	8,000	14,451
	Yonyu Plastics Co. Ltd.	12,000	13,313
	Youngtek Electronics Corp.	21,000	47,750
	Yuanta Futures Co. Ltd.	25,944	41,147
	Yulon Motor Co. Ltd.	99,324	152,379
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,523
	YungShin Global Holding Corp.	20,000	27,279
	Zeng Hsing Industrial Co. Ltd.	7,000	31,378
	Zenitron Corp.	27,000	27,101
	Zero One Technology Co. Ltd.	20,000	26,276
	Zhen Ding Technology Holding Ltd.	98,000	371,190
	Zig Sheng Industrial Co. Ltd.	68,000	25,569
*	Zinwell Corp.	56,000	32,219
	ZongTai Real Estate Development Co. Ltd.	30,162	27,923
TOTAL TAIWAN			36,519,432
THAILAND — (2.2%)
	AAPICO Hitech PCL	68,970	39,535
	Advanced Information Technology PCL	161,700	26,137
	AJ Plast PCL	46,900	18,857
	Allianz Ayudhya Capital PCL	11,100	13,193
	Alucon PCL	2,100	10,668
	Amata Corp. PCL	143,200	70,024

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Ananda Development PCL	625,200	$22,929
	AP Thailand PCL	293,300	77,687
	Asia Plus Group Holdings PCL	195,300	16,872
	Asia Sermkij Leasing PCL, NVDR	12,400	12,127
	Bangchak Corp. PCL	189,300	151,707
*	Bangkok Airways PCL	83,900	21,539
	Bangkok Commercial Asset Management PCL	210,000	96,414
	Bangkok Insurance PCL	8,120	59,560
	Bangkok Land PCL	1,010,600	28,004
	Bangkok Life Assurance PCL, NVDR	79,400	81,967
	Banpu PCL	816,000	297,050
*	Bound & Beyond PCL	44,900	15,003
	Cal-Comp Electronics Thailand PCL, Class F	620,604	42,486
	CH Karnchang PCL	178,300	103,657
	CIMB Thai Bank PCL	129,100	2,876
*	Country Group Development PCL	1,002,600	12,257
	Dhipaya Group Holdings PCL	85,600	136,039
	Eastern Polymer Group PCL, Class F	73,800	19,447
	Eastern Power Group PCL	112,400	13,680
	Eastern Water Resources Development & Management PCL, Class F	91,200	17,095
*	Esso Thailand PCL	127,900	36,831
	Frasers Property Thailand PCL	79,285	32,309
	GFPT PCL	94,100	40,135
	Global Green Chemicals PCL, Class F	42,800	17,208
	Hana Microelectronics PCL	62,000	77,058
	Hwa Fong Rubber Thailand PCL	48,300	8,529
	ICC International PCL	9,300	7,453
	Ichitan Group PCL	52,400	11,317
	Index Livingmall PCL	26,600	12,068
	Interlink Communication PCL	109,400	22,885
	IRPC PCL	1,568,300	138,893
*	Italian-Thai Development PCL	664,700	36,838
	KGI Securities Thailand PCL	156,000	19,495
	Khon Kaen Sugar Industry PCL	300,000	28,525
	Kiatnakin Phatra Bank PCL	35,100	62,696
	Lalin Property PCL	79,100	19,125
	Land & Houses PCL	688,500	158,985
	Lanna Resources PCL	55,400	34,014
	LH Financial Group PCL	591,900	19,135
	Loxley PCL	304,700	18,873
	LPN Development PCL	199,200	23,811
*	MBK PCL	87,702	37,406
	MC Group PCL	43,100	11,065
	MCS Steel PCL	107,500	33,585
*	MDX PCL	132,000	17,858
*	Nawarat Patanakarn PCL	444,400	8,692
	Noble Development PCL	116,100	14,193
*	Nusasiri PCL	1,194,500	38,292
	Origin Property PCL, Class F	71,000	19,192
	Polyplex Thailand PCL	55,700	34,500
	Praram 9 Hospital PCL	19,300	8,966
	Precious Shipping PCL	120,500	58,924
	Prima Marine PCL	103,800	15,086
	Property Perfect PCL	1,420,230	15,433
	Pruksa Holding PCL	134,700	45,376
	Quality Houses PCL	714,350	41,530
*	Raimon Land PCL	907,600	18,246
	Ratchthani Leasing PCL	503,500	55,808
	Regional Container Lines PCL	41,100	41,870

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Rojana Industrial Park PCL	217,500	$36,634
*	S Hotels & Resorts PCL	224,600	23,918
	Saha Pathana Inter-Holding PCL	13,500	25,672
	Saha Pathanapibul PCL	16,100	29,580
	Saha-Union PCL	21,500	15,478
*	Samart Corp. PCL	89,100	14,039
	Sansiri PCL	1,986,600	53,969
	SC Asset Corp. PCL	297,500	27,317
*	Seafresh Industry PCL	168,000	15,244
	Siam City Cement PCL	10,900	45,010
	Siamgas & Petrochemicals PCL	137,400	43,299
*	Singha Estate PCL	169,800	8,672
	Sino-Thai Engineering & Construction PCL	207,400	68,176
	SNC Former PCL	24,100	12,112
	Somboon Advance Technology PCL	53,100	25,677
	SPCG PCL	74,000	31,562
	Sri Trang Agro-Industry PCL	140,101	82,592
	Sri Trang Gloves Thailand PCL	112,400	49,772
	Srivichai Vejvivat PCL	31,800	9,589
	Star Petroleum Refining PCL	76,100	24,188
*	STP & I PCL	174,900	17,675
	Supalai PCL	179,200	94,444
	Super Energy Corp. PCL	2,236,200	43,132
	Tata Steel Thailand PCL	557,900	15,459
	Thai Oil PCL	33,900	47,198
*	Thai Reinsurance PCL	381,800	10,995
	Thai Stanley Electric PCL, NVDR	4,800	22,103
	Thai Union Group PCL, Class F	380,300	168,402
	Thaicom PCL	118,200	28,258
	Thaifoods Group PCL, Class F	73,800	11,428
	Thanachart Capital PCL	28,200	28,920
	Thoresen Thai Agencies PCL	239,200	57,185
	Tipco Asphalt PCL	71,300	30,992
	TIPCO Foods PCL	88,100	20,822
	Tisco Financial Group PCL	33,500	80,542
	TKS Technologies PCL	52,250	13,485
	TMT Steel PCL	57,900	12,741
	TPI Polene PCL	1,283,800	55,105
	TPI Polene Power PCL	312,601	31,421
*	U City PLC, Class F	1,041,600	32,541
*	Unique Engineering & Construction PCL	199,000	25,841
*	United Power of Asia PCL, Class F	1,184,900	8,369
	Univanich Palm Oil PCL	72,000	14,768
	Vanachai Group PCL	55,000	10,982
	WHA Corp. PCL	1,213,300	98,884
	Workpoint Entertainment PCL	55,300	28,544
TOTAL THAILAND			4,401,751
TURKEY — (0.6%)
	Aksa Akrilik Kimya Sanayii AS	22,276	73,268
	Aksa Enerji Uretim AS	68,524	115,555
	Alarko Holding AS	45,997	100,385
*	Albaraka Turk Katilim Bankasi AS	402,425	30,637
*	Anadolu Anonim Turk Sigorta Sirketi	24,467	8,408
	Anadolu Efes Biracilik Ve Malt Sanayii AS	14,598	29,996
	Aygaz AS	11,967	24,848
	Bera Holding AS	52,637	43,339
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	8,144	19,699
	Cimsa Cimento Sanayi VE Ticaret AS	9,985	21,695

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Coca-Cola Icecek AS	1,266	$10,272
*	Dogan Sirketler Grubu Holding AS	143,300	31,152
	Eczacibasi Yatirim Holding Ortakligi AS	2,797	10,963
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	22,452	17,806
*	Global Yatirim Holding AS	66,232	11,569
*	GSD Holding AS	115,760	26,031
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	26,872	12,305
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	18,922	18,597
#*	Is Finansal Kiralama AS	66,301	13,967
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	74,160	35,144
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	144,418	86,503
	Kordsa Teknik Tekstil AS	8,668	23,446
*	Koza Anadolu Metal Madencilik Isletmeleri AS	15,219	24,170
*	NET Holding AS	83,578	52,246
*	Pegasus Hava Tasimaciligi AS	3,703	34,653
#*	Sekerbank Turk AS	259,133	24,816
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	25,000
*	TAV Havalimanlari Holding AS	28,012	88,018
*	Turkiye Halk Bankasi AS	63,771	17,371
*	Turkiye Sinai Kalkinma Bankasi AS	279,313	41,259
*	Ulker Biskuvi Sanayi AS	26,320	21,685
	Vestel Elektronik Sanayi ve Ticaret AS	15,167	20,410
*	Zorlu Enerji Elektrik Uretim AS	116,730	13,587
TOTAL TURKEY			1,128,800
UNITED ARAB EMIRATES — (1.4%)
	Abu Dhabi National Hotels	59,584	62,457
	Abu Dhabi National Insurance Co. PSC	16,464	27,615
	Agthia Group PJSC	42,044	61,152
	Air Arabia PJSC	143,525	86,103
*	Ajman Bank PJSC	143,510	29,658
	Aldar Properties PJSC	379,062	506,395
	Amanat Holdings PJSC	133,816	33,862
*	Amlak Finance PJSC	113,599	15,092
*††	Bank of Sharjah	63,601	6,892
	Dana Gas PJSC	617,252	168,241
*	Deyaar Development PJSC	141,921	19,371
	Dubai Investments PJSC	244,414	153,881
	Dubai Islamic Bank PJSC	228,936	366,871
*	Emaar Development PJSC	136,859	165,480
	Emaar Properties PJSC	550,829	826,625
*	Eshraq Investments PJSC	192,639	17,483
*	Gulf Pharmaceutical Industries PSC	37,596	14,040
*	Manazel PJSC	121,221	12,822
	National Bank of Ras Al-Khaimah PSC	89,006	113,430
	National Central Cooling Co. PJSC	18,622	14,166
	Orascom Construction PLC	3,812	18,908
*	RAK Properties PJSC	262,778	49,674
	Ras Al Khaimah Ceramics	55,920	43,573
*	SHUAA Capital PSC	158,494	21,587
*	Union Properties PJSC	680,886	45,928
TOTAL UNITED ARAB EMIRATES			2,881,306
TOTAL COMMON STOCKS			196,624,238
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.3%)
	Banco ABC Brasil SA	15,435	51,399

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Banco do Estado do Rio Grande do Sul SA Class B	29,800	$57,652
	Banco Pan SA	40,481	51,950
	Cia Ferro Ligas da Bahia - FERBASA	9,800	90,043
	Eucatex SA Industria e Comercio	6,900	11,002
	Marcopolo SA	102,594	48,976
	Randon SA Implementos e Participacoes	40,000	77,695
	Schulz SA	15,200	12,779
	Unipar Carbocloro SA Class B	4,343	69,920
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	71,700	119,313
TOTAL BRAZIL			590,729
COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA	9,944	35,721
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	21,128	16,114
SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	229	12,315
TAIWAN — (0.0%)
	China Development Financial Holding Corp.	171,148	48,488
THAILAND — (0.1%)
*	U City PLC	3,124,800	71,307
TOTAL PREFERRED STOCKS			774,674
RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*	Zhong An Group Ltd. Rights 12/31/22	2,606	0
MALAYSIA — (0.0%)
*	Yinson Holdings Bhd	25,508	2,522
TAIWAN — (0.0%)
*	GMI Technology, Inc.	2,180	102
*	Unitech Printed Circuit Board Corp.	5,876	589
*	Walsin Lihwa Corp.	28,607	860
*	YFC-Boneagle Electric Co. Ltd.	597	208
TOTAL TAIWAN			1,759
THAILAND — (0.0%)
*	EP W4 Warrants 04/27/2023	28,100	237
*	MBK PCL	3,508	1,191
TOTAL THAILAND			1,428
TOTAL RIGHTS/WARRANTS			5,709
TOTAL INVESTMENT SECURITIES (Cost $192,893,974)			197,404,621

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	148,397	1,716,505
TOTAL INVESTMENTS — (100.0%)
(Cost $194,610,418)^^			$199,121,126

Emerging Markets Targeted Value Portfolio
CONTINUED
As of July 31, 2022, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	09/16/22	$1,369,906	$1,446,725	$76,819
Total Futures Contracts			$1,369,906	$1,446,725	$76,819
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$7,728,209	$57,673	—	$7,785,882
Chile	—	915,297	—	915,297
China	2,478,591	46,009,899	$166,542	48,655,032
Colombia	181,925	—	—	181,925
Greece	—	745,555	—	745,555
Hong Kong	—	169,275	—	169,275
India	671,210	32,815,352	—	33,486,562
Indonesia	—	4,305,338	6,965	4,312,303
Malaysia	—	3,789,642	—	3,789,642
Mexico	4,079,945	254,029	—	4,333,974
Philippines	—	1,321,859	—	1,321,859
Poland	—	1,723,747	—	1,723,747
Qatar	—	1,926,242	—	1,926,242
Saudi Arabia	8,303	8,195,294	—	8,203,597
South Africa	379,907	7,267,948	—	7,647,855
South Korea	—	26,459,369	34,833	26,494,202
Taiwan	—	36,503,677	15,755	36,519,432
Thailand	4,375,614	26,137	—	4,401,751
Turkey	—	1,128,800	—	1,128,800
United Arab Emirates	—	2,874,414	6,892	2,881,306
Preferred Stocks
Brazil	590,729	—	—	590,729
Colombia	35,721	—	—	35,721
Philippines	—	16,114	—	16,114
South Korea	—	12,315	—	12,315
Taiwan	—	48,488	—	48,488
Thailand	71,307	—	—	71,307
Rights/Warrants
Malaysia	—	2,522	—	2,522
Taiwan	—	1,759	—	1,759
Thailand	—	1,428	—	1,428
Securities Lending Collateral	—	1,716,505	—	1,716,505
Futures Contracts**	76,819	—	—	76,819
TOTAL	$20,678,280	$178,288,678	$230,987^	$199,197,945
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.9%)
Federal Home Loan Bank
	2.125%, 12/14/29		500	$470,917
Federal National Mortgage Association
	7.125%, 01/15/30		650	833,750
	6.210%, 08/06/38		5,000	6,671,733
TOTAL AGENCY OBLIGATIONS				7,976,400
BONDS — (95.6%)
AUSTRALIA — (4.8%)
ASB Finance Ltd.
	0.250%, 09/08/28	EUR	1,000	897,470
Australia Government Bond
	2.750%, 06/21/35	AUD	2,300	1,530,507
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		829	804,205
Ω	1.875%, 09/15/31		4,000	3,393,789
National Australia Bank Ltd.
	1.375%, 08/30/28	EUR	1,800	1,786,382
New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	7,900	4,575,323
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	6,000	3,619,978
Ω	1.750%, 07/20/34	AUD	10,000	5,615,982
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	2,500	1,470,793
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	4,500	2,634,660
	2.250%, 09/15/33	AUD	2,000	1,204,100
	2.250%, 11/20/34	AUD	19,900	11,708,714
	2.000%, 09/17/35	AUD	4,800	2,684,381
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	2,500	1,444,562
TOTAL AUSTRALIA				43,370,846
BELGIUM — (1.6%)
Anheuser-Busch InBev SA/NV
	2.250%, 05/24/29	GBP	1,450	1,652,134
Dexia Credit Local SA
	1.000%, 10/18/27	EUR	1,250	1,256,109
	0.000%, 01/21/28	EUR	11,000	10,423,505
Kingdom of Belgium Government Bond
Ω	1.000%, 06/22/31	EUR	500	501,123
			Face Amount^	Value†
			(000)

BELGIUM — (Continued)
Ω	1.250%, 04/22/33	EUR	600	$604,863
TOTAL BELGIUM				14,437,734
CANADA — (16.6%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	800	790,968
Bank of Nova Scotia
	2.620%, 12/02/26	CAD	3,000	2,232,283
	2.150%, 08/01/31		4,000	3,389,378
Bell Telephone Co. of Canada or Bell Canada
	3.000%, 03/17/31	CAD	3,000	2,097,927
Brookfield Finance, Inc.
	4.850%, 03/29/29		2,800	2,825,305
CPPIB Capital, Inc.
	2.000%, 11/01/29		2,000	1,860,375
	1.125%, 12/14/29	GBP	3,000	3,357,752
	1.250%, 01/28/31		4,000	3,453,520
	0.050%, 02/24/31	EUR	9,000	7,972,791
	1.500%, 03/04/33	EUR	9,650	9,477,500
Fairfax Financial Holdings Ltd.
Ω	2.750%, 03/29/28	EUR	500	490,558
	2.750%, 03/29/28	EUR	384	376,749
Magna International, Inc.
	2.450%, 06/15/30		2,900	2,560,134
Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	9,000	8,457,135
	0.050%, 11/25/30	EUR	6,000	5,318,307
	1.850%, 05/03/32	EUR	10,600	10,693,213
Province of Alberta Canada
	2.050%, 06/01/30	CAD	7,500	5,376,772
	1.650%, 06/01/31	CAD	4,200	2,870,254
	3.500%, 06/01/31	CAD	1,550	1,230,365
	3.900%, 12/01/33	CAD	5,700	4,620,047
Province of British Columbia Canada
	2.200%, 06/18/30	CAD	6,300	4,566,965
	1.550%, 06/18/31	CAD	5,000	3,385,186
	5.400%, 06/18/35	CAD	1,100	1,017,922
Province of Manitoba Canada
	2.050%, 06/02/30	CAD	12,400	8,851,831
	6.300%, 03/05/31	CAD	3,000	2,853,813
	2.050%, 06/02/31	CAD	8,500	5,979,372
	4.650%, 03/05/40	CAD	1,900	1,633,001
Province of Nova Scotia Canada
	2.000%, 09/01/30	CAD	2,800	1,984,894
Province of Ontario Canada
	2.000%, 10/02/29		500	463,240
	0.010%, 11/25/30	EUR	2,500	2,213,233
	1.350%, 12/02/30	CAD	5,500	3,689,688

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	6.200%, 06/02/31	CAD	1,500	$1,429,296
	5.850%, 03/08/33	CAD	1,800	1,699,314
	5.600%, 06/02/35	CAD	9,750	9,140,506
Province of Quebec Canada
	0.000%, 10/15/29	EUR	1,000	909,595
Province of Saskatchewan Canada
	2.200%, 06/02/30	CAD	6,400	4,627,562
	6.400%, 09/05/31	CAD	6,500	6,276,151
Royal Bank of Canada
	1.833%, 07/31/28	CAD	5,000	3,412,010
	2.125%, 04/26/29	EUR	1,000	1,012,371
Thomson Reuters Corp.
	3.350%, 05/15/26		500	492,464
Toronto-Dominion Bank
	1.888%, 03/08/28	CAD	4,000	2,764,531
Toronto-Dominion Bank (The)
	4.456%, 06/08/32		2,200	2,242,878
TOTAL CANADA				150,097,156
DENMARK — (0.7%)
Danske Bank AS
Ω	4.375%, 06/12/28		1,000	962,137
Kommunekredit
	0.000%, 03/03/31	EUR	4,000	3,566,383
	0.010%, 05/04/34	EUR	2,400	1,988,287
TOTAL DENMARK				6,516,807
FINLAND — (0.9%)
Finland Government Bond
Ω	1.125%, 04/15/34	EUR	600	591,001
Kuntarahoitus Oyj
	1.250%, 02/23/33	EUR	800	784,852
Nordea Bank Abp
	0.500%, 11/02/28	EUR	7,500	6,823,608
TOTAL FINLAND				8,199,461
FRANCE — (7.3%)
Action Logement Services
	1.375%, 04/13/32	EUR	2,000	1,990,994
	0.500%, 10/30/34	EUR	4,100	3,578,121
Agence Francaise de Developpement
	1.375%, 07/05/32	EUR	600	601,110
Agence Francaise de Developpement EPIC
	1.500%, 10/31/34	EUR	2,800	2,769,053
	0.500%, 05/31/35	EUR	1,500	1,302,316
	0.375%, 05/25/36	EUR	500	415,458
	1.125%, 03/02/37	EUR	2,500	2,297,680
BNP Paribas SA
Ω	4.400%, 08/14/28		2,000	1,953,791
BPCE SA
	2.375%, 04/26/32	EUR	7,000	7,132,484
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
	Caisse d'Amortissement de la Dette Sociale
	1.375%, 01/20/31		6,900	$6,050,305
	French Republic Government Bond OAT
	1.250%, 05/25/34	EUR	3,900	3,872,831
	Ile-de-France Mobilites
	0.200%, 11/16/35	EUR	4,000	3,292,145
	Orange SA
	8.125%, 01/28/33	EUR	500	783,943
	Pernod Ricard SA
	1.500%, 05/18/26	EUR	600	614,981
	Sanofi
	3.625%, 06/19/28		2,000	2,027,551
SNCF Reseau
	5.000%, 10/10/33	EUR	3,000	4,072,815
	5.250%, 01/31/35	GBP	5,870	8,859,790
	0.750%, 05/25/36	EUR	1,500	1,320,698
Societe Generale SA
	1.375%, 01/13/28	EUR	900	866,694
Ω	4.750%, 09/14/28		700	688,143
Ω	3.000%, 01/22/30		1,600	1,382,480
Societe Nationale SNCF SA
	5.375%, 03/18/27	GBP	1,600	2,194,237
	0.625%, 04/17/30	EUR	3,000	2,894,383
	Unedic Asseo
	1.250%, 05/25/33	EUR	500	490,866
	Vinci SA
	2.750%, 09/15/34	GBP	3,800	4,286,397
	TOTAL FRANCE			65,739,266
GERMANY — (4.2%)
	Allianz Finance II BV
	1.500%, 01/15/30	EUR	1,400	1,381,862
	BMW Finance NV
	1.500%, 02/06/29	EUR	1,400	1,409,976
	BMW FINANCE NV Co. GUAR REGS 01/32 0.875
	0.875%, 01/14/32	EUR	1,000	925,793
	BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	900	899,121
Deutsche Bahn Finance GMBH
	1.125%, 12/18/28	EUR	1,000	1,008,219
	2.750%, 03/19/29	EUR	107	118,101
	0.875%, 07/11/31	EUR	4,000	3,798,583
	0.350%, 09/29/31	EUR	1,841	1,646,342
	0.750%, 07/16/35	EUR	500	428,551
	0.625%, 04/15/36	EUR	6,600	5,469,463
	Deutsche Bank AG
	1.750%, 01/17/28	EUR	1,000	925,405
Deutsche Telekom International Finance BV
	1.375%, 01/30/27	EUR	800	822,797
	2.000%, 12/01/29	EUR	500	525,589

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		3,300	$2,640,633
JAB Holdings BV
	2.250%, 12/19/39	EUR	5,300	3,956,282
Kreditanstalt fuer Wiederaufbau
	4.000%, 02/27/25	AUD	1,000	713,028
	2.050%, 02/16/26	JPY	248,000	1,990,010
Landwirtschaftliche Rentenbank
	2.000%, 01/13/25		800	782,287
Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		2,000	2,603,617
Mercedes-Benz Group AG
	1.375%, 05/11/28	EUR	900	903,563
	1.125%, 08/08/34	EUR	500	445,927
NRW Bank
	0.750%, 06/30/28	EUR	1,000	988,158
Siemens Financieringsmaatschappij NV
	1.000%, 09/06/27	EUR	800	803,261
Ω	2.875%, 03/11/41		250	203,975
State of North Rhine-Westphalia Germany
	0.950%, 03/13/28	EUR	2,500	2,516,956
TOTAL GERMANY				37,907,499
HONG KONG — (0.6%)
Prudential PLC
	3.125%, 04/14/30		2,700	2,511,997
	3.625%, 03/24/32		3,500	3,316,115
TOTAL HONG KONG				5,828,112
ITALY — (0.7%)
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,420,292
	1.750%, 07/04/29	EUR	800	738,677
Italy Buoni Poliennali Del Tesoro
	0.900%, 04/01/31	EUR	800	693,548
Ω	0.600%, 08/01/31	EUR	1,000	834,606
Ω	0.950%, 12/01/31	EUR	600	513,663
Ω	1.800%, 03/01/41	EUR	3,000	2,432,487
TOTAL ITALY				6,633,273
JAPAN — (3.2%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		6,400	5,215,607
American Honda Finance Corp.
	0.300%, 07/07/28	EUR	2,500	2,286,407
Japan Government Thirty Year Bond
	2.200%, 03/20/41	JPY	130,000	1,212,700
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
Japan Government Twenty Year Bond
	1.200%, 09/20/35	JPY	600,000	$4,943,712
	0.400%, 03/20/36	JPY	215,000	1,599,287
Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		1,000	983,812
	3.741%, 03/07/29		1,000	959,101
	2.048%, 07/17/30		1,500	1,255,800
	Mizuho Financial Group, Inc.
	2.839%, 09/13/26		600	564,545
Nomura Holdings, Inc.
	3.103%, 01/16/30		1,629	1,415,659
	2.679%, 07/16/30		1,000	839,900
	ORIX Corp.
#	2.250%, 03/09/31		2,600	2,231,310
Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		1,000	994,520
#	3.446%, 01/11/27		600	582,718
	2.750%, 01/15/30		2,000	1,780,315
	2.222%, 09/17/31		1,000	833,841
	2.296%, 01/12/41		2,507	1,751,811
	TOTAL JAPAN			29,451,045
NETHERLANDS — (3.0%)
BNG Bank NV
	5.200%, 12/07/28	GBP	150	214,685
	3.300%, 04/26/29	AUD	3,000	2,019,312
	1.000%, 06/03/30		4,200	3,627,803
	Cooperatieve Rabobank UA
	1.375%, 02/03/27	EUR	600	610,875
	Heineken NV
	1.375%, 01/29/27	EUR	1,000	1,009,979
ING Groep NV
	3.950%, 03/29/27		1,500	1,473,698
	1.375%, 01/11/28	EUR	900	877,072
	JAB Holdings BV
	3.375%, 04/17/35	EUR	1,200	1,125,659
	Koninklijke KPN NV
	5.750%, 09/17/29	GBP	3,288	4,374,059
	Koninklijke Philips NV
	1.375%, 05/02/28	EUR	800	778,287
Nederlandse Waterschapsbank NV
Ω	1.750%, 01/15/25		10,000	9,718,400
	1.000%, 03/01/28	EUR	1,000	1,004,612
	TOTAL NETHERLANDS			26,834,441
NEW ZEALAND — (0.2%)
New Zealand Local Government Funding Agency Bond
	3.500%, 04/14/33	NZD	2,500	1,485,002
NORWAY — (2.1%)
Kommunalbanken AS
	0.625%, 04/20/26	EUR	1,700	1,699,781

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NORWAY — (Continued)
	1.125%, 06/14/30		17,500	$15,282,400
	Norway Government Bond
Ω	1.750%, 09/06/29	NOK	20,000	1,937,321
	TOTAL NORWAY			18,919,502
SINGAPORE — (0.1%)
Optus Finance Pty. Ltd.
	1.000%, 06/20/29	EUR	1,429	1,342,798
SPAIN — (0.6%)
	Banco Santander SA
	3.490%, 05/28/30		400	360,424
	Merlin Properties Socimi SA
	1.875%, 12/04/34	EUR	400	332,254
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		950	947,883
	Santander UK Group Holdings PLC
	3.625%, 01/14/26	GBP	400	482,810
Telefonica Emisiones SA
	5.375%, 02/02/26	GBP	600	778,858
	7.045%, 06/20/36		2,300	2,655,063
	TOTAL SPAIN			5,557,292
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.3%)
African Development Bank
	3.350%, 08/08/28	AUD	2,200	1,497,584
	0.500%, 03/21/29	EUR	1,000	962,366
Asian Development Bank
	3.750%, 03/12/25	AUD	4,000	2,833,275
	2.350%, 06/21/27	JPY	1,200,000	9,994,727
	0.000%, 10/24/29	EUR	3,500	3,230,796
	0.025%, 01/31/30	EUR	2,000	1,838,414
	Asian Infrastructure Investment Bank (The)
	0.500%, 05/28/25		10,000	9,296,327
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.150%, 10/10/34	EUR	1,020	848,806
European Bank for Reconstruction & Development
	0.500%, 05/19/25		5,000	4,673,070
	5.625%, 12/07/28	GBP	800	1,176,707
European Financial Stability Facility
	0.625%, 10/16/26	EUR	1,700	1,706,696
	0.875%, 04/10/35	EUR	1,100	1,003,869
European Investment Bank
	2.150%, 01/18/27	JPY	700,000	5,726,795
	0.050%, 10/13/34	EUR	500	414,476
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	European Stability Mechanism
	1.200%, 05/23/33	EUR	600	$583,248
European Union
	1.250%, 04/04/33	EUR	500	491,790
	0.200%, 06/04/36	EUR	1,700	1,402,428
Inter-American Development Bank
	7.000%, 06/15/25		4,000	4,430,586
	3.125%, 09/18/28		500	506,774
	3.875%, 10/28/41		5,000	5,248,856
International Bank for Reconstruction & Development
	5.750%, 06/07/32	GBP	2,200	3,479,648
	1.200%, 08/08/34	EUR	1,300	1,248,336
International Finance Corp.
	1.250%, 02/06/31	AUD	1,053	593,681
	1.500%, 04/15/35	AUD	5,300	2,729,456
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			65,918,711
SWEDEN — (0.6%)
	SATO Oyj
	1.375%, 02/24/28	EUR	1,000	834,700
	Svenska Handelsbanken AB
	0.500%, 02/18/30	EUR	5,500	4,880,682
	TOTAL SWEDEN			5,715,382
SWITZERLAND — (0.5%)
	Credit Suisse AG
	1.500%, 04/10/26	EUR	800	784,481
	Credit Suisse Group AG
	0.625%, 01/18/33	EUR	1,170	836,007
UBS Group AG
	1.250%, 09/01/26	EUR	800	790,370
	0.875%, 11/03/31	EUR	2,000	1,755,869
	TOTAL SWITZERLAND			4,166,727
UNITED KINGDOM — (3.1%)
Barclays PLC
	4.375%, 01/12/26		1,000	1,003,257
	3.250%, 01/17/33	GBP	1,800	1,999,381
	British Telecommunications PLC
	3.125%, 11/21/31	GBP	1,200	1,368,701
	CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	1,700	1,610,144
	Diageo Finance PLC
	1.500%, 10/22/27	EUR	500	510,514
	Experian Finance PLC
Ω	2.750%, 03/08/30		3,500	3,172,893
HSBC Holdings PLC
	4.300%, 03/08/26		2,000	2,011,505

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	4.950%, 03/31/30		1,500	$1,513,054
	Lloyds Banking Group PLC
	1.500%, 09/12/27	EUR	900	892,485
LSEGA Financing PLC
Ω	2.500%, 04/06/31		3,700	3,281,889
Ω	3.200%, 04/06/41		750	615,756
	Mead Johnson Nutrition Co.
	4.125%, 11/15/25		600	609,076
	Motability Operations Group PLC
	3.625%, 03/10/36	GBP	2,000	2,530,637
	Nationwide Building Society
	3.250%, 01/20/28	GBP	700	857,094
	Natwest Group PLC
	4.800%, 04/05/26		700	707,024
	Unilever Finance Netherlands BV
	1.375%, 07/31/29	EUR	700	706,588
	United Kingdom Gilt
	0.625%, 07/31/35	GBP	2,600	2,587,382
Vodafone Group PLC
	1.875%, 11/20/29	EUR	600	612,220
	1.625%, 11/24/30	EUR	750	739,328
	5.000%, 05/30/38		1,000	991,562
	TOTAL UNITED KINGDOM			28,320,490
UNITED STATES — (37.5%)
Abbott Ireland Financing DAC
	1.500%, 09/27/26	EUR	800	822,119
	0.375%, 11/19/27	EUR	2,000	1,926,482
AbbVie, Inc.
	4.250%, 11/14/28		600	611,951
	2.125%, 06/01/29	EUR	800	820,691
	Activision Blizzard, Inc.
	3.400%, 06/15/27		1,000	985,859
	Advance Auto Parts, Inc.
	3.900%, 04/15/30		750	704,223
	Alleghany Corp.
	3.625%, 05/15/30		1,000	965,012
	Ally Financial, Inc.
	8.000%, 11/01/31		750	848,377
	Amazon.com, Inc.
	4.800%, 12/05/34		400	442,709
	American Campus Communities Operating Partnership LP
	3.875%, 01/30/31		3,000	3,021,264
	American Express Co.
	3.000%, 10/30/24		1,000	990,228
	American International Group, Inc.
	1.875%, 06/21/27	EUR	800	797,760
American Tower Corp.
	3.950%, 03/15/29		1,000	964,944
	1.000%, 01/15/32	EUR	1,400	1,166,946
	4.050%, 03/15/32		1,875	1,794,740
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
American Water Capital Corp.
2.950%, 09/01/27		800	$767,113
AmerisourceBergen Corp.
2.800%, 05/15/30		3,300	2,974,287
Amgen, Inc.
2.300%, 02/25/31		2,500	2,215,889
3.150%, 02/21/40		3,375	2,841,935
2.800%, 08/15/41		3,500	2,774,951
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	600	605,504
Anthem, Inc.
2.250%, 05/15/30		2,650	2,355,167
Aon Corp.
4.500%, 12/15/28		500	506,504
3.750%, 05/02/29		500	486,751
2.800%, 05/15/30		1,500	1,356,379
Aon Global Ltd.
2.875%, 05/14/26	EUR	500	523,799
Apple, Inc.
1.200%, 02/08/28		4,000	3,610,240
1.375%, 05/24/29	EUR	1,600	1,639,858
3.050%, 07/31/29	GBP	1,300	1,632,534
Applied Materials, Inc.
3.300%, 04/01/27		1,000	1,000,940
Arrow Electronics, Inc.
3.875%, 01/12/28		1,000	967,686
Assurant, Inc.
2.650%, 01/15/32		4,000	3,242,541
AT&T, Inc.
2.750%, 06/01/31		2,000	1,793,940
5.200%, 11/18/33	GBP	500	672,999
3.500%, 06/01/41		2,500	2,096,447
Autodesk, Inc.
3.500%, 06/15/27		500	493,066
AutoNation, Inc.
3.850%, 03/01/32		1,200	1,069,366
AvalonBay Communities, Inc.
2.450%, 01/15/31		3,000	2,670,392
Avnet, Inc.
4.625%, 04/15/26		500	505,935
3.000%, 05/15/31		4,350	3,660,766
AXIS Specialty Finance PLC
4.000%, 12/06/27		800	783,944
Baxter International, Inc.
2.600%, 08/15/26		1,000	954,630
1.300%, 05/15/29	EUR	500	477,863
Best Buy Co., Inc.
4.450%, 10/01/28		800	809,918
Biogen, Inc.
4.050%, 09/15/25		900	905,950
2.250%, 05/01/30		2,800	2,392,298
BlackRock, Inc.
1.250%, 05/06/25	EUR	600	608,355
3.250%, 04/30/29		1,000	975,409
Block Financial LLC
2.500%, 07/15/28		5,000	4,433,489

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Booking Holdings, Inc.
	1.800%, 03/03/27	EUR	500	$509,290
	3.550%, 03/15/28		1,200	1,189,397
	4.625%, 04/13/30		253	260,310
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	1,000	811,626
	Boston Properties LP
	3.250%, 01/30/31		1,400	1,241,802
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		3,000	2,978,024
Broadcom, Inc.
	4.300%, 11/15/32		1,000	947,315
Ω	3.469%, 04/15/34		4,000	3,423,133
Ω	3.137%, 11/15/35		1,000	804,092
Brown & Brown, Inc.
	4.500%, 03/15/29		1,000	999,321
	2.375%, 03/15/31		3,100	2,549,750
	Brown-Forman Corp.
	2.600%, 07/07/28	GBP	700	834,729
	Campbell Soup Co.
	4.150%, 03/15/28		600	604,733
Capital One Financial Corp.
	3.750%, 03/09/27		600	590,171
	3.800%, 01/31/28		700	677,051
	1.650%, 06/12/29	EUR	2,800	2,528,146
	Cardinal Health, Inc.
	3.410%, 06/15/27		1,000	986,501
	Carrier Global Corp.
	3.377%, 04/05/40		4,500	3,705,994
	Charles Schwab Corp.
	2.750%, 10/01/29		1,500	1,387,813
	Choice Hotels International, Inc.
	3.700%, 12/01/29		500	452,250
Chubb INA Holdings, Inc.
	1.550%, 03/15/28	EUR	800	788,728
	0.875%, 12/15/29	EUR	1,833	1,674,385
Cigna Corp.
	3.400%, 03/01/27		1,000	986,489
	4.375%, 10/15/28		1,000	1,020,539
	2.400%, 03/15/30		1,900	1,701,780
	Citigroup, Inc.
	5.875%, 01/30/42		750	834,903
	Citizens Bank NA
	3.750%, 02/18/26		500	497,248
	Citrix Systems, Inc.
	3.300%, 03/01/30		2,300	2,256,170
	Clorox Co.
	1.800%, 05/15/30		2,000	1,696,906
	CNO Financial Group, Inc.
	5.250%, 05/30/29		3,000	2,953,672
	Coca-Cola Co.
	0.950%, 05/06/36	EUR	1,500	1,302,994
	Colgate-Palmolive Co.
	0.500%, 03/06/26	EUR	600	599,576
Comcast Corp.
	4.250%, 01/15/33		500	511,573
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.250%, 11/01/39		5,000	$4,284,487
Constellation Brands, Inc.
	3.600%, 02/15/28		1,000	969,198
	3.150%, 08/01/29		1,000	932,218
	Costco Wholesale Corp.
	1.600%, 04/20/30		2,000	1,753,073
Cox Communications, Inc.
#Ω	3.500%, 08/15/27		500	486,128
Ω	4.800%, 02/01/35		460	458,340
	Darden Restaurants, Inc.
	3.850%, 05/01/27		1,000	985,054
	DH Europe Finance Sarl
	1.200%, 06/30/27	EUR	800	799,354
	Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		400	327,817
	Discover Financial Services
	4.500%, 01/30/26		800	798,710
Discovery Communications LLC
	1.900%, 03/19/27	EUR	800	792,108
	3.950%, 03/20/28		2,000	1,926,429
	6.350%, 06/01/40		500	511,024
	Dollar General Corp.
	4.150%, 11/01/25		600	607,281
	Dover Corp.
	3.150%, 11/15/25		1,000	987,381
	Eaton Corp.
	4.000%, 11/02/32		950	951,940
	Eaton Vance Corp.
	3.500%, 04/06/27		477	470,513
	eBay, Inc.
	3.600%, 06/05/27		200	198,040
	Elevance Health, Inc.
	4.101%, 03/01/28		1,000	1,014,003
Emerson Electric Co.
	1.250%, 10/15/25	EUR	500	506,083
	2.000%, 10/15/29	EUR	300	302,153
Equinix, Inc.
	3.200%, 11/18/29		2,700	2,488,391
	2.150%, 07/15/30		1,500	1,268,563
	ERP Operating LP
	2.500%, 02/15/30		2,500	2,234,809
	Expedia Group, Inc.
	3.800%, 02/15/28		1,000	932,716
FedEx Corp.
	1.625%, 01/11/27	EUR	700	704,414
	1.300%, 08/05/31	EUR	1,000	889,588
	4.900%, 01/15/34		594	622,658
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,167,817
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,099,366
	Five Corners Funding Trust II
Ω	2.850%, 05/15/30		2,500	2,243,179
Flex Ltd.
	4.875%, 06/15/29		1,000	980,084
	4.875%, 05/12/30		1,500	1,463,484

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	FMR LLC
Ω	4.950%, 02/01/33		1,250	$1,295,928
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29		1,000	898,138
	Fox Corp.
	4.709%, 01/25/29		700	710,891
	Franklin Resources, Inc.
	1.600%, 10/30/30		400	327,695
	GATX Corp.
	3.500%, 03/15/28		600	572,408
General Dynamics Corp.
	2.125%, 08/15/26		600	576,570
	4.250%, 04/01/40		1,000	1,003,696
General Motors Financial Co., Inc.
	0.600%, 05/20/27	EUR	500	452,513
	0.650%, 09/07/28	EUR	2,000	1,706,189
	3.100%, 01/12/32		2,000	1,674,358
Gilead Sciences, Inc.
	3.650%, 03/01/26		600	601,818
	4.000%, 09/01/36		1,750	1,704,518
	2.600%, 10/01/40		600	461,432
	5.650%, 12/01/41		1,750	1,950,593
	GlaxoSmithKline Capital PLC
	1.000%, 09/12/26	EUR	800	805,411
	Global Payments, Inc.
	4.450%, 06/01/28		1,000	978,159
Goldman Sachs Group, Inc.
	3.125%, 07/25/29	GBP	500	585,520
	3.000%, 02/12/31	EUR	1,000	1,037,458
	0.750%, 03/23/32	EUR	2,271	1,886,574
	6.125%, 02/15/33		1,000	1,128,598
	6.250%, 02/01/41		1,000	1,161,106
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		1,000	984,937
	Hasbro, Inc.
	3.500%, 09/15/27		1,900	1,831,284
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		2,700	2,346,895
	Healthcare Reality Holdings LP
	2.000%, 03/15/31		1,000	802,080
	Home Depot, Inc. (The)
	3.300%, 04/15/40		217	191,902
	Honeywell International, Inc.
	2.250%, 02/22/28	EUR	800	835,029
HP, Inc.
	3.400%, 06/17/30		3,000	2,697,322
	6.000%, 09/15/41		2,500	2,550,747
	Illinois Tool Works, Inc.
	2.125%, 05/22/30	EUR	1,600	1,622,184
	Intercontinental Exchange, Inc.
	2.100%, 06/15/30		2,500	2,182,525
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
International Business Machines Corp.
	0.300%, 02/11/28	EUR	1,000	$942,365
	1.750%, 03/07/28	EUR	800	818,402
	Jabil, Inc.
	3.000%, 01/15/31		2,800	2,418,474
	JM Smucker Co.
	4.250%, 03/15/35		1,400	1,354,361
	Johnson & Johnson
	3.550%, 03/01/36		408	405,291
JPMorgan Chase & Co.
	2.950%, 10/01/26		500	486,794
	3.500%, 12/18/26	GBP	400	494,421
	5.500%, 10/15/40		3,300	3,573,366
	Juniper Networks, Inc.
	3.750%, 08/15/29		2,000	1,884,190
Kemper Corp.
	2.400%, 09/30/30		1,200	1,000,034
	3.800%, 02/23/32		1,000	915,715
	Kilroy Realty LP
	2.500%, 11/15/32		3,500	2,802,531
	Kroger Co.
	7.500%, 04/01/31		600	737,017
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27		1,000	988,033
	Lam Research Corp.
	4.000%, 03/15/29		800	813,098
	Lazard Group LLC
	4.375%, 03/11/29		2,600	2,536,229
Lear Corp.
	3.800%, 09/15/27		130	125,892
	4.250%, 05/15/29		500	470,011
	Legg Mason, Inc.
	4.750%, 03/15/26		900	927,950
	Leggett & Platt, Inc.
	4.400%, 03/15/29		500	494,216
Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	1,100	1,149,876
Ω	6.500%, 03/15/35		900	1,011,230
Lincoln National Corp.
	3.050%, 01/15/30		1,000	904,693
#	3.400%, 01/15/31		2,000	1,837,509
	7.000%, 06/15/40		1,500	1,752,398
	Markel Corp.
	3.500%, 11/01/27		800	779,422
	Mars, Inc.
Ω	3.600%, 04/01/34		1,200	1,158,523
	Marsh & McLennan Cos., Inc.
	2.250%, 11/15/30		2,000	1,746,685
	McDonald's Corp.
	1.750%, 05/03/28	EUR	800	810,902
	McKesson Corp.
	3.125%, 02/17/29	GBP	1,200	1,408,942
	Merck & Co., Inc.
	1.875%, 10/15/26	EUR	600	621,515

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
MetLife, Inc.
6.500%, 12/15/32		500	$591,820
5.700%, 06/15/35		2,550	2,889,113
Micron Technology, Inc.
5.327%, 02/06/29		950	973,635
4.663%, 02/15/30		800	784,761
Mohawk Industries, Inc.
3.625%, 05/15/30		3,000	2,787,877
Molson Coors Beverage Co.
3.000%, 07/15/26		1,500	1,433,344
Morgan Stanley
1.375%, 10/27/26	EUR	800	796,994
3.625%, 01/20/27		1,000	994,849
Morgan Stanley Domestic Holdings, Inc.
4.500%, 06/20/28		1,000	1,022,078
Motorola Solutions, Inc.
4.600%, 05/23/29		1,000	979,292
2.300%, 11/15/30		1,000	817,014
NIKE, Inc.
2.850%, 03/27/30		2,000	1,913,844
Oracle Corp.
# 3.400%, 07/08/24		2,000	1,990,330
2.950%, 04/01/30		3,500	3,092,361
3.600%, 04/01/40		750	581,470
O'Reilly Automotive, Inc.
3.600%, 09/01/27		600	594,983
Paramount Global
# 4.950%, 01/15/31		800	782,703
4.200%, 05/19/32		500	453,849
PepsiCo, Inc.
0.875%, 07/18/28	EUR	900	883,296
Pfizer, Inc.
3.450%, 03/15/29		600	604,007
PPG Industries, Inc.
1.400%, 03/13/27	EUR	800	780,315
2.800%, 08/15/29		500	463,376
2.550%, 06/15/30		500	451,586
Principal Financial Group, Inc.
3.100%, 11/15/26		800	769,191
3.700%, 05/15/29		1,000	962,502
Procter & Gamble Co.
1.200%, 10/30/28	EUR	1,000	1,014,609
Progressive Corp.
6.250%, 12/01/32		500	593,040
Prologis Euro Finance LLC
1.000%, 02/08/29	EUR	3,000	2,845,025
0.625%, 09/10/31	EUR	490	429,582
Prologis International Funding II SA
1.625%, 06/17/32	EUR	1,500	1,350,706
Prudential Financial, Inc.
3.878%, 03/27/28		390	392,565
PulteGroup, Inc.
6.375%, 05/15/33		850	908,446
6.000%, 02/15/35		1,000	1,023,299
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	QUALCOMM, Inc.
	1.650%, 05/20/32		1,133	$959,565
	Quest Diagnostics, Inc.
	4.200%, 06/30/29		1,000	1,002,773
	Ralph Lauren Corp.
	2.950%, 06/15/30		2,000	1,832,489
	Realty Income Corp.
	1.800%, 03/15/33		3,000	2,371,746
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		1,400	1,269,023
	Roche Holdings, Inc.
Ω	3.625%, 09/17/28		1,950	1,954,983
	Roper Technologies, Inc.
	4.200%, 09/15/28		1,000	1,007,789
	Ross Stores, Inc.
#	1.875%, 04/15/31		3,250	2,702,004
	Royalty Pharma PLC
	3.300%, 09/02/40		5,500	4,290,212
	Ryder System, Inc.
	3.350%, 09/01/25		2,000	1,958,530
	salesforce, Inc.
	3.700%, 04/11/28		1,000	1,024,073
	Simon Property Group LP
	2.650%, 07/15/30		2,970	2,602,289
	Sky Ltd.
	4.000%, 11/26/29	GBP	600	770,829
	Starbucks Corp.
	4.000%, 11/15/28		500	505,547
	Stryker Corp.
	3.650%, 03/07/28		1,000	994,549
Sysco Corp.
	3.300%, 07/15/26		1,000	987,467
	3.250%, 07/15/27		1,500	1,459,675
	Teledyne FLIR LLC
	2.500%, 08/01/30		2,000	1,697,830
	Thermo Fisher Scientific, Inc.
	1.375%, 09/12/28	EUR	900	902,140
	Travelers Cos., Inc.
	5.350%, 11/01/40		1,000	1,094,170
	TWDC Enterprises 18 Corp.
	2.758%, 10/07/24	CAD	1,000	761,891
	United Parcel Service, Inc.
	1.000%, 11/15/28	EUR	800	772,277
UnitedHealth Group, Inc.
	3.875%, 12/15/28		1,000	1,024,370
	4.625%, 07/15/35		600	638,478
	6.875%, 02/15/38		2,650	3,382,537
	Upjohn Finance BV
	1.908%, 06/23/32	EUR	500	405,107
Utah Acquisition Sub, Inc.
	2.250%, 11/22/24	EUR	800	809,462
	3.125%, 11/22/28	EUR	2,000	1,937,029
	Ventas Realty LP
	4.125%, 01/15/26		2,000	1,985,116
Verizon Communications, Inc.
	4.500%, 08/17/27	AUD	2,000	1,387,956

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
2.625%, 12/01/31	EUR	800	$834,171
3.375%, 10/27/36	GBP	1,300	1,502,510
VF Corp.
2.800%, 04/23/27		2,900	2,793,395
2.950%, 04/23/30		3,500	3,184,155
ViacomCBS, Inc.
4.000%, 01/15/26		600	600,623
VMware, Inc.
3.900%, 08/21/27		1,400	1,375,195
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	700	857,936
3.200%, 04/15/30		2,270	2,080,094
Walmart, Inc.
5.750%, 12/19/30	GBP	1,490	2,203,885
5.625%, 03/27/34	GBP	3,100	4,689,143
5.250%, 09/28/35	GBP	684	1,006,660
Walt Disney Co.
6.200%, 12/15/34		400	474,122
3.500%, 05/13/40		2,000	1,783,791
Wells Fargo & Co.
3.000%, 10/23/26		600	581,838
4.150%, 01/24/29		2,500	2,488,105
Welltower, Inc.
3.100%, 01/15/30		2,000	1,815,262
2.750%, 01/15/31		900	781,251
Whirlpool Corp.
# 4.750%, 02/26/29		500	510,577
Whirlpool Finance Luxembourg Sarl
1.100%, 11/09/27	EUR	650	612,497
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
WPC Eurobond BV
1.350%, 04/15/28	EUR	450	$417,223
TOTAL UNITED STATES			340,103,728
TOTAL BONDS			866,545,272
U.S. TREASURY OBLIGATIONS — (2.5%)
U.S. Treasury Bonds
3.500%, 02/15/39		3,500	3,787,656
1.125%, 05/15/40		5,000	3,572,461
1.125%, 08/15/40		6,000	4,259,531
3.750%, 08/15/41		2,000	2,163,516
U.S. Treasury Notes
0.250%, 06/15/24		3,500	3,330,606
0.375%, 09/15/24		6,000	5,690,156
TOTAL U.S. TREASURY OBLIGATIONS			22,803,926
TOTAL INVESTMENT SECURITIES (Cost $1,003,281,059)			897,325,598

		Shares
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	749,653	8,671,241
TOTAL INVESTMENTS — (100.0%)
(Cost $1,011,952,042)^^			$905,996,839

As of July 31, 2022, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	142,012	USD	88,634	Citibank, N.A.	08/26/22	$674
USD	3,921,789	NZD	6,020,908	HSBC Bank	08/26/22	135,369
NZD	3,509,782	USD	2,180,649	State Street Bank and Trust	08/26/22	26,578
USD	42,493,246	GBP	34,620,821	HSBC Bank	08/30/22	305,242
GBP	660,504	USD	801,124	State Street Bank and Trust	08/30/22	3,748
AUD	1,687,808	USD	1,153,959	Australia and New Zealand Bank	08/31/22	25,858
USD	392,619	EUR	375,493	Goldman Sachs Capital Markets L.P.	09/01/22	8,053
USD	29,155,904	EUR	27,167,117	State Street Bank and Trust	09/01/22	1,332,377
CAD	9,539,995	USD	7,401,220	Australia and New Zealand Bank	09/08/22	48,115
USD	4,580,367	EUR	4,338,282	Royal Bank of Scotland	09/16/22	132,515
USD	10,655,835	EUR	10,019,986	State Street Bank and Trust	09/16/22	382,778
USD	4,549,862	EUR	4,284,933	Australia and New Zealand Bank	09/20/22	155,451
USD	14,857,148	EUR	14,016,852	Royal Bank of Scotland	09/20/22	482,172
USD	7,398,614	EUR	6,988,416	State Street Bank and Trust	09/20/22	231,648
SGD	6,886,111	USD	4,969,194	HSBC Bank	09/21/22	16,097
USD	221,975	EUR	209,455	Citibank, N.A.	09/26/22	7,077

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	17,637,364	EUR	16,636,765	State Street Bank and Trust	09/26/22	$568,221
Total Appreciation						$3,861,973
USD	1,848,394	NOK	18,933,641	BNY Mellon	08/15/22	$(111,279)
USD	1,234,116	AUD	1,801,629	Citibank, N.A.	08/22/22	(25,075)
USD	624,356	AUD	913,262	Morgan Stanley and Co. International	08/22/22	(13,939)
USD	3,644,444	AUD	5,259,413	State Street Bank and Trust	08/22/22	(31,454)
USD	6,955,466	AUD	10,068,218	Morgan Stanley and Co. International	08/23/22	(81,506)
USD	922,233	AUD	1,330,426	Royal Bank of Scotland	08/23/22	(7,641)
NZD	224,741	USD	143,894	Citibank, N.A.	08/26/22	(2,558)
USD	120,928	NZD	196,128	Citibank, N.A.	08/26/22	(2,412)
USD	30,100	NZD	48,261	Morgan Stanley and Co. International	08/26/22	(250)
USD	842,674	GBP	706,255	Morgan Stanley and Co. International	08/30/22	(17,949)
USD	34,788,240	AUD	50,597,112	State Street Bank and Trust	08/31/22	(580,303)
USD	86,303,138	CAD	112,049,522	BNY Mellon	09/08/22	(1,191,094)
USD	1,968,176	CAD	2,533,197	Morgan Stanley and Co. International	09/08/22	(9,879)
USD	1,038,818	CAD	1,332,785	State Street Bank and Trust	09/08/22	(1,892)
USD	12,152,600	EUR	11,909,130	BNY Mellon	09/16/22	(57,314)
USD	4,961,382	SGD	6,886,111	HSBC Bank	09/21/22	(23,909)
USD	24,839,249	JPY	3,361,620,221	HSBC Bank	09/21/22	(466,458)
USD	510,021	EUR	498,914	Australia and New Zealand Bank	09/26/22	(1,860)
USD	235,007	JPY	31,635,007	BNY Mellon	09/26/22	(3,235)
USD	304,249	EUR	301,713	Citibank, N.A.	09/26/22	(5,305)
USD	4,055,548	EUR	3,988,835	HSBC Bank	09/26/22	(36,953)
USD	6,430,931	EUR	6,354,253	State Street Bank and Trust	09/26/22	(88,465)
USD	114,740,710	EUR	112,000,560	State Street Bank and Trust	10/05/22	(245,156)
USD	13,768,299	GBP	11,476,279	Morgan Stanley and Co. International	10/19/22	(233,215)
USD	1,501,096	GBP	1,245,655	State Street Bank and Trust	10/19/22	(18,652)
USD	18,168,856	EUR	17,792,240	State Street Bank and Trust	10/27/22	(127,365)
Total (Depreciation)						$(3,385,118)
Total Appreciation (Depreciation)						$476,855
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$7,976,400	—	$7,976,400
Bonds
Australia	—	43,370,846	—	43,370,846
Belgium	—	14,437,734	—	14,437,734
Canada	—	150,097,156	—	150,097,156
Denmark	—	6,516,807	—	6,516,807
Finland	—	8,199,461	—	8,199,461
France	—	65,739,266	—	65,739,266
Germany	—	37,907,499	—	37,907,499
Hong Kong	—	5,828,112	—	5,828,112
Italy	—	6,633,273	—	6,633,273
Japan	—	29,451,045	—	29,451,045
Netherlands	—	26,834,441	—	26,834,441
New Zealand	—	1,485,002	—	1,485,002
Norway	—	18,919,502	—	18,919,502
Singapore	—	1,342,798	—	1,342,798

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Spain	—	$5,557,292	—	$5,557,292
Supranational Organization Obligations	—	65,918,711	—	65,918,711
Sweden	—	5,715,382	—	5,715,382
Switzerland	—	4,166,727	—	4,166,727
United Kingdom	—	28,320,490	—	28,320,490
United States	—	340,103,728	—	340,103,728
U.S. Treasury Obligations	—	22,803,926	—	22,803,926
Securities Lending Collateral	—	8,671,241	—	8,671,241
Forward Currency Contracts**	—	476,855	—	476,855
TOTAL	—	$906,473,694	—	$906,473,694
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Oregon Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY)
5.000%, 06/15/24	200	$212,490
5.000%, 06/15/29	610	721,320
Blue Mountain Community College District (GO) (SCH BD GTY)
4.000%, 06/15/23	185	188,936
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	250	275,768
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	100	117,528
City of Bend Water Revenue (RB)
5.000%, 12/01/26	200	223,043
City of Cottage Grove (GO)
5.000%, 09/01/26	515	577,326
4.000%, 06/01/29	100	110,846
City of Eugene Electric Utility System Revenue (RB) Series A
5.000%, 08/01/24	125	133,039
City of Hillsboro (GO)
5.000%, 06/01/24	450	477,066
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	235	273,242
City of Lake Oswego (GO)
5.000%, 12/01/26	250	283,567
City of Medford (GO) Series A
5.000%, 06/01/24	470	498,444
City of Newberg (GO)
4.000%, 12/01/25	100	106,720
City of Portland (GO)
5.000%, 02/01/24	500	525,455
City of Portland (GO) Series A
5.000%, 06/15/24	1,080	1,147,447
City of Portland (GO) Series C
5.000%, 06/15/25	100	109,269
City of Portland (GO)
5.000%, 06/01/25	620	676,763
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 06/15/25	260	$284,100
5.000%, 06/01/26	1,550	1,735,900
5.000%, 04/01/28	250	290,956
City of Portland (GO) Series A
5.000%, 03/01/26	100	110,816
5.000%, 06/01/27	500	573,700
3.000%, 06/15/28	150	154,234
City of Portland (GO) Series B
5.000%, 06/15/26	450	504,456
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/23	140	144,257
5.000%, 10/01/23	225	234,036
5.000%, 06/15/24	175	185,929
5.000%, 06/15/27	700	781,924
City of Portland Sewer System Revenue (RB) Series A
5.000%, 05/01/24	260	275,263
City of Portland Water System Revenue (RB)
5.000%, 04/01/27	365	415,586
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	125	132,015
5.000%, 04/01/25	425	460,657
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	92,841
City of Salem (GO)
5.000%, 06/01/23	160	164,657
5.000%, 06/01/25	395	431,163
5.000%, 06/01/26	150	167,754
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	600	652,671
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	150	155,713
4.000%, 04/01/26	250	268,692
4.000%, 04/01/27	265	288,710
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/25)	720	785,746

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	$116,809
Clackamas County (GO)
5.000%, 06/01/24	100	106,071
5.000%, 06/01/25	585	637,710
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	310	353,632
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series
5.000%, 06/15/25	520	566,823
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/26	400	447,768
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	600	636,200
Clackamas County School District No. 7J Lake Oswego (GO) AGM
5.250%, 06/01/25	255	279,729
Clackamas County School District No. 86 Canby (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	50	51,507
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	100	104,543
5.000%, 12/01/26	230	260,265
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	325,304
5.000%, 06/15/29	500	591,246
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	80,607
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	605	674,846
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/28	250	279,679
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 01/01/32	255	$286,530
Hillsboro School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/28	1,290	1,467,281
Jackson County (GO)
4.000%, 06/01/23	135	137,752
Jefferson County School District No. 509J (GO) (SCH BD GTY)
4.000%, 06/15/27	60	65,331
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
¤ 4.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	255	265,937
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	565	631,349
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	185	209,171
Metro (GO)
5.000%, 06/01/26	1,140	1,274,929
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/22	170	171,523
5.000%, 11/01/23	785	818,457
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	605	692,070
Multnomah County (GO)
5.000%, 06/01/24	670	711,049
5.000%, 06/01/29	270	307,116
Multnomah County (GO) Series A
5.000%, 06/15/28	500	583,495
5.000%, 06/15/29	555	657,451
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/23	200	206,082
5.000%, 06/15/24	325	345,297
5.000%, 06/15/25	1,050	1,145,781
5.000%, 06/15/27	250	285,979
Multnomah County School District No. 1 Portland (GO)
5.000%, 06/15/26	250	279,358

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY)
4.000%, 06/01/24	185	$192,840
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	630	686,728
5.000%, 06/15/27	1,000	1,088,285
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	105	120,541
OREGON ST ORS 06/31 FIXED 5
5.000%, 06/01/31	715	807,308
Oregon State (GO)
5.000%, 05/01/24	400	423,481
5.000%, 06/01/24	850	902,077
5.000%, 06/01/28	150	174,859
Oregon State (GO) Series A
5.000%, 05/01/29	125	147,961
Oregon State (GO) Series K
5.000%, 11/01/26	350	396,184
Oregon State (GO)
5.000%, 05/01/25	450	490,092
5.000%, 06/01/26	380	425,726
Oregon State (GO) Series
5.000%, 06/01/26	340	380,912
5.000%, 06/01/35	1,295	1,444,548
Oregon State (GO) Series A
5.000%, 05/01/24	400	423,481
5.000%, 05/01/27	455	521,272
Oregon State (GO) Series C
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/24)	205	218,435
Oregon State (GO) Series F
5.000%, 05/01/24	150	158,805
5.000%, 08/01/25	215	235,736
5.000%, 05/01/32	1,065	1,170,718
Oregon State (GO) Series H
5.000%, 08/01/23	105	108,642
5.000%, 05/01/24	185	195,860
5.000%, 06/01/25	215	234,684
5.000%, 06/01/27	340	379,840
5.000%, 06/01/29	365	405,337
Oregon State (GO) Series N
5.000%, 05/01/27	380	435,348
Oregon State (GO) Series P
5.000%, 08/01/23	100	103,469
Oregon State Department of Transportation (RB)
5.000%, 11/15/26	190	214,437
	Face Amount	Value†
	(000)
OREGON — (Continued)
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/23	125	$130,467
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	200	214,874
5.000%, 11/15/27	500	569,897
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/25	900	992,844
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	150	172,370
Portland Community College District (GO)
5.000%, 06/15/23	280	288,514
5.000%, 06/15/25	400	435,900
5.000%, 06/15/26	825	921,881
Salem Hospital Facility Authority (RB)
5.000%, 05/15/31	350	376,534
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/25	675	735,582
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	1,320	1,509,972
State of Oregon (GO)
5.000%, 05/01/27	40	45,826
State of Oregon (GO) Series F
5.000%, 08/01/27	1,495	1,722,767
Tri-County Metropolitan Transportation District of Oregon (RB)
5.000%, 09/01/25	125	137,163
Tri-County Metropolitan Transportation District of Oregon (RB) Series
¤ 5.000%, 09/01/27 (Pre-refunded @ $100, 9/1/25)	1,175	1,289,329
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/24	435	464,983
5.000%, 09/01/38	525	593,243
Tri-County Metropolitan Transportation District of Oregon (RB) Series A-
3.250%, 10/01/34	420	408,877

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	375	$411,488
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 09/01/26)	415	466,963
Tualatin Hills Park & Recreation District (GO)
4.000%, 06/01/26	110	118,753
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	140	159,519
Washington & Multnomah Counties School District No. 48J Beaverton (GO)
5.000%, 06/15/26	250	279,855
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	335	384,558
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	200	212,299
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	405	$441,349
Washington County (GO)
5.000%, 03/01/25	750	812,517
5.000%, 03/01/26	410	455,699
4.000%, 03/01/30	1,000	1,061,924
Washington County Clean Water Services (RB)
5.000%, 10/01/23	310	322,414
5.000%, 10/01/24	225	241,036
5.000%, 10/01/25	480	528,160
5.000%, 10/01/27	450	519,156
5.000%, 10/01/28	300	351,629
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	95	100,714
5.000%, 06/01/25	1,000	1,089,812
5.000%, 06/01/29	400	473,553
TOTAL MUNICIPAL BONDS Cost ($65,434,401)		63,934,749
TOTAL INVESTMENTS — (100.0%)
(Cost $65,434,401)^^		$63,934,749

Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$63,934,749	—	$63,934,749
TOTAL	—	$63,934,749	—	$63,934,749

DFA Global Core Plus Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (9.2%)
Federal National Mortgage Association
	2.000%, 08/01/37 TBA		6,435	$6,120,288
	2.500%, 08/01/37 TBA		4,520	4,398,172
	2.000%, 08/01/52 TBA		3,413	3,069,034
	2.500%, 08/01/52 TBA		4,812	4,483,479
	3.000%, 08/01/52 TBA		7,309	7,038,124
Government National Mortgage Association
	2.500%, 08/01/52 TBA		4,227	4,003,143
	3.000%, 08/01/52 TBA		3,268	3,182,374
TOTAL AGENCY OBLIGATIONS				32,294,614
BONDS — (90.4%)
AUSTRALIA — (6.6%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	1,500	1,326,974
ASB Finance Ltd.
	0.500%, 09/24/29	EUR	300	268,286
Australia & New Zealand Banking Group Ltd.
	0.750%, 09/29/26	EUR	2,000	1,974,154
Australia Government Bond
	1.000%, 11/21/31	AUD	650	378,987
Commonwealth Bank of Australia
Ω	1.875%, 09/15/31		1,200	1,018,137
FMG Resources August 2006 Pty Ltd.
Ω	4.500%, 09/15/27		1,150	1,060,875
Ω	4.375%, 04/01/31		200	173,623
Glencore Funding LLC
Ω	2.500%, 09/01/30		600	498,364
Ω	2.850%, 04/27/31		500	422,045
Macquarie Group Ltd.
	0.350%, 03/03/28	EUR	500	448,926
National Australia Bank Ltd.
	1.375%, 08/30/28	EUR	200	198,487
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	3,100	1,917,192
	1.500%, 02/20/32	AUD	5,860	3,393,847
Queensland Treasury Corp.
Ω	1.500%, 08/20/32	AUD	1,700	977,202
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	1,200	705,981
Telstra Corp. Ltd.
	1.375%, 03/26/29	EUR	2,000	1,988,026
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	900	660,000
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
	2.250%, 09/15/33	AUD	500	$301,025
	2.250%, 11/20/34	AUD	4,090	2,406,464
	2.000%, 09/17/35	AUD	1,400	782,944
	Westpac Banking Corp.
	1.125%, 09/05/27	EUR	730	721,890
	Westpac Securities NZ Ltd.
	0.100%, 07/13/27	EUR	1,880	1,738,358
	TOTAL AUSTRALIA			23,361,787
BELGIUM — (0.7%)
	Anheuser-Busch InBev SA/NV
	2.000%, 03/17/28	EUR	470	485,582
	Euroclear Investments SA
	1.125%, 12/07/26	EUR	900	900,760
	Solvay SA
	0.500%, 09/06/29	EUR	1,200	1,007,367
	TOTAL BELGIUM			2,393,709
CANADA — (11.8%)
	Bank of Nova Scotia
	2.450%, 02/02/32		1,000	859,368
	Brookfield Finance, Inc.
	4.850%, 03/29/29		600	605,422
	Canadian Imperial Bank of Commerce
#	3.600%, 04/07/32		1,000	944,921
	Canadian Natural Resources Ltd.
	2.950%, 07/15/30		500	452,211
	Cenovus Energy, Inc.
	4.400%, 04/15/29		400	395,807
	CI Financial Corp.
	3.200%, 12/17/30		1,500	1,173,826
	CPPIB Capital, Inc.
	1.125%, 12/14/29	GBP	2,350	2,630,239
	Fairfax Financial Holdings Ltd.
	4.625%, 04/29/30		500	487,703
	ITC Holdings Corp.
Ω	2.950%, 05/14/30		1,000	904,328
Province of Alberta Canada
	3.600%, 04/11/28	AUD	500	341,666
	2.050%, 06/01/30	CAD	3,000	2,150,709
	1.650%, 06/01/31	CAD	4,900	3,348,630
	Province of British Columbia Canada
	1.550%, 06/18/31	CAD	5,300	3,588,297
Province of Manitoba Canada
	2.050%, 06/02/30	CAD	1,200	856,629
	2.050%, 06/02/31	CAD	3,790	2,666,097

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Province of Nova Scotia Canada
	2.000%, 09/01/30	CAD	5,650	$4,005,233
	5.800%, 06/01/33	CAD	500	471,169
Province of Ontario Canada
	2.150%, 06/02/31	CAD	1,300	924,543
	5.600%, 06/02/35	CAD	3,500	3,281,207
	4.600%, 06/02/39	CAD	600	517,034
	Province of Quebec Canada
	1.900%, 09/01/30	CAD	2,700	1,906,836
Province of Saskatchewan Canada
	2.200%, 06/02/30	CAD	3,000	2,169,169
	2.150%, 06/02/31	CAD	4,500	3,198,688
	Royal Bank of Canada
	2.125%, 04/26/29	EUR	500	506,185
	Suncor Energy, Inc.
	5.950%, 05/15/35		133	143,261
	Toronto-Dominion Bank
	3.200%, 03/10/32		1,500	1,388,250
	Toronto-Dominion Bank
	1.952%, 04/08/30	EUR	580	570,956
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		1,000	1,010,042
	TOTAL CANADA			41,498,426
DENMARK — (0.7%)
	Denmark Government Bond
	0.000%, 11/15/31	DKK	15,000	1,855,662
	DSV Finance BV
	1.375%, 03/16/30	EUR	700	667,498
	TOTAL DENMARK			2,523,160
FINLAND — (2.7%)
	Nokia Oyj
	4.375%, 06/12/27		900	887,256
	Nordea Bank Abp
	0.500%, 05/14/27	EUR	3,780	3,635,225
	OP Corporate Bank PLC
	0.100%, 11/16/27	EUR	5,600	5,149,574
	TOTAL FINLAND			9,672,055
FRANCE — (4.2%)
	Airbus SE
	1.625%, 06/09/30	EUR	2,000	2,004,665
Banque Federative du Credit Mutuel SA
	0.250%, 07/19/28	EUR	500	449,033
	1.250%, 06/03/30	EUR	1,300	1,203,454
	0.625%, 02/21/31	EUR	600	519,412
BNP Paribas SA
	1.375%, 05/28/29	EUR	500	471,400
	1.250%, 07/13/31	GBP	400	399,968
BPCE SA
Ω	2.700%, 10/01/29		1,500	1,338,631
	0.250%, 01/14/31	EUR	1,200	1,035,377
	Electricite de France SA
	6.125%, 06/02/34	GBP	300	436,329
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
	JCDecaux SA
	1.625%, 02/07/30	EUR	1,200	$1,058,964
Societe Generale SA
	0.750%, 01/25/27	EUR	500	473,864
	0.875%, 09/24/29	EUR	1,000	894,134
	Societe Nationale SNCF SA
	1.500%, 02/02/29	EUR	900	927,257
	TotalEnergies Capital Canada Ltd.
	2.125%, 09/18/29	EUR	200	206,346
	TotalEnergies Capital International SA
	1.405%, 09/03/31	GBP	1,000	1,075,480
	Vinci SA
	2.750%, 09/15/34	GBP	700	789,600
	WEA Finance LLC
Ω	3.500%, 06/15/29		1,800	1,625,983
	TOTAL FRANCE			14,909,897
GERMANY — (1.7%)
	Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	500	488,310
	BMW U.S. Capital LLC
Ω	4.150%, 04/09/30		1,000	1,007,281
	Deutsche Bank AG
	1.750%, 01/17/28	EUR	400	370,162
	Deutsche Telekom AG
	3.125%, 02/06/34	GBP	320	371,889
	E.ON International Finance BV
	6.375%, 06/07/32	GBP	250	368,168
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		750	600,144
	Grand City Properties SA
	0.125%, 01/11/28	EUR	900	761,105
	Mercedes-Benz International Finance BV
	0.625%, 05/06/27	EUR	500	488,678
	Volkswagen Financial Services AG
	0.375%, 02/12/30	EUR	900	767,323
	Wintershall Dea Finance BV
	1.332%, 09/25/28	EUR	1,000	899,514
	TOTAL GERMANY			6,122,574
HONG KONG — (0.5%)
Prudential PLC
	3.125%, 04/14/30		1,000	930,369
	3.625%, 03/24/32		1,000	947,462
	TOTAL HONG KONG			1,877,831
ITALY — (1.6%)
Eni SpA
	3.625%, 01/29/29	EUR	200	212,691

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

ITALY — (Continued)
	0.625%, 01/23/30	EUR	1,000	$883,282
	Holding d'Infrastructures de Transport SASU
	1.625%, 09/18/29	EUR	1,100	1,027,025
	Intesa Sanpaolo SpA
	2.500%, 01/15/30	GBP	400	421,372
	Snam SpA
	0.000%, 12/07/28	EUR	2,000	1,728,809
UniCredit SpA
	1.800%, 01/20/30	EUR	800	702,648
	1.625%, 01/18/32	EUR	1,000	831,262
	TOTAL ITALY			5,807,089
JAPAN — (3.0%)
	7-Eleven, Inc.
Ω	1.800%, 02/10/31		1,300	1,059,420
	Aircastle Ltd.
Ω	2.850%, 01/26/28		400	335,158
	American Honda Finance Corp.
	0.300%, 07/07/28	EUR	370	338,388
Japan Government Twenty Year Bond
	2.100%, 09/20/28	JPY	106,000	896,863
	1.800%, 09/20/31	JPY	60,000	517,917
	1.500%, 03/20/34	JPY	70,000	594,929
	1.200%, 09/20/35	JPY	40,000	329,581
	Mitsubishi UFJ Financial Group, Inc.
	3.195%, 07/18/29		1,000	924,376
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,700	1,499,685
	0.693%, 10/07/30	EUR	600	530,254
	Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		750	680,596
	Nomura Holdings, Inc.
	2.172%, 07/14/28		1,000	858,608
	NTT Finance Corp.
	0.342%, 03/03/30	EUR	138	125,004
Sumitomo Mitsui Financial Group, Inc.
	2.724%, 09/27/29		1,000	891,421
	2.222%, 09/17/31		1,000	833,841
	TOTAL JAPAN			10,416,041
NETHERLANDS — (1.4%)
	Cooperatieve Rabobank UA
	4.550%, 08/30/29	GBP	700	929,964
	CTP NV
	1.250%, 06/21/29	EUR	260	201,256
	ING Groep NV
	2.000%, 09/20/28	EUR	500	495,179
	Nederlandse Waterschapsbank NV
	3.300%, 05/02/29	AUD	500	337,723
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
Shell International Finance BV
	0.125%, 11/08/27	EUR	850	$804,226
	1.250%, 05/12/28	EUR	1,050	1,045,478
	1.000%, 12/10/30	GBP	1,000	1,036,362
	TOTAL NETHERLANDS			4,850,188
NEW ZEALAND — (0.3%)
New Zealand Government Bond
	3.500%, 04/14/33	NZD	1,650	1,038,235
NORWAY — (0.6%)
	Aker BP ASA
Ω	4.000%, 01/15/31		1,000	930,708
	Kommunalbanken AS
	0.600%, 06/01/26	AUD	2,086	1,309,165
	TOTAL NORWAY			2,239,873
SPAIN — (0.5%)
	Banco Santander SA
	1.849%, 03/25/26		600	545,704
	Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	900	867,450
	SP Transmission PLC
	2.000%, 11/13/31	GBP	435	474,539
	TOTAL SPAIN			1,887,693
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.9%)
	Asian Development Bank
	2.350%, 06/21/27	JPY	420,000	3,498,154
	Inter-American Development Bank
	1.000%, 08/04/28	AUD	2,000	1,195,430
	International Bank for Reconstruction & Development
	1.100%, 11/18/30	AUD	1,000	563,005
International Finance Corp.
	3.150%, 06/26/29	AUD	300	202,419
	1.500%, 04/15/35	AUD	2,500	1,287,479
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			6,746,487
SWEDEN — (0.1%)
	Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	200	179,603
	Svenska Handelsbanken AB
	1.375%, 02/23/29	EUR	140	134,551
	TOTAL SWEDEN			314,154
SWITZERLAND — (0.3%)
	Credit Suisse Group AG
	4.550%, 04/17/26		700	687,139

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SWITZERLAND — (Continued)
	UBS Group AG
	0.875%, 11/03/31	EUR	270	$237,042
	TOTAL SWITZERLAND			924,181
UNITED KINGDOM — (4.3%)
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		900	722,194
	Barclays PLC
	3.250%, 01/17/33	GBP	600	666,460
BAT International Finance PLC
	2.250%, 06/26/28	GBP	400	416,390
	2.250%, 01/16/30	EUR	500	449,966
	BAT Netherlands Finance BV
	3.125%, 04/07/28	EUR	100	100,720
	BP Capital Markets PLC
	1.231%, 05/08/31	EUR	2,300	2,118,196
	British Telecommunications PLC
	3.125%, 11/21/31	GBP	560	638,727
	Centrica PLC
	4.375%, 03/13/29	GBP	400	503,931
	CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	1,000	888,901
	CNH Industrial Finance Europe SA
	1.750%, 03/25/27	EUR	500	499,608
	Experian Finance PLC
Ω	2.750%, 03/08/30		1,000	906,541
	HSBC Holdings PLC
	2.625%, 08/16/28	GBP	400	463,357
	Lloyds Banking Group PLC
	4.550%, 08/16/28		1,000	996,696
	London Stock Exchange Group PLC
	1.750%, 09/19/29	EUR	1,200	1,186,139
	National Grid Gas PLC
	1.125%, 01/14/33	GBP	656	602,272
	Nationwide Building Society
	0.250%, 09/14/28	EUR	1,000	905,338
	Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	1,250	1,241,370
	Standard Chartered PLC
Ω	4.050%, 04/12/26		600	595,145
Vodafone Group PLC
	1.625%, 11/24/30	EUR	470	463,312
	6.150%, 02/27/37		200	222,601
	Western Power Distribution West Midlands PLC
	5.750%, 04/16/32	GBP	300	422,831
	TOTAL UNITED KINGDOM			15,010,695
UNITED STATES — (47.5%)
	AbbVie, Inc.
	2.625%, 11/15/28	EUR	450	475,834
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Advance Auto Parts, Inc.
	3.900%, 04/15/30		1,450	$1,361,498
	3.500%, 03/15/32		270	241,251
	AECOM
	5.125%, 03/15/27		750	760,492
	Allstate Corp.
	5.950%, 04/01/36		1,400	1,637,698
	Ally Financial, Inc.
	8.000%, 11/01/31		300	339,351
	Altria Group, Inc.
	3.400%, 05/06/30		900	787,637
	American Campus Communities Operating Partnership LP
	3.875%, 01/30/31		650	654,607
American Tower Corp.
	3.950%, 03/15/29		800	771,955
	1.000%, 01/15/32	EUR	500	416,766
	American Water Capital Corp.
	3.450%, 06/01/29		600	580,062
	Ameriprise Financial, Inc.
	4.500%, 05/13/32		500	509,268
	Amgen, Inc.
	4.000%, 09/13/29	GBP	356	456,101
	Anthem, Inc.
	2.875%, 09/15/29		650	604,714
	Aon Corp.
	2.800%, 05/15/30		2,000	1,808,505
	Apple, Inc.
	3.200%, 05/11/27		1,375	1,385,522
	Ares Capital Corp.
	3.200%, 11/15/31		800	620,309
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	967,686
	Ashland LLC
Ω	3.375%, 09/01/31		1,400	1,196,468
	Assurant, Inc.
	2.650%, 01/15/32		1,000	810,635
	Assured Guaranty U.S. Holdings, Inc.
	3.150%, 06/15/31		1,000	897,261
	AT&T, Inc.
	4.350%, 03/01/29		600	605,232
	Atmos Energy Corp.
	1.500%, 01/15/31		750	624,651
	Autodesk, Inc.
	2.400%, 12/15/31		1,000	855,632
AutoNation, Inc.
	2.400%, 08/01/31		1,500	1,188,765
	3.850%, 03/01/32		500	445,569
Avnet, Inc.
	4.625%, 04/15/26		700	708,309
	3.000%, 05/15/31		555	467,063
Ball Corp.
	5.250%, 07/01/25		500	506,000
	2.875%, 08/15/30		400	344,475

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Bath & Body Works, Inc.
	5.250%, 02/01/28		600	$565,746
Berkshire Hathaway, Inc.
	0.437%, 04/15/31	JPY	310,000	2,150,124
	0.472%, 01/23/32	JPY	200,000	1,428,121
	Biogen, Inc.
	2.250%, 05/01/30		700	598,074
	Black Hills Corp.
	2.500%, 06/15/30		1,000	857,303
	Block, Inc.
	3.500%, 06/01/31		1,500	1,301,475
	Boardwalk Pipelines LP
	3.600%, 09/01/32		100	87,781
	Boeing Co.
	3.200%, 03/01/29		1,000	904,305
	Boston Properties LP
	3.250%, 01/30/31		700	620,901
	Boston Scientific Corp.
	0.625%, 12/01/27	EUR	800	769,543
	Brixmor Operating Partnership LP
	4.050%, 07/01/30		1,000	925,194
	Broadcom, Inc.
Ω	3.187%, 11/15/36		550	440,548
	Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		650	639,220
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	1,173	1,059,113
	Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	1,000	799,887
	Centene Corp.
	3.000%, 10/15/30		800	714,032
	Chevron Corp.
	2.236%, 05/11/30		1,100	1,001,377
Chevron USA, Inc.
	3.850%, 01/15/28		1,500	1,535,756
	3.250%, 10/15/29		3,100	3,027,920
	Chubb INA Holdings, Inc.
	1.400%, 06/15/31	EUR	500	463,696
	Cigna Corp.
	4.375%, 10/15/28		600	612,323
	Citigroup, Inc.
	1.625%, 03/21/28	EUR	1,000	989,027
	Citrix Systems, Inc.
	3.300%, 03/01/30		1,225	1,201,656
	Clorox Co.
	1.800%, 05/15/30		700	593,917
Comcast Corp.
	0.250%, 09/14/29	EUR	300	273,410
	5.500%, 11/23/29	GBP	350	492,700
	Conagra Brands, Inc.
	5.300%, 11/01/38		1,000	980,809
	ConocoPhillips
	6.500%, 02/01/39		300	363,809
	Continental Resources, Inc.
	4.375%, 01/15/28		1,000	962,603
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Cox Communications, Inc.
#Ω	3.500%, 08/15/27		650	$631,967
	Crown Castle International Corp.
	3.800%, 02/15/28		600	583,698
	CVS Health Corp.
	3.250%, 08/15/29		650	613,528
DCP Midstream Operating LP
	5.375%, 07/15/25		500	512,500
	5.625%, 07/15/27		217	223,510
	Dentsply Sirona, Inc.
	3.250%, 06/01/30		650	555,406
	Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		500	409,771
	Digital Dutch Finco BV
	1.000%, 01/15/32	EUR	1,000	817,869
	Discover Bank
	4.650%, 09/13/28		600	584,860
	Discovery Communications LLC
	1.900%, 03/19/27	EUR	900	891,122
	Dow Chemical Co.
	1.125%, 03/15/32	EUR	267	231,990
	DPL, Inc.
	4.350%, 04/15/29		1,500	1,380,209
	Duke Energy Corp.
	3.300%, 06/15/41		1,000	810,858
	Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		1,000	846,743
	DXC Technology Co.
	2.375%, 09/15/28		800	698,566
	eBay, Inc.
	1.400%, 05/10/26		488	448,979
	Edison International
	4.125%, 03/15/28		650	625,313
	Energy Transfer LP
	3.750%, 05/15/30		750	696,562
	EnerSys
Ω	4.375%, 12/15/27		1,000	915,000
	EOG Resources, Inc.
	4.375%, 04/15/30		1,000	1,039,321
EPR Properties
	4.950%, 04/15/28		500	466,576
	3.750%, 08/15/29		1,200	1,035,886
	EQM Midstream Partners LP
Ω	6.000%, 07/01/25		184	182,629
	Equinix, Inc.
	2.150%, 07/15/30		700	591,996
	ERP Operating LP
	4.150%, 12/01/28		600	598,848
	Expedia Group, Inc.
	3.250%, 02/15/30		650	561,363
	FedEx Corp.
	3.250%, 05/15/41		600	490,110

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Fidelity National Information Services, Inc.
	1.500%, 05/21/27	EUR	500	$494,997
First American Financial Corp.
	2.400%, 08/15/31		1,000	790,770
FirstEnergy Corp.
	2.650%, 03/01/30		600	528,000
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		500	448,636
Flowserve Corp.
	2.800%, 01/15/32		2,000	1,597,965
Fluor Corp.
#	4.250%, 09/15/28		600	550,873
Ford Motor Co.
	3.250%, 02/12/32		300	250,500
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		350	345,188
	2.900%, 02/16/28		250	216,880
	5.113%, 05/03/29		650	631,923
Fox Corp.
	4.709%, 01/25/29		900	914,002
	5.476%, 01/25/39		800	818,766
Franklin Resources, Inc.
	1.600%, 10/30/30		1,000	819,237
GATX Corp.
	4.700%, 04/01/29		600	601,117
	3.500%, 06/01/32		500	449,570
General Motors Financial Co., Inc.
	5.650%, 01/17/29		600	612,064
Global Payments, Inc.
	3.200%, 08/15/29		1,500	1,334,463
GLP Capital LP/GLP Financing II, Inc.
	5.750%, 06/01/28		200	199,627
	4.000%, 01/15/30		1,200	1,084,237
Goldman Sachs Group, Inc.
	3.125%, 07/25/29	GBP	400	468,416
	1.875%, 12/16/30	GBP	331	348,586
Graphic Packaging International LLC
Ω	4.750%, 07/15/27		500	487,008
Ω	3.500%, 03/15/28		650	600,441
Hanesbrands, Inc.
	4.625%, 05/15/24		500	496,081
HAT Holdings I LLC / HAT Holdings II LLC
	3.750%, 09/15/30		400	306,272
HCA, Inc.
	5.375%, 02/01/25		350	357,010
	7.500%, 11/06/33		117	133,830
Honeywell International, Inc.
	2.250%, 02/22/28	EUR	450	469,704
Howmet Aerospace, Inc.
	6.875%, 05/01/25		10	10,525
	5.900%, 02/01/27		500	519,703
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.000%, 01/15/29		500	$448,600
HP, Inc.
	2.650%, 06/17/31		1,000	825,703
	4.200%, 04/15/32		772	711,229
	Humana, Inc.
	3.125%, 08/15/29		650	607,084
	Hyatt Hotels Corp.
	4.375%, 09/15/28		1,000	968,677
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	4.750%, 09/15/24		400	392,500
Illinois Tool Works, Inc.
	2.125%, 05/22/30	EUR	100	101,387
	1.000%, 06/05/31	EUR	300	278,720
	Indiana Michigan Power Co.
	6.050%, 03/15/37		500	568,043
	Intercontinental Exchange, Inc.
	2.100%, 06/15/30		500	436,505
	International Business Machines Corp.
	1.750%, 03/07/28	EUR	500	511,501
	Invitation Homes Operating Partnership LP
	2.700%, 01/15/34		900	718,991
	JAB Holdings BV
	2.000%, 05/18/28	EUR	500	477,019
Jabil, Inc.
	1.700%, 04/15/26		700	636,066
	3.600%, 01/15/30		1,000	907,884
	Jackson Financial, Inc.
Ω	3.125%, 11/23/31		1,000	812,166
	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	2.625%, 10/15/31		1,000	806,993
	JPMorgan Chase & Co.
	6.400%, 05/15/38		500	592,766
	Juniper Networks, Inc.
	2.000%, 12/10/30		1,200	968,388
	KB Home
	4.000%, 06/15/31		1,500	1,263,480
	Kemper Corp.
	3.800%, 02/23/32		1,000	915,715
	Kilroy Realty LP
	2.500%, 11/15/32		1,600	1,281,157
	Kimco Realty Corp.
	1.900%, 03/01/28		700	616,930
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		500	555,257
	Las Vegas Sands Corp.
	3.900%, 08/08/29		1,000	893,499
	Lazard Group LLC
	4.500%, 09/19/28		500	492,879
	Lear Corp.
	3.800%, 09/15/27		265	256,626

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Lennar Corp.
	4.750%, 05/30/25		500	$504,103
Lincoln National Corp.
	3.400%, 01/15/31		700	643,128
LYB International Finance III LLC
	3.375%, 10/01/40		1,500	1,195,835
Marriott International, Inc.
	4.000%, 04/15/28		650	631,077
	2.750%, 10/15/33		500	409,139
Masonite International Corp.
Ω	3.500%, 02/15/30		1,500	1,290,901
MGM Resorts International
	4.625%, 09/01/26		350	325,479
Micron Technology, Inc.
	3.366%, 11/01/41		1,000	754,906
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		1,000	923,819
Ω	3.875%, 05/15/32		250	229,695
Mosaic Co.
	4.050%, 11/15/27		800	800,680
Motorola Solutions, Inc.
	2.300%, 11/15/30		700	571,910
MPLX LP
	1.750%, 03/01/26		700	643,642
Nasdaq, Inc.
	1.750%, 03/28/29	EUR	500	478,045
National Fuel Gas Co.
	2.950%, 03/01/31		1,000	839,048
Nestle Holdings, Inc.
	1.375%, 06/23/33	GBP	800	831,631
Netflix, Inc.
	5.875%, 11/15/28		700	726,180
NewMarket Corp.
	2.700%, 03/18/31		1,000	840,071
NextEra Energy Operating Partners LP
Ω	4.250%, 07/15/24		400	396,308
Ω	4.500%, 09/15/27		300	296,498
NIKE, Inc.
	2.850%, 03/27/30		1,500	1,435,383
Nordstrom, Inc.
	4.000%, 03/15/27		885	810,373
NOV, Inc.
	3.600%, 12/01/29		400	364,384
OneMain Finance Corp.
	7.125%, 03/15/26		450	435,588
ONEOK, Inc.
	6.350%, 01/15/31		300	321,483
Oracle Corp.
	3.600%, 04/01/40		600	465,176
Ovintiv, Inc.
	8.125%, 09/15/30		400	461,392
Paramount Global
	4.950%, 01/15/31		700	684,865
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Philip Morris International, Inc.
	0.800%, 08/01/31	EUR	800	$650,020
	Phillips 66 Co.
Ω	3.150%, 12/15/29		700	645,587
	Piedmont Operating Partnership LP
	3.150%, 08/15/30		1,000	848,339
Plains All American Pipeline L.P. / PAA Finance Corp.
	6.700%, 05/15/36		200	205,970
	6.650%, 01/15/37		500	516,571
Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		200	180,853
	3.800%, 09/15/30		350	317,566
	PNC Financial Services Group, Inc.
	3.450%, 04/23/29		1,200	1,151,315
	PPG Industries, Inc.
	2.800%, 08/15/29		650	602,389
	Primerica, Inc.
	2.800%, 11/19/31		1,000	864,268
Principal Financial Group, Inc.
	3.700%, 05/15/29		177	170,363
	6.050%, 10/15/36		947	1,080,301
	Progress Energy, Inc.
	7.000%, 10/30/31		290	334,759
	Prologis Euro Finance LLC
	0.500%, 02/16/32	EUR	900	761,902
	Public Storage
	1.850%, 05/01/28		800	717,696
	PulteGroup, Inc.
	5.500%, 03/01/26		450	463,059
	Radian Group, Inc.
	4.500%, 10/01/24		350	345,377
	Ralph Lauren Corp.
	2.950%, 06/15/30		1,000	916,244
	Realty Income Corp.
	2.850%, 12/15/32		1,000	894,060
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		258	233,863
	Ross Stores, Inc.
#	1.875%, 04/15/31		549	456,431
Royalty Pharma PLC
	2.200%, 09/02/30		750	633,413
	3.300%, 09/02/40		1,000	780,039
	Sabra Health Care L.P.
	3.900%, 10/15/29		500	449,840
	Sabra Health Care LP
	3.200%, 12/01/31		500	408,816
Seagate HDD Cayman
	4.875%, 06/01/27		600	596,100
	4.091%, 06/01/29		400	363,586
	4.125%, 01/15/31		500	435,775

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Sealed Air Corp.
Ω	4.000%, 12/01/27		1,000	$950,000
Sensata Technologies BV
Ω	5.000%, 10/01/25		150	150,779
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		850	788,950
Sherwin-Williams Co.
	2.950%, 08/15/29		650	599,250
Simon Property Group LP
	2.450%, 09/13/29		2,000	1,756,046
Southwest Airlines Co.
	5.125%, 06/15/27		600	621,672
Spirit Realty LP
	2.100%, 03/15/28		800	682,797
Steelcase, Inc.
	5.125%, 01/18/29		700	668,640
Stellantis NV
	4.500%, 07/07/28	EUR	600	654,309
STORE Capital Corp.
	4.625%, 03/15/29		900	896,328
Stryker Corp.
	2.125%, 11/30/27	EUR	500	513,432
Tapestry, Inc.
	3.050%, 03/15/32		1,500	1,255,593
Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		1,000	966,850
Thermo Fisher Scientific, Inc.
	1.950%, 07/24/29	EUR	500	514,725
	0.875%, 10/01/31	EUR	500	460,864
Toll Brothers Finance Corp.
	4.350%, 02/15/28		900	851,827
#@	3.800%, 11/01/29		350	314,627
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
	5.875%, 06/15/24		350	352,363
Truist Financial Corp.
	1.950%, 06/05/30		1,000	856,102
Twitter, Inc.
Ω	3.875%, 12/15/27		1,300	1,236,950
United States Cellular Corp.
	6.700%, 12/15/33		200	198,735
Utah Acquisition Sub, Inc.
	3.125%, 11/22/28	EUR	550	532,683
Valero Energy Corp.
	4.350%, 06/01/28		800	803,880
Verizon Communications, Inc.
	1.375%, 11/02/28	EUR	500	491,385
Vontier Corp.
	1.800%, 04/01/26		500	439,960
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	2.400%, 04/01/28		400	$334,392
	2.950%, 04/01/31		665	527,132
	Vornado Realty LP
	3.400%, 06/01/31		700	592,124
Walmart, Inc.
	5.625%, 03/27/34	GBP	850	1,285,733
	5.250%, 09/28/35	GBP	1,580	2,325,327
	Walt Disney Co.
	6.400%, 12/15/35		700	847,604
	Waste Management, Inc.
	1.150%, 03/15/28		700	610,810
Wells Fargo & Co.
	4.150%, 01/24/29		500	497,621
	3.500%, 09/12/29	GBP	400	485,735
	0.625%, 08/14/30	EUR	278	242,217
	2.125%, 09/24/31	GBP	1,000	1,076,564
	Welltower, Inc.
	2.050%, 01/15/29		1,000	869,415
	Western Digital Corp.
	4.750%, 02/15/26		350	344,879
	Western Union Co.
	1.350%, 03/15/26		600	543,076
	Westlake Corp.
	1.625%, 07/17/29	EUR	500	448,228
	Williams Cos., Inc.
	8.750%, 03/15/32		500	639,956
	WPC Eurobond BV
	1.350%, 04/15/28	EUR	600	556,298
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		700	680,680
	3.625%, 03/15/31		500	452,485
	Zimmer Biomet Holdings, Inc.
	1.164%, 11/15/27	EUR	600	572,397
	TOTAL UNITED STATES			167,593,683
	TOTAL BONDS			319,187,758
	TOTAL INVESTMENT SECURITIES (Cost $397,960,118)			351,482,372

		Shares
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	130,021	1,503,952
TOTAL INVESTMENTS — (100.0%)
(Cost $399,463,800)^^			$352,986,324

DFA Global Core Plus Real Return Portfolio
CONTINUED
As of July 31, 2022, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	1,581,327	USD	1,101,236	Citibank, N.A.	08/02/22	$3,637
NZD	18,640	USD	11,604	Citibank, N.A.	08/08/22	119
USD	1,672,194	EUR	1,581,622	Australia and New Zealand Bank	08/17/22	54,035
USD	359,533	EUR	333,627	BNY Mellon	08/17/22	18,199
USD	3,050,317	EUR	2,860,105	State Street Bank and Trust	08/17/22	124,139
USD	427,502	EUR	398,886	UBS AG	08/17/22	19,402
AUD	308,283	USD	208,801	Australia and New Zealand Bank	08/30/22	6,693
USD	101,026	DKK	713,705	Citibank, N.A.	08/30/22	2,841
AUD	265,090	USD	183,219	Citibank, N.A.	08/30/22	2,082
USD	21,228	DKK	154,245	Societe Generale	08/30/22	8
USD	1,897,918	DKK	13,149,665	UBS AG	08/30/22	88,932
USD	1,650,613	EUR	1,536,324	Australia and New Zealand Bank	09/02/22	77,059
USD	2,168,051	EUR	2,014,185	State Street Bank and Trust	09/02/22	105,057
CAD	2,423,272	USD	1,878,741	Australia and New Zealand Bank	09/06/22	13,502
CAD	726,475	USD	558,537	Citibank, N.A.	09/06/22	8,741
USD	863,672	EUR	814,402	HSBC Bank	09/09/22	29,118
USD	9,986,903	EUR	9,396,685	State Street Bank and Trust	09/09/22	357,704
USD	37,927,869	EUR	35,683,553	State Street Bank and Trust	09/26/22	1,316,929
GBP	184,547	USD	221,341	Citibank, N.A.	10/04/22	3,726
USD	3,225,606	EUR	3,135,230	BNY Mellon	10/25/22	2,045
Total Appreciation						$2,233,968
USD	832,784	AUD	1,202,099	Citibank, N.A.	08/02/22	$(7,124)
USD	263,245	AUD	379,228	State Street Bank and Trust	08/02/22	(1,722)
USD	16,196	NZD	25,973	State Street Bank and Trust	08/08/22	(139)
USD	1,004,111	NZD	1,637,507	UBS AG	08/08/22	(25,751)
DKK	1,100,436	USD	156,691	Citibank, N.A.	08/30/22	(5,305)
USD	47,769	DKK	348,076	Citibank, N.A.	08/30/22	(115)
USD	1,456,282	AUD	2,099,315	Citibank, N.A.	08/30/22	(11,163)
USD	215,772	AUD	318,462	HSBC Bank	08/30/22	(6,836)
USD	18,341	DKK	134,094	Morgan Stanley and Co. International	08/30/22	(107)
USD	22,557	DKK	165,859	Societe Generale	08/30/22	(260)
USD	15,130,723	AUD	21,843,615	UBS AG	08/30/22	(138,210)
USD	737,641	EUR	721,582	State Street Bank and Trust	09/02/22	(1,427)
USD	29,848,641	CAD	38,844,992	BNY Mellon	09/06/22	(483,978)
USD	761,420	CAD	985,733	HSBC Bank	09/06/22	(8,302)
USD	585,178	CAD	750,530	State Street Bank and Trust	09/06/22	(883)
USD	2,462,616	JPY	331,450,386	BNY Mellon	09/26/22	(33,531)
USD	6,924,305	JPY	931,070,958	Morgan Stanley and Co. International	09/26/22	(87,575)
USD	347,573	GBP	289,098	Citibank, N.A.	10/04/22	(5,000)
USD	467,865	GBP	391,456	State Street Bank and Trust	10/04/22	(9,540)
USD	20,708,523	GBP	17,306,874	UBS AG	10/04/22	(398,294)
USD	5,566,259	EUR	5,471,364	State Street Bank and Trust	10/07/22	(51,772)
USD	1,377,239	EUR	1,360,735	UBS AG	10/07/22	(19,972)
USD	1,886,535	EUR	1,851,530	Australia and New Zealand Bank	10/25/22	(17,159)
USD	1,315,334	EUR	1,288,750	State Street Bank and Trust	10/25/22	(9,725)
Total (Depreciation)						$(1,323,890)
Total Appreciation (Depreciation)						$910,078

DFA Global Core Plus Real Return Portfolio
CONTINUED
As of July 31, 2022, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.770%	Fixed	CPI	Maturity	USD	4,000,000	05/04/24	—	—	$338,247	$338,247
Bank of America Corp.	2.745%	Fixed	CPI	Maturity	USD	8,000,000	12/30/31	—	—	374,904	374,904
Bank of America Corp.	2.725%	Fixed	CPI	Maturity	USD	11,000,000	04/29/24	—	—	941,875	941,875
Bank of America Corp.	2.713%	Fixed	CPI	Maturity	USD	7,000,000	05/11/28	—	—	618,852	618,852
Bank of America Corp.	2.665%	Fixed	CPI	Maturity	USD	6,000,000	04/30/26	—	—	547,817	547,817
Bank of America Corp.	2.664%	Fixed	CPI	Maturity	USD	11,000,000	12/20/31	—	—	637,046	637,046
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	566,487	566,487
Bank of America Corp.	2.648%	Fixed	CPI	Maturity	USD	5,000,000	04/29/26	—	—	460,984	460,984
Bank of America Corp.	2.635%	Fixed	CPI	Maturity	USD	7,000,000	05/03/28	—	—	663,152	663,152
Bank of America Corp.	2.620%	Fixed	CPI	Maturity	USD	6,000,000	08/20/27	—	—	456,787	456,787
Bank of America Corp.	2.595%	Fixed	CPI	Maturity	USD	13,000,000	04/29/28	—	—	1,270,311	1,270,311
Bank of America Corp.	2.585%	Fixed	CPI	Maturity	USD	7,000,000	08/26/28	—	—	542,466	542,466
Bank of America Corp.	2.582%	Fixed	CPI	Maturity	USD	7,000,000	08/05/30	—	—	579,614	579,614
Bank of America Corp.	2.570%	Fixed	CPI	Maturity	USD	3,000,000	07/19/28	—	—	262,976	262,976
Bank of America Corp.	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	4,136,904	4,136,904
Bank of America Corp.	2.538%	Fixed	CPI	Maturity	USD	9,000,000	09/27/31	—	—	702,930	702,930
Bank of America Corp.	2.535%	Fixed	CPI	Maturity	USD	4,000,000	04/29/36	—	—	414,315	414,315
Bank of America Corp.	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	312,341	312,341
Bank of America Corp.	2.533%	Fixed	CPI	Maturity	USD	6,000,000	08/18/31	—	—	513,989	513,989
Bank of America Corp.	2.490%	Fixed	CPI	Maturity	USD	3,000,000	08/20/31	—	—	268,385	268,385
Citibank, N.A.	2.807%	Fixed	CPI	Maturity	USD	11,000,000	05/03/24	—	—	912,709	912,709
Deutsche Bank AG	3.120%	Fixed	CPI	Maturity	USD	7,000,000	11/22/28	—	—	226,908	226,908
Deutsche Bank AG	3.089%	Fixed	CPI	Maturity	USD	4,000,000	11/03/26	—	—	175,884	175,884
Deutsche Bank AG	2.833%	Fixed	CPI	Maturity	USD	15,000,000	07/12/28	—	—	186,523	186,523
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	273,196	273,196
Deutsche Bank AG	2.783%	Fixed	CPI	Maturity	USD	7,000,000	11/03/31	—	—	366,992	366,992
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	08/03/28	—	—	538,324	538,324
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	10/12/31	—	—	444,314	444,314
Deutsche Bank AG	2.658%	Fixed	CPI	Maturity	USD	3,000,000	06/03/28	—	—	270,272	270,272
Deutsche Bank AG	2.600%	Fixed	CPI	Maturity	USD	5,000,000	06/14/26	—	—	447,420	447,420
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	372,464	372,464

DFA Global Core Plus Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	2.553%	Fixed	CPI	Maturity	USD	3,000,000	06/03/36	—	—	$291,386	$291,386
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	564,038	564,038
Deutsche Bank AG	2.548%	Fixed	CPI	Maturity	USD	7,000,000	09/13/33	—	—	562,790	562,790
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	377,161	377,161
Deutsche Bank AG	2.528%	Fixed	CPI	Maturity	USD	6,000,000	07/27/30	—	—	540,263	540,263
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	406,315	406,315
Deutsche Bank AG	2.514%	Fixed	CPI	Maturity	USD	5,000,000	06/16/28	—	—	488,506	488,506
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	506,692	506,692
Deutsche Bank AG	2.465%	Fixed	CPI	Maturity	USD	5,000,000	07/19/31	—	—	498,687	498,687
Deutsche Bank AG	2.456%	Fixed	CPI	Maturity	USD	5,000,000	07/14/31	—	—	506,529	506,529
Deutsche Bank AG	2.430%	Fixed	CPI	Maturity	USD	3,000,000	08/23/33	—	—	295,566	295,566
Morgan Stanley and Co. International	2.815%	Fixed	CPI	Maturity	USD	10,000,000	08/01/29	—	—	53,561	53,561
Total Appreciation										$23,916,882	$23,916,882
Bank of America Corp.	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	(15,803)	(15,803)
Total (Depreciation)										$(15,803)	$(15,803)
Total Appreciation (Depreciation)										$23,901,079	$23,901,079
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$32,294,614	—	$32,294,614
Bonds
Australia	—	23,361,787	—	23,361,787
Belgium	—	2,393,709	—	2,393,709
Canada	—	41,498,426	—	41,498,426
Denmark	—	2,523,160	—	2,523,160
Finland	—	9,672,055	—	9,672,055
France	—	14,909,897	—	14,909,897
Germany	—	6,122,574	—	6,122,574
Hong Kong	—	1,877,831	—	1,877,831
Italy	—	5,807,089	—	5,807,089
Japan	—	10,416,041	—	10,416,041
Netherlands	—	4,850,188	—	4,850,188
New Zealand	—	1,038,235	—	1,038,235
Norway	—	2,239,873	—	2,239,873
Spain	—	1,887,693	—	1,887,693
Supranational Organization Obligations	—	6,746,487	—	6,746,487
Sweden	—	314,154	—	314,154
Switzerland	—	924,181	—	924,181

DFA Global Core Plus Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	—	$15,010,695	—	$15,010,695
United States	—	167,593,683	—	167,593,683
Securities Lending Collateral	—	1,503,952	—	1,503,952
Forward Currency Contracts**	—	910,078	—	910,078
Swap Agreements**	—	23,901,079	—	23,901,079
TOTAL	—	$377,797,481	—	$377,797,481
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets ex China Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.5%)
BRAZIL — (6.1%)
	AES Brasil Energia SA	21,200	$44,046
	Aliansce Sonae Shopping Centers SA	15,600	50,863
	Allied Tecnologia SA	3,900	7,929
	Alupar Investimento SA	15,400	81,106
	Ambev SA, ADR	60,164	169,662
	Americanas SA	41,591	112,536
*	Anima Holding SA	21,200	18,356
	Arezzo Industria e Comercio SA	4,294	65,687
	Atacadao SA	23,100	83,174
	Auren Energia SA	25,787	70,720
	B3 SA - Brasil Bolsa Balcao	129,100	276,709
	Banco Bradesco SA	44,930	125,652
	Banco BTG Pactual SA	26,900	117,133
	Banco do Brasil SA	25,100	174,494
	Banco Modal SA	7,500	13,017
	Banco Santander Brasil SA	16,600	90,762
	BB Seguridade Participacoes SA	30,700	172,009
	Bemobi Mobile Tech SA	6,469	16,141
*	BK Brasil Operacao e Assessoria a Restaurantes SA	35,200	42,315
*	Blau Farmaceutica SA	4,900	26,583
	Boa Safra Sementes SA	13,300	27,581
	Boa Vista Servicos SA	19,900	20,692
	BR Malls Participacoes SA	79,300	121,538
	BR Properties SA	27,000	43,938
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	5,300	24,574
*	BRF SA	101,681	313,645
	Caixa Seguridade Participacoes S/A	33,231	47,848
	Camil Alimentos SA	18,600	32,893
	CCR SA	168,800	423,786
	Centrais Eletricas Brasileiras SA	31,789	281,451
	Cia Brasileira de Distribuicao	25,900	81,643
	Cia de Saneamento Basico do Estado de Sao Paulo	20,900	180,438
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,400	11,998
	Cia de Saneamento de Minas Gerais-COPASA	21,600	50,096
	Cia de Saneamento do Parana	27,900	99,649
	Cia de Saneamento do Parana	15,200	10,341
	Cia Energetica de Minas Gerais	22,050	72,490
	Cia Paranaense de Energia	23,700	29,636
#	Cia Siderurgica Nacional SA, Sponsored ADR	28,507	82,385
	Cia Siderurgica Nacional SA	55,600	158,071
	Cielo SA	237,300	203,173
*	Cogna Educacao	366,800	160,215
*	Construtora Tenda SA	8,200	6,197
	Cosan SA	19,100	68,920
	CPFL Energia SA	12,300	78,068
	Cruzeiro do Sul Educacional SA	23,900	16,629
	CSU Cardsystem SA	7,400	20,252
	Cury Construtora e Incorporadora SA	9,300	14,595
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	32,000	78,112
	Dexco SA	58,930	111,047
	Diagnosticos da America SA	7,900	29,285
	Dimed SA Distribuidora da Medicamentos	18,700	39,683
	Direcional Engenharia SA	18,700	42,792
*	EcoRodovias Infraestrutura e Logistica SA	34,700	38,160
	EDP - Energias do Brasil SA	25,000	104,849

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Eletromidia SA	5,500	$11,693
*	Embraer SA	86,100	195,527
*	Empreendimentos Pague Menos SA	15,100	13,104
	Enauta Participacoes SA	29,900	107,081
	Energisa SA	15,400	131,079
*	Eneva SA	91,944	270,282
	Engie Brasil Energia SA	10,900	93,367
	Equatorial Energia SA	58,234	279,234
	Eternit SA	7,500	16,394
	Even Construtora e Incorporadora SA	18,500	19,093
	Ez Tec Empreendimentos e Participacoes SA	14,300	46,652
	Fleury SA	19,000	59,378
	Fras-Le SA	6,500	14,912
*	Gafisa SA	52,700	12,528
	Gerdau SA, Sponsored ADR	104,922	495,232
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	12,200	10,658
Ω	GPS Participacoes e Empreendimentos SA	15,300	36,697
	Grendene SA	37,300	51,400
*	Grupo Mateus SA	65,629	54,415
	Grupo SBF SA	10,600	42,633
	Guararapes Confeccoes SA	16,200	23,357
Ω	Hapvida Participacoes e Investimentos SA	177,293	211,075
	Helbor Empreendimentos SA	23,100	11,206
*	Hidrovias do Brasil SA	101,363	43,687
	Hypera SA	10,900	89,722
	Instituto Hermes Pardini SA	8,400	33,070
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,300	22,597
	Inter & Co., Inc., BDR	4,461	13,476
*	International Meal Co. Alimentacao SA, Class A	38,000	12,118
	Iochpe-Maxion SA	38,800	117,508
	Irani Papel e Embalagem SA	15,400	20,537
*	IRB Brasil Resseguros SA	136,800	50,499
	Itau Unibanco Holding SA	13,200	51,738
	Jalles Machado SA	27,633	39,040
	JBS SA	71,800	443,225
	JHSF Participacoes SA	80,800	89,013
	Kepler Weber SA	10,800	42,665
	Klabin SA	112,100	431,795
	Light SA	32,200	33,295
	Localiza Rent a Car SA	19,700	219,346
*	Locaweb Servicos de Internet SA	8,247	10,791
	LOG Commercial Properties e Participacoes SA	5,900	23,855
*	Log-in Logistica Intermodal SA	4,300	27,009
	Lojas Quero Quero SA	18,900	22,209
	Lojas Renner SA	17,700	86,514
	M Dias Branco SA	15,221	91,636
*	Magazine Luiza SA	43,000	21,441
	Mahle-Metal Leve SA	7,417	34,547
	Marfrig Global Foods SA	38,397	97,957
*	Marisa Lojas SA	32,104	13,588
	Mills Estruturas e Servicos de Engenharia SA	28,145	41,885
	Minerva SA	44,400	112,414
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	10,900	10,344
*	Moura Dubeux Engenharia SA	8,800	9,014
	Movida Participacoes SA	24,843	60,978
	MRV Engenharia e Participacoes SA	48,400	85,685
	Multiplan Empreendimentos Imobiliarios SA	19,900	91,537
	Natura & Co. Holding SA	36,542	110,033
	Natura & Co. Holding SA, ADR	14,250	86,212

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Neoenergia SA	15,500	$44,366
	Odontoprev SA	29,020	55,582
*	Omega Energia SA	21,499	51,151
*	Petro Rio SA	39,400	184,432
	Petroleo Brasileiro SA, Sponsored ADR	102,353	1,343,895
	Petroleo Brasileiro SA, Sponsored ADR	83,286	1,189,324
	Petroleo Brasileiro SA	139,900	999,344
	Porto Seguro SA	28,700	102,173
	Portobello SA	12,500	20,752
	Positivo Tecnologia SA	14,500	19,225
	Qualicorp Consultoria e Corretora de Seguros SA	22,300	42,453
	Raia Drogasil SA	38,750	157,124
Ω	Rede D'Or Sao Luiz SA	2,700	16,902
	Romi SA	7,000	18,075
	Rumo SA	44,100	149,497
	Santos Brasil Participacoes SA	36,801	46,374
	Sao Martinho SA	20,900	141,498
	Sendas Distribuidora SA, ADR	2,800	42,616
	Sendas Distribuidora SA	63,128	193,382
Ω	Ser Educacional SA	16,200	18,441
	SIMPAR SA	32,400	64,686
	Sinqia SA	7,400	24,771
	SLC Agricola SA	15,710	133,900
	Sul America SA	31,500	143,129
	Suzano SA	61,300	572,114
	Tegma Gestao Logistica SA	7,000	18,075
	Telefonica Brasil SA	19,400	167,225
	TIM SA	45,500	110,714
	TOTVS SA	12,700	64,726
	Transmissora Alianca de Energia Eletrica SA	42,100	329,210
	Trisul SA	19,800	14,542
	Tupy SA	13,100	57,650
	Ultrapar Participacoes SA	55,600	136,365
	Unipar Carbocloro SA	3,050	47,983
	Usinas Siderurgicas de Minas Gerais SA Usiminas	25,300	40,731
	Vale SA, Sponsored ADR	258,814	3,483,636
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	12,700	25,871
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	11,777	30,956
*	Via SA	137,400	63,733
	Vibra Energia SA	62,300	200,478
	Vivara Participacoes SA	6,900	29,592
	Vulcabras Azaleia SA	17,300	38,351
	WEG SA	25,600	138,734
	Wiz Solucoes e Corretagem de Seguros SA	13,900	19,933
	YDUQS Participacoes SA	37,684	96,502
TOTAL BRAZIL			20,773,754
CHILE — (0.7%)
	Aguas Andinas SA, Class A	378,955	76,435
	Banco de Chile, ADR	5,538	104,890
	Banco de Credito e Inversiones SA	1,999	60,314
	Banco Santander Chile, ADR	3,888	60,808
	Banco Santander Chile	1,103,826	43,719
	CAP SA	8,279	75,765
	Cencosud SA	136,266	186,154
	Cencosud Shopping SA	27,217	29,448
	Cia Cervecerias Unidas SA, Sponsored ADR	3,912	45,145
	Cia Cervecerias Unidas SA	4,760	27,469

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Cia Sud Americana de Vapores SA	723,774	$78,313
	Colbun SA	1,053,571	89,491
	Embotelladora Andina SA, ADR, Class B	5,244	59,991
	Empresa Nacional de Telecomunicaciones SA	26,808	88,653
	Empresas CMPC SA	69,123	117,442
	Empresas COPEC SA	16,883	138,272
	Enel Americas SA	520,115	52,641
	Enel Chile SA	1,143,847	32,750
	Engie Energia Chile SA	52,971	23,984
	Falabella SA	36,396	81,185
	Grupo Security SA	316,264	45,802
	Hortifrut SA	19,654	17,678
	Instituto de Diagnostico SA	5,352	8,245
	Inversiones Aguas Metropolitanas SA	109,306	47,915
	Inversiones La Construccion SA	2,968	8,896
	Itau CorpBanca Chile SA	11,247,620	24,303
	Multiexport Foods SA	50,860	19,190
	Parque Arauco SA	56,792	47,962
	Plaza SA	28,539	24,355
	Ripley Corp. SA	127,797	19,074
	Salfacorp SA	49,016	13,534
	SMU SA	507,692	51,834
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	5,707	561,398
	SONDA SA	92,087	30,249
	Vina Concha y Toro SA	70,868	95,327
TOTAL CHILE			2,488,631
COLOMBIA — (0.2%)
*	BAC Holding International Corp.	397,876	25,059
	Banco de Bogota SA	6,410	62,051
	Bancolombia SA, Sponsored ADR	4,565	132,248
	Bancolombia SA	8,678	72,853
	Celsia SA ESP	42,996	35,504
	Cementos Argos SA	58,513	53,231
*	Corp. Financiera Colombiana SA	11,544	52,779
	Ecopetrol SA	224,535	119,417
	Grupo Argos SA	31,996	90,308
	Grupo de Inversiones Suramericana SA	3,012	28,104
	Grupo Energia Bogota SA ESP	71,316	31,624
	Interconexion Electrica SA ESP	22,401	107,642
	Mineros SA	59,641	30,606
TOTAL COLOMBIA			841,426
CZECH REPUBLIC — (0.2%)
	CEZ AS	7,661	348,140
	Komercni Banka AS	3,170	80,095
Ω	Moneta Money Bank AS	29,342	97,750
	Philip Morris CR AS	55	37,911
TOTAL CZECH REPUBLIC			563,896
EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	56,810	104,190
GREECE — (0.4%)
*	Aegean Airlines SA	5,370	28,456
*	Alpha Services & Holdings SA	118,774	105,570
	Athens Water Supply & Sewage Co. SA	5,470	44,912
	Autohellas Tourist & Trading SA	3,252	32,010

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Bank of Greece	2,271	$36,026
*	Ellaktor SA	11,642	18,986
	ElvalHalcor SA	6,055	8,716
	Entersoft SA Software Development & Related Services Co.	2,134	8,390
*	Eurobank Ergasias Services & Holdings SA, Class A	64,441	59,361
	Fourlis Holdings SA	9,989	31,274
*	GEK Terna Holding Real Estate Construction SA	8,590	85,040
	Hellenic Exchanges - Athens Stock Exchange SA	3,694	12,458
	Hellenic Petroleum Holdings SA	5,229	33,630
	Hellenic Telecommunications Organization SA	12,329	212,280
	Holding Co. ADMIE IPTO SA	13,658	25,760
*	Intracom Holdings SA	7,206	13,594
	JUMBO SA	5,289	82,005
*	LAMDA Development SA	7,543	44,820
	Motor Oil Hellas Corinth Refineries SA	9,317	161,495
	Mytilineos SA	4,072	62,980
*	National Bank of Greece SA	13,825	43,311
	OPAP SA	7,268	100,693
*	Piraeus Financial Holdings SA	36,466	33,231
	Piraeus Port Authority SA	648	10,210
*	Public Power Corp. SA	4,774	28,320
	Quest Holdings SA	2,268	10,222
	Sarantis SA	2,471	17,389
	Terna Energy SA	3,753	67,513
	Thrace Plastics Holding & Co.	1,885	7,401
	Titan Cement International SA	5,167	59,135
TOTAL GREECE			1,485,188
HUNGARY — (0.2%)
	Magyar Telekom Telecommunications PLC	27,648	21,844
	MOL Hungarian Oil & Gas PLC	38,457	283,137
*	Opus Global Nyrt	28,996	11,099
	OTP Bank Nyrt	6,108	126,096
	Richter Gedeon Nyrt	9,532	194,979
TOTAL HUNGARY			637,155
INDIA — (22.7%)
	Aarti Drugs Ltd.	6,612	35,623
	Aarti Industries Ltd.	15,602	154,291
	ABB India Ltd.	2,956	102,225
	ACC Ltd.	5,496	154,835
	Action Construction Equipment Ltd.	6,419	18,248
	Adani Enterprises Ltd.	9,322	302,918
*	Adani Green Energy Ltd.	2,278	62,421
	Adani Ports & Special Economic Zone Ltd.	32,862	317,760
	Adani Total Gas Ltd.	12,365	491,926
*	Adani Transmission Ltd.	5,894	233,820
	ADF Foods Ltd.	598	5,291
*	Aditya Birla Capital Ltd.	100,480	135,282
	Advanced Enzyme Technologies Ltd.	8,264	30,188
	Aegis Logistics Ltd.	17,763	57,993
	AGI Greenpac Ltd.	6,740	24,105
*	Ahluwalia Contracts India Ltd.	4,691	28,150
	AIA Engineering Ltd.	5,687	172,155
	Ajanta Pharma Ltd.	6,078	97,922
	Akzo Nobel India Ltd.	1,600	39,243
	Alembic Ltd.	7,426	6,605
	Alembic Pharmaceuticals Ltd.	11,526	102,385

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Alkem Laboratories Ltd.	3,026	$123,399
	Alkyl Amines Chemicals	1,611	59,639
	Allcargo Logistics Ltd.	11,922	46,236
*	Alok Industries Ltd.	148,339	37,688
	Amara Raja Batteries Ltd.	18,280	113,745
*	Amber Enterprises India Ltd.	1,430	45,208
	Ambuja Cements Ltd.	26,451	125,482
	Amrutanjan Health Care Ltd.	1,487	15,143
	Andhra Sugars Ltd.	11,068	19,057
	Apar Industries Ltd.	3,546	50,871
	Apcotex Industries Ltd.	3,776	27,183
*	APL Apollo Tubes Ltd.	16,235	195,909
	Apollo Hospitals Enterprise Ltd.	5,543	294,812
	Apollo Tyres Ltd.	69,109	192,104
*	Arvind Fashions Ltd.	5,508	20,601
*	Arvind Ltd.	33,887	39,580
	Asahi India Glass Ltd.	8,499	63,556
	Ashiana Housing Ltd.	5,563	9,641
	Ashok Leyland Ltd.	60,957	114,506
*	Ashoka Buildcon Ltd.	32,176	30,610
	Asian Granito India Ltd.	26,004	15,287
	Asian Paints Ltd.	14,315	604,408
	Astec Lifesciences Ltd.	562	13,274
*Ω	Aster DM Healthcare Ltd.	23,366	67,619
	Astra Microwave Products Ltd.	13,859	50,030
	Astral Ltd.	7,316	168,384
	AstraZeneca Pharma India Ltd.	345	13,346
	Atul Ltd.	2,163	243,655
Ω	AU Small Finance Bank Ltd.	10,217	76,533
	Aurobindo Pharma Ltd.	30,682	212,024
	Automotive Axles Ltd.	527	12,995
	Avanti Feeds Ltd.	6,922	38,717
*Ω	Avenue Supermarts Ltd.	2,019	108,521
	Axis Bank Ltd.	123,315	1,132,602
	Bajaj Auto Ltd.	5,913	292,567
	Bajaj Consumer Care Ltd.	15,446	31,773
	Bajaj Finance Ltd.	3,535	323,403
	Bajaj Finserv Ltd.	1,094	208,345
*	Bajaj Hindusthan Sugar Ltd.	244,013	30,620
	Bajaj Holdings & Investment Ltd.	1,949	127,534
	Balaji Amines Ltd.	1,823	78,535
	Balkrishna Industries Ltd.	5,410	157,707
	Balmer Lawrie & Co. Ltd.	6,616	9,333
	Balrampur Chini Mills Ltd.	17,732	88,404
Ω	Bandhan Bank Ltd.	33,492	117,455
	Bank of Baroda	99,807	147,308
	Bank of India	76,673	46,261
	Bank of Maharashtra	49,426	10,524
	Bannari Amman Sugars Ltd.	618	19,240
	BASF India Ltd.	1,282	43,558
	Bayer CropScience Ltd.	1,565	103,988
	BEML Ltd.	2,820	45,445
	Berger Paints India Ltd.	19,565	154,460
*	BF Utilities Ltd.	3,743	15,467
	Bharat Bijlee Ltd.	409	9,077
	Bharat Dynamics Ltd.	3,388	34,661
	Bharat Electronics Ltd.	130,593	453,955
	Bharat Forge Ltd.	19,518	180,530
*	Bharat Heavy Electricals Ltd.	63,688	43,387

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bharat Petroleum Corp. Ltd.	35,806	$149,385
	Bharat Rasayan Ltd.	202	30,962
*	Bharti Airtel Ltd.	144,324	1,237,613
	Biocon Ltd.	27,460	106,844
	Birla Corp. Ltd.	4,712	57,991
	Birlasoft Ltd.	22,427	95,795
	Blue Dart Express Ltd.	573	61,963
	Blue Star Ltd.	4,540	56,425
	Bodal Chemicals Ltd.	6,839	8,033
	Bombay Burmah Trading Co.	4,644	56,032
*	Bombay Dyeing & Manufacturing Co. Ltd.	16,570	20,699
*	Borosil Renewables Ltd.	5,982	46,870
	Bosch Ltd.	458	98,940
	Brigade Enterprises Ltd.	17,475	108,814
	Brightcom Group Ltd.	41,970	26,393
	Britannia Industries Ltd.	7,813	384,619
	BSE Ltd.	6,490	55,824
*	Camlin Fine Sciences Ltd.	8,757	13,031
	Can Fin Homes Ltd.	9,419	71,165
	Canara Bank	23,414	65,965
	Caplin Point Laboratories Ltd.	4,701	46,597
	Carborundum Universal Ltd.	11,607	117,311
	Care Ratings Ltd.	2,399	13,782
	Castrol India Ltd.	56,651	81,844
	CCL Products India Ltd.	13,083	73,638
	Ceat Ltd.	5,838	93,182
*	Central Bank of India Ltd.	74,954	16,990
	Central Depository Services India Ltd.	6,381	91,581
	Century Enka Ltd.	772	4,341
	Century Plyboards India Ltd.	8,663	64,140
	Century Textiles & Industries Ltd.	6,153	65,260
	Cera Sanitaryware Ltd.	659	39,444
	CESC Ltd.	59,013	57,590
*	CG Power & Industrial Solutions Ltd.	70,093	199,313
*	Chalet Hotels Ltd.	8,285	33,453
	Chambal Fertilisers & Chemicals Ltd.	34,549	140,822
*	Chennai Petroleum Corp. Ltd.	5,711	19,902
	Cholamandalam Financial Holdings Ltd.	16,532	130,997
	Cholamandalam Investment & Finance Co. Ltd.	33,962	303,997
	Cigniti Technologies Ltd.	2,010	12,741
	Cipla Ltd.	42,148	521,876
	City Union Bank Ltd.	77,382	156,388
	Coal India Ltd.	85,846	230,141
Ω	Cochin Shipyard Ltd.	7,649	32,176
	Coforge Ltd.	2,798	140,209
	Colgate-Palmolive India Ltd.	11,876	238,232
	Computer Age Management Services Ltd.	3,251	101,293
	Container Corp. of India Ltd.	15,615	140,339
	Coromandel International Ltd.	14,900	193,079
	Cosmo First Ltd.	3,596	40,687
*	CreditAccess Grameen Ltd.	8,314	110,903
	CRISIL Ltd.	1,980	78,377
	Crompton Greaves Consumer Electricals Ltd.	70,265	350,734
*	CSB Bank Ltd.	7,816	19,801
	Cummins India Ltd.	10,128	157,184
	Cyient Ltd.	9,245	96,684
	Dabur India Ltd.	22,920	169,004
	Dalmia Bharat Ltd.	8,158	165,233
	Dalmia Bharat Sugar & Industries Ltd.	2,751	13,124

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	DCB Bank Ltd.	60,222	$67,678
	DCM Shriram Ltd.	5,474	69,123
*	DCW Ltd.	20,234	9,930
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	12,107	109,241
	Deepak Nitrite Ltd.	8,265	200,628
	Delta Corp. Ltd.	14,742	36,916
*	DEN Networks Ltd.	40,999	17,815
*	Dhampur Bio Organics Ltd.	7,837	4,074
	Dhampur Sugar Mills Ltd.	7,837	22,331
*	Dhani Services Ltd.	20,770	10,886
	Dhanuka Agritech Ltd.	2,606	22,874
Ω	Dilip Buildcon Ltd.	4,134	12,321
*	Dish TV India Ltd.	201,683	28,737
*	Dishman Carbogen Amcis Ltd.	7,756	12,420
	Divi's Laboratories Ltd.	4,846	234,793
	Dixon Technologies India Ltd.	2,968	139,123
	DLF Ltd.	20,905	101,756
	Dollar Industries Ltd.	2,778	15,944
Ω	Dr Lal PathLabs Ltd.	2,573	75,068
	Dr Reddy's Laboratories Ltd., ADR	4,155	213,982
	Dr Reddy's Laboratories Ltd.	4,829	249,912
	Dwarikesh Sugar Industries Ltd.	17,795	26,560
*	Dynamatic Technologies Ltd.	363	8,310
	eClerx Services Ltd.	2,974	81,795
	Edelweiss Financial Services Ltd.	37,206	27,433
	Eicher Motors Ltd.	6,004	234,139
	EID Parry India Ltd.	17,278	122,615
*	EIH Associated Hotels	1,285	6,545
*	EIH Ltd.	22,405	43,123
	Electrosteel Castings Ltd.	71,171	32,565
	Elgi Equipments Ltd.	18,157	85,177
	Emami Ltd.	28,212	161,297
Ω	Endurance Technologies Ltd.	4,131	75,884
	Engineers India Ltd.	50,152	42,479
	EPL Ltd.	22,914	50,138
*Ω	Equitas Small Finance Bank Ltd.	48,608	27,568
Ω	Eris Lifesciences Ltd.	6,109	51,940
	ESAB India Ltd.	604	25,283
	Escorts Kubota Ltd.	5,083	110,981
*	Eveready Industries India Ltd.	6,213	24,942
	Everest Kanto Cylinder Ltd.	10,371	22,281
	Excel Industries Ltd.	960	15,466
	Exide Industries Ltd.	74,673	149,748
*	FDC Ltd.	8,414	26,844
	Federal Bank Ltd.	350,666	473,682
	FIEM Industries Ltd.	1,410	28,817
	Filatex India Ltd.	15,692	18,611
	Fine Organic Industries Ltd.	1,065	72,863
	Finolex Cables Ltd.	7,871	42,232
	Finolex Industries Ltd.	39,566	66,735
	Firstsource Solutions Ltd.	31,556	44,573
	Force Motors Ltd.	588	7,750
*	Fortis Healthcare Ltd.	55,292	194,987
*	Future Consumer Ltd.	229,055	5,221
	Gabriel India Ltd.	6,406	10,584
	GAIL India Ltd.	194,809	361,030
	Galaxy Surfactants Ltd.	1,197	46,677
	Garware Technical Fibres Ltd.	1,476	61,445
	Gateway Distriparks Ltd.	14,028	12,911

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	GE Power India Ltd.	2,518	$4,320
*	GE T&D India Ltd.	6,995	10,165
Ω	General Insurance Corp. of India	14,916	21,922
	Genus Power Infrastructures Ltd.	12,248	11,989
	Geojit Financial Services Ltd.	9,920	6,346
	GHCL Ltd.	16,410	133,146
	GIC Housing Finance Ltd.	8,238	14,111
	Gillette India Ltd.	746	49,211
	GlaxoSmithKline Pharmaceuticals Ltd.	3,177	56,518
	Glenmark Pharmaceuticals Ltd.	26,783	128,825
	Godawari Power & Ispat Ltd.	7,317	26,546
	Godfrey Phillips India Ltd.	2,960	42,775
Ω	Godrej Agrovet Ltd.	5,807	37,314
*	Godrej Consumer Products Ltd.	21,126	227,702
*	Godrej Industries Ltd.	7,372	41,485
*	Godrej Properties Ltd.	5,564	106,675
	Goodyear India Ltd.	879	10,530
	Granules India Ltd.	25,506	95,918
	Graphite India Ltd.	12,161	65,624
	Grasim Industries Ltd.	13,761	274,384
	Great Eastern Shipping Co. Ltd.	20,334	121,635
	Greaves Cotton Ltd.	12,195	25,054
	Greenlam Industries Ltd.	4,322	19,475
	Greenpanel Industries Ltd.	7,179	40,132
	Greenply Industries Ltd.	9,817	22,749
	Grindwell Norton Ltd.	4,785	105,110
	Gujarat Alkalies & Chemicals Ltd.	2,615	24,905
	Gujarat Ambuja Exports Ltd.	18,801	72,153
	Gujarat Fluorochemicals Ltd.	1,553	65,737
	Gujarat Gas Ltd.	9,525	53,864
	Gujarat Mineral Development Corp. Ltd.	24,183	49,142
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	20,610	188,199
	Gujarat Pipavav Port Ltd.	44,590	43,839
	Gujarat State Fertilizers & Chemicals Ltd.	35,643	71,171
	Gujarat State Petronet Ltd.	54,556	159,941
	Gulf Oil Lubricants India Ltd.	1,823	9,673
*	Hathway Cable & Datacom Ltd.	80,086	17,106
	Hatsun Agro Product Ltd.	5,411	67,888
	Havells India Ltd.	8,744	138,298
	HBL Power Systems Ltd.	30,843	34,409
	HCL Technologies Ltd.	61,607	740,574
Ω	HDFC Asset Management Co. Ltd.	5,904	145,272
	HDFC Bank Ltd.	139,277	2,547,247
Ω	HDFC Life Insurance Co. Ltd.	11,271	79,079
*	HealthCare Global Enterprises Ltd.	3,224	11,021
	HEG Ltd.	1,773	26,526
	HeidelbergCement India Ltd.	11,517	26,762
	Heritage Foods Ltd.	3,266	11,596
	Hero MotoCorp Ltd.	14,813	526,803
	Hester Biosciences Ltd.	324	9,066
	HFCL Ltd.	142,452	119,942
	HG Infra Engineering Ltd.	3,594	27,030
	Hikal Ltd.	7,828	24,986
	HIL Ltd.	1,313	58,406
	Himadri Speciality Chemical Ltd.	58,278	60,034
	Himatsingka Seide Ltd.	4,440	6,537
	Hindalco Industries Ltd.	119,206	628,844
	Hinduja Global Solutions Ltd.	1,184	19,627
	Hindustan Aeronautics Ltd.	7,719	197,752

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Hindustan Construction Co. Ltd.	101,910	$17,190
	Hindustan Copper Ltd.	29,113	37,989
*	Hindustan Oil Exploration Co. Ltd.	8,756	19,334
	Hindustan Petroleum Corp. Ltd.	39,253	119,227
	Hindustan Unilever Ltd.	23,978	799,313
	Hindware Home Innovation Ltd.	4,115	17,962
	Hitachi Energy India Ltd.	940	38,429
	Hle Glascoat Ltd.	132	5,188
	Honda India Power Products Ltd.	637	12,507
	Honeywell Automation India Ltd.	159	80,590
	Housing Development Finance Corp. Ltd.	49,223	1,492,439
	Huhtamaki India Ltd.	3,847	9,458
	I G Petrochemicals Ltd.	3,275	26,059
	ICICI Bank Ltd., Sponsored ADR	81,455	1,692,635
Ω	ICICI Lombard General Insurance Co. Ltd.	12,757	197,598
Ω	ICICI Prudential Life Insurance Co. Ltd.	5,812	40,854
	ICRA Ltd.	71	3,497
*	IDFC First Bank Ltd.	435,640	206,528
	IDFC Ltd.	163,279	112,746
*	IFB Industries Ltd.	615	7,789
	Igarashi Motors India Ltd.	1,653	7,089
	IIFL Finance Ltd.	25,546	111,352
	IIFL Securities Ltd.	23,424	20,250
	IIFL Wealth Management Ltd.	5,395	115,187
	India Cements Ltd.	22,247	55,428
	India Glycols Ltd.	1,786	21,286
*	Indiabulls Housing Finance Ltd.	40,620	56,781
*	Indiabulls Real Estate Ltd.	29,046	26,710
	Indian Bank	49,384	110,417
Ω	Indian Energy Exchange Ltd.	49,917	101,057
	Indian Hotels Co. Ltd.	31,160	103,759
	Indian Oil Corp. Ltd.	119,775	110,018
*	Indian Overseas Bank	108,503	23,799
	Indian Railway Catering & Tourism Corp. Ltd.	3,856	31,247
Ω	Indian Railway Finance Corp. Ltd.	174,096	45,309
	Indo Count Industries Ltd.	7,389	12,930
	Indoco Remedies Ltd.	5,931	29,036
	Indraprastha Gas Ltd.	19,957	87,380
	Indus Towers Ltd.	82,199	231,502
	IndusInd Bank Ltd.	14,709	194,138
	INEOS Styrolution India Ltd.	1,313	14,084
	Infibeam Avenues Ltd.	138,102	25,655
	Info Edge India Ltd.	3,490	191,567
	Infosys Ltd., Sponsored ADR	74,212	1,446,392
	Infosys Ltd.	144,395	2,825,722
	Ingersoll Rand India Ltd.	738	15,396
*	Inox Leisure Ltd.	2,020	15,049
*	Inox Wind Ltd.	8,788	9,868
*	Insecticides India Ltd.	1,263	16,535
	Intellect Design Arena Ltd.	8,428	67,438
*Ω	InterGlobe Aviation Ltd.	5,527	130,991
	IOL Chemicals & Pharmaceuticals Ltd.	4,141	18,738
	Ipca Laboratories Ltd.	27,520	349,728
*	IRB Infrastructure Developers Ltd.	14,427	38,861
Ω	IRCON International Ltd.	40,912	19,421
	ITC Ltd.	151,364	582,095
*	ITI Ltd.	7,431	10,978
	J Kumar Infraprojects Ltd.	4,462	18,922
*	Jagran Prakashan Ltd.	13,332	9,297

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jai Corp. Ltd.	6,178	$9,461
*	Jaiprakash Associates Ltd.	321,767	30,190
*	Jaiprakash Power Ventures Ltd.	367,520	30,297
*	Jammu & Kashmir Bank Ltd.	23,731	8,712
	Jamna Auto Industries Ltd.	22,599	36,083
	JB Chemicals & Pharmaceuticals Ltd.	4,777	106,699
	JBM Auto Ltd.	1,808	9,907
	Jindal Poly Films Ltd.	3,950	52,843
	Jindal Saw Ltd.	39,507	42,798
*	Jindal Stainless Hisar Ltd.	18,876	56,897
*	Jindal Stainless Ltd.	33,450	50,318
	Jindal Steel & Power Ltd.	56,170	275,825
	JK Cement Ltd.	3,928	124,226
	JK Lakshmi Cement Ltd.	10,914	61,112
	JK Paper Ltd.	23,603	103,429
	JK Tyre & Industries Ltd.	19,034	28,497
	JM Financial Ltd.	64,487	52,031
	JMC Projects India Ltd.	9,092	9,478
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	701	13,860
	JSW Energy Ltd.	27,659	83,676
	JSW Steel Ltd.	77,844	621,425
	JTEKT India Ltd.	15,736	16,860
	Jubilant Foodworks Ltd.	28,950	202,614
	Jubilant Ingrevia Ltd.	7,581	50,877
	Jubilant Pharmova Ltd.	9,821	44,817
	Jyothy Labs Ltd.	24,458	52,994
	Kajaria Ceramics Ltd.	11,074	165,041
	Kalpataru Power Transmission Ltd.	14,062	65,936
	Kalyani Steels Ltd.	4,657	17,575
	Kansai Nerolac Paints Ltd.	13,830	70,119
	Karnataka Bank Ltd.	57,554	51,388
	Karur Vysya Bank Ltd.	53,700	39,979
	Kaveri Seed Co. Ltd.	5,031	30,862
	KCP Ltd.	12,957	18,016
	KEC International Ltd.	18,200	105,487
	KEI Industries Ltd.	8,253	129,093
	Kennametal India Ltd.	567	16,470
*	Kesoram Industries Ltd.	19,432	11,630
*	Kiri Industries Ltd.	6,995	42,189
	Kirloskar Brothers Ltd.	2,766	11,860
	Kirloskar Ferrous Industries Ltd.	9,364	23,708
	Kirloskar Oil Engines Ltd.	8,177	16,980
	KNR Constructions Ltd.	30,355	101,379
*	Kolte-Patil Developers Ltd.	5,002	16,848
	Kotak Mahindra Bank Ltd.	19,746	454,399
	Kovai Medical Center & Hospital	835	15,930
	KPIT Technologies Ltd.	15,094	104,930
	KPR Mill Ltd.	9,249	68,551
	KRBL Ltd.	12,321	38,120
	KSB Ltd.	1,929	35,794
	L&T Finance Holdings Ltd.	58,751	55,933
Ω	L&T Technology Services Ltd.	1,796	79,906
	LA Opala RG Ltd.	2,483	9,144
	Lakshmi Machine Works Ltd.	275	36,289
Ω	Larsen & Toubro Infotech Ltd.	3,192	191,240
	Larsen & Toubro Ltd.	21,988	502,823
Ω	Laurus Labs Ltd.	56,333	371,799
*Ω	Lemon Tree Hotels Ltd.	45,119	37,766
	LG Balakrishnan & Bros Ltd.	6,813	60,583

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	LIC Housing Finance Ltd.	42,876	$208,819
	Linde India Ltd.	1,434	66,253
	LT Foods Ltd.	41,631	47,880
	Lumax Auto Technologies Ltd.	4,605	15,111
	Lupin Ltd.	21,655	175,763
	LUX Industries Ltd.	747	17,543
	Mahanagar Gas Ltd.	4,198	40,011
	Maharashtra Seamless Ltd.	7,026	65,073
	Mahindra & Mahindra Financial Services Ltd.	113,271	268,318
	Mahindra & Mahindra Ltd.	58,692	864,662
	Mahindra CIE Automotive Ltd.	30,072	101,903
*	Mahindra Holidays & Resorts India Ltd.	6,324	18,836
	Mahindra Lifespace Developers Ltd.	6,568	33,138
Ω	Mahindra Logistics Ltd.	2,927	17,251
	Maithan Alloys Ltd.	1,893	22,636
	Man Infraconstruction Ltd.	18,171	19,637
	Manappuram Finance Ltd.	78,141	97,418
	Mangalam Cement Ltd.	2,014	7,693
*	Mangalore Refinery & Petrochemicals Ltd.	24,693	22,793
	Marico Ltd.	49,925	327,885
	Marksans Pharma Ltd.	31,882	19,690
	Maruti Suzuki India Ltd.	1,208	134,310
Ω	MAS Financial Services Ltd.	1,168	8,034
	Mastek Ltd.	1,470	39,175
*	Max Financial Services Ltd.	7,519	81,529
*	Max Healthcare Institute Ltd.	15,295	71,115
	Mayur Uniquoters Ltd.	2,691	14,030
	Mazagon Dock Shipbuilders Ltd.	2,942	10,343
*	Meghmani Finechem Ltd.	1,332	25,558
	Meghmani Organics Ltd.	23,249	37,755
Ω	Metropolis Healthcare Ltd.	2,564	51,649
	Minda Corp. Ltd.	10,081	28,435
	Minda Industries Ltd.	15,225	98,275
	Mindtree Ltd.	5,288	228,982
*	Mirza International Ltd.	8,586	27,045
Ω	Mishra Dhatu Nigam Ltd.	5,733	12,201
	MM Forgings Ltd.	999	12,259
	MOIL Ltd.	11,996	23,750
	Monte Carlo Fashions Ltd.	1,620	15,378
*	Morepen Laboratories Ltd.	45,569	20,872
	Motherson Sumi Systems Ltd.	76,599	123,925
*	Motherson Sumi Wiring India Ltd.	76,599	74,616
	Motilal Oswal Financial Services Ltd.	7,115	68,741
	Mphasis Ltd.	6,129	179,631
	MRF Ltd.	209	220,850
	Multi Commodity Exchange of India Ltd.	1,313	23,156
	Muthoot Finance Ltd.	13,087	177,356
	Nahar Spinning Mills Ltd.	1,706	7,099
*	Narayana Hrudayalaya Ltd.	10,110	83,646
	Natco Pharma Ltd.	10,316	89,000
	National Aluminium Co. Ltd.	160,467	158,515
	Nava Ltd.	26,158	66,487
	Navin Fluorine International Ltd.	2,497	138,595
	Navneet Education Ltd.	15,469	21,158
	NBCC India Ltd.	61,086	25,523
	NCC Ltd.	68,026	50,553
	NELCO Ltd.	960	7,828
	Neogen Chemicals Ltd.	1,232	21,298
	NESCO Ltd.	2,974	22,264

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Nestle India Ltd.	2,197	$537,783
*	Network18 Media & Investments Ltd.	19,110	15,710
	Neuland Laboratories Ltd.	2,015	33,064
	Newgen Software Technologies Ltd.	2,609	12,272
	NHPC Ltd.	162,655	70,470
	NIIT Ltd.	10,747	49,904
	Nilkamal Ltd.	1,114	27,942
Ω	Nippon Life India Asset Management Ltd.	7,404	26,148
	NLC India Ltd.	31,103	26,795
	NMDC Ltd.	42,663	58,203
	NOCIL Ltd.	23,605	82,320
	Novartis India Ltd.	1,627	14,885
	NRB Bearings Ltd.	5,558	9,659
	NTPC Ltd.	149,351	288,652
	Nucleus Software Exports Ltd.	2,604	13,637
	Oberoi Realty Ltd.	7,471	86,166
	Oil & Natural Gas Corp. Ltd.	98,274	166,891
	Oil India Ltd.	20,911	50,309
	OnMobile Global Ltd.	8,402	13,986
	Oracle Financial Services Software Ltd.	2,891	115,148
	Orient Cement Ltd.	21,735	31,974
	Orient Electric Ltd.	11,762	38,700
	Oriental Carbon & Chemicals Ltd.	869	9,785
	Page Industries Ltd.	560	347,435
	Paisalo Digital Ltd.	20,750	19,072
	Panama Petrochem Ltd.	3,528	12,509
Ω	Parag Milk Foods Ltd.	10,789	12,445
*	Patel Engineering Ltd.	31,340	9,214
	PCBL Ltd.	36,238	55,810
	Persistent Systems Ltd.	3,790	174,016
	Petronet LNG Ltd.	115,273	320,024
	Pfizer Ltd.	1,618	85,437
	Phoenix Mills Ltd.	5,714	89,775
	PI Industries Ltd.	4,348	169,704
	Pidilite Industries Ltd.	7,110	220,564
	Piramal Enterprises Ltd.	7,167	161,016
	PNC Infratech Ltd.	8,743	28,165
	Poly Medicure Ltd.	2,842	26,369
	Polycab India Ltd.	3,486	102,372
	Polyplex Corp. Ltd.	4,164	123,597
	Power Finance Corp. Ltd.	130,408	191,474
	Power Grid Corp. of India Ltd.	151,217	409,888
	Praj Industries Ltd.	16,560	83,103
*	Prakash Industries Ltd.	12,111	8,106
Ω	Prataap Snacks Ltd.	811	7,436
	Prestige Estates Projects Ltd.	21,873	114,337
*	Pricol Ltd.	18,906	36,023
	Prince Pipes & Fittings Ltd.	3,656	27,990
*	Prism Johnson Ltd.	31,937	49,066
	Privi Speciality Chemicals Ltd.	1,549	24,552
	Procter & Gamble Health Ltd.	921	51,459
	Procter & Gamble Hygiene & Health Care Ltd.	764	139,403
	PSP Projects Ltd.	1,572	12,290
*	PTC India Financial Services Ltd.	56,427	10,786
	PTC India Ltd.	44,892	47,156
	Punjab National Bank	111,178	44,200
*	Puravankara Ltd.	5,421	6,506
*	PVR Ltd.	2,250	61,289
Ω	Quess Corp. Ltd.	11,320	84,485

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Quick Heal Technologies Ltd.	3,746	$9,867
	Radico Khaitan Ltd.	11,033	131,455
	Rain Industries Ltd.	42,155	94,480
	Rajesh Exports Ltd.	9,039	67,856
	Rallis India Ltd.	16,386	43,921
*	Ramco Cements Ltd.	14,038	129,769
*	Ramco Industries Ltd.	2,424	5,903
*	Ramco Systems Ltd.	2,409	8,500
	Ramkrishna Forgings Ltd.	16,995	38,485
	Rane Holdings Ltd.	989	8,442
	Rashtriya Chemicals & Fertilizers Ltd.	22,530	24,987
	Ratnamani Metals & Tubes Ltd.	3,341	71,461
*	RattanIndia Power Ltd.	132,176	6,525
	Raymond Ltd.	6,376	77,329
*Ω	RBL Bank Ltd.	57,431	67,180
	REC Ltd.	197,328	327,156
	Redington India Ltd.	109,692	172,814
	Relaxo Footwears Ltd.	5,236	65,195
	Reliance Industrial Infrastructure Ltd.	723	8,980
	Reliance Industries Ltd.	47,725	1,516,500
Ω	Reliance Industries Ltd., GDR	19,851	1,252,598
*	Reliance Infrastructure Ltd.	29,300	43,691
*	Reliance Power Ltd.	361,230	58,475
	Repco Home Finance Ltd.	2,593	4,934
	Rhi Magnesita India Ltd.	3,103	20,346
	Rico Auto Industries Ltd.	17,077	9,979
	RITES Ltd.	10,591	35,257
	Route Mobile Ltd.	2,726	48,930
*	RPSG Ventures Ltd.	1,259	8,383
*	RSWM Ltd.	3,545	17,723
	Rupa & Co. Ltd.	6,647	31,474
	Sagar Cements Ltd.	6,033	13,543
	Sangam India Ltd.	2,891	9,736
	Sanofi India Ltd.	1,104	88,259
	Sarda Energy & Minerals Ltd.	2,373	28,559
	Saregama India Ltd.	8,109	42,966
	Sasken Technologies Ltd.	718	7,093
	Savita Oil Technologies Ltd.	1,122	17,228
	SBI Cards & Payment Services Ltd.	4,375	51,858
Ω	SBI Life Insurance Co. Ltd.	4,040	66,161
	Schaeffler India Ltd.	3,155	110,457
*	Schneider Electric Infrastructure Ltd.	14,360	20,076
*	SEAMEC Ltd.	517	5,571
	Sequent Scientific Ltd.	5,527	9,020
	Seshasayee Paper & Boards Ltd.	4,513	12,198
Ω	SH Kelkar & Co. Ltd.	9,642	16,970
	Shakti Pumps India Ltd.	1,211	7,248
	Sharda Cropchem Ltd.	3,916	25,737
	Sharda Motor Industries Ltd.	1,027	9,698
*	Sheela Foam Ltd.	1,392	49,526
	Shilpa Medicare Ltd.	1,637	8,526
	Shipping Corp. of India Ltd.	31,983	42,094
	Shree Cement Ltd.	816	211,041
*	Shree Renuka Sugars Ltd.	94,954	59,678
	Shriram City Union Finance Ltd.	1,696	41,511
	Shriram Transport Finance Co. Ltd.	15,630	274,036
	Siemens Ltd.	3,364	114,950
*	SIS Ltd.	6,837	38,671
	Siyaram Silk Mills Ltd.	2,073	13,935

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	SKF India Ltd.	2,834	$150,835
*	Snowman Logistics Ltd.	20,043	7,760
	Sobha Ltd.	5,099	45,180
	Solar Industries India Ltd.	3,191	110,934
	Solara Active Pharma Sciences Ltd.	1,423	6,920
*	Somany Ceramics Ltd.	1,639	13,047
	Sonata Software Ltd.	8,425	75,259
*	South Indian Bank Ltd.	519,218	51,857
*	Spandana Sphoorty Financial Ltd.	1,844	9,998
	SRF Ltd.	10,585	325,565
*	Star Cement Ltd.	18,024	19,826
	State Bank of India	1,931	12,923
	State Bank of India, GDR	9,790	652,014
	Steel Authority of India Ltd.	119,676	116,931
	Sterlite Technologies Ltd.	25,692	46,210
	Strides Pharma Science Ltd.	12,493	52,441
	Subex Ltd.	65,054	21,809
	Subros Ltd.	1,372	5,913
	Sudarshan Chemical Industries Ltd.	8,165	48,801
	Sun Pharmaceutical Industries Ltd.	43,882	522,412
	Sun TV Network Ltd.	17,637	105,430
	Sundaram Finance Ltd.	5,163	134,176
	Sundaram-Clayton Ltd.	665	39,200
	Sundram Fasteners Ltd.	13,229	139,206
	Sunteck Realty Ltd.	6,526	42,781
	Suprajit Engineering Ltd.	11,885	51,183
	Supreme Industries Ltd.	7,352	175,152
	Supreme Petrochem Ltd.	4,476	48,038
	Surya Roshni Ltd.	1,460	7,100
	Sutlej Textiles & Industries Ltd.	10,109	8,190
	Suven Pharmaceuticals Ltd.	13,052	80,115
*	Suzlon Energy Ltd.	356,324	30,205
	Swaraj Engines Ltd.	519	10,492
	Symphony Ltd.	1,712	20,366
Ω	Syngene International Ltd.	16,244	116,851
	Tamil Nadu Newsprint & Papers Ltd.	5,216	14,686
	Tamilnadu Petroproducts Ltd.	4,658	5,728
	Tanla Platforms Ltd.	6,839	60,142
	Tata Chemicals Ltd.	20,291	233,898
	Tata Coffee Ltd.	12,417	34,796
	Tata Communications Ltd.	9,382	124,140
	Tata Consultancy Services Ltd.	33,951	1,420,172
	Tata Consumer Products Ltd.	21,552	221,138
	Tata Elxsi Ltd.	3,397	374,453
#*	Tata Motors Ltd., Sponsored ADR	28,097	801,326
*	Tata Motors Ltd.	31,963	182,229
	Tata Power Co. Ltd.	57,439	161,810
	Tata Steel Ltd.	838,000	1,142,694
*	Tata Teleservices Maharashtra Ltd.	34,287	46,720
	TCI Express Ltd.	1,237	27,540
	TD Power Systems Ltd.	528	3,783
	Tech Mahindra Ltd.	37,072	493,596
	Techno Electric & Engineering Co. Ltd.	9,931	37,003
	Texmaco Rail & Engineering Ltd.	25,519	14,049
	Thermax Ltd.	3,212	83,498
	Thirumalai Chemicals Ltd.	13,559	38,875
*	Thomas Cook India Ltd.	12,071	10,254
	Time Technoplast Ltd.	38,252	51,937
	Timken India Ltd.	3,046	114,669

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tinplate Co. of India Ltd.	5,334	$19,859
*	Titagarh Wagons Ltd.	10,409	16,690
	Titan Co. Ltd.	19,550	582,962
	Torrent Pharmaceuticals Ltd.	12,388	238,738
	Torrent Power Ltd.	14,485	96,257
	Tourism Finance Corp. of India Ltd.	11,644	8,112
	Transport Corp. of India Ltd.	3,984	35,076
	Trent Ltd.	10,981	176,201
	Trident Ltd.	154,335	77,565
	Triveni Engineering & Industries Ltd.	8,251	26,519
	Triveni Turbine Ltd.	5,786	12,538
	TTK Prestige Ltd.	6,083	68,711
	Tube Investments of India Ltd.	9,390	247,132
	TV Today Network Ltd.	4,752	16,776
*	TV18 Broadcast Ltd.	76,723	36,073
	TVS Motor Co. Ltd.	8,073	92,438
	TVS Srichakra Ltd.	509	12,600
	Uflex Ltd.	9,118	71,496
*	Ugro Capital Ltd.	6,814	14,824
*	Ujjivan Financial Services Ltd.	12,078	26,427
*Ω	Ujjivan Small Finance Bank Ltd.	78,549	19,102
	UltraTech Cement Ltd.	8,499	702,874
	Unichem Laboratories Ltd.	3,650	13,681
	Union Bank of India Ltd.	145,115	70,386
	United Breweries Ltd.	3,239	66,655
*	United Spirits Ltd.	16,642	164,004
	UPL Ltd.	53,472	500,837
	Usha Martin Ltd.	31,694	58,219
	UTI Asset Management Co. Ltd.	1,406	12,324
*	VA Tech Wabag Ltd.	7,423	22,594
	Vaibhav Global Ltd.	4,389	16,616
	Vakrangee Ltd.	69,398	24,625
*Ω	Valiant Organics Ltd.	1,037	8,769
	Vardhman Textiles Ltd.	22,074	84,924
*Ω	Varroc Engineering Ltd.	6,440	28,633
	Varun Beverages Ltd.	23,211	258,936
	Vedanta Ltd.	80,439	259,082
	Venky's India Ltd.	884	22,597
	Vesuvius India Ltd.	800	11,680
	V-Guard Industries Ltd.	26,105	74,946
	Vimta Labs Ltd.	2,204	10,889
	Vinati Organics Ltd.	2,943	81,437
	Vindhya Telelinks Ltd.	763	10,339
	Visaka Industries Ltd.	855	5,483
*	Vodafone Idea Ltd.	629,517	69,463
	Voltamp Transformers Ltd.	932	41,201
	Voltas Ltd.	8,260	104,725
	VRL Logistics Ltd.	3,944	31,455
	VST Industries Ltd.	389	15,727
	VST Tillers Tractors Ltd.	333	11,137
	Welspun Corp. Ltd.	28,968	82,780
	Welspun Enterprises Ltd.	9,343	11,964
	Welspun India Ltd.	30,832	27,345
	West Coast Paper Mills Ltd.	10,891	58,462
*	Westlife Development Ltd.	8,021	59,823
	Wheels India Ltd.	870	7,955
	Whirlpool of India Ltd.	490	10,996
	Wipro Ltd.	81,953	437,544
*	Wockhardt Ltd.	6,539	18,309

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Zee Entertainment Enterprises Ltd.	144,028	$448,453
*	Zee Media Corp. Ltd.	96,108	18,582
	Zensar Technologies Ltd.	14,569	45,635
	Zydus Lifesciences Ltd.	26,779	117,396
	Zydus Wellness Ltd.	2,768	56,610
TOTAL INDIA			77,975,460
INDONESIA — (2.9%)
	ABM Investama Tbk PT	130,100	22,971
	Ace Hardware Indonesia Tbk PT	1,057,200	50,624
	Adaro Energy Tbk PT	1,442,700	316,785
*	Adhi Karya Persero Tbk PT	281,900	14,071
*	Adi Sarana Armada Tbk PT	161,800	18,248
	AKR Corporindo Tbk PT	836,100	70,594
*	Alam Sutera Realty Tbk PT	3,039,900	34,064
	Aneka Tambang Tbk	642,800	84,915
	Arwana Citramulia Tbk PT	333,200	22,562
	Ashmore Asset Management Indonesia Tbk PT	149,400	13,600
	Astra Agro Lestari Tbk PT	64,900	42,262
	Astra International Tbk PT	1,384,700	591,403
	Astra Otoparts Tbk PT	250,300	19,655
*	Bank Amar Indonesia Tbk PT	624,500	12,387
	Bank BTPN Syariah Tbk PT	363,500	68,969
*	Bank Bukopin Tbk PT	3,537,777	45,843
*	Bank Capital Indonesia Tbk PT	1,042,800	10,827
	Bank Central Asia Tbk PT	1,547,400	769,460
*	Bank Jago Tbk PT	65,400	46,735
	Bank Mandiri Persero Tbk PT	1,176,300	658,444
*	Bank Mayapada International Tbk PT	562,800	22,584
	Bank Maybank Indonesia Tbk PT	1,456,300	26,910
*	Bank MNC Internasional Tbk PT	1,230,300	11,209
	Bank Negara Indonesia Persero Tbk PT	325,000	172,483
	Bank OCBC Nisp Tbk PT	536,100	23,136
	Bank Pan Indonesia Tbk PT	234,400	28,299
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	431,390	38,989
	Bank Pembangunan Daerah Jawa Timur Tbk PT	809,600	38,764
	Bank Rakyat Indonesia Persero Tbk PT	1,481,500	437,328
	Bank Syariah Indonesia Tbk PT	1,366,500	150,824
	Bank Tabungan Negara Persero Tbk PT	638,100	63,359
	Barito Pacific Tbk PT	698,200	42,413
	BFI Finance Indonesia Tbk PT	1,413,400	112,759
	BISI International Tbk PT	429,800	46,098
	Blue Bird Tbk PT	206,500	23,882
*	Buana Lintas Lautan Tbk PT	2,303,800	22,683
	Bukit Asam Tbk PT	462,300	134,218
*	Bumi Resources Minerals Tbk PT	4,216,400	66,558
*	Bumi Serpong Damai Tbk PT	1,224,400	76,045
*	Capital Financial Indonesia Tbk PT	800,300	43,432
	Charoen Pokphand Indonesia Tbk PT	546,400	206,355
Ω	Cikarang Listrindo Tbk PT	286,600	13,143
	Ciputra Development Tbk PT	1,435,100	89,544
*	Delta Dunia Makmur Tbk PT	1,042,800	27,588
	Dharma Satya Nusantara Tbk PT	583,500	20,885
*	Elang Mahkota Teknologi Tbk PT	333,200	42,235
	Elnusa Tbk PT	655,800	13,366
	Erajaya Swasembada Tbk PT	1,802,900	60,648
*	FKS Food Sejahtera Tbk PT	1,075,200	10,284
	Garudafood Putra Putri Jaya Tbk PT	1,805,800	65,147
	Gudang Garam Tbk PT	35,400	66,470

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Harum Energy Tbk PT	216,500	$26,992
	Hexindo Adiperkasa Tbk PT	24,400	10,125
	Impack Pratama Industri Tbk PT	134,300	36,034
	Indah Kiat Pulp & Paper Tbk PT	277,100	142,097
*	Indika Energy Tbk PT	390,100	70,323
	Indo Tambangraya Megah Tbk PT	76,800	205,238
	Indocement Tunggal Prakarsa Tbk PT	145,800	91,552
	Indofood CBP Sukses Makmur Tbk PT	73,100	43,511
	Indofood Sukses Makmur Tbk PT	470,500	215,795
	Indomobil Sukses Internasional Tbk PT	208,900	11,414
	Indosat Tbk PT	99,800	44,972
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	794,800	48,505
	Integra Indocabinet Tbk PT	420,400	17,161
	Jaccs Mitra Pinasthika Mustika Tbk PT	391,100	25,962
	Japfa Comfeed Indonesia Tbk PT	915,900	89,312
*	Jasa Marga Persero Tbk PT	198,200	47,609
	Kalbe Farma Tbk PT	1,514,200	165,461
*	Kapuas Prima Coal Tbk PT	2,482,800	13,557
*	Krakatau Steel Persero Tbk PT	700,100	18,316
	Link Net Tbk PT	64,400	20,188
*	Lippo Karawaci Tbk PT	5,253,300	37,205
*	Map Aktif Adiperkasa PT	81,600	17,847
	Matahari Department Store Tbk PT	99,000	30,332
	Mayora Indah Tbk PT	247,600	29,386
*	Medco Energi Internasional Tbk PT	722,500	29,857
	Media Nusantara Citra Tbk PT	1,381,100	98,393
	Medikaloka Hermina Tbk PT	635,700	61,567
*	Merdeka Copper Gold Tbk PT	605,042	166,053
*	Metro Healthcare Indonesia Tbk PT	625,800	21,099
	Metrodata Electronics Tbk PT	674,500	27,066
*	Mitra Adiperkasa Tbk PT	1,106,300	66,450
	Mitra Keluarga Karyasehat Tbk PT	436,000	73,225
*	MNC Kapital Indonesia Tbk PT	3,051,200	26,178
*	MNC Land Tbk PT	7,912,200	49,629
	MNC Studios International Tbk PT	296,400	115,390
*	MNC Vision Networks Tbk PT	3,757,200	27,375
*	Mulia Industrindo Tbk PT	437,000	18,137
*	Multipolar Tbk PT	970,400	11,239
	Pabrik Kertas Tjiwi Kimia Tbk PT	216,100	93,034
*	Pacific Strategic Financial Tbk PT	512,800	37,166
	Pakuwon Jati Tbk PT	2,381,200	73,254
	Panin Financial Tbk PT	1,558,300	41,203
*	Paninvest Tbk PT	361,900	20,380
	Perusahaan Gas Negara Tbk PT	535,200	60,764
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	290,600	24,704
*	PP Persero Tbk PT	476,600	29,306
	Puradelta Lestari Tbk PT	1,689,800	18,571
	Ramayana Lestari Sentosa Tbk PT	393,000	15,380
	Resource Alam Indonesia Tbk PT	352,200	14,732
	Salim Ivomas Pratama Tbk PT	483,600	15,336
	Samudera Indonesia Tbk PT	198,500	34,588
*	Sarana Meditama Metropolitan Tbk PT	494,600	14,285
	Sarana Menara Nusantara Tbk PT	2,547,500	201,863
	Sariguna Primatirta Tbk PT	407,000	12,734
	Sawit Sumbermas Sarana Tbk PT	536,700	54,477
	Selamat Sempurna Tbk PT	416,800	36,564
*	Semen Baturaja Persero Tbk PT	422,800	13,635
	Semen Indonesia Persero Tbk PT	171,300	75,482
	Siloam International Hospitals Tbk PT	569,600	38,619

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Smartfren Telecom Tbk PT	9,546,300	$63,095
	Steel Pipe Industry of Indonesia PT	657,200	12,593
	Sumber Alfaria Trijaya Tbk PT	1,153,100	145,978
	Summarecon Agung Tbk PT	1,344,200	54,929
	Surya Citra Media Tbk PT	2,337,900	34,715
	Surya Esa Perkasa Tbk PT	953,800	66,582
*	Surya Semesta Internusa Tbk PT	525,500	13,333
	Telkom Indonesia Persero Tbk PT	1,275,600	364,337
	Temas Tbk PT	216,000	36,067
	Tempo Scan Pacific Tbk PT	134,700	12,532
	Timah Tbk PT	385,800	38,036
	Tower Bersama Infrastructure Tbk PT	658,900	136,606
*	Transcoal Pacific Tbk PT	62,300	44,313
	Triputra Agro Persada PT	512,900	24,720
	Tunas Baru Lampung Tbk PT	185,000	9,608
	Ultrajaya Milk Industry & Trading Co. Tbk PT	329,900	32,367
	Unilever Indonesia Tbk PT	410,500	124,997
	United Tractors Tbk PT	173,500	379,169
*	Vale Indonesia Tbk PT	185,300	76,488
*††	Waskita Beton Precast Tbk PT	1,218,000	5,851
*	Waskita Karya Persero Tbk PT	690,700	24,030
	Wijaya Karya Beton Tbk PT	618,300	8,509
*	Wijaya Karya Persero Tbk PT	472,100	29,812
	XL Axiata Tbk PT	312,800	50,070
TOTAL INDONESIA			10,077,423
MALAYSIA — (2.1%)
	Aeon Co. M Bhd	103,300	33,226
	AEON Credit Service M Bhd	11,600	37,457
	AFFIN Bank Bhd	54,779	26,254
	Alliance Bank Malaysia Bhd	125,000	97,830
	Allianz Malaysia Bhd	3,500	10,069
	AMMB Holdings Bhd	110,400	96,866
*	Ancom Nylex Bhd	98,400	21,922
	Astro Malaysia Holdings Bhd	86,200	17,345
	Axiata Group Bhd	110,100	71,001
	Batu Kawan Bhd	10,700	55,817
*	Berjaya Corp. Bhd	359,400	19,794
*	Bermaz Auto Bhd	106,100	42,229
	BIMB Holdings Bhd	77,000	46,567
*	Boustead Holdings Bhd	159,400	27,825
	Boustead Plantations Bhd	118,800	21,787
	British American Tobacco Malaysia Bhd	14,100	34,618
*	Bumi Armada Bhd	500,700	42,960
	Bursa Malaysia Bhd	74,500	109,341
	Cahya Mata Sarawak Bhd	96,900	20,392
	Carlsberg Brewery Malaysia Bhd, Class B	10,300	52,150
	CIMB Group Holdings Bhd	180,279	211,209
*	Coastal Contracts Bhd	48,000	18,382
	D&O Green Technologies Bhd	56,600	52,152
	Dayang Enterprise Holdings Bhd	49,100	11,022
	Dialog Group Bhd	111,700	55,533
	DiGi.Com Bhd	114,600	93,586
	DRB-Hicom Bhd	202,500	57,348
	Dufu Technology Corp. Bhd	61,800	43,337
	Duopharma Biotech Bhd	55,168	18,855
	Eco World Development Group Bhd	107,000	15,290
*	Ekovest BHD	224,500	19,709
	FGV Holdings Bhd	92,800	31,272

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Fraser & Neave Holdings Bhd	9,700	$47,327
	Frontken Corp. Bhd	99,700	65,069
	Gamuda Bhd	85,256	71,926
	Genting Bhd	73,500	78,239
	Genting Malaysia Bhd	90,400	59,435
	Genting Plantations Bhd	32,300	46,917
	Globetronics Technology Bhd	52,400	14,655
*	Greatech Technology Bhd	24,900	21,998
	Guan Chong Bhd	30,800	16,768
	HAP Seng Consolidated Bhd	29,600	50,280
	Hap Seng Plantations Holdings Bhd	32,800	17,331
	Hartalega Holdings Bhd	166,800	102,726
	Heineken Malaysia Bhd	11,100	56,665
*	Hengyuan Refining Co. Bhd	15,400	15,395
	Hiap Teck Venture Bhd	200,700	13,136
	Hibiscus Petroleum Bhd	303,000	61,442
	Hong Leong Bank Bhd	16,400	77,383
#	Hong Leong Capital Bhd	10,700	14,853
	Hong Leong Financial Group Bhd	11,200	49,079
	Hong Leong Industries Bhd	4,900	10,024
#*	Hong Seng Consolidated Bhd	289,400	39,767
	IHH Healthcare Bhd	62,500	89,867
	IJM Corp. Bhd	187,800	74,774
	Inari Amertron Bhd	126,300	81,604
	Insas Bhd	76,400	13,670
	IOI Corp. Bhd	140,400	127,147
	IOI Properties Group Bhd	223,300	49,953
*	JAKS Resources Bhd	248,000	15,638
*	Jaya Tiasa Holdings Bhd	80,700	11,988
	Kelington Group Bhd	54,300	15,099
	Kenanga Investment Bank Bhd	111,800	22,513
	Kim Loong Resources Bhd	27,400	10,287
#*	KNM Group Bhd	396,300	10,275
	Kobay Technology BHD	16,000	10,315
	Kossan Rubber Industries	251,600	70,702
	KPJ Healthcare Bhd	147,100	28,777
*	Kronologi Asia Bhd	145,500	16,564
	Kuala Lumpur Kepong Bhd	25,400	125,106
	LBS Bina Group Bhd	84,900	8,212
	Lingkaran Trans Kota Holdings Bhd	19,400	21,045
*	Lion Industries Corp. Bhd	130,000	11,416
Ω	Lotte Chemical Titan Holding Bhd	77,000	33,055
	LPI Capital Bhd	23,300	70,939
	Magnum Bhd	117,400	43,831
	Mah Sing Group Bhd	205,200	27,460
	Malakoff Corp. Bhd	110,000	16,450
	Malayan Banking Bhd	142,625	284,068
	Malayan Flour Mills Bhd	89,300	12,159
*	Malaysia Airports Holdings Bhd	24,600	34,561
	Malaysia Building Society Bhd	319,600	41,723
	Malaysia Smelting Corp. Bhd	31,800	15,608
	Malaysian Pacific Industries Bhd	4,100	29,956
	Malaysian Resources Corp. Bhd	268,600	20,861
	Matrix Concepts Holdings Bhd	73,800	37,666
	Maxis Bhd	67,300	55,549
	MBM Resources BHD	15,600	11,220
	Media Prima Bhd	69,600	7,045
	Mega First Corp. Bhd	77,500	60,120
	MISC Bhd	28,700	46,544

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	MKH Bhd	32,700	$9,119
Ω	MR DIY Group M Bhd	129,300	64,601
*	Muhibbah Engineering M Bhd	69,150	7,080
	My EG Services Bhd	195,000	34,038
	Nestle Malaysia Bhd	2,500	75,702
	Nylex Malaysia Bhd	1,640	92
	Oriental Holdings BHD	37,300	55,702
	OSK Holdings Bhd	140,700	28,623
#*	PA Resources Bhd	116,900	6,973
	Padini Holdings Bhd	47,200	34,396
	Perak Transit Bhd	128,600	24,441
	Petron Malaysia Refining & Marketing Bhd	9,400	10,900
	Petronas Chemicals Group Bhd	95,600	190,975
	Petronas Dagangan Bhd	9,400	47,352
	Petronas Gas Bhd	23,500	90,570
	PMB Technology Bhd	25,100	16,656
	PPB Group Bhd	23,000	84,152
	Press Metal Aluminium Holdings Bhd	118,900	130,121
	Public Bank Bhd	353,100	368,391
	QL Resources Bhd	52,000	61,912
*	Revenue Group Bhd	57,700	13,791
	RHB Bank Bhd	103,517	136,905
	Sam Engineering & Equipment M Bhd	16,000	13,728
	Sarawak Oil Palms Bhd	64,500	40,003
	SCGM Bhd	33,600	17,452
	Scientex Bhd	72,500	55,908
	Sime Darby Bhd	226,300	119,231
	Sime Darby Plantation Bhd	136,300	133,563
	Sime Darby Property Bhd	373,200	39,457
	SKP Resources Bhd	124,500	45,456
	SP Setia Bhd Group	177,100	30,088
	Sports Toto Bhd	48,300	20,194
*	Subur Tiasa Holdings Bhd	38,700	8,288
	Sunway Bhd	138,300	51,936
	Sunway Construction Group Bhd	48,800	16,587
	Supermax Corp. Bhd	210,200	38,519
	Syarikat Takaful Malaysia Keluarga Bhd	50,100	38,177
	Ta Ann Holdings Bhd	52,100	44,948
	TASCO Bhd	49,700	11,020
	Telekom Malaysia Bhd	47,200	60,326
	Tenaga Nasional Bhd	57,000	105,804
	Thong Guan Industries Bhd	32,000	17,563
	TIME dotCom Bhd	63,400	65,467
	Top Glove Corp. Bhd	531,700	115,407
*	Tropicana Corp. Bhd	60,000	13,081
	TSH Resources Bhd	179,000	42,273
	Uchi Technologies Bhd	31,800	21,743
*	UEM Sunrise Bhd	81,300	5,678
	UMW Holdings Bhd	58,000	37,984
	Unisem M Bhd	76,500	51,863
	United Plantations Bhd	11,900	38,258
	UOA Development Bhd	26,852	10,081
	UWC BHD	53,400	48,091
	ViTrox Corp. Bhd	22,500	38,994
	VS Industry Bhd	430,600	97,932
	WCT Holdings Bhd	117,700	11,530
	Westports Holdings Bhd	53,900	42,426
	Yinson Holdings Bhd	74,540	35,224
	YTL Corp. Bhd	432,300	55,424

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	YTL Power International Bhd	230,200	$37,804
TOTAL MALAYSIA			7,277,327
MEXICO — (2.6%)
	Alpek SAB de CV	53,203	70,492
*	Alsea SAB de CV	58,861	114,832
	America Movil SAB de CV, Sponsored ADR, Class L	84,553	1,600,588
	Arca Continental SAB de CV	22,120	152,921
*	Axtel SAB de CV	59,792	4,224
Ω	Banco del Bajio SA	133,966	314,321
	Becle SAB de CV	9,625	21,818
	Bolsa Mexicana de Valores SAB de CV	40,211	75,430
*	Cemex SAB de CV	50,100	20,128
*	Cemex SAB de CV, Sponsored ADR	77,530	310,895
	Coca-Cola Femsa SAB de CV	18,237	110,144
	Consorcio ARA SAB de CV	60,994	9,844
#	Corp. Inmobiliaria Vesta SAB de CV	71,088	139,278
	El Puerto de Liverpool SAB de CV, Class C1	12,958	58,206
	Fomento Economico Mexicano SAB de CV	21,019	130,452
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	858	53,179
	GCC SAB de CV	26,756	166,202
	Genomma Lab Internacional SAB de CV, Class B	103,432	96,554
	Gentera SAB de CV	173,127	139,789
#	Gruma SAB de CV, Class B	13,898	172,730
	Grupo Aeroportuario del Centro Norte SAB de CV	27,697	168,651
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,119	286,150
	Grupo Aeroportuario del Sureste SAB de CV, ADR	422	79,256
	Grupo Aeroportuario del Sureste SAB de CV, Class B	4,836	90,917
#	Grupo Bimbo SAB de CV, Class A	42,954	152,026
	Grupo Carso SAB de CV	19,434	75,789
	Grupo Comercial Chedraui SA de CV	34,178	103,848
	Grupo Elektra SAB de CV	1,295	76,038
	Grupo Financiero Banorte SAB de CV, Class O	112,022	638,430
*	Grupo Financiero Inbursa SAB de CV, Class O	97,009	179,261
	Grupo Herdez SAB de CV	15,959	23,752
	Grupo Industrial Saltillo SAB de CV	12,456	18,508
	Grupo Mexico SAB de CV, Class B	158,637	628,696
	Grupo Rotoplas SAB de CV	34,751	52,436
	Grupo Televisa SAB, Sponsored ADR	42,064	328,940
	Grupo Televisa SAB	126,063	197,763
*	Grupo Traxion SAB de CV	17,971	22,480
	Industrias Bachoco SAB de CV, Class B	17,031	64,020
	Industrias Penoles SAB de CV	19,734	199,252
	Kimberly-Clark de Mexico SAB de CV, Class A	99,511	146,932
	La Comer SAB de CV	83,038	147,457
	Megacable Holdings SAB de CV	125,123	288,601
*Ω	Nemak SAB de CV	245,259	61,960
	Operadora de Sites Mexicanos SA de CV, Class A	75,450	88,088
	Orbia Advance Corp. SAB de CV	107,630	238,327
	Promotora y Operadora de Infraestructura SAB de CV	32,560	235,589
	Qualitas Controladora SAB de CV	24,236	102,078
#*	Unifin Financiera SAB de CV	44,147	34,628
*	Vista Energy SAB de CV, ADR	12,243	107,494
	Wal-Mart de Mexico SAB de CV	97,631	354,930
TOTAL MEXICO			8,954,324
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	1,995	10,055

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
PERU — (Continued)
	Credicorp Ltd.	1,367	$176,890
	Intercorp Financial Services, Inc.	714	17,179
TOTAL PERU			204,124
PHILIPPINES — (1.0%)
	8990 Holdings, Inc.	186,300	31,432
	Aboitiz Equity Ventures, Inc.	57,290	59,285
	Aboitiz Power Corp.	67,400	39,946
	AC Energy Corp.	234,350	35,637
	AllHome Corp.	108,400	9,509
	Alliance Global Group, Inc.	458,900	82,376
*	Atlas Consolidated Mining & Development Corp.	193,200	15,924
	Ayala Corp.	4,860	54,735
	Ayala Land, Inc.	196,800	90,318
*	AyalaLand Logistics Holdings Corp.	199,500	11,237
	Bank of the Philippine Islands	90,160	152,181
	BDO Unibank, Inc.	98,630	214,096
*	Bloomberry Resorts Corp.	337,400	37,060
*	Cebu Air, Inc.	26,100	20,333
	Century Pacific Food, Inc.	138,500	59,031
*	Converge Information & Communications Technology Solutions, Inc.	103,800	35,863
	Cosco Capital, Inc.	304,100	23,717
	D&L Industries, Inc.	226,000	29,247
	DMCI Holdings, Inc.	320,000	55,184
	DoubleDragon Corp.	74,100	10,366
	Emperador, Inc.	75,000	25,679
	Filinvest Land, Inc.	820,000	13,095
	First Gen Corp.	64,400	20,135
	First Philippine Holdings Corp.	7,400	8,659
	Ginebra San Miguel, Inc.	4,700	8,274
	Global Ferronickel Holdings, Inc.	230,000	9,515
	Globe Telecom, Inc.	1,445	54,066
	GT Capital Holdings, Inc.	11,340	93,346
*	Integrated Micro-Electronics, Inc.	101,500	12,709
	International Container Terminal Services, Inc.	47,810	168,433
	JG Summit Holdings, Inc.	117,530	109,787
	Jollibee Foods Corp.	30,830	112,569
	LT Group, Inc.	252,500	40,335
*	MacroAsia Corp.	129,600	10,114
	Manila Electric Co.	6,880	42,465
	Megaworld Corp.	1,092,000	44,818
	Metro Pacific Investments Corp.	822,000	55,041
	Metropolitan Bank & Trust Co.	158,500	139,808
	Nickel Asia Corp.	555,000	55,155
*	Petron Corp.	604,000	31,449
	Philex Mining Corp.	244,200	14,410
*	Philippine National Bank	25,400	8,251
*	Pilipinas Shell Petroleum Corp.	73,700	23,830
	PLDT, Inc.	2,970	89,621
	Puregold Price Club, Inc.	198,100	108,554
	Robinsons Land Corp.	302,500	93,379
	Robinsons Retail Holdings, Inc.	59,340	59,692
	San Miguel Corp.	42,660	81,655
	San Miguel Food & Beverage, Inc.	34,580	27,581
	Security Bank Corp.	77,960	128,156
	Semirara Mining & Power Corp.	44,100	33,230
	SM Investments Corp.	5,760	81,108
	SM Prime Holdings, Inc.	194,600	129,326
	Union Bank of the Philippines	35,104	51,431

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Universal Robina Corp.	55,740	$112,249
	Vista Land & Lifescapes, Inc.	439,000	15,709
	Wilcon Depot, Inc.	124,600	62,548
TOTAL PHILIPPINES			3,243,659
POLAND — (0.9%)
*	11 bit studios SA	100	10,390
*	Alior Bank SA	15,973	86,484
*Ω	Allegro.eu SA	4,077	22,174
	Alumetal SA	777	11,566
	Amica SA	943	14,379
*	AmRest Holdings SE	7,758	31,364
	ASBISc Enterprises PLC	10,011	32,710
	Asseco Poland SA	3,645	56,796
	Asseco South Eastern Europe SA	1,022	9,586
	Auto Partner SA	9,577	25,120
	Bank Handlowy w Warszawie SA	2,012	25,541
*	Bank Millennium SA	38,995	31,147
*	Bank Ochrony Srodowiska SA	4,752	7,868
	Bank Polska Kasa Opieki SA	5,484	86,856
*	Benefit Systems SA	229	29,055
	Budimex SA	1,311	71,611
*	CCC SA	2,212	20,850
	CD Projekt SA	1,848	36,341
	Celon Pharma SA	1,503	5,659
*	CI Games SA	33,347	12,614
	Ciech SA	3,624	31,020
	Cognor Holding SA	36,728	34,024
	ComArch SA	203	7,936
	Cyfrowy Polsat SA	12,142	52,335
	Develia SA	32,954	17,164
*Ω	Dino Polska SA	2,059	160,993
	Dom Development SA	980	17,898
*	Enea SA	33,456	68,315
	Eurocash SA	10,227	25,316
*	Famur SA	38,633	26,612
*	Grupa Azoty SA	8,924	83,078
	Grupa Kety SA	1,044	124,035
	Grupa Lotos SA	10,266	179,746
	ING Bank Slaski SA	1,570	58,841
	Inter Cars SA	1,011	89,611
*	Jastrzebska Spolka Weglowa SA	7,481	81,545
	Kernel Holding SA	6,999	39,265
	KGHM Polska Miedz SA	8,473	212,399
	KRUK SA	1,649	94,431
	LiveChat Software SA	1,727	37,005
	LPP SA	40	85,698
	Lubelski Wegiel Bogdanka SA	1,809	21,087
*	mBank SA	589	28,175
	Mo-BRUK SA	316	18,946
	Neuca SA	214	35,576
	Orange Polska SA	28,398	36,851
*	PGE Polska Grupa Energetyczna SA	20,634	46,132
	PlayWay SA	109	7,391
*	Polimex-Mostostal SA	11,462	7,698
	Polski Koncern Naftowy Orlen SA	18,688	305,267
*	Polskie Gornictwo Naftowe i Gazownictwo SA	45,784	68,415
*	Powszechna Kasa Oszczednosci Bank Polski SA	19,162	108,447
	Powszechny Zaklad Ubezpieczen SA	10,635	69,668

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Santander Bank Polska SA	416	$21,124
	Stalexport Autostrady SA	14,168	8,696
*	Tauron Polska Energia SA	115,088	81,231
	Tim SA	1,511	8,561
	Warsaw Stock Exchange	2,361	18,008
	Wirtualna Polska Holding SA	1,043	22,252
Ω	X-Trade Brokers Dom Maklerski SA	3,037	13,998
*	Zespol Elektrowni Patnow Adamow Konin SA	2,547	15,500
TOTAL POLAND			3,098,401
QATAR — (1.8%)
	Aamal Co.	291,034	93,376
	Al Khaleej Takaful Group QSC	11,319	10,201
	Al Meera Consumer Goods Co. QSC	13,616	66,837
*	Alijarah Holding Co. QPSC	53,449	13,053
	Baladna	91,233	43,684
	Barwa Real Estate Co.	188,195	186,557
	Commercial Bank PSQC	123,422	248,665
	Doha Bank QPSC	233,795	161,044
	Doha Insurance Co. QSC	19,125	11,513
*	Gulf International Services QSC	185,674	102,193
	Gulf Warehousing Co.	68,711	82,824
	Industries Qatar QSC	71,894	338,492
*	Investment Holding Group	37,192	19,951
	Mannai Corp. QSC	47,560	127,454
	Masraf Al Rayan QSC	241,710	292,609
*	Mazaya Real Estate Development QPSC	75,971	17,488
	Medicare Group	27,565	52,061
	Mesaieed Petrochemical Holding Co.	129,867	97,651
	Ooredoo QPSC	99,404	255,005
	Qatar Aluminum Manufacturing Co.	494,346	232,882
	Qatar Electricity & Water Co. QSC	31,933	162,604
*	Qatar First Bank	73,292	23,378
	Qatar Fuel QSC	41,964	205,842
	Qatar Gas Transport Co. Ltd.	334,821	377,067
	Qatar Industrial Manufacturing Co. QSC	16,109	16,415
	Qatar Insurance Co. SAQ	191,030	123,529
	Qatar International Islamic Bank QSC	53,520	174,576
	Qatar Islamic Bank SAQ	44,338	313,674
	Qatar Islamic Insurance Group	6,853	15,809
	Qatar National Bank QPSC	276,815	1,533,263
	Qatar National Cement Co. QSC	60,008	80,372
	Qatar Navigation QSC	92,172	270,111
*	Salam International Investment Ltd. QSC	162,465	38,618
	United Development Co. QSC	319,919	133,801
	Vodafone Qatar QSC	376,169	172,635
*	Widam Food Co.	16,793	13,024
	Zad Holding Co.	2,910	14,503
TOTAL QATAR			6,122,761
RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	13,659	0
*††	Gazprom PJSC, Sponsored ADR	146,620	0
*††	Globaltrans Investment PLC, GDR	3,781	0
*††	Lukoil PJSC, Sponsored ADR	14,097	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,184	0
*††	MMC Norilsk Nickel PJSC, ADR	12,635	0
*††	Mobile TeleSystems PJSC, ADR	18,324	0

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
*††	Novatek PJSC, GDR	828	$0
*††	Novolipetsk Steel PJSC, GDR	4,909	0
*††	PhosAgro PJSC, GDR	4,572	0
*††	PhosAgro PJSC	29	0
*††	Polyus PJSC, GDR	1,516	0
*††	QIWI PLC, Sponsored ADR	2,202	0
*††	Ros Agro PLC, GDR	909	0
*††	Rosneft Oil Co. PJSC, GDR	21,620	0
*††	Rostelecom PJSC, Sponsored ADR	1,387	0
*††	RusHydro PJSC, ADR	12,112	0
*††	Sberbank of Russia PJSC, Sponsored ADR	96,975	0
*††	Severstal PAO, GDR	4,377	0
*††	Tatneft PJSC, Sponsored ADR	7,288	0
*††	VK Co. Ltd., GDR	4,108	0
*††	VTB Bank PJSC, GDR	49,902	0
*††	X5 Retail Group NV, GDR	3,692	0
SAUDI ARABIA — (5.9%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	6,388	18,110
	Abdullah Al Othaim Markets Co.	3,913	121,706
	Advanced Petrochemical Co.	17,464	229,029
*	Al Alamiya for Cooperative Insurance Co.	751	3,827
	Al Babtain Power & Telecommunication Co.	3,832	24,046
*	Al Etihad Cooperative Insurance Co.	2,553	9,552
	Al Hammadi Co. for Development & Investment	9,114	104,053
*	Al Hassan Ghazi Ibrahim Shaker Co.	3,496	17,135
*	Al Jouf Agricultural Development Co.	2,132	27,411
*	Al Jouf Cement Co.	13,216	36,916
*	Al Khaleej Training & Education Co.	7,024	29,145
	Al Moammar Information Systems Co.	2,081	51,877
	Al Rajhi Bank	54,344	1,309,425
*	Al Rajhi Co. for Co-operative Insurance	2,584	52,747
	Al Yamamah Steel Industries Co.	3,463	33,478
*	AlAbdullatif Industrial Investment Co.	6,507	33,589
	Alandalus Property Co.	4,628	20,075
	Alaseel Co.	3,390	31,947
	Aldrees Petroleum & Transport Services Co.	5,482	105,758
	Alinma Bank	54,047	551,402
*	AlJazira Takaful Ta'awuni Co.	3,722	16,060
*	Allianz Saudi Fransi Cooperative Insurance Co.	5,529	20,128
	Almarai Co. JSC	16,828	234,729
	Alujain Corp.	3,142	52,832
	Arab National Bank	36,840	304,685
	Arabian Cement Co.	7,316	74,639
	Arabian Centres Co. Ltd.	9,704	51,716
*	Arabian Shield Cooperative Insurance Co.	3,276	14,978
	Arriyadh Development Co.	10,584	65,185
	Astra Industrial Group	5,409	63,459
	Ataa Educational Co.	2,142	32,884
*	Bank AlBilad	33,691	446,226
	Bank Al-Jazira	28,412	200,192
	Banque Saudi Fransi	26,827	367,743
*	Basic Chemical Industries Ltd.	1,463	15,360
*	Batic Investments & Logistic Co.	3,334	24,154
	Bawan Co.	4,480	42,080
	Bupa Arabia for Cooperative Insurance Co.	3,344	143,596
*	Buruj Cooperative Insurance Co.	1,991	10,210
	City Cement Co.	12,990	80,156
*	Co. for Cooperative Insurance	10,429	174,867
	Dallah Healthcare Co.	4,740	156,006

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Dar Al Arkan Real Estate Development Co.	100,867	$340,668
	Dr Sulaiman Al Habib Medical Services Group Co.	5,000	274,336
*	Dur Hospitality Co.	7,847	49,178
	Eastern Province Cement Co.	6,583	77,066
	Electrical Industries Co.	4,012	26,362
*	Emaar Economic City	60,616	164,313
	Etihad Etisalat Co.	54,382	549,102
*	Fawaz Abdulaziz Al Hokair & Co.	4,066	19,676
	Fitaihi Holding Group	2,815	24,583
	Gulf Insurance Group	3,542	23,295
	Hail Cement Co.	6,302	22,531
	Halwani Brothers Co.	1,532	28,377
*	Herfy Food Services Co.	4,301	51,206
	Jarir Marketing Co.	5,852	254,982
*	Jazan Energy & Development Co.	4,153	17,924
	L'Azurde Co. for Jewelry	3,842	15,475
	Leejam Sports Co. JSC	2,790	83,849
	Maharah Human Resources Co.	2,468	42,526
*	Mediterranean & Gulf Insurance & Reinsurance Co.	6,540	19,813
*	Methanol Chemicals Co.	5,928	58,869
*	Middle East Healthcare Co.	7,352	68,532
	Middle East Paper Co.	3,396	57,177
*	Mobile Telecommunications Co. Saudi Arabia	85,603	269,047
	Mouwasat Medical Services Co.	2,790	183,705
	Najran Cement Co.	15,553	62,596
*	Nama Chemicals Co.	1,982	22,746
*	National Agriculture Development Co.	5,149	41,714
	National Co. for Glass Industries	4,624	44,380
	National Co. for Learning & Education	373	5,748
	National Gas & Industrialization Co.	4,834	56,413
	National Gypsum	2,758	19,665
*	National Industrialization Co.	56,379	250,107
	National Medical Care Co.	2,908	45,527
*	National Metal Manufacturing & Casting Co.	2,983	15,900
	Northern Region Cement Co.	13,960	43,833
	Qassim Cement Co.	4,595	96,284
*	Rabigh Refining & Petrochemical Co.	42,120	209,247
	Riyad Bank	74,363	724,106
	SABIC Agri-Nutrients Co.	21,033	750,581
	Sahara International Petrochemical Co.	51,957	663,127
*	Saudi Airlines Catering Co.	2,247	47,784
*	Saudi Arabian Mining Co.	38,562	586,371
Ω	Saudi Arabian Oil Co.	106,652	1,139,834
	Saudi Automotive Services Co.	6,452	61,278
	Saudi Basic Industries Corp.	61,476	1,637,926
	Saudi British Bank	42,236	475,481
	Saudi Cement Co.	8,282	118,640
	Saudi Ceramic Co.	6,204	60,297
	Saudi Chemical Co. Holding	6,584	52,142
*	Saudi Co. For Hardware CJSC	3,117	29,326
	Saudi Electricity Co.	41,488	274,561
*	Saudi Ground Services Co.	8,736	65,522
	Saudi Industrial Investment Group	21,476	160,326
	Saudi Industrial Services Co.	9,446	51,671
	Saudi Investment Bank	40,206	225,376
*	Saudi Kayan Petrochemical Co.	112,245	456,237
*	Saudi Marketing Co.	4,184	23,794
	Saudi National Bank	32,936	618,266
*	Saudi Paper Manufacturing Co.	1,557	18,942

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	5,385	$40,186
*	Saudi Printing & Packaging Co.	3,811	16,553
*	Saudi Public Transport Co.	6,653	29,168
*	Saudi Real Estate Co.	15,423	55,983
*	Saudi Reinsurance Co.	5,103	22,182
*	Saudi Research & Media Group	3,148	162,824
	Saudi Telecom Co.	47,862	1,286,942
	Saudia Dairy & Foodstuff Co.	2,020	84,010
	Savola Group	22,696	201,895
*	Seera Group Holding	28,177	124,602
*	Sinad Holding Co.	9,500	38,075
	Southern Province Cement Co.	8,581	134,162
	Tabuk Cement Co.	9,287	38,218
*	Takween Advanced Industries Co.	3,232	10,336
	Umm Al-Qura Cement Co.	3,449	20,933
	United Electronics Co.	3,781	119,927
	United International Transportation Co.	5,728	73,770
	United Wire Factories Co.	1,400	11,320
*	Walaa Cooperative Insurance Co.	3,385	12,512
*	Yamama Cement Co.	15,642	122,847
	Yanbu Cement Co.	8,982	88,697
	Yanbu National Petrochemical Co.	20,514	272,759
	Zahrat Al Waha For Trading Co.	678	7,024
*	Zamil Industrial Investment Co.	5,317	27,313
TOTAL SAUDI ARABIA			20,283,691
SOUTH AFRICA — (4.7%)
	Absa Group Ltd.	43,501	445,776
	Adcock Ingram Holdings Ltd.	13,080	40,263
	Advtech Ltd.	102,264	101,382
	AECI Ltd.	18,316	100,342
	African Rainbow Minerals Ltd.	11,893	167,627
	Afrimat Ltd.	6,549	20,319
	Alexander Forbes Group Holdings Ltd.	83,156	24,240
	Altron Ltd., Class A	16,149	7,989
	Alviva Holdings Ltd.	8,148	11,220
	Anglo American Platinum Ltd.	2,885	221,310
	AngloGold Ashanti Ltd., Sponsored ADR	20,917	307,689
*	ArcelorMittal South Africa Ltd.	34,675	13,651
	Aspen Pharmacare Holdings Ltd.	19,844	173,917
	Astral Foods Ltd.	7,848	94,543
	AVI Ltd.	39,127	163,252
	Barloworld Ltd.	27,655	152,600
	Bid Corp. Ltd.	11,580	213,615
	Bidvest Group Ltd.	27,184	350,006
*	Blue Label Telecoms Ltd.	79,460	33,921
	Capitec Bank Holdings Ltd.	1,759	211,389
	Cashbuild Ltd.	2,326	35,310
*	City Lodge Hotels Ltd.	47,035	11,688
	Clicks Group Ltd.	16,774	283,264
	Coronation Fund Managers Ltd.	23,717	48,542
	DataTec Ltd.	44,656	118,138
Ω	Dis-Chem Pharmacies Ltd.	50,623	100,779
*	Discovery Ltd.	22,953	177,370
*	Distell Group Holdings Ltd.	5,169	52,896
	DRDGOLD Ltd.	54,676	33,976
	Exxaro Resources Ltd.	20,640	250,884
	Famous Brands Ltd.	9,346	35,774
	FirstRand Ltd.	238,790	944,599

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Foschini Group Ltd.	37,106	$271,807
	Gold Fields Ltd., Sponsored ADR	77,477	712,788
	Grindrod Ltd.	66,994	35,654
	Grindrod Shipping Holdings Ltd.	1,054	18,942
	Harmony Gold Mining Co. Ltd., Sponsored ADR	89,680	293,254
	Hudaco Industries Ltd.	4,480	40,294
	Impala Platinum Holdings Ltd.	68,396	758,342
	Investec Ltd.	21,207	113,311
	Invicta Holdings Ltd.	5,930	9,732
	Italtile Ltd.	40,171	33,948
	JSE Ltd.	10,091	66,392
	KAP Industrial Holdings Ltd.	523,478	136,209
	Kumba Iron Ore Ltd.	4,251	126,683
	Lewis Group Ltd.	6,515	20,307
	Life Healthcare Group Holdings Ltd.	187,420	222,050
*	Massmart Holdings Ltd.	11,543	25,813
	Merafe Resources Ltd.	142,016	12,237
	Metair Investments Ltd.	27,714	45,066
	Momentum Metropolitan Holdings	177,844	157,054
	Motus Holdings Ltd.	29,248	197,455
	Mpact Ltd.	18,342	34,109
	Mr Price Group Ltd.	21,882	238,252
	MTN Group Ltd.	104,083	873,546
	MultiChoice Group	25,481	182,617
*	Murray & Roberts Holdings Ltd.	41,818	26,538
*	Nampak Ltd.	78,393	11,624
	Naspers Ltd., Class N	1,260	178,021
	Nedbank Group Ltd.	25,899	338,545
	NEPI Rockcastle PLC	26,759	147,609
	Netcare Ltd.	153,206	140,421
	Ninety One Ltd.	22,427	54,767
	Oceana Group Ltd.	14,467	42,584
	Old Mutual Ltd.	511,630	348,976
	Omnia Holdings Ltd.	39,214	150,715
Ω	Pepkor Holdings Ltd.	186,325	226,685
	Pick n Pay Stores Ltd.	55,758	185,070
*	PPC Ltd.	164,292	28,232
	PSG Konsult Ltd.	49,128	35,147
	Raubex Group Ltd.	37,096	82,230
	Reunert Ltd.	30,892	76,270
	Royal Bafokeng Platinum Ltd.	26,544	238,637
	Sanlam Ltd.	81,622	268,060
	Santam Ltd.	6,357	93,600
*	Sappi Ltd.	147,145	487,287
*	Sasol Ltd.	16,439	345,330
	Shoprite Holdings Ltd.	20,520	277,636
	Sibanye Stillwater Ltd.	15,558	38,219
	Sibanye Stillwater Ltd., ADR	49,920	496,205
	SPAR Group Ltd.	24,345	197,213
	Standard Bank Group Ltd.	73,297	706,154
*	Steinhoff International Holdings NV	61,315	9,497
*	Sun International Ltd.	28,920	48,389
	Super Group Ltd.	50,842	85,832
*	Telkom SA SOC Ltd.	54,246	142,127
	Tiger Brands Ltd.	17,880	177,079
	Transaction Capital Ltd.	31,510	72,305
	Truworths International Ltd.	42,877	132,344
*	Tsogo Sun Gaming Ltd.	62,266	40,572
*	Tsogo Sun Hotels Ltd.	115,331	25,331

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Vodacom Group Ltd.	28,344	$235,499
	Wilson Bayly Holmes-Ovcon Ltd.	5,034	27,372
	Woolworths Holdings Ltd.	67,576	215,532
TOTAL SOUTH AFRICA			16,007,787
SOUTH KOREA — (16.9%)
	ABOV Semiconductor Co. Ltd.	2,046	16,561
*	Actoz Soft Co. Ltd.	1,796	13,062
	ADTechnology Co. Ltd.	798	8,981
	Advanced Nano Products Co. Ltd.	515	33,171
	Advanced Process Systems Corp.	1,233	17,250
	Aekyung Chemical Co. Ltd.	2,611	16,852
	Aekyung Industrial Co. Ltd.	582	6,679
*	AeroSpace Technology of Korea, Inc.	1,767	7,691
	AfreecaTV Co. Ltd.	1,070	72,048
*	Agabang&Company	2,509	6,008
	Ahnlab, Inc.	490	33,600
	AJ Networks Co. Ltd.	4,633	28,655
*	Ajin Industrial Co. Ltd.	6,722	15,260
	AK Holdings, Inc.	670	8,450
*	Alteogen, Inc.	515	25,969
*	ALUKO Co. Ltd.	6,645	16,019
*	Amicogen, Inc.	830	15,394
*	Aminologics Co. Ltd.	6,820	13,060
	Amorepacific Corp.	521	51,850
	Amorepacific Group	1,571	44,705
*	Amotech Co. Ltd.	319	6,607
*	Anam Electronics Co. Ltd.	6,817	13,801
*	Ananti, Inc.	6,785	37,064
*	Anapass, Inc.	872	15,916
*	Anterogen Co. Ltd.	349	5,691
*	Aprogen Medicines, Inc.	24,161	28,394
*	Aprogen pharmaceuticals, Inc.	30,800	15,966
	APS Holdings Corp.	1,545	11,553
	APTC Co. Ltd.	2,186	27,997
*	Asia Business Daily Co. Ltd.	5,904	9,957
	Asia Cement Co. Ltd.	1,360	12,296
	ASIA Holdings Co. Ltd.	108	10,339
	Asia Pacific Satellite, Inc.	1,665	16,239
	Asia Paper Manufacturing Co. Ltd.	937	26,222
	Atec Co. Ltd.	860	8,244
	Atinum Investment Co. Ltd.	5,024	13,381
	AUK Corp.	4,205	7,861
	Autech Corp.	1,316	8,005
	Avaco Co. Ltd.	1,340	11,336
	Bcworld Pharm Co. Ltd.	1,067	8,972
	BGF Co. Ltd.	3,357	10,910
	BGF retail Co. Ltd.	508	70,771
	BH Co. Ltd.	2,422	55,248
*	Binex Co. Ltd.	1,858	20,598
	Binggrae Co. Ltd.	1,197	44,158
*	Bioneer Corp.	2,126	52,952
*	BL Pharmtech Corp.	10,306	7,457
	Bluecom Co. Ltd.	1,569	11,890
	BNK Financial Group, Inc.	19,162	100,266
	Boditech Med, Inc.	2,266	22,202
*	Bohae Brewery Co. Ltd.	13,362	7,880
	BoKwang Industry Co. Ltd.	3,237	16,128
	Boryung	4,979	43,053

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Bukwang Pharmaceutical Co. Ltd.	2,964	$21,471
	BYC Co. Ltd.	29	9,488
	Byucksan Corp.	7,190	15,308
*	Cafe24 Corp.	703	7,061
	Cell Biotech Co. Ltd.	725	7,721
	Celltrion Healthcare Co. Ltd.	616	34,399
*	Celltrion Pharm, Inc.	447	29,190
	Celltrion, Inc.	2,184	319,749
*	Cellumed Co. Ltd.	2,172	9,210
*	Central Motek Co. Ltd.	965	15,245
*	Chabiotech Co. Ltd.	2,048	25,773
	Cheil Worldwide, Inc.	4,939	86,728
	Chemtronics Co. Ltd.	2,042	33,948
*	ChinHung International, Inc.	10,352	13,807
	Chinyang Holdings Corp.	6,415	17,744
	Chips&Media, Inc.	1,531	21,029
*	Choa Pharmaceutical Co.	4,806	11,179
*	Choil Aluminum Co. Ltd.	12,480	21,073
	Chong Kun Dang Pharmaceutical Corp.	409	28,387
	Chongkundang Holdings Corp.	376	17,326
*	Chorokbaem Media Co. Ltd.	2,893	36,321
	Chunbo Co. Ltd.	228	41,603
	CJ CheilJedang Corp.	651	196,221
	CJ Corp.	1,754	107,781
	CJ ENM Co. Ltd.	1,244	97,579
	CJ Freshway Corp.	770	21,920
*	CJ Logistics Corp.	966	86,696
*	CJ Seafood Corp.	3,549	9,017
*	Cloud Air Co. Ltd.	15,399	13,623
*	CMG Pharmaceutical Co. Ltd.	3,550	7,472
*	CoAsia Corp.	1,334	7,243
*	Com2uS Holdings Corp.	603	25,326
	Com2uSCorp	1,170	69,466
*	ContentreeJoongAng Corp.	386	10,497
*	Coreana Cosmetics Co. Ltd.	3,128	7,278
*	Corentec Co. Ltd.	1,315	10,406
*	COSMAX NBT, Inc.	2,200	8,544
	Cosmax, Inc.	1,105	58,946
*	Cosmecca Korea Co. Ltd.	1,084	8,247
*	CosmoAM&T Co. Ltd.	572	23,704
*	Cosmochemical Co. Ltd.	2,247	29,363
	Coway Co. Ltd.	4,345	214,345
	Cowintech Co. Ltd.	825	16,766
	Creas F&C Co. Ltd.	302	8,286
	Creverse, Inc.	731	13,847
*	CrystalGenomics, Inc.	3,679	11,905
	CS Wind Corp.	889	38,167
	Cuckoo Holdings Co. Ltd.	1,504	20,011
	Cuckoo Homesys Co. Ltd.	1,762	42,801
*	Curexo, Inc.	1,919	12,045
	Cymechs, Inc.	857	9,777
	D.I Corp.	1,543	7,724
*	DA Technology Co. Ltd.	3,348	10,367
	Dae Han Flour Mills Co. Ltd.	235	25,833
	Dae Won Kang Up Co. Ltd.	3,957	9,659
*	Dae Young Packaging Co. Ltd.	6,035	8,152
*	Daea TI Co. Ltd.	4,923	13,738
*	Daebo Magnetic Co. Ltd.	401	14,260
	Daechang Co. Ltd.	11,506	13,318

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daedong Corp.	2,724	$27,136
	Daeduck Co. Ltd.	4,701	24,221
	Daeduck Electronics Co. Ltd.	3,580	78,794
	Daehan Steel Co. Ltd.	2,447	29,756
*	DAEHO AL Co. Ltd.	3,364	5,973
*	Dae-Il Corp.	2,682	9,446
	Daejoo Electronic Materials Co. Ltd.	580	33,500
	Daejung Chemicals & Metals Co. Ltd.	664	9,420
	Daelim B&Co Co. Ltd.	1,578	6,222
*	Daemyung Sonoseason Co. Ltd.	12,188	8,455
	Daesang Corp.	2,952	49,582
	Daesang Holdings Co. Ltd.	1,402	8,947
	Daesung Energy Co. Ltd.	2,796	24,467
	Daesung Holdings Co. Ltd.	582	36,741
*	Daesung Industrial Co. Ltd.	3,351	13,366
*	Daewon Cable Co. Ltd.	8,237	9,813
	Daewon Pharmaceutical Co. Ltd.	2,308	31,604
*	Daewoo Engineering & Construction Co. Ltd.	23,106	93,607
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,632	40,400
	Daewoong Co. Ltd.	1,345	29,275
	Daewoong Pharmaceutical Co. Ltd.	213	30,140
	Daihan Pharmaceutical Co. Ltd.	409	8,638
	Daishin Securities Co. Ltd.	5,900	70,342
*	Daiyang Metal Co. Ltd.	3,432	9,749
*	Danal Co. Ltd.	4,742	27,318
*	Danawa Co. Ltd.	430	6,105
	Daou Data Corp.	3,668	32,577
	Daou Technology, Inc.	4,340	62,979
*	Dasan Networks, Inc.	6,308	28,227
	Dawonsys Co. Ltd.	1,918	34,792
	DB Financial Investment Co. Ltd.	5,036	20,122
	DB HiTek Co. Ltd.	4,192	145,948
	DB Insurance Co. Ltd.	6,154	286,408
*	DB, Inc.	20,648	13,217
	DCM Corp.	1,038	16,297
	Dentium Co. Ltd.	833	54,970
	Deutsch Motors, Inc.	5,727	38,621
*	Development Advance Solution Co. Ltd.	3,212	13,357
	Device ENG Co. Ltd.	430	6,235
	Devsisters Co. Ltd.	803	30,509
	DGB Financial Group, Inc.	26,298	156,601
	DI Dong Il Corp.	1,931	27,184
	Digital Daesung Co. Ltd.	1,448	7,972
*	DIO Corp.	1,064	22,456
	Display Tech Co. Ltd.	1,563	7,522
	DL Construction Co. Ltd.	2,405	39,342
	DL Holdings Co. Ltd.	986	49,412
	DMS Co. Ltd.	3,218	13,321
	DN Automotive Corp.	216	9,544
	DNF Co. Ltd.	899	10,809
	Dong A Eltek Co. Ltd.	1,462	8,223
	Dong-A Socio Holdings Co. Ltd.	351	27,026
	Dong-A ST Co. Ltd.	835	39,648
	Dong-Ah Geological Engineering Co. Ltd.	1,286	16,940
*	Dongbang Transport Logistics Co. Ltd.	6,156	13,661
	Dongbu Corp.	1,817	15,137
	Dongil Industries Co. Ltd.	122	16,920
	Dongjin Semichem Co. Ltd.	2,351	64,598
	DongKook Pharmaceutical Co. Ltd.	1,967	29,186

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongkuk Industries Co. Ltd.	3,322	$7,686
	Dongkuk Steel Mill Co. Ltd.	11,441	117,340
	Dongkuk Structures & Construction Co. Ltd.	2,952	15,863
	Dongsuh Cos., Inc.	2,254	43,953
	Dongsung Chemical Co. Ltd.	5,035	17,035
	Dongsung Finetec Co. Ltd.	3,745	33,275
*	Dongsung Pharmaceutical Co. Ltd.	2,125	12,807
*	Dongwha Enterprise Co. Ltd.	539	27,456
	Dongwha Pharm Co. Ltd.	3,828	31,176
	Dongwon Development Co. Ltd.	5,702	18,207
	Dongwon F&B Co. Ltd.	296	34,671
	Dongwon Industries Co. Ltd.	221	38,209
	Dongwon Systems Corp.	444	18,634
	Dongyang E&P, Inc.	917	10,377
*	Dongyang Steel Pipe Co. Ltd.	12,368	10,308
	Doosan Bobcat, Inc.	5,990	143,878
	Doosan Co. Ltd.	439	23,727
*	Doosan Enerbility	6,463	93,765
*	Doosan Fuel Cell Co. Ltd.	716	18,232
	Doosan Tesna, Inc.	909	21,749
	DoubleUGames Co. Ltd.	1,542	50,306
	Douzone Bizon Co. Ltd.	1,483	36,818
*	Dream Security Co. Ltd.	3,419	8,719
	Dreamtech Co. Ltd.	4,035	29,024
*	DSK Co. Ltd.	1,675	7,270
*	Duck Yang Industry Co. Ltd.	3,747	7,817
*	Duk San Neolux Co. Ltd.	1,056	26,236
*	Duksan Hi-Metal Co. Ltd.	4,008	24,520
	Duksung Co. Ltd.	1,454	7,192
	DY Corp.	2,172	12,198
	DY POWER Corp.	1,713	16,167
*	E Investment&Development Co. Ltd.	12,639	13,800
*	E& Corp. Co. Ltd.	3,431	8,970
*	E&M Co. Ltd.	20,530	8,477
	E1 Corp.	269	9,263
	Eagle Veterinary Technology Co. Ltd.	1,954	9,646
	Eagon Industrial Ltd.	1,228	8,573
	Easy Holdings Co. Ltd.	8,326	23,371
	eBEST Investment & Securities Co. Ltd.	4,090	21,098
	Echo Marketing, Inc.	2,360	33,202
	Ecoplastic Corp.	7,448	17,699
#	Ecopro BM Co. Ltd.	1,760	162,752
	Ecopro Co. Ltd.	382	26,389
	Ecopro HN Co. Ltd.	472	16,466
	Elentec Co. Ltd.	2,317	38,413
	E-MART, Inc.	1,466	127,762
	EM-Tech Co. Ltd.	1,557	34,694
	ENF Technology Co. Ltd.	1,800	42,506
*	Enzychem Lifesciences Corp.	1,893	32,340
	Eo Technics Co. Ltd.	422	26,245
	Estechpharma Co. Ltd.	1,259	8,157
*	ESTsoft Corp.	1,446	11,132
*	Eubiologics Co. Ltd.	1,567	19,024
	Eugene Corp.	11,560	35,663
	Eugene Investment & Securities Co. Ltd.	11,264	25,220
	Eugene Technology Co. Ltd.	1,424	34,126
*	E-World	6,540	10,221
	Exicon Co. Ltd.	875	6,887
	Farmsco	2,083	8,308

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	FarmStory Co. Ltd.	9,682	$18,878
	Fila Holdings Corp.	5,857	137,350
	Fine Semitech Corp.	1,154	13,927
*	Flask Co. Ltd.	16,391	23,020
	Foosung Co. Ltd.	3,891	55,683
	Gabia, Inc.	1,031	9,382
*	GemVax & Kael Co. Ltd.	1,307	13,930
	Gemvaxlink Co. Ltd.	9,824	9,904
*	Genexine, Inc.	1,334	33,028
*	Genie Music Corp.	4,275	14,908
	Genoray Co. Ltd.	1,796	12,370
	Geumhwa PSC Co. Ltd.	482	10,999
	Global Standard Technology Co. Ltd.	850	15,000
	Golfzon Co. Ltd.	486	55,169
	Golfzon Newdin Holdings Co. Ltd.	3,368	18,172
	Gradiant Corp.	2,575	37,289
*	Grand Korea Leisure Co. Ltd.	2,763	30,621
	Green Chemical Co. Ltd.	1,569	10,375
	Green Cross Corp.	198	26,400
	Green Cross Holdings Corp.	2,725	43,297
	GS Engineering & Construction Corp.	4,940	113,567
*	GS Global Corp.	13,382	36,992
	GS Holdings Corp.	5,467	175,242
	GS Retail Co. Ltd.	4,280	81,032
	Gwangju Shinsegae Co. Ltd.	360	9,110
	Haatz, Inc.	1,474	7,580
	HAESUNG DS Co. Ltd.	1,097	48,831
	Haesung Industrial Co. Ltd.	1,991	17,587
	Halla Corp.	2,158	6,900
	Halla Holdings Corp.	1,423	42,626
	Han Kuk Carbon Co. Ltd.	3,712	39,968
	Hana Financial Group, Inc.	21,203	607,603
	Hana Materials, Inc.	1,268	39,714
*	Hana Micron, Inc.	4,597	48,219
	Hana Pharm Co. Ltd.	1,119	15,658
*	Hanall Biopharma Co. Ltd.	2,206	27,858
	HanChang Paper Co. Ltd.	6,977	9,324
*	Hancom, Inc.	1,415	18,912
	Handok, Inc.	1,224	17,138
	Handsome Co. Ltd.	1,943	46,586
	Hanil Cement Co. Ltd.	3,802	41,832
	Hanil Holdings Co. Ltd.	2,139	17,898
	Hanil Hyundai Cement Co. Ltd.	432	8,625
*	Hanjin Kal Corp.	647	29,878
	Hanjin Transportation Co. Ltd.	1,464	30,280
	Hankook Shell Oil Co. Ltd.	54	10,314
	Hankook Tire & Technology Co. Ltd.	5,445	145,957
	Hanmi Pharm Co. Ltd.	386	91,994
	Hanmi Science Co. Ltd.	404	12,748
	Hanmi Semiconductor Co. Ltd.	4,627	48,345
	HanmiGlobal Co. Ltd.	1,255	11,436
	Hannong Chemicals, Inc.	1,442	15,044
	Hanon Systems	6,795	55,774
*	Hans Biomed Corp.	1,029	8,487
	Hansae Co. Ltd.	3,049	39,422
	Hansae Yes24 Holdings Co. Ltd.	1,558	7,136
	Hanshin Construction Co. Ltd.	732	6,846
	Hanshin Machinery Co.	5,550	38,935
	Hansol Chemical Co. Ltd.	623	105,489

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Holdings Co. Ltd.	4,690	$12,660
	Hansol HomeDeco Co. Ltd.	11,054	12,092
	Hansol Logistics Co. Ltd.	5,508	14,443
	Hansol Paper Co. Ltd.	2,252	24,762
*	Hansol Technics Co. Ltd.	4,249	19,624
	Hanssem Co. Ltd.	582	25,777
	Hanwha Aerospace Co. Ltd.	4,092	203,831
	Hanwha Corp.	3,265	69,418
*	Hanwha General Insurance Co. Ltd.	12,227	47,280
	Hanwha Investment & Securities Co. Ltd.	19,676	50,698
*	Hanwha Life Insurance Co. Ltd.	37,797	67,172
*	Hanwha Solutions Corp.	5,512	186,225
	Hanyang Eng Co. Ltd.	1,705	20,490
	Hanyang Securities Co. Ltd.	915	7,828
	Harim Co. Ltd.	11,925	26,174
	HB Technology Co. Ltd.	6,614	9,963
	HD Hyundai Co. Ltd.	3,302	144,791
	HDC Holdings Co. Ltd.	7,163	38,496
	HDC Hyundai Development Co. Engineering & Construction, Class E	6,137	58,502
*	Helixmith Co. Ltd.	2,105	29,567
*	HFR, Inc.	1,239	30,546
	Hite Jinro Co. Ltd.	1,943	45,296
	Hitejinro Holdings Co. Ltd.	1,432	12,860
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,568	14,410
*	HLB Life Science Co. Ltd.	2,192	21,592
*	HLB, Inc.	1,469	47,631
	HMM Co. Ltd.	28,439	546,039
*	Homecast Co. Ltd.	5,233	15,666
	Hotel Shilla Co. Ltd.	2,362	130,828
	HS Industries Co. Ltd.	6,323	24,730
*	HSD Engine Co. Ltd.	2,280	15,623
*	Hugel, Inc.	165	17,086
*	Humax Co. Ltd.	5,784	16,695
	Humedix Co. Ltd.	624	11,522
	Huons Co. Ltd.	624	18,106
	Huons Global Co. Ltd.	967	17,349
	Husteel Co. Ltd.	4,130	12,779
	Huvis Corp.	1,760	8,765
	Huvitz Co. Ltd.	1,378	11,644
	Hwa Shin Co. Ltd.	3,127	23,113
*	Hwail Pharm Co. Ltd.	4,900	10,187
	HwaSung Industrial Co. Ltd.	1,319	17,684
*	HYBE Co. Ltd.	176	23,899
	Hy-Lok Corp.	678	9,623
	Hyosung Advanced Materials Corp.	230	69,883
*	Hyosung Chemical Corp.	308	43,921
	Hyosung Corp.	513	30,330
*	Hyosung Heavy Industries Corp.	771	35,716
	Hyosung TNC Corp.	509	135,461
	Hyundai Autoever Corp.	139	13,485
	Hyundai Bioland Co. Ltd.	680	6,560
	Hyundai BNG Steel Co. Ltd.	2,374	24,774
	Hyundai Construction Equipment Co. Ltd.	1,759	51,468
	Hyundai Corp.	735	9,015
	Hyundai Corp. Holdings, Inc.	1,349	11,546
	Hyundai Department Store Co. Ltd.	1,169	60,045
*	Hyundai Doosan Infracore Co. Ltd.	18,436	79,282
*	Hyundai Electric & Energy System Co. Ltd.	2,317	49,150
	Hyundai Elevator Co. Ltd.	2,650	57,498

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyundai Energy Solutions Co. Ltd.	1,025	$39,925
	Hyundai Engineering & Construction Co. Ltd.	5,241	170,418
	Hyundai Ezwel Co. Ltd.	2,078	12,014
	Hyundai Futurenet Co. Ltd.	3,560	7,642
	Hyundai Glovis Co. Ltd.	1,381	193,827
	Hyundai Greenfood Co. Ltd.	7,539	44,928
	Hyundai Home Shopping Network Corp.	816	32,877
	Hyundai Livart Furniture Co. Ltd.	1,211	10,901
	Hyundai Marine & Fire Insurance Co. Ltd.	7,805	197,161
*	Hyundai Mipo Dockyard Co. Ltd.	855	59,333
	Hyundai Mobis Co. Ltd.	1,798	316,461
	Hyundai Motor Co.	7,575	1,145,440
	Hyundai Motor Securities Co. Ltd.	3,308	27,181
	Hyundai Pharmaceutical Co. Ltd.	2,220	9,369
*	Hyundai Rotem Co. Ltd.	1,652	33,847
	Hyundai Steel Co.	10,733	282,322
	Hyundai Wia Corp.	928	48,840
	HyVision System, Inc.	1,274	16,697
*	iA, Inc.	22,285	14,059
	ICD Co. Ltd.	1,365	10,004
*	IHQ, Inc.	15,042	8,742
	Il Sung Construction Co. Ltd.	4,398	11,783
	Iljin Electric Co. Ltd.	3,946	20,487
	Iljin Holdings Co. Ltd.	4,268	21,787
	Iljin Materials Co. Ltd.	259	14,721
	Iljin Power Co. Ltd.	1,355	18,684
	Ilshin Spinning Co. Ltd.	317	25,180
	Ilyang Pharmaceutical Co. Ltd.	2,281	41,843
	iMarketKorea, Inc.	4,358	34,808
	InBody Co. Ltd.	1,151	22,095
*	INCON Co. Ltd.	7,341	8,405
	Incross Co. Ltd.	423	5,101
	Industrial Bank of Korea	18,042	130,576
*	Infinitt Healthcare Co. Ltd.	1,736	7,866
*	InkTec Co. Ltd.	1,957	10,259
	Innocean Worldwide, Inc.	1,199	42,101
	InnoWireless, Inc.	319	7,380
	Innox Advanced Materials Co. Ltd.	1,214	34,827
*	Innox Corp.	795	14,197
*	Insun ENT Co. Ltd.	2,708	18,653
*	Insung Information Co. Ltd.	8,932	16,005
	Intekplus Co. Ltd.	1,263	19,470
	Intellian Technologies, Inc.	379	20,038
	Intelligent Digital Integrated Security Co. Ltd.	500	9,563
*	Interflex Co. Ltd.	1,840	18,844
	Interojo Co. Ltd.	1,357	29,044
	INTOPS Co. Ltd.	2,145	56,538
*	iNtRON Biotechnology, Inc.	2,094	17,936
	Inzi Controls Co. Ltd.	1,220	7,831
*	Iones Co. Ltd.	2,896	17,452
	IS Dongseo Co. Ltd.	2,008	62,392
	ISC Co. Ltd.	1,124	30,075
	i-SENS, Inc.	985	26,287
	ISU Chemical Co. Ltd.	3,880	44,545
*	IsuPetasys Co. Ltd.	8,042	45,384
	ITM Semiconductor Co. Ltd.	834	22,159
	It's Hanbul Co. Ltd.	890	11,188
*	Jahwa Electronics Co. Ltd.	1,347	27,046
	JB Financial Group Co. Ltd.	14,511	83,419

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	JC Chemical Co. Ltd.	2,539	$16,722
	JC Hyun System, Inc.	2,323	9,299
*	Jeju Semiconductor Corp.	4,243	16,402
	Jinsung T.E.C.	2,101	17,668
*	JNK Heaters Co. Ltd.	2,133	9,375
*	JoyCity Corp.	3,436	13,346
	Jusung Engineering Co. Ltd.	4,441	58,285
	JVM Co. Ltd.	868	13,647
	JW Holdings Corp.	3,810	10,213
	JW Pharmaceutical Corp.	2,137	39,367
	JYP Entertainment Corp.	1,413	60,602
	Kakao Corp.	1,346	77,726
*	Kakao Games Corp.	548	21,482
*	Kangstem Biotech Co. Ltd.	4,617	11,612
*	Kangwon Land, Inc.	1,249	24,966
	KAON Media Co. Ltd.	1,734	11,088
	KB Financial Group, Inc.	27,668	1,029,026
	KC Co. Ltd.	779	11,708
	KC Tech Co. Ltd.	1,264	17,391
	KCC Corp.	299	67,230
	KCC Glass Corp.	1,813	66,982
	KCTC	5,481	20,146
*	KEC Corp.	8,650	18,255
	KEPCO Engineering & Construction Co., Inc.	468	23,706
	KEPCO Plant Service & Engineering Co. Ltd.	928	27,403
	KG Chemical Corp.	2,289	49,701
	KG Dongbu Steel	5,075	48,177
	KG Eco Technology Service Co. Ltd.	1,536	18,133
	Kginicis Co. Ltd.	2,290	24,387
	KGMobilians Co. Ltd.	4,218	22,785
*	KH FEELUX Co. Ltd.	4,075	4,566
	KH Vatec Co. Ltd.	2,568	42,297
	Kia Corp.	10,558	661,009
	KINX, Inc.	249	9,986
	KISCO Corp.	1,751	9,215
	KISCO Holdings Co. Ltd.	743	8,094
	KISWIRE Ltd.	1,778	28,834
	KIWOOM Securities Co. Ltd.	1,927	125,481
*	KleanNara Co. Ltd.	3,082	8,617
*	KMW Co. Ltd.	986	24,171
	Knotus Co. Ltd.	2,130	11,636
	Koentec Co. Ltd.	4,885	31,677
	Koh Young Technology, Inc.	3,508	38,191
#	Kolmar BNH Co. Ltd.	1,143	23,954
	Kolmar Korea Co. Ltd.	1,212	36,328
	Kolmar Korea Holdings Co. Ltd.	1,156	15,936
	Kolon Corp.	1,560	30,161
	Kolon Global Corp.	638	9,663
	Kolon Industries, Inc.	3,084	130,198
	Kolon Plastic, Inc.	1,796	16,612
	KoMiCo Ltd.	973	38,624
*	KONA I Co. Ltd.	1,584	21,017
	Korea Aerospace Industries Ltd.	2,757	121,251
	Korea Alcohol Industrial Co. Ltd.	2,015	16,633
	Korea Asset In Trust Co. Ltd.	8,546	22,801
	Korea Cast Iron Pipe Industries Co. Ltd.	2,807	17,473
*	Korea Circuit Co. Ltd.	2,563	40,578
	Korea District Heating Corp.	321	7,940
*	Korea Electric Power Corp., Sponsored ADR	22,676	195,467

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Electric Terminal Co. Ltd.	771	$33,477
	Korea Electronic Certification Authority, Inc.	1,697	7,963
	Korea Electronic Power Industrial Development Co. Ltd.	1,696	13,958
	Korea Gas Corp.	1,878	53,837
	Korea Investment Holdings Co. Ltd.	4,784	232,783
*	Korea Line Corp.	20,681	38,103
	Korea Petrochemical Ind Co. Ltd.	473	46,378
	Korea Pharma Co. Ltd.	508	13,204
	Korea Real Estate Investment & Trust Co. Ltd.	27,760	35,867
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,783	116,515
	Korea United Pharm, Inc.	1,026	20,302
	Korea Zinc Co. Ltd.	351	129,040
*	Korean Air Lines Co. Ltd.	15,403	300,962
	Korean Reinsurance Co.	12,170	82,613
*	KOSES Co. Ltd.	1,922	15,107
*	KPM Tech Co. Ltd.	13,698	5,407
*	KPS Corp.	1,369	6,338
	KSIGN Co. Ltd.	9,317	13,122
	KSS LINE Ltd.	2,515	19,881
*	KT Alpha Co. Ltd.	1,760	8,461
	KT Skylife Co. Ltd.	4,497	31,145
	KT&G Corp.	3,910	246,443
	KTB Investment & Securities Co. Ltd.	6,783	23,759
	KTCS Corp.	4,968	8,384
	Kukdo Chemical Co. Ltd.	314	12,294
*	Kukdong Corp.	9,718	13,083
*	Kumho HT, Inc.	28,694	28,398
	Kumho Petrochemical Co. Ltd.	2,442	243,941
*	Kumho Tire Co., Inc.	17,286	47,200
	KUMHOE&C Co. Ltd.	4,642	29,734
	Kumkang Kind Co. Ltd.	2,884	15,953
	Kwang Dong Pharmaceutical Co. Ltd.	7,860	39,348
	Kyeryong Construction Industrial Co. Ltd.	1,502	28,414
	Kyobo Securities Co. Ltd.	3,015	15,008
	Kyochon F&B Co. Ltd.	1,020	9,691
	Kyongbo Pharmaceutical Co. Ltd.	1,496	8,288
	Kyung Dong Navien Co. Ltd.	932	28,719
	Kyungbang Co. Ltd.	863	8,759
*	Kyungchang Industrial Co. Ltd.	5,172	10,440
	Kyungdong Pharm Co. Ltd.	2,400	16,647
	Kyung-In Synthetic Corp.	5,621	25,405
	L&C Bio Co. Ltd.	1,035	23,968
*	L&F Co. Ltd.	151	26,720
	LabGenomics Co. Ltd.	2,541	15,380
*	Lake Materials Co. Ltd.	2,570	10,049
	LB Semicon, Inc.	4,394	32,164
	LEADCORP, Inc.	2,656	16,954
	Lee Ku Industrial Co. Ltd.	6,694	16,688
	LEENO Industrial, Inc.	782	79,472
	LF Corp.	2,010	27,048
	LG Chem Ltd.	1,045	486,713
	LG Corp.	4,297	268,200
	LG Display Co. Ltd.	24,599	290,817
	LG Electronics, Inc.	10,860	792,154
	LG HelloVision Co. Ltd.	10,052	44,229
	LG Household & Health Care Ltd.	343	206,153
	LG Innotek Co. Ltd.	790	221,500
	LG Uplus Corp.	24,070	231,941
	LIG Nex1 Co. Ltd.	424	28,846

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Lion Chemtech Co. Ltd.	1,629	$11,309
*	Lock & Lock Co. Ltd.	3,151	20,062
*	Longtu Korea, Inc.	2,949	11,819
	LOT Vacuum Co. Ltd.	1,515	14,702
	Lotte Chemical Corp.	749	101,907
	Lotte Chilsung Beverage Co. Ltd.	205	28,026
	Lotte Confectionery Co. Ltd.	379	34,295
	Lotte Corp.	2,057	59,204
*	Lotte Data Communication Co.	676	14,257
	LOTTE Fine Chemical Co. Ltd.	1,899	96,331
	LOTTE Himart Co. Ltd.	1,442	19,130
*	Lotte Non-Life Insurance Co. Ltd.	6,547	8,470
	Lotte Shopping Co. Ltd.	687	50,542
	LS Cable & System Asia Ltd.	2,162	12,188
	LS Corp.	2,131	96,708
	LS Electric Co. Ltd.	1,285	57,442
*	LVMC Holdings	9,474	21,639
	LX Hausys Ltd.	1,325	44,525
*	LX Holdings Corp.	8,074	54,361
	LX International Corp.	5,687	144,100
	LX Semicon Co. Ltd.	1,216	93,565
	Macquarie Korea Infrastructure Fund	15,139	151,601
	Macrogen, Inc.	1,286	25,944
	Maeil Dairies Co. Ltd.	726	33,235
	MAKUS, Inc.	3,327	21,447
	Mando Corp.	2,519	111,356
	Mcnex Co. Ltd.	1,132	29,087
*	ME2ON Co. Ltd.	4,221	15,052
*	MEDICOX Co. Ltd.	2,157	14,640
*	Medipost Co. Ltd.	1,236	20,179
*	Medy-Tox, Inc.	439	39,070
	Meerecompany, Inc.	518	8,488
	MegaStudy Co. Ltd.	1,099	9,531
	MegaStudyEdu Co. Ltd.	923	62,763
	Meritz Financial Group, Inc.	4,371	88,291
	Meritz Fire & Marine Insurance Co. Ltd.	2,411	64,092
	Meritz Securities Co. Ltd.	28,002	104,514
*	Mgame Corp.	2,503	15,059
*	MiCo BioMed Co. Ltd.	1,427	12,860
	MiCo Ltd.	6,596	46,711
	Mirae Asset Life Insurance Co. Ltd.	8,233	19,386
	Mirae Asset Securities Co. Ltd.	28,952	147,130
	Mirae Asset Venture Investment Co. Ltd.	2,643	12,695
	Miwon Commercial Co. Ltd.	170	23,623
	Miwon Specialty Chemical Co. Ltd.	129	19,316
	MK Electron Co. Ltd.	3,010	28,256
	MNTech Co. Ltd.	4,512	30,015
*	Monalisa Co. Ltd.	6,032	16,107
	Moorim P&P Co. Ltd.	2,932	10,141
	Motonic Corp.	1,465	9,730
*	Motrex Co. Ltd.	1,326	12,612
	Mr Blue Corp.	2,830	12,774
	Muhak Co. Ltd.	1,568	8,452
	Multicampus Co. Ltd.	345	11,220
*	MyungMoon Pharm Co. Ltd.	2,953	7,508
*	N2Tech Co. Ltd.	13,950	14,658
	Namhae Chemical Corp.	4,707	35,189
*	Namsun Aluminum Co. Ltd.	10,799	19,294
	Namyang Dairy Products Co. Ltd.	39	11,082

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	NanoenTek, Inc.	3,549	$15,204
	Nasmedia Co. Ltd.	541	10,351
*	Nature & Environment Co. Ltd.	15,071	17,413
	NAVER Corp.	1,121	224,246
	NCSoft Corp.	374	107,446
*	NDFOS Co. Ltd.	1,361	7,795
	NeoPharm Co. Ltd.	876	13,967
*	Neowiz	1,605	34,221
	Neowiz Holdings Corp.	558	13,754
*	Nepes Ark Corp.	618	14,409
*	NEPES Corp.	2,652	41,582
Ω	Netmarble Corp.	872	48,496
	New Power Plasma Co. Ltd.	3,857	13,908
	Newtree Co. Ltd.	473	4,562
	Nexen Tire Corp.	5,610	26,765
*	Nexon Games Co. Ltd.	2,003	35,030
*	Next Entertainment World Co. Ltd.	1,627	9,391
*	NextEye Co. Ltd.	11,260	6,586
	NEXTIN, Inc.	747	36,636
	NH Investment & Securities Co. Ltd.	15,578	119,423
*	NHN Corp.	1,956	41,227
*	NHN KCP Corp.	2,785	28,716
	NI Steel Co. Ltd.	4,723	18,174
	NICE Holdings Co. Ltd.	4,227	45,765
	Nice Information & Telecommunication, Inc.	826	16,102
	NICE Information Service Co. Ltd.	3,946	47,987
	NICE Total Cash Management Co. Ltd.	2,475	9,666
	Nong Shim Holdings Co. Ltd.	301	15,719
	Nong Woo Bio Co. Ltd.	1,680	13,095
	NongShim Co. Ltd.	176	37,881
	NOROO Paint & Coatings Co. Ltd.	2,120	14,857
	NOVAREX Co. Ltd.	413	10,184
	NPC	4,067	29,686
	Oceanbridge Co. Ltd.	923	9,047
	OCI Co. Ltd.	2,327	220,260
	Orion Corp.	1,495	115,737
	Orion Holdings Corp.	2,816	32,655
	Osstem Implant Co. Ltd.	1,162	99,375
*††	Osung Advanced Materials Co. Ltd.	9,664	11,995
	Ottogi Corp.	122	42,195
	Paik Kwang Industrial Co. Ltd.	4,701	15,996
*	Pan Entertainment Co. Ltd.	3,948	11,028
	Pan Ocean Co. Ltd.	32,229	140,291
	Pang Rim Co. Ltd.	5,498	14,652
*	Pan-Pacific Co. Ltd.	5,121	7,211
*	Paradise Co. Ltd.	6,449	67,525
	Park Systems Corp.	373	28,621
	Partron Co. Ltd.	6,922	46,078
	Paseco Co. Ltd.	1,000	11,546
*	Pearl Abyss Corp.	692	28,509
	People & Technology, Inc.	2,122	75,089
	PharmaResearch Co. Ltd.	453	25,384
*	PharmGen Science, Inc.	1,673	9,788
*	Pharmicell Co. Ltd.	2,387	21,205
*	Philoptics Co. Ltd.	2,005	11,294
*††	Philosys Healthcare Co. Ltd.	24,311	24,421
	PI Advanced Materials Co. Ltd.	1,884	54,145
*	Playgram Co. Ltd.	9,718	8,817
	Point Engineering Co. Ltd.	7,996	16,244

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Polaris Office Corp.	8,411	$9,549
	Poongsan Corp.	3,794	81,088
	Poongsan Holdings Corp.	943	19,959
	POSCO Chemical Co. Ltd.	304	30,853
	POSCO Holdings, Inc.	6,580	1,228,867
	Posco ICT Co. Ltd.	1,919	8,621
	Posco International Corp.	2,955	46,876
	POSCO Steeleon Co. Ltd.	421	12,060
*	Power Logics Co. Ltd.	3,293	15,823
*	PowerNet Technologies Corp.	4,354	13,698
	Protec Co. Ltd.	642	12,174
	PSK, Inc.	1,421	43,484
	Pulmuone Co. Ltd.	1,115	11,620
	Pungkuk Ethanol Co. Ltd.	987	11,605
	QSI Co. Ltd.	1,042	10,165
	Rayence Co. Ltd.	1,013	8,253
	RFHIC Corp.	821	14,491
*	RFTech Co. Ltd.	6,418	26,747
	S&S Tech Corp.	1,039	16,844
	S-1 Corp.	1,073	52,658
	Sajo Industries Co. Ltd.	304	10,220
	Sajodaerim Corp.	737	14,197
*	Sajodongaone Co. Ltd.	12,597	13,854
*	Sam Chun Dang Pharm Co. Ltd.	403	10,883
*	SAM KANG M&T Co. Ltd.	1,383	24,704
	Sam Young Electronics Co. Ltd.	2,072	17,289
	Sam Yung Trading Co. Ltd.	1,734	18,239
*	Sambu Engineering & Construction Co. Ltd.	10,336	16,084
	Samchully Co. Ltd.	310	44,136
	Samchuly Bicycle Co. Ltd.	1,853	10,972
	SAMHWA Paints Industrial Co. Ltd.	1,542	8,361
	Samick THK Co. Ltd.	1,032	10,675
	Samji Electronics Co. Ltd.	1,143	9,264
	Samjin Pharmaceutical Co. Ltd.	955	18,140
	Samkee Corp.	3,519	9,266
	Sammok S-Form Co. Ltd.	925	14,115
	SAMPYO Cement Co. Ltd.	3,599	11,818
*Ω	Samsung Biologics Co. Ltd.	245	163,186
	Samsung C&T Corp.	2,379	220,851
	Samsung Card Co. Ltd.	1,793	44,245
	Samsung Climate Control Co. Ltd.	761	6,078
	Samsung Electro-Mechanics Co. Ltd.	4,587	505,117
	Samsung Electronics Co. Ltd.	276,010	13,064,972
	Samsung Electronics Co. Ltd., GDR	489	570,174
*	Samsung Engineering Co. Ltd.	10,072	152,454
	Samsung Fire & Marine Insurance Co. Ltd.	2,811	427,052
*	Samsung Heavy Industries Co. Ltd.	30,245	131,118
	Samsung Life Insurance Co. Ltd.	3,411	159,453
*	Samsung Pharmaceutical Co. Ltd.	6,144	16,408
	Samsung Publishing Co. Ltd.	858	17,519
	Samsung SDI Co. Ltd.	711	312,520
	Samsung SDS Co. Ltd.	1,257	131,844
	Samsung Securities Co. Ltd.	6,832	184,280
	SAMT Co. Ltd.	10,593	30,783
	Samwha Capacitor Co. Ltd.	1,209	40,015
	Samyang Corp.	328	10,677
	Samyang Holdings Corp.	446	25,831
	Samyang Packaging Corp.	687	10,258
	Samyang Tongsang Co. Ltd.	397	16,416

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Sangbo Corp.	5,925	$7,112
	Sangsangin Co. Ltd.	5,258	36,806
	Sangsin Energy Display Precision Co. Ltd.	1,390	19,209
	SaraminHR Co. Ltd.	650	17,081
	Satrec Initiative Co. Ltd.	279	7,620
*	SBI Investment Korea Co. Ltd.	14,785	16,744
*	SBW	40,276	17,315
*	SDN Co. Ltd.	8,700	18,057
	Seah Besteel Holdings Corp.	2,587	31,016
	SeAH Steel Corp.	268	32,588
	SeAH Steel Holdings Corp.	397	47,316
	Sebang Co. Ltd.	1,558	14,114
	Sebang Global Battery Co. Ltd.	1,066	44,378
	Seegene, Inc.	3,206	98,333
	Segyung Hitech Co. Ltd.	1,125	18,012
	Sejin Heavy Industries Co. Ltd.	2,142	10,670
	Sejong Industrial Co. Ltd.	2,509	11,747
	Sejong Telecom, Inc.	22,445	14,196
	Sempio Foods Co.	302	8,630
	Seobu T&D	4,813	29,645
	Seohan Co. Ltd.	16,327	17,513
	Seohee Construction Co. Ltd.	27,909	31,472
	Seojin System Co. Ltd.	4,325	53,432
	Seoul Auction Co. Ltd.	840	12,919
	Seoul City Gas Co. Ltd.	119	22,014
	Seoul Semiconductor Co. Ltd.	4,735	41,340
	Seoul Viosys Co. Ltd.	1,190	7,100
	Seoulin Bioscience Co. Ltd.	1,079	12,257
	Seowon Co. Ltd.	9,670	11,199
	Seoyon Co. Ltd.	1,996	10,806
	Seoyon E-Hwa Co. Ltd.	2,282	15,681
*	Sewon E&C Co. Ltd.	22,962	15,773
	Sewoon Medical Co. Ltd.	2,954	7,971
	SFA Engineering Corp.	1,342	43,777
*	SFA Semicon Co. Ltd.	7,209	30,503
	S-Fuelcell Co. Ltd.	447	7,787
*	SG Corp.	24,663	11,214
	SGC e Tec E&C Co. Ltd.	283	9,865
	SGC Energy Co. Ltd.	1,431	38,530
	SH Energy & Chemical Co. Ltd.	13,146	10,513
	Shin Heung Energy & Electronics Co. Ltd.	572	24,156
*	Shin Poong Pharmaceutical Co. Ltd.	1,112	24,354
	Shindaeyang Paper Co. Ltd.	282	19,244
	Shinhan Financial Group Co. Ltd.	32,639	898,852
	Shinsegae Engineering & Construction Co. Ltd.	344	6,921
	Shinsegae Food Co. Ltd.	207	9,576
	Shinsegae Information & Communication Co. Ltd.	640	6,969
	Shinsegae International, Inc.	1,510	35,776
	Shinsegae, Inc.	763	128,602
	Shinsung Delta Tech Co. Ltd.	1,878	16,724
*	Shinsung E&G Co. Ltd.	7,337	11,715
*	Shinwon Construction Co. Ltd.	1,815	10,383
	Shinwon Corp.	11,704	15,459
	Shinyoung Securities Co. Ltd.	243	10,465
*	Showbox Corp.	3,873	15,759
	Simmtech Co. Ltd.	2,296	71,934
	SIMMTECH HOLDINGS Co. Ltd.	3,328	10,230
	SIMPAC, Inc.	3,447	17,238
	Sindoh Co. Ltd.	394	9,616

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sinil Pharm Co. Ltd.	1,135	$8,525
*	SK Biopharmaceuticals Co. Ltd.	329	19,780
	SK Chemicals Co. Ltd.	1,206	97,771
	SK D&D Co. Ltd.	1,367	27,144
	SK Discovery Co. Ltd.	1,214	33,678
	SK Gas Ltd.	291	25,254
	SK Hynix, Inc.	43,510	3,289,217
*	SK Innovation Co. Ltd.	2,660	385,032
	SK Networks Co. Ltd.	25,186	84,331
*	SK Rent A Car Co. Ltd.	1,180	7,732
	SK Securities Co. Ltd.	75,436	44,274
	SK Telecom Co. Ltd.	1,288	53,163
	SK, Inc.	2,771	470,021
	SKC Co. Ltd.	1,109	116,565
	SL Corp.	1,509	36,496
	SM Entertainment Co. Ltd.	785	41,932
*††	S-MAC Co. Ltd.	3,420	6,684
	SMCore, Inc.	1,819	9,741
	SNT Motiv Co. Ltd.	894	30,323
*	SNU Precision Co. Ltd.	3,552	8,369
	S-Oil Corp.	3,678	262,151
*	Solborn, Inc.	2,404	7,794
*	Solid, Inc.	2,601	10,588
*	SOLUM Co. Ltd.	2,616	43,290
	Solus Advanced Materials Co. Ltd.	430	13,890
	Songwon Industrial Co. Ltd.	1,801	26,300
	Soosan Heavy Industries Co. Ltd.	4,768	11,372
	Soulbrain Co. Ltd.	242	43,526
	Soulbrain Holdings Co. Ltd.	808	13,219
	SPC Samlip Co. Ltd.	215	13,103
	SPG Co. Ltd.	1,223	13,904
	Spigen Korea Co. Ltd.	410	12,036
	Ssangyong C&E Co. Ltd.	9,587	49,282
	ST Pharm Co. Ltd.	366	25,522
	STIC Investments, Inc.	4,814	30,159
*	Studio Dragon Corp.	765	45,075
	Suheung Co. Ltd.	954	26,672
	Sun Kwang Co. Ltd.	482	34,954
	Sung Kwang Bend Co. Ltd.	3,035	26,092
*	Sungchang Enterprise Holdings Ltd.	5,726	9,305
	Sungshin Cement Co. Ltd.	4,045	30,465
	Sungwoo Hitech Co. Ltd.	6,261	25,919
	Sunjin Co. Ltd.	2,257	18,798
*	Synopex, Inc.	9,067	23,614
	Systems Technology, Inc.	880	11,445
	T&L Co. Ltd.	615	16,910
	Tae Kyung Industrial Co. Ltd.	2,222	10,821
	Taekwang Industrial Co. Ltd.	49	33,978
	Taeyoung Engineering & Construction Co. Ltd.	3,732	19,729
*	Taihan Electric Wire Co. Ltd.	30,261	41,137
*	Taihan Fiberoptics Co. Ltd.	5,487	10,801
*	Taihan Textile Co. Ltd.	291	10,976
	TCC Steel	2,450	26,514
	TechWing, Inc.	1,437	19,367
	Telechips, Inc.	1,750	20,758
	TES Co. Ltd.	1,799	29,081
*	Theragen Etex Co. Ltd.	3,017	10,552
*	Thinkware Systems Corp.	770	9,043
	TK Corp.	2,440	24,574

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	TKG Huchems Co. Ltd.	1,867	$28,942
	Tokai Carbon Korea Co. Ltd.	558	55,167
	Tongyang Life Insurance Co. Ltd.	9,057	37,725
	Tongyang, Inc.	20,943	19,332
*	Toptec Co. Ltd.	2,631	14,985
	Tovis Co. Ltd.	2,381	16,714
	Tplex Co. Ltd.	5,328	18,368
	TS Corp.	5,517	13,090
	TSE Co. Ltd.	504	25,700
*	TY Holdings Co. Ltd.	2,585	36,769
	TYM Corp.	11,461	24,417
	UBCare Co. Ltd.	1,821	8,607
	Ubiquoss Holdings, Inc.	774	9,636
	Ubiquoss, Inc.	1,157	15,007
*	Ubivelox, Inc.	872	10,855
	Uju Electronics Co. Ltd.	590	9,983
*	Unick Corp.	2,433	12,769
	Unid Co. Ltd.	893	66,305
	Union Semiconductor Equipment & Materials Co. Ltd.	2,829	16,743
	Uniquest Corp.	2,292	16,559
*	Unitekno Co. Ltd.	1,430	6,399
*	UniTest, Inc.	1,170	17,278
	UTI, Inc.	1,059	20,484
	Value Added Technology Co. Ltd.	1,197	30,548
*	Vidente Co. Ltd.	9,499	86,792
	Vieworks Co. Ltd.	919	29,076
*	Vina Tech Co. Ltd.	305	10,247
*	Vivien Corp.	6,219	8,637
*	VT GMP Co. Ltd.	1,560	6,525
	Webcash Corp.	621	7,956
*	Webzen, Inc.	2,170	32,712
	Welcron Co. Ltd.	2,905	8,159
	Wemade Co. Ltd.	694	31,809
*	Wemade Play Co. Ltd.	1,336	23,160
	Whanin Pharmaceutical Co. Ltd.	1,569	20,728
	Wiable Corp.	4,391	9,185
	Winix, Inc.	843	8,026
	Wins Co. Ltd.	1,231	13,762
	WiSoL Co. Ltd.	3,466	23,859
*	WONIK CUBE Corp.	6,298	13,016
*	Wonik Holdings Co. Ltd.	7,724	24,083
	WONIK IPS Co. Ltd.	1,593	38,832
	Wonik Materials Co. Ltd.	1,324	32,518
*	Wonik Pne Co. Ltd.	940	15,341
	Wonik QnC Corp.	2,337	46,238
	Woojin, Inc.	2,507	25,173
	Woongjin Thinkbig Co. Ltd.	4,225	8,295
*	Wooree Bio Co. Ltd.	6,049	17,910
	Woori Financial Group, Inc.	38,067	349,329
	Woori Investment Bank Co. Ltd.	40,432	28,466
	Woorison F&G Co. Ltd.	5,749	8,484
*	Woosu AMS Co. Ltd.	3,141	9,643
*	Woowon Development Co. Ltd.	2,680	8,789
	Worldex Industry & Trading Co. Ltd.	1,485	23,122
	Y G-1 Co. Ltd.	5,037	27,675
	YAS Co. Ltd.	886	6,584
*	Y-entec Co. Ltd.	2,199	17,658
	YG Entertainment, Inc.	766	32,602
*	YG PLUS	3,007	14,598

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	YIK Corp.	4,133	$13,863
	YMC Co. Ltd.	1,463	6,967
	Yonwoo Co. Ltd.	716	9,659
	Youlchon Chemical Co. Ltd.	1,117	20,176
	Young Poong Corp.	73	30,857
	Young Poong Precision Corp.	1,259	8,435
	Youngone Corp.	2,798	87,070
	Youngone Holdings Co. Ltd.	1,355	50,100
	Yuanta Securities Korea Co. Ltd.	19,822	44,119
	Yuhan Corp.	553	24,620
*	Yungjin Pharmaceutical Co. Ltd.	2,649	7,292
	Zeus Co. Ltd.	1,299	26,016
	Zinus, Inc.	1,334	48,776
TOTAL SOUTH KOREA			57,937,501
TAIWAN — (22.9%)
	ABC Taiwan Electronics Corp.	17,000	12,719
	Abico Avy Co. Ltd.	18,000	12,594
	Ability Enterprise Co. Ltd.	30,000	25,168
	AcBel Polytech, Inc.	50,000	53,784
	Accton Technology Corp.	29,000	242,030
	Acer, Inc.	371,000	281,488
	ACES Electronic Co. Ltd.	27,882	36,580
	Acter Group Corp. Ltd.	7,000	44,690
	Action Electronics Co. Ltd.	31,000	13,349
	ADATA Technology Co. Ltd.	39,000	76,332
	Addcn Technology Co. Ltd.	3,549	23,610
	Advanced Analog Technology, Inc.	4,000	6,979
	Advanced Ceramic X Corp.	7,000	43,734
	Advanced Energy Solution Holding Co. Ltd.	1,000	35,832
	Advanced International Multitech Co. Ltd.	13,000	35,709
*	Advanced Optoelectronic Technology, Inc.	18,000	12,132
	Advanced Power Electronics Corp.	12,000	44,813
	Advancetek Enterprise Co. Ltd.	55,000	41,648
	Advantech Co. Ltd.	9,000	103,538
	Aerospace Industrial Development Corp.	59,000	70,747
	AGV Products Corp.	45,000	16,443
	Airtac International Group	5,000	137,059
	Alchip Technologies Ltd.	8,000	190,119
	Alcor Micro Corp.	18,000	22,923
	Alexander Marine Co. Ltd.	5,000	33,632
*	ALI Corp.	44,000	36,412
	All Ring Tech Co. Ltd.	6,000	15,410
	Allied Circuit Co. Ltd.	4,000	14,530
	Allied Supreme Corp.	5,000	44,330
	Allis Electric Co. Ltd.	20,000	22,901
	Alltek Technology Corp.	33,480	39,120
	Alltop Technology Co. Ltd.	8,000	40,565
	Alpha Networks, Inc.	35,000	36,687
	Altek Corp.	36,000	45,476
	Amazing Microelectronic Corp.	8,000	31,446
*	Ambassador Hotel	42,000	46,213
	AMICCOM Electronics Corp.	12,000	13,553
	Ampire Co. Ltd.	18,000	15,831
	AMPOC Far-East Co. Ltd.	8,000	11,487
	AmTRAN Technology Co. Ltd.	75,000	30,594
	Anpec Electronics Corp.	7,000	29,490
	Apacer Technology, Inc.	10,000	13,293
	APCB, Inc.	19,000	11,086

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Apex Biotechnology Corp.	25,000	$23,339
	Apex International Co. Ltd.	13,000	26,682
	Apogee Optocom Co. Ltd.	7,000	14,353
	Arcadyan Technology Corp.	22,000	91,703
	Ardentec Corp.	83,000	114,528
	Argosy Research, Inc.	9,000	22,235
	ASE Technology Holding Co. Ltd.	256,000	745,995
	Asia Cement Corp.	163,000	226,180
	Asia Optical Co., Inc.	38,000	80,007
*	Asia Pacific Telecom Co. Ltd.	351,000	80,650
	Asia Polymer Corp.	65,000	56,497
	Asia Tech Image, Inc.	9,000	15,727
	Asia Vital Components Co. Ltd.	48,000	190,393
	ASIX Electronics Corp.	7,000	31,069
	ASMedia Technology, Inc.	1,000	32,791
	ASPEED Technology, Inc.	2,200	141,996
	ASROCK, Inc.	8,000	26,968
	Asustek Computer, Inc.	52,000	490,549
	Aten International Co. Ltd.	12,000	29,814
	AU Optronics Corp.	988,000	443,651
	Audix Corp.	14,000	22,224
	AURAS Technology Co. Ltd.	8,000	47,427
	Aurora Corp.	9,000	25,719
	Avalue Technology, Inc.	11,000	24,025
	Aver Information, Inc.	9,000	12,968
	Axiomtek Co. Ltd.	9,000	18,180
	Bafang Yunji International Co. Ltd.	5,000	24,785
	Bank of Kaohsiung Co. Ltd.	51,500	22,941
	Basso Industry Corp.	31,000	43,576
	BenQ Materials Corp.	35,000	36,629
	BES Engineering Corp.	217,000	64,127
*	Billion Electric Co. Ltd.	19,000	11,584
	Bin Chuan Enterprise Co. Ltd.	17,000	14,621
	Bionet Corp.	11,000	15,156
	Bioteque Corp.	8,000	28,192
	Bizlink Holding, Inc.	9,000	97,072
	Bora Pharmaceuticals Co. Ltd.	4,000	31,537
	Bright Led Electronics Corp.	19,000	10,243
	Brighton-Best International Taiwan, Inc.	59,000	68,060
	Brillian Network & Automation Integrated System Co. Ltd.	3,000	10,351
	Browave Corp.	12,000	20,890
	C Sun Manufacturing Ltd.	20,600	30,464
*	Cameo Communications, Inc.	36,000	10,633
	Capital Futures Corp.	12,000	14,202
	Capital Securities Corp.	259,000	98,994
	Career Technology MFG. Co. Ltd.	54,000	41,126
	Carnival Industrial Corp.	28,000	9,467
	Castles Technology Co. Ltd.	15,261	33,008
	Caswell, Inc.	5,000	15,087
	Catcher Technology Co. Ltd.	48,000	274,149
	Cathay Financial Holding Co. Ltd.	231,000	352,403
	Cathay Real Estate Development Co. Ltd.	100,000	55,157
	Cayman Engley Industrial Co. Ltd.	7,000	13,664
	CCP Contact Probes Co. Ltd.	11,000	23,390
	Celxpert Energy Corp.	11,000	11,767
	Center Laboratories, Inc.	56,000	109,680
	Central Reinsurance Co. Ltd.	32,000	22,425
	Century Iron & Steel Industrial Co. Ltd.	15,000	51,300
	Chailease Holding Co. Ltd.	82,750	588,498

Emerging Markets ex China Core Equity Portfolio
CONTINUED
	Shares	Value»
TAIWAN — (Continued)
Chain Chon Industrial Co. Ltd.	23,032	$13,117
Champion Building Materials Co. Ltd.	38,000	12,136
Champion Microelectronic Corp.	10,000	16,501
Chang Hwa Commercial Bank Ltd.	197,000	117,301
Chang Wah Electromaterials, Inc.	58,000	64,475
Chang Wah Technology Co. Ltd.	16,000	41,534
Channel Well Technology Co. Ltd.	35,000	38,661
Charoen Pokphand Enterprise	20,000	52,505
CHC Healthcare Group	16,000	19,576
CHC Resources Corp.	7,000	10,911
Chen Full International Co. Ltd.	11,000	13,507
Chenbro Micom Co. Ltd.	12,000	27,850
Cheng Loong Corp.	122,000	110,543
Cheng Mei Materials Technology Corp.	117,000	36,560
Cheng Shin Rubber Industry Co. Ltd.	208,000	246,843
Cheng Uei Precision Industry Co. Ltd.	62,000	67,507
Chia Chang Co. Ltd.	24,000	31,231
Chia Hsin Cement Corp.	68,000	41,552
Chicony Electronics Co. Ltd.	48,000	127,291
Chicony Power Technology Co. Ltd.	25,000	61,081
Chief Telecom, Inc.	3,000	30,107
Chieftek Precision Co. Ltd.	6,000	14,904
China Airlines Ltd.	350,000	267,441
China Bills Finance Corp.	87,000	46,670
China Chemical & Pharmaceutical Co. Ltd.	33,000	23,429
China Development Financial Holding Corp.	607,000	262,765
China Electric Manufacturing Corp.	60,000	38,473
China General Plastics Corp.	76,000	64,090
China Man-Made Fiber Corp.	226,000	58,761
China Metal Products	34,000	33,437
China Motor Corp.	31,000	52,555
China Petrochemical Development Corp.	570,490	195,304
China Steel Chemical Corp.	19,000	74,247
China Steel Corp.	847,000	788,613
China Steel Structure Co. Ltd.	9,000	15,812
Chinese Maritime Transport Ltd.	18,000	24,593
Ching Feng Home Fashions Co. Ltd.	20,000	12,353
Chin-Poon Industrial Co. Ltd.	62,000	59,185
Chipbond Technology Corp.	104,000	190,605
ChipMOS Technologies, Inc.	114,000	135,410
Chlitina Holding Ltd.	4,000	24,702
Chong Hong Construction Co. Ltd.	30,000	72,711
Chroma ATE, Inc.	18,000	103,924
Chun Yuan Steel Industry Co. Ltd.	58,000	30,558
Chung Hsin Electric & Machinery Manufacturing Corp.	65,000	126,898
Chung Hung Steel Corp.	114,000	96,568
Chung Hwa Food Industrial Co. Ltd.	3,000	10,235
Chung Hwa Pulp Corp.	49,000	27,821
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	7,000	14,003
Chunghwa Precision Test Tech Co. Ltd.	3,000	45,832
Chunghwa Telecom Co. Ltd., Sponsored ADR	9,082	364,824
Chunghwa Telecom Co. Ltd.	19,000	77,102
Cleanaway Co. Ltd.	14,000	81,565
Clevo Co.	57,000	60,332
CMC Magnetics Corp.	187,000	47,053
Compal Electronics, Inc.	287,000	219,176
Compeq Manufacturing Co. Ltd.	115,000	188,475
Concord Securities Co. Ltd.	98,000	31,974
Continental Holdings Corp.	46,000	44,918

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Contrel Technology Co. Ltd.	22,000	$11,412
	Coretronic Corp.	42,000	75,674
	Co-Tech Development Corp.	32,000	45,391
*	CSBC Corp. Taiwan	94,000	56,584
	CTBC Financial Holding Co. Ltd.	805,000	618,457
	CTCI Corp.	68,000	101,058
	CviLux Corp.	10,000	12,084
	CX Technology Co. Ltd.	10,000	9,892
	Cyberlink Corp.	5,000	15,033
	CyberPower Systems, Inc.	8,000	19,211
	CyberTAN Technology, Inc.	40,000	40,869
	Cypress Technology Co. Ltd.	10,000	20,540
	DA CIN Construction Co. Ltd.	60,000	60,199
	Dadi Early-Childhood Education Group Ltd.	3,000	11,713
	Da-Li Development Co. Ltd.	55,000	50,551
	Darfon Electronics Corp.	39,000	52,417
*	Darwin Precisions Corp.	111,000	37,840
	Daxin Materials Corp.	11,000	26,228
	De Licacy Industrial Co. Ltd.	54,000	25,517
	Delta Electronics, Inc.	44,000	382,673
	Depo Auto Parts Ind Co. Ltd.	17,000	41,346
	Dimerco Data System Corp.	5,000	11,547
	Dimerco Express Corp.	23,000	57,460
	D-Link Corp.	73,000	42,181
	Draytek Corp.	16,000	16,313
	Dynamic Electronics Co. Ltd.	55,000	38,493
	Dynapack International Technology Corp.	18,000	44,349
	E & R Engineering Corp.	7,000	15,781
	E Ink Holdings, Inc.	9,000	59,209
	E.Sun Financial Holding Co. Ltd.	442,967	408,322
	Eastern Media International Corp.	53,000	47,064
	Eclat Textile Co. Ltd.	12,000	164,070
	ECOVE Environment Corp.	5,000	40,651
	Edimax Technology Co. Ltd.	40,000	17,893
	Edison Opto Corp.	21,000	11,609
	Edom Technology Co. Ltd.	25,000	24,690
	eGalax_eMPIA Technology, Inc.	14,560	30,171
	Egis Technology, Inc.	13,000	35,188
	Elan Microelectronics Corp.	38,000	138,397
*	E-Lead Electronic Co. Ltd.	8,000	20,527
	E-Lead Electronic Co. Ltd.	202	109
	E-LIFE MALL Corp.	17,000	46,165
	Elite Advanced Laser Corp.	21,000	29,542
	Elite Material Co. Ltd.	31,000	173,569
	Elite Semiconductor Microelectronics Technology, Inc.	43,000	118,410
	Elitegroup Computer Systems Co. Ltd.	53,000	39,208
	eMemory Technology, Inc.	4,000	159,010
	Emerging Display Technologies Corp.	24,000	17,485
	Ennoconn Corp.	7,272	52,616
	Ennostar, Inc.	95,000	158,047
*	Epileds Technologies, Inc.	19,000	10,853
	Episil Technologies, Inc.	14,000	48,171
	Episil-Precision, Inc.	10,086	28,560
	Eris Technology Corp.	3,000	21,958
	Eson Precision Ind Co. Ltd.	9,000	21,245
	Eternal Materials Co. Ltd.	120,000	129,053
*	Etron Technology, Inc.	5,000	8,641
	Eurocharm Holdings Co. Ltd.	4,000	20,558
*	Eva Airways Corp.	201,000	230,628

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Everest Textile Co. Ltd.	45,000	$10,907
	Evergreen International Storage & Transport Corp.	77,000	75,386
	Evergreen Marine Corp. Taiwan Ltd.	228,000	732,650
	Evergreen Steel Corp.	19,000	40,238
	Everlight Chemical Industrial Corp.	44,000	29,496
	Everlight Electronics Co. Ltd.	76,000	105,999
	Everspring Industry Co. Ltd.	21,000	10,310
	Excel Cell Electronic Co. Ltd.	19,000	16,078
	Excellence Opto, Inc.	19,000	14,768
	Excelliance Mos Corp.	3,000	14,891
	Excelsior Medical Co. Ltd.	16,000	34,419
	Far Eastern Department Stores Ltd.	108,000	68,418
	Far Eastern International Bank	273,000	103,278
	Far Eastern New Century Corp.	227,000	230,959
	Far EasTone Telecommunications Co. Ltd.	132,000	332,808
	Faraday Technology Corp.	23,000	121,325
	Farglory F T Z Investment Holding Co. Ltd.	20,000	31,812
	Farglory Land Development Co. Ltd.	49,000	103,226
*	Federal Corp.	48,000	31,137
	Feedback Technology Corp.	7,000	16,761
	Feng Hsin Steel Co. Ltd.	61,000	135,083
	Feng TAY Enterprise Co. Ltd.	23,000	128,849
	First Copper Technology Co. Ltd.	23,000	21,669
	First Financial Holding Co. Ltd.	476,000	429,963
	First Hi-Tec Enterprise Co. Ltd.	7,000	9,458
	First Insurance Co. Ltd.	24,000	11,724
*	First Steamship Co. Ltd.	76,000	24,688
	FIT Holding Co. Ltd.	41,000	40,124
	Fittech Co. Ltd.	9,000	34,185
	FLEXium Interconnect, Inc.	58,000	176,293
	Flytech Technology Co. Ltd.	15,000	45,224
	FOCI Fiber Optic Communications, Inc.	14,000	11,433
	Forcecon Tech Co. Ltd.	16,000	31,253
	Formosa Advanced Technologies Co. Ltd.	22,000	27,112
	Formosa Chemicals & Fibre Corp.	161,000	377,435
	Formosa International Hotels Corp.	6,000	34,490
	Formosa Laboratories, Inc.	24,000	37,291
	Formosa Oilseed Processing Co. Ltd.	10,000	16,827
	Formosa Petrochemical Corp.	19,000	53,730
	Formosa Plastics Corp.	80,000	246,746
	Formosa Sumco Technology Corp.	4,000	23,121
	Formosa Taffeta Co. Ltd.	103,000	89,279
	Formosan Rubber Group, Inc.	36,000	24,998
	Formosan Union Chemical	34,000	27,627
	Forward Electronics Co. Ltd.	23,143	15,336
	Founding Construction & Development Co. Ltd.	16,000	9,292
	Foxconn Technology Co. Ltd.	59,000	97,352
	Foxsemicon Integrated Technology, Inc.	9,000	59,467
	Franbo Lines Corp.	20,000	14,233
	Froch Enterprise Co. Ltd.	40,000	29,812
	FSP Technology, Inc.	21,000	25,469
	Fu Chun Shin Machinery Manufacture Co. Ltd.	26,000	15,346
	Fubon Financial Holding Co. Ltd.	394,000	740,094
	Fulgent Sun International Holding Co. Ltd.	19,000	108,328
*	Fulltech Fiber Glass Corp.	107,000	45,794
	Fusheng Precision Co. Ltd.	16,000	98,623
	Fwusow Industry Co. Ltd.	50,000	34,394
	G Shank Enterprise Co. Ltd.	21,000	33,486
	Gallant Precision Machining Co. Ltd.	13,000	10,948

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Gamania Digital Entertainment Co. Ltd.	12,000	$23,800
*	GCS Holdings, Inc.	9,000	12,332
	GEM Services, Inc.	7,000	17,730
	Gemtek Technology Corp.	55,000	55,894
	General Interface Solution Holding Ltd.	44,000	115,236
	Generalplus Technology, Inc.	7,000	14,353
	GeneReach Biotechnology Corp.	6,000	15,974
	Genius Electronic Optical Co. Ltd.	12,000	159,401
	GeoVision, Inc.	14,000	13,850
	Getac Holdings Corp.	57,000	89,826
	GFC Ltd.	7,000	16,581
	Giant Manufacturing Co. Ltd.	22,000	179,999
*	Giantplus Technology Co. Ltd.	35,000	12,815
	Gigabyte Technology Co. Ltd.	55,000	169,944
	Gigasolar Materials Corp.	3,000	14,930
*	Gigastorage Corp.	51,000	37,728
	Global Brands Manufacture Ltd.	51,000	50,705
	Global Lighting Technologies, Inc.	12,000	22,313
	Global Mixed Mode Technology, Inc.	12,000	59,358
	Global PMX Co. Ltd.	7,000	40,595
	Global Unichip Corp.	5,000	85,083
	Globalwafers Co. Ltd.	18,000	272,670
	Globe Union Industrial Corp.	23,000	9,306
	Gloria Material Technology Corp.	44,000	45,897
*	Glotech Industrial Corp.	18,000	7,400
	GMI Technology, Inc.	18,000	11,102
	Gold Circuit Electronics Ltd.	62,000	169,547
	Goldsun Building Materials Co. Ltd.	121,000	100,212
	Good Will Instrument Co. Ltd.	15,000	12,987
	Gourmet Master Co. Ltd.	13,000	46,012
	Grand Fortune Securities Co. Ltd.	27,000	13,530
	Grand Pacific Petrochemical	128,000	85,057
	Grand Process Technology Corp.	5,000	38,433
	Grape King Bio Ltd.	20,000	88,547
	Great China Metal Industry	13,000	10,967
	Great Taipei Gas Co. Ltd.	36,000	39,819
	Great Tree Pharmacy Co. Ltd.	6,000	63,831
	Great Wall Enterprise Co. Ltd.	82,000	134,173
	Greatek Electronics, Inc.	48,000	99,465
	Group Up Industrial Co. Ltd.	5,000	13,257
	GTM Holdings Corp.	11,000	8,975
	Hannstar Board Corp.	58,000	62,947
	HannStar Display Corp.	328,000	107,602
	HannsTouch Solution, Inc.	104,000	32,664
	Harmony Electronics Corp.	9,000	10,984
	Harvatek Corp.	22,000	14,215
	Heran Co. Ltd.	4,000	14,186
	Hey Song Corp.	42,000	47,193
	Hi-Clearance, Inc.	7,000	36,271
	Highlight Tech Corp.	12,000	19,587
	Highwealth Construction Corp.	44,000	66,758
	Hiroca Holdings Ltd.	9,000	16,954
	Hitron Technology, Inc.	19,000	18,891
	Hiwin Technologies Corp.	20,000	144,575
	Ho Tung Chemical Corp.	88,000	27,543
	Hocheng Corp.	28,000	10,701
	Hold-Key Electric Wire & Cable Co. Ltd.	28,000	11,534
	Holiday Entertainment Co. Ltd.	7,000	12,822
	Holtek Semiconductor, Inc.	26,000	70,226

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Holy Stone Enterprise Co. Ltd.	22,000	$67,302
	Hon Hai Precision Industry Co. Ltd.	324,000	1,184,138
	Hong Pu Real Estate Development Co. Ltd.	22,000	15,790
	Hong TAI Electric Industrial	52,000	29,955
	Hong YI Fiber Industry Co.	13,000	8,093
	Horizon Securities Co. Ltd.	57,240	21,485
	Hotai Finance Co. Ltd.	12,000	41,421
	Hotai Motor Co. Ltd.	11,000	222,782
	Hsin Kuang Steel Co. Ltd.	40,000	47,349
	Hsin Yung Chien Co. Ltd.	6,000	20,687
	Hsing TA Cement Co.	21,000	13,953
*	HTC Corp.	32,000	70,241
	Hu Lane Associate, Inc.	11,000	55,761
	HUA ENG Wire & Cable Co. Ltd.	57,000	27,957
*	Hua Jung Components Co. Ltd.	30,000	10,122
	Hua Nan Financial Holdings Co. Ltd.	276,000	213,518
	Hua Yu Lien Development Co. Ltd.	7,000	13,719
	Huaku Development Co. Ltd.	45,000	134,837
	Huikwang Corp.	14,000	20,329
	Hung Ching Development & Construction Co. Ltd.	21,000	17,529
	Hung Sheng Construction Ltd.	58,000	47,633
	Hwa Fong Rubber Industrial Co. Ltd.	18,000	8,618
	Hycon Technology Corp.	4,000	11,198
	IBF Financial Holdings Co. Ltd.	319,000	150,537
	Ichia Technologies, Inc.	28,000	13,520
*	Ideal Bike Corp.	35,000	13,049
	IEI Integration Corp.	17,000	31,121
	Infortrend Technology, Inc.	28,000	14,087
	Info-Tek Corp.	10,000	21,544
	Innodisk Corp.	12,354	69,802
	Innolux Corp.	1,137,000	393,779
	Inpaq Technology Co. Ltd.	24,000	40,407
	Insyde Software Corp.	5,000	12,446
*	Integrated Service Technology, Inc.	10,000	18,189
	International CSRC Investment Holdings Co.	120,000	82,179
	International Games System Co. Ltd.	14,000	165,933
	Inventec Corp.	146,000	115,959
	Iron Force Industrial Co. Ltd.	7,000	14,773
	I-Sheng Electric Wire & Cable Co. Ltd.	19,000	26,006
	ITE Technology, Inc.	17,000	38,952
	ITEQ Corp.	39,000	92,892
	Jarllytec Co. Ltd.	9,000	18,199
	Jentech Precision Industrial Co. Ltd.	3,000	39,393
	Jess-Link Products Co. Ltd.	8,000	9,652
	Jia Wei Lifestyle, Inc.	8,000	18,460
	JMC Electronics Co. Ltd.	8,000	10,723
	Johnson Health Tech Co. Ltd.	11,000	20,623
	Jourdeness Group Ltd.	6,000	14,013
	K Laser Technology, Inc.	20,000	13,143
	Kaori Heat Treatment Co. Ltd.	8,000	21,099
	Kedge Construction Co. Ltd.	11,000	20,497
	Keding Enterprises Co. Ltd.	3,000	13,277
	KEE TAI Properties Co. Ltd.	44,000	19,460
	Kenda Rubber Industrial Co. Ltd.	72,000	92,840
	Kenmec Mechanical Engineering Co. Ltd.	21,000	21,297
	Kerry TJ Logistics Co. Ltd.	23,000	31,108
	Key Ware Electronics Co. Ltd.	30,000	10,121
	Keystone Microtech Corp.	3,000	20,856
	KHGEARS International Ltd.	5,000	12,673

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kindom Development Co. Ltd.	53,000	$53,253
	King Slide Works Co. Ltd.	9,000	137,099
	King Yuan Electronics Co. Ltd.	128,000	168,855
	King's Town Bank Co. Ltd.	114,000	132,951
	Kinik Co.	10,000	52,901
*	Kinko Optical Co. Ltd.	17,000	17,662
	Kinpo Electronics	171,000	73,943
	Kinsus Interconnect Technology Corp.	24,000	110,079
	KMC Kuei Meng International, Inc.	6,000	31,707
	Ko Ja Cayman Co. Ltd.	6,000	8,756
	KS Terminals, Inc.	13,000	36,623
	Kung Long Batteries Industrial Co. Ltd.	14,000	65,278
	Kung Sing Engineering Corp.	50,000	11,568
	Kuo Toong International Co. Ltd.	22,000	14,084
	Kuo Yang Construction Co. Ltd.	21,000	13,631
	Kwong Lung Enterprise Co. Ltd.	8,000	12,021
	L&K Engineering Co. Ltd.	40,000	40,915
	LAN FA Textile	32,000	9,795
	Land Mark Optoelectronics Corp.	13,000	67,506
	Lanner Electronics, Inc.	13,000	29,688
	Largan Precision Co. Ltd.	3,000	210,428
	Laser Tek Taiwan Co. Ltd.	14,000	12,702
	Laster Tech Corp. Ltd.	21,000	22,504
	Leader Electronics, Inc.	25,000	9,549
	Leadtrend Technology Corp.	4,280	9,908
*	Lealea Enterprise Co. Ltd.	71,000	24,871
	LEE CHI Enterprises Co. Ltd.	23,000	17,736
	Lelon Electronics Corp.	21,000	40,081
	Leo Systems, Inc.	17,000	14,352
*	Li Cheng Enterprise Co. Ltd.	15,000	15,689
*	Li Peng Enterprise Co. Ltd.	98,000	26,816
	Lian HWA Food Corp.	12,210	31,977
	Lien Hwa Industrial Holdings Corp.	47,000	94,320
*	Lingsen Precision Industries Ltd.	42,000	23,885
	Lite-On Technology Corp.	144,000	315,964
	Liton Technology Corp.	8,000	8,422
*	Long Bon International Co. Ltd.	23,000	12,948
	Long Da Construction & Development Corp.	26,000	19,273
	Longchen Paper & Packaging Co. Ltd.	99,000	51,375
	Longwell Co.	16,000	28,966
	Lotes Co. Ltd.	4,000	93,834
	Lotus Pharmaceutical Co. Ltd.	20,000	95,118
	Lumax International Corp. Ltd.	15,000	34,280
	Lung Yen Life Service Corp.	31,000	41,724
	M31 Technology Corp.	2,000	17,500
	Macauto Industrial Co. Ltd.	8,000	16,978
	Machvision, Inc.	7,000	33,360
	Macroblock, Inc.	4,000	16,081
	Macronix International Co. Ltd.	207,000	226,961
	Makalot Industrial Co. Ltd.	31,000	146,903
	Marketech International Corp.	10,000	38,136
	Materials Analysis Technology, Inc.	7,000	28,053
	Mayer Steel Pipe Corp.	14,000	10,387
	Mechema Chemicals International Corp.	9,000	37,284
*	Medeon Biodesign, Inc.	9,000	20,166
	MediaTek, Inc.	49,000	1,128,964
*	Medigen Biotechnology Corp.	11,000	15,163
*	Medigen Vaccine Biologics Corp.	10,000	68,787
	Mega Financial Holding Co. Ltd.	402,000	476,214

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Meiloon Industrial Co.	21,000	$14,934
	Mercuries & Associates Holding Ltd.	67,000	39,821
*	Mercuries Life Insurance Co. Ltd.	289,453	60,429
	Merida Industry Co. Ltd.	8,000	61,771
	Merry Electronics Co. Ltd.	24,000	64,931
	Micro-Star International Co. Ltd.	77,000	304,835
	Mildef Crete, Inc.	7,000	9,872
	MIN AIK Technology Co. Ltd.	17,000	10,712
	Mirle Automation Corp.	23,000	29,641
	Mitac Holdings Corp.	126,000	118,995
	momo.com, Inc.	6,000	164,467
	MOSA Industrial Corp.	12,000	11,004
	MPI Corp.	9,000	27,668
	Nak Sealing Technologies Corp.	11,000	31,606
	Namchow Holdings Co. Ltd.	30,000	45,306
	Nan Liu Enterprise Co. Ltd.	4,000	10,864
	Nan Pao Resins Chemical Co. Ltd.	6,000	26,506
	Nan Ren Lake Leisure Amusement Co. Ltd.	36,333	14,652
	Nan Ya Plastics Corp.	264,000	594,954
	Nan Ya Printed Circuit Board Corp.	29,000	234,951
	Nantex Industry Co. Ltd.	8,000	11,478
	Nanya Technology Corp.	134,000	235,416
	National Petroleum Co. Ltd.	13,000	20,943
	Netronix, Inc.	9,000	15,359
	New Best Wire Industrial Co. Ltd.	8,000	8,832
*	Newmax Technology Co. Ltd.	11,000	11,162
	Nexcom International Co. Ltd.	5,000	5,486
	Nichidenbo Corp.	28,000	44,903
	Nien Hsing Textile Co. Ltd.	18,000	13,995
	Nien Made Enterprise Co. Ltd.	13,000	124,877
	Niko Semiconductor Co. Ltd.	6,000	12,810
	Nishoku Technology, Inc.	5,000	12,263
	Nova Technology Corp.	3,000	15,149
	Novatek Microelectronics Corp.	35,000	311,808
	Nuvoton Technology Corp.	17,000	68,582
	Nyquest Technology Co. Ltd.	4,000	10,632
	O-Bank Co. Ltd.	207,000	56,589
	Ocean Plastics Co. Ltd.	31,000	33,974
*	Oneness Biotech Co. Ltd.	7,000	44,132
*	Optimax Technology Corp.	21,946	12,313
	Orient Semiconductor Electronics Ltd.	57,000	31,416
	Oriental Union Chemical Corp.	95,000	55,299
	O-TA Precision Industry Co. Ltd.	10,000	38,513
	Pacific Hospital Supply Co. Ltd.	7,000	15,524
	Paiho Shih Holdings Corp.	14,000	14,819
	Pan Jit International, Inc.	30,000	65,854
	Pan-International Industrial Corp.	44,000	52,198
	Parade Technologies Ltd.	6,000	225,950
	Parpro Corp.	14,000	11,239
	PChome Online, Inc.	10,000	21,408
	PCL Technologies, Inc.	5,000	13,387
	P-Duke Technology Co. Ltd.	4,000	9,988
	Pegatron Corp.	142,000	295,614
	Pegavision Corp.	2,000	30,710
*	PharmaEssentia Corp.	3,000	57,026
	Phison Electronics Corp.	10,000	98,093
	Phoenix Silicon International Corp.	13,780	29,480
*	Phytohealth Corp.	20,000	12,726
	Pixart Imaging, Inc.	21,000	63,335

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Planet Technology Corp.	8,000	$20,281
*	Polaris Group	6,000	25,515
	Polytronics Technology Corp.	14,000	30,997
	Pou Chen Corp.	144,000	129,296
	Power Wind Health Industry, Inc.	5,000	21,031
	Powerchip Semiconductor Manufacturing Corp.	301,000	356,790
	Powertech Technology, Inc.	92,000	263,708
	Poya International Co. Ltd.	10,100	126,758
	President Chain Store Corp.	33,000	312,028
	President Securities Corp.	125,000	65,602
	Primax Electronics Ltd.	62,000	145,126
	Prince Housing & Development Corp.	149,000	57,568
	Pro Hawk Corp.	2,000	11,259
	Promate Electronic Co. Ltd.	25,000	32,165
	Prosperity Dielectrics Co. Ltd.	23,000	30,451
	Qisda Corp.	76,000	72,835
	Qualipoly Chemical Corp.	7,000	8,459
	Quang Viet Enterprise Co. Ltd.	5,000	18,305
	Quanta Computer, Inc.	137,000	388,934
	Quanta Storage, Inc.	19,000	26,155
	Quintain Steel Co. Ltd.	34,980	14,029
	Radiant Opto-Electronics Corp.	74,000	231,597
	Radium Life Tech Co. Ltd.	113,000	34,432
*	RDC Semiconductor Co. Ltd.	6,000	70,644
	Realtek Semiconductor Corp.	25,000	287,493
	Rechi Precision Co. Ltd.	38,000	21,517
	Rexon Industrial Corp. Ltd.	30,000	33,200
	Rich Development Co. Ltd.	74,000	21,736
*	Ritek Corp.	177,000	43,938
*	Roo Hsing Co. Ltd.	63,000	6,126
	Ruentex Development Co. Ltd.	66,000	121,262
	Ruentex Engineering & Construction Co.	11,000	30,600
	Ruentex Industries Ltd.	41,000	84,907
	Run Long Construction Co. Ltd.	23,000	50,811
	Sampo Corp.	44,000	38,581
	San Fang Chemical Industry Co. Ltd.	19,000	12,414
	San Shing Fastech Corp.	16,000	29,153
	Sanyang Motor Co. Ltd.	67,000	85,665
	Savior Lifetec Corp.	24,000	12,962
	SCI Pharmtech, Inc.	6,000	16,583
	ScinoPharm Taiwan Ltd.	36,000	30,751
	SDI Corp.	18,000	73,249
	Sea Sonic Electronics Co. Ltd.	6,000	10,864
	Senao International Co. Ltd.	18,000	18,710
	Senao Networks, Inc.	5,000	36,521
	Sensortek Technology Corp.	5,000	46,399
	Sercomm Corp.	37,000	112,421
	Sesoda Corp.	16,000	25,670
	Shanghai Commercial & Savings Bank Ltd.	117,000	196,409
	Shan-Loong Transportation Co. Ltd.	9,000	10,218
	Sharehope Medicine Co. Ltd.	20,000	23,523
	Sheng Yu Steel Co. Ltd.	37,000	28,422
	ShenMao Technology, Inc.	16,000	29,107
	Shih Her Technologies, Inc.	7,000	13,084
	Shih Wei Navigation Co. Ltd.	72,153	76,597
	Shihlin Electric & Engineering Corp.	45,000	95,661
*	Shihlin Paper Corp.	18,000	33,877
	Shin Foong Specialty & Applied Materials Co. Ltd.	2,000	5,603
	Shin Kong Financial Holding Co. Ltd.	923,000	263,839

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shin Ruenn Development Co. Ltd.	17,260	$15,142
	Shin Zu Shing Co. Ltd.	27,000	73,114
*	Shining Building Business Co. Ltd.	50,000	15,403
	Shinkong Insurance Co. Ltd.	32,000	55,218
	Shinkong Synthetic Fibers Corp.	188,000	114,361
	Shinkong Textile Co. Ltd.	26,000	35,163
	Shiny Chemical Industrial Co. Ltd.	7,500	37,778
	ShunSin Technology Holding Ltd.	4,000	9,394
*	Shuttle, Inc.	88,000	40,337
	Sigurd Microelectronics Corp.	66,000	110,493
	Silergy Corp.	8,000	149,715
	Silicon Integrated Systems Corp.	57,000	38,044
	Silicon Optronics, Inc.	13,000	38,415
	Simplo Technology Co. Ltd.	13,000	114,902
	Sinbon Electronics Co. Ltd.	11,000	102,159
	Sincere Navigation Corp.	30,000	23,908
	Singatron Enterprise Co. Ltd.	16,000	11,532
	Sinher Technology, Inc.	9,000	10,447
	Sinmag Equipment Corp.	12,000	36,779
	Sino-American Silicon Products, Inc.	55,000	262,398
	Sinon Corp.	48,000	56,195
	SinoPac Financial Holdings Co. Ltd.	454,000	257,137
	Sinopower Semiconductor, Inc.	4,000	15,598
	Sinphar Pharmaceutical Co. Ltd.	32,000	30,260
	Sinyi Realty, Inc.	42,000	42,854
	Siward Crystal Technology Co. Ltd.	34,000	42,385
	Soft-World International Corp.	10,000	24,761
	Solar Applied Materials Technology Corp.	58,000	71,932
	Solomon Technology Corp.	21,000	20,860
	Solteam, Inc.	7,000	13,057
	Sonix Technology Co. Ltd.	36,000	69,899
	Southeast Cement Co. Ltd.	21,000	12,656
	Speed Tech Corp.	20,000	36,667
	Spirox Corp.	11,000	9,675
	Sporton International, Inc.	8,000	54,806
	Sports Gear Co. Ltd.	21,000	49,838
	St Shine Optical Co. Ltd.	7,000	61,411
	Standard Chemical & Pharmaceutical Co. Ltd.	10,000	14,867
	Standard Foods Corp.	56,000	80,117
	Stark Technology, Inc.	15,000	43,589
*	Sun Yad Construction Co. Ltd.	24,000	12,230
	Sunjuice Holdings Co. Ltd.	1,000	8,934
	SunMax Biotechnology Co. Ltd.	3,000	15,039
	Sunny Friend Environmental Technology Co. Ltd.	6,000	36,988
	Sunonwealth Electric Machine Industry Co. Ltd.	28,000	36,349
	Sunplus Innovation Technology, Inc.	4,000	10,728
	Sunplus Technology Co. Ltd.	62,000	60,556
	Sunrex Technology Corp.	30,000	38,713
	Sunspring Metal Corp.	17,000	15,063
	Superior Plating Technology Co. Ltd.	7,000	13,041
	Supreme Electronics Co. Ltd.	66,000	82,042
	Swancor Holding Co. Ltd.	8,000	29,464
	Symtek Automation Asia Co. Ltd.	11,000	34,591
	Syncmold Enterprise Corp.	22,000	45,623
	Synmosa Biopharma Corp.	38,547	40,137
	Synnex Technology International Corp.	68,000	126,152
	Sysage Technology Co. Ltd.	8,000	8,989
	Systex Corp.	26,000	63,896
	TA Chen Stainless Pipe	245,430	287,735

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ta Liang Technology Co. Ltd.	5,000	$9,228
	Ta Ya Electric Wire & Cable	69,000	55,091
	Tah Hsin Industrial Corp.	5,720	13,077
	TA-I Technology Co. Ltd.	21,000	30,768
*	Tai Tung Communication Co. Ltd.	12,000	5,884
	Taichung Commercial Bank Co. Ltd.	306,600	136,519
	TaiDoc Technology Corp.	13,000	84,801
	Taiflex Scientific Co. Ltd.	27,000	37,157
	Taimide Tech, Inc.	15,000	20,105
	Tainan Spinning Co. Ltd.	164,000	98,782
	Tai-Saw Technology Co. Ltd.	16,000	21,008
	Taishin Financial Holding Co. Ltd.	715,000	376,377
	TaiSol Electronics Co. Ltd.	13,000	17,663
	Taisun Enterprise Co. Ltd.	5,000	5,782
	TAI-TECH Advanced Electronics Co. Ltd.	6,000	17,736
	Taiwan Business Bank	404,000	167,679
	Taiwan Cement Corp.	353,076	458,176
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,000	15,332
	Taiwan Cogeneration Corp.	46,000	57,289
	Taiwan Cooperative Financial Holding Co. Ltd.	329,000	301,639
	Taiwan FamilyMart Co. Ltd.	5,000	31,256
	Taiwan Fertilizer Co. Ltd.	48,000	102,945
	Taiwan Fire & Marine Insurance Co. Ltd.	25,000	16,333
	Taiwan FU Hsing Industrial Co. Ltd.	23,000	30,903
	Taiwan Glass Industry Corp.	110,000	65,479
	Taiwan High Speed Rail Corp.	106,000	103,594
	Taiwan Hon Chuan Enterprise Co. Ltd.	33,000	81,766
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	25,000	34,464
*	Taiwan IC Packaging Corp.	23,000	10,426
	Taiwan Line Tek Electronic	14,000	12,724
	Taiwan Mask Corp.	16,000	40,678
	Taiwan Mobile Co. Ltd.	63,000	213,790
	Taiwan Navigation Co. Ltd.	37,000	35,674
	Taiwan Paiho Ltd.	35,000	71,490
	Taiwan PCB Techvest Co. Ltd.	50,000	61,992
	Taiwan Pelican Express Co. Ltd.	7,000	12,144
	Taiwan Sakura Corp.	26,000	54,963
	Taiwan Sanyo Electric Co. Ltd.	19,000	22,451
	Taiwan Secom Co. Ltd.	24,000	82,365
	Taiwan Semiconductor Co. Ltd.	30,000	81,134
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,049,000	17,989,894
	Taiwan Shin Kong Security Co. Ltd.	33,000	43,129
	Taiwan Styrene Monomer	65,000	30,152
	Taiwan Surface Mounting Technology Corp.	49,000	142,422
	Taiwan Taxi Co. Ltd.	6,000	15,629
*	Taiwan TEA Corp.	94,000	60,138
	Taiwan Union Technology Corp.	42,000	73,427
	Taiwan-Asia Semiconductor Corp.	46,000	63,674
	Taiyen Biotech Co. Ltd.	14,000	15,823
*	Tang Eng Iron Works Co. Ltd.	20,000	21,270
*	Tatung Co. Ltd.	87,000	101,524
	TBI Motion Technology Co. Ltd.	7,000	10,058
	TCI Co. Ltd.	10,000	48,222
	Team Group, Inc.	18,000	17,077
	Teco Electric & Machinery Co. Ltd.	122,000	120,064
	Tehmag Foods Corp.	5,000	42,993
	Test Research, Inc.	24,000	49,419
	Test Rite International Co. Ltd.	31,000	22,529
	Tex-Ray Industrial Co. Ltd.	32,000	12,881

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Thermaltake Technology Co. Ltd.	12,000	$10,433
	Thinking Electronic Industrial Co. Ltd.	10,000	46,797
	Thye Ming Industrial Co. Ltd.	24,000	32,891
	Tian Zheng International Precision Machinery Co. Ltd.	5,000	8,293
	Ton Yi Industrial Corp.	149,000	81,752
	Tong Hsing Electronic Industries Ltd.	22,000	144,612
	Tong Ming Enterprise Co. Ltd.	9,000	13,063
	Tong Yang Industry Co. Ltd.	58,000	97,566
*	Tong-Tai Machine & Tool Co. Ltd.	19,000	8,830
	Top Bright Holding Co. Ltd.	4,000	15,337
	Topco Scientific Co. Ltd.	21,000	108,528
	Topco Technologies Corp.	5,000	12,882
	Topkey Corp.	7,000	34,449
	Topoint Technology Co. Ltd.	35,000	33,465
	TPK Holding Co. Ltd.	51,000	58,642
	Transcend Information, Inc.	22,000	46,982
	Transcom, Inc.	5,000	21,761
	Tripod Technology Corp.	51,000	174,986
*	TrueLight Corp.	12,000	10,319
	Tsann Kuen Enterprise Co. Ltd.	12,000	13,053
	TSC Auto ID Technology Co. Ltd.	3,000	17,392
	TSRC Corp.	95,000	82,335
	Ttet Union Corp.	7,000	36,292
	TTFB Co. Ltd.	3,000	23,065
	TTY Biopharm Co. Ltd.	27,000	63,850
	Tung Ho Steel Enterprise Corp.	88,000	152,669
	Tung Thih Electronic Co. Ltd.	6,000	30,248
	Turvo International Co. Ltd.	7,000	26,714
	TXC Corp.	39,000	114,429
	TYC Brother Industrial Co. Ltd.	39,000	41,375
*	Tycoons Group Enterprise	77,000	20,748
	Tyntek Corp.	44,000	27,910
	UDE Corp.	11,000	14,019
	U-Ming Marine Transport Corp.	77,000	108,228
	Unic Technology Corp.	21,000	10,666
	Unimicron Technology Corp.	72,000	384,098
	Union Bank Of Taiwan	352,674	157,701
	Uni-President Enterprises Corp.	242,000	569,700
	Unitech Computer Co. Ltd.	13,000	13,248
*	Unitech Printed Circuit Board Corp.	68,000	38,822
	United Integrated Services Co. Ltd.	23,000	117,921
#	United Microelectronics Corp., Sponsored ADR	51,456	350,930
	United Microelectronics Corp.	434,000	583,842
	Univacco Technology, Inc.	17,000	17,127
	Universal Cement Corp.	83,000	60,822
	Universal Vision Biotechnology Co. Ltd.	4,000	43,927
	Universal, Inc.	12,000	9,882
	Unizyx Holding Corp.	37,000	38,599
	UPC Technology Corp.	116,000	58,940
	Userjoy Technology Co. Ltd.	6,000	13,746
	USI Corp.	124,000	95,010
	U-Tech Media Corp.	25,000	13,748
	Utechzone Co. Ltd.	7,000	19,101
	UVAT Technology Co. Ltd.	9,000	19,409
	Value Valves Co. Ltd.	4,000	11,737
	Vanguard International Semiconductor Corp.	114,000	274,573
	Ventec International Group Co. Ltd.	13,000	28,528
	VIA Labs, Inc.	1,000	8,084
	Via Technologies, Inc.	26,000	64,155

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Viking Tech Corp.	11,000	$21,664
	Visual Photonics Epitaxy Co. Ltd.	16,000	39,534
	Voltronic Power Technology Corp.	5,000	245,586
	Wafer Works Corp.	75,000	119,801
	Waffer Technology Corp.	24,000	33,051
	Wah Lee Industrial Corp.	25,000	73,491
	Walsin Lihwa Corp.	217,000	246,867
	Walsin Technology Corp.	56,000	191,434
	Walton Advanced Engineering, Inc.	69,000	29,261
	Wan Hai Lines Ltd.	87,400	314,048
	WEI Chih Steel Industrial Co. Ltd.	14,000	10,311
	Wei Chuan Foods Corp.	40,000	27,155
	Weikeng Industrial Co. Ltd.	50,000	44,215
	Well Shin Technology Co. Ltd.	13,000	19,512
	Wholetech System Hitech Ltd.	11,000	17,522
	Win Semiconductors Corp.	26,000	138,114
	Winbond Electronics Corp.	361,000	281,046
	Winmate, Inc.	6,000	15,111
	Winstek Semiconductor Co. Ltd.	14,000	22,309
	WinWay Technology Co. Ltd.	3,000	39,070
	Wisdom Marine Lines Co. Ltd.	50,000	114,792
	Wistron Corp.	302,000	267,881
	Wistron Information Technology & Services Corp.	6,000	15,721
	Wistron NeWeb Corp.	34,000	85,356
	Wiwynn Corp.	7,000	173,156
	Wonderful Hi-Tech Co. Ltd.	14,000	16,898
	Wowprime Corp.	19,000	78,383
	WPG Holdings Ltd.	106,000	178,098
	WT Microelectronics Co. Ltd.	42,000	97,313
	WUS Printed Circuit Co. Ltd.	21,000	19,468
	XinTec, Inc.	22,000	95,326
	Xxentria Technology Materials Corp.	18,000	39,674
	Yageo Corp.	33,000	381,020
	Yang Ming Marine Transport Corp.	194,000	585,063
	Yankey Engineering Co. Ltd.	3,000	16,483
	YC INOX Co. Ltd.	53,000	54,305
	Yea Shin International Development Co. Ltd.	29,000	22,162
	Yem Chio Co. Ltd.	68,000	31,895
	Yen Sun Technology Corp.	14,000	14,693
	Yeong Guan Energy Technology Group Co. Ltd.	10,000	19,159
	YFY, Inc.	157,000	126,666
	Yi Jinn Industrial Co. Ltd.	31,000	17,764
*	Yieh Phui Enterprise Co. Ltd.	147,000	80,431
	YONGGU Group, Inc.	5,000	9,032
	Yonyu Plastics Co. Ltd.	12,000	13,313
	Young Fast Optoelectronics Co. Ltd.	15,000	15,915
	Youngtek Electronics Corp.	22,000	50,024
	Yuanta Financial Holding Co. Ltd.	428,000	286,888
	Yuanta Futures Co. Ltd.	7,000	11,102
	Yuen Chang Stainless Steel Co. Ltd.	18,000	12,527
	Yuen Foong Yu Consumer Products Co. Ltd.	37,000	48,026
	Yulon Finance Corp.	21,060	126,118
	Yulon Motor Co. Ltd.	87,000	133,472
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	14,549
	Yungshin Construction & Development Co. Ltd.	23,000	46,519
	YungShin Global Holding Corp.	26,000	35,462
	Zeng Hsing Industrial Co. Ltd.	9,000	40,343
	Zenitron Corp.	35,000	35,131
	Zero One Technology Co. Ltd.	22,580	29,665

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Zhen Ding Technology Holding Ltd.	73,000	$276,499
	Zhen Yu Hardware Co. Ltd.	4,000	14,302
	Zhong Yang Technology Co. Ltd.	10,000	15,109
	Zig Sheng Industrial Co. Ltd.	75,000	28,201
	ZillTek Technology Corp.	3,000	23,613
*	Zinwell Corp.	57,000	32,794
	Zippy Technology Corp.	11,000	15,230
	ZongTai Real Estate Development Co. Ltd.	41,334	38,265
TOTAL TAIWAN			78,657,895
THAILAND — (3.2%)
	AAPICO Hitech PCL	46,400	26,597
	Absolute Clean Energy PCL	302,200	22,002
	Advanced Info Service PCL	43,400	236,985
	Advanced Information Technology PCL	139,700	22,581
	AEON Thana Sinsap Thailand PCL	11,000	49,606
	AgriPure Holdings PLC	92,400	13,806
*	AgriPure Holdings PLC	46,200	0
	AI Energy PCL	53,500	4,796
*	Airports of Thailand PCL	109,700	209,357
	AJ Plast PCL	20,500	8,242
	Amata Corp. PCL	88,200	43,130
*	Ananda Development PCL	480,300	17,615
	AP Thailand PCL	359,900	95,328
	Asia Plus Group Holdings PCL	335,500	28,984
	Asia Sermkij Leasing PCL, NVDR	44,300	43,325
	Asian Insulators PCL	64,800	10,298
	Asian Sea Corp. PCL, Class F	44,200	19,212
	Asiasoft Corp. PCL	23,900	9,674
	Asset World Corp. PCL	212,300	28,837
	B Grimm Power PCL	24,800	25,602
	Bangchak Corp. PCL	155,600	124,700
*	Bangkok Airways PCL	114,300	29,344
	Bangkok Bank PCL	49,900	179,618
	Bangkok Chain Hospital PCL	165,900	91,491
	Bangkok Commercial Asset Management PCL	89,600	41,137
	Bangkok Dusit Medical Services PCL, Class F	387,000	281,235
	Bangkok Expressway & Metro PCL	141,700	33,491
	Bangkok Insurance PCL	13,500	99,022
	Bangkok Land PCL	1,887,300	52,297
	Bangkok Life Assurance PCL, NVDR	28,000	28,905
	Banpu PCL	552,400	201,091
	Banpu Power PCL	65,300	26,787
	BCPG PCL	101,900	28,236
	BEC World PCL	137,900	46,828
	Berli Jucker PCL	59,900	52,886
*	Better World Green PCL	857,700	18,874
	BG Container Glass PCL	65,500	18,684
*	Bound & Beyond PCL	54,600	18,245
	BTS Group Holdings PCL	275,000	64,249
	Bumrungrad Hospital PCL	8,000	39,554
	Business Online PCL	31,100	8,871
	Cal-Comp Electronics Thailand PCL, Class F	654,450	44,803
	Carabao Group PCL, Class F	21,900	66,932
	Central Pattana PCL	56,100	96,777
*	Central Plaza Hotel PCL	22,300	25,444
	Central Retail Corp. PCL	71,600	70,997
	CH Karnchang PCL	117,000	68,020
	Charoen Pokphand Foods PCL	265,000	181,778

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Chularat Hospital PCL, Class F	496,300	$50,425
	CK Power PCL	278,900	40,536
	Com7 PCL, Class F	69,700	57,752
*	Country Group Holdings PCL, Class F	655,000	14,235
	CP ALL PCL	83,300	138,607
	Delta Electronics Thailand PCL	5,900	75,974
	Demco PCL	163,000	14,170
	Diamond Building Products PCL	45,400	9,065
*	DOD Biotech PCL	63,800	9,186
	Dohome PCL	67,740	29,628
	Dynasty Ceramic PCL	494,200	37,860
*	Earth Tech Environment PCL	187,200	17,494
	Eastern Polymer Group PCL, Class F	92,400	24,349
	Eastern Power Group PCL	102,900	12,524
	Eastern Water Resources Development & Management PCL, Class F	110,200	20,657
	Ekachai Medical Care PCL	81,952	17,032
	Electricity Generating PCL	9,200	46,237
	Energy Absolute PCL	37,300	83,852
*	Esso Thailand PCL	124,500	35,852
	Forth Corp. PCL	32,500	39,290
	Forth Smart Service PCL	23,400	12,460
	Frasers Property Thailand PCL	68,900	28,077
*	General Engineering PCL	986,800	5,630
	GFPT PCL	73,300	31,264
	Global Green Chemicals PCL, Class F	58,600	23,561
	Global Power Synergy PCL, Class F	21,400	39,387
	Gulf Energy Development PCL	73,900	94,859
	Gunkul Engineering PCL	503,400	73,848
	Hana Microelectronics PCL	65,900	81,905
	Home Product Center PCL	336,500	121,582
	Hwa Fong Rubber Thailand PCL	46,200	8,158
	Ichitan Group PCL	65,500	14,146
	Index Livingmall PCL	25,800	11,705
	Indorama Ventures PCL	88,800	105,542
*	Interlink Telecom PCL	146,500	16,318
*	Interpharma PCL	33,000	15,868
	Intouch Holdings PCL, Class F	14,800	28,145
	IRPC PCL	1,170,500	103,663
*	Italian-Thai Development PCL	882,100	48,886
*	Jasmine International PCL	382,300	27,211
*	Jasmine Technology Solution PCL	10,400	155,958
	Jay Mart PCL	5,900	7,653
*	JKN Global Media PCL	39,400	4,174
	JMT Network Services PCL, Class F	7,100	14,418
	JWD Infologistics PCL	71,800	25,942
	Karmarts PCL	81,400	10,659
	KCE Electronics PCL	65,600	111,828
	KGI Securities Thailand PCL	346,200	43,263
	Khon Kaen Sugar Industry PCL	247,500	23,533
	Kiatnakin Phatra Bank PCL	24,500	43,762
	Krung Thai Bank PCL	120,700	52,136
	Krungthai Card PCL	66,900	104,049
	Lalin Property PCL	77,200	18,666
	Land & Houses PCL	335,400	77,449
	Lanna Resources PCL	46,400	28,488
	LH Financial Group PCL	520,700	16,833
	Loxley PCL	153,300	9,495
	LPN Development PCL	143,000	17,093
*	MBK PCL	139,200	59,371

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	MC Group PCL	43,200	$11,090
	MCS Steel PCL	99,900	31,210
*	MDX PCL	62,800	8,496
	Mega Lifesciences PCL	38,500	50,988
	Millcon Steel PCL	501,600	11,583
*	Minor International PCL	41,900	38,132
	MK Restaurants Group PCL	24,700	34,222
*	Mono Next PCL	486,800	20,101
	Muangthai Capital PCL	61,700	80,875
	Netbay PCL	28,600	19,618
	Noble Development PCL	212,600	25,990
	Northeast Rubber PCL	211,200	34,712
	Origin Property PCL, Class F	163,500	44,195
	Osotspa PCL	82,600	70,124
*	Plan B Media PCL, Class F	315,588	51,869
*	Platinum Group PCL, Class F	150,800	13,109
	Polyplex Thailand PCL	61,000	37,783
*	Power Solution Technologies PCL, Class F	266,900	13,414
	Praram 9 Hospital PCL	53,200	24,714
	Precious Shipping PCL	179,600	87,824
	Prima Marine PCL	272,100	39,547
	Property Perfect PCL	1,293,915	14,060
	Pruksa Holding PCL	104,700	35,270
	PTG Energy PCL	125,300	48,677
	PTT Exploration & Production PCL	106,100	468,385
	PTT Global Chemical PCL	157,700	189,574
	PTT PCL	715,000	674,986
	Quality Houses PCL	1,042,300	60,596
	R&B Food Supply PCL	41,000	14,257
*	Raimon Land PCL	720,500	14,484
	Rajthanee Hospital PCL	21,200	21,885
	Ramkhamhaeng Hospital PCL, Class F	9,000	13,142
	Ratch Group PCL	46,800	48,631
	Ratchaphruek Hospital PCL, Class F	55,300	9,389
	Ratchthani Leasing PCL	351,900	39,004
	Regional Container Lines PCL	67,900	69,173
	Rojana Industrial Park PCL	257,600	43,388
	RS PCL	65,400	27,539
*	S Hotels & Resorts PCL	271,700	28,934
	S Kijchai Enterprise PCL, Class F	105,200	17,862
	Sabina PCL	36,200	24,389
	Sahamitr Pressure Container PCL	52,000	22,179
	Sansiri PCL	1,847,900	50,201
	Sappe PCL	26,500	26,457
	SC Asset Corp. PCL	303,500	27,868
	SCB X PCL	36,100	99,542
	SCG Ceramics PCL	288,200	15,580
	SCG Packaging PCL	29,300	40,595
	Sermsang Power Corp. Co. Ltd.	60,060	15,419
*	Seven Utilities & Power PLC	513,900	12,425
	Siam Cement PCL	24,700	250,288
	Siam City Cement PCL	7,800	32,209
	Siam Global House PCL	82,652	42,213
	Siamgas & Petrochemicals PCL	140,100	44,150
	Sikarin PCL, Class F	78,100	25,673
*	Simat Technologies PCL	142,700	8,916
	Singer Thailand PCL	14,800	16,686
*	Singha Estate PCL	408,100	20,843
	Sino-Thai Engineering & Construction PCL	156,800	51,543

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	SiS Distribution Thailand PCL	11,100	$8,519
*	SKY ICT PCL, Class F	82,100	23,196
	SNC Former PCL	42,900	21,561
	Somboon Advance Technology PCL	72,700	35,155
	SPCG PCL	80,000	34,121
	Sri Trang Agro-Industry PCL	189,100	111,477
	Sri Trang Gloves Thailand PCL	106,300	47,071
	Srisawad Corp. PCL	44,500	60,143
	Srisawad Finance PCL	14,000	10,744
	Srivichai Vejvivat PCL	49,900	15,047
	Star Petroleum Refining PCL	192,900	61,313
	Starflex PCL	70,500	6,512
*	STARK Corp. PCL	353,600	41,498
	Stars Microelectronics Thailand PCL	112,600	14,010
*	STP & I PCL	268,500	27,134
	Supalai PCL	147,900	77,948
	Super Energy Corp. PCL	2,856,000	55,087
	SVI PCL	87,400	18,639
	Synnex Thailand PCL	32,400	16,548
	Syntec Construction PCL	243,200	10,373
	TAC Consumer PCL, Class F	90,100	16,155
	Taokaenoi Food & Marketing PCL, Class F	103,800	20,162
	Tata Steel Thailand PCL	439,200	12,170
	Thai Oil PCL	94,600	131,710
	Thai Stanley Electric PCL, Class F	5,900	27,168
	Thai Union Group PCL, Class F	294,500	130,409
	Thai Vegetable Oil PCL	66,200	54,852
	Thaicom PCL	151,300	36,171
	Thaifoods Group PCL, Class F	229,400	35,522
	Thaire Life Assurance PCL, Class F	114,500	13,749
	Thanachart Capital PCL	31,700	32,510
	Thonburi Healthcare Group PCL	24,000	42,217
	Thoresen Thai Agencies PCL	261,100	62,420
	Tipco Asphalt PCL	149,800	65,113
	Tisco Financial Group PCL	13,500	32,457
	TKS Technologies PCL	58,700	15,149
	TMBThanachart Bank PCL	1,330,574	43,377
	TMT Steel PCL	57,900	12,741
	TOA Paint Thailand PCL	40,700	30,406
	Total Access Communication PCL	45,600	56,985
	TPI Polene PCL	922,600	39,601
	TPI Polene Power PCL	495,700	49,826
	TQM Corp. PCL	35,600	43,521
*	Triton Holding PCL	1,691,000	8,728
	True Corp. PCL	435,800	56,118
	TTW PCL	135,000	38,142
*	U City PLC, Class F	726,300	22,691
	Union Auction PCL	36,100	7,895
*	Unique Engineering & Construction PCL	80,800	10,492
	United Paper PCL	43,200	19,834
*	United Power of Asia PCL, Class F	504,100	3,561
	Univanich Palm Oil PCL	105,200	21,577
	Univentures PCL	124,600	8,598
	Vanachai Group PCL	101,000	20,167
	VGI PCL	246,610	29,210
	Vibhavadi Medical Center PCL	458,900	30,419
	WHA Corp. PCL	316,400	25,786
	WICE Logistics PCL	55,900	17,312
	Workpoint Entertainment PCL	39,100	20,182

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Ziga Innovation PCL	62,200	$8,871
TOTAL THAILAND			10,914,061
TURKEY — (0.7%)
	Agesa Hayat ve Emeklilik AS	6,160	7,007
	Akbank TAS	164,619	79,693
	Aksa Akrilik Kimya Sanayii AS	12,792	42,074
	Aksa Enerji Uretim AS	13,078	22,054
*	Albaraka Turk Katilim Bankasi AS	255,197	19,428
	Alkim Alkali Kimya AS	12,658	15,151
*	Anadolu Anonim Turk Sigorta Sirketi	11,244	3,864
	Anadolu Efes Biracilik Ve Malt Sanayii AS	18,854	38,742
	Anadolu Hayat Emeklilik AS	11,590	8,021
	Arcelik AS	6,062	22,008
	Aselsan Elektronik Sanayi Ve Ticaret AS	26,999	33,490
	Bera Holding AS	41,054	33,802
	BIM Birlesik Magazalar AS	17,736	91,415
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	8,496	20,550
*	Bursa Cimento Fabrikasi AS	160,095	22,834
	Cemtas Celik Makina Sanayi Ve Ticaret AS	14,561	23,487
	Coca-Cola Icecek AS	3,180	25,802
	Deva Holding AS	9,169	17,309
*	Dogan Sirketler Grubu Holding AS	99,944	21,727
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	97,285	13,374
	Dogus Otomotiv Servis ve Ticaret AS	3,992	18,909
	Eczacibasi Yatirim Holding Ortakligi AS	5,753	22,550
	EGE Endustri VE Ticaret AS	155	18,501
	EGE Gubre Sanayii AS	1,267	14,872
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	36,000	28,550
	Enka Insaat ve Sanayi AS	27,345	28,529
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,770	11,278
	Eregli Demir ve Celik Fabrikalari TAS	89,356	138,414
*	Fenerbahce Futbol AS	8,132	22,874
	Ford Otomotiv Sanayi AS	2,396	40,760
*	Global Yatirim Holding AS	109,932	19,202
*	Goodyear Lastikleri TAS	2,920	1,715
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	39,087	19,415
*	GSD Holding AS	87,248	19,619
*	Gubre Fabrikalari TAS	3,299	16,448
*	Hektas Ticaret TAS	25,013	46,015
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	258,662	10,569
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	16,131	15,854
*	Is Finansal Kiralama AS	69,358	14,611
	Is Yatirim Menkul Degerler AS, Class A	21,889	25,704
*	Izmir Demir Celik Sanayi AS	96,432	12,227
	Jantsa Jant Sanayi Ve Ticaret AS	3,680	16,020
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	86,292	51,687
*	Karel Elektronik Sanayi ve Ticaret AS	24,375	18,019
*	Karsan Otomotiv Sanayii Ve Ticaret AS	60,736	24,328
	Kartonsan Karton Sanayi ve Ticaret AS	4,176	17,713
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	153,751	12,200
*	Kerevitas Gida Sanayi ve Ticaret AS	53,495	22,170
	KOC Holding AS	22,855	47,241
	Kordsa Teknik Tekstil AS	7,780	21,044
	Koza Altin Isletmeleri AS	2,278	20,594
*	Koza Anadolu Metal Madencilik Isletmeleri AS	14,157	22,483
	Logo Yazilim Sanayi Ve Ticaret AS	4,173	10,671
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	8,908	31,358
*	Migros Ticaret AS	8,745	27,399

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*Ω	MLP Saglik Hizmetleri AS	4,110	$9,424
*	NET Holding AS	16,567	10,356
*	Netas Telekomunikasyon AS	7,486	7,681
	Nuh Cimento Sanayi AS	3,142	10,266
	Otokar Otomotiv Ve Savunma Sanayi AS	812	21,738
*	Oyak Cimento Fabrikalari AS	31,726	22,393
*	Pegasus Hava Tasimaciligi AS	2,302	21,542
*	Petkim Petrokimya Holding AS	101,248	50,437
*	Reysas Tasimacilik ve Lojistik Ticaret AS	43,798	23,200
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	24,397	18,960
*	Sasa Polyester Sanayi AS	14,054	35,038
*	Sekerbank Turk AS	223,898	21,441
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,821	19,781
#	Sok Marketler Ticaret AS	17,733	13,895
	Tat Gida Sanayi AS	21,388	21,963
*	TAV Havalimanlari Holding AS	9,978	31,352
*	Teknosa Ic Ve Dis Ticaret AS	34,354	15,868
	Tofas Turk Otomobil Fabrikasi AS	5,452	22,511
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	89,060	24,402
*	Tukas Gida Sanayi ve Ticaret AS	30,967	24,549
*	Turk Hava Yollari AO	22,843	64,255
	Turk Telekomunikasyon AS	48,976	24,822
	Turk Traktor ve Ziraat Makineleri AS	1,288	17,133
	Turkcell Iletisim Hizmetleri AS	92,781	88,156
	Turkiye Is Bankasi AS, Class C	126,811	37,169
*	Turkiye Petrol Rafinerileri AS	5,837	87,434
	Turkiye Sigorta AS	45,055	13,129
*	Turkiye Sinai Kalkinma Bankasi AS	266,128	39,312
	Turkiye Sise ve Cam Fabrikalari AS	20,038	24,486
*	Turkiye Vakiflar Bankasi TAO, Class D	59,746	13,048
*	Ulker Biskuvi Sanayi AS	14,702	12,113
*	Ulusoy Un Sanayi ve Ticaret AS	3,844	4,673
	Vestel Beyaz Esya Sanayi ve Ticaret AS	33,670	15,796
	Vestel Elektronik Sanayi ve Ticaret AS	14,541	19,568
	Yapi ve Kredi Bankasi AS	104,394	27,787
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	20,866	17,189
*	Zorlu Enerji Elektrik Uretim AS	131,655	15,324
TOTAL TURKEY			2,399,566
UNITED ARAB EMIRATES — (2.3%)
	Abu Dhabi Commercial Bank PJSC	141,016	350,504
	Abu Dhabi Islamic Bank PJSC	229,764	569,407
	Abu Dhabi National Hotels	34,585	36,253
	Abu Dhabi National Insurance Co. PSC	30,691	51,478
	Abu Dhabi National Oil Co. for Distribution PJSC	238,477	278,085
	Abu Dhabi Ship Building Co. PJSC	17,840	17,613
	Agthia Group PJSC	84,354	122,691
	Air Arabia PJSC	426,498	255,865
*	Ajman Bank PJSC	148,463	30,682
	Aldar Properties PJSC	327,217	437,134
	Amanat Holdings PJSC	159,357	40,325
*	Amlak Finance PJSC	166,309	22,095
*	Apex Investment Co. PSC	83,428	112,750
	Aramex PJSC	77,329	79,721
*	Arkan Building Materials Co.	324,120	105,204
	Dana Gas PJSC	878,948	239,570
*	Deyaar Development PJSC	297,806	40,648
	Dubai Financial Market PJSC	179,329	83,866
	Dubai Investments PJSC	366,682	230,860

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Dubai Islamic Bank PJSC	320,834	$514,138
*	Emaar Development PJSC	253,272	306,237
	Emaar Properties PJSC	340,414	510,857
	Emirates Driving Co.	5,325	28,965
	Emirates Integrated Telecommunications Co. PJSC	116,635	194,566
	Emirates NBD Bank PJSC	207,671	781,591
	Emirates Telecommunications Group Co. PJSC	178,878	1,357,582
*	Eshraq Investments PJSC	238,366	21,633
	First Abu Dhabi Bank PJSC	137,927	729,978
*	Gulf Pharmaceutical Industries PSC	28,930	10,804
	Islamic Arab Insurance Co.	89,769	13,928
*	Manazel PJSC	213,292	22,561
	National Central Cooling Co. PJSC	28,815	21,920
*	RAK Properties PJSC	220,095	41,605
	Ras Al Khaimah Ceramics	118,792	92,563
*	SHUAA Capital PSC	145,291	19,788
*	Union Properties PJSC	370,443	24,988
TOTAL UNITED ARAB EMIRATES			7,798,455
TOTAL COMMON STOCKS			337,846,675
PREFERRED STOCKS — (1.2%)
BRAZIL — (1.2%)
	Alpargatas SASeries D	4,423	18,798
	Banco ABC Brasil SA	13,700	45,622
Ω	Banco BMG SASeries B	38,100	18,188
	Banco Bradesco SA	142,990	481,691
	Banco do Estado do Rio Grande do Sul SA Class B	26,800	51,848
	Banco Pan SA	40,200	51,589
	Braskem SA Class A	18,900	134,021
	Centrais Eletricas Brasileiras SA Class B	9,600	87,816
	Cia de Saneamento do ParanaSeries A	109,300	79,217
	Cia de Transmissao de Energia Eletrica Paulista	14,100	62,105
	Cia Energetica de Minas Gerais	107,600	233,746
	Cia Energetica do Ceara Class A	700	6,329
	Cia Ferro Ligas da Bahia - FERBASA	5,400	49,616
	Cia Paranaense de Energia	151,800	205,076
	Eucatex SA Industria e Comercio	6,500	10,364
	Itau Unibanco Holding SA	163,400	745,928
	Marcopolo SA	76,100	36,328
	Petroleo Brasileiro SA	190,800	1,259,315
	Randon SA Implementos e Participacoes	29,400	57,105
	Schulz SA	26,200	22,027
	Taurus Armas SA	9,000	32,493
	Track & Field Co. SA	3,900	7,485
	Unipar Carbocloro SA Class B	7,910	127,346
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	94,100	156,588
TOTAL BRAZIL			3,980,641
CHILE — (0.0%)
	Embotelladora Andina SA Class B	19,330	35,073
	Sociedad Quimica y Minera de Chile SA Class B	1,334	132,496
TOTAL CHILE			167,569
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA	203,370	35,105

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»

COLOMBIA — (Continued)
	Grupo de Inversiones Suramericana SA	5,755	$20,673
TOTAL COLOMBIA			55,778
TOTAL PREFERRED STOCKS			4,203,988
RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
*	Yinson Holdings Bhd	21,445	2,120
SOUTH KOREA — (0.0%)
*	HSD Engine Co. Ltd.	503	693
*	NOVAREX Co. Ltd.	46	188
TOTAL SOUTH KOREA			881
TAIWAN — (0.0%)
*	CCP Contact Probes Co. Ltd.	1,834	1,489
*	GMI Technology, Inc.	2,452	114
*	Hiwin Technologies Corp.	702	1,301
*	Unitech Printed Circuit Board Corp.	2,842	285
*	Waffer Technology Corp.	1,917	592
*	Walsin Lihwa Corp.	9,443	284
*	Yulon Finance Corp.	1,747	1,663
TOTAL TAIWAN			5,728
THAILAND — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	46,250	4,021
*	EP W4 Warrants 04/27/2023	25,725	217
*	Interlink Telecom PCL	29,300	88
*	MBK PCL	3,108	1,055
*	Tritn W5 Warrants 03/15/2023	338,200	459
*	VGI PCL	10	0
*	Vibhavadi Medical Center PCL	14,983	0
TOTAL THAILAND			5,840
TOTAL RIGHTS/WARRANTS			14,569
TOTAL INVESTMENT SECURITIES (Cost $390,972,443)			342,065,232

			Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	75,398	872,126
TOTAL INVESTMENTS — (100.0%)
(Cost $391,844,442)^^			$342,937,358
As of July 31, 2022, Emerging Markets ex China Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	9	09/16/22	$1,859,708	$1,860,075	$367
Total Futures Contracts			$1,859,708	$1,860,075	$367

Emerging Markets ex China Core Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$20,716,758	$56,996	—	$20,773,754
Chile	955,360	1,533,271	—	2,488,631
Colombia	841,426	—	—	841,426
Czech Republic	—	563,896	—	563,896
Egypt	104,190	—	—	104,190
Greece	—	1,485,188	—	1,485,188
Hungary	—	637,155	—	637,155
India	6,600,431	71,375,029	—	77,975,460
Indonesia	—	10,071,572	$5,851	10,077,423
Malaysia	—	7,277,327	—	7,277,327
Mexico	8,954,324	—	—	8,954,324
Peru	204,124	—	—	204,124
Philippines	—	3,243,659	—	3,243,659
Poland	—	3,098,401	—	3,098,401
Qatar	—	6,122,761	—	6,122,761
Saudi Arabia	23,794	20,259,897	—	20,283,691
South Africa	1,809,936	14,197,851	—	16,007,787
South Korea	853,683	57,040,718	43,100	57,937,501
Taiwan	792,856	77,865,039	—	78,657,895
Thailand	10,464,423	449,638	—	10,914,061
Turkey	—	2,399,566	—	2,399,566
United Arab Emirates	—	7,798,455	—	7,798,455
Preferred Stocks
Brazil	3,962,453	18,188	—	3,980,641
Chile	—	167,569	—	167,569
Colombia	55,778	—	—	55,778
Rights/Warrants
Malaysia	—	2,120	—	2,120
South Korea	—	881	—	881
Taiwan	—	5,728	—	5,728
Thailand	—	5,840	—	5,840
Securities Lending Collateral	—	872,126	—	872,126
Futures Contracts**	367	—	—	367
TOTAL	$56,339,903	$286,548,871	$48,951^	$342,937,725
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2022, the Fund consisted of one hundred and two operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2022, the DFA Commodity Strategy Portfolio held $440,616,501 in the Subsidiary, representing 23.37% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2022, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$305,332
U.S. Large Cap Value Portfolio	15,012,755
U.S. Targeted Value Portfolio	8,999,550
U.S. Small Cap Value Portfolio	10,383,087
U.S. Core Equity 1 Portfolio	14,330,001
U.S. Core Equity 2 Portfolio	15,135,790
U.S. Vector Equity Portfolio	2,497,390
U.S. Small Cap Portfolio	9,188,103
U.S. Micro Cap Portfolio	4,421,215
DFA Real Estate Securities Portfolio	5,700,277
Large Cap International Portfolio	4,375,767
International Core Equity Portfolio	27,990,911
International Small Company Portfolio	10,324,238
Global Small Company Portfolio	82,360
Japanese Small Company Portfolio	310,650
Asia Pacific Small Company Portfolio	351,035
United Kingdom Small Company Portfolio	24,514
Continental Small Company Portfolio	699,528
DFA International Real Estate Securities Portfolio	6,484,909
DFA Global Real Estate Securities Portfolio	8,603,045
DFA International Small Cap Value Portfolio	11,229,025
International Vector Equity Portfolio	3,093,616
World ex U.S. Value Portfolio	195,525
World ex U.S. Targeted Value Portfolio	681,252
World ex U.S. Core Equity Portfolio	3,294,184
Selectively Hedged Global Equity Portfolio	185,485
Emerging Markets Portfolio	3,130,385
Emerging Markets Small Cap Portfolio	3,915,462
Emerging Markets Value Portfolio	10,227,795
Emerging Markets Core Equity Portfolio	21,000,864
U.S. Large Cap Equity Portfolio	948,784
DFA Commodity Strategy Portfolio	3,659,915
DFA One-Year Fixed Income Portfolio	5,810,419

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$5,521,685
DFA Selectively Hedged Global Fixed Income Portfolio	1,157,537
DFA Short-Term Government Portfolio	1,616,847
DFA Five-Year Global Fixed Income Portfolio	11,809,733
DFA World ex U.S. Government Fixed Income Portfolio	1,582,630
DFA Intermediate Government Fixed Income Portfolio	5,362,049
DFA Short-Term Extended Quality Portfolio	7,298,967
DFA Intermediate-Term Extended Quality Portfolio	1,683,617
DFA Targeted Credit Portfolio	906,479
DFA Investment Grade Portfolio	12,494,916
DFA Inflation-Protected Securities Portfolio	6,885,542
DFA Short-Term Municipal Bond Portfolio	2,305,015
DFA Intermediate-Term Municipal Bond Portfolio	1,882,326
DFA Selective State Municipal Bond Portfolio	261,749
DFA Short-Term Selective State Municipal Bond Portfolio	182,231
DFA California Short-Term Municipal Bond Portfolio	788,045
DFA California Intermediate-Term Municipal Bond Portfolio	529,737
DFA NY Municipal Bond Portfolio	140,634
Dimensional Retirement Income Fund	96,416
Dimensional 2045 Target Date Retirement Income Fund	93,480
Dimensional 2050 Target Date Retirement Income Fund	65,642
Dimensional 2055 Target Date Retirement Income Fund	41,380
Dimensional 2060 Target Date Retirement Income Fund	35,419
Dimensional 2065 Target Date Retirement Income Fund	5,649
Dimensional 2010 Target Date Retirement Income Fund	23,802
Dimensional 2015 Target Date Retirement Income Fund	34,022
Dimensional 2020 Target Date Retirement Income Fund	105,079
Dimensional 2025 Target Date Retirement Income Fund	156,943
Dimensional 2030 Target Date Retirement Income Fund	164,826
Dimensional 2035 Target Date Retirement Income Fund	144,621
Dimensional 2040 Target Date Retirement Income Fund	109,181
DFA Short-Duration Real Return Portfolio	2,287,815
DFA Municipal Real Return Portfolio	1,680,217
DFA Municipal Bond Portfolio	641,591
World Core Equity Portfolio	789,258
DFA LTIP Portfolio	418,345
U.S. Social Core Equity 2 Portfolio	911,248
U.S. Sustainability Core 1 Portfolio	3,580,774
U.S. Sustainability Targeted Value Portfolio	298,402
International Sustainability Core 1 Portfolio	2,916,008
International Social Core Equity Portfolio	1,288,103
Global Social Core Equity Portfolio	39,497
Emerging Markets Social Core Equity Portfolio	1,281,770
VA U.S. Targeted Value Portfolio	430,985
VA U.S. Large Value Portfolio	462,821
VA International Value Portfolio	405,664
VA International Small Portfolio	293,052
VA Short-Term Fixed Portfolio	345,784

Federal Tax Cost
VA Global Bond Portfolio	$374,440
VIT Inflation-Protected Securities Portfolio	238,677
VA Global Moderate Allocation Portfolio	133,890
U.S. Large Cap Growth Portfolio	1,339,635
U.S. Small Cap Growth Portfolio	646,521
International Large Cap Growth Portfolio	501,807
International Small Cap Growth Portfolio	294,365
DFA Social Fixed Income Portfolio	550,836
DFA Diversified Fixed Income Portfolio	2,279,581
U.S. High Relative Profitability Portfolio	3,773,108
International High Relative Profitability Portfolio	1,845,484
VA Equity Allocation Portfolio	82,924
DFA MN Municipal Bond Portfolio	32,600
DFA California Municipal Real Return Portfolio	274,188
DFA Global Core Plus Fixed Income Portfolio	3,266,531
Emerging Markets Sustainability Core 1 Portfolio	949,113
Emerging Markets Targeted Value Portfolio	197,971
DFA Global Sustainability Fixed Income Portfolio	1,022,801
DFA Oregon Municipal Bond Portfolio	65,434
DFA Global Core Plus Real Return Portfolio	367,973
Emerging Markets ex China Core Equity Portfolio	391,844
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.
OTHER
The Portfolios are subject to claims and suits that arise  from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.